================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
             (Address of principal executive offices)  (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

ANNUAL REPORT

year ended: October 31, 2012

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] Dimensional

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2012

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes..........................   1
   DFA Investment Dimensions Group Inc.
      Performance Charts...............................................   3
      Management's Discussion and Analysis.............................  13
      Disclosure of Fund Expenses......................................  26
      Disclosure of Portfolio Holdings.................................  31
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          Enhanced U.S. Large Company Portfolio........................  34
          U.S. Large Cap Value Portfolio...............................  38
          U.S. Targeted Value Portfolio................................  39
          U.S. Small Cap Value Portfolio...............................  42
          U.S. Core Equity 1 Portfolio.................................  45
          U.S. Core Equity 2 Portfolio.................................  48
          U.S. Vector Equity Portfolio.................................  51
          U.S. Small Cap Portfolio.....................................  54
          U.S. Micro Cap Portfolio.....................................  57
          DFA Real Estate Securities Portfolio.........................  60
          Large Cap International Portfolio............................  62
          International Core Equity Portfolio..........................  66
          International Small Company Portfolio........................  70
          Japanese Small Company Portfolio.............................  71
          Asia Pacific Small Company Portfolio.........................  71
          United Kingdom Small Company Portfolio.......................  72
          Continental Small Company Portfolio..........................  72
          DFA International Real Estate Securities Portfolio...........  73
          DFA Global Real Estate Securities Portfolio..................  77
          DFA International Small Cap Value Portfolio..................  78
          International Vector Equity Portfolio........................  82
          World ex U.S. Value Portfolio................................  87
          Selectively Hedged Global Equity Portfolio...................  88
          Emerging Markets Portfolio...................................  89
          Emerging Markets Small Cap Portfolio.........................  89
          Emerging Markets Value Portfolio.............................  90
          Emerging Markets Core Equity Portfolio.......................  91
      Statements of Assets and Liabilities.............................  96
      Statements of Operations......................................... 103
      Statements of Changes in Net Assets.............................. 110
      Financial Highlights............................................. 119
      Notes to Financial Statements.................................... 136
      Report of Independent Registered Public Accounting Firm.......... 164

Table of Contents
Continued


                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Performance Chart.................................................... 165
    Management's Discussion and Analysis................................. 166
    Consolidated Disclosure of Fund Expenses............................. 167
    Consolidated Disclosure of Portfolio Holdings........................ 168
    Consolidated Schedule of Investments................................. 169
    Consolidated Statement of Assets and Liabilities..................... 175
    Consolidated Statement of Operations................................. 176
    Consolidated Statements of Changes in Net Assets..................... 177
    Consolidated Financial Highlights.................................... 178
    Consolidated Notes to Financial Statements........................... 179
    Report of Independent Registered Public Accounting Firm.............. 191
 Dimensional Investment Group Inc.
    Performance Charts................................................... 192
    Management's Discussion and Analysis................................. 193
    Disclosure of Fund Expenses.......................................... 197
    Disclosure of Portfolio Holdings..................................... 199
    Schedule of Investments/Summary Schedule of Portfolio Holdings.......
        DFA International Value Portfolio................................ 200
        U.S. Large Company Portfolio..................................... 201
    Statements of Assets and Liabilities................................. 204
    Statements of Operations............................................. 205
    Statements of Changes in Net Assets.................................. 206
    Financial Highlights................................................. 207
    Notes to Financial Statements........................................ 209
    Report of Independent Registered Public Accounting Firm.............. 220
 The DFA Investment Trust Company
    Performance Charts................................................... 221
    Management's Discussion and Analysis................................. 224
    Disclosure of Fund Expenses.......................................... 230
    Disclosure of Portfolio Holdings..................................... 232
    Summary Schedules of Portfolio Holdings..............................
        The U.S. Large Cap Value Series.................................. 234
        The DFA International Value Series............................... 237
        The Japanese Small Company Series................................ 241
        The Asia Pacific Small Company Series............................ 244
        The United Kingdom Small Company Series.......................... 247
        The Continental Small Company Series............................. 250
        The Canadian Small Company Series................................ 254
        The Emerging Markets Series...................................... 257
        The Emerging Markets Small Cap Series............................ 261
    Statements of Assets and Liabilities................................. 265
    Statements of Operations............................................. 267
    Statements of Changes in Net Assets.................................. 269
    Financial Highlights................................................. 272
    Notes to Financial Statements........................................ 277
    Report of Independent Registered Public Accounting Firm.............. 287

Table of Contents
Continued


                                                                           Page
                                                                           ----
Dimensional Emerging Markets Value Fund
   Performance Chart...................................................... 288
   Management's Discussion and Analysis................................... 289
   Disclosure of Fund Expenses............................................ 291
   Disclosure of Portfolio Holdings....................................... 292
   Summary Schedule of Portfolio Holdings................................. 293
   Statement of Assets and Liabilities.................................... 297
   Statement of Operations................................................ 298
   Statements of Changes in Net Assets.................................... 299
   Financial Highlights................................................... 300
   Notes to Financial Statements.......................................... 301
   Report of Independent Registered Public Accounting Firm................ 309
Fund Management                                                            310
Voting Proxies on Fund Portfolio Securities                                320
Notice to Shareholders                                                     321

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
-----------------------------------------------------------------

 Investment Abbreviations
   ADR       American Depositary Receipt
   FNMA      Federal National Mortgage Association
   GDR       Global Depositary Receipt
   P.L.C.    Public Limited Company
   REIT      Real Estate Investment Trust
   SPDR      Standard & Poor's Depository Receipts

 Investment Footnotes
   +         See Note B to Financial Statements.
   ++        Securities have generally been fair valued. See Note B to
             Financial Statements.
   **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
             Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
   *         Non-Income Producing Securities.
   #         Total or Partial Securities on Loan.
   ^         Denominated in local currency or the Euro, unless otherwise noted.
   @         Security purchased with cash proceeds from Securities on Loan.
   (r)       The adjustable rate shown is effective as of October 31, 2012.
   (g)       Face Amount denominated in British Pounds.
   (c)       Face Amount denominated in Canadian Dollars.
   (e)       Face Amount denominated in Euro.
   (u)       Face Amount denominated in United States Dollars.
   ^^        Security segregated as collateral for the Open Futures Contracts.
   @@        Security segregated as collateral for Swap Agreements.
   (S)       Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


   Financial Highlights
   --------------------
     (A)     Computed using average shares outstanding.
     (B)     Annualized
     (C)     Non-Annualized
     (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
     (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

   All Statements, Schedules and Notes to Financial Statements
   -----------------------------------------------------------
     --      Amounts designated as -- are either zero or rounded to zero.
     RIC     Registered Investment Company
     SEC     Securities and Exchange Commission
     (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Enhanced U.S. Large Company Portfolio vs. S&P 500(R) Index
October 31, 2002 - October 31, 2012

                                                                Enhanced U.S. Large Company
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio          S&P 500(R) Index
---------   ---------- ----------- ----------------- ---------- --------------------------- ----------------
2002-10-31  2002-11-30     5.56%          5.89%         10/2002               10000                 10000
2002-11-30  2002-12-31    -5.54%         -5.88%         11/2002         10555.55556           10588.59043
2002-12-31  2003-01-31    -2.59%         -2.62%         12/2002         9971.066175           9966.404855
2003-01-31  2003-02-28    -1.33%         -1.50%         01/2003         9713.193776           9705.285048
2003-02-28  2003-03-31     0.90%          0.97%         02/2003         9584.257576           9559.705772
2003-03-31  2003-04-30     8.33%          8.24%         03/2003         9670.791669           9652.530516
2003-04-30  2003-05-31     5.49%          5.27%         04/2003         10476.69097           10447.60945
2003-05-31  2003-06-30     1.18%          1.28%         05/2003         11052.33334             10998.094
2003-06-30  2003-07-31     1.29%          1.76%         06/2003         11182.90699            11138.8696
2003-07-31  2003-08-31     1.91%          1.95%         07/2003         11327.20256           11335.24787
2003-08-31  2003-09-30    -0.63%         -1.06%         08/2003         11543.64592            11556.2852
2003-09-30  2003-10-31     5.30%          5.66%         09/2003         11470.78819           11433.55746
2003-10-31  2003-11-30     0.84%          0.88%         10/2003         12078.32048            12080.3538
2003-11-30  2003-12-31     5.49%          5.24%         11/2003         12179.57586           12186.66091
2003-12-31  2004-01-31     1.81%          1.84%         12/2003         12848.40942           12825.72941
2004-01-31  2004-02-29     1.55%          1.39%         01/2004         13080.43487           13061.14532
2004-02-29  2004-03-31    -1.41%         -1.51%         02/2004         13283.45714           13242.68797
2004-03-31  2004-04-30    -2.22%         -1.57%         03/2004         13096.05234           13042.85581
2004-04-30  2004-05-31     1.25%          1.37%         04/2004         12805.35195           12838.08298
2004-05-31  2004-06-30     1.77%          1.94%         05/2004         12965.23716           13014.22147
2004-06-30  2004-07-31    -3.20%         -3.31%         06/2004         13194.84555           13267.21794
2004-07-31  2004-08-31     0.68%          0.40%         07/2004         12772.02729           12828.07303
2004-08-31  2004-09-30     1.00%          1.08%         08/2004         12859.50693           12879.77016
2004-09-30  2004-10-31     1.58%          1.53%         09/2004         12987.71866           13019.25807
2004-10-31  2004-11-30     3.66%          4.05%         10/2004         13192.47999           13218.19233
2004-11-30  2004-12-31     3.39%          3.40%         11/2004          13675.1317            13753.0004
2004-12-31  2005-01-31    -2.62%         -2.44%         12/2004         14138.25834             14221.015
2005-01-31  2005-02-28     1.93%          2.10%         01/2005         13768.53401           13874.37776
2005-02-28  2005-03-31    -2.00%         -1.77%         02/2005         14034.73553           14166.29467
2005-03-31  2005-04-30    -1.72%         -1.90%         03/2005         13753.74503           13915.40959
2005-04-30  2005-05-31     3.17%          3.18%         04/2005         13517.12146           13651.43427
2005-05-31  2005-06-30     0.11%          0.14%         05/2005         13946.00168           14085.82291
2005-06-30  2005-07-31     3.29%          3.72%         06/2005         13960.69676           14105.82477
2005-07-31  2005-08-31    -0.72%         -0.91%         07/2005         14420.12521           14630.56146
2005-08-31  2005-09-30     0.62%          0.81%         08/2005          14316.3833           14497.13074
2005-09-30  2005-10-31    -2.07%         -1.67%         09/2005         14405.02963           14614.55749
2005-10-31  2005-11-30     3.81%          3.78%         10/2005         14106.78885           14370.93282
2005-11-30  2005-12-31     0.01%          0.04%         11/2005         14643.62226            14914.4415
2005-12-31  2006-01-31     2.69%          2.65%         12/2005         14644.65404           14919.66156
2006-01-31  2006-02-28     0.00%          0.27%         01/2006         15038.00219           15314.73419
2006-02-28  2006-03-31     1.25%          1.25%         02/2006         15038.00218           15356.23712
2006-03-31  2006-04-30     1.20%          1.34%         03/2006         15226.27444           15547.42228
2006-04-30  2006-05-31    -2.96%         -2.88%         04/2006         15408.44323           15756.22416
2006-05-31  2006-06-30     0.10%          0.14%         05/2006         14953.02126           15302.76003
2006-06-30  2006-07-31     0.61%          0.62%         06/2006         14968.20199           15323.57178
2006-07-31  2006-08-31     2.32%          2.38%         07/2006         15059.28639           15418.11822
2006-08-31  2006-09-30     2.56%          2.58%         08/2006         15408.44323           15784.96351
2006-09-30  2006-10-31     3.17%          3.26%         09/2006         15803.14226           16191.74202
2006-10-31  2006-11-30     1.96%          1.90%         10/2006         16304.10643           16719.43089
2006-11-30  2006-12-31     1.34%          1.40%         11/2006         16622.90181           17037.43447
2006-12-31  2007-01-31     1.42%          1.51%         12/2006         16845.30813           17276.43134
2007-01-31  2007-02-28    -1.96%         -1.96%         01/2007         17084.36169           17537.70592
2007-02-28  2007-03-31     1.14%          1.12%         02/2007          16749.6867           17194.68908
2007-03-31  2007-04-30     4.33%          4.43%         03/2007         16940.92955           17387.01168
2007-04-30  2007-05-31     3.43%          3.49%         04/2007         17674.02716           18157.17406
2007-05-31  2007-06-30    -1.74%         -1.66%         05/2007         18279.62954           18790.77083
2007-06-30  2007-07-31    -3.02%         -3.10%         06/2007         17960.89145           18478.59355
2007-07-31  2007-08-31     1.37%          1.50%         07/2007         17419.03669           17905.66827
2007-08-31  2007-09-30     3.72%          3.74%         08/2007         17658.09026           18174.07549
2007-09-30  2007-10-31     1.60%          1.59%         09/2007         18314.84294           18853.78591
2007-10-31  2007-11-30    -4.21%         -4.18%         10/2007         18608.66395           19153.74965
2007-11-30  2007-12-31    -0.71%         -0.69%         11/2007         17825.14126           18352.93137
2007-12-31  2008-01-31    -6.27%         -6.00%         12/2007         17698.79021           18225.56203
2008-01-31  2008-02-29    -3.24%         -3.25%         01/2008         16589.26039           17132.02831
2008-02-29  2008-03-31    -0.45%         -0.43%         02/2008         16052.39112           16575.40871
2008-03-31  2008-04-30     4.70%          4.87%         03/2008         15980.80855           16503.80294
2008-04-30  2008-05-31     1.39%          1.30%         04/2008         16732.42553           17307.53814
2008-05-31  2008-06-30    -8.49%         -8.43%         05/2008         16965.06888           17532.53614
2008-06-30  2008-07-31    -0.82%         -0.84%         06/2008         15523.93636           16054.54334
2008-07-31  2008-08-31     1.53%          1.45%         07/2008          15397.2842           15919.52463
2008-08-31  2008-09-30    -9.21%         -8.91%         08/2008         15632.49536           16149.72096
2008-09-30  2008-10-31   -17.05%        -16.80%         09/2008         14193.16644           14710.61933
2008-10-31  2008-11-30    -6.80%         -7.18%         10/2008          11773.0496           12239.97081
2008-11-30  2008-12-31     1.17%          1.06%         11/2008         10972.40944            11361.7529
2008-12-31  2009-01-31    -8.38%         -8.43%         12/2008         11101.21756           11482.64196
2009-01-31  2009-02-28   -10.93%        -10.65%         01/2009          10171.0609           10514.81106
2009-02-28  2009-03-31     9.11%          8.76%         02/2009         9058.917062           9395.193977
2009-03-31  2009-04-30     9.86%          9.57%         03/2009         9883.748938           10218.16778
2009-04-30  2009-05-31     5.98%          5.59%         04/2009         10857.91721           11196.14862
2009-05-31  2009-06-30     0.35%          0.20%         05/2009         11507.36273           11822.34921
2009-06-30  2009-07-31     7.91%          7.56%         06/2009         11547.95307           11845.75746
2009-07-31  2009-08-31     3.91%          3.61%         07/2009         12461.23583           12741.73881
2009-08-31  2009-09-30     3.93%          3.73%         08/2009         12948.31996           13201.71558
2009-09-30  2009-10-31    -1.82%         -1.86%         09/2009         13457.21195            13694.4036
2009-10-31  2009-11-30     6.33%          6.00%         10/2009         13212.53537           13440.00171
2009-11-30  2009-12-31     1.72%          1.93%         11/2009         14048.51369           14246.13301
2009-12-31  2010-01-31    -3.44%         -3.60%         12/2009         14290.11101            14521.3683
2010-01-31  2010-02-28     3.26%          3.10%         01/2010         13798.76049           13999.03468
2010-02-28  2010-03-31     5.89%          6.03%         02/2010         14249.16513           14432.68278
2010-03-31  2010-04-30     1.63%          1.58%         03/2010          15088.5556           15303.60859
2010-04-30  2010-05-31    -7.88%         -7.99%         04/2010         15334.23086           15545.20666
2010-05-31  2010-06-30    -5.14%         -5.23%         05/2010          14126.3275           14303.92191
2010-06-30  2010-07-31     7.06%          7.01%         06/2010         13400.23286            13555.1402
2010-07-31  2010-08-31    -4.44%         -4.51%         07/2010         14345.64806           14504.85399
2010-08-31  2010-09-30     8.94%          8.92%         08/2010         13708.52042           13850.04686
2010-09-30  2010-10-31     3.86%          3.80%         09/2010          14934.7217           15086.08045
2010-10-31  2010-11-30    -0.13%          0.01%         10/2010         15511.51095           15660.09072
2010-11-30  2010-12-31     6.69%          6.68%         11/2010         15490.91134           15662.09521
2010-12-31  2011-01-31     2.50%          2.37%         12/2010          16527.6527            16708.8087
2011-01-31  2011-02-28     3.29%          3.43%         01/2011         16940.32817           17104.82417
2011-02-28  2011-03-31     0.00%          0.04%         02/2011         17497.44006           17690.81834
2011-03-31  2011-04-30     3.18%          2.96%         03/2011         17497.44006            17697.8416
2011-04-30  2011-05-31    -0.91%         -1.13%         04/2011         18054.55195           18221.96318
2011-05-31  2011-06-30    -1.73%         -1.67%         05/2011         17889.48176           18015.70878
2011-06-30  2011-07-31    -1.88%         -2.03%         06/2011         17579.97515           17715.40493
2011-07-31  2011-08-31    -5.50%         -5.43%         07/2011         17249.83478           17355.17988
2011-08-31  2011-09-30    -7.09%         -7.03%         08/2011         16300.68119           16412.42916
2011-09-30  2011-10-31    11.04%         10.93%         09/2011         15145.18987           15258.66821
2011-10-31  2011-11-30    -0.61%         -0.22%         10/2011         16816.52553           16926.33384
2011-11-30  2011-12-31     1.12%          1.02%         11/2011         16713.35666           16888.94356
2011-12-31  2012-01-31     4.69%          4.48%         12/2011         16899.76673           17061.70057
2012-01-31  2012-02-29     4.36%          4.32%         01/2012         17692.59529           17826.32068
2012-02-29  2012-03-31     3.39%          3.29%         02/2012         18464.55994           18597.14861
2012-03-31  2012-04-30    -0.55%         -0.63%         03/2012         19090.47723           19209.16218
2012-04-30  2012-05-31    -6.04%         -6.01%         04/2012         18986.15768           19088.60547
2012-05-31  2012-06-30     4.20%          4.12%         05/2012         17838.64266           17941.38029
2012-06-30  2012-07-31     1.69%          1.39%         06/2012         18587.12395           18680.60498
2012-07-31  2012-08-31     2.33%          2.25%         07/2012         18901.09564           18940.05976
2012-08-31  2012-09-30     2.57%          2.58%         08/2012           19340.656           19366.64291
2012-09-30  2012-10-31    -1.80%         -1.85%         09/2012         19837.11143           19867.11129
                                                     10/31/2012         19480.63057           19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.84%      0.92%     6.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Large Cap Value Russell 1000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     7.07%          6.30%         10/2002           10000              10000
2002-11-30  2002-12-31    -4.55%         -4.34%         11/2002     10706.99136              10630
2002-12-31  2003-01-31    -2.32%         -2.42%         12/2002     10219.55713          10168.658
2003-01-31  2003-02-28    -2.93%         -2.67%         01/2003      9982.62767        9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003     9690.414676        9657.643684
2003-03-31  2003-04-30     9.20%          8.80%         03/2003     9644.954344        9674.061679
2003-04-30  2003-05-31     6.69%          6.46%         04/2003      10531.8467        10525.37911
2003-05-31  2003-06-30     1.08%          1.25%         05/2003     11236.60937         11205.3186
2003-06-30  2003-07-31     2.52%          1.49%         06/2003     11357.48184        11345.38508
2003-07-31  2003-08-31     3.55%          1.56%         07/2003     11643.40446        11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003      12056.4038        11694.05645
2003-09-30  2003-10-31     6.69%          6.12%         09/2003     11791.54621        11579.45469
2003-10-31  2003-11-30     2.22%          1.36%         10/2003     12580.30504        12288.11732
2003-11-30  2003-12-31     6.83%          6.16%         11/2003     12859.15917        12455.23571
2003-12-31  2004-01-31     1.69%          1.76%         12/2003     13737.50291        13222.47824
2004-01-31  2004-02-29     2.58%          2.14%         01/2004     13969.66351        13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004     14329.91271          13743.135
2004-03-31  2004-04-30    -1.69%         -2.44%         03/2004     14272.21005        13622.19541
2004-04-30  2004-05-31     0.57%          1.02%         04/2004     14031.66718        13289.81384
2004-05-31  2004-06-30     2.99%          2.36%         05/2004     14111.84814        13425.36995
2004-06-30  2004-07-31    -3.27%         -1.41%         06/2004     14533.14249        13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004     14058.62373        13548.44353
2004-08-31  2004-09-30     3.08%          1.55%         08/2004     14058.62373        13740.83143
2004-09-30  2004-10-31     1.17%          1.66%         09/2004      14492.0427        13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004      14661.3988        14185.44764
2004-11-30  2004-12-31     3.99%          3.35%         11/2004     15621.08332        14903.23129
2004-12-31  2005-01-31    -2.49%         -1.78%         12/2004     16243.91321        15402.48954
2005-01-31  2005-02-28     3.02%          3.31%         01/2005     15838.82809        15128.32522
2005-02-28  2005-03-31    -0.26%         -1.37%         02/2005     16316.82853        15629.07279
2005-03-31  2005-04-30    -3.44%         -1.79%         03/2005     16274.12272        15414.95449
2005-04-30  2005-05-31     4.28%          2.41%         04/2005     15714.34482         15139.0268
2005-05-31  2005-06-30     2.03%          1.09%         05/2005     16387.70085        15503.59603
2005-06-30  2005-07-31     4.96%          2.89%         06/2005     16720.98419        15673.12716
2005-07-31  2005-08-31    -0.83%         -0.43%         07/2005     17550.52718        16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005     17404.13724        16056.50454
2005-09-30  2005-10-31    -2.68%         -2.54%         09/2005     17672.85892        16281.94488
2005-10-31  2005-11-30     3.98%          3.27%         10/2005     17199.84285         15868.4229
2005-11-30  2005-12-31     0.13%          0.60%         11/2005      17884.9006        16387.32032
2005-12-31  2006-01-31     4.74%          3.88%         12/2005     17907.42447         16485.2089
2006-01-31  2006-02-28    -0.35%          0.61%         01/2006     18755.45422        17125.34866
2006-02-28  2006-03-31     1.76%          1.35%         02/2006     18689.58784        17229.93488
2006-03-31  2006-04-30     2.82%          2.54%         03/2006     19018.12323        17463.32185
2006-04-30  2006-05-31    -1.86%         -2.53%         04/2006     19554.19348        17907.16926
2006-05-31  2006-06-30     0.87%          0.64%         05/2006     19191.31515          17454.821
2006-06-30  2006-07-31    -1.45%          2.43%         06/2006     19357.84876        17566.36245
2006-07-31  2006-08-31     1.61%          1.67%         07/2006     19076.34026        17993.46576
2006-08-31  2006-09-30     2.76%          1.99%         08/2006     19382.68774        18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006     19918.56564        18659.10808
2006-10-31  2006-11-30     1.89%          2.28%         10/2006     20707.66645        19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006     21098.06369        19709.86384
2006-12-31  2007-01-31     2.89%          1.28%         12/2006     21521.94168        20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007      22144.1602        20410.05615
2007-02-28  2007-03-31     0.66%          1.55%         02/2007     21811.74208        20091.86703
2007-03-31  2007-04-30     4.24%          3.70%         03/2007     21954.65413        20402.49503
2007-04-30  2007-05-31     4.10%          3.61%         04/2007     22885.44265        21156.42585
2007-05-31  2007-06-30    -1.62%         -2.34%         05/2007     23824.77052        21919.52162
2007-06-30  2007-07-31    -6.21%         -4.62%         06/2007     23437.69887        21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     21981.94117        20417.39084
2007-08-31  2007-09-30     2.58%          3.43%         08/2007     21562.34043        20646.17729
2007-09-30  2007-10-31     0.54%          0.01%         09/2007     22119.60769        21355.32822
2007-10-31  2007-11-30    -5.60%         -4.89%         10/2007     22239.86963        21357.68501
2007-11-30  2007-12-31    -0.32%         -0.97%         11/2007     20994.29949        20313.84869
2007-12-31  2008-01-31    -3.84%         -4.01%         12/2007     20926.88549        20117.41337
2008-01-31  2008-02-29    -3.09%         -4.19%         01/2008     20124.08686        19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008     19501.69242        18502.53608
2008-03-31  2008-04-30     6.27%          4.87%         03/2008     19319.49295        18363.76706
2008-04-30  2008-05-31     2.38%         -0.16%         04/2008     20531.48361        19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008     21019.89776        19228.35404
2008-06-30  2008-07-31    -1.12%         -0.36%         06/2008     18716.30586        17387.78848
2008-07-31  2008-08-31     1.96%          1.70%         07/2008     18507.43878        17325.02215
2008-08-31  2008-09-30    -9.00%         -7.35%         08/2008     18870.68586        17619.54753
2008-09-30  2008-10-31   -22.53%        -17.31%         09/2008     17173.23447        16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008     13304.23797        13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008     11999.36415        12530.95655
2008-12-31  2009-01-31   -11.86%        -11.50%         12/2008      12388.7549        12704.88624
2009-01-31  2009-02-28   -14.04%        -13.36%         01/2009     10919.84213        11243.95781
2009-02-28  2009-03-31     9.83%          8.55%         02/2009     9386.260241         9741.64674
2009-03-31  2009-04-30    16.18%         10.72%         03/2009     10309.13738        10574.58917
2009-04-30  2009-05-31     7.67%          6.18%         04/2009     11977.34324         11708.0967
2009-05-31  2009-06-30    -1.21%         -0.74%         05/2009     12895.79366        12432.07598
2009-06-30  2009-07-31     9.43%          8.19%         06/2009      12739.6731        12340.27168
2009-07-31  2009-08-31     6.80%          5.23%         07/2009     13940.46703         13350.3397
2009-08-31  2009-09-30     4.35%          3.86%         08/2009     14887.96849        14048.63557
2009-09-30  2009-10-31    -4.30%         -3.06%         09/2009      15536.2026        14591.41079
2009-10-31  2009-11-30     5.63%          5.64%         10/2009     14868.48445        14144.84834
2009-11-30  2009-12-31     2.70%          1.77%         11/2009     15705.48326        14942.09201
2009-12-31  2010-01-31    -2.34%         -2.81%         12/2009     16128.84193        15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010     15750.67447        14778.85081
2010-02-28  2010-03-31     7.80%          6.51%         02/2010     16431.37589        15245.34914
2010-03-31  2010-04-30     3.16%          2.59%         03/2010     17712.94768        16237.82243
2010-04-30  2010-05-31    -8.56%         -8.22%         04/2010     18272.10441        16657.98918
2010-05-31  2010-06-30    -7.56%         -5.63%         05/2010     16708.36103        15288.76974
2010-06-30  2010-07-31     7.82%          6.77%         06/2010     15444.85324        14428.09848
2010-07-31  2010-08-31    -6.11%         -4.28%         07/2010      16652.6712        15404.85527
2010-08-31  2010-09-30     9.80%          7.76%         08/2010     15635.06079        14745.68693
2010-09-30  2010-10-31     3.68%          3.00%         09/2010     17167.15394        15889.70571
2010-10-31  2010-11-30    -0.75%         -0.53%         10/2010     17799.42635        16366.49323
2010-11-30  2010-12-31     9.72%          7.89%         11/2010     17665.30796        16279.88285
2010-12-31  2011-01-31     3.23%          2.26%         12/2010     19382.58005        17564.43559
2011-01-31  2011-02-28     5.39%          3.69%         01/2011     20008.75684        17961.76269
2011-02-28  2011-03-31     0.45%          0.40%         02/2011     21087.70762        18624.27943
2011-03-31  2011-04-30     2.51%          2.66%         03/2011     21183.60229        18698.25097
2011-04-30  2011-05-31    -1.42%         -1.06%         04/2011     21714.88279        19196.15319
2011-05-31  2011-06-30    -1.82%         -2.05%         05/2011     21405.77413         18993.3429
2011-06-30  2011-07-31    -4.57%         -3.32%         06/2011     21016.50944         18603.9051
2011-07-31  2011-08-31    -8.46%         -6.24%         07/2011     20056.80721        17986.83479
2011-08-31  2011-09-30   -10.10%         -7.56%         08/2011     18360.36387         16864.3465
2011-09-30  2011-10-31    13.81%         11.45%         09/2011     16505.29642        15589.84878
2011-10-31  2011-11-30    -0.83%         -0.52%         10/2011     18783.90372        17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18628.10151        17284.71058
2011-12-31  2012-01-31     4.96%          3.78%         12/2011     18774.55685        17633.02386
2012-01-31  2012-02-29     5.77%          3.99%         01/2012     19706.41835         18300.0833
2012-02-29  2012-03-31     1.83%          2.96%         02/2012     20844.27028        19029.58134
2012-03-31  2012-04-30    -2.09%         -1.02%         03/2012     21226.09035        19593.70131
2012-04-30  2012-05-31    -7.10%         -5.86%         04/2012     20783.26509        19393.89913
2012-05-31  2012-06-30     5.37%          4.96%         05/2012     19307.18093        18256.62174
2012-06-30  2012-07-31     0.97%          1.03%         06/2012     20343.19332        19163.05372
2012-07-31  2012-08-31     3.95%          2.17%         07/2012      20540.9881        19361.37516
2012-08-31  2012-09-30     3.65%          3.17%         08/2012      21351.9467        19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012      22131.2698        20409.66857
                                                     10/31/2012     22190.86927        20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         18.14%     -0.04%     8.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Class R1 vs. Russell 2000(R) Value Index January 31, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R1   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-01-31  2008-02-29    -2.50%         -3.97%         01/2008           10000              10000
2008-02-29  2008-03-31     0.73%          1.51%         02/2008            9750        9602.571031
2008-03-31  2008-04-30     3.37%          3.16%         03/2008     9820.726192        9747.569854
2008-04-30  2008-05-31     4.55%          3.42%         04/2008      10151.7619         10055.9908
2008-05-31  2008-06-30   -10.13%         -9.60%         05/2008     10613.20563        10399.79789
2008-06-30  2008-07-31     2.64%          5.13%         06/2008     9538.430516        9401.934888
2008-07-31  2008-08-31     4.52%          4.75%         07/2008     9789.971405        9883.909387
2008-08-31  2008-09-30    -6.43%         -4.69%         08/2008     10232.68337        10353.39508
2008-09-30  2008-10-31   -21.62%        -19.98%         09/2008      9575.00573        9868.077303
2008-10-31  2008-11-30   -13.06%        -11.58%         10/2008     7504.461241         7896.66496
2008-11-30  2008-12-31     6.45%          6.15%         11/2008     6524.740191        6982.159135
2008-12-31  2009-01-31   -13.64%        -14.28%         12/2008     6945.839625         7411.67591
2009-01-31  2009-02-28   -13.24%        -13.89%         01/2009     5998.679676        6352.926629
2009-02-28  2009-03-31    11.01%          8.88%         02/2009     5204.287461        5470.501141
2009-03-31  2009-04-30    19.47%         15.87%         03/2009     5777.123849        5956.201668
2009-04-30  2009-05-31     3.41%          2.16%         04/2009     6901.873626        6901.297903
2009-05-31  2009-06-30    -0.42%         -0.32%         05/2009      7137.04858        7050.523798
2009-06-30  2009-07-31    11.98%         11.56%         06/2009     7107.366548        7028.295918
2009-07-31  2009-08-31     5.28%          4.73%         07/2009     7958.609583        7841.058619
2009-08-31  2009-09-30     5.55%          5.02%         08/2009      8379.10313        8212.179117
2009-09-30  2009-10-31    -7.21%         -6.64%         09/2009     8844.374408        8624.054843
2009-10-31  2009-11-30     3.38%          3.18%         10/2009     8206.756719        8051.355715
2009-11-30  2009-12-31     7.84%          7.57%         11/2009      8484.42894        8307.570836
2009-12-31  2010-01-31    -2.26%         -2.93%         12/2009     9149.548219        8936.791269
2010-01-31  2010-02-28     5.66%          4.64%         01/2010     8943.012141        8674.853247
2010-02-28  2010-03-31     8.25%          8.32%         02/2010     9449.025533        9077.096128
2010-03-31  2010-04-30     7.27%          7.00%         03/2010     10228.79484        9832.097741
2010-04-30  2010-05-31    -9.04%         -8.45%         04/2010     10972.70719        10520.04073
2010-05-31  2010-06-30    -9.52%         -8.73%         05/2010     9980.824059        9631.116786
2010-06-30  2010-07-31     7.79%          7.14%         06/2010     9031.072995        8790.367634
2010-07-31  2010-08-31    -8.08%         -7.52%         07/2010     9734.524268        9417.841262
2010-08-31  2010-09-30    12.24%         10.74%         08/2010     8948.314022        8709.679853
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10043.54719        9644.828043
2010-10-31  2010-11-30     4.06%          2.54%         10/2010     10417.06754        10018.50095
2010-11-30  2010-12-31     8.91%          8.31%         11/2010     10839.56946        10273.12347
2010-12-31  2011-01-31     0.66%          0.05%         12/2010     11804.95838        11126.65959
2011-01-31  2011-02-28     5.62%          5.08%         01/2011      11883.0429        11132.73049
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     12550.31054        11698.01033
2011-03-31  2011-04-30     1.61%          1.62%         03/2011     12791.66266        11860.56861
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     12997.52183        12053.28086
2011-05-31  2011-06-30    -2.21%         -2.46%         05/2011     12678.08519        11837.36467
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011     12397.48354        11546.29335
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011     11964.10446         11164.4843
2011-08-31  2011-09-30   -12.44%        -10.92%         08/2011     10763.43127        10178.34832
2011-09-30  2011-10-31    15.71%         14.41%         09/2011     9424.709734        9066.772018
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     10905.32879        10373.32073
2011-11-30  2011-12-31     0.99%          1.57%         11/2011     10940.92059        10352.59093
2011-12-31  2012-01-31     6.06%          6.65%         12/2011     11048.94425        10514.61803
2012-01-31  2012-02-29     3.63%          1.49%         01/2012     11718.79549        11213.54097
2012-02-29  2012-03-31     1.86%          3.10%         02/2012     12143.75489        11380.36042
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12369.25099        11733.31802
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012     12167.53926        11563.54379
2012-05-31  2012-06-30     4.04%          4.82%         05/2012     11259.83651        10856.92501
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     11714.92916        11380.37242
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     11657.11335        11264.07637
2012-08-31  2012-09-30     3.16%          3.56%         08/2012     12191.90962        11611.57034
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     12577.07883        12025.24213
                                                     10/31/2012     12504.71359        11874.43621

                            One Year From 01/31/2008
                            -------- ---------------
                            14.67%        4.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Targeted Value Portfolio - Class R2 vs. Russell 2000(R) Value Index June 30, 2008 - October 31, 2012

                                                                U.S. Targeted Value  Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Class R2   Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           10000              10000
2008-07-31  2008-08-31     4.48%          4.75%         07/2008           10260        10512.63331
2008-08-31  2008-09-30    -6.36%         -4.69%         08/2008     10719.99999        11011.98339
2008-09-30  2008-10-31   -21.70%        -19.98%         09/2008     10038.27751        10495.79413
2008-10-31  2008-11-30   -13.03%        -11.58%         10/2008     7859.971286        8398.978566
2008-11-30  2008-12-31     6.40%          6.15%         11/2008     6836.066981        7426.300244
2008-12-31  2009-01-31   -13.77%        -14.28%         12/2008     7273.610771        7883.138948
2009-01-31  2009-02-28   -13.23%        -13.89%         01/2009       6272.0983         6757.04172
2009-02-28  2009-03-31    10.95%          8.88%         02/2009     5442.562718        5818.484393
2009-03-31  2009-04-30    19.50%         15.87%         03/2009     6038.299653        6335.080746
2009-04-30  2009-05-31     3.38%          2.16%         04/2009     7215.514375        7340.295359
2009-05-31  2009-06-30    -0.31%         -0.32%         05/2009     7459.076042        7499.013641
2009-06-30  2009-07-31    11.90%         11.56%         06/2009     7435.892168        7475.371827
2009-07-31  2009-08-31     5.38%          4.73%         07/2009     8320.875234        8339.835058
2009-08-31  2009-09-30     5.47%          5.02%         08/2009     8768.452873        8734.562848
2009-09-30  2009-10-31    -7.17%         -6.64%         09/2009     9248.194818        9172.638341
2009-10-31  2009-11-30     3.33%          3.18%         10/2009     8585.424517        8563.509331
2009-11-30  2009-12-31     7.86%          7.57%         11/2009      8870.92557        8836.022516
2009-12-31  2010-01-31    -2.35%         -2.93%         12/2009     9567.974328        9505.268198
2010-01-31  2010-02-28     5.59%          4.64%         01/2010     9342.845518        9226.668075
2010-02-28  2010-03-31     8.32%          8.32%         02/2010     9864.735025        9654.497969
2010-03-31  2010-04-30     7.18%          7.00%         03/2010      10685.4698        10457.52588
2010-04-30  2010-05-31    -9.03%         -8.45%         04/2010     11453.10412        11189.22951
2010-05-31  2010-06-30    -9.46%         -8.73%         05/2010     10419.35657        10243.76035
2010-06-30  2010-07-31     7.71%          7.14%         06/2010     9433.569278         9349.53043
2010-07-31  2010-08-31    -8.06%         -7.52%         07/2010     10160.80426        10016.91819
2010-08-31  2010-09-30    12.23%         10.74%         08/2010     9341.384561        9263.710031
2010-09-30  2010-10-31     3.72%          3.87%         09/2010     10483.98851         10258.3438
2010-10-31  2010-11-30     3.97%          2.54%         10/2010     10874.18592        10655.78635
2010-11-30  2010-12-31     8.86%          8.31%         11/2010     11306.02525        10926.60564
2010-12-31  2011-01-31     0.72%          0.05%         12/2010     12307.63829        11834.43591
2011-01-31  2011-02-28     5.55%          5.08%         01/2011     12396.44867        11840.89298
2011-02-28  2011-03-31     1.92%          1.39%         02/2011     13084.72911        12442.13076
2011-03-31  2011-04-30     1.55%          1.62%         03/2011     13336.35851        12615.02952
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011     13543.58273        12820.00035
2011-05-31  2011-06-30    -2.16%         -2.46%         05/2011     13210.54381        12590.34956
2011-06-30  2011-07-31    -3.56%         -3.31%         06/2011     12925.76923        12280.76294
2011-07-31  2011-08-31   -10.05%         -8.83%         07/2011      12466.2522        11874.66668
2011-08-31  2011-09-30   -12.43%        -10.92%         08/2011     11213.69773        10825.80176
2011-09-30  2011-10-31    15.72%         14.41%         09/2011     9819.780248        9643.517134
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011     11363.63081        11033.17652
2011-11-30  2011-12-31     0.96%          1.57%         11/2011     11400.74261        11011.12808
2011-12-31  2012-01-31     6.07%          6.65%         12/2011     11510.29933        11183.46186
2012-01-31  2012-02-29     3.57%          1.49%         01/2012     12208.57581        11926.84389
2012-02-29  2012-03-31     1.84%          3.10%         02/2012     12644.06006        12104.27487
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012     12876.81889         12479.6844
2012-04-30  2012-05-31    -7.47%         -6.11%         04/2012     12666.58511        12299.11069
2012-05-31  2012-06-30     4.00%          4.82%         05/2012     11720.53311        11547.54329
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012     12189.39596        12104.28764
2012-07-31  2012-08-31     4.59%          3.08%         07/2012     12129.16423        11980.59389
2012-08-31  2012-09-30     3.12%          3.56%         08/2012     12686.30771        12350.19225
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012     13082.30363        12790.17806
                                                     10/31/2012     13006.94474        12629.77924

                           One Year  From 06/30/2008
                           --------  ---------------
                            14.46%        6.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Targeted Value Portfolio - Institutional Class vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                      U.S. Targeted Value       Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio - Institutional Class   Value Index
---------   ---------- ----------- ----------------- ---------- ------------------------------- ---------------
2002-10-31  2002-11-30    11.00%          7.98%         10/2002                 10000                   10000
2002-11-30  2002-12-31    -5.37%         -4.27%         11/2002           11100.17889                   10798
2002-12-31  2003-01-31    -4.64%         -2.82%         12/2002           10504.42099              10336.9254
2003-01-31  2003-02-28    -4.26%         -3.36%         01/2003           10017.25944              10045.4241
2003-02-28  2003-03-31    -0.32%          1.07%         02/2003           9590.993082             9707.897854
2003-03-31  2003-04-30    11.89%          9.50%         03/2003           9560.545485             9811.772361
2003-04-30  2003-05-31    11.39%         10.21%         04/2003           10697.25578             10743.89074
2003-05-31  2003-06-30     1.62%          1.69%         05/2003           11915.15966             11840.84198
2003-06-30  2003-07-31     5.78%          4.99%         06/2003           12107.99444             12040.95221
2003-07-31  2003-08-31     6.50%          3.80%         07/2003           12808.28918             12641.79572
2003-08-31  2003-09-30    -1.34%         -1.15%         08/2003            13640.5235             13122.18396
2003-09-30  2003-10-31     9.65%          8.15%         09/2003           13457.83792             12971.27885
2003-10-31  2003-11-30     4.13%          3.84%         10/2003            14756.9354             14028.43807
2003-11-30  2003-12-31     5.32%          3.62%         11/2003           15365.88734             14567.13009
2003-12-31  2004-01-31     4.59%          3.46%         12/2003           16183.87646              15094.4602
2004-01-31  2004-02-29     1.55%          1.94%         01/2004           16926.78039             15616.72853
2004-02-29  2004-03-31     0.86%          1.38%         02/2004           17189.65409             15919.69306
2004-03-31  2004-04-30    -3.36%         -5.17%         03/2004           17338.23488             16139.38482
2004-04-30  2004-05-31     1.50%          1.21%         04/2004           16755.34102             15304.97863
2004-05-31  2004-06-30     5.68%          5.08%         05/2004           17006.78543             15490.16887
2004-06-30  2004-07-31    -4.84%         -4.60%         06/2004           17973.14744             16277.06945
2004-07-31  2004-08-31    -0.67%          0.98%         07/2004           17103.66354             15528.32425
2004-08-31  2004-09-30     4.54%          3.96%         08/2004           16989.25777             15680.50183
2004-09-30  2004-10-31     0.90%          1.55%         09/2004           17760.82034              16301.4497
2004-10-31  2004-11-30     9.20%          8.87%         10/2004           17921.13722             16554.12217
2004-11-30  2004-12-31     3.11%          2.39%         11/2004           19570.11087             18022.47281
2004-12-31  2005-01-31    -3.18%         -3.87%         12/2004           20178.14283             18453.20991
2005-01-31  2005-02-28     2.77%          1.99%         01/2005            19535.7675             17739.07069
2005-02-28  2005-03-31    -0.94%         -2.06%         02/2005           20077.37808             18092.07819
2005-03-31  2005-04-30    -6.78%         -5.16%         03/2005           19888.44416             17719.38138
2005-04-30  2005-05-31     6.66%          6.10%         04/2005           18540.71552              16805.0613
2005-05-31  2005-06-30     3.93%          4.42%         05/2005           19775.08381             17830.02508
2005-06-30  2005-07-31     6.13%          5.69%         06/2005           20551.84516             18618.48383
2005-07-31  2005-08-31    -1.56%         -2.30%         07/2005            21811.9215             19677.88612
2005-08-31  2005-09-30     0.35%         -0.17%         08/2005           21471.70089             19226.10977
2005-09-30  2005-10-31    -2.65%         -2.51%         09/2005           21546.90685             19194.32037
2005-10-31  2005-11-30     4.65%          4.06%         10/2005           20976.88287             18712.22181
2005-11-30  2005-12-31     0.42%         -0.77%         11/2005           21952.25726             19471.29574
2005-12-31  2006-01-31     8.03%          8.27%         12/2005           22044.73668             19321.80403
2006-01-31  2006-02-28    -1.05%         -0.01%         01/2006           23814.44689             20919.58842
2006-02-28  2006-03-31     4.14%          4.84%         02/2006           23563.62183             20918.16198
2006-03-31  2006-04-30     1.31%          0.27%         03/2006           24539.76853             21931.34736
2006-04-30  2006-05-31    -3.48%         -4.14%         04/2006           24860.45869             21989.99474
2006-05-31  2006-06-30     0.56%          1.23%         05/2006           23995.98957             21079.39132
2006-06-30  2006-07-31    -3.07%         -1.39%         06/2006           24131.55435              21338.3527
2006-07-31  2006-08-31     2.27%          2.99%         07/2006           23390.12109             21042.42594
2006-08-31  2006-09-30     1.02%          0.98%         08/2006           23921.71475             21671.36709
2006-09-30  2006-10-31     4.94%          5.09%         09/2006           24165.17839             21882.92966
2006-10-31  2006-11-30     3.43%          2.85%         10/2006           25358.00079             22996.68723
2006-11-30  2006-12-31     0.61%          0.87%         11/2006           26228.05948             23652.41933
2006-12-31  2007-01-31     2.09%          1.50%         12/2006           26387.62981             23858.48812
2007-01-31  2007-02-28    -0.51%         -1.23%         01/2007           26938.32816             24215.87612
2007-02-28  2007-03-31     0.77%          1.21%         02/2007           26800.65357             23918.47933
2007-03-31  2007-04-30     2.04%          1.04%         03/2007           27006.00626             24207.13595
2007-04-30  2007-05-31     4.33%          3.67%         04/2007           27557.14924             24458.33044
2007-05-31  2007-06-30    -1.32%         -2.33%         05/2007           28751.29237             25355.10988
2007-06-30  2007-07-31    -7.25%         -8.51%         06/2007           28371.44268             24764.12514
2007-07-31  2007-08-31    -0.29%          2.00%         07/2007           26315.31866              22656.3737
2007-08-31  2007-09-30     0.30%          0.45%         08/2007           26238.59761             23110.31558
2007-09-30  2007-10-31     0.23%          1.09%         09/2007           26317.66852             23214.66438
2007-10-31  2007-11-30    -7.13%         -7.49%         10/2007           26379.33851             23467.49264
2007-11-30  2007-12-31    -1.11%         -0.85%         11/2007           24498.40379             21709.31839
2007-12-31  2008-01-31    -4.78%         -4.10%         12/2007           24226.11234             21525.78068
2008-01-31  2008-02-29    -2.54%         -3.97%         01/2008           23067.95504             20642.44184
2008-02-29  2008-03-31     0.85%          1.51%         02/2008            22480.9438              19822.0514
2008-03-31  2008-04-30     3.30%          3.16%         03/2008           22672.51011             20121.36438
2008-04-30  2008-05-31     4.62%          3.42%         04/2008           23419.78078             20758.02052
2008-05-31  2008-06-30   -10.11%         -9.60%         05/2008           24500.93834             21467.72232
2008-06-30  2008-07-31     2.60%          5.13%         06/2008           22022.80939             19407.88941
2008-07-31  2008-08-31     4.51%          4.75%         07/2008           22596.48605             20402.80247
2008-08-31  2008-09-30    -6.33%         -4.69%         08/2008           23616.35566             21371.93559
2008-09-30  2008-10-31   -21.68%        -19.98%         09/2008              22121.79             20370.12118
2008-10-31  2008-11-30   -13.01%        -11.58%         10/2008            17326.6043             16300.64472
2008-11-30  2008-12-31     6.43%          6.15%         11/2008           15072.86703             14412.88139
2008-12-31  2009-01-31   -13.74%        -14.28%         12/2008           16042.12815             15299.50889
2009-01-31  2009-02-28   -13.14%        -13.89%         01/2009           13837.74344             13113.99185
2009-02-28  2009-03-31    10.91%          8.88%         02/2009           12019.52831             11292.45016
2009-03-31  2009-04-30    19.49%         15.87%         03/2009           13330.59891             12295.05465
2009-04-30  2009-05-31     3.44%          2.16%         04/2009           15928.93599             14245.96406
2009-05-31  2009-06-30    -0.34%         -0.32%         05/2009           16477.65313             14554.00274
2009-06-30  2009-07-31    11.92%         11.56%         06/2009           16420.84902             14508.11897
2009-07-31  2009-08-31     5.37%          4.73%         07/2009           18378.40836             16185.85965
2009-08-31  2009-09-30     5.56%          5.02%         08/2009           19365.27712             16951.94298
2009-09-30  2009-10-31    -7.22%         -6.64%         09/2009           20442.31444             17802.15505
2009-10-31  2009-11-30     3.33%          3.18%         10/2009           18967.09587             16619.96421
2009-11-30  2009-12-31     7.94%          7.57%         11/2009            19599.3324             17148.85478
2009-12-31  2010-01-31    -2.31%         -2.93%         12/2009           21155.49955              18447.7194
2010-01-31  2010-02-28     5.59%          4.64%         01/2010           20667.67097             17907.01536
2010-02-28  2010-03-31     8.32%          8.32%         02/2010           21822.19862             18737.34289
2010-03-31  2010-04-30     7.23%          7.00%         03/2010           23638.76256             20295.85058
2010-04-30  2010-05-31    -8.99%         -8.45%         04/2010           25347.00073             21715.93289
2010-05-31  2010-06-30    -9.50%         -8.73%         05/2010           23069.34984             19880.97681
2010-06-30  2010-07-31     7.80%          7.14%         06/2010           20877.50389             18145.46526
2010-07-31  2010-08-31    -8.10%         -7.52%         07/2010           22506.01433             19440.72405
2010-08-31  2010-09-30    12.30%         10.74%         08/2010           20682.08263             17978.90598
2010-09-30  2010-10-31     3.72%          3.87%         09/2010           23225.70145             19909.28019
2010-10-31  2010-11-30     4.00%          2.54%         10/2010           24090.74866             20680.63231
2010-11-30  2010-12-31     8.94%          8.31%         11/2010           25053.72574             21206.23538
2010-12-31  2011-01-31     0.66%          0.05%         12/2010           27293.41149             22968.14234
2011-01-31  2011-02-28     5.68%          5.08%         01/2011           27473.94518             22980.67416
2011-02-28  2011-03-31     1.92%          1.39%         02/2011           29033.09977             24147.54979
2011-03-31  2011-04-30     1.55%          1.62%         03/2011             29591.113             24483.10978
2011-04-30  2011-05-31    -2.46%         -1.79%         04/2011            30050.6533             24880.91491
2011-05-31  2011-06-30    -2.15%         -2.46%         05/2011           29312.10639             24435.21118
2011-06-30  2011-07-31    -3.50%         -3.31%         06/2011           28682.31347              23834.3689
2011-07-31  2011-08-31   -10.04%         -8.83%         07/2011           27679.66526             23046.22178
2011-08-31  2011-09-30   -12.41%        -10.92%         08/2011           24901.83662             21010.59633
2011-09-30  2011-10-31    15.71%         14.41%         09/2011           21810.65748             18716.03141
2011-10-31  2011-11-30     0.33%         -0.20%         10/2011           25237.10519             21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011           25319.47172             21370.27561
2011-12-31  2012-01-31     6.06%          6.65%         12/2011           25576.30361             21704.73911
2012-01-31  2012-02-29     3.63%          1.49%         01/2012           27126.88785             23147.48672
2012-02-29  2012-03-31     1.88%          3.10%         02/2012           28110.59184             23491.84281
2012-03-31  2012-04-30    -1.63%         -1.45%         03/2012           28639.40983             24220.43348
2012-04-30  2012-05-31    -7.46%         -6.11%         04/2012           28172.37228             23869.97801
2012-05-31  2012-06-30     4.07%          4.82%         05/2012            26070.7033             22411.34432
2012-06-30  2012-07-31    -0.49%         -1.02%         06/2012           27131.31369             23491.86759
2012-07-31  2012-08-31     4.59%          3.08%         07/2012           26997.41454             23251.80414
2012-08-31  2012-09-30     3.18%          3.56%         08/2012           28235.98161             23969.11654
2012-09-30  2012-10-31    -0.58%         -1.25%         09/2012           29134.70172             24823.03614
                                                     10/31/2012           28967.06823             24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.78%      1.89%     11.22%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Small Cap Value Portfolio vs. Russell 2000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap Value Russell 2000(R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate        Portfolio         Value Index
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------
2002-10-31  2002-11-30     8.52%          7.98%         10/2002           10000              10000
2002-11-30  2002-12-31    -3.58%         -4.27%         11/2002     10852.23789              10798
2002-12-31  2003-01-31    -3.45%         -2.82%         12/2002     10463.93353         10336.9254
2003-01-31  2003-02-28    -4.11%         -3.36%         01/2003     10103.10824         10045.4241
2003-02-28  2003-03-31    -0.21%          1.07%         02/2003     9687.818748        9707.897854
2003-03-31  2003-04-30    10.56%          9.50%         03/2003     9667.394677        9811.772361
2003-04-30  2003-05-31    11.72%         10.21%         04/2003     10688.59834        10743.89074
2003-05-31  2003-06-30     3.65%          1.69%         05/2003     11941.27483        11840.84198
2003-06-30  2003-07-31     7.04%          4.99%         06/2003     12376.98839        12040.95221
2003-07-31  2003-08-31     5.14%          3.80%         07/2003     13248.41552        12641.79572
2003-08-31  2003-09-30    -0.78%         -1.15%         08/2003     13929.21796        13122.18396
2003-09-30  2003-10-31    10.00%          8.15%         09/2003     13820.28957        12971.27885
2003-10-31  2003-11-30     4.16%          3.84%         10/2003     15202.31852        14028.43807
2003-11-30  2003-12-31     5.33%          3.62%         11/2003     15835.46479        14567.13009
2003-12-31  2004-01-31     4.89%          3.46%         12/2003     16679.86888         15094.4602
2004-01-31  2004-02-29     1.41%          1.94%         01/2004     17495.29678        15616.72853
2004-02-29  2004-03-31     0.94%          1.38%         02/2004     17742.83739        15919.69306
2004-03-31  2004-04-30    -3.17%         -5.17%         03/2004     17910.29134        16139.38482
2004-04-30  2004-05-31     0.38%          1.21%         04/2004     17342.40406        15304.97863
2004-05-31  2004-06-30     6.69%          5.08%         05/2004     17407.92951        15490.16887
2004-06-30  2004-07-31    -5.33%         -4.60%         06/2004     18573.13606        16277.06945
2004-07-31  2004-08-31    -1.49%          0.98%         07/2004     17582.56881        15528.32425
2004-08-31  2004-09-30     4.93%          3.96%         08/2004     17320.35983        15680.50183
2004-09-30  2004-10-31     0.96%          1.55%         09/2004     18174.04026         16301.4497
2004-10-31  2004-11-30    10.00%          8.87%         10/2004     18348.86069        16554.12217
2004-11-30  2004-12-31     3.62%          2.39%         11/2004     20184.47517        18022.47281
2004-12-31  2005-01-31    -3.57%         -3.87%         12/2004     20914.95501        18453.20991
2005-01-31  2005-02-28     2.70%          1.99%         01/2005     20167.99233        17739.07069
2005-02-28  2005-03-31    -1.95%         -2.06%         02/2005     20712.65262        18092.07819
2005-03-31  2005-04-30    -7.28%         -5.16%         03/2005      20308.5008        17719.38138
2005-04-30  2005-05-31     6.65%          6.10%         04/2005     18830.10419         16805.0613
2005-05-31  2005-06-30     4.17%          4.42%         05/2005     20082.85079        17830.02508
2005-06-30  2005-07-31     7.11%          5.69%         06/2005     20920.89506        18618.48383
2005-07-31  2005-08-31    -1.67%         -2.30%         07/2005     22409.12261        19677.88612
2005-08-31  2005-09-30     0.80%         -0.17%         08/2005     22035.11778        19226.10977
2005-09-30  2005-10-31    -2.92%         -2.51%         09/2005     22210.51079        19194.32037
2005-10-31  2005-11-30     4.21%          4.06%         10/2005     21561.62927        18712.22181
2005-11-30  2005-12-31     0.34%         -0.77%         11/2005     22468.49983        19471.29574
2005-12-31  2006-01-31     8.82%          8.27%         12/2005     22543.91832        19321.80403
2006-01-31  2006-02-28    -0.35%         -0.01%         01/2006     24533.08758        20919.58842
2006-02-28  2006-03-31     6.09%          4.84%         02/2006     24448.08035        20918.16198
2006-03-31  2006-04-30     0.98%          0.27%         03/2006     25938.03182        21931.34736
2006-04-30  2006-05-31    -4.39%         -4.14%         04/2006     26193.41119        21989.99474
2006-05-31  2006-06-30     0.05%          1.23%         05/2006       25044.204        21079.39132
2006-06-30  2006-07-31    -3.75%         -1.39%         06/2006     25056.35087         21338.3527
2006-07-31  2006-08-31     1.95%          2.99%         07/2006     24117.91076        21042.42594
2006-08-31  2006-09-30     1.19%          0.98%         08/2006     24587.13081        21671.36709
2006-09-30  2006-10-31     5.43%          5.09%         09/2006     24880.34911        21882.92966
2006-10-31  2006-11-30     3.03%          2.85%         10/2006        26232.17        22996.68723
2006-11-30  2006-12-31     1.38%          0.87%         11/2006     27027.86204        23652.41933
2006-12-31  2007-01-31     2.20%          1.50%         12/2006     27402.11065        23858.48812
2007-01-31  2007-02-28    -0.23%         -1.23%         01/2007      28005.0684        24215.87612
2007-02-28  2007-03-31     1.09%          1.21%         02/2007     27940.13449        23918.47933
2007-03-31  2007-04-30     1.81%          1.04%         03/2007      28243.8074        24207.13595
2007-04-30  2007-05-31     3.65%          3.67%         04/2007     28754.29357        24458.33044
2007-05-31  2007-06-30    -1.55%         -2.33%         05/2007     29803.11061        25355.10988
2007-06-30  2007-07-31    -7.64%         -8.51%         06/2007      29342.2779        24764.12514
2007-07-31  2007-08-31    -0.76%          2.00%         07/2007     27099.49675         22656.3737
2007-08-31  2007-09-30    -0.28%          0.45%         08/2007     26894.76155        23110.31558
2007-09-30  2007-10-31     1.11%          1.09%         09/2007      26820.6426        23214.66438
2007-10-31  2007-11-30    -8.72%         -7.49%         10/2007      27119.6881        23467.49264
2007-11-30  2007-12-31    -1.20%         -0.85%         11/2007     24755.35967        21709.31839
2007-12-31  2008-01-31    -3.94%         -4.10%         12/2007     24457.58481        21525.78068
2008-01-31  2008-02-29    -2.84%         -3.97%         01/2008     23493.23373        20642.44184
2008-02-29  2008-03-31     0.84%          1.51%         02/2008     22826.39522         19822.0514
2008-03-31  2008-04-30     1.66%          3.16%         03/2008     23019.26592        20121.36438
2008-04-30  2008-05-31     4.14%          3.42%         04/2008     23400.34549        20758.02052
2008-05-31  2008-06-30   -10.10%         -9.60%         05/2008     24368.49359        21467.72232
2008-06-30  2008-07-31     2.07%          5.13%         06/2008     21906.35792        19407.88941
2008-07-31  2008-08-31     4.15%          4.75%         07/2008     22360.16195        20402.80247
2008-08-31  2008-09-30    -6.89%         -4.69%         08/2008     23288.39745        21371.93559
2008-09-30  2008-10-31   -22.14%        -19.98%         09/2008      21683.2596        20370.12118
2008-10-31  2008-11-30   -12.99%        -11.58%         10/2008      16883.1487        16300.64472
2008-11-30  2008-12-31     5.25%          6.15%         11/2008     14689.99458        14412.88139
2008-12-31  2009-01-31   -14.28%        -14.28%         12/2008     15460.74325        15299.50889
2009-01-31  2009-02-28   -12.71%        -13.89%         01/2009     13253.56001        13113.99185
2009-02-28  2009-03-31    10.40%          8.88%         02/2009     11569.40598        11292.45016
2009-03-31  2009-04-30    19.66%         15.87%         03/2009     12772.37314        12295.05465
2009-04-30  2009-05-31     3.22%          2.16%         04/2009     15282.91332        14245.96406
2009-05-31  2009-06-30     0.35%         -0.32%         05/2009     15774.56077        14554.00274
2009-06-30  2009-07-31    13.44%         11.56%         06/2009     15830.36155        14508.11897
2009-07-31  2009-08-31     5.14%          4.73%         07/2009     17958.54923        16185.85965
2009-08-31  2009-09-30     6.33%          5.02%         08/2009     18881.11335        16951.94298
2009-09-30  2009-10-31    -7.53%         -6.64%         09/2009     20077.00247        17802.15505
2009-10-31  2009-11-30     3.11%          3.18%         10/2009     18565.71739        16619.96421
2009-11-30  2009-12-31     7.92%          7.57%         11/2009     19142.94433        17148.85478
2009-12-31  2010-01-31    -3.16%         -2.93%         12/2009     20658.88977         18447.7194
2010-01-31  2010-02-28     6.15%          4.64%         01/2010     20006.39299        17907.01536
2010-02-28  2010-03-31     8.86%          8.32%         02/2010     21237.71755        18737.34289
2010-03-31  2010-04-30     8.11%          7.00%         03/2010      23119.5823        20295.85058
2010-04-30  2010-05-31    -9.90%         -8.45%         04/2010     24993.57395        21715.93289
2010-05-31  2010-06-30   -10.14%         -8.73%         05/2010     22519.48386        19880.97681
2010-06-30  2010-07-31     8.69%          7.14%         06/2010     20234.89853        18145.46526
2010-07-31  2010-08-31    -8.38%         -7.52%         07/2010      21993.0817        19440.72405
2010-08-31  2010-09-30    12.93%         10.74%         08/2010     20150.67419        17978.90598
2010-09-30  2010-10-31     4.17%          3.87%         09/2010     22757.07747        19909.28019
2010-10-31  2010-11-30     4.49%          2.54%         10/2010     23705.72822        20680.63231
2010-11-30  2010-12-31     9.18%          8.31%         11/2010     24770.32517        21206.23538
2010-12-31  2011-01-31     0.31%          0.05%         12/2010     27043.03564        22968.14234
2011-01-31  2011-02-28     6.28%          5.08%         01/2011     27127.64428        22980.67416
2011-02-28  2011-03-31     2.05%          1.39%         02/2011     28830.39311        24147.54979
2011-03-31  2011-04-30     1.26%          1.62%         03/2011     29422.65357        24483.10978
2011-04-30  2011-05-31    -3.12%         -1.79%         04/2011     29792.81635        24880.91491
2011-05-31  2011-06-30    -1.81%         -2.46%         05/2011     28862.12135        24435.21118
2011-06-30  2011-07-31    -2.88%         -3.31%         06/2011     28340.10852         23834.3689
2011-07-31  2011-08-31   -10.58%         -8.83%         07/2011     27524.94664        23046.22178
2011-08-31  2011-09-30   -12.58%        -10.92%         08/2011     24613.65421        21010.59633
2011-09-30  2011-10-31    15.82%         14.41%         09/2011     21518.01959        18716.03141
2011-10-31  2011-11-30    -0.68%         -0.20%         10/2011     24922.29967        21413.06698
2011-11-30  2011-12-31     1.01%          1.57%         11/2011     24752.61593        21370.27561
2011-12-31  2012-01-31     7.43%          6.65%         12/2011     25002.48837        21704.73911
2012-01-31  2012-02-29     3.18%          1.49%         01/2012     26859.32257        23147.48672
2012-02-29  2012-03-31     2.30%          3.10%         02/2012     27712.17084        23491.84281
2012-03-31  2012-04-30    -1.60%         -1.45%         03/2012     28349.10816        24220.43348
2012-04-30  2012-05-31    -7.12%         -6.11%         04/2012     27895.69516        23869.97801
2012-05-31  2012-06-30     4.38%          4.82%         05/2012     25909.31439        22411.34432
2012-06-30  2012-07-31    -0.24%         -1.02%         06/2012     27044.58351        23491.86759
2012-07-31  2012-08-31     4.21%          3.08%         07/2012     26979.62455        23251.80414
2012-08-31  2012-09-30     3.31%          3.56%         08/2012     28116.40648        23969.11654
2012-09-30  2012-10-31    -0.82%         -1.25%         09/2012     29048.45198        24823.03614
                                                     10/31/2012     28809.90552        24511.73588

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.60%      1.22%     11.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Core Equity 1 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 1
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.40%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10040          10026.07049
2005-10-31  2005-11-30     4.07%          3.89%         10/2005           9820          9838.286379
2005-11-30  2005-12-31     0.04%          0.08%         11/2005          10220          10220.99572
2005-12-31  2006-01-31     4.03%          3.34%         12/2005    10223.78844           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006     10635.9569          10571.16355
2006-02-28  2006-03-31     2.22%          1.73%         02/2006    10656.06268          10589.95797
2006-03-31  2006-04-30     1.20%          1.08%         03/2006     10892.7356          10773.02951
2006-04-30  2006-05-31    -3.47%         -3.20%         04/2006     11023.6095          10889.90295
2006-05-31  2006-06-30     0.02%          0.18%         05/2006    10641.05502          10541.26651
2006-06-30  2006-07-31    -1.04%         -0.09%         06/2006    10643.53355           10559.8869
2006-07-31  2006-08-31     2.40%          2.45%         07/2006    10532.45303          10550.00243
2006-08-31  2006-09-30     2.08%          2.24%         08/2006    10784.90876          10808.11243
2006-09-30  2006-10-31     3.68%          3.60%         09/2006    11008.93769          11050.03834
2006-10-31  2006-11-30     2.38%          2.18%         10/2006    11414.05039          11447.81119
2006-11-30  2006-12-31     1.22%          1.20%         11/2006    11686.05336           11696.8799
2006-12-31  2007-01-31     1.90%          1.90%         12/2006    11828.31835          11836.97558
2007-01-31  2007-02-28    -1.10%         -1.64%         01/2007    12052.84208          12062.28188
2007-02-28  2007-03-31     1.00%          1.04%         02/2007    11920.16897          11864.40958
2007-03-31  2007-04-30     3.74%          3.99%         03/2007    12038.98958          11987.89834
2007-04-30  2007-05-31     3.85%          3.64%         04/2007    12489.04527          12466.77687
2007-05-31  2007-06-30    -1.62%         -1.87%         05/2007    12969.78657          12921.09509
2007-06-30  2007-07-31    -4.18%         -3.41%         06/2007    12760.02759          12679.15964
2007-07-31  2007-08-31     1.01%          1.44%         07/2007    12226.22113          12246.76321
2007-08-31  2007-09-30     2.87%          3.65%         08/2007    12349.40724          12422.55798
2007-09-30  2007-10-31     1.54%          1.83%         09/2007    12703.61439          12875.44803
2007-10-31  2007-11-30    -5.17%         -4.50%         10/2007    12899.37163          13111.63682
2007-11-30  2007-12-31    -0.61%         -0.61%         11/2007    12232.76581          12521.36708
2007-12-31  2008-01-31    -5.71%         -6.06%         12/2007    12158.55538          12445.59651
2008-01-31  2008-02-29    -2.98%         -3.11%         01/2008    11464.66848          11691.24967
2008-02-29  2008-03-31    -0.71%         -0.59%         02/2008     11122.9033          11328.12341
2008-03-31  2008-04-30     4.99%          5.00%         03/2008    11043.48573          11261.28749
2008-04-30  2008-05-31     2.60%          2.05%         04/2008    11594.10167          11824.45152
2008-05-31  2008-06-30    -8.56%         -8.25%         05/2008    11895.38209          12066.69465
2008-06-30  2008-07-31     0.00%         -0.80%         06/2008     10876.7061          11070.94073
2008-07-31  2008-08-31     2.21%          1.55%         07/2008     10876.7061          10982.64391
2008-08-31  2008-09-30    -9.27%         -9.40%         08/2008    11116.55677          11152.87489
2008-09-30  2008-10-31   -18.56%        -17.74%         09/2008    10086.10573          10104.23524
2008-10-31  2008-11-30    -8.45%         -7.89%         10/2008    8213.686378          8312.150636
2008-11-30  2008-12-31     2.63%          1.91%         11/2008    7519.572035          7655.996316
2008-12-31  2009-01-31    -9.04%         -8.39%         12/2008    7717.617641          7802.460402
2009-01-31  2009-02-28   -10.69%        -10.48%         01/2009    7019.860428          7147.674106
2009-02-28  2009-03-31     9.19%          8.76%         02/2009    6269.242823          6398.917567
2009-03-31  2009-04-30    12.11%         10.52%         03/2009    6845.382245           6959.42348
2009-04-30  2009-05-31     4.71%          5.34%         04/2009    7674.481336          7691.788944
2009-05-31  2009-06-30     0.45%          0.34%         05/2009    8035.883505          8102.256351
2009-06-30  2009-07-31     8.47%          7.78%         06/2009    8072.081178          8129.804088
2009-07-31  2009-08-31     3.66%          3.57%         07/2009    8755.431967          8762.595024
2009-08-31  2009-09-30     4.74%          4.19%         08/2009    9075.752648          9075.698133
2009-09-30  2009-10-31    -3.54%         -2.57%         09/2009    9505.932557          9455.934523
2009-10-31  2009-11-30     5.04%          5.68%         10/2009    9169.774822          9212.730565
2009-11-30  2009-12-31     4.04%          2.85%         11/2009    9631.484794          9736.232822
2009-12-31  2010-01-31    -3.23%         -3.60%         12/2009    10020.21596          10013.68879
2010-01-31  2010-02-28     3.89%          3.39%         01/2010    9696.983185           9652.71891
2010-02-28  2010-03-31     6.65%          6.30%         02/2010    10074.08808           9979.96323
2010-03-31  2010-04-30     3.12%          2.16%         03/2010    10743.73917          10608.96643
2010-04-30  2010-05-31    -7.89%         -7.90%         04/2010    11078.46873          10837.91578
2010-05-31  2010-06-30    -6.44%         -5.75%         05/2010    10203.85278          9981.751444
2010-06-30  2010-07-31     7.15%          6.94%         06/2010    9546.471821          9407.921189
2010-07-31  2010-08-31    -5.40%         -4.71%         07/2010    10229.13666          10061.04111
2010-08-31  2010-09-30    10.20%          9.44%         08/2010    9676.503217          9587.438128
2010-09-30  2010-10-31     3.88%          3.91%         09/2010    10663.52497          10492.65506
2010-10-31  2010-11-30     1.28%          0.58%         10/2010    11077.00859          10902.67624
2010-11-30  2010-12-31     7.28%          6.78%         11/2010    11218.46352          10965.61711
2010-12-31  2011-01-31     2.00%          2.18%         12/2010    12035.13833          11708.96736
2011-01-31  2011-02-28     4.01%          3.64%         01/2011     12275.8411          11964.71007
2011-02-28  2011-03-31     1.06%          0.45%         02/2011    12768.18767           12400.3236
2011-03-31  2011-04-30     2.72%          2.98%         03/2011    12903.06532          12456.25605
2011-04-30  2011-05-31    -1.41%         -1.14%         04/2011    13253.87084          12827.01189
2011-05-31  2011-06-30    -1.85%         -1.80%         05/2011    13067.50541          12680.65539
2011-06-30  2011-07-31    -2.83%         -2.29%         06/2011    12825.76773           12452.9236
2011-07-31  2011-08-31    -6.97%         -6.00%         07/2011     12462.7743          12167.75288
2011-08-31  2011-09-30    -8.75%         -7.76%         08/2011    11593.79004          11437.74633
2011-09-30  2011-10-31    12.53%         11.51%         09/2011     10579.2966           10550.2277
2011-10-31  2011-11-30    -0.19%         -0.27%         10/2011    11904.46946           11764.4808
2011-11-30  2011-12-31     0.64%          0.82%         11/2011    11882.38324          11732.68431
2011-12-31  2012-01-31     5.39%          5.05%         12/2011    11958.68183          11829.12097
2012-01-31  2012-02-29     4.32%          4.23%         01/2012    12603.29479          12426.05088
2012-02-29  2012-03-31     2.65%          3.08%         02/2012     13147.8816          12951.71029
2012-03-31  2012-04-30    -0.99%         -0.66%         03/2012    13496.46581          13351.22878
2012-04-30  2012-05-31    -6.58%         -6.18%         04/2012    13362.83743           13263.6621
2012-05-31  2012-06-30     3.70%          3.92%         05/2012     12483.1173          12443.71622
2012-06-30  2012-07-31     0.69%          0.99%         06/2012    12944.70039          12931.07791
2012-07-31  2012-08-31     2.92%          2.50%         07/2012    13034.20567          13059.15945
2012-08-31  2012-09-30     2.85%          2.63%         08/2012    13414.60308          13385.09154
2012-09-30  2012-10-31    -1.38%         -1.72%         09/2012    13796.44644          13736.58407
                                                     10/31/2012    13605.45329          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.29%      1.07%        4.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Core Equity 2 Portfolio vs. Russell 3000(R) Index
September 15, 2005 - October 31, 2012

                                                                U.S. Core Equity 2
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Portfolio      Russell 3000(R) Index
---------   ---------- ----------- ----------------- ---------- ------------------ ---------------------
2005-09-15  2005-09-30     0.50%          0.26%         09/2005          10000                10000
2005-09-30  2005-10-31    -2.19%         -1.87%         09/2005          10050          10026.07049
2005-10-31  2005-11-30     4.17%          3.89%         10/2005    9829.999999          9838.286379
2005-11-30  2005-12-31     0.07%          0.08%         11/2005          10240          10220.99572
2005-12-31  2006-01-31     4.80%          3.34%         12/2005    10246.90802           10229.4184
2006-01-31  2006-02-28     0.19%          0.18%         01/2006    10739.16145          10571.16355
2006-02-28  2006-03-31     2.39%          1.73%         02/2006    10759.25342          10589.95797
2006-03-31  2006-04-30     1.46%          1.08%         03/2006    11015.87975          10773.02951
2006-04-30  2006-05-31    -3.60%         -3.20%         04/2006    11176.84238          10889.90295
2006-05-31  2006-06-30    -0.08%          0.18%         05/2006    10774.43581          10541.26651
2006-06-30  2006-07-31    -1.12%         -0.09%         06/2006    10765.82634           10559.8869
2006-07-31  2006-08-31     2.27%          2.45%         07/2006    10644.74863          10550.00243
2006-08-31  2006-09-30     2.05%          2.24%         08/2006    10886.90406          10808.11243
2006-09-30  2006-10-31     3.83%          3.60%         09/2006    11109.73012          11050.03834
2006-10-31  2006-11-30     2.53%          2.18%         10/2006    11534.69247          11447.81119
2006-11-30  2006-12-31     1.37%          1.20%         11/2006     11826.7327           11696.8799
2006-12-31  2007-01-31     1.87%          1.90%         12/2006     11988.2295          11836.97558
2007-01-31  2007-02-28    -1.00%         -1.64%         01/2007    12212.49909          12062.28188
2007-02-28  2007-03-31     1.06%          1.04%         02/2007    12090.17022          11864.40958
2007-03-31  2007-04-30     3.43%          3.99%         03/2007    12218.05161          11987.89834
2007-04-30  2007-05-31     4.04%          3.64%         04/2007    12636.89786          12466.77687
2007-05-31  2007-06-30    -1.61%         -1.87%         05/2007    13147.68597          12921.09509
2007-06-30  2007-07-31    -4.68%         -3.41%         06/2007    12936.11551          12679.15964
2007-07-31  2007-08-31     0.91%          1.44%         07/2007    12331.33674          12246.76321
2007-08-31  2007-09-30     2.51%          3.65%         08/2007    12444.09211          12422.55798
2007-09-30  2007-10-31     1.05%          1.83%         09/2007    12756.68877          12875.44803
2007-10-31  2007-11-30    -5.71%         -4.50%         10/2007    12890.42825          13111.63682
2007-11-30  2007-12-31    -0.87%         -0.61%         11/2007    12155.01345          12521.36708
2007-12-31  2008-01-31    -5.15%         -6.06%         12/2007    12048.85772          12445.59651
2008-01-31  2008-02-29    -3.17%         -3.11%         01/2008    11428.31569          11691.24967
2008-02-29  2008-03-31    -1.01%         -0.59%         02/2008    11066.33284          11328.12341
2008-03-31  2008-04-30     5.02%          5.00%         03/2008    10954.96199          11261.28749
2008-04-30  2008-05-31     2.80%          2.05%         04/2008    11504.78489          11824.45152
2008-05-31  2008-06-30    -9.04%         -8.25%         05/2008    11826.37942          12066.69465
2008-06-30  2008-07-31     0.29%         -0.80%         06/2008    10757.16532          11070.94073
2008-07-31  2008-08-31     2.22%          1.55%         07/2008    10788.40588          10982.64391
2008-08-31  2008-09-30    -9.03%         -9.40%         08/2008    11027.91682          11152.87489
2008-09-30  2008-10-31   -19.02%        -17.74%         09/2008    10032.13851          10104.23524
2008-10-31  2008-11-30    -9.06%         -7.89%         10/2008    8123.967743          8312.150636
2008-11-30  2008-12-31     2.97%          1.91%         11/2008    7388.291492          7655.996316
2008-12-31  2009-01-31   -10.42%         -8.39%         12/2008    7607.356497          7802.460402
2009-01-31  2009-02-28   -11.63%        -10.48%         01/2009    6814.923529          7147.674106
2009-02-28  2009-03-31     9.84%          8.76%         02/2009    6022.490561          6398.917567
2009-03-31  2009-04-30    13.96%         10.52%         03/2009    6614.967726           6959.42348
2009-04-30  2009-05-31     4.79%          5.34%         04/2009    7538.727264          7691.788944
2009-05-31  2009-06-30    -0.13%          0.34%         05/2009    7899.736738          8102.256351
2009-06-30  2009-07-31     9.05%          7.78%         06/2009    7889.104933          8129.804088
2009-07-31  2009-08-31     4.09%          3.57%         07/2009     8603.38876          8762.595024
2009-08-31  2009-09-30     4.99%          4.19%         08/2009    8955.200198          9075.698133
2009-09-30  2009-10-31    -4.38%         -2.57%         09/2009    9401.701866          9455.934523
2009-10-31  2009-11-30     4.53%          5.68%         10/2009    8990.274958          9212.730565
2009-11-30  2009-12-31     4.55%          2.85%         11/2009     9397.46262          9736.232822
2009-12-31  2010-01-31    -3.06%         -3.60%         12/2009    9825.026675          10013.68879
2010-01-31  2010-02-28     4.18%          3.39%         01/2010    9524.041175           9652.71891
2010-02-28  2010-03-31     7.14%          6.30%         02/2010    9921.772015           9979.96323
2010-03-31  2010-04-30     3.65%          2.16%         03/2010     10630.6719          10608.96643
2010-04-30  2010-05-31    -7.92%         -7.90%         04/2010    11018.41677          10837.91578
2010-05-31  2010-06-30    -7.04%         -5.75%         05/2010    10145.99081          9981.751444
2010-06-30  2010-07-31     7.33%          6.94%         06/2010    9432.164173          9407.921189
2010-07-31  2010-08-31    -5.98%         -4.71%         07/2010    10123.64013          10061.04111
2010-08-31  2010-09-30    10.57%          9.44%         08/2010    9518.598667          9587.438128
2010-09-30  2010-10-31     3.71%          3.91%         09/2010    10524.41695          10492.65506
2010-10-31  2010-11-30     1.59%          0.58%         10/2010    10915.01387          10902.67624
2010-11-30  2010-12-31     7.93%          6.78%         11/2010     11088.6125          10965.61711
2010-12-31  2011-01-31     1.91%          2.18%         12/2010    11968.23215          11708.96736
2011-01-31  2011-02-28     4.47%          3.64%         01/2011    12197.34143          11964.71007
2011-02-28  2011-03-31     1.21%          0.45%         02/2011    12742.83971           12400.3236
2011-03-31  2011-04-30     2.29%          2.98%         03/2011    12896.98515          12456.25605
2011-04-30  2011-05-31    -1.57%         -1.14%         04/2011    13192.08565          12827.01189
2011-05-31  2011-06-30    -1.97%         -1.80%         05/2011    12984.42234          12680.65539
2011-06-30  2011-07-31    -3.36%         -2.29%         06/2011    12729.15378           12452.9236
2011-07-31  2011-08-31    -7.58%         -6.00%         07/2011    12301.55947          12167.75288
2011-08-31  2011-09-30    -9.49%         -7.76%         08/2011    11369.62315          11437.74633
2011-09-30  2011-10-31    13.48%         11.51%         09/2011    10290.37171           10550.2277
2011-10-31  2011-11-30    -0.38%         -0.27%         10/2011     11677.0956           11764.4808
2011-11-30  2011-12-31     0.73%          0.82%         11/2011    11633.07262          11732.68431
2011-12-31  2012-01-31     5.57%          5.05%         12/2011    11717.78196          11829.12097
2012-01-31  2012-02-29     4.29%          4.23%         01/2012    12370.61401          12426.05088
2012-02-29  2012-03-31     2.41%          3.08%         02/2012    12901.73161          12951.71029
2012-03-31  2012-04-30    -1.01%         -0.66%         03/2012    13213.27714          13351.22878
2012-04-30  2012-05-31    -6.86%         -6.18%         04/2012    13080.25757           13263.6621
2012-05-31  2012-06-30     3.95%          3.92%         05/2012    12182.37548          12443.71622
2012-06-30  2012-07-31     0.53%          0.99%         06/2012    12663.02274          12931.07791
2012-07-31  2012-08-31     3.15%          2.50%         07/2012    12729.84608          13059.15945
2012-08-31  2012-09-30     3.04%          2.63%         08/2012    13130.78612          13385.09154
2012-09-30  2012-10-31    -0.91%         -1.72%         09/2012    13529.76511          13736.58407
                                                     10/31/2012    13406.76724          13499.64779

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      14.81%      0.79%        4.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Vector Equity Portfolio vs. Russell 2500(R) Index
December 30, 2005 - October 31, 2012

                                                                                  U.S. Vector
                                                                                    Equity       Russell       Russell
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate    Portfolio  2500(R) Index 3000(R) Index
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ------------- -------------
2005-12-30. 2005-12-31     0.00%          0.00%             0.00%         12/2005       10000        10000         10000
2005-12-31. 2006-01-31     8.10%          7.07%             3.34%         12/2005       10000        10000         10000
2006-01-31. 2006-02-28    -0.09%         -0.08%             0.18%         01/2006       10810  10707.36924   10334.08073
2006-02-28. 2006-03-31     3.66%          3.89%             1.73%         02/2006       10800  10698.42504   10352.45363
2006-03-31. 2006-04-30     1.07%          0.35%             1.08%         03/2006 11195.70224  11114.26534   10531.41937
2006-04-30. 2006-05-31    -3.98%         -4.72%            -3.20%         04/2006 11315.87078  11153.28278   10645.67165
2006-05-31. 2006-06-30    -0.19%          0.05%             0.18%         05/2006 10865.23876   10626.4826   10304.85419
2006-06-30. 2006-07-31    -2.04%         -3.15%            -0.09%         06/2006 10844.61829  10631.79726   10323.05698
2006-07-31. 2006-08-31     2.27%          2.53%             2.45%         07/2006  10623.7094  10297.36211   10313.39419
2006-08-31. 2006-09-30     1.71%          1.22%             2.24%         08/2006 10864.70092  10558.29931   10565.71547
2006-09-30. 2006-10-31     4.37%          4.80%             3.60%         09/2006 11050.09171  10686.88833   10802.21564
2006-10-31. 2006-11-30     2.88%          3.26%             2.18%         10/2006 11533.15583  11200.38745   11191.06751
2006-11-30. 2006-12-31     1.14%          0.44%             1.20%         11/2006 11865.26241  11565.75267   11434.55028
2006-12-31. 2007-01-31     1.97%          2.70%             1.90%         12/2006 12000.89116   11616.4765   11571.50398
2007-01-31. 2007-02-28    -0.67%         -0.14%            -1.64%         01/2007 12236.80611  11929.91056   11791.75727
2007-02-28. 2007-03-31     0.93%          0.97%             1.04%         02/2007 12154.74873  11913.14706   11598.32272
2007-03-31. 2007-04-30     2.93%          2.58%             3.99%         03/2007 12267.96271  12029.07706   11719.04195
2007-04-30. 2007-05-31     4.15%          4.18%             3.64%         04/2007 12627.57636  12339.03312   12187.18052
2007-05-31. 2007-06-30    -1.52%         -1.79%            -1.87%         05/2007 13151.58482  12854.61469   12631.30961
2007-06-30. 2007-07-31    -5.65%         -5.75%            -3.41%         06/2007 12951.14302  12623.93608   12394.80012
2007-07-31. 2007-08-31     0.51%          1.06%             1.44%         07/2007 12219.61465   11898.6634   11972.10118
2007-08-31. 2007-09-30     1.75%          2.35%             3.65%         08/2007 12281.43395  12024.84163   12143.95334
2007-09-30. 2007-10-31     0.66%          2.57%             1.83%         09/2007 12496.25247  12307.98885   12586.68629
2007-10-31. 2007-11-30    -6.49%         -6.13%            -4.50%         10/2007 12578.94066  12624.15904     12817.578
2007-11-30. 2007-12-31    -1.11%         -0.62%            -0.61%         11/2007  11762.3948  11850.46476   12240.54642
2007-12-31. 2008-01-31    -4.73%         -6.11%            -6.06%         12/2007 11631.77062  11776.64626   12166.47518
2008-01-31. 2008-02-29    -3.37%         -2.75%            -3.11%         01/2008 11081.33861  11057.29114   11429.04632
2008-02-29. 2008-03-31    -0.41%         -0.74%            -0.59%         02/2008 10707.46027   10753.5381   11074.06401
2008-03-31. 2008-04-30     4.49%          5.38%             5.00%         03/2008 10663.12107  10673.96192   11008.72703
2008-04-30. 2008-05-31     3.36%          4.75%             2.05%         04/2008 11142.12846  11248.63068   11559.26081
2008-05-31. 2008-06-30    -9.55%         -8.15%            -8.25%         05/2008 11517.00381  11782.78761   11796.07107
2008-06-30. 2008-07-31     0.80%          0.69%            -0.80%         06/2008 10416.82936  10821.90896   10822.64924
2008-07-31. 2008-08-31     2.89%          2.86%             1.55%         07/2008 10500.41476  10896.98502   10736.33268
2008-08-31. 2008-09-30    -8.43%         -9.94%            -9.40%         08/2008  10803.4118  11208.63879   10902.74583
2008-09-30. 2008-10-31   -20.68%        -21.54%           -17.74%         09/2008 9892.436576  10094.83988   9877.624365
2008-10-31. 2008-11-30   -10.96%        -10.84%            -7.89%         10/2008 7846.810771  7920.144418   8125.731405
2008-11-30. 2008-12-31     4.58%          5.43%             1.91%         11/2008 6986.598894  7061.280989   7484.292866
2008-12-31. 2009-01-31   -12.17%         -9.00%            -8.39%         12/2008 7306.839275  7444.662323   7627.472155
2009-01-31. 2009-02-28   -12.54%        -10.81%           -10.48%         01/2009 6417.311015  6774.568834   6987.370958
2009-02-28. 2009-03-31    10.08%          9.13%             8.76%         02/2009 5612.499733  6042.101693   6255.407019
2009-03-31. 2009-04-30    16.18%         15.41%            10.52%         03/2009 6178.308306   6593.63287   6803.342288
2009-04-30. 2009-05-31     4.30%          3.05%             5.34%         04/2009 7177.896914   7609.72032   7519.282761
2009-05-31. 2009-06-30     0.04%          1.13%             0.34%         05/2009 7486.280631  7841.521026   7920.544486
2009-06-30. 2009-07-31    10.26%          9.02%             7.78%         06/2009 7489.588964  7930.383589     7947.4744
2009-07-31. 2009-08-31     4.65%          4.09%             3.57%         07/2009 8257.751935  8645.898145   8566.073534
2009-08-31. 2009-09-30     5.22%          5.80%             4.19%         08/2009 8641.833419  8999.115137   8872.154581
2009-09-30. 2009-10-31    -5.53%         -5.79%            -2.57%         09/2009 9092.773536  9521.240112   9243.863288
2009-10-31. 2009-11-30     3.74%          4.03%             5.68%         10/2009 8589.996646  8970.170257   9006.113742
2009-11-30. 2009-12-31     5.96%          7.21%             2.85%         11/2009 8910.918066  9331.898712   9517.875249
2009-12-31. 2010-01-31    -2.84%         -3.35%            -3.60%         12/2009 9441.991047  10004.75497   9789.108621
2010-01-31. 2010-02-28     4.92%          4.97%             3.39%         01/2010 9173.447502  9669.835496    9436.23433
2010-02-28. 2010-03-31     7.50%          7.64%             6.30%         02/2010 9624.600658  10150.60386   9756.139438
2010-03-31. 2010-04-30     5.09%          4.74%             2.16%         03/2010 10346.73337  10926.39959   10371.03579
2010-04-30. 2010-05-31    -8.01%         -7.45%            -7.90%         04/2010 10873.74994  11443.95706   10594.85042
2010-05-31. 2010-06-30    -7.76%         -7.14%            -5.75%         05/2010 10002.55929  10591.65383   9757.887548
2010-06-30. 2010-07-31     7.36%          7.04%             6.94%         06/2010  9226.60273  9835.732521   9196.926765
2010-07-31. 2010-08-31    -6.86%         -5.92%            -4.71%         07/2010 9905.663442   10527.7909   9835.398958
2010-08-31. 2010-09-30    11.01%         11.44%             9.44%         08/2010 9226.602729  9904.491459    9372.41762
2010-09-30. 2010-10-31     3.70%          3.83%             3.91%         09/2010 10242.66637  11037.13948   10257.33296
2010-10-31. 2010-11-30     2.44%          2.81%             0.58%         10/2010 10621.22321  11460.40038   10658.15847
2010-11-30. 2010-12-31     8.57%          7.59%             6.78%         11/2010 10880.80504  11782.82606   10719.68775
2010-12-31. 2011-01-31     1.38%          1.34%             2.18%         12/2010 11813.40659  12676.91163   11446.36665
2011-01-31. 2011-02-28     5.08%          4.88%             3.64%         01/2011 11976.42508  12846.87019   11696.37373
2011-02-28. 2011-03-31     1.66%          2.27%             0.45%         02/2011 12585.02744  13473.74101   12122.21762
2011-03-31. 2011-04-30     2.04%          2.89%             2.98%         03/2011 12793.91674  13779.87363   12176.89566
2011-04-30. 2011-05-31    -1.92%         -1.20%            -1.14%         04/2011 13055.01708  14177.73147   12539.33644
2011-05-31. 2011-06-30    -2.15%         -2.20%            -1.80%         05/2011 12804.79592  14007.77822   12396.26232
2011-06-30. 2011-07-31    -3.66%         -3.81%            -2.29%         06/2011 12529.69789   13699.1729   12173.63794
2011-07-31. 2011-08-31    -8.76%         -8.19%            -6.00%         07/2011 12071.69327  13177.70985   11894.86284
2011-08-31. 2011-09-30   -10.82%        -10.80%            -7.76%         08/2011 11013.92069  12098.97731   11181.22838
2011-09-30. 2011-10-31    14.48%         14.66%            11.51%         09/2011 9821.942629  10792.05018    10313.6144
2011-10-31. 2011-11-30    -0.49%         -0.35%            -0.27%         10/2011 11243.82742  12373.93866   11500.63507
2011-11-30. 2011-12-31     0.76%          0.23%             0.82%         11/2011 11189.13954  12330.94292   11469.55169
2011-12-31. 2012-01-31     6.15%          6.65%             5.05%         12/2011 11274.36654  12358.85589   11563.82553
2012-01-31. 2012-02-29     4.14%          3.71%             4.23%         01/2012 11967.32761  13180.32386   12147.36791
2012-02-29. 2012-03-31     2.40%          2.15%             3.08%         02/2012  12462.2998  13669.36943   12661.23818
2012-03-31. 2012-04-30    -1.47%         -0.73%            -0.66%         03/2012 12761.84573  13963.72374   13051.79655
2012-04-30. 2012-05-31    -7.27%         -6.83%            -6.18%         04/2012 12574.65732  13862.18174   12966.19375
2012-05-31. 2012-06-30     3.95%          3.64%             3.92%         05/2012 11660.73739  12914.77197   12164.63706
2012-06-30. 2012-07-31    -0.18%         -0.68%             0.99%         06/2012 12121.55642   13385.2662   12641.06854
2012-07-31. 2012-08-31     3.66%          3.59%             2.50%         07/2012 12099.43679  13293.98253   12766.27755
2012-08-31. 2012-09-30     3.23%          2.60%             2.63%         08/2012 12541.82936  13771.47288   13084.89986
2012-09-30. 2012-10-31    -0.51%         -1.05%            -1.72%         09/2012 12946.68691  14130.21579   13428.50935
                                                                       10/31/2012 12880.12296  13982.27365   13196.88692

                      One Year Five Years From 12/30/2005
                      -------- ---------- ---------------
                      14.55%      0.47%        3.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

U.S. Small Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012

                                                                U.S. Small Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.92%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -5.50%         -5.57%         11/2002  10891.71975          10892
2002-12-31  2003-01-31    -2.69%         -2.77%         12/2002  10292.91741     10285.3156
2003-01-31  2003-02-28    -3.22%         -3.02%         01/2003  10016.22608    10000.41236
2003-02-28  2003-03-31     0.95%          1.29%         02/2003  9693.419529    9698.399905
2003-03-31  2003-04-30    10.08%          9.48%         03/2003  9785.649973    9823.509263
2003-04-30  2003-05-31    11.22%         10.73%         04/2003  10772.51571    10754.77794
2003-05-31  2003-06-30     2.69%          1.81%         05/2003  11980.73451    11908.76561
2003-06-30  2003-07-31     6.30%          6.26%         06/2003  12303.54106    12124.31427
2003-07-31  2003-08-31     5.01%          4.58%         07/2003  13078.27678    12883.29635
2003-08-31  2003-09-30    -1.54%         -1.85%         08/2003  13733.11292    13473.35132
2003-09-30  2003-10-31     8.73%          8.40%         09/2003   13520.9829    13224.09432
2003-10-31  2003-11-30     3.64%          3.55%         10/2003  14701.53256    14334.91824
2003-11-30  2003-12-31     2.34%          2.03%         11/2003  15236.46913    14843.80784
2003-12-31  2004-01-31     4.46%          4.34%         12/2003  15592.72663    15145.13714
2004-01-31  2004-02-29     0.85%          0.90%         01/2004  16287.58968    15802.43609
2004-02-29  2004-03-31     0.51%          0.93%         02/2004  16426.56229    15944.65802
2004-03-31  2004-04-30    -4.10%         -5.10%         03/2004  16509.94585    16092.94333
2004-04-30  2004-05-31     1.05%          1.59%         04/2004  15833.61249    15272.20322
2004-05-31  2004-06-30     4.37%          4.21%         05/2004  16000.37962    15515.03126
2004-06-30  2004-07-31    -7.17%         -6.73%         06/2004  16699.54476    16168.21407
2004-07-31  2004-08-31    -1.44%         -0.51%         07/2004  15502.74405    15080.09326
2004-08-31  2004-09-30     4.89%          4.69%         08/2004  15280.08346    15003.18479
2004-09-30  2004-10-31     1.91%          1.97%         09/2004  16027.35649    15706.83416
2004-10-31  2004-11-30     8.75%          8.67%         10/2004  16333.78915    16016.25879
2004-11-30  2004-12-31     3.47%          2.96%         11/2004  17763.80821    17404.86843
2004-12-31  2005-01-31    -3.93%         -4.17%         12/2004  18379.47152    17920.05253
2005-01-31  2005-02-28     1.75%          1.69%         01/2005  17656.68331    17172.78634
2005-02-28  2005-03-31    -2.89%         -2.86%         02/2005  17966.44969    17463.00643
2005-03-31  2005-04-30    -6.24%         -5.73%         03/2005  17448.05253    16963.56445
2005-04-30  2005-05-31     6.89%          6.55%         04/2005   16358.7231     15991.5522
2005-05-31  2005-06-30     3.77%          3.86%         05/2005  17485.61562    17038.21166
2005-06-30  2005-07-31     6.84%          6.34%         06/2005  18145.49922    17695.41334
2005-07-31  2005-08-31    -1.41%         -1.85%         07/2005  19386.53855    18816.48682
2005-08-31  2005-09-30     0.64%          0.31%         08/2005  19113.88597    18467.60033
2005-09-30  2005-10-31    -3.09%         -3.10%         09/2005  19235.96278    18525.55932
2005-10-31  2005-11-30     4.85%          4.85%         10/2005  18642.49282    17950.36629
2005-11-30  2005-12-31    -0.25%         -0.46%         11/2005    19546.828    18821.74976
2005-12-31  2006-01-31     9.09%          8.97%         12/2005   19497.6084    18735.74394
2006-01-31  2006-02-28    -0.19%         -0.28%         01/2006  21269.20834    20415.82191
2006-02-28  2006-03-31     4.59%          4.85%         02/2006  21229.17218    20359.59502
2006-03-31  2006-04-30     0.23%         -0.02%         03/2006  22202.76237    21347.36282
2006-04-30  2006-05-31    -5.45%         -5.62%         04/2006  22252.83626     21343.8986
2006-05-31  2006-06-30    -0.59%          0.64%         05/2006  21041.04815    20145.21337
2006-06-30  2006-07-31    -3.84%         -3.25%         06/2006  20917.32016    20274.78836
2006-07-31  2006-08-31     2.79%          2.96%         07/2006  20114.73714    19615.05514
2006-08-31  2006-09-30     0.82%          0.83%         08/2006  20676.54526     20195.7776
2006-09-30  2006-10-31     5.64%          5.76%         09/2006  20846.99814    20363.92529
2006-10-31  2006-11-30     2.51%          2.63%         10/2006  22023.03419    21536.43877
2006-11-30  2006-12-31     0.71%          0.33%         11/2006  22575.87165    22102.96181
2006-12-31  2007-01-31     1.50%          1.67%         12/2006  22736.62171    22176.96705
2007-01-31  2007-02-28    -0.51%         -0.79%         01/2007  23076.76752    22548.08794
2007-02-28  2007-03-31     1.05%          1.07%         02/2007   22959.8424    22369.16506
2007-03-31  2007-04-30     1.83%          1.80%         03/2007  23200.51036    22608.63756
2007-04-30  2007-05-31     3.78%          4.10%         04/2007  23626.01261    23014.74343
2007-05-31  2007-06-30    -1.09%         -1.46%         05/2007  24519.56735     23958.4963
2007-06-30  2007-07-31    -6.02%         -6.84%         06/2007  24251.58244     23608.0126
2007-07-31  2007-08-31     1.40%          2.27%         07/2007  22790.51525    21993.34851
2007-08-31  2007-09-30     1.26%          1.72%         08/2007  23110.45697    22491.84506
2007-09-30  2007-10-31     1.97%          2.87%         09/2007  23402.45803    22877.91405
2007-10-31  2007-11-30    -7.44%         -7.18%         10/2007  23862.58866    23534.29322
2007-11-30  2007-12-31    -0.20%         -0.06%         11/2007   22086.2704    21844.39548
2007-12-31  2008-01-31    -6.92%         -6.82%         12/2007  22041.16399    21830.76512
2008-01-31  2008-02-29    -3.22%         -3.71%         01/2008  20516.37515    20342.02883
2008-02-29  2008-03-31     0.36%          0.42%         02/2008  19856.39192    19588.01376
2008-03-31  2008-04-30     3.15%          4.19%         03/2008  19927.63569    19670.28342
2008-04-30  2008-05-31     4.77%          4.59%         04/2008  20555.00831    20493.88577
2008-05-31  2008-06-30    -8.95%         -7.70%         05/2008  21535.99095    21435.31061
2008-06-30  2008-07-31     3.15%          3.70%         06/2008  19608.33588    19785.05283
2008-07-31  2008-08-31     3.62%          3.61%         07/2008  20225.74121    20517.22512
2008-08-31  2008-09-30    -7.99%         -7.97%         08/2008  20957.48086    21257.89694
2008-09-30  2008-10-31   -20.58%        -20.80%         09/2008  19282.02183    19564.06071
2008-10-31  2008-11-30   -12.21%        -11.83%         10/2008  15313.20591    15494.16034
2008-11-30  2008-12-31     4.91%          5.80%         11/2008  13443.50362    13661.40461
2008-12-31  2009-01-31   -11.07%        -11.12%         12/2008  14104.22393    14454.32762
2009-01-31  2009-02-28   -12.07%        -12.15%         01/2009  12543.51063    12846.69817
2009-02-28  2009-03-31    10.30%          8.93%         02/2009  11029.04068    11285.52348
2009-03-31  2009-04-30    18.57%         15.46%         03/2009  12164.59349    12292.94776
2009-04-30  2009-05-31     3.53%          3.01%         04/2009  14423.73228     14193.2203
2009-05-31  2009-06-30     2.59%          1.47%         05/2009  14933.48668    14621.13219
2009-06-30  2009-07-31    10.39%          9.63%         06/2009  15320.43063    14835.88748
2009-07-31  2009-08-31     3.57%          2.87%         07/2009  16911.71115    16264.73903
2009-08-31  2009-09-30     6.23%          5.77%         08/2009  17515.70083    16731.12244
2009-09-30  2009-10-31    -6.94%         -6.79%         09/2009   18607.1229    17696.12409
2009-10-31  2009-11-30     2.55%          3.14%         10/2009  17316.25374    16494.64373
2009-11-30  2009-12-31     8.29%          8.05%         11/2009  17758.17291    17012.41775
2009-12-31  2010-01-31    -3.03%         -3.68%         12/2009  19229.91145    18381.81652
2010-01-31  2010-02-28     4.88%          4.50%         01/2010  18646.47967    17705.15506
2010-02-28  2010-03-31     8.19%          8.14%         02/2010  19556.63324    18502.69792
2010-03-31  2010-04-30     6.79%          5.66%         03/2010  21158.96636    20008.60791
2010-04-30  2010-05-31    -7.80%         -7.59%         04/2010  22595.25381    21140.97975
2010-05-31  2010-06-30    -7.99%         -7.75%         05/2010  20832.00662    19537.36598
2010-06-30  2010-07-31     7.20%          6.87%         06/2010  19166.54291    18023.33753
2010-07-31  2010-08-31    -7.63%         -7.40%         07/2010  20546.44045    19261.88844
2010-08-31  2010-09-30    13.05%         12.46%         08/2010  18979.43816    17835.77807
2010-09-30  2010-10-31     4.10%          4.09%         09/2010  21456.93018    20058.05111
2010-10-31  2010-11-30     4.20%          3.47%         10/2010  22335.83229    20878.85552
2010-11-30  2010-12-31     7.99%          7.94%         11/2010  23273.32788    21602.80043
2010-12-31  2011-01-31     0.09%         -0.26%         12/2010   25133.8852    23318.23325
2011-01-31  2011-02-28     5.61%          5.48%         01/2011  25157.41881     23258.1475
2011-02-28  2011-03-31     2.86%          2.59%         02/2011  26569.43483    24533.65872
2011-03-31  2011-04-30     2.37%          2.64%         03/2011  27330.04413    25169.47203
2011-04-30  2011-05-31    -2.02%         -1.87%         04/2011  27977.67551    25834.09819
2011-05-31  2011-06-30    -1.60%         -2.31%         05/2011  27412.46995    25349.74104
2011-06-30  2011-07-31    -3.50%         -3.61%         06/2011   26974.5315    24765.28256
2011-07-31  2011-08-31    -8.97%         -8.70%         07/2011  26030.95366    23870.13558
2011-08-31  2011-09-30   -11.10%        -11.21%         08/2011  23695.59851    21793.37793
2011-09-30  2011-10-31    15.32%         15.14%         09/2011  21064.22164    19350.29789
2011-10-31  2011-11-30    -0.34%         -0.36%         10/2011  24291.23202    22279.12145
2011-11-30  2011-12-31     0.55%          0.66%         11/2011  24208.48816    22197.90975
2011-12-31  2012-01-31     6.73%          7.07%         12/2011  24342.35457    22344.54025
2012-01-31  2012-02-29     2.88%          2.39%         01/2012   25979.4135    23923.20436
2012-02-29  2012-03-31     2.61%          2.56%         02/2012   26726.7665    24495.74347
2012-03-31  2012-04-30    -1.38%         -1.54%         03/2012  27424.60552    25123.38149
2012-04-30  2012-05-31    -6.49%         -6.62%         04/2012  27044.86195    24735.30378
2012-05-31  2012-06-30     4.22%          4.99%         05/2012  25288.54797    23098.08293
2012-06-30  2012-07-31    -0.81%         -1.38%         06/2012  26356.59007    24250.67455
2012-07-31  2012-08-31     3.51%          3.33%         07/2012  26142.11511    23915.55258
2012-08-31  2012-09-30     3.26%          3.28%         08/2012  27059.59134    24713.06845
2012-09-30  2012-10-31    -1.24%         -2.17%         09/2012  27942.43548     25524.5992
                                                     10/31/2012  27596.14033    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.61%      2.95%     10.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

U.S. Micro Cap Portfolio vs. Russell 2000(R) Index
October 31, 2002 - October 31, 2012


                                                                U.S. Micro Cap    Russell
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Portfolio    2000(R) Index
---------   ---------- ----------- ----------------- ---------- -------------- -------------
2002-10-31  2002-11-30     8.36%          8.92%         10/2002        10000          10000
2002-11-30  2002-12-31    -4.29%         -5.57%         11/2002  10836.32019          10892
2002-12-31  2003-01-31    -2.23%         -2.77%         12/2002  10371.96979     10285.3156
2003-01-31  2003-02-28    -2.88%         -3.02%         01/2003  10140.94115    10000.41236
2003-02-28  2003-03-31     1.11%          1.29%         02/2003  9849.115507    9698.399905
2003-03-31  2003-04-30     9.28%          9.48%         03/2003  9958.550124    9823.509263
2003-04-30  2003-05-31    11.62%         10.73%         04/2003  10882.66466    10754.77794
2003-05-31  2003-06-30     4.40%          1.81%         05/2003  12147.24246    11908.76561
2003-06-30  2003-07-31     7.38%          6.26%         06/2003  12682.25614    12124.31427
2003-07-31  2003-08-31     4.73%          4.58%         07/2003  13618.53008    12883.29635
2003-08-31  2003-09-30     0.09%         -1.85%         08/2003  14262.97838    13473.35132
2003-09-30  2003-10-31     8.94%          8.40%         09/2003  14275.13778    13224.09432
2003-10-31  2003-11-30     4.30%          3.55%         10/2003  15551.87497    14334.91824
2003-11-30  2003-12-31     2.77%          2.03%         11/2003  16220.64208    14843.80784
2003-12-31  2004-01-31     5.78%          4.34%         12/2003  16669.54407    15145.13714
2004-01-31  2004-02-29     0.50%          0.90%         01/2004  17633.17387    15802.43609
2004-02-29  2004-03-31     0.14%          0.93%         02/2004  17720.77658    15944.65802
2004-03-31  2004-04-30    -4.09%         -5.10%         03/2004  17745.80593    16092.94333
2004-04-30  2004-05-31     0.00%          1.59%         04/2004   17019.9549    15272.20322
2004-05-31  2004-06-30     4.41%          4.21%         05/2004  17019.95491    15515.03126
2004-06-30  2004-07-31    -7.47%         -6.73%         06/2004  17771.17033    16168.21407
2004-07-31  2004-08-31    -1.52%         -0.51%         07/2004  16443.65514    15080.09326
2004-08-31  2004-09-30     5.01%          4.69%         08/2004  16193.18057    15003.18479
2004-09-30  2004-10-31     1.84%          1.97%         09/2004  17003.75956    15706.83416
2004-10-31  2004-11-30     8.97%          8.67%         10/2004  17317.01969    16016.25879
2004-11-30  2004-12-31     4.58%          2.96%         11/2004   18870.7899    17404.86843
2004-12-31  2005-01-31    -4.10%         -4.17%         12/2004  19734.74342    17920.05253
2005-01-31  2005-02-28     0.83%          1.69%         01/2005  18925.51453    17172.78634
2005-02-28  2005-03-31    -3.23%         -2.86%         02/2005  19082.13948    17463.00643
2005-03-31  2005-04-30    -6.22%         -5.73%         03/2005  18466.11724    16963.56445
2005-04-30  2005-05-31     6.03%          6.55%         04/2005  17316.88222     15991.5522
2005-05-31  2005-06-30     4.52%          3.86%         05/2005  18361.64132    17038.21166
2005-06-30  2005-07-31     7.63%          6.34%         06/2005  19191.65259    17695.41334
2005-07-31  2005-08-31    -1.39%         -1.85%         07/2005  20655.86587    18816.48682
2005-08-31  2005-09-30     0.61%          0.31%         08/2005  20368.25255    18467.60033
2005-09-30  2005-10-31    -2.81%         -3.10%         09/2005  20492.34954    18525.55932
2005-10-31  2005-11-30     4.53%          4.85%         10/2005  19916.57471    17950.36629
2005-11-30  2005-12-31     0.18%         -0.46%         11/2005  20819.49433    18821.74976
2005-12-31  2006-01-31     9.14%          8.97%         12/2005  20856.83868    18735.74394
2006-01-31  2006-02-28     0.25%         -0.28%         01/2006  22763.18481    20415.82191
2006-02-28  2006-03-31     4.55%          4.85%         02/2006  22819.66914    20359.59502
2006-03-31  2006-04-30    -0.41%         -0.02%         03/2006  23857.98949    21347.36282
2006-04-30  2006-05-31    -5.89%         -5.62%         04/2006   23759.1109     21343.8986
2006-05-31  2006-06-30    -0.89%          0.64%         05/2006  22360.68523    20145.21337
2006-06-30  2006-07-31    -3.45%         -3.25%         06/2006  22161.75746    20274.78836
2006-07-31  2006-08-31     2.78%          2.96%         07/2006  21398.04661    19615.05514
2006-08-31  2006-09-30     0.56%          0.83%         08/2006  21992.04393     20195.7776
2006-09-30  2006-10-31     5.45%          5.76%         09/2006   22114.4661    20363.92529
2006-10-31  2006-11-30     2.25%          2.63%         10/2006  23318.64908    21536.43877
2006-11-30  2006-12-31     1.61%          0.33%         11/2006  23842.82284    22102.96181
2006-12-31  2007-01-31     1.15%          1.67%         12/2006  24227.49838    22176.96705
2007-01-31  2007-02-28    -0.50%         -0.79%         01/2007  24505.26587    22548.08794
2007-02-28  2007-03-31     1.02%          1.07%         02/2007  24381.81365    22369.16506
2007-03-31  2007-04-30     1.50%          1.80%         03/2007  24630.73155    22608.63756
2007-04-30  2007-05-31     3.15%          4.10%         04/2007  25001.35071    23014.74343
2007-05-31  2007-06-30    -0.33%         -1.46%         05/2007  25788.91643     23958.4963
2007-06-30  2007-07-31    -6.51%         -6.84%         06/2007  25702.89187     23608.0126
2007-07-31  2007-08-31     1.16%          2.27%         07/2007  24030.65554    21993.34851
2007-08-31  2007-09-30     1.48%          1.72%         08/2007  24309.36159    22491.84506
2007-09-30  2007-10-31     1.70%          2.87%         09/2007  24667.95852    22877.91405
2007-10-31  2007-11-30    -8.42%         -7.18%         10/2007  25087.11201    23534.29322
2007-11-30  2007-12-31    -0.06%         -0.06%         11/2007   22975.8204    21844.39548
2007-12-31  2008-01-31    -7.65%         -6.82%         12/2007  22962.87539    21830.76512
2008-01-31  2008-02-29    -3.14%         -3.71%         01/2008  21206.99108    20342.02883
2008-02-29  2008-03-31     0.31%          0.42%         02/2008  20542.14169    19588.01376
2008-03-31  2008-04-30     2.07%          4.19%         03/2008  20605.37102    19670.28342
2008-04-30  2008-05-31     3.98%          4.59%         04/2008  21032.15998    20493.88577
2008-05-31  2008-06-30    -9.05%         -7.70%         05/2008  21868.66634    21435.31061
2008-06-30  2008-07-31     4.48%          3.70%         06/2008  19889.47911    19785.05283
2008-07-31  2008-08-31     3.38%          3.61%         07/2008  20779.54185    20517.22512
2008-08-31  2008-09-30    -7.37%         -7.97%         08/2008  21481.32209    21257.89694
2008-09-30  2008-10-31   -20.71%        -20.80%         09/2008  19898.99257    19564.06071
2008-10-31  2008-11-30   -12.84%        -11.83%         10/2008   15778.4074    15494.16034
2008-11-30  2008-12-31     5.66%          5.80%         11/2008  13752.45302    13661.40461
2008-12-31  2009-01-31   -11.91%        -11.12%         12/2008  14530.53864    14454.32762
2009-01-31  2009-02-28   -13.11%        -12.15%         01/2009  12799.46364    12846.69817
2009-02-28  2009-03-31     9.58%          8.93%         02/2009  11120.84546    11285.52348
2009-03-31  2009-04-30    17.39%         15.46%         03/2009  12186.37237    12292.94776
2009-04-30  2009-05-31     3.43%          3.01%         04/2009  14304.98022     14193.2203
2009-05-31  2009-06-30     2.76%          1.47%         05/2009  14795.23658    14621.13219
2009-06-30  2009-07-31     9.82%          9.63%         06/2009  15203.81764    14835.88748
2009-07-31  2009-08-31     2.73%          2.87%         07/2009  16696.10921    16264.73903
2009-08-31  2009-09-30     5.76%          5.77%         08/2009  17152.57487    16731.12244
2009-09-30  2009-10-31    -7.27%         -6.79%         09/2009  18139.91711    17696.12409
2009-10-31  2009-11-30     1.78%          3.14%         10/2009  16821.60918    16494.64373
2009-11-30  2009-12-31     8.69%          8.05%         11/2009  17120.42564    17012.41775
2009-12-31  2010-01-31    -2.94%         -3.68%         12/2009   18607.8118    18381.81652
2010-01-31  2010-02-28     4.39%          4.50%         01/2010  18061.55975    17705.15506
2010-02-28  2010-03-31     8.08%          8.14%         02/2010  18854.50627    18502.69792
2010-03-31  2010-04-30     7.27%          5.66%         03/2010  20378.81035    20008.60791
2010-04-30  2010-05-31    -7.42%         -7.59%         04/2010  21859.62356    21140.97975
2010-05-31  2010-06-30    -7.24%         -7.75%         05/2010  20237.78052    19537.36598
2010-06-30  2010-07-31     7.14%          6.87%         06/2010  18772.78855    18023.33753
2010-07-31  2010-08-31    -7.98%         -7.40%         07/2010  20113.70202    19261.88844
2010-08-31  2010-09-30    12.16%         12.46%         08/2010  18508.13458    17835.77807
2010-09-30  2010-10-31     4.34%          4.09%         09/2010  20758.90123    20058.05111
2010-10-31  2010-11-30     4.24%          3.47%         10/2010  21660.69336    20878.85552
2010-11-30  2010-12-31     8.19%          7.94%         11/2010  22580.16769    21602.80043
2010-12-31  2011-01-31    -1.09%         -0.26%         12/2010  24429.79005    23318.23325
2011-01-31  2011-02-28     5.87%          5.48%         01/2011  24163.67033     23258.1475
2011-02-28  2011-03-31     3.25%          2.59%         02/2011  25582.97549    24533.65872
2011-03-31  2011-04-30     1.68%          2.64%         03/2011  26413.67116    25169.47203
2011-04-30  2011-05-31    -1.92%         -1.87%         04/2011  26857.44924    25834.09819
2011-05-31  2011-06-30    -2.16%         -2.31%         05/2011  26342.66667    25349.74104
2011-06-30  2011-07-31    -2.69%         -3.61%         06/2011  25774.64362    24765.28256
2011-07-31  2011-08-31    -8.93%         -8.70%         07/2011  25081.39458    23870.13558
2011-08-31  2011-09-30   -10.58%        -11.21%         08/2011  22841.66693    21793.37793
2011-09-30  2011-10-31    15.43%         15.14%         09/2011   20425.2482    19350.29789
2011-10-31  2011-11-30    -0.60%         -0.36%         10/2011  23577.18276    22279.12145
2011-11-30  2011-12-31     0.86%          0.66%         11/2011  23434.72244    22197.90975
2011-12-31  2012-01-31     6.96%          7.07%         12/2011   23635.2929    22344.54025
2012-01-31  2012-02-29     1.91%          2.39%         01/2012  25280.10905    23923.20436
2012-02-29  2012-03-31     2.98%          2.56%         02/2012  25762.82683    24495.74347
2012-03-31  2012-04-30    -1.42%         -1.54%         03/2012  26531.59959    25123.38149
2012-04-30  2012-05-31    -6.97%         -6.62%         04/2012  26156.15242    24735.30378
2012-05-31  2012-06-30     5.12%          4.99%         05/2012  24332.55191    23098.08293
2012-06-30  2012-07-31    -0.91%         -1.38%         06/2012  25578.82737    24250.67455
2012-07-31  2012-08-31     3.12%          3.33%         07/2012  25345.47667    23915.55258
2012-08-31  2012-09-30     4.19%          3.28%         08/2012  26135.27906    24713.06845
2012-09-30  2012-10-31    -2.05%         -2.17%         09/2012  27230.56722     25524.5992
                                                     10/31/2012   26673.3741    24970.85273

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         13.13%      1.23%     10.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.


DFA Real Estate Securities Portfolio vs. S&P 500(R) IndexSM, Dow Jones U.S. Select REIT IndexSM
October 31, 2002 - October 31, 2012

                                                                                   DFA Real                Dow Jones
                                                                                    Estate                U.S. Select
                                                                                  Securities  S&P 500(R)     REIT
BeginDate    EndDate   FundReturns Benchmark0Returns Benchmark1Returns  EndDate   Portfolio    IndexSM      IndexSM
---------   ---------- ----------- ----------------- ----------------- ---------- ----------- ----------- -----------
2002-10-31  2002-11-30     4.48%          5.89%             4.78%         10/2002       10000       10000       10000
2002-11-30  2002-12-31     1.31%         -5.88%             1.36%         11/2002 10448.49334 10588.59043 10478.07353
2002-12-31  2003-01-31    -2.52%         -2.62%            -2.91%         12/2002 10585.79466 9966.404855 10620.27231
2003-01-31  2003-02-28     1.80%         -1.50%             1.82%         01/2003 10318.73887 9705.285048 10311.10978
2003-02-28  2003-03-31     2.40%          0.97%             2.43%         02/2003 10504.19428 9559.705772 10498.84414
2003-03-31  2003-04-30     3.79%          8.24%             3.85%         03/2003 10756.41363 9652.530516 10754.43248
2003-04-30  2003-05-31     5.51%          5.27%             5.66%         04/2003 11164.41553 10447.60945 11168.94594
2003-05-31  2003-06-30     2.08%          1.28%             2.16%         05/2003 11780.12748   10998.094 11801.40102
2003-06-30  2003-07-31     5.12%          1.76%             5.32%         06/2003 12024.92862  11138.8696 12056.14056
2003-07-31  2003-08-31     0.70%          1.95%             0.83%         07/2003 12640.64057 11335.24787 12697.23342
2003-08-31  2003-09-30     3.44%         -1.06%             3.52%         08/2003 12729.65917  11556.2852 12802.98378
2003-09-30  2003-10-31     1.35%          5.66%             1.48%         09/2003 13167.33393 11433.55746 13253.19673
2003-10-31  2003-11-30     4.50%          0.88%             4.41%         10/2003 13345.37112  12080.3538 13449.06957
2003-11-30  2003-12-31     2.92%          5.24%             3.00%         11/2003 13946.24664 12186.66091 14041.68102
2003-12-31  2004-01-31     4.11%          1.84%             4.00%         12/2003 14353.75345 12825.72941  14462.6853
2004-01-31  2004-02-29     1.77%          1.39%             1.67%         01/2004 14944.37893 13061.14532 15041.46633
2004-02-29  2004-03-31     5.72%         -1.51%             6.01%         02/2004 15208.60612 13242.68797 15291.91195
2004-03-31  2004-04-30   -14.35%         -1.57%           -14.64%         03/2004 16079.00156 13042.85581 16210.91156
2004-04-30  2004-05-31     7.22%          1.37%             7.59%         04/2004 13770.89936 12838.08298 13837.56984
2004-05-31  2004-06-30     2.89%          1.94%             2.99%         05/2004 14765.63701 13014.22147 14888.08336
2004-06-30  2004-07-31     0.41%         -3.31%             0.50%         06/2004 15191.97543 13267.21794 15333.75274
2004-07-31  2004-08-31     7.96%          0.40%             8.26%         07/2004 15254.62276 12828.07303 15410.39429
2004-08-31  2004-09-30    -0.34%          1.08%            -0.48%         08/2004 16468.41461 12879.77016 16682.94364
2004-09-30  2004-10-31     5.40%          1.53%             5.57%         09/2004 16413.14684 13019.25807 16603.35625
2004-10-31  2004-11-30     4.35%          4.05%             4.45%         10/2004 17299.28425 13218.19233 17528.49718
2004-11-30  2004-12-31     5.01%          3.40%             5.19%         11/2004 18052.10895  13753.0004  18309.1925
2004-12-31  2005-01-31    -8.37%         -2.44%            -8.82%         12/2004 18956.98995   14221.015 19258.99852
2005-01-31  2005-02-28     3.14%          2.10%             3.23%         01/2005  17369.6624 13874.37776 17560.35211
2005-02-28  2005-03-31    -1.52%         -1.77%            -1.51%         02/2005 17915.30624 14166.29467 18127.05023
2005-03-31  2005-04-30     5.67%         -1.90%             6.00%         03/2005 17642.48431 13915.40959  17852.4388
2005-04-30  2005-05-31     3.28%          3.18%             3.31%         04/2005 18642.83136 13651.43427 18924.27216
2005-05-31  2005-06-30     5.11%          0.14%             5.21%         05/2005 19254.61386 14085.82291 19550.43614
2005-06-30  2005-07-31     7.27%          3.72%             7.63%         06/2005 20238.42625 14105.82477 20569.69389
2005-07-31  2005-08-31    -3.73%         -0.91%            -3.84%         07/2005 21710.01116 14630.56146 22138.92343
2005-08-31  2005-09-30     0.47%          0.81%             0.43%         08/2005 20899.81273 14497.13074 21289.07596
2005-09-30  2005-10-31    -2.26%         -1.67%            -2.12%         09/2005 20997.05183 14614.55749  21380.9959
2005-10-31  2005-11-30     4.50%          3.78%             4.64%         10/2005  20522.3069 14370.93282  20926.7886
2005-11-30  2005-12-31     0.02%          0.04%             0.10%         11/2005 21446.81017  14914.4415 21898.81318
2005-12-31  2006-01-31     7.68%          2.65%             7.84%         12/2005  21450.1551 14919.66156 21920.53245
2006-01-31  2006-02-28     1.89%          0.27%             2.14%         01/2006   23097.527 15314.73419 23638.75117
2006-02-28  2006-03-31     5.18%          1.25%             5.12%         02/2006 23535.11016 15356.23712  24144.7352
2006-03-31  2006-04-30    -3.78%          1.34%            -3.78%         03/2006 24753.47897 15547.42228 25380.83612
2006-04-30  2006-05-31    -2.99%         -2.88%            -2.77%         04/2006 23818.25221 15756.22416   24420.495
2006-05-31  2006-06-30     5.53%          0.14%             5.69%         05/2006 23106.10706 15302.76003 23744.50153
2006-06-30  2006-07-31     3.43%          0.62%             3.55%         06/2006 24383.49767 15323.57178 25095.43995
2006-07-31  2006-08-31     3.52%          2.38%             3.36%         07/2006 25220.14404 15418.11822 25986.47914
2006-08-31  2006-09-30     2.00%          2.58%             1.95%         08/2006 26108.54172 15784.96351 26859.74347
2006-09-30  2006-10-31     6.27%          3.26%             6.30%         09/2006  26630.1451 16191.74202 27382.35397
2006-10-31  2006-11-30     4.75%          1.90%             4.77%         10/2006 28299.96478 16719.43089 29108.21188
2006-11-30  2006-12-31    -2.13%          1.40%            -2.26%         11/2006  29645.5812 17037.43447 30496.49746
2006-12-31  2007-01-31     8.66%          1.51%             8.91%         12/2006 29014.47587 17276.43134 29806.32406
2007-01-31  2007-02-28    -2.33%         -1.96%            -2.24%         01/2007 31526.82655 17537.70592  32461.0676
2007-02-28  2007-03-31    -2.48%          1.12%            -2.56%         02/2007 30792.16805 17194.68908 31733.89654
2007-03-31  2007-04-30    -0.09%          4.43%            -0.04%         03/2007  30027.4398 17387.01168 30920.89694
2007-04-30  2007-05-31     0.00%          3.49%             0.07%         04/2007   30000.109 18157.17406 30908.16495
2007-05-31  2007-06-30    -9.38%         -1.66%            -9.39%         05/2007   30000.109 18790.77083 30928.93556
2007-06-30  2007-07-31    -7.87%         -3.10%            -7.85%         06/2007 27186.06541 18478.59355 28025.39407
2007-07-31  2007-08-31     6.05%          1.50%             5.91%         07/2007 25045.35799 17905.66827 25825.95627
2007-08-31  2007-09-30     3.91%          3.74%             3.91%         08/2007 26561.30959 18174.07549 27353.37772
2007-09-30  2007-10-31     1.13%          1.59%             1.14%         09/2007 27599.50675 18853.78591 28423.13624
2007-10-31  2007-11-30   -10.20%         -4.18%            -9.72%         10/2007 27911.88466 19153.74965 28748.58023
2007-11-30  2007-12-31    -5.86%         -0.69%            -5.32%         11/2007 25064.34349 18352.93137  25954.2448
2007-12-31  2008-01-31     0.04%         -6.00%            -0.48%         12/2007 23596.60345 18225.56203 24573.83552
2008-01-31  2008-02-29    -3.80%         -3.25%            -3.77%         01/2008 23606.67886 17132.02831 24456.16147
2008-02-29  2008-03-31     6.29%         -0.43%             6.65%         02/2008 22709.96763 16575.40871 23534.41245
2008-03-31  2008-04-30     5.90%          4.87%             6.16%         03/2008 24138.10102 16503.80294  25098.8384
2008-04-30  2008-05-31     0.20%          1.30%             0.22%         04/2008  25561.5524 17307.53814 26645.99374
2008-05-31  2008-06-30   -10.98%         -8.43%           -11.08%         05/2008  25612.0294 17532.53614 26705.91029
2008-06-30  2008-07-31     2.90%         -0.84%             2.89%         06/2008 22800.50275 16054.54334 23747.19731
2008-07-31  2008-08-31     2.47%          1.45%             2.27%         07/2008 23461.23957 15919.52463 24432.73885
2008-08-31  2008-09-30    -0.21%         -8.91%            -0.42%         08/2008 24040.65492 16149.72096 24986.53629
2008-09-30  2008-10-31   -31.53%        -16.80%           -32.38%         09/2008 23989.82901 14710.61933 24881.95536
2008-10-31  2008-11-30   -23.14%         -7.18%           -24.55%         10/2008 16426.93377 12239.97081  16824.2482
2008-11-30  2008-12-31    17.07%          1.06%            17.70%         11/2008 12625.15578  11361.7529 12693.71697
2008-12-31  2009-01-31   -17.75%         -8.43%           -18.08%         12/2008 14779.83928 11482.64196 14940.84023
2009-01-31  2009-02-28   -20.97%        -10.65%           -21.85%         01/2009 12156.76018 10514.81106  12239.3431
2009-02-28  2009-03-31     3.54%          8.76%             3.22%         02/2009 9607.422257 9395.193977 9564.923583
2009-03-31  2009-04-30    31.30%          9.57%            32.81%         03/2009 9947.685128 10218.16778 9872.954195
2009-04-30  2009-05-31     2.60%          5.59%             2.57%         04/2009 13061.65067 11196.14862 13112.10416
2009-05-31  2009-06-30    -3.10%          0.20%            -3.49%         05/2009 13401.74247 11822.34921 13448.50935
2009-06-30  2009-07-31    10.49%          7.56%            10.42%         06/2009 12986.53968 11845.75746 12978.54612
2009-07-31  2009-08-31    13.53%          3.61%            14.64%         07/2009 14348.46416 12741.73881 14330.36399
2009-08-31  2009-09-30     6.69%          3.73%             7.00%         08/2009 16289.47464 13201.71558 16428.47469
2009-09-30  2009-10-31    -4.56%         -1.86%            -4.54%         09/2009 17379.73432  13694.4036  17578.4399
2009-10-31  2009-11-30     6.87%          6.00%             6.88%         10/2009 16587.77389 13440.00171 16781.21736
2009-11-30  2009-12-31     6.87%          1.93%             7.00%         11/2009 17726.89505 14246.13301 17936.23389
2009-12-31  2010-01-31    -5.22%         -3.60%            -5.72%         12/2009 18943.86788  14521.3683 19192.34652
2010-01-31  2010-02-28     5.51%          3.10%             5.68%         01/2010 17954.34489 13999.03468 18094.53057
2010-02-28  2010-03-31    10.17%          6.03%            10.22%         02/2010 18943.86788 14432.68278 19122.21312
2010-03-31  2010-04-30     7.03%          1.58%             7.07%         03/2010 20870.06111 15303.60859 21075.85088
2010-04-30  2010-05-31    -5.34%         -7.99%            -5.39%         04/2010  22337.9184 15545.20666 22565.59453
2010-05-31  2010-06-30    -5.18%         -5.23%            -5.36%         05/2010 21145.97414 14303.92191 21350.31281
2010-06-30  2010-07-31     9.87%          7.01%             9.89%         06/2010 20050.52756  13555.1402 20205.28177
2010-07-31  2010-08-31    -1.26%         -4.51%            -1.34%         07/2010 22028.90555 14504.85399 22203.05712
2010-08-31  2010-09-30     4.33%          8.92%             4.43%         08/2010 21751.04347 13850.04686 21906.07702
2010-09-30  2010-10-31     4.68%          3.80%             4.63%         09/2010 22693.27172 15086.08045 22876.30521
2010-10-31  2010-11-30    -1.98%          0.01%            -1.95%         10/2010 23755.79554 15660.09072 23934.60888
2010-11-30  2010-12-31     4.68%          6.68%             4.74%         11/2010 23286.04817 15662.09521 23468.56781
2010-12-31  2011-01-31     3.53%          2.37%             3.55%         12/2010  24375.0746  16708.8087 24580.44573
2011-01-31  2011-02-28     4.53%          3.43%             4.57%         01/2011 25234.30729 17104.82417 25453.46137
2011-02-28  2011-03-31    -1.50%          0.04%            -1.46%         02/2011  26376.1823 17690.81834 26616.01764
2011-03-31  2011-04-30     5.79%          2.96%             5.93%         03/2011 25980.48304  17697.8416  26226.2687
2011-04-30  2011-05-31     1.36%         -1.13%             1.55%         04/2011 27484.14024 18221.96318 27781.27009
2011-05-31  2011-06-30    -3.29%         -1.67%            -3.35%         05/2011 27857.22812 18015.70878 28212.71008
2011-06-30  2011-07-31     1.64%         -2.03%             1.82%         06/2011 26940.68806 17715.40493 27266.89736
2011-07-31  2011-08-31    -5.38%         -5.43%            -5.48%         07/2011 27382.52441 17355.17988 27763.14572
2011-08-31  2011-09-30   -10.98%         -7.03%           -11.20%         08/2011 25909.73658 16412.42916 26241.84668
2011-09-30  2011-10-31    14.42%         10.93%            14.69%         09/2011 23063.77879 15258.66821  23303.1517
2011-10-31  2011-11-30    -3.78%         -0.22%            -3.93%         10/2011 26389.41225 16926.33384 26727.21042
2011-11-30  2011-12-31     4.59%          1.02%             4.70%         11/2011 25390.58718 16888.94356  25675.9468
2011-12-31  2012-01-31     6.32%          4.48%             6.43%         12/2011  26556.7638 17061.70057 26883.04009
2012-01-31  2012-02-29    -1.06%          4.32%            -1.11%         01/2012 28235.97017 17826.32068 28611.84573
2012-02-29  2012-03-31     5.15%          3.29%             5.24%         02/2012 27936.93342 18597.14861  28292.8967
2012-03-31  2012-04-30     2.86%         -0.63%             3.01%         03/2012  29374.6101 19209.16218   29774.402
2012-04-30  2012-05-31    -4.57%         -6.01%            -4.56%         04/2012 30214.21329 19088.60547 30669.88587
2012-05-31  2012-06-30     5.64%          4.12%             5.53%         05/2012 28834.04367 17941.38029 29270.76409
2012-06-30  2012-07-31     1.97%          1.39%             1.90%         06/2012 30460.20266 18680.60498 30890.22434
2012-07-31  2012-08-31    -0.15%          2.25%            -0.27%         07/2012 31061.31481 18940.05976 31477.59386
2012-08-31  2012-09-30    -1.87%          2.58%            -1.97%         08/2012 31015.07541 19366.64291  31393.1133
2012-09-30  2012-10-31    -0.77%         -1.85%            -0.91%         09/2012 30436.39907 19867.11129 30774.13847
                                                                       10/31/2012 30202.54275 19500.27841 30492.83621

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         14.45%      1.59%     11.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


The S&P data are provided by Standard & Poor's Index Services Group.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Large Cap International Portfolio vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                Large Cap International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate          Portfolio        USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------- --------------------
2002-10-31  2002-11-30     4.40%          4.60%         10/2002             10000                 10000
2002-11-30  2002-12-31    -3.11%         -3.23%         11/2002       10440.03451           10460.38388
2002-12-31  2003-01-31    -4.00%         -3.81%         12/2002       10114.91391           10122.31597
2003-01-31  2003-02-28    -2.44%         -1.97%         01/2003       9710.668868           9736.633173
2003-02-28  2003-03-31    -1.95%         -1.93%         02/2003       9473.394604           9544.699524
2003-03-31  2003-04-30     9.46%          9.60%         03/2003       9288.847955           9360.754077
2003-04-30  2003-05-31     5.96%          6.20%         04/2003       10167.64152            10259.0855
2003-05-31  2003-06-30     2.37%          2.43%         05/2003       10774.00908           10895.37242
2003-06-30  2003-07-31     2.31%          2.29%         06/2003       11028.85921           11160.05075
2003-07-31  2003-08-31     2.26%          2.58%         07/2003       11283.70935           11416.08512
2003-08-31  2003-09-30     3.05%          3.00%         08/2003       11538.55948           11710.45636
2003-09-30  2003-10-31     5.99%          6.26%         09/2003       11890.07691           12061.78555
2003-10-31  2003-11-30     2.16%          2.27%         10/2003       12601.89969           12817.10429
2003-11-30  2003-12-31     7.40%          7.67%         11/2003        12874.3257           13107.63318
2003-12-31  2004-01-31     1.29%          1.39%         12/2003       13827.55284           14112.72688
2004-01-31  2004-02-29     2.23%          2.30%         01/2004       14006.31888           14309.22909
2004-02-29  2004-03-31     0.75%          0.50%         02/2004       14319.15944            14638.3333
2004-03-31  2004-04-30    -3.10%         -2.62%         03/2004       14426.41906           14711.61449
2004-04-30  2004-05-31     0.77%          0.47%         04/2004       13979.50397           14326.52241
2004-05-31  2004-06-30     2.78%          2.31%         05/2004        14086.7636           14393.48999
2004-06-30  2004-07-31    -3.75%         -3.05%         06/2004       14478.06171           14725.88378
2004-07-31  2004-08-31     0.65%          0.42%         07/2004       13935.81221            14276.8102
2004-08-31  2004-09-30     1.96%          2.91%         08/2004       14026.18713           14336.16895
2004-09-30  2004-10-31     3.37%          3.59%         09/2004       14301.48347           14754.05385
2004-10-31  2004-11-30     6.33%          6.65%         10/2004       14782.73974            15284.2776
2004-11-30  2004-12-31     4.52%          4.22%         11/2004       15718.01137           16300.75747
2004-12-31  2005-01-31    -1.78%         -1.97%         12/2004       16428.92772           16989.40669
2005-01-31  2005-02-28     3.86%          4.45%         01/2005       16135.88107           16654.94269
2005-02-28  2005-03-31    -2.36%         -2.27%         02/2005        16758.6052           17395.84581
2005-03-31  2005-04-30    -2.02%         -2.55%         03/2005       16363.82933           17000.98254
2005-04-30  2005-05-31    -0.63%          0.18%         04/2005       16033.61753           16567.48433
2005-05-31  2005-06-30     1.44%          1.63%         05/2005       15932.71948           16597.69751
2005-06-30  2005-07-31     3.04%          3.23%         06/2005       16162.25476           16869.00377
2005-07-31  2005-08-31     3.68%          2.76%         07/2005       16654.27056           17413.79488
2005-08-31  2005-09-30     3.31%          4.56%         08/2005       17266.96947           17894.53946
2005-09-30  2005-10-31    -2.20%         -3.23%         09/2005       17839.10808           18711.18961
2005-10-31  2005-11-30     1.55%          2.65%         10/2005       17447.44967           18106.58452
2005-11-30  2005-12-31     5.22%          4.64%         11/2005       17717.88047           18586.07722
2005-12-31  2006-01-31     5.84%          6.32%         12/2005       18642.62603            19447.8385
2006-01-31  2006-02-28    -0.67%         -0.34%         01/2006        19731.5206           20677.90796
2006-02-28  2006-03-31     3.69%          3.17%         02/2006       19600.10229            20608.4637
2006-03-31  2006-04-30     4.85%          4.78%         03/2006       20322.88337           21262.03853
2006-04-30  2006-05-31    -3.62%         -3.80%         04/2006       21309.43111           22278.72975
2006-05-31  2006-06-30    -0.39%         -0.13%         05/2006       20538.98431           21432.31082
2006-06-30  2006-07-31     1.07%          0.94%         06/2006       20458.14278            21404.7152
2006-07-31  2006-08-31     2.63%          2.84%         07/2006       20677.20111           21605.26571
2006-08-31  2006-09-30    -0.04%         -0.08%         08/2006       21220.08478           22219.30598
2006-09-30  2006-10-31     3.84%          3.95%         09/2006       21211.58156           22201.41652
2006-10-31  2006-11-30     2.96%          2.98%         10/2006       22025.93767           23078.81278
2006-11-30  2006-12-31     2.64%          2.87%         11/2006       22678.90385           23766.23179
2006-12-31  2007-01-31     1.28%          0.61%         12/2006       23277.04445           24447.67862
2007-01-31  2007-02-28     0.29%          0.80%         01/2007       23575.59156           24596.81523
2007-02-28  2007-03-31     2.77%          2.56%         02/2007       23643.00543           24793.58307
2007-03-31  2007-04-30     3.53%          4.55%         03/2007       24296.80678           25428.87548
2007-04-30  2007-05-31     3.10%          2.22%         04/2007        25154.9083           26585.83302
2007-05-31  2007-06-30    -0.19%          0.10%         05/2007       25935.87709           27176.22708
2007-06-30  2007-07-31    -1.89%         -1.38%         06/2007       25887.55844            27203.4992
2007-07-31  2007-08-31    -0.69%         -1.45%         07/2007       25399.11395           26827.45133
2007-08-31  2007-09-30     5.49%          5.68%         08/2007       25223.27393           26439.13227
2007-09-30  2007-10-31     4.46%          4.35%         09/2007       26607.05793           27941.23223
2007-10-31  2007-11-30    -3.57%         -3.91%         10/2007       27795.04833            29155.8544
2007-11-30  2007-12-31    -2.33%         -1.88%         11/2007       26802.95817           28015.69869
2007-12-31  2008-01-31    -7.57%         -9.02%         12/2007        26177.5541           27489.05893
2008-01-31  2008-02-29    -0.08%          1.81%         01/2008       24194.70953           25010.60702
2008-02-29  2008-03-31    -0.35%         -1.43%         02/2008        24174.6808           25463.85563
2008-03-31  2008-04-30     5.29%          5.56%         03/2008         24090.135           25100.36419
2008-04-30  2008-05-31     2.10%          1.52%         04/2008       25364.37371           26495.58367
2008-05-31  2008-06-30    -7.96%         -7.78%         05/2008       25896.14262             26897.647
2008-06-30  2008-07-31    -3.64%         -3.56%         06/2008       23833.69433           24806.01124
2008-07-31  2008-08-31    -4.27%         -3.87%         07/2008       22966.08661           23923.25865
2008-08-31  2008-09-30   -12.16%        -14.44%         08/2008       21986.20025           22998.07514
2008-09-30  2008-10-31   -21.08%        -20.80%         09/2008       19312.46685           19677.65227
2008-10-31  2008-11-30    -6.01%         -5.42%         10/2008       15240.53244           15584.31425
2008-11-30  2008-12-31     7.01%          5.27%         11/2008        14324.6598            14739.1788
2008-12-31  2009-01-31   -11.23%         -9.33%         12/2008       15328.53788           15516.16027
2009-01-31  2009-02-28   -10.06%        -10.12%         01/2009       13606.92943           14068.39209
2009-02-28  2009-03-31     7.69%          6.59%         02/2009       12237.93958           12644.22388
2009-03-31  2009-04-30    11.37%         12.90%         03/2009        13179.3387           13477.42184
2009-04-30  2009-05-31    13.97%         12.65%         04/2009        14678.4104           15215.45069
2009-05-31  2009-06-30    -1.39%         -1.04%         05/2009       16729.22377           17139.69107
2009-06-30  2009-07-31     9.60%          9.39%         06/2009       16497.15383            16962.2042
2009-07-31  2009-08-31     3.91%          4.79%         07/2009       18081.38755           18554.91583
2009-08-31  2009-09-30     4.26%          4.13%         08/2009       18789.01194           19444.16669
2009-09-30  2009-10-31    -2.59%         -1.61%         09/2009       19589.36786            20246.4017
2009-10-31  2009-11-30     3.72%          2.47%         10/2009       19081.10318           19921.38374
2009-11-30  2009-12-31     1.19%          1.59%         11/2009       19790.55596           20414.28949
2009-12-31  2010-01-31    -5.17%         -4.69%         12/2009       20025.42962           20739.71496
2010-01-31  2010-02-28     0.67%         -0.10%         01/2010        18989.4474           19767.55316
2010-02-28  2010-03-31     6.30%          6.44%         02/2010       19117.61015           19747.74296
2010-03-31  2010-04-30    -1.95%         -1.49%         03/2010       20322.10055           21018.97237
2010-04-30  2010-05-31   -10.90%        -11.03%         04/2010       19926.14598            20705.5737
2010-05-31  2010-06-30    -1.63%         -1.45%         05/2010        17753.7466           18420.71863
2010-06-30  2010-07-31    10.32%          9.24%         06/2010       17465.22624           18154.24072
2010-07-31  2010-08-31    -3.44%         -2.99%         07/2010       19268.22845           19832.15152
2010-08-31  2010-09-30     9.84%          9.59%         08/2010       18605.67944           19239.37361
2010-09-30  2010-10-31     3.63%          3.56%         09/2010       20436.61425           21084.94731
2010-10-31  2010-11-30    -4.38%         -4.23%         10/2010       21178.17762           21836.08012
2010-11-30  2010-12-31     8.03%          8.05%         11/2010        20251.2234           20911.33371
2010-12-31  2011-01-31     2.26%          2.15%         12/2010       21877.75571           22595.14698
2011-01-31  2011-02-28     3.93%          3.71%         01/2011       22372.23036           23081.88961
2011-02-28  2011-03-31    -2.29%         -2.00%         02/2011       23251.29638           23937.75502
2011-03-31  2011-04-30     5.72%          5.45%         03/2011       22718.78263           23458.22183
2011-04-30  2011-05-31    -2.84%         -2.96%         04/2011       24018.88755           24735.79508
2011-05-31  2011-06-30    -1.42%         -1.42%         05/2011       23335.78157           24002.51829
2011-06-30  2011-07-31    -2.04%         -1.65%         06/2011       23005.27812            23660.6711
2011-07-31  2011-08-31    -8.39%         -8.45%         07/2011        22535.5544           23270.36799
2011-08-31  2011-09-30   -11.01%        -10.04%         08/2011       20645.47564           21303.01857
2011-09-30  2011-10-31     9.68%          9.73%         09/2011       18372.40266           19163.70779
2011-10-31  2011-11-30    -2.51%         -4.62%         10/2011       20150.01419           21027.44381
2011-11-30  2011-12-31    -2.30%         -1.09%         11/2011       19643.73242           20055.70845
2011-12-31  2012-01-31     6.04%          5.40%         12/2011       19191.87442           19836.86573
2012-01-31  2012-02-29     4.85%          5.50%         01/2012       20350.20057           20907.86348
2012-02-29  2012-03-31    -0.17%         -0.74%         02/2012       21338.18464           22057.34745
2012-03-31  2012-04-30    -1.93%         -1.70%         03/2012       21300.88292           21894.09324
2012-04-30  2012-05-31   -11.07%        -11.40%         04/2012       20890.81245           21522.48712
2012-05-31  2012-06-30     6.63%          6.55%         05/2012       18578.47062            19068.8287
2012-06-30  2012-07-31     0.29%          1.25%         06/2012       19809.36437           20318.28267
2012-07-31  2012-08-31     3.38%          2.85%         07/2012       19867.32038           20571.27444
2012-08-31  2012-09-30     2.98%          3.04%         08/2012       20539.61011           21158.19849
2012-09-30  2012-10-31     0.88%          0.70%         09/2012       21151.05982           21800.59481
                                                     10/31/2012       21337.31022           21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.89%      -5.15%     7.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Core Equity Portfolio vs. MSCI World ex USA Index (net div.) September 15, 2005 - October 31, 2012

                                                                International Core Equity    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------
2005-09-15  2005-09-30     1.00%          1.71%         09/2005              10000                  10000
2005-09-30  2005-10-31    -2.38%         -3.23%         09/2005              10100            10170.83717
2005-10-31  2005-11-30     2.13%          2.65%         10/2005        9859.999997            9842.192116
2005-11-30  2005-12-31     5.62%          4.64%         11/2005              10070            10102.82986
2005-12-31  2006-01-31     6.51%          6.32%         12/2005        10636.30827            10571.25724
2006-01-31  2006-02-28     0.09%         -0.34%         01/2006        11328.67174            11239.88582
2006-02-28  2006-03-31     3.90%          3.17%         02/2006        11338.70599            11202.13802
2006-03-31  2006-04-30     4.77%          4.78%         03/2006        11781.27728            11557.40155
2006-04-30  2006-05-31    -4.07%         -3.80%         04/2006        12343.24621            12110.04417
2006-05-31  2006-06-30    -1.17%         -0.13%         05/2006        11841.48824            11649.95642
2006-06-30  2006-07-31     0.52%          0.94%         06/2006        11702.58559            11634.95628
2006-07-31  2006-08-31     2.93%          2.84%         07/2006        11763.43092            11743.96947
2006-08-31  2006-09-30     0.54%         -0.08%         08/2006        12108.22114             12077.7432
2006-09-30  2006-10-31     3.93%          3.95%         09/2006        12173.07014            12068.01903
2006-10-31  2006-11-30     3.52%          2.98%         10/2006        12651.84361            12544.94512
2006-11-30  2006-12-31     3.09%          2.87%         11/2006        13096.89114            12918.60532
2006-12-31  2007-01-31     1.83%          0.61%         12/2006        13502.22208            13289.01922
2007-01-31  2007-02-28     0.52%          0.80%         01/2007        13748.65047            13370.08538
2007-02-28  2007-03-31     3.17%          2.56%         02/2007        13820.52541            13477.04243
2007-03-31  2007-04-30     3.75%          4.55%         03/2007        14258.15172            13822.36819
2007-04-30  2007-05-31     2.78%          2.22%         04/2007        14792.31879            14451.25534
2007-05-31  2007-06-30    -0.60%          0.10%         05/2007        15203.21654             14772.1757
2007-06-30  2007-07-31    -1.72%         -1.38%         06/2007        15111.54693            14787.00001
2007-07-31  2007-08-31    -1.89%         -1.45%         07/2007        14851.71979            14582.59174
2007-08-31  2007-09-30     4.27%          5.68%         08/2007        14571.10647            14371.51324
2007-09-30  2007-10-31     4.74%          4.35%         09/2007        15193.08335            15188.00938
2007-10-31  2007-11-30    -5.49%         -3.91%         10/2007        15913.08524            15848.24128
2007-11-30  2007-12-31    -2.60%         -1.88%         11/2007        15039.99798             15228.4871
2007-12-31  2008-01-31    -7.54%         -9.02%         12/2007        14649.06518            14942.22164
2008-01-31  2008-02-29     0.16%          1.81%         01/2008        13545.07766            13595.01009
2008-02-29  2008-03-31     0.46%         -1.43%         02/2008        13566.30819            13841.38234
2008-03-31  2008-04-30     4.13%          5.56%         03/2008        13628.76581            13643.79937
2008-04-30  2008-05-31     1.65%          1.52%         04/2008        14192.20152            14402.19851
2008-05-31  2008-06-30    -9.29%         -7.78%         05/2008         14426.0805            14620.74799
2008-06-30  2008-07-31    -3.97%         -3.56%         06/2008        13085.99796              13483.798
2008-07-31  2008-08-31    -3.79%         -3.87%         07/2008        12566.88399            13003.96038
2008-08-31  2008-09-30   -12.76%        -14.44%         08/2008        12091.02952            12501.05858
2008-09-30  2008-10-31   -22.66%        -20.80%         09/2008        10548.31334            10696.17706
2008-10-31  2008-11-30    -6.03%         -5.42%         10/2008        8157.763078            8471.162225
2008-11-30  2008-12-31     6.99%          5.27%         11/2008        7665.672812            8011.772138
2008-12-31  2009-01-31   -10.84%         -9.33%         12/2008        8201.798787            8434.115781
2009-01-31  2009-02-28   -10.51%        -10.12%         01/2009        7312.447111            7647.152754
2009-02-28  2009-03-31     8.43%          6.59%         02/2009        6543.871588            6873.017959
2009-03-31  2009-04-30    15.06%         12.90%         03/2009        7095.446521             7325.91919
2009-04-30  2009-05-31    15.11%         12.65%         04/2009        8164.170608            8270.659143
2009-05-31  2009-06-30    -0.84%         -1.04%         05/2009        9398.161306            9316.618056
2009-06-30  2009-07-31     9.94%          9.39%         06/2009        9319.178937            9220.141559
2009-07-31  2009-08-31     5.56%          4.79%         07/2009        10245.51648            10085.89147
2009-08-31  2009-09-30     4.86%          4.13%         08/2009        10814.71184            10569.26136
2009-09-30  2009-10-31    -3.02%         -1.61%         09/2009        11340.07285            11005.33206
2009-10-31  2009-11-30     2.66%          2.47%         10/2009        10997.28168            10828.66212
2009-11-30  2009-12-31     1.20%          1.59%         11/2009        11289.34432            11096.59079
2009-12-31  2010-01-31    -4.24%         -4.69%         12/2009        11424.47812            11273.48224
2010-01-31  2010-02-28     0.10%         -0.10%         01/2010        10940.00814            10745.04447
2010-02-28  2010-03-31     7.46%          6.44%         02/2010        10951.27488            10734.27624
2010-03-31  2010-04-30    -0.48%         -1.49%         03/2010        11768.61429            11425.27813
2010-04-30  2010-05-31   -11.75%        -11.03%         04/2010        11712.19716            11254.92409
2010-05-31  2010-06-30    -1.67%         -1.45%         05/2010        10335.61907            10012.94593
2010-06-30  2010-07-31    10.57%          9.24%         06/2010        10163.34335            9868.096585
2010-07-31  2010-08-31    -4.07%         -2.99%         07/2010        11237.98258            10780.15819
2010-08-31  2010-09-30    10.69%          9.59%         08/2010        10780.68929            10457.94203
2010-09-30  2010-10-31     3.65%          3.56%         09/2010        11933.21274            11461.14011
2010-10-31  2010-11-30    -3.99%         -4.23%         10/2010        12369.23398            11869.43321
2010-11-30  2010-12-31     9.58%          8.05%         11/2010        11875.84152            11366.76901
2010-12-31  2011-01-31     2.58%          2.15%         12/2010        13013.38097            12282.03901
2011-01-31  2011-02-28     3.38%          3.71%         01/2011         13348.5391            12546.61759
2011-02-28  2011-03-31    -1.75%         -2.00%         02/2011        13799.26898            13011.84017
2011-03-31  2011-04-30     5.38%          5.45%         03/2011         13557.4505            12751.18042
2011-04-30  2011-05-31    -3.08%         -2.96%         04/2011        14287.46707            13445.63062
2011-05-31  2011-06-30    -1.77%         -1.42%         05/2011        13847.13962            13047.04352
2011-06-30  2011-07-31    -2.25%         -1.65%         06/2011        13602.18115            12861.22572
2011-07-31  2011-08-31    -8.83%         -8.45%         07/2011        13296.77811            12649.06875
2011-08-31  2011-09-30   -11.66%        -10.04%         08/2011        12122.15107            11579.67706
2011-09-30  2011-10-31     9.16%          9.73%         09/2011        10709.04568            10416.81238
2011-10-31  2011-11-30    -3.03%         -4.62%         10/2011        11690.11719            11429.88295
2011-11-30  2011-12-31    -2.55%         -1.09%         11/2011        11335.51303            10901.67697
2011-12-31  2012-01-31     7.34%          5.40%         12/2011        11046.57488            10782.72069
2012-01-31  2012-02-29     5.13%          5.50%         01/2012        11857.77045             11364.8827
2012-02-29  2012-03-31    -0.01%         -0.74%         02/2012        12466.16712            11989.70744
2012-03-31  2012-04-30    -2.21%         -1.70%         03/2012        12465.06145            11900.96739
2012-04-30  2012-05-31   -11.96%        -11.40%         04/2012        12190.18473            11698.97353
2012-05-31  2012-06-30     6.13%          6.55%         05/2012        10732.14303            10365.23897
2012-06-30  2012-07-31    -0.11%          1.25%         06/2012         11389.6719            11044.40439
2012-07-31  2012-08-31     3.53%          2.85%         07/2012        11377.51643            11181.92306
2012-08-31  2012-09-30     3.55%          3.04%         08/2012        11778.64682            11500.95724
2012-09-30  2012-10-31     1.10%          0.70%         09/2012        12197.22662            11850.14447
                                                     10/31/2012        12331.53042            11933.18629

                      One Year Five Years From 09/15/2005
                      -------- ---------- ---------------
                      5.49%      -4.97%        2.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


International Small Company Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                International Small
                                                                Company Portfolio-      MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- --------------------------
2002-10-31  2002-11-30     2.63%          2.80%         10/2002           10000                 10000
2002-11-30  2002-12-31     0.67%         -1.63%         11/2002      10263.1579             10280.361
2002-12-31  2003-01-31    -0.27%         -1.08%         12/2002     10331.88937             10112.682
2003-01-31  2003-02-28     0.55%         -0.73%         01/2003     10303.66016             10003.911
2003-02-28  2003-03-31    -0.41%         -0.97%         02/2003     10360.11858             9930.5819
2003-03-31  2003-04-30     8.21%          9.17%         03/2003     10317.77476             9834.5209
2003-04-30  2003-05-31     9.23%          8.84%         04/2003     11164.65095             10735.979
2003-05-31  2003-06-30     4.51%          5.21%         05/2003     12195.01696             11685.101
2003-06-30  2003-07-31     3.43%          3.02%         06/2003     12745.48648             12294.465
2003-07-31  2003-08-31     5.14%          6.58%         07/2003     13183.03917              12665.51
2003-08-31  2003-09-30     5.70%          5.72%         08/2003     13860.54011             13499.138
2003-09-30  2003-10-31     5.39%          7.97%         09/2003     14650.95788             14270.804
2003-10-31  2003-11-30     0.55%          0.09%         10/2003     15441.37564             15408.626
2003-11-30  2003-12-31     5.66%          6.10%         11/2003     15526.06326             15422.192
2003-12-31  2004-01-31     5.59%          4.30%         12/2003     16405.05144             16363.492
2004-01-31  2004-02-29     2.98%          3.03%         01/2004     17322.81656             17067.328
2004-02-29  2004-03-31     4.02%          3.85%         02/2004     17839.05943             17584.053
2004-03-31  2004-04-30    -3.01%         -3.57%         03/2004     18556.06343             18261.736
2004-04-30  2004-05-31    -1.12%         -1.08%         04/2004     17996.80031             17609.596
2004-05-31  2004-06-30     4.66%          5.05%         05/2004     17796.03919             17419.674
2004-06-30  2004-07-31    -3.65%         -4.41%         06/2004     18625.06862             18299.378
2004-07-31  2004-08-31     0.89%          0.52%         07/2004     17944.89907             17492.392
2004-08-31  2004-09-30     2.38%          2.74%         08/2004     18104.08768             17583.076
2004-09-30  2004-10-31     3.21%          3.70%         09/2004     18534.81537             18064.114
2004-10-31  2004-11-30     7.21%          8.00%         10/2004     19130.36979             18732.508
2004-11-30  2004-12-31     4.71%          4.66%         11/2004     20510.31294             20230.498
2004-12-31  2005-01-31     2.37%          1.54%         12/2004     21477.25337             21173.631
2005-01-31  2005-02-28     4.43%          4.25%         01/2005     21986.47695             21499.823
2005-02-28  2005-03-31    -1.76%         -1.63%         02/2005     22959.99262              22413.38
2005-03-31  2005-04-30    -2.39%         -2.82%         03/2005     22555.60919             22048.446
2005-04-30  2005-05-31    -1.70%          0.24%         04/2005     22016.43128             21427.471
2005-05-31  2005-06-30     2.52%          2.65%         05/2005     21642.00218             21477.946
2005-06-30  2005-07-31     3.61%          4.34%         06/2005      22187.2913             22047.591
2005-07-31  2005-08-31     4.41%          3.07%         07/2005     22988.87715             23005.512
2005-08-31  2005-09-30     2.39%          4.05%         08/2005     24002.20265             23711.548
2005-09-30  2005-10-31    -1.98%         -3.64%         09/2005     24574.66963             24672.769
2005-10-31  2005-11-30     1.95%          3.33%         10/2005     24089.24405             23773.878
2005-11-30  2005-12-31     6.65%          7.77%         11/2005     24559.50008             24566.442
2005-12-31  2006-01-31     6.91%          7.13%         12/2005     26192.91935             26476.052
2006-01-31  2006-02-28    -0.63%         -1.26%         01/2006     28003.19451             28363.541
2006-02-28  2006-03-31     4.61%          4.70%         02/2006     27826.97304             28007.528
2006-03-31  2006-04-30     4.73%          4.65%         03/2006     29108.58376             29324.273
2006-04-30  2006-05-31    -5.04%         -5.53%         04/2006      30486.3153             30689.171
2006-05-31  2006-06-30    -1.92%         -2.44%         05/2006     28948.38242             28993.193
2006-06-30  2006-07-31    -1.08%         -2.44%         06/2006     28392.62357             28287.156
2006-07-31  2006-08-31     2.65%          2.92%         07/2006     28085.23904             27596.275
2006-08-31  2006-09-30     0.74%         -0.27%         08/2006     28829.43317             28403.138
2006-09-30  2006-10-31     3.97%          3.97%         09/2006     29042.73182             28326.754
2006-10-31  2006-11-30     4.52%          4.30%         10/2006     30195.99466             29451.377
2006-11-30  2006-12-31     3.64%          2.96%         11/2006     31560.41831             30718.135
2006-12-31  2007-01-31     2.80%          2.04%         12/2006     32709.04391             31627.537
2007-01-31  2007-02-28     1.41%          1.75%         01/2007     33624.21923             32272.711
2007-02-28  2007-03-31     3.74%          3.31%         02/2007     34098.75459             32838.967
2007-03-31  2007-04-30     3.31%          3.86%         03/2007     35374.02149             33927.454
2007-04-30  2007-05-31     2.04%          1.48%         04/2007     36544.11136             35235.682
2007-05-31  2007-06-30    -0.16%         -0.22%         05/2007     37290.25563             35756.404
2007-06-30  2007-07-31     0.05%         -0.62%         06/2007     37229.96027             35678.494
2007-07-31  2007-08-31    -3.86%         -5.27%         07/2007      37247.0775             35458.883
2007-08-31  2007-09-30     2.20%          2.26%         08/2007     35809.23076             33588.853
2007-09-30  2007-10-31     5.40%          6.75%         09/2007     36596.47595             34347.375
2007-10-31  2007-11-30    -7.31%         -8.22%         10/2007      38573.2701             36666.456
2007-11-30  2007-12-31    -3.34%         -2.93%         11/2007     35754.18976             33651.894
2007-12-31  2008-01-31    -7.61%         -9.69%         12/2007     34560.52272             32665.849
2008-01-31  2008-02-29     2.53%          4.75%         01/2008     31931.71701             29499.344
2008-02-29  2008-03-31     0.13%         -1.10%         02/2008     32740.58032             30900.251
2008-03-31  2008-04-30     2.13%          2.43%         03/2008     32783.46742             30559.071
2008-04-30  2008-05-31     2.64%          2.02%         04/2008      33483.3392             31302.661
2008-05-31  2008-06-30    -7.40%         -7.72%         05/2008     34367.38776             31934.986
2008-06-30  2008-07-31    -4.81%         -5.04%         06/2008      31822.6109             29469.086
2008-07-31  2008-08-31    -3.94%         -3.70%         07/2008     30292.13929             27983.115
2008-08-31  2008-09-30   -15.16%        -17.59%         08/2008     29097.62486             26948.389
2008-09-30  2008-10-31   -23.42%        -24.69%         09/2008      24686.0938             22208.126
2008-10-31  2008-11-30    -5.16%         -4.85%         10/2008     18904.10377             16725.993
2008-11-30  2008-12-31     8.21%          6.67%         11/2008     17927.92364             15915.498
2008-12-31  2009-01-31    -7.90%         -5.81%         12/2008     19399.00778             16976.822
2009-01-31  2009-02-28    -9.11%         -9.13%         01/2009     17866.01302             15990.854
2009-02-28  2009-03-31     6.62%          6.42%         02/2009     16238.38895             14530.258
2009-03-31  2009-04-30    13.25%         15.42%         03/2009     17312.62084             15463.346
2009-04-30  2009-05-31    14.89%         14.80%         04/2009     19607.06456             17847.053
2009-05-31  2009-06-30     1.05%          1.20%         05/2009     22527.26566             20488.083
2009-06-30  2009-07-31     7.50%          8.04%         06/2009     22764.07949             20734.192
2009-07-31  2009-08-31     6.35%          7.71%         07/2009       24470.906             22400.383
2009-08-31  2009-09-30     5.32%          5.62%         08/2009     26024.30991             24126.942
2009-09-30  2009-10-31    -1.82%         -1.54%         09/2009     27408.43525             25482.953
2009-10-31  2009-11-30     1.36%          0.78%         10/2009     26908.35152             25089.837
2009-11-30  2009-12-31     0.97%          1.26%         11/2009     27273.79732             25285.398
2009-12-31  2010-01-31    -1.55%         -1.32%         12/2009     27538.60659             25605.138
2010-01-31  2010-02-28    -0.14%         -0.57%         01/2010      27112.8516             25267.753
2010-02-28  2010-03-31     7.14%          7.43%         02/2010      27074.1466             25123.106
2010-03-31  2010-04-30     1.54%          1.98%         03/2010     29008.05027             26990.811
2010-04-30  2010-05-31   -11.83%        -12.02%         04/2010     29453.43423             27524.185
2010-05-31  2010-06-30    -0.23%         -0.94%         05/2010     25967.82071             24217.067
2010-06-30  2010-07-31     9.14%          8.58%         06/2010     25906.84332             23989.846
2010-07-31  2010-08-31    -2.98%         -2.60%         07/2010     28274.46268             26047.283
2010-08-31  2010-09-30    11.00%         11.35%         08/2010     27433.07728             25370.528
2010-09-30  2010-10-31     3.93%          4.12%         09/2010     30450.27879             28249.163
2010-10-31  2010-11-30    -2.79%         -2.62%         10/2010     31646.32965             29413.479
2010-11-30  2010-12-31    10.92%         11.31%         11/2010     30763.99704             28642.447
2010-12-31  2011-01-31     1.22%          0.52%         12/2010     34123.45077             31880.684
2011-01-31  2011-02-28     3.05%          2.84%         01/2011      34540.5593             32047.936
2011-02-28  2011-03-31    -0.16%         -0.09%         02/2011      35593.2618              32959.15
2011-03-31  2011-04-30     4.75%          4.96%         03/2011     35537.66066             32928.708
2011-04-30  2011-05-31    -2.78%         -2.77%         04/2011     37227.09084             34561.329
2011-05-31  2011-06-30    -2.03%         -2.16%         05/2011     36193.55708             33604.255
2011-06-30  2011-07-31    -0.96%         -0.55%         06/2011     35458.95786             32877.185
2011-07-31  2011-08-31    -7.84%         -7.90%         07/2011     35117.42682             32697.801
2011-08-31  2011-09-30   -11.82%        -11.48%         08/2011     32365.08845             30114.811
2011-09-30  2011-10-31     7.64%          8.12%         09/2011      28539.6961             26657.384
2011-10-31  2011-11-30    -3.16%         -5.02%         10/2011     30721.07414             28821.611
2011-11-30  2011-12-31    -2.91%         -1.95%         11/2011     29751.57279             27373.738
2011-12-31  2012-01-31     8.53%          8.26%         12/2011     28886.43886             26841.005
2012-01-31  2012-02-29     5.06%          5.66%         01/2012     31349.29998             29057.812
2012-02-29  2012-03-31     0.39%         -0.66%         02/2012     32935.54951             30703.773
2012-03-31  2012-04-30    -1.20%         -0.52%         03/2012     33063.02757             30500.407
2012-04-30  2012-05-31   -11.64%        -11.75%         04/2012     32666.18769             30341.793
2012-05-31  2012-06-30     3.91%          3.45%         05/2012     28864.87941             26776.218
2012-06-30  2012-07-31    -0.28%          0.77%         06/2012     29992.89831             27700.112
2012-07-31  2012-08-31     3.47%          2.87%         07/2012     29908.17261             27914.059
2012-08-31  2012-09-30     4.17%          4.74%         08/2012     30946.06246             28715.677
2012-09-30  2012-10-31     0.66%          0.49%         09/2012     32237.33829             30076.125
                                                     10/31/2012     32449.70547              30222.68

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         5.63%      -3.40%     12.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Japanese Small Company Portfolio vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                Japanese Small Company         MSCI Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate         Portfolio        Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------- --------------------------
2002-10-31  2002-11-30    -0.66%          0.75%         10/2002            10000                    10000
2002-11-30  2002-12-31    -0.77%         -2.23%         11/2002      9933.687003              10075.08187
2002-12-31  2003-01-31     0.00%         -0.58%         12/2002       9857.65444              9849.969381
2003-01-31  2003-02-28     7.36%          5.07%         01/2003      9857.654442              9792.859234
2003-02-28  2003-03-31     0.76%         -1.62%         02/2003      10582.87698              10289.41133
2003-03-31  2003-04-30     4.41%          3.12%         03/2003      10663.45726              10122.74022
2003-04-30  2003-05-31     6.15%          4.57%         04/2003       11133.5089              10438.51008
2003-05-31  2003-06-30     7.73%         11.22%         05/2003       11818.4413              10915.49296
2003-06-30  2003-07-31     1.27%          1.17%         06/2003      12731.68449              12140.63207
2003-07-31  2003-08-31     8.65%         12.61%         07/2003      12892.84505              12283.20775
2003-08-31  2003-09-30     6.33%          7.28%         08/2003      14007.53894              13831.70478
2003-09-30  2003-10-31     3.88%          7.41%         09/2003      14893.92204              14837.98823
2003-10-31  2003-11-30    -6.25%         -6.87%         10/2003      15471.41406              15937.72465
2003-11-30  2003-12-31     5.88%          7.15%         11/2003      14504.45068              14842.64757
2003-12-31  2004-01-31     4.72%          3.64%         12/2003      15357.47439              15903.77806
2004-01-31  2004-02-29     0.59%         -0.26%         01/2004      16081.62576              16482.86696
2004-02-29  2004-03-31    20.10%         18.33%         02/2004       16177.2684              16440.26731
2004-03-31  2004-04-30    -3.23%         -3.18%         03/2004      19429.11797              19454.19207
2004-04-30  2004-05-31    -4.80%         -4.97%         04/2004      18800.60923              18835.29913
2004-05-31  2004-06-30     9.47%         10.52%         05/2004      17898.83582              17899.83759
2004-06-30  2004-07-31    -6.28%         -8.19%         06/2004      19593.07676              19782.60869
2004-07-31  2004-08-31     1.49%          1.04%         07/2004      18363.38575              18161.42602
2004-08-31  2004-09-30    -2.42%         -3.02%         08/2004      18636.65042              18350.99444
2004-09-30  2004-10-31     1.95%          1.85%         09/2004      18185.76372              17797.06595
2004-10-31  2004-11-30     3.10%          4.35%         10/2004      18541.00779              18126.14819
2004-11-30  2004-12-31     4.78%          4.84%         11/2004      19114.86359              18914.90721
2004-12-31  2005-01-31     4.00%          3.40%         12/2004      20028.11817              19830.53329
2005-01-31  2005-02-28     3.65%          1.91%         01/2005      20829.79578              20505.07202
2005-02-28  2005-03-31     0.58%         -0.23%         02/2005       21590.0073              20897.12186
2005-03-31  2005-04-30    -2.74%         -0.81%         03/2005      21714.40556              20848.39852
2005-04-30  2005-05-31    -1.77%         -1.84%         04/2005      21120.05836              20678.93181
2005-05-31  2005-06-30     1.88%          1.35%         05/2005      20746.86361              20298.06438
2005-06-30  2005-07-31     2.10%          2.83%         06/2005      21136.50604              20572.69895
2005-07-31  2005-08-31     5.45%          3.43%         07/2005      21579.44526               21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005      22756.00257              21881.43987
2005-09-30  2005-10-31     3.04%          2.00%         09/2005      23683.40657              23249.02154
2005-10-31  2005-11-30     1.93%          4.27%         10/2005      24403.18281              23713.49078
2005-11-30  2005-12-31    11.35%         13.52%         11/2005      24873.80574              24726.96291
2005-12-31  2006-01-31     4.22%          3.19%         12/2005      27696.48745              28070.90178
2006-01-31  2006-02-28    -6.03%         -6.51%         01/2006      28866.17319              28965.62742
2006-02-28  2006-03-31     4.41%          4.49%         02/2006      27125.56941              27079.52821
2006-03-31  2006-04-30     1.92%          0.50%         03/2006      28323.10482              28294.28366
2006-04-30  2006-05-31    -7.09%         -8.02%         04/2006      28866.17321              28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006      26819.22316              26153.78472
2006-06-30  2006-07-31    -4.77%         -6.61%         06/2006      25791.03783              25334.67345
2006-07-31  2006-08-31     1.60%          2.66%         07/2006      24559.56125              23659.84185
2006-08-31  2006-09-30    -1.78%         -2.19%         08/2006      24951.39471              24289.11846
2006-09-30  2006-10-31    -0.80%         -0.64%         09/2006      24508.26736              23757.55478
2006-10-31  2006-11-30    -0.69%         -0.84%         10/2006      24312.08912              23605.12794
2006-11-30  2006-12-31     0.87%          0.58%         11/2006      24143.93634              23406.37397
2006-12-31  2007-01-31     2.03%          1.94%         12/2006      24353.59365              23542.69283
2007-01-31  2007-02-28     4.03%          3.95%         01/2007      24847.15229              24000.37275
2007-02-28  2007-03-31    -0.82%         -0.92%         02/2007      25848.37125              24947.40195
2007-03-31  2007-04-30    -1.38%         -1.71%         03/2007      25636.84612              24717.55696
2007-04-30  2007-05-31    -2.06%         -2.38%         04/2007      25284.30423              24294.40116
2007-05-31  2007-06-30     1.61%          0.66%         05/2007      24762.54224              23715.33754
2007-06-30  2007-07-31     0.51%         -0.03%         06/2007      25161.78359              23871.04781
2007-07-31  2007-08-31    -4.21%         -6.09%         07/2007      25289.43639              23864.94367
2007-08-31  2007-09-30    -0.14%         -0.61%         08/2007      24225.66313              22411.08335
2007-09-30  2007-10-31     0.65%          3.62%         09/2007      24190.62418              22275.03884
2007-10-31  2007-11-30    -2.33%         -4.20%         10/2007      24346.78432              23080.52444
2007-11-30  2007-12-31    -6.32%         -5.98%         11/2007      23778.92929              22110.18267
2007-12-31  2008-01-31    -2.76%         -4.91%         12/2007       22276.1423              20787.37617
2008-01-31  2008-02-29    -0.86%          1.10%         01/2008      21661.33221              19766.37958
2008-02-29  2008-03-31     1.96%          0.03%         02/2008       21475.4594              19983.05381
2008-03-31  2008-04-30     0.72%          1.24%         03/2008      21897.06899              19989.52537
2008-04-30  2008-05-31     3.63%          3.08%         04/2008       22054.4989              20237.73298
2008-05-31  2008-06-30    -4.75%         -6.14%         05/2008      22855.96025              20861.33463
2008-06-30  2008-07-31    -2.79%         -3.27%         06/2008      21771.22763              19580.38503
2008-07-31  2008-08-31    -5.53%         -4.42%         07/2008      21164.06192               18939.5221
2008-08-31  2008-09-30    -6.57%         -9.76%         08/2008      19993.09948              18102.73475
2008-09-30  2008-10-31    -7.28%        -10.56%         09/2008      18680.10966               16335.0643
2008-10-31  2008-11-30     2.59%          4.08%         10/2008      17319.97774              14610.87139
2008-11-30  2008-12-31    10.18%          7.79%         11/2008      17768.53188              15207.58848
2008-12-31  2009-01-31    -6.87%         -5.24%         12/2008      19576.80123              16391.82817
2009-01-31  2009-02-28   -13.06%        -13.15%         01/2009      18232.72234              15532.69167
2009-02-28  2009-03-31     4.63%          3.53%         02/2009      15851.36517               13490.5956
2009-03-31  2009-04-30     3.97%          5.12%         03/2009      16585.88307              13966.68196
2009-04-30  2009-05-31    12.30%         12.24%         04/2009      17244.05303               14681.2359
2009-05-31  2009-06-30     6.62%          6.36%         05/2009      19364.82292               16477.8381
2009-06-30  2009-07-31     2.07%          2.50%         06/2009      20646.25165              17526.07854
2009-07-31  2009-08-31     5.25%          5.61%         07/2009       21074.2297              17964.79588
2009-08-31  2009-09-30    -1.08%         -0.39%         08/2009       22181.0695              18971.85596
2009-09-30  2009-10-31    -3.63%         -3.66%         09/2009      21941.92888              18896.95379
2009-10-31  2009-11-30    -4.05%         -3.57%         10/2009       21144.5775              18205.29095
2009-11-30  2009-12-31    -0.41%         -1.87%         11/2009      20288.16305              17554.53077
2009-12-31  2010-01-31     1.33%          2.16%         12/2009      20204.16741              17226.74007
2010-01-31  2010-02-28     1.89%          1.90%         01/2010      20471.96934              17598.31424
2010-02-28  2010-03-31     5.08%          4.55%         02/2010      20858.79434              17932.44578
2010-03-31  2010-04-30     2.92%          2.71%         03/2010      21918.19995              18748.39441
2010-04-30  2010-05-31    -8.38%         -6.94%         04/2010      22558.03879              19256.15939
2010-05-31  2010-06-30     1.54%          0.44%         05/2010      20668.28224              17920.38247
2010-06-30  2010-07-31     1.72%          1.21%         06/2010      20987.31276              17999.54236
2010-07-31  2010-08-31    -2.74%         -2.12%         07/2010      21347.60998              18217.74964
2010-08-31  2010-09-30     4.42%          4.09%         08/2010        20762.127              17832.12461
2010-09-30  2010-10-31    -2.15%         -0.82%         09/2010       21679.4166              18561.32287
2010-10-31  2010-11-30     2.48%          1.95%         10/2010      21213.99976              18408.83566
2010-11-30  2010-12-31     9.20%         10.09%         11/2010      21739.47038              18767.41745
2010-12-31  2011-01-31     2.23%          1.19%         12/2010      23739.91273              20661.01405
2011-01-31  2011-02-28     4.61%          4.02%         01/2011      24268.80957              20906.71999
2011-02-28  2011-03-31    -6.25%         -6.17%         02/2011      25387.04862              21747.69396
2011-03-31  2011-04-30    -0.51%          0.09%         03/2011      23800.35808              20405.73235
2011-04-30  2011-05-31    -1.66%         -1.49%         04/2011      23679.46736              20424.23355
2011-05-31  2011-06-30     4.98%          3.72%         05/2011      23286.57256              20120.65268
2011-06-30  2011-07-31     3.62%          4.15%         06/2011      24445.13868              20870.11031
2011-07-31  2011-08-31    -2.71%         -4.09%         07/2011      25329.61657              21737.00781
2011-08-31  2011-09-30    -0.54%          0.09%         08/2011      24643.38373              20848.50785
2011-09-30  2011-10-31    -5.16%         -3.69%         09/2011      24509.27495              20867.42386
2011-10-31  2011-11-30     1.64%         -2.71%         10/2011      23243.39454              20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011      23624.68382              19553.25552
2011-12-31  2012-01-31     6.28%          4.10%         12/2011      23499.87679              19858.08869
2012-01-31  2012-02-29     0.12%          1.09%         01/2012      24976.30885              20673.25987
2012-02-29  2012-03-31     2.83%          2.67%         02/2012      25007.06785              20897.89665
2012-03-31  2012-04-30    -2.09%         -1.45%         03/2012      25714.52487              21455.93331
2012-04-30  2012-05-31    -8.37%         -8.30%         04/2012      25176.24235              21145.10649
2012-05-31  2012-06-30     5.29%          4.27%         05/2012      23069.25079              19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012      24290.64032              20216.46374
2012-07-31  2012-08-31     0.00%         -0.57%         07/2012      23467.49202              19900.07911
2012-08-31  2012-09-30     1.43%          2.77%         08/2012      23467.49202              19786.64947
2012-09-30  2012-10-31    -2.15%         -2.16%         09/2012      23803.19441              20333.93316
                                                     10/31/2012      23290.46241               19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.20%      -0.88%     8.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Asia Pacific Small Company Portfolio vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Asia Pacific Small Company   MSCI Pacific ex Japan
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio          Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------- --------------------------
2002-10-31  2002-11-30     1.02%          2.23%         10/2002              10000                      10000
2002-11-30  2002-12-31     1.25%          1.63%         11/2002        10102.04082                10222.94441
2002-12-31  2003-01-31     3.28%          3.70%         12/2002        10228.44337                10389.69329
2003-01-31  2003-02-28     0.51%         -1.56%         01/2003        10563.58241                 10774.1636
2003-02-28  2003-03-31    -2.02%         -0.24%         02/2003        10617.20465                10605.86716
2003-03-31  2003-04-30     2.84%          5.52%         03/2003        10402.71567                10580.71942
2003-04-30  2003-05-31    10.15%          7.11%         04/2003        10697.63802                11164.43722
2003-05-31  2003-06-30     4.66%          5.34%         05/2003         11783.4885                 11958.2354
2003-06-30  2003-07-31     6.74%          2.28%         06/2003        12333.11651                12596.40774
2003-07-31  2003-08-31     7.03%          4.86%         07/2003        13164.26132                12883.57562
2003-08-31  2003-09-30     7.99%          7.96%         08/2003        14089.24506                13509.07737
2003-09-30  2003-10-31     5.81%          8.26%         09/2003        15215.31222                14584.14338
2003-10-31  2003-11-30     0.75%         -0.44%         10/2003        16100.07928                15788.91371
2003-11-30  2003-12-31     4.42%          6.55%         11/2003        16220.72933                15719.08037
2003-12-31  2004-01-31     6.26%          4.09%         12/2003        16937.04762                16749.07389
2004-01-31  2004-02-29     2.94%          3.02%         01/2004        17996.48434                17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004         18526.2027                17961.48526
2004-03-31  2004-04-30    -7.30%         -5.66%         03/2004        17940.72451                17996.98227
2004-04-30  2004-05-31    -0.75%         -0.45%         04/2004        16630.36856                16979.07901
2004-05-31  2004-06-30     0.34%          0.12%         05/2004        16504.90895                16902.18495
2004-06-30  2004-07-31     1.78%          3.77%         06/2004        16561.62194                 16922.1097
2004-07-31  2004-08-31     2.34%          3.29%         07/2004        16856.86307                17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004        17250.51793                18139.16374
2004-09-30  2004-10-31     4.71%          6.40%         09/2004        18309.08796                19221.96752
2004-10-31  2004-11-30     7.23%          7.70%         10/2004        19171.52376                20452.36921
2004-11-30  2004-12-31     2.25%          4.23%         11/2004        20557.07636                22026.32775
2004-12-31  2005-01-31     2.27%          0.87%         12/2004         21019.6936                22957.37457
2005-01-31  2005-02-28     2.82%          3.19%         01/2005        21496.42893                23157.68602
2005-02-28  2005-03-31    -3.40%         -2.84%         02/2005        22103.18297                23895.28867
2005-03-31  2005-04-30    -3.38%         -1.63%         03/2005        21351.96368                23215.91272
2005-04-30  2005-05-31    -2.31%          1.28%         04/2005        20629.63744                22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005        20152.90213                 23131.7645
2005-06-30  2005-07-31     3.32%          4.16%         06/2005        21059.61874                24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005         21758.2101                25412.08446
2005-08-31  2005-09-30     3.66%          5.04%         08/2005        22325.81559                25391.96627
2005-09-30  2005-10-31    -5.69%         -5.88%         09/2005        23142.77252                26672.76016
2005-10-31  2005-11-30     2.48%          3.79%         10/2005        21825.34714                25105.66888
2005-11-30  2005-12-31     1.49%          1.96%         11/2005        22366.95535                26057.80112
2005-12-31  2006-01-31     6.73%          5.72%         12/2005        22700.77758                26569.26752
2006-01-31  2006-02-28     1.42%          1.00%         01/2006         24228.1386                28089.73876
2006-02-28  2006-03-31     5.06%          4.23%         02/2006        24572.54354                28371.87709
2006-03-31  2006-04-30     5.68%          6.45%         03/2006        25815.39615                29573.16543
2006-04-30  2006-05-31    -5.65%         -5.11%         04/2006        27282.86066                31480.62173
2006-05-31  2006-06-30    -0.70%         -1.22%         05/2006        25740.52551                29873.19735
2006-06-30  2006-07-31     1.89%          1.03%         06/2006        25561.04377                29509.32885
2006-07-31  2006-08-31     2.43%          3.26%         07/2006        26044.18223                29812.16571
2006-08-31  2006-09-30     1.01%          1.65%         08/2006        26678.30145                30784.60958
2006-09-30  2006-10-31     8.17%          6.97%         09/2006        26948.22351                31293.56121
2006-10-31  2006-11-30     5.52%          6.08%         10/2006        29149.62769                33475.41808
2006-11-30  2006-12-31     2.82%          3.73%         11/2006        30758.93006                35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006        31625.56796                36835.73688
2007-01-31  2007-02-28     2.62%          1.91%         01/2007        32446.00609                37771.32964
2007-02-28  2007-03-31     5.21%          5.16%         02/2007        33297.40415                38491.52928
2007-03-31  2007-04-30     6.98%          6.93%         03/2007        35031.16019                40477.38445
2007-04-30  2007-05-31     8.51%          3.93%         04/2007        37476.99462                43284.20999
2007-05-31  2007-06-30     4.08%          2.60%         05/2007        40665.86735                44983.41006
2007-06-30  2007-07-31     1.55%         -0.03%         06/2007        42324.45641                46153.21619
2007-07-31  2007-08-31    -7.51%         -6.44%         07/2007        42979.68205                46140.90182
2007-08-31  2007-09-30    11.70%          8.87%         08/2007        39750.35566                43171.53026
2007-09-30  2007-10-31     8.73%          6.84%         09/2007        44402.98984                47002.60658
2007-10-31  2007-11-30    -6.63%         -8.03%         10/2007        48278.44514                50215.50421
2007-11-30  2007-12-31    -1.74%         -1.38%         11/2007        45077.66425                46181.72607
2007-12-31  2008-01-31   -10.08%        -13.40%         12/2007        44292.30802                45546.18965
2008-01-31  2008-02-29     3.03%          5.94%         01/2008        39829.72697                39443.03773
2008-02-29  2008-03-31    -4.86%         -6.31%         02/2008        41036.68839                41786.09735
2008-03-31  2008-04-30     6.95%          6.69%         03/2008        39042.69123                39150.03399
2008-04-30  2008-05-31     4.36%          1.08%         04/2008        41757.31597                41769.12844
2008-05-31  2008-06-30    -9.88%        -11.19%         05/2008        43577.71138                 42219.7361
2008-06-30  2008-07-31    -5.91%         -4.60%         06/2008        39271.38057                 37496.3338
2008-07-31  2008-08-31    -7.03%         -8.12%         07/2008        36948.96628                35772.06782
2008-08-31  2008-09-30   -17.19%        -19.52%         08/2008        34352.37808                32866.37089
2008-09-30  2008-10-31   -33.30%        -35.32%         09/2008        28448.71866                26450.30161
2008-10-31  2008-11-30    -9.59%        -10.91%         10/2008        18976.64386                17107.99184
2008-11-30  2008-12-31    10.90%         11.62%         11/2008        17156.96568                15240.90591
2008-12-31  2009-01-31   -12.37%        -11.01%         12/2008        19026.86225                 17011.6769
2009-01-31  2009-02-28    -5.51%         -6.21%         01/2009        16673.53982                15138.38093
2009-02-28  2009-03-31    15.50%         14.33%         02/2009        15755.57717                14198.33404
2009-03-31  2009-04-30    14.89%         17.90%         03/2009        18198.31801                 16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009        20907.99403                 19138.9839
2009-05-31  2009-06-30     0.72%          2.82%         05/2009        26310.61968                 23727.9327
2009-06-30  2009-07-31    14.40%         14.44%         06/2009        26500.51813                24395.89769
2009-07-31  2009-08-31     4.57%          5.14%         07/2009         30317.6737                27918.80754
2009-08-31  2009-09-30     7.76%          8.38%         08/2009        31702.65934                29353.56318
2009-09-30  2009-10-31     2.18%          2.40%         09/2009         34162.2454                31812.29559
2009-10-31  2009-11-30     4.66%          2.88%         10/2009        34908.21999                32574.95601
2009-11-30  2009-12-31     2.61%          4.00%         11/2009        36535.80092                33511.53396
2009-12-31  2010-01-31    -5.44%         -6.39%         12/2009        37490.87022                34850.68161
2010-01-31  2010-02-28     1.74%          1.25%         01/2010        35449.96741                32622.21372
2010-02-28  2010-03-31     8.22%          8.24%         02/2010        36067.38339                33031.08649
2010-03-31  2010-04-30     1.32%          2.80%         03/2010        39032.74785                35753.24456
2010-04-30  2010-05-31   -13.86%        -15.10%         04/2010        39548.14504                36753.03781
2010-05-31  2010-06-30    -1.26%         -0.57%         05/2010        34067.75484                31203.76406
2010-06-30  2010-07-31    11.07%         10.17%         06/2010        33639.59447                 31025.8813
2010-07-31  2010-08-31    -0.14%         -0.22%         07/2010         37363.7917                34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010        37311.58333                34106.50072
2010-09-30  2010-10-31     4.27%          4.44%         09/2010         42971.5342                39227.22466
2010-10-31  2010-11-30    -1.37%         -1.34%         10/2010        44806.43095                40968.50656
2010-11-30  2010-12-31     9.78%         10.09%         11/2010        44194.79869                40421.36451
2010-12-31  2011-01-31    -2.16%         -2.91%         12/2010        48518.23493                44501.01994
2011-01-31  2011-02-28     0.61%          0.55%         01/2011        47468.60509                43206.90568
2011-02-28  2011-03-31     2.10%          3.07%         02/2011        47758.15816                43443.45509
2011-03-31  2011-04-30     4.20%          4.05%         03/2011        48760.12577                44776.95098
2011-04-30  2011-05-31    -2.96%         -2.29%         04/2011        50807.65243                46588.20093
2011-05-31  2011-06-30    -3.40%         -3.56%         05/2011        49303.71692                45521.78147
2011-06-30  2011-07-31     1.61%          1.48%         06/2011        47627.74843                43902.98932
2011-07-31  2011-08-31    -7.00%         -6.96%         07/2011        48396.82395                44550.56657
2011-08-31  2011-09-30   -18.67%        -18.18%         08/2011        45009.22937                41451.93249
2011-09-30  2011-10-31    15.55%         16.38%         09/2011        36607.20677                33915.26065
2011-10-31  2011-11-30    -2.69%         -6.82%         10/2011        42301.25299                39471.81922
2011-11-30  2011-12-31    -5.85%         -3.21%         11/2011        41162.44374                36780.00112
2011-12-31  2012-01-31    10.31%         10.38%         12/2011        38752.60065                35600.90329
2012-01-31  2012-02-29     7.56%          7.78%         01/2012        42748.30541                39297.23236
2012-02-29  2012-03-31    -1.50%         -3.13%         02/2012        45979.28198                42352.65578
2012-03-31  2012-04-30    -0.42%          0.54%         03/2012        45291.35121                41026.60855
2012-04-30  2012-05-31   -12.49%        -12.98%         04/2012        45099.76342                 41248.3563
2012-05-31  2012-06-30     2.07%          1.40%         05/2012        39467.08269                35894.03867
2012-06-30  2012-07-31     1.44%          3.29%         06/2012        40285.54758                36396.50327
2012-07-31  2012-08-31     3.32%          1.60%         07/2012        40867.42838                37593.17588
2012-08-31  2012-09-30     4.92%          5.32%         08/2012        42225.15026                38194.19868
2012-09-30  2012-10-31     2.25%          2.06%         09/2012        44303.72967                40226.10709
                                                     10/31/2012        45298.66151                 41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.09%      -1.27%     16.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.


United Kingdom Small Company Portfolio vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                United Kingdom Small Company          MSCI UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate            Portfolio           Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ---------------------------- --------------------------
2002-10-31  2002-11-30     3.26%          1.85%         10/2002               10000                       10000
2002-11-30  2002-12-31    -0.25%         -2.90%         11/2002         10326.32342                 10184.73327
2002-12-31  2003-01-31    -2.47%         -7.52%         12/2002         10300.26699                 9889.741677
2003-01-31  2003-02-28    -3.31%         -2.90%         01/2003         10045.46278                  9146.50954
2003-02-28  2003-03-31    -0.95%         -0.12%         02/2003         9713.445179                 8880.979174
2003-03-31  2003-04-30     9.39%         13.39%         03/2003         9620.789103                 8870.105074
2003-04-30  2003-05-31    11.96%         14.56%         04/2003         10524.18583                 10057.78446
2003-05-31  2003-06-30     5.64%          3.29%         05/2003         11782.76418                 11522.12121
2003-06-30  2003-07-31     4.03%          6.33%         06/2003         12446.79938                 11901.70319
2003-07-31  2003-08-31     4.17%          4.76%         07/2003         12948.68646                 12654.92432
2003-08-31  2003-09-30     3.84%          2.62%         08/2003         13489.18022                 13257.17248
2003-09-30  2003-10-31     5.68%          8.11%         09/2003         14006.50998                 13605.01726
2003-10-31  2003-11-30     0.47%          0.83%         10/2003         14801.80795                 14708.35915
2003-11-30  2003-12-31     5.53%          5.61%         11/2003             14871.3                 14830.88245
2003-12-31  2004-01-31     7.44%          8.47%         12/2003         15693.25537                 15662.49826
2004-01-31  2004-02-29     5.73%          6.77%         01/2004         16860.18974                 16989.77076
2004-02-29  2004-03-31    -1.35%         -0.38%         02/2004         17825.92854                 18140.78167
2004-03-31  2004-04-30    -3.66%         -3.48%         03/2004         17584.49384                 18071.61733
2004-04-30  2004-05-31     0.14%         -0.06%         04/2004         16940.66798                 17442.81614
2004-05-31  2004-06-30     3.38%          3.47%         05/2004         16964.81145                 17432.82714
2004-06-30  2004-07-31    -3.75%         -4.53%         06/2004         17537.98014                 18037.60416
2004-07-31  2004-08-31    -0.72%         -1.37%         07/2004         16880.30589                 17221.28795
2004-08-31  2004-09-30     2.81%          3.29%         08/2004         16758.51436                 16985.59814
2004-09-30  2004-10-31     3.13%          3.81%         09/2004         17229.02192                 17543.84412
2004-10-31  2004-11-30     8.01%          8.09%         10/2004         17768.70651                 18211.46333
2004-11-30  2004-12-31     4.11%          5.77%         11/2004         19191.51136                 19683.89242
2004-12-31  2005-01-31     2.80%          2.25%         12/2004         19980.49121                 20819.35084
2005-01-31  2005-02-28     3.39%          2.37%         01/2005         20540.04827                 21286.81073
2005-02-28  2005-03-31    -2.29%         -1.25%         02/2005         21237.34245                 21790.68621
2005-03-31  2005-04-30    -3.41%         -4.52%         03/2005         20751.25102                 21518.58081
2005-04-30  2005-05-31    -1.98%         -0.89%         04/2005         20044.31185                 20545.98101
2005-05-31  2005-06-30     1.80%          1.54%         05/2005         19647.73622                  20363.7766
2005-06-30  2005-07-31     1.95%          2.97%         06/2005         20001.56596                 20677.10243
2005-07-31  2005-08-31     5.62%          4.84%         07/2005         20392.22154                 21291.23624
2005-08-31  2005-09-30    -1.19%          0.17%         08/2005         21538.14459                  22321.6205
2005-09-30  2005-10-31    -2.84%         -3.05%         09/2005         21281.07436                 22360.43851
2005-10-31  2005-11-30     4.27%          4.99%         10/2005         20677.54204                 21679.54278
2005-11-30  2005-12-31     4.37%          4.32%         11/2005         21560.97341                 22761.64224
2005-12-31  2006-01-31     7.79%          8.14%         12/2005         22503.36549                 23745.11614
2006-01-31  2006-02-28     1.35%          1.57%         01/2006         24256.63226                 25678.80942
2006-02-28  2006-03-31     1.63%          2.02%         02/2006          24583.0383                 26081.40403
2006-03-31  2006-04-30     5.00%          5.29%         03/2006         24984.05145                  26609.0508
2006-04-30  2006-05-31    -2.06%         -2.22%         04/2006         26233.72031                 28017.24683
2006-05-31  2006-06-30    -0.12%         -0.85%         05/2006         25692.81887                 27395.40001
2006-06-30  2006-07-31     0.69%         -0.78%         06/2006         25661.97335                 27162.87127
2006-07-31  2006-08-31     4.17%          3.60%         07/2006         25840.11639                 26951.71141
2006-08-31  2006-09-30     2.88%          2.93%         08/2006         26918.35056                 27921.52946
2006-09-30  2006-10-31     5.62%          5.73%         09/2006         27694.82892                 28740.12164
2006-10-31  2006-11-30     6.25%          6.48%         10/2006          29250.1886                 30386.15702
2006-11-30  2006-12-31     5.43%          4.69%         11/2006         31078.91455                 32355.38079
2006-12-31  2007-01-31     0.64%         -0.23%         12/2006         32765.53058                 33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007         32975.50193                 33794.55537
2007-02-28  2007-03-31     4.64%          4.14%         02/2007          32965.5033                 33900.02177
2007-03-31  2007-04-30     3.42%          4.96%         03/2007         34495.29462                 35302.18758
2007-04-30  2007-05-31     1.32%          0.64%         04/2007         35675.13369                 37054.44065
2007-05-31  2007-06-30    -3.69%         -2.91%         05/2007         36145.06959                 37292.47839
2007-06-30  2007-07-31    -0.58%         -0.56%         06/2007         34810.99155                 36207.10124
2007-07-31  2007-08-31    -0.61%         -3.67%         07/2007         34609.53905                 36003.55839
2007-08-31  2007-09-30    -3.48%         -5.67%         08/2007         34398.01393                  34683.7346
2007-09-30  2007-10-31     7.96%         10.99%         09/2007         33200.40601                 32718.25112
2007-10-31  2007-11-30   -11.61%        -11.57%         10/2007         35843.07328                 36313.48132
2007-11-30  2007-12-31    -5.30%         -5.02%         11/2007         31681.63172                 32111.56657
2007-12-31  2008-01-31    -6.75%         -8.05%         12/2007          30002.6359                  30499.3662
2008-01-31  2008-02-29     1.41%          3.39%         01/2008         27976.87156                 28045.22453
2008-02-29  2008-03-31    -0.41%         -1.26%         02/2008         28371.36251                 28995.40235
2008-03-31  2008-04-30     1.66%          1.86%         03/2008         28253.66968                 28630.99404
2008-04-30  2008-05-31     0.26%          0.47%         04/2008         28723.49638                 29163.51692
2008-05-31  2008-06-30    -7.99%         -6.84%         05/2008         28798.24153                 29301.51708
2008-06-30  2008-07-31    -3.55%         -3.99%         06/2008         26497.28678                 27298.28546
2008-07-31  2008-08-31    -1.69%         -2.62%         07/2008         25557.51346                  26209.1302
2008-08-31  2008-09-30   -15.47%        -18.39%         08/2008         25125.43378                 25523.09577
2008-09-30  2008-10-31   -26.86%        -27.75%         09/2008           21239.653                 20829.83263
2008-10-31  2008-11-30    -7.15%         -9.27%         10/2008         15535.10243                 15050.14501
2008-11-30  2008-12-31    -2.29%         -2.54%         11/2008         14424.67464                 13654.45043
2008-12-31  2009-01-31    -2.42%         -0.55%         12/2008         14094.70451                 13308.06844
2009-01-31  2009-02-28    -4.16%         -3.32%         01/2009         13753.88092                  13235.0837
2009-02-28  2009-03-31     4.29%          5.80%         02/2009         13182.17684                 12796.33037
2009-03-31  2009-04-30    20.91%         22.97%         03/2009         13747.40017                 13538.45221
2009-04-30  2009-05-31    10.21%         10.56%         04/2009         16622.45741                 16648.44171
2009-05-31  2009-06-30     0.43%          0.71%         05/2009         18318.85134                 18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009         18398.42995                 18536.80413
2009-07-31  2009-08-31     7.74%          9.64%         07/2009         19991.03012                 20242.59082
2009-08-31  2009-09-30     2.90%          2.31%         08/2009         21539.08204                 22194.30581
2009-09-30  2009-10-31     0.10%          0.14%         09/2009         22163.64848                 22706.30182
2009-10-31  2009-11-30    -0.35%         -1.04%         10/2009         22186.02471                 22739.17824
2009-11-30  2009-12-31     2.06%          2.47%         11/2009         22107.70793                 22502.57727
2009-12-31  2010-01-31    -1.00%         -0.46%         12/2009         22562.62069                 23058.42647
2010-01-31  2010-02-28    -3.44%         -4.48%         01/2010         22336.76863                 22951.40342
2010-02-28  2010-03-31     8.34%          8.81%         02/2010         21568.87163                 21923.41454
2010-03-31  2010-04-30     3.63%          3.99%         03/2010           23367.418                  23855.6759
2010-04-30  2010-05-31   -11.35%        -12.02%         04/2010         24215.70278                 24807.83622
2010-05-31  2010-06-30     1.89%          0.43%         05/2010          21467.2601                 21825.88192
2010-06-30  2010-07-31    13.47%         12.03%         06/2010         21872.41063                 21920.17077
2010-07-31  2010-08-31    -3.73%         -2.72%         07/2010         24817.65174                 24556.84503
2010-08-31  2010-09-30    10.65%         11.02%         08/2010         23892.98302                 23889.83015
2010-09-30  2010-10-31     5.21%          4.26%         09/2010         26436.69202                 26521.98383
2010-10-31  2010-11-30    -4.95%         -4.16%         10/2010         27813.60307                 27652.52891
2010-11-30  2010-12-31    10.16%         10.46%         11/2010         26436.69202                 26500.89745
2010-12-31  2011-01-31     1.43%          0.97%         12/2010         29123.50956                 29273.77513
2011-01-31  2011-02-28     2.98%          2.64%         01/2011         29540.38683                 29556.91796
2011-02-28  2011-03-31    -1.90%         -1.73%         02/2011         30420.46106                 30336.40823
2011-03-31  2011-04-30     8.83%          9.17%         03/2011         29840.98573                 29812.97875
2011-04-30  2011-05-31    -0.64%         -1.27%         04/2011         32475.72077                 32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011         32266.79904                  32133.8104
2011-06-30  2011-07-31    -0.71%         -0.28%         06/2011           31236.125                 31051.37887
2011-07-31  2011-08-31   -10.01%        -10.20%         07/2011         31013.59543                 30965.45914
2011-08-31  2011-09-30   -10.12%        -10.55%         08/2011         27909.89347                 27806.69897
2011-09-30  2011-10-31    10.57%         10.93%         09/2011         25085.00601                  24874.3008
2011-10-31  2011-11-30    -3.07%         -3.88%         10/2011         27735.49722                 27592.49812
2011-11-30  2011-12-31    -3.15%         -3.34%         11/2011         26883.55361                 26521.47755
2011-12-31  2012-01-31     8.79%         10.15%         12/2011         26038.03525                 25636.24738
2012-01-31  2012-02-29     8.17%          9.29%         01/2012          28327.3581                 28237.12768
2012-02-29  2012-03-31     2.11%          0.33%         02/2012          30640.7791                 30859.75401
2012-03-31  2012-04-30     1.70%          1.70%         03/2012         31287.24996                 30961.08612
2012-04-30  2012-05-31   -11.30%        -12.39%         04/2012         31817.95119                 31488.06169
2012-05-31  2012-06-30     4.86%          4.76%         05/2012         28223.65648                 27586.66253
2012-06-30  2012-07-31     1.65%          1.82%         06/2012         29596.29533                 28900.19337
2012-07-31  2012-08-31     5.44%          5.29%         07/2012         30084.88461                 29426.59945
2012-08-31  2012-09-30     5.11%          5.34%         08/2012         31721.65868                 30984.44922
2012-09-30  2012-10-31     2.17%          2.07%         09/2012         33343.21472                 32637.78817
                                                     10/31/2012         34065.93686                 33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         22.82%     -1.01%     13.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Continental Small Company Portfolio vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                Continental Small Company     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate           Portfolio         Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     5.43%          5.48%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.88%         -2.35%         11/2002        10543.09327                10548.1194
2002-12-31  2003-01-31    -0.83%         -1.33%         12/2002        10741.33796               10300.47589
2003-01-31  2003-02-28    -2.87%         -4.40%         01/2003        10652.25104                 10163.741
2003-02-28  2003-03-31    -0.74%         -0.23%         02/2003        10346.81015                9716.82901
2003-03-31  2003-04-30    12.52%         14.70%         03/2003        10270.44992               9694.149111
2003-04-30  2003-05-31    10.02%          9.83%         04/2003          11555.847                11119.0498
2003-05-31  2003-06-30     1.70%          1.49%         05/2003        12713.97704               12212.14227
2003-06-30  2003-07-31     3.44%          3.56%         06/2003        12930.33101               12393.71256
2003-07-31  2003-08-31     2.19%          2.88%         07/2003        13375.76564               12834.98735
2003-08-31  2003-09-30     5.12%          5.67%         08/2003        13668.47982               13204.94501
2003-09-30  2003-10-31     6.11%          8.35%         09/2003        14368.44853               13953.64386
2003-10-31  2003-11-30     5.18%          5.32%         10/2003        15246.59108               15119.23334
2003-11-30  2003-12-31     6.14%          5.23%         11/2003        16035.64672               15923.77981
2003-12-31  2004-01-31     4.86%          5.03%         12/2003        17019.56102               16756.77447
2004-01-31  2004-02-29     3.26%          3.37%         01/2004        17846.79441               17599.60146
2004-02-29  2004-03-31    -2.08%         -3.45%         02/2004        18428.92161               18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004        18045.94318               17565.51607
2004-04-30  2004-05-31     1.03%          0.32%         04/2004        17831.47527               17288.89996
2004-05-31  2004-06-30     3.02%          3.57%         05/2004        18015.30491               17343.96099
2004-06-30  2004-07-31    -3.31%         -4.02%         06/2004        18559.62698               17962.61095
2004-07-31  2004-08-31     0.60%          0.32%         07/2004         17945.0698               17240.78711
2004-08-31  2004-09-30     5.16%          5.58%         08/2004        18052.61731               17295.45485
2004-09-30  2004-10-31     3.74%          4.24%         09/2004        18984.26096               18259.67829
2004-10-31  2004-11-30    10.66%         11.10%         10/2004        19694.24145                 19033.679
2004-11-30  2004-12-31     5.14%          5.00%         11/2004        21793.31421               21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004        22912.62867               22203.35873
2005-01-31  2005-02-28     6.35%          7.01%         01/2005        23236.94047               22452.31322
2005-02-28  2005-03-31    -2.76%         -2.55%         02/2005        24712.55916               24025.35429
2005-03-31  2005-04-30    -2.70%         -2.94%         03/2005        24031.50438               23411.81715
2005-04-30  2005-05-31     0.21%          1.42%         04/2005        23382.88078               22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005        23431.52754                23046.7101
2005-06-30  2005-07-31     6.17%          6.86%         06/2005        24066.17065               23784.26566
2005-07-31  2005-08-31     3.32%          2.84%         07/2005        25549.92507               25416.03849
2005-08-31  2005-09-30     2.53%          3.41%         08/2005        26397.78474               26137.73122
2005-09-30  2005-10-31    -4.95%         -6.90%         09/2005        27066.33877               27030.24424
2005-10-31  2005-11-30     0.32%          1.28%         10/2005        25725.28754               25164.72424
2005-11-30  2005-12-31     5.12%          5.80%         11/2005        25807.05895               25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005        27127.87536               26962.59783
2006-01-31  2006-02-28     2.82%          2.82%         01/2006        29729.67695               29971.15851
2006-02-28  2006-03-31     6.43%          6.46%         02/2006        30566.62012               30817.39404
2006-03-31  2006-04-30     6.88%          7.09%         03/2006        32531.61712               32808.37452
2006-04-30  2006-05-31    -4.87%         -5.14%         04/2006        34769.53038                35133.1297
2006-05-31  2006-06-30    -1.85%         -2.28%         05/2006        33077.44963               33327.25914
2006-06-30  2006-07-31    -0.28%         -1.09%         06/2006        32464.39117               32567.81027
2006-07-31  2006-08-31     2.61%          2.35%         07/2006        32372.52815               32211.48678
2006-08-31  2006-09-30     1.30%          1.05%         08/2006        33217.66794               32969.36247
2006-09-30  2006-10-31     4.99%          5.34%         09/2006        33648.91069               33315.32925
2006-10-31  2006-11-30     6.89%          7.00%         10/2006        35327.66665               35095.89795
2006-11-30  2006-12-31     4.76%          4.72%         11/2006        37762.78519               37551.88191
2006-12-31  2007-01-31     4.61%          3.20%         12/2006        39559.39578               39323.27377
2007-01-31  2007-02-28     0.09%          0.43%         01/2007        41383.46014               40582.59809
2007-02-28  2007-03-31     5.83%          5.32%         02/2007        41421.46148               40756.26296
2007-03-31  2007-04-30     5.24%          6.05%         03/2007        43834.54661               42923.45286
2007-04-30  2007-05-31     1.89%          1.74%         04/2007        46133.62774               45521.16427
2007-05-31  2007-06-30    -1.12%         -0.96%         05/2007        47007.65858               46314.80908
2007-06-30  2007-07-31    -0.58%         -0.73%         06/2007        46481.20983               45872.16695
2007-07-31  2007-08-31    -3.61%         -4.53%         07/2007        46212.97532               45536.38588
2007-08-31  2007-09-30     2.20%          1.99%         08/2007        44546.08939               43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007        45525.12436               44340.52536
2007-10-31  2007-11-30    -7.42%         -7.15%         10/2007         47719.5701                46993.8839
2007-11-30  2007-12-31    -1.99%         -2.03%         11/2007        44177.65768               43631.74618
2007-12-31  2008-01-31    -9.54%        -12.04%         12/2007        43296.76564               42747.93808
2008-01-31  2008-02-29     4.27%          6.05%         01/2008        39166.54835               37600.02267
2008-02-29  2008-03-31     3.15%          2.03%         02/2008        40838.78266               39875.47704
2008-03-31  2008-04-30     1.15%          1.71%         03/2008        42125.19475               40686.35254
2008-04-30  2008-05-31     1.89%          1.55%         04/2008        42608.92904               41381.35231
2008-05-31  2008-06-30    -8.46%         -9.24%         05/2008        43415.15286               42024.81106
2008-06-30  2008-07-31    -5.31%         -5.68%         06/2008        39740.17505                 38141.055
2008-07-31  2008-08-31    -2.78%         -2.73%         07/2008        37630.25854               35975.57986
2008-08-31  2008-09-30   -17.43%        -20.70%         08/2008         36585.5426                34993.1562
2008-09-30  2008-10-31   -26.71%        -28.14%         09/2008        30207.63165               27748.03106
2008-10-31  2008-11-30    -7.83%         -8.29%         10/2008        22139.88303               19940.70552
2008-11-30  2008-12-31    10.42%          9.24%         11/2008        20406.65827               18287.65983
2008-12-31  2009-01-31   -11.37%         -8.98%         12/2008        22533.64314               19977.57567
2009-01-31  2009-02-28    -8.69%         -8.80%         01/2009        19972.53247               18183.55312
2009-02-28  2009-03-31     7.18%          7.73%         02/2009        18237.58652               16582.57441
2009-03-31  2009-04-30    16.28%         20.82%         03/2009        19547.89437               17864.77253
2009-04-30  2009-05-31    14.55%         14.93%         04/2009        22730.10974               21583.40132
2009-05-31  2009-06-30    -1.29%         -1.28%         05/2009        26036.30752               24805.40199
2009-06-30  2009-07-31     7.93%          8.98%         06/2009         25700.3939               24487.43905
2009-07-31  2009-08-31     8.33%         10.26%         07/2009        27738.77347               26685.87974
2009-08-31  2009-09-30     8.53%          9.58%         08/2009        30050.33792               29424.58439
2009-09-30  2009-10-31    -2.85%         -2.73%         09/2009        32614.96231               32244.66525
2009-10-31  2009-11-30     3.00%          2.06%         10/2009        31686.72276               31364.64914
2009-11-30  2009-12-31    -0.35%          0.45%         11/2009        32636.05867               32009.47746
2009-12-31  2010-01-31    -1.69%         -1.33%         12/2009        32522.67922               32153.78839
2010-01-31  2010-02-28    -2.12%         -2.85%         01/2010        31972.16512                31725.0131
2010-02-28  2010-03-31     7.37%          8.11%         02/2010        31294.60931               30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010         33602.5338               33321.86211
2010-04-30  2010-05-31   -14.25%        -15.47%         04/2010        33284.92951                33111.4966
2010-05-31  2010-06-30    -0.70%         -1.49%         05/2010        28542.03878               27989.11207
2010-06-30  2010-07-31    11.98%         11.98%         06/2010         28341.0236               27570.69336
2010-07-31  2010-08-31    -4.60%         -4.75%         07/2010        31735.93015               30874.03721
2010-08-31  2010-09-30    13.82%         15.43%         08/2010        30274.83113               29406.79431
2010-09-30  2010-10-31     5.61%          6.42%         09/2010        34457.43487               33944.46414
2010-10-31  2010-11-30    -7.80%         -7.58%         10/2010        36392.03819                36122.0978
2010-11-30  2010-12-31    12.99%         14.00%         11/2010        33554.61997               33385.52507
2010-12-31  2011-01-31     2.79%          2.26%         12/2010        37912.48199               38059.63329
2011-01-31  2011-02-28     1.66%          1.70%         01/2011        38971.61062               38920.23437
2011-02-28  2011-03-31     3.38%          3.37%         02/2011        39620.05672               39580.17969
2011-03-31  2011-04-30     6.70%          6.99%         03/2011        40960.17866               40915.82839
2011-04-30  2011-05-31    -3.41%         -3.81%         04/2011        43705.26715               43773.90829
2011-05-31  2011-06-30    -3.25%         -3.23%         05/2011        42213.84111               42104.23024
2011-06-30  2011-07-31    -5.69%         -6.07%         06/2011         40842.0281               40744.73056
2011-07-31  2011-08-31   -10.25%        -10.45%         07/2011        38516.97171               38271.79312
2011-08-31  2011-09-30   -15.15%        -15.02%         08/2011        34568.76276               34273.42512
2011-09-30  2011-10-31    10.31%         10.96%         09/2011        29331.23693               29124.54759
2011-10-31  2011-11-30    -6.68%         -7.81%         10/2011        32354.84826               32316.29841
2011-11-30  2011-12-31    -3.91%         -3.40%         11/2011          30191.973               29790.89992
2011-12-31  2012-01-31     9.47%          9.92%         12/2011        29011.83514                28778.2188
2012-01-31  2012-02-29     6.35%          7.67%         01/2012        31757.99358               31632.41729
2012-02-29  2012-03-31     0.20%         -0.81%         02/2012        33773.31953               34060.10035
2012-03-31  2012-04-30    -2.36%         -1.67%         03/2012        33839.91954               33784.16926
2012-04-30  2012-05-31   -13.68%        -13.71%         04/2012        33042.12183               33220.96598
2012-05-31  2012-06-30     4.30%          4.93%         05/2012        28521.26813                 28665.408
2012-06-30  2012-07-31    -0.99%         -0.36%         06/2012        29746.85042               30077.80583
2012-07-31  2012-08-31     4.46%          4.36%         07/2012        29452.32715               29970.97203
2012-08-31  2012-09-30     5.26%          5.38%         08/2012        30766.35404               31277.87995
2012-09-30  2012-10-31     1.75%          1.72%         09/2012        32384.95122               32961.53496
                                                     10/31/2012        32952.70984               33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         1.85%      -7.14%     12.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Real Estate Securities Portfolio vs. S&P Global ex US REIT Index (net div.)
March 1, 2007 - October 31, 2012

                                                                DFA International Real Estate   S&P Global ex US
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Securities Portfolio      REIT Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- ---------------------
2007-03-01  2007-03-31     4.80%          3.43%         03/2007                10000                     10000
2007-03-31  2007-04-30     0.86%          1.44%         03/2007                10480               10343.27182
2007-04-30  2007-05-31     1.99%          1.48%         04/2007                10570               10491.71529
2007-05-31  2007-06-30    -6.67%         -6.12%         05/2007                10780               10646.63491
2007-06-30  2007-07-31    -5.99%         -4.83%         06/2007          10061.01755               9995.032835
2007-07-31  2007-08-31     2.34%          1.57%         07/2007          9458.561405               9512.547111
2007-08-31  2007-09-30     4.66%          5.04%         08/2007          9679.461991               9662.108035
2007-09-30  2007-10-31     0.80%          0.98%         09/2007          10130.21217               10149.19055
2007-10-31  2007-11-30    -7.33%         -7.96%         10/2007          10211.17291               10249.07561
2007-11-30  2007-12-31    -4.94%         -3.95%         11/2007          9462.286097               9432.928586
2007-12-31  2008-01-31    -4.08%         -5.87%         12/2007          8994.757351               9060.715155
2008-01-31  2008-02-29    -0.49%          1.24%         01/2008          8627.410202               8529.163087
2008-02-29  2008-03-31     0.24%         -0.96%         02/2008           8585.42767               8635.041758
2008-03-31  2008-04-30     0.61%          1.77%         03/2008          8606.073165               8552.223253
2008-04-30  2008-05-31    -3.77%         -4.09%         04/2008          8658.741912               8703.485753
2008-05-31  2008-06-30   -10.59%        -10.10%         05/2008          8332.195683                8347.70396
2008-06-30  2008-07-31    -3.15%         -2.71%         06/2008          7449.797292               7504.992029
2008-07-31  2008-08-31    -3.40%         -2.92%         07/2008          7214.989929               7301.260032
2008-08-31  2008-09-30    -7.35%        -10.16%         08/2008          6969.509501               7087.953495
2008-09-30  2008-10-31   -30.91%        -28.75%         09/2008          6457.202524               6367.958219
2008-10-31  2008-11-30    -6.94%         -6.69%         10/2008          4461.339926               4537.392452
2008-11-30  2008-12-31     4.16%          3.05%         11/2008          4151.821128                   4233.75
2008-12-31  2009-01-31   -10.43%         -9.53%         12/2008          4324.566724               4362.993596
2009-01-31  2009-02-28   -13.35%        -13.02%         01/2009          3873.403275               3947.402672
2009-02-28  2009-03-31     6.89%          5.90%         02/2009          3356.215906               3433.414816
2009-03-31  2009-04-30    10.12%         11.45%         03/2009          3587.299624               3636.039527
2009-04-30  2009-05-31    13.37%         11.12%         04/2009          3950.431182               4052.542435
2009-05-31  2009-06-30     2.21%          2.37%         05/2009          4478.622538               4503.143502
2009-06-30  2009-07-31     8.89%          8.94%         06/2009          4577.658417               4609.943595
2009-07-31  2009-08-31    11.04%         12.18%         07/2009          4984.805921               5022.019097
2009-08-31  2009-09-30     6.36%          6.79%         08/2009           5535.00525               5633.816682
2009-09-30  2009-10-31    -2.06%         -1.58%         09/2009          5887.132821                  6016.632
2009-10-31  2009-11-30     1.15%          0.07%         10/2009          5766.088969               5921.551199
2009-11-30  2009-12-31     1.60%          1.72%         11/2009          5832.112889               5925.690117
2009-12-31  2010-01-31    -3.73%         -3.25%         12/2009          5925.173157               6027.380187
2010-01-31  2010-02-28     0.43%         -0.38%         01/2010          5703.901131                5831.46623
2010-02-28  2010-03-31     3.43%          3.48%         02/2010          5728.486912               5809.069866
2010-03-31  2010-04-30     0.83%          1.17%         03/2010          5925.173158               6011.152528
2010-04-30  2010-05-31   -10.49%        -10.98%         04/2010          5974.344721               6081.700689
2010-05-31  2010-06-30     0.23%          0.39%         05/2010          5347.407312               5413.772495
2010-06-30  2010-07-31    11.70%         10.89%         06/2010          5359.700203               5434.678068
2010-07-31  2010-08-31     0.21%          0.29%         07/2010          5986.637612               6026.398411
2010-08-31  2010-09-30     9.63%          9.59%         08/2010          5998.930502               6043.942257
2010-09-30  2010-10-31     4.30%          4.09%         09/2010           6576.69635               6623.547569
2010-10-31  2010-11-30    -6.27%         -6.14%         10/2010          6859.432829               6894.463204
2010-11-30  2010-12-31     8.84%          8.89%         11/2010          6429.181666               6471.120421
2010-12-31  2011-01-31     0.40%         -0.02%         12/2010          6997.235115               7046.482953
2011-01-31  2011-02-28     4.17%          4.03%         01/2011          7025.112546               7045.186568
2011-02-28  2011-03-31     0.19%          0.25%         02/2011          7317.825569               7329.355956
2011-03-31  2011-04-30     6.27%          6.21%         03/2011          7331.764284                7347.92639
2011-04-30  2011-05-31    -0.54%         -0.55%         04/2011          7791.741893                7804.14478
2011-05-31  2011-06-30    -0.72%         -0.98%         05/2011          7749.925748               7760.854089
2011-06-30  2011-07-31    -1.63%         -1.44%         06/2011          7694.170885               7685.015219
2011-07-31  2011-08-31    -4.05%         -4.14%         07/2011          7568.722446               7574.711428
2011-08-31  2011-09-30   -12.86%        -12.32%         08/2011          7262.070709               7261.428915
2011-09-30  2011-10-31     7.93%          8.20%         09/2011          6328.176779               6367.000016
2011-10-31  2011-11-30    -2.04%         -4.12%         10/2011          6829.970531               6889.281131
2011-11-30  2011-12-31    -3.52%         -2.51%         11/2011          6690.583378               6605.679049
2011-12-31  2012-01-31     6.85%          6.48%         12/2011          6454.829161               6439.872824
2012-01-31  2012-02-29     3.42%          4.02%         01/2012          6896.940748               6857.089596
2012-02-29  2012-03-31     1.24%          0.38%         02/2012          7132.733593               7132.597052
2012-03-31  2012-04-30     2.04%          2.40%         03/2012           7221.15591               7159.344852
2012-04-30  2012-05-31    -5.80%         -6.52%         04/2012          7368.526439               7331.359588
2012-05-31  2012-06-30     6.58%          6.84%         05/2012          6941.151906               6853.460017
2012-06-30  2012-07-31     4.58%          5.43%         06/2012          7398.000546               7322.026425
2012-07-31  2012-08-31     1.52%          0.94%         07/2012          7736.952761               7719.405494
2012-08-31  2012-09-30     2.25%          2.67%         08/2012          7854.849184               7791.951809
2012-09-30  2012-10-31     4.04%          3.68%         09/2012           8031.69382                7999.77718
                                                     10/31/2012          8355.908984               8294.554257

                      One Year Five Years From 03/01/2007
                      -------- ---------- ---------------
                      22.34%     -3.93%        -3.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA Global Real Estate Securities Portfolio vs. S&P Global REIT Index (net div.) June 4, 2008 - October 31, 2012

                                                                           DFA Global            S&P Global REIT
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Real Estate Securities Portfolio Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------------------- ----------------
2008-06-04  2008-06-30   -10.00%        -10.30%         06/2008                 10000                    10000
2008-06-30  2008-07-31     0.22%          0.27%         06/2008                  9000               8970.16008
2008-07-31  2008-08-31    -0.22%         -0.17%         07/2008                  9020              8994.617996
2008-08-31  2008-09-30    -3.22%         -4.76%         08/2008           9000.000001              8979.202338
2008-09-30  2008-10-31   -30.65%        -30.56%         09/2008           8709.999998              8552.065137
2008-10-31  2008-11-30   -16.56%        -16.57%         10/2008           6039.999999               5938.93191
2008-11-30  2008-12-31    11.74%         10.30%         11/2008           5039.999999              4954.839345
2008-12-31  2009-01-31   -14.47%        -14.04%         12/2008           5631.592804              5465.268898
2009-01-31  2009-02-28   -17.34%        -17.26%         01/2009           4816.895834              4697.672714
2009-02-28  2009-03-31     5.12%          4.72%         02/2009           3981.831441              3886.936588
2009-03-31  2009-04-30    20.68%         20.90%         03/2009           4185.505683               4070.43606
2009-04-30  2009-05-31     7.66%          6.37%         04/2009           5051.121214              4921.278726
2009-05-31  2009-06-30    -0.56%         -0.51%         05/2009           5438.102273              5234.902563
2009-06-30  2009-07-31     9.79%          9.74%         06/2009           5407.551138              5208.161978
2009-07-31  2009-08-31    12.35%         13.03%         07/2009           5937.104168              5715.596453
2009-08-31  2009-09-30     6.56%          6.64%         08/2009            6670.33144              6460.227522
2009-09-30  2009-10-31    -3.30%         -3.13%         09/2009           7108.231062              6888.887147
2009-10-31  2009-11-30     4.15%          3.35%         10/2009           6874.005684              6673.052512
2009-11-30  2009-12-31     4.36%          4.38%         11/2009           7159.149623              6896.880445
2009-12-31  2010-01-31    -4.53%         -4.37%         12/2009           7471.244084              7198.878092
2010-01-31  2010-02-28     3.21%          2.63%         01/2010           7133.129388              6884.343501
2010-02-28  2010-03-31     6.96%          6.95%         02/2010           7362.174828              7065.680397
2010-03-31  2010-04-30     4.16%          4.36%         03/2010           7874.800332              7556.929558
2010-04-30  2010-05-31    -7.45%         -7.82%         04/2010           8202.008102              7886.770518
2010-05-31  2010-06-30    -2.87%         -2.96%         05/2010           7591.220265              7269.795161
2010-06-30  2010-07-31    10.65%         10.17%         06/2010           7373.081751              7054.408182
2010-07-31  2010-08-31    -0.53%         -0.64%         07/2010           8158.380397              7771.860493
2010-08-31  2010-09-30     6.59%          6.58%         08/2010           8114.752693               7722.44567
2010-09-30  2010-10-31     4.41%          4.43%         09/2010            8649.19205              8230.819452
2010-10-31  2010-11-30    -3.86%         -3.85%         10/2010           9030.934449              8595.326764
2010-11-30  2010-12-31     6.53%          6.35%         11/2010           8681.912829              8264.420094
2010-12-31  2011-01-31     2.15%          1.80%         12/2010           9248.981237              8788.835512
2011-01-31  2011-02-28     4.33%          4.32%         01/2011           9447.507351              8947.220621
2011-02-28  2011-03-31    -0.71%         -0.82%         02/2011           9856.237583              9333.786833
2011-03-31  2011-04-30     5.97%          5.91%         03/2011           9786.169542              9257.528121
2011-04-30  2011-05-31     0.56%          0.49%         04/2011           10370.06987              9804.232076
2011-05-31  2011-06-30    -2.24%         -2.39%         05/2011            10428.4599              9852.533063
2011-06-30  2011-07-31     0.23%          0.31%         06/2011           10194.89977              9617.216142
2011-07-31  2011-08-31    -4.80%         -5.12%         07/2011           10218.25579               9646.76484
2011-08-31  2011-09-30   -11.76%        -11.58%         08/2011            9727.77951               9152.79548
2011-09-30  2011-10-31    11.70%         11.84%         09/2011           8583.334861              8093.322045
2011-10-31  2011-11-30    -3.05%         -3.97%         10/2011           9587.643429              9051.923334
2011-11-30  2011-12-31     1.30%          1.72%         11/2011           9295.693265              8692.952504
2011-12-31  2012-01-31     6.40%          6.44%         12/2011           9416.755791              8842.563223
2012-01-31  2012-02-29     0.72%          0.81%         01/2012           10019.62108              9412.152305
2012-02-29  2012-03-31     3.58%          3.19%         02/2012           10091.96491              9488.739703
2012-03-31  2012-04-30     2.54%          2.69%         03/2012           10453.68409              9791.430141
2012-04-30  2012-05-31    -5.06%         -5.34%         04/2012           10718.94481              10054.95509
2012-05-31  2012-06-30     6.04%          6.00%         05/2012           10176.36606              9518.194729
2012-06-30  2012-07-31     2.91%          3.21%         06/2012           10791.28865              10089.60469
2012-07-31  2012-08-31     0.43%          0.33%         07/2012            11104.7786              10413.17889
2012-08-31  2012-09-30    -0.32%         -0.23%         08/2012           11153.00782              10447.58394
2012-09-30  2012-10-31     1.19%          0.92%         09/2012            11116.8359              10423.83382
                                                     10/31/2012           11249.46627              10519.92204

                            One Year From 06/04/2008
                            -------- ---------------
                            17.33%        2.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio vs. MSCI World ex USA Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                    DFA International         MSCI World ex USA
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Value Portfolio Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------------- --------------------------
2002-10-31  2002-11-30     2.20%          2.80%         10/2002              10000                     10000
2002-11-30  2002-12-31     1.23%         -1.63%         11/2002        10220.38567               10280.36127
2002-12-31  2003-01-31     0.27%         -1.08%         12/2002        10345.87623               10112.68225
2003-01-31  2003-02-28     0.54%         -0.73%         01/2003        10373.99002               10003.91088
2003-02-28  2003-03-31    -0.94%         -0.97%         02/2003        10430.21761               9930.581866
2003-03-31  2003-04-30     9.52%          9.17%         03/2003        10331.81933               9834.520856
2003-04-30  2003-05-31    10.06%          8.84%         04/2003        11315.80213               10735.97888
2003-05-31  2003-06-30     5.64%          5.21%         05/2003        12454.41079               11685.10077
2003-06-30  2003-07-31     4.06%          3.02%         06/2003        13157.25564               12294.46488
2003-07-31  2003-08-31     5.54%          6.58%         07/2003        13691.41773                12665.5097
2003-08-31  2003-09-30     5.64%          5.72%         08/2003        14450.49017               13499.13838
2003-09-30  2003-10-31     5.71%          7.97%         09/2003         15265.7902               14270.80405
2003-10-31  2003-11-30     0.44%          0.09%         10/2003        16137.31782               15408.62594
2003-11-30  2003-12-31     6.27%          6.10%         11/2003        16207.60231                15422.1918
2003-12-31  2004-01-31     6.10%          4.30%         12/2003        17223.89293               16363.49193
2004-01-31  2004-02-29     3.07%          3.03%         01/2004        18274.30578               17067.32826
2004-02-29  2004-03-31     4.20%          3.85%         02/2004        18835.48525               17584.05338
2004-03-31  2004-04-30    -3.52%         -3.57%         03/2004         19626.8922                18261.7357
2004-04-30  2004-05-31    -0.99%         -1.08%         04/2004        18936.20977               17609.59632
2004-05-31  2004-06-30     4.55%          5.05%         05/2004        18749.14995               17419.67417
2004-06-30  2004-07-31    -3.48%         -4.41%         06/2004         19602.0768               18299.37792
2004-07-31  2004-08-31     1.23%          0.52%         07/2004        18920.13926               17492.39211
2004-08-31  2004-09-30     2.66%          2.74%         08/2004        19152.28821               17583.07566
2004-09-30  2004-10-31     3.26%          3.70%         09/2004        19661.20496                 18064.114
2004-10-31  2004-11-30     8.75%          8.00%         10/2004         20302.0146               18732.50797
2004-11-30  2004-12-31     5.16%          4.66%         11/2004        22078.80498               20230.49754
2004-12-31  2005-01-31     2.79%          1.54%         12/2004        23218.50509               21173.63089
2005-01-31  2005-02-28     4.74%          4.25%         01/2005          23866.814               21499.82279
2005-02-28  2005-03-31    -0.94%         -1.63%         02/2005        24997.58535                22413.3801
2005-03-31  2005-04-30    -1.95%         -2.82%         03/2005        24762.08069               22048.44603
2005-04-30  2005-05-31    -1.49%          0.24%         04/2005        24279.50664               21427.47149
2005-05-31  2005-06-30     2.35%          2.65%         05/2005        23917.57611                21477.9463
2005-06-30  2005-07-31     3.80%          4.34%         06/2005        24479.11656               22047.59053
2005-07-31  2005-08-31     3.90%          3.07%         07/2005         25409.4755                23005.5119
2005-08-31  2005-09-30     2.34%          4.05%         08/2005        26400.84159                23711.5481
2005-09-30  2005-10-31    -2.32%         -3.64%         09/2005        27017.81428               24672.76927
2005-10-31  2005-11-30     1.86%          3.33%         10/2005        26390.56038               23773.87776
2005-11-30  2005-12-31     6.44%          7.77%         11/2005         26880.1244                24566.4422
2005-12-31  2006-01-31     7.33%          7.13%         12/2005        28611.84883               26476.05196
2006-01-31  2006-02-28     0.21%         -1.26%         01/2006        30708.54575               28363.54081
2006-02-28  2006-03-31     4.77%          4.70%         02/2006         30773.0595               28007.52844
2006-03-31  2006-04-30     4.15%          4.65%         03/2006        32240.74735               29324.27312
2006-04-30  2006-05-31    -4.80%         -5.53%         04/2006         33579.4077               30689.17052
2006-05-31  2006-06-30    -1.86%         -2.44%         05/2006        31966.56392               28993.19262
2006-06-30  2006-07-31    -0.36%         -2.44%         06/2006        31371.49468               28287.15642
2006-07-31  2006-08-31     2.55%          2.92%         07/2006        31257.71206               27596.27488
2006-08-31  2006-09-30     0.95%         -0.27%         08/2006        32054.19042               28403.13848
2006-09-30  2006-10-31     4.39%          3.97%         09/2006        32358.39765               28326.75409
2006-10-31  2006-11-30     4.83%          4.30%         10/2006        33777.33948               29451.37675
2006-11-30  2006-12-31     3.75%          2.96%         11/2006         35408.3071               30718.13549
2006-12-31  2007-01-31     2.67%          2.04%         12/2006        36736.01328               31627.53749
2007-01-31  2007-02-28     1.81%          1.75%         01/2007        37715.17404                32272.7106
2007-02-28  2007-03-31     4.35%          3.31%         02/2007        38397.08958               32838.96678
2007-03-31  2007-04-30     2.97%          3.86%         03/2007        40065.44585               33927.45354
2007-04-30  2007-05-31     1.91%          1.48%         04/2007        41254.64284               35235.68238
2007-05-31  2007-06-30    -0.42%         -0.22%         05/2007        42041.61144               35756.40447
2007-06-30  2007-07-31    -0.25%         -0.62%         06/2007        41864.28685               35678.49384
2007-07-31  2007-08-31    -4.10%         -5.27%         07/2007        41758.34601               35458.88265
2007-08-31  2007-09-30     2.08%          2.26%         08/2007        40045.63584               33588.85261
2007-09-30  2007-10-31     3.94%          6.75%         09/2007        40878.91553               34347.37477
2007-10-31  2007-11-30    -8.12%         -8.22%         10/2007        42489.99449               36666.45619
2007-11-30  2007-12-31    -3.12%         -2.93%         11/2007        39037.68244               33651.89447
2007-12-31  2008-01-31    -6.60%         -9.69%         12/2007        37818.16915               32665.84943
2008-01-31  2008-02-29     2.19%          4.75%         01/2008         35324.0261               29499.34371
2008-02-29  2008-03-31     0.93%         -1.10%         02/2008        36097.40379               30900.25113
2008-03-31  2008-04-30     1.70%          2.43%         03/2008        36432.92044               30559.07123
2008-04-30  2008-05-31     2.20%          2.02%         04/2008        37052.72557               31302.66056
2008-05-31  2008-06-30    -8.74%         -7.72%         05/2008        37866.21982               31934.98609
2008-06-30  2008-07-31    -4.44%         -5.04%         06/2008         34558.3639               29469.08612
2008-07-31  2008-08-31    -3.22%         -3.70%         07/2008        33022.43662               27983.11507
2008-08-31  2008-09-30   -14.39%        -17.59%         08/2008        31959.10235               26948.38903
2008-09-30  2008-10-31   -21.76%        -24.69%         09/2008        27359.58617               22208.12594
2008-10-31  2008-11-30    -5.55%         -4.85%         10/2008        21404.96908                16725.9932
2008-11-30  2008-12-31     9.09%          6.67%         11/2008        20218.00222                15915.4982
2008-12-31  2009-01-31    -8.43%         -5.81%         12/2008        22056.30379               16976.82197
2009-01-31  2009-02-28   -10.99%         -9.13%         01/2009        20196.61544               15990.85442
2009-02-28  2009-03-31     6.52%          6.42%         02/2009        17976.98741               14530.25847
2009-03-31  2009-04-30    16.21%         15.42%         03/2009        19149.83234               15463.34586
2009-04-30  2009-05-31    13.77%         14.80%         04/2009        22254.66917               17847.05291
2009-05-31  2009-06-30    -0.33%          1.20%         05/2009         25319.4436               20488.08275
2009-06-30  2009-07-31     9.31%          8.04%         06/2009        25235.54408               20734.19195
2009-07-31  2009-08-31     8.66%          7.71%         07/2009        27584.92058               22400.38324
2009-08-31  2009-09-30     4.71%          5.62%         08/2009        29974.80356               24126.94183
2009-09-30  2009-10-31    -3.56%         -1.54%         09/2009        31387.09855               25482.95277
2009-10-31  2009-11-30     0.47%          0.78%         10/2009          30271.203               25089.83656
2009-11-30  2009-12-31     1.17%          1.26%         11/2009        30413.22607               25285.39782
2009-12-31  2010-01-31    -1.92%         -1.32%         12/2009        30770.32764               25605.13818
2010-01-31  2010-02-28    -0.95%         -0.57%         01/2010        30178.98271               25267.75281
2010-02-28  2010-03-31     8.12%          7.43%         02/2010        29893.50584               25123.10577
2010-03-31  2010-04-30     1.26%          1.98%         03/2010        32320.05917               26990.81055
2010-04-30  2010-05-31   -13.46%        -12.02%         04/2010        32727.88326               27524.18506
2010-05-31  2010-06-30    -2.01%         -0.94%         05/2010        28323.38308               24217.06723
2010-06-30  2010-07-31     9.73%          8.58%         06/2010        27754.01313               23989.84633
2010-07-31  2010-08-31    -4.67%         -2.60%         07/2010        30453.17847               26047.28284
2010-08-31  2010-09-30    11.23%         11.35%         08/2010         29031.4807               25370.52793
2010-09-30  2010-10-31     3.13%          4.12%         09/2010        32291.35236               28249.16302
2010-10-31  2010-11-30    -2.85%         -2.62%         10/2010        33301.10109               29413.47921
2010-11-30  2010-12-31    12.32%         11.31%         11/2010         32353.1737               28642.44678
2010-12-31  2011-01-31     2.09%          0.52%         12/2010        36340.06099               31880.68407
2011-01-31  2011-02-28     2.90%          2.84%         01/2011        37100.66693               32047.93572
2011-02-28  2011-03-31     0.50%         -0.09%         02/2011        38178.19199               32959.15007
2011-03-31  2011-04-30     4.30%          4.96%         03/2011        38368.34347               32928.70757
2011-04-30  2011-05-31    -3.43%         -2.77%         04/2011        40016.32298               34561.32949
2011-05-31  2011-06-30    -2.18%         -2.16%         05/2011        38643.00672               33604.25511
2011-06-30  2011-07-31    -1.92%         -0.55%         06/2011        37800.09835               32877.18471
2011-07-31  2011-08-31    -9.51%         -7.90%         07/2011        37073.58431               32697.80079
2011-08-31  2011-09-30   -11.80%        -11.48%         08/2011         33547.8544               30114.81104
2011-09-30  2011-10-31     7.61%          8.12%         09/2011        29589.60546               26657.38383
2011-10-31  2011-11-30    -3.23%         -5.02%         10/2011        31840.98849               28821.61096
2011-11-30  2011-12-31    -2.66%         -1.95%         11/2011        30811.78482               27373.73844
2011-12-31  2012-01-31    10.01%          8.26%         12/2011        29993.36925               26841.00507
2012-01-31  2012-02-29     5.96%          5.66%         01/2012        32997.12346               29057.81172
2012-02-29  2012-03-31     0.13%         -0.66%         02/2012        34962.81555               30703.77339
2012-03-31  2012-04-30    -2.78%         -0.52%         03/2012        35006.98841               30500.40725
2012-04-30  2012-05-31   -12.72%        -11.75%         04/2012        34035.18558               30341.79301
2012-05-31  2012-06-30     4.93%          3.45%         05/2012         29706.2457               26776.21775
2012-06-30  2012-07-31    -0.29%          0.77%         06/2012        31171.05716                27700.1125
2012-07-31  2012-08-31     3.67%          2.87%         07/2012        31081.48516               27914.05878
2012-08-31  2012-09-30     4.67%          4.74%         08/2012        32223.52821               28715.67731
2012-09-30  2012-10-31     0.93%          0.49%         09/2012        33729.92979               30076.12527
                                                     10/31/2012        34044.32328               30222.67959

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.92%      -4.33%     13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

International Vector Equity Portfolio vs. MSCI World ex USA Index (net div.) August 14, 2008 - October 31, 2012

                                                                International Vector    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio   USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2008-08-14  2008-08-31     0.50%          0.52%         08/2008           10000                10000
2008-08-31  2008-09-30   -12.94%        -14.44%         08/2008           10050          10052.06939
2008-09-30  2008-10-31   -22.97%        -20.80%         09/2008     8750.000002          8600.768752
2008-10-31  2008-11-30    -5.93%         -5.42%         10/2008     6740.000001          6811.639984
2008-11-30  2008-12-31     7.22%          5.27%         11/2008     6340.000002          6442.245585
2008-12-31  2009-01-31   -10.78%         -9.33%         12/2008     6797.589343          6781.851034
2009-01-31  2009-02-28   -11.09%        -10.12%         01/2009      6064.61442          6149.056066
2009-02-28  2009-03-31     9.48%          6.59%         02/2009     5391.884013          5526.576248
2009-03-31  2009-04-30    17.21%         12.90%         03/2009     5902.989202          5890.752975
2009-04-30  2009-05-31    15.41%         12.65%         04/2009     6918.665368          6650.415967
2009-05-31  2009-06-30    -0.66%         -1.04%         05/2009     7984.622531          7491.468867
2009-06-30  2009-07-31     9.87%          9.39%         06/2009     7931.868696          7413.892361
2009-07-31  2009-08-31     6.42%          4.79%         07/2009     8714.886503          8110.039659
2009-08-31  2009-09-30     5.03%          4.13%         08/2009     9274.184936          8498.716158
2009-09-30  2009-10-31    -3.46%         -1.61%         09/2009     9740.444039          8849.359501
2009-10-31  2009-11-30     2.17%          2.47%         10/2009     9403.863248          8707.299651
2009-11-30  2009-12-31     1.12%          1.59%         11/2009     9607.851608          8922.740415
2009-12-31  2010-01-31    -3.48%         -4.69%         12/2009     9715.325668          9064.978379
2010-01-31  2010-02-28    -0.22%         -0.10%         01/2010     9377.490319           8640.06291
2010-02-28  2010-03-31     7.93%          6.44%         02/2010     9357.015448          8631.404207
2010-03-31  2010-04-30     0.20%         -1.49%         03/2010     10099.39563          9187.037066
2010-04-30  2010-05-31   -12.35%        -11.03%         04/2010     10119.88122          9050.055812
2010-05-31  2010-06-30    -1.51%         -1.45%         05/2010     8870.260261          8051.384335
2010-06-30  2010-07-31    10.56%          9.24%         06/2010     8736.260406          7934.911348
2010-07-31  2010-08-31    -4.18%         -2.99%         07/2010     9658.593948          8668.297762
2010-08-31  2010-09-30    11.18%          9.59%         08/2010     9254.425317          8409.204567
2010-09-30  2010-10-31     3.84%          3.56%         09/2010     10289.41938          9215.873596
2010-10-31  2010-11-30    -3.60%         -4.23%         10/2010     10684.36679          9544.181032
2010-11-30  2010-12-31    10.65%          8.05%         11/2010     10299.81273          9139.990028
2010-12-31  2011-01-31     2.31%          2.15%         12/2010      11396.5556          9875.956309
2011-01-31  2011-02-28     3.34%          3.71%         01/2011     11659.87712          10088.70327
2011-02-28  2011-03-31    -1.40%         -2.00%         02/2011     12049.59298          10462.78756
2011-03-31  2011-04-30     5.06%          5.45%         03/2011     11880.95555          10253.19172
2011-04-30  2011-05-31    -3.30%         -2.96%         04/2011     12482.38935          10811.59736
2011-05-31  2011-06-30    -2.06%         -1.42%         05/2011     12070.88201          10491.09449
2011-06-30  2011-07-31    -2.35%         -1.65%         06/2011      11822.7466          10341.67887
2011-07-31  2011-08-31    -8.89%         -8.45%         07/2011     11544.81585          10171.08399
2011-08-31  2011-09-30   -11.97%        -10.04%         08/2011        10518.61          9311.188853
2011-09-30  2011-10-31     8.48%          9.73%         09/2011     9259.564258          8376.132319
2011-10-31  2011-11-30    -3.10%         -4.62%         10/2011     10044.63765          9190.739787
2011-11-30  2011-12-31    -2.76%         -1.09%         11/2011     9732.759178          8766.010708
2011-12-31  2012-01-31     8.18%          5.40%         12/2011      9464.12349           8670.35826
2012-01-31  2012-02-29     5.29%          5.50%         01/2012     10238.05882          9138.473251
2012-02-29  2012-03-31     0.00%         -0.74%         02/2012     10779.81355           9640.89324
2012-03-31  2012-04-30    -2.46%         -1.70%         03/2012      10779.8706          9569.537587
2012-04-30  2012-05-31   -12.32%        -11.40%         04/2012     10514.24751          9407.114841
2012-05-31  2012-06-30     5.70%          6.55%         05/2012     9219.334921          8334.662277
2012-06-30  2012-07-31    -0.46%          1.25%         06/2012     9745.079301          8880.777458
2012-07-31  2012-08-31     3.48%          2.85%         07/2012     9700.067389          8991.355876
2012-08-31  2012-09-30     3.96%          3.04%         08/2012     10037.65674          9247.890447
2012-09-30  2012-10-31     0.97%          0.70%         09/2012     10435.29317          9528.671005
                                                     10/31/2012     10536.93564          9595.444724

                            One Year From 08/14/2008
                            -------- ---------------
                            4.90%         1.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

World Ex U.S. Value Portfolio vs. MSCI All Country World ex USA Index (net div.) August 23, 2010 - October 31, 2012

                                                                 World Ex U.S.        MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Value Portfolio World ex USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------- -----------------------------
2010-08-23  2010-08-31    -1.10%         -0.80%         08/2010         10000                  10000
2010-08-31  2010-09-30    11.02%          9.95%         08/2010          9890             9919.63902
2010-09-30  2010-10-31     3.37%          3.41%         09/2010         10980            10906.45191
2010-10-31  2010-11-30    -4.41%         -3.86%         10/2010         11350             11277.9668
2010-11-30  2010-12-31     9.30%          7.83%         11/2010         10850            10842.76388
2010-12-31  2011-01-31     2.22%          0.98%         12/2010   11859.03339            11691.82335
2011-01-31  2011-02-28     2.17%          2.63%         01/2011   12122.11775            11806.89963
2011-02-28  2011-03-31    -0.60%         -0.23%         02/2011    12385.2021            12117.90216
2011-03-31  2011-04-30     4.77%          4.89%         03/2011   12311.32196            12090.03991
2011-04-30  2011-05-31    -3.61%         -2.88%         04/2011   12899.02293            12680.68759
2011-05-31  2011-06-30    -1.57%         -1.45%         05/2011   12432.91527            12315.00308
2011-06-30  2011-07-31    -2.60%         -1.36%         06/2011   12237.65652            12136.31095
2011-07-31  2011-08-31   -10.49%         -8.57%         07/2011   11919.92842            11970.71607
2011-08-31  2011-09-30   -12.71%        -11.13%         08/2011    10669.5146            10944.85409
2011-09-30  2011-10-31    10.18%         10.53%         09/2011   9313.529931            9727.230334
2011-10-31  2011-11-30    -3.71%         -5.10%         10/2011   10261.36705            10751.94292
2011-11-30  2011-12-31    -2.94%         -1.12%         11/2011   9880.171687            10203.25329
2011-12-31  2012-01-31     8.68%          6.78%         12/2011   9589.990747            10089.17208
2012-01-31  2012-02-29     5.39%          5.62%         01/2012   10422.09407              10773.674
2012-02-29  2012-03-31    -1.57%         -1.38%         02/2012   10983.76381            11378.90666
2012-03-31  2012-04-30    -3.46%         -1.58%         03/2012   10811.07453            11222.40248
2012-04-30  2012-05-31   -12.06%        -11.36%         04/2012   10436.48484            11045.46269
2012-05-31  2012-06-30     6.30%          5.90%         05/2012   9177.447286            9791.158967
2012-06-30  2012-07-31    -0.54%          1.41%         06/2012   9755.419868            10368.62815
2012-07-31  2012-08-31     3.49%          2.09%         07/2012   9702.573605            10515.15608
2012-08-31  2012-09-30     4.32%          3.74%         08/2012   10040.78968            10735.02446
2012-09-30  2012-10-31     0.61%          0.39%         09/2012   10474.51887             11136.0532
                                                     10/31/2012   10538.12931            11179.33451

                            One Year From 08/23/2010
                            -------- ---------------
                            2.70%         2.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Selectively Hedged Global Equity Portfolio vs. MSCI All Country World Index (Net Div)
November 14, 2011 - October 31, 2012

                                                                  Selectively Hedged      MSCI All Country
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Global Equity Portfolio World Index (Net Div)
---------   ---------- ----------- ----------------- ---------- ----------------------- ---------------------
2011-11-14  2011-11-30    -0.80%         -1.27%         11/2011             10000                  10000
2011-11-30  2011-12-31    -0.92%         -0.20%         11/2011              9920              9873.3175
2011-12-31  2012-01-31     7.17%          5.81%         12/2011       9828.401674            9853.398339
2012-01-31  2012-02-29     5.16%          5.03%         01/2012       10533.30753             10426.3073
2012-02-29  2012-03-31     0.57%          0.66%         02/2012       11077.09205            10950.89422
2012-03-31  2012-04-30    -1.81%         -1.14%         03/2012       11140.56114            11023.62419
2012-04-30  2012-05-31    -8.93%         -8.97%         04/2012       10939.10434            10897.59352
2012-05-31  2012-06-30     4.82%          4.94%         05/2012       9962.038852            9920.511187
2012-06-30  2012-07-31     0.19%          1.37%         06/2012       10442.36564            10410.49989
2012-07-31  2012-08-31     2.72%          2.17%         07/2012       10462.72113            10552.99319
2012-08-31  2012-09-30     3.48%          3.15%         08/2012       10747.69797             10782.4894
2012-09-30  2012-10-31    -0.09%         -0.67%         09/2012       11121.75467             11122.1116
                                                     10/31/2012       11111.53246            11047.92843

                                From 11/14/2011
                                ---------------
                                   11.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                                MSCI
                                                                 Emerging     Emerging
                                                                  Markets   Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Portfolio   (net div.)
---------   ---------- ----------- ----------------- ---------- ----------- -------------
2002-10-31  2002-11-30     7.45%          6.88%         10/2002       10000        10000
2002-11-30  2002-12-31    -4.00%         -3.33%         11/2002 10745.34162  10688.20463
2002-12-31  2003-01-31    -0.12%         -0.44%         12/2002 10315.11682  10332.68124
2003-01-31  2003-02-28    -1.59%         -2.81%         01/2003 10302.52205  10287.11002
2003-02-28  2003-03-31    -1.61%         -2.86%         02/2003 10138.79004  9998.077641
2003-03-31  2003-04-30    13.38%          8.89%         03/2003 9975.058025  9712.550745
2003-04-30  2003-05-31     7.35%          7.15%         04/2003 11310.10367  10576.25547
2003-05-31  2003-06-30     3.84%          5.67%         05/2003 12141.35851  11332.42116
2003-06-30  2003-07-31     2.00%          6.22%         06/2003 12607.36501   11974.8284
2003-07-31  2003-08-31     4.51%          6.69%         07/2003 12859.26042  12719.45993
2003-08-31  2003-09-30     4.40%          0.73%         08/2003 13438.61985  13570.61278
2003-09-30  2003-10-31     7.63%          8.51%         09/2003 14030.57405  13669.44466
2003-10-31  2003-11-30    -1.00%          1.22%         10/2003 15101.12952  14832.47204
2003-11-30  2003-12-31    10.51%          7.24%         11/2003 14949.99228  15012.94766
2003-12-31  2004-01-31     1.85%          3.49%         12/2003 16521.50097   16099.9853
2004-01-31  2004-02-29     4.39%          4.59%         01/2004  16827.4547  16662.21886
2004-02-29  2004-03-31     0.65%          1.25%         02/2004 17566.84286  17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17681.5755   17644.0921
2004-04-30  2004-05-31    -1.23%         -2.00%         04/2004 16559.74519  16199.38255
2004-05-31  2004-06-30     1.80%          0.43%         05/2004 16355.77604  15876.20003
2004-06-30  2004-07-31    -0.08%         -1.83%         06/2004 16650.95828  15943.82184
2004-07-31  2004-08-31     2.78%          4.15%         07/2004 16638.10041  15651.96247
2004-08-31  2004-09-30     5.58%          5.77%         08/2004 17100.98419  16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004 18055.80847  17241.52745
2004-10-31  2004-11-30     8.70%          9.26%         10/2004 18559.87184  17653.47774
2004-11-30  2004-12-31     6.40%          4.80%         11/2004 20175.45957   19287.7093
2004-12-31  2005-01-31     0.79%          0.25%         12/2004 21467.04118  20214.06032
2005-01-31  2005-02-28     7.46%          8.72%         01/2005 21636.17545  20265.39862
2005-02-28  2005-03-31    -6.88%         -6.61%         02/2005 23249.45612  22033.51685
2005-03-31  2005-04-30    -2.41%         -2.68%         03/2005 21650.40595  20577.38623
2005-04-30  2005-05-31     2.96%          3.48%         04/2005 21129.33722  20024.99063
2005-05-31  2005-06-30     2.97%          3.40%         05/2005  21754.6197  20722.01549
2005-06-30  2005-07-31     6.41%          6.99%         06/2005 22400.82669  21426.05132
2005-07-31  2005-08-31     0.61%          0.86%         07/2005 23836.27061  22923.68229
2005-08-31  2005-09-30     7.92%          9.31%         08/2005 23981.13192   23119.9891
2005-09-30  2005-10-31    -5.02%         -6.54%         09/2005 25881.50169  25272.80535
2005-10-31  2005-11-30     7.22%          8.27%         10/2005 24582.78834  23620.93331
2005-11-30  2005-12-31     5.76%          5.91%         11/2005 26358.58006    25574.955
2005-12-31  2006-01-31     9.52%         11.17%         12/2005 27876.37477  27086.60788
2006-01-31  2006-02-28    -0.31%         -0.12%         01/2006 30529.99122   30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006 30436.17649  30076.21583
2006-03-31  2006-04-30     5.96%          7.12%         03/2006 30850.06928  30341.27525
2006-04-30  2006-05-31   -11.57%        -10.48%         04/2006 32687.66036  32501.78094
2006-05-31  2006-06-30    -0.15%         -0.24%         05/2006 28905.17361  29096.49107
2006-06-30  2006-07-31     1.83%          1.43%         06/2006 28860.37114  29025.36378
2006-07-31  2006-08-31     3.13%          2.55%         07/2006 29387.56293  29440.93262
2006-08-31  2006-09-30     1.35%          0.83%         08/2006 30306.76913  30191.10507
2006-09-30  2006-10-31     5.94%          4.75%         09/2006 30714.43419  30442.48182
2006-10-31  2006-11-30     6.37%          7.43%         10/2006 32540.40321  31887.98293
2006-11-30  2006-12-31     4.03%          4.50%         11/2006 34611.65166  34258.36502
2006-12-31  2007-01-31     1.45%         -1.08%         12/2006 36006.71469  35800.88873
2007-01-31  2007-02-28    -1.58%         -0.59%         01/2007  36530.1482  35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007 35951.61644  35205.20002
2007-03-31  2007-04-30     6.34%          4.63%         03/2007 37590.03764  36607.13479
2007-04-30  2007-05-31     6.69%          4.95%         04/2007 39973.86335  38301.93602
2007-05-31  2007-06-30     1.63%          4.69%         05/2007 42647.05519  40199.01976
2007-06-30  2007-07-31     2.37%          5.28%         06/2007 43340.76112  42083.39264
2007-07-31  2007-08-31    -1.75%         -2.13%         07/2007  44367.7276  44303.84785
2007-08-31  2007-09-30     8.81%         11.04%         08/2007 43590.56378   43362.3024
2007-09-30  2007-10-31    10.92%         11.15%         09/2007 47431.78844  48150.94986
2007-10-31  2007-11-30    -6.53%         -7.09%         10/2007 52610.47988  53520.78318
2007-11-30  2007-12-31    -0.41%          0.35%         11/2007 49176.63056  49726.86787
2007-12-31  2008-01-31    -8.74%        -12.48%         12/2007 48975.27654  49901.25085
2008-01-31  2008-02-29     3.17%          7.38%         01/2008 44695.59983   43673.8733
2008-02-29  2008-03-31    -3.12%         -5.29%         02/2008 46112.42113  46897.54641
2008-03-31  2008-04-30     7.11%          8.12%         03/2008 44673.03969  44415.76252
2008-04-30  2008-05-31     0.58%          1.86%         04/2008  47848.2934  48020.26653
2008-05-31  2008-06-30   -10.29%         -9.97%         05/2008 48126.31101  48911.10737
2008-06-30  2008-07-31    -1.33%         -3.77%         06/2008 43173.37154  44032.83828
2008-07-31  2008-08-31    -5.96%         -7.99%         07/2008 42598.11992  42371.91524
2008-08-31  2008-09-30   -13.95%        -17.50%         08/2008 40061.11278  38987.53211
2008-09-30  2008-10-31   -26.35%        -27.37%         09/2008 34471.94699  32164.58346
2008-10-31  2008-11-30    -9.09%         -7.53%         10/2008 25388.62618  23361.83389
2008-11-30  2008-12-31     7.79%          7.80%         11/2008 23080.56925  21603.22571
2008-12-31  2009-01-31    -7.65%         -6.46%         12/2008 24879.66464  23288.18785
2009-01-31  2009-02-28    -6.56%         -5.64%         01/2009 22977.54961  21784.22273
2009-02-28  2009-03-31    14.45%         14.37%         02/2009  21471.0745  20555.33038
2009-03-31  2009-04-30    14.77%         16.64%         03/2009 24574.41705  23509.27602
2009-04-30  2009-05-31    17.04%         17.09%         04/2009   28204.902  27421.45939
2009-05-31  2009-06-30    -0.88%         -1.35%         05/2009 33009.95561  32106.85072
2009-06-30  2009-07-31    11.40%         11.24%         06/2009 32719.45461  31674.35664
2009-07-31  2009-08-31     0.34%         -0.36%         07/2009 36450.48581  35236.07119
2009-08-31  2009-09-30     8.76%          9.08%         08/2009  36573.3181  35109.92688
2009-09-30  2009-10-31    -2.10%          0.12%         09/2009 39777.95592   38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009 38944.42484  38344.23233
2009-11-30  2009-12-31     3.58%          3.95%         11/2009 41259.78898  39991.33055
2009-12-31  2010-01-31    -5.48%         -5.58%         12/2009 42735.73871  41570.63621
2010-01-31  2010-02-28     1.21%          0.35%         01/2010 40394.70009  39252.15628
2010-02-28  2010-03-31     8.34%          8.07%         02/2010 40881.76181   39390.3133
2010-03-31  2010-04-30     0.57%          1.21%         03/2010 44291.67311   42570.3986
2010-04-30  2010-05-31    -9.33%         -8.80%         04/2010 44543.50921  43086.13887
2010-05-31  2010-06-30     0.15%         -0.74%         05/2010 40388.21366   39296.4307
2010-06-30  2010-07-31     8.78%          8.33%         06/2010 40449.89618  39007.56331
2010-07-31  2010-08-31    -2.34%         -1.94%         07/2010 44001.74908  42255.92483
2010-08-31  2010-09-30    11.34%         11.11%         08/2010 42971.07748  41435.27509
2010-09-30  2010-10-31     3.00%          2.90%         09/2010 47842.98284  46039.95583
2010-10-31  2010-11-30    -2.27%         -2.64%         10/2010 49278.27233  47376.79589
2010-11-30  2010-12-31     8.09%          7.14%         11/2010 48161.93606  46126.15023
2010-12-31  2011-01-31    -2.61%         -2.71%         12/2010 52059.25944  49417.68963
2011-01-31  2011-02-28    -0.74%         -0.93%         01/2011 50700.89651  48076.93112
2011-02-28  2011-03-31     5.53%          5.88%         02/2011 50327.34671  47628.60177
2011-03-31  2011-04-30     3.48%          3.10%         03/2011 53111.99073  50428.86654
2011-04-30  2011-05-31    -2.78%         -2.62%         04/2011 54962.76022  51993.18073
2011-05-31  2011-06-30    -1.22%         -1.54%         05/2011 53434.60192  50629.43612
2011-06-30  2011-07-31    -0.81%         -0.44%         06/2011 52783.60604  49850.56795
2011-07-31  2011-08-31    -8.12%         -8.94%         07/2011 52356.69237  49629.16113
2011-08-31  2011-09-30   -15.14%        -14.58%         08/2011 48104.63223  45194.09196
2011-09-30  2011-10-31    12.48%         13.25%         09/2011 40823.31789  38605.04085
2011-10-31  2011-11-30    -3.52%         -6.66%         10/2011 45917.62736  43718.55662
2011-11-30  2011-12-31    -2.95%         -1.21%         11/2011 44299.83988  40804.88147
2011-12-31  2012-01-31    10.73%         11.34%         12/2011 42993.82498  40313.07288
2012-01-31  2012-02-29     5.40%          5.99%         01/2012 47606.12004  44885.64739
2012-02-29  2012-03-31    -2.63%         -3.34%         02/2012 50174.53534  47574.28607
2012-03-31  2012-04-30    -1.81%         -1.20%         03/2012 48854.15283  45986.28864
2012-04-30  2012-05-31   -10.78%        -11.21%         04/2012 47967.86869  45436.70648
2012-05-31  2012-06-30     4.89%          3.86%         05/2012 42794.86325  40341.21113
2012-06-30  2012-07-31     0.81%          1.95%         06/2012 44887.31089  41898.19616
2012-07-31  2012-08-31     0.60%         -0.33%         07/2012 45251.36045  42715.46911
2012-08-31  2012-09-30     5.58%          6.03%         08/2012 45524.39763  42573.22844
2012-09-30  2012-10-31    -0.57%         -0.61%         09/2012 48066.69862  45142.17877
                                                     10/31/2012 47791.61259   44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.08%      -1.90%     16.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Small Cap Portfolio vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 Emerging Markets        MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Cap Portfolio Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ------------------------
2002-10-31  2002-11-30     7.68%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.40%         -3.33%         11/2002      10767.8245           10688.20463
2002-12-31  2003-01-31     1.80%         -0.44%         12/2002     10401.29308           10332.68124
2003-01-31  2003-02-28    -1.06%         -2.81%         01/2003      10588.3667           10287.11002
2003-02-28  2003-03-31    -0.89%         -2.86%         02/2003     10476.12253           9998.077641
2003-03-31  2003-04-30    12.97%          8.89%         03/2003     10382.58572           9712.550745
2003-04-30  2003-05-31     7.50%          7.15%         04/2003     11729.51576           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12608.76176           11332.42116
2003-06-30  2003-07-31     1.99%          6.22%         06/2003     13151.27524            11974.8284
2003-07-31  2003-08-31     6.00%          6.69%         07/2003     13413.17831           12719.45993
2003-08-31  2003-09-30     3.82%          0.73%         08/2003     14217.59485           13570.61278
2003-09-30  2003-10-31     8.62%          8.51%         09/2003     14760.10834           13669.44466
2003-10-31  2003-11-30     1.98%          1.22%         10/2003     16032.20893           14832.47204
2003-11-30  2003-12-31     9.93%          7.24%         11/2003     16350.23408           15012.94766
2003-12-31  2004-01-31     2.97%          3.49%         12/2003     17973.65769            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18506.77466           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19287.41022           17426.29823
2004-03-31  2004-04-30    -5.63%         -8.19%         03/2004     19611.08838            17644.0921
2004-04-30  2004-05-31    -4.22%         -2.00%         04/2004     18506.77467           16199.38255
2004-05-31  2004-06-30     0.83%          0.43%         05/2004     17726.13911           15876.20003
2004-06-30  2004-07-31     0.64%         -1.83%         06/2004     17873.22791           15943.82184
2004-07-31  2004-08-31     3.30%          4.15%         07/2004     17988.04522           15651.96247
2004-08-31  2004-09-30     5.56%          5.77%         08/2004     18581.26799           16301.04143
2004-09-30  2004-10-31     2.45%          2.39%         09/2004     19615.25972           17241.52745
2004-10-31  2004-11-30     9.47%          9.26%         10/2004     20096.02589           17653.47774
2004-11-30  2004-12-31     5.30%          4.80%         11/2004     21999.85993            19287.7093
2004-12-31  2005-01-31     2.78%          0.25%         12/2004     23165.02671           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     23808.49966           20265.39862
2005-02-28  2005-03-31    -6.97%         -6.61%         02/2005     25316.63943           22033.51685
2005-03-31  2005-04-30    -3.68%         -2.68%         03/2005     23550.83068           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     22684.54692           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23127.76186           20722.01549
2005-06-30  2005-07-31     5.48%          6.99%         06/2005     23713.88192           21426.05132
2005-07-31  2005-08-31     0.65%          0.86%         07/2005     25013.27271           22923.68229
2005-08-31  2005-09-30     6.56%          9.31%         08/2005     25175.69655            23119.9891
2005-09-30  2005-10-31    -4.88%         -6.54%         09/2005     26827.17702           25272.80535
2005-10-31  2005-11-30     7.13%          8.27%         10/2005     25518.53424           23620.93331
2005-11-30  2005-12-31     6.55%          5.91%         11/2005     27338.36561             25574.955
2005-12-31  2006-01-31     9.65%         11.17%         12/2005     29129.72841           27086.60788
2006-01-31  2006-02-28     1.05%         -0.12%         01/2006     31941.96443            30111.9491
2006-02-28  2006-03-31     1.83%          0.88%         02/2006     32277.75381           30076.21583
2006-03-31  2006-04-30     8.12%          7.12%         03/2006      32867.3813           30341.27525
2006-04-30  2006-05-31   -10.53%        -10.48%         04/2006     35536.27991           32501.78094
2006-05-31  2006-06-30    -4.41%         -0.24%         05/2006     31795.61887           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30392.25289           29025.36378
2006-07-31  2006-08-31     3.47%          2.55%         07/2006     31091.16881           29440.93262
2006-08-31  2006-09-30     2.77%          0.83%         08/2006     32171.31161           30191.10507
2006-09-30  2006-10-31     7.54%          4.75%         09/2006     33061.93462           30442.48182
2006-10-31  2006-11-30     7.61%          7.43%         10/2006      35554.3614           31887.98293
2006-11-30  2006-12-31     4.54%          4.50%         11/2006      38259.8161           34258.36502
2006-12-31  2007-01-31     1.88%         -1.08%         12/2006     39997.46853           35800.88873
2007-01-31  2007-02-28     0.89%         -0.59%         01/2007     40749.12938           35415.39915
2007-02-28  2007-03-31     4.43%          3.98%         02/2007     41113.57101           35205.20002
2007-03-31  2007-04-30     7.64%          4.63%         03/2007     42935.77914           36607.13479
2007-04-30  2007-05-31     7.93%          4.95%         04/2007     46215.75377           38301.93602
2007-05-31  2007-06-30     2.99%          4.69%         05/2007     49882.94765           40199.01976
2007-06-30  2007-07-31     4.86%          5.28%         06/2007     51373.07789           42083.39264
2007-07-31  2007-08-31    -4.17%         -2.13%         07/2007     53869.58503           44303.84785
2007-08-31  2007-09-30     6.87%         11.04%         08/2007     51625.01898            43362.3024
2007-09-30  2007-10-31     7.50%         11.15%         09/2007      55172.5344           48150.94986
2007-10-31  2007-11-30    -8.02%         -7.09%         10/2007     59308.75106           53520.78318
2007-11-30  2007-12-31     1.19%          0.35%         11/2007      54552.1019           49726.86787
2007-12-31  2008-01-31   -12.06%        -12.48%         12/2007     55203.09732           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     48546.18072            43673.8733
2008-02-29  2008-03-31    -4.74%         -5.29%         02/2008     49951.52978           46897.54641
2008-03-31  2008-04-30     6.12%          8.12%         03/2008     47584.93673           44415.76252
2008-04-30  2008-05-31    -0.64%          1.86%         04/2008     50495.78304           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     50175.09659           48911.10737
2008-06-30  2008-07-31    -1.57%         -3.77%         06/2008     44393.86212           44032.83828
2008-07-31  2008-08-31    -6.04%         -7.99%         07/2008     43696.70668           42371.91524
2008-08-31  2008-09-30   -18.06%        -17.50%         08/2008      41057.4754           38987.53211
2008-09-30  2008-10-31   -30.34%        -27.37%         09/2008     33640.76609           32164.58346
2008-10-31  2008-11-30    -6.12%         -7.53%         10/2008     23432.88041           23361.83389
2008-11-30  2008-12-31    14.08%          7.80%         11/2008     21999.75361           21603.22571
2008-12-31  2009-01-31    -7.69%         -6.46%         12/2008     25098.21276           23288.18785
2009-01-31  2009-02-28    -6.14%         -5.64%         01/2009       23167.581           21784.22273
2009-02-28  2009-03-31    13.76%         14.37%         02/2009     21745.01024           20555.33038
2009-03-31  2009-04-30    20.25%         16.64%         03/2009     24737.14625           23509.27602
2009-04-30  2009-05-31    22.91%         17.09%         04/2009     29745.59209           27421.45939
2009-05-31  2009-06-30    -0.50%         -1.35%         05/2009     36559.11234           32106.85072
2009-06-30  2009-07-31    12.68%         11.24%         06/2009     36377.95602           31674.35664
2009-07-31  2009-08-31     1.19%         -0.36%         07/2009     40992.49589           35236.07119
2009-08-31  2009-09-30     8.34%          9.08%         08/2009     41479.58621           35109.92688
2009-09-30  2009-10-31    -0.11%          0.12%         09/2009     44939.17255            38296.8602
2009-10-31  2009-11-30     5.85%          4.30%         10/2009     44887.72531           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     47511.53504           39991.33055
2009-12-31  2010-01-31    -4.43%         -5.58%         12/2009     50130.46794           41570.63621
2010-01-31  2010-02-28     1.72%          0.35%         01/2010     47910.47812           39252.15628
2010-02-28  2010-03-31     8.54%          8.07%         02/2010     48736.52084            39390.3133
2010-03-31  2010-04-30     1.61%          1.21%         03/2010     52898.58192            42570.3986
2010-04-30  2010-05-31   -10.09%         -8.80%         04/2010     53750.95164           43086.13887
2010-05-31  2010-06-30     2.65%         -0.74%         05/2010     48326.78065            39296.4307
2010-06-30  2010-07-31     9.18%          8.33%         06/2010     49605.02608           39007.56331
2010-07-31  2010-08-31     0.48%         -1.94%         07/2010     54157.13911           42255.92483
2010-08-31  2010-09-30    12.11%         11.11%         08/2010     54417.25986           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     61007.92681           46039.95583
2010-10-31  2010-11-30    -2.72%         -2.64%         10/2010     63439.87587           47376.79589
2010-11-30  2010-12-31     5.75%          7.14%         11/2010     61713.97653           46126.15023
2010-12-31  2011-01-31    -4.24%         -2.71%         12/2010     65262.00898           49417.68963
2011-01-31  2011-02-28    -2.95%         -0.93%         01/2011     62495.29039           48076.93112
2011-02-28  2011-03-31     5.55%          5.88%         02/2011     60650.81133           47628.60177
2011-03-31  2011-04-30     5.25%          3.10%         03/2011     64014.27315           50428.86654
2011-04-30  2011-05-31    -2.29%         -2.62%         04/2011     67377.73496           51993.18073
2011-05-31  2011-06-30    -0.81%         -1.54%         05/2011     65831.62751           50629.43612
2011-06-30  2011-07-31     1.13%         -0.44%         06/2011     65298.14039           49850.56795
2011-07-31  2011-08-31    -9.51%         -8.94%         07/2011     66035.20134           49629.16113
2011-08-31  2011-09-30   -17.79%        -14.58%         08/2011       59756.534           45194.09196
2011-09-30  2011-10-31    11.02%         13.25%         09/2011     49128.28936           38605.04085
2011-10-31  2011-11-30    -4.89%         -6.66%         10/2011     54541.19372           43718.55662
2011-11-30  2011-12-31    -2.65%         -1.21%         11/2011     51875.95656           40804.88147
2011-12-31  2012-01-31    11.27%         11.34%         12/2011     50498.74336           40313.07288
2012-01-31  2012-02-29     8.17%          5.99%         01/2012     56191.53497           44885.64739
2012-02-29  2012-03-31    -2.61%         -3.34%         02/2012     60779.75506           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     59193.70367           45986.28864
2012-04-30  2012-05-31    -9.17%        -11.21%         04/2012     57777.58636           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     52481.30761           40341.21113
2012-06-30  2012-07-31    -1.26%          1.95%         06/2012     54491.14635           41898.19616
2012-07-31  2012-08-31     2.60%         -0.33%         07/2012     53807.15707           42715.46911
2012-08-31  2012-09-30     5.85%          6.03%         08/2012      55203.6352           42573.22844
2012-09-30  2012-10-31    -0.39%         -0.61%         09/2012       58430.911           45142.17877
                                                     10/31/2012     58201.88243            44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         6.71%      -0.38%     19.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                              PERFORMANCE CHARTS

Emerging Markets Value Portfolio - Class R2 vs. MSCI Emerging Markets Index (net div.)
January 29, 2008 - October 31,2012

                                                                                        MSCI Emerging
                                                                  Emerging Markets      Markets Index
BeginDate    EndDate   FundReturns Benchmark0Returns EndDate Value Portfolio - Class R2  (net div.)
---------   ---------- ----------- ----------------- ------- -------------------------- -------------
01/29/2008  01/31/2008     0.50%         -1.29%      01/2008          $10,000              $10,000
            02/29/2008     3.98%          7.38%      01/2008          $10,050              $ 9,871
            03/31/2008    -3.38%         -5.29%      02/2008          $10,450              $10,599
            04/30/2008     7.67%          8.12%      03/2008          $10,097              $10,038
            05/31/2008     0.83%          1.86%      04/2008          $10,872              $10,853
            06/30/2008   -11.72%         -9.97%      05/2008          $10,962              $11,054
            07/31/2008    -1.94%         -3.77%      06/2008          $ 9,677              $ 9,952
            08/31/2008    -8.59%         -7.99%      07/2008          $ 9,489              $ 9,576
            09/30/2008   -17.29%        -17.50%      08/2008          $ 8,674              $ 8,811
            10/31/2008   -31.01%        -27.37%      09/2008          $ 7,174              $ 7,269
            11/30/2008    -7.68%         -7.53%      10/2008          $ 4,949              $ 5,280
            12/31/2008    12.06%          7.80%      11/2008          $ 4,569              $ 4,882
            01/31/2009    -8.70%         -6.46%      12/2008          $ 5,120              $ 5,263
            02/28/2009    -8.84%         -5.64%      01/2009          $ 4,675              $ 4,923
            03/31/2009    17.37%         14.37%      02/2009          $ 4,262              $ 4,646
            04/30/2009    19.87%         16.64%      03/2009          $ 5,002              $ 5,313
            05/31/2009    22.46%         17.09%      04/2009          $ 5,996              $ 6,197
            06/30/2009    -1.38%         -1.35%      05/2009          $ 7,342              $ 7,256
            07/31/2009    13.21%         11.24%      06/2009          $ 7,241              $ 7,159
            08/31/2009     0.83%         -0.36%      07/2009          $ 8,197              $ 7,964
            09/30/2009     9.31%          9.08%      08/2009          $ 8,265              $ 7,935
            10/31/2009    -2.34%          0.12%      09/2009          $ 9,035              $ 8,655
            11/30/2009     6.40%          4.30%      10/2009          $ 8,823              $ 8,666
            12/31/2009     4.89%          3.95%      11/2009          $ 9,388              $ 9,038
            01/31/2010    -5.58%         -5.58%      12/2009          $ 9,847              $ 9,395
            02/28/2010     0.54%          0.35%      01/2010          $ 9,297              $ 8,871
            03/31/2010     8.56%          8.07%      02/2010          $ 9,347              $ 8,902
            04/30/2010     0.99%          1.21%      03/2010          $10,147              $ 9,621
            05/31/2010   -10.73%         -8.80%      04/2010          $10,246              $ 9,738
            06/30/2010     0.57%         -0.74%      05/2010          $ 9,147              $ 8,881
            07/31/2010     9.64%          8.33%      06/2010          $ 9,199              $ 8,816
            08/31/2010    -2.20%         -1.94%      07/2010          $10,085              $ 9,550
            09/30/2010    11.84%         11.11%      08/2010          $ 9,864              $ 9,365
            10/31/2010     3.74%          2.90%      09/2010          $11,031              $10,405
            11/30/2010    -3.61%         -2.64%      10/2010          $11,444              $10,707
            12/31/2010     8.42%          7.14%      11/2010          $11,031              $10,425
            01/31/2011    -3.15%         -2.71%      12/2010          $11,960              $11,169
            02/28/2011    -1.66%         -0.93%      01/2011          $11,583              $10,866
            03/31/2011     5.72%          5.88%      02/2011          $11,391              $10,764
            04/30/2011     3.51%          3.10%      03/2011          $12,043              $11,397
            05/31/2011    -3.82%         -2.62%      04/2011          $12,466              $11,751
            06/30/2011    -2.10%         -1.54%      05/2011          $11,990              $11,443
            07/31/2011    -0.85%         -0.44%      06/2011          $11,738              $11,267
            08/31/2011   -10.18%         -8.94%      07/2011          $11,639              $11,217
            09/30/2011   -17.95%        -14.58%      08/2011          $10,454              $10,214
            10/31/2011    13.09%         13.25%      09/2011          $ 8,577              $ 8,725
            11/30/2011    -5.10%         -6.66%      10/2011          $ 9,701              $ 9,881
            12/31/2011    -3.59%         -1.21%      11/2011          $ 9,206              $ 9,222
            01/31/2012    13.83%         11.34%      12/2011          $ 8,875              $ 9,111
            02/29/2012     6.06%          5.99%      01/2012          $10,102              $10,144
            03/31/2012    -4.31%         -3.34%      02/2012          $10,714              $10,752
            04/30/2012    -3.27%         -1.20%      03/2012          $10,253              $10,393
            05/31/2012   -11.10%        -11.21%      04/2012          $ 9,918              $10,269
            06/30/2012     4.50%          3.86%      05/2012          $ 8,817              $ 9,117
            07/31/2012    -0.63%          1.95%      06/2012          $ 9,214              $ 9,469
            08/31/2012     1.35%         -0.33%      07/2012          $ 9,155              $ 9,654
            09/30/2012     6.40%          6.03%      08/2012          $ 9,279              $ 9,622
            10/31/2012    -1.33%         -0.61%      09/2012          $ 9,873              $10,202
                                                     10/2012          $ 9,742              $10,140

                            One Year Since 1/29/2008
                            -------- ---------------
                            0.43%         -0.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Value Portfolio-Institutional Class vs. MSCI Emerging Markets Index (net div.)
October 31, 2002 - October 31, 2012

                                                                 Emerging Markets
                                                                 Value Portfolio-   MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Institutional Class   Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------- ---------------------
2002-10-31  2002-11-30     7.81%          6.88%         10/2002           10000                10000
2002-11-30  2002-12-31    -2.98%         -3.33%         11/2002     10781.04994          10688.20463
2002-12-31  2003-01-31     1.51%         -0.44%         12/2002     10459.32273          10332.68124
2003-01-31  2003-02-28    -0.87%         -2.81%         01/2003     10617.00096          10287.11002
2003-02-28  2003-03-31    -2.25%         -2.86%         02/2003     10525.02199          9998.077641
2003-03-31  2003-04-30    13.15%          8.89%         03/2003     10288.50464          9712.550745
2003-04-30  2003-05-31     7.45%          7.15%         04/2003     11641.90947          10576.25547
2003-05-31  2003-06-30     4.41%          5.67%         05/2003     12509.13975          11332.42116
2003-06-30  2003-07-31     2.31%          6.22%         06/2003     13061.01356           11974.8284
2003-07-31  2003-08-31     6.59%          6.69%         07/2003     13363.23017          12719.45993
2003-08-31  2003-09-30     4.89%          0.73%         08/2003      14243.6003          13570.61278
2003-09-30  2003-10-31     8.88%          8.51%         09/2003     14940.01249          13669.44466
2003-10-31  2003-11-30     1.13%          1.22%         10/2003     16267.13761          14832.47204
2003-11-30  2003-12-31    12.03%          7.24%         11/2003     16451.09555          15012.94766
2003-12-31  2004-01-31     2.75%          3.49%         12/2003     18430.57107           16099.9853
2004-01-31  2004-02-29     6.47%          4.59%         01/2004     18936.61276          16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20161.76633          17426.29823
2004-03-31  2004-04-30    -7.05%         -8.19%         03/2004     20414.78718           17644.0921
2004-04-30  2004-05-31    -2.95%         -2.00%         04/2004     18976.56342          16199.38255
2004-05-31  2004-06-30     1.82%          0.43%         05/2004     18417.25419          15876.20003
2004-06-30  2004-07-31     1.29%         -1.83%         06/2004     18752.83395          15943.82184
2004-07-31  2004-08-31     4.44%          4.15%         07/2004     18993.94182          15651.96247
2004-08-31  2004-09-30     6.59%          5.77%         08/2004     19837.81934          16301.04143
2004-09-30  2004-10-31     3.12%          2.39%         09/2004     21144.61687          17241.52745
2004-10-31  2004-11-30    10.82%          9.26%         10/2004     21804.96501          17653.47774
2004-11-30  2004-12-31     6.43%          4.80%         11/2004     24163.35121           19287.7093
2004-12-31  2005-01-31     1.64%          0.25%         12/2004     25716.54763          20214.06032
2005-01-31  2005-02-28     9.11%          8.72%         01/2005     26138.57674          20265.39862
2005-02-28  2005-03-31    -7.31%         -6.61%         02/2005      28520.9991          22033.51685
2005-03-31  2005-04-30    -3.56%         -2.68%         03/2005     26435.86373          20577.38623
2005-04-30  2005-05-31     1.44%          3.48%         04/2005     25495.13417          20024.99063
2005-05-31  2005-06-30     3.29%          3.40%         05/2005     25863.24574          20722.01549
2005-06-30  2005-07-31     7.28%          6.99%         06/2005     26713.04067          21426.05132
2005-07-31  2005-08-31     1.59%          0.86%         07/2005     28656.55911          22923.68229
2005-08-31  2005-09-30     8.02%          9.31%         08/2005     29111.42512           23119.9891
2005-09-30  2005-10-31    -6.26%         -6.54%         09/2005     31447.29509          25272.80535
2005-10-31  2005-11-30     7.38%          8.27%         10/2005     29480.10746          23620.93331
2005-11-30  2005-12-31     6.27%          5.91%         11/2005      31655.0966            25574.955
2005-12-31  2006-01-31     9.56%         11.17%         12/2005     33640.94678          27086.60788
2006-01-31  2006-02-28     0.38%         -0.12%         01/2006      36855.5888           30111.9491
2006-02-28  2006-03-31     3.38%          0.88%         02/2006     36996.58187          30076.21583
2006-03-31  2006-04-30     8.72%          7.12%         03/2006     38246.39699          30341.27525
2006-04-30  2006-05-31   -10.84%        -10.48%         04/2006     41582.00293          32501.78094
2006-05-31  2006-06-30    -0.91%         -0.24%         05/2006     37073.28134          29096.49107
2006-06-30  2006-07-31     2.36%          1.43%         06/2006     36736.37926          29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     37604.27978          29440.93262
2006-08-31  2006-09-30     2.03%          0.83%         08/2006     38287.21788          30191.10507
2006-09-30  2006-10-31     6.94%          4.75%         09/2006     39063.54995          30442.48182
2006-10-31  2006-11-30     7.31%          7.43%         10/2006      41773.9064          31887.98293
2006-11-30  2006-12-31     3.51%          4.50%         11/2006     44828.43509          34258.36502
2006-12-31  2007-01-31     1.54%         -1.08%         12/2006     46400.03293          35800.88873
2007-01-31  2007-02-28     0.56%         -0.59%         01/2007     47113.65553          35415.39915
2007-02-28  2007-03-31     5.21%          3.98%         02/2007     47375.80261          35205.20002
2007-03-31  2007-04-30     7.97%          4.63%         03/2007     49842.20782          36607.13479
2007-04-30  2007-05-31     7.60%          4.95%         04/2007     53813.23316          38301.93602
2007-05-31  2007-06-30     2.84%          4.69%         05/2007     57901.05337          40199.01976
2007-06-30  2007-07-31     4.74%          5.28%         06/2007     59545.27699          42083.39264
2007-07-31  2007-08-31    -3.23%         -2.13%         07/2007     62366.07472          44303.84785
2007-08-31  2007-09-30     9.01%         11.04%         08/2007     60353.31802           43362.3024
2007-09-30  2007-10-31    10.97%         11.15%         09/2007     65792.44111          48150.94986
2007-10-31  2007-11-30    -7.30%         -7.09%         10/2007     73010.86241          53520.78318
2007-11-30  2007-12-31    -0.16%          0.35%         11/2007     67681.92563          49726.86787
2007-12-31  2008-01-31    -9.96%        -12.48%         12/2007     67575.81224          49901.25085
2008-01-31  2008-02-29     3.99%          7.38%         01/2008     60847.09008           43673.8733
2008-02-29  2008-03-31    -3.36%         -5.29%         02/2008     63277.32834          46897.54641
2008-03-31  2008-04-30     7.71%          8.12%         03/2008     61148.20583          44415.76252
2008-04-30  2008-05-31     0.85%          1.86%         04/2008     65863.61473          48020.26653
2008-05-31  2008-06-30   -11.63%         -9.97%         05/2008      66426.4216          48911.10737
2008-06-30  2008-07-31    -1.96%         -3.77%         06/2008     58698.85541          44032.83828
2008-07-31  2008-08-31    -8.57%         -7.99%         07/2008     57546.99404          42371.91524
2008-08-31  2008-09-30   -17.25%        -17.50%         08/2008     52617.02737          38987.53211
2008-09-30  2008-10-31   -31.05%        -27.37%         09/2008     43539.68508          32164.58346
2008-10-31  2008-11-30    -7.59%         -7.53%         10/2008     30018.81421          23361.83389
2008-11-30  2008-12-31    12.21%          7.80%         11/2008     27739.49309          21603.22571
2008-12-31  2009-01-31    -9.03%         -6.46%         12/2008     31125.33622          23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009      28315.7926          21784.22273
2009-02-28  2009-03-31    17.30%         14.37%         02/2009     25910.23564          20555.33038
2009-03-31  2009-04-30    19.66%         16.64%         03/2009     30392.29689          23509.27602
2009-04-30  2009-05-31    22.50%         17.09%         04/2009     36367.79386          27421.45939
2009-05-31  2009-06-30    -1.23%         -1.35%         05/2009     44549.62816          32106.85072
2009-06-30  2009-07-31    13.41%         11.24%         06/2009     44000.80518          31674.35664
2009-07-31  2009-08-31     0.74%         -0.36%         07/2009      49900.8711          35236.07119
2009-08-31  2009-09-30     9.23%          9.08%         08/2009     50270.78119          35109.92688
2009-09-30  2009-10-31    -2.36%          0.12%         09/2009     54908.62011           38296.8602
2009-10-31  2009-11-30     6.37%          4.30%         10/2009     53610.10546          38344.23233
2009-11-30  2009-12-31     4.95%          3.95%         11/2009     57023.34402          39991.33055
2009-12-31  2010-01-31    -5.69%         -5.58%         12/2009     59847.87712          41570.63621
2010-01-31  2010-02-28     0.78%          0.35%         01/2010     56440.50752          39252.15628
2010-02-28  2010-03-31     8.80%          8.07%         02/2010     56878.32595           39390.3133
2010-03-31  2010-04-30     0.65%          1.21%         03/2010     61884.68462           42570.3986
2010-04-30  2010-05-31   -10.48%         -8.80%         04/2010     62284.43189          43086.13887
2010-05-31  2010-06-30     0.62%         -0.74%         05/2010     55755.22646           39296.4307
2010-06-30  2010-07-31     9.25%          8.33%         06/2010     56103.20789          39007.56331
2010-07-31  2010-08-31    -1.81%         -1.94%         07/2010     61294.04753          42255.92483
2010-08-31  2010-09-30    12.01%         11.11%         08/2010     60183.09292          41435.27509
2010-09-30  2010-10-31     3.42%          2.90%         09/2010     67408.34523          46039.95583
2010-10-31  2010-11-30    -3.25%         -2.64%         10/2010     69714.87543          47376.79589
2010-11-30  2010-12-31     8.31%          7.14%         11/2010     67446.78741          46126.15023
2010-12-31  2011-01-31    -3.13%         -2.71%         12/2010     73048.92262          49417.68963
2011-01-31  2011-02-28    -1.68%         -0.93%         01/2011     70766.14378          48076.93112
2011-02-28  2011-03-31     5.75%          5.88%         02/2011     69574.25042          47628.60177
2011-03-31  2011-04-30     3.57%          3.10%         03/2011     73574.16377          50428.86654
2011-04-30  2011-05-31    -3.82%         -2.62%         04/2011     76200.36951          51993.18073
2011-05-31  2011-06-30    -2.05%         -1.54%         05/2011     73291.34161          50629.43612
2011-06-30  2011-07-31    -0.85%         -0.44%         06/2011     71790.26867          49850.56795
2011-07-31  2011-08-31   -10.15%         -8.94%         07/2011     71181.36054          49629.16113
2011-08-31  2011-09-30   -17.95%        -14.58%         08/2011     63955.65069          45194.09196
2011-09-30  2011-10-31    13.14%         13.25%         09/2011     52473.60679          38605.04085
2011-10-31  2011-11-30    -5.07%         -6.66%         10/2011     59367.79997          43718.55662
2011-11-30  2011-12-31    -3.59%         -1.21%         11/2011     56360.54063          40804.88147
2011-12-31  2012-01-31    13.87%         11.34%         12/2011     54335.88274          40313.07288
2012-01-31  2012-02-29     6.09%          5.99%         01/2012       61870.905          44885.64739
2012-02-29  2012-03-31    -4.30%         -3.34%         02/2012     65638.41615          47574.28607
2012-03-31  2012-04-30    -3.27%         -1.20%         03/2012      62812.7828          45986.28864
2012-04-30  2012-05-31   -11.06%        -11.21%         04/2012      60761.5823          45436.70648
2012-05-31  2012-06-30     4.52%          3.86%         05/2012      54042.8541          40341.21113
2012-06-30  2012-07-31    -0.63%          1.95%         06/2012     56485.77879          41898.19616
2012-07-31  2012-08-31     1.39%         -0.33%         07/2012     56128.00748          42715.46911
2012-08-31  2012-09-30     6.43%          6.03%         08/2012     56906.68624          42573.22844
2012-09-30  2012-10-31    -1.29%         -0.61%         09/2012     60566.63705          45142.17877
                                                     10/31/2012     59782.80859           44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.70%      -3.92%     19.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

Emerging Markets Core Equity Portfolio vs. MSCI Emerging Markets Index (net div.)
April 5, 2005 - October 31, 2012

                                                                Emerging Markets Core MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Equity Portfolio      Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- ---------------------
2005-04-05  2005-04-30    -4.20%         -3.18%         04/2005            10000                 10000
2005-04-30  2005-05-31     1.46%          3.48%         04/2005      9580.000002            9681.97524
2005-05-31  2005-06-30     2.68%          3.40%         05/2005      9720.000001           10018.98301
2005-06-30  2005-07-31     6.73%          6.99%         06/2005      9980.459186           10359.38055
2005-07-31  2005-08-31     1.04%          0.86%         07/2005      10652.51021           11083.47706
2005-08-31  2005-09-30     6.95%          9.31%         08/2005      10762.84694           11178.39035
2005-09-30  2005-10-31    -5.33%         -6.54%         09/2005      11511.36663           12219.26543
2005-10-31  2005-11-30     6.56%          8.27%         10/2005      10897.56124           11420.59418
2005-11-30  2005-12-31     5.88%          5.91%         11/2005      11611.99047           12365.35316
2005-12-31  2006-01-31     8.95%         11.17%         12/2005      12295.11976           13096.22919
2006-01-31  2006-02-28     0.15%         -0.12%         01/2006      13395.42194           14558.96539
2006-02-28  2006-03-31     2.00%          0.88%         02/2006      13415.61097           14541.68855
2006-03-31  2006-04-30     6.86%          7.12%         03/2006      13684.42534           14669.84336
2006-04-30  2006-05-31   -11.19%        -10.48%         04/2006      14623.65158           15714.43624
2006-05-31  2006-06-30    -1.64%         -0.24%         05/2006      12987.58006            14067.9969
2006-06-30  2006-07-31     1.91%          1.43%         06/2006      12774.97105           14033.60724
2006-07-31  2006-08-31     2.42%          2.55%         07/2006      13018.69069           14234.53254
2006-08-31  2006-09-30     1.98%          0.83%         08/2006      13333.49522           14597.23688
2006-09-30  2006-10-31     6.54%          4.75%         09/2006      13597.95927           14718.77619
2006-10-31  2006-11-30     6.92%          7.43%         10/2006      14487.44983            15417.6682
2006-11-30  2006-12-31     3.94%          4.50%         11/2006      15489.81837           16563.73519
2006-12-31  2007-01-31     1.41%         -1.08%         12/2006      16100.27146            17309.5371
2007-01-31  2007-02-28    -0.76%         -0.59%         01/2007      16327.47222           17123.15497
2007-02-28  2007-03-31     4.33%          3.98%         02/2007      16203.54454           17021.52482
2007-03-31  2007-04-30     6.72%          4.63%         03/2007       16905.8014           17699.35274
2007-04-30  2007-05-31     7.27%          4.95%         04/2007      18041.80516           18518.78001
2007-05-31  2007-06-30     2.36%          4.69%         05/2007      19353.37314           19436.00979
2007-06-30  2007-07-31     3.40%          5.28%         06/2007      19810.94669           20347.09394
2007-07-31  2007-08-31    -2.58%         -2.13%         07/2007      20485.49437           21420.67209
2007-08-31  2007-09-30     8.59%         11.04%         08/2007      19956.23388           20965.43993
2007-09-30  2007-10-31    10.39%         11.15%         09/2007      21671.05173           23280.72522
2007-10-31  2007-11-30    -7.28%         -7.09%         10/2007      23923.67309           25877.01074
2007-11-30  2007-12-31    -0.21%          0.35%         11/2007      22181.20446            24042.6731
2007-12-31  2008-01-31    -9.79%        -12.48%         12/2007      22135.55448           24126.98633
2008-01-31  2008-02-29     3.27%          7.38%         01/2008      19968.29012           21116.08279
2008-02-29  2008-03-31    -3.63%         -5.29%         02/2008      20620.57356            22674.7114
2008-03-31  2008-04-30     7.58%          8.12%         03/2008      19871.14193           21474.78223
2008-04-30  2008-05-31     0.44%          1.86%         04/2008      21377.80858           23217.54053
2008-05-31  2008-06-30   -11.15%         -9.97%         05/2008      21472.63375           23648.25729
2008-06-30  2008-07-31    -1.06%         -3.77%         06/2008       19078.7608           21289.64042
2008-07-31  2008-08-31    -6.64%         -7.99%         07/2008      18876.92536           20486.59307
2008-08-31  2008-09-30   -15.67%        -17.50%         08/2008      17623.42103           18850.26203
2008-09-30  2008-10-31   -28.26%        -27.37%         09/2008      14860.95355           15551.40307
2008-10-31  2008-11-30    -6.68%         -7.53%         10/2008      10661.49818             11295.321
2008-11-30  2008-12-31     9.78%          7.80%         11/2008      9949.292835           10445.04341
2008-12-31  2009-01-31    -8.92%         -6.46%         12/2008      10921.91573           11259.71354
2009-01-31  2009-02-28    -6.75%         -5.64%         01/2009      9947.711157            10532.5545
2009-02-28  2009-03-31    15.78%         14.37%         02/2009      9276.592451           9938.391657
2009-03-31  2009-04-30    18.26%         16.64%         03/2009      10740.54489           11366.60848
2009-04-30  2009-05-31    19.71%         17.09%         04/2009      12702.23876            13258.1281
2009-05-31  2009-06-30    -0.97%         -1.35%         05/2009      15205.83701            15523.4896
2009-06-30  2009-07-31    12.10%         11.24%         06/2009      15058.12449           15314.38103
2009-07-31  2009-08-31     0.39%         -0.36%         07/2009      16880.37579           17036.45086
2009-08-31  2009-09-30     8.63%          9.08%         08/2009      16945.84589           16975.46077
2009-09-30  2009-10-31    -1.85%          0.12%         09/2009      18407.63348           18516.32588
2009-10-31  2009-11-30     6.12%          4.30%         10/2009      18067.96881           18539.23005
2009-11-30  2009-12-31     4.57%          3.95%         11/2009       19174.6182           19335.59318
2009-12-31  2010-01-31    -5.49%         -5.58%         12/2009       20050.0833           20099.17897
2010-01-31  2010-02-28     1.10%          0.35%         01/2010      18950.24329           18978.20639
2010-02-28  2010-03-31     8.62%          8.07%         02/2010      19159.21289           19045.00457
2010-03-31  2010-04-30     0.95%          1.21%         03/2010      20811.52367           20582.55871
2010-04-30  2010-05-31    -9.69%         -8.80%         04/2010      21009.62384           20831.91635
2010-05-31  2010-06-30     0.85%         -0.74%         05/2010      18973.59429           18999.61284
2010-06-30  2010-07-31     9.03%          8.33%         06/2010      19134.07371           18859.94701
2010-07-31  2010-08-31    -1.33%         -1.94%         07/2010      20862.45559           20430.51233
2010-08-31  2010-09-30    11.95%         11.11%         08/2010      20585.47131            20033.7326
2010-09-30  2010-10-31     2.95%          2.90%         09/2010      23044.98243           22260.07096
2010-10-31  2010-11-30    -2.67%         -2.64%         10/2010      23724.08577           22906.42594
2010-11-30  2010-12-31     7.35%          7.14%         11/2010      23089.51379           22301.74549
2010-12-31  2011-01-31    -3.16%         -2.71%         12/2010      24785.44438           23893.18708
2011-01-31  2011-02-28    -1.72%         -0.93%         01/2011      24002.51067           23244.93756
2011-02-28  2011-03-31     5.69%          5.88%         02/2011      23588.67427           23028.17273
2011-03-31  2011-04-30     3.95%          3.10%         03/2011      24930.84636           24382.08568
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011      25915.10588           25138.42318
2011-05-31  2011-06-30    -1.39%         -1.54%         05/2011      25199.28078           24479.05999
2011-06-30  2011-07-31    -0.23%         -0.44%         06/2011      24848.78742           24102.48142
2011-07-31  2011-08-31    -9.02%         -8.94%         07/2011      24792.56844           23995.43241
2011-08-31  2011-09-30   -16.55%        -14.58%         08/2011      22555.05319           21851.10033
2011-09-30  2011-10-31    12.70%         13.25%         09/2011      18823.00689           18665.32957
2011-10-31  2011-11-30    -4.27%         -6.66%         10/2011      21212.69067           21137.68693
2011-11-30  2011-12-31    -3.14%         -1.21%         11/2011      20306.64943           19728.94067
2011-12-31  2012-01-31    11.77%         11.34%         12/2011      19668.44126           19491.15387
2012-01-31  2012-02-29     6.28%          5.99%         01/2012       21984.3888           21701.96904
2012-02-29  2012-03-31    -3.13%         -3.34%         02/2012      23364.83044           23001.91138
2012-03-31  2012-04-30    -2.22%         -1.20%         03/2012      22634.67949           22234.12317
2012-04-30  2012-05-31   -10.52%        -11.21%         04/2012       22132.7007           21968.40315
2012-05-31  2012-06-30     4.48%          3.86%         05/2012      19805.34455           19504.75856
2012-06-30  2012-07-31     0.06%          1.95%         06/2012      20693.31546           20257.55244
2012-07-31  2012-08-31     1.05%         -0.33%         07/2012      20704.79898           20652.69952
2012-08-31  2012-09-30     5.70%          6.03%         08/2012      20922.98599           20583.92692
2012-09-30  2012-10-31    -0.68%         -0.61%         09/2012      22115.39118           21826.00058
                                                     10/31/2012      21965.10362           21693.49798

                      One Year Five Years From 04/05/2005
                      -------- ---------- ---------------
                      3.55%      -1.69%        10.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012, saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 3000(R) Index.................................. 14.75%
         Russell Microcap(R) Index (micro cap stocks)........... 16.49%
         Russell 2000(R) Index (small cap stocks)............... 12.08%
         Russell 1000(R) Index (large cap stocks)............... 14.97%
         Dow Jones US Select REIT Index......................... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 14.47% Russell 2000(R) Growth Index (small cap growth stocks). 9.70% Russell 1000(R) Value Index (large cap value stocks)... 16.89% Russell 1000(R) Growth Index (large cap growth stocks). 13.02%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Enhanced U.S. Large Company Portfolio

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2012, approximately 97% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2012, the total return was 15.84% for the Portfolio and 15.21% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the fixed income component of the Portfolio exceeding the interest rate embedded in the Portfolio's S&P 500(R) futures contracts. The Portfolio's concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance. As credit spreads narrowed during the period, these securities generated excess return, adding to the positive return of the S&P 500(R) Index. The Portfolio also benefited from increasing exposure to Euro-denominated securities during a year when Euro-denominated sovereign and corporate interest rates decreased.

U.S. Large Cap Value Portfolio

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Master Fund held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 18.14% for the Portfolio and 16.89% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Master Fund's exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

U.S. Targeted Value Portfolio

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid-cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,500 securities, and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.67% for the Portfolio's Class R1 shares, 14.46% for the Portfolio's Class R2 shares, 14.78% for the Portfolio's Institutional Class shares, and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to deep value stocks in the mid-cap size range was the primary contributor to relative outperformance. Mid-caps generally outperformed small cap stocks over the period. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Small Cap Value Portfolio

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization and value stocks, and does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 1,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 15.60% for the Portfolio and 14.47% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure to deep value stocks at both the larger and smaller ends of the eligible market capitalization range helped relative outperformance. The Portfolio's exclusion of highly regulated utilities also helped performance as this sector underperformed the overall Index.

U.S. Core Equity 1 Portfolio

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.29% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had less exposure than the Index to large cap stocks and greater exposure to small cap stocks, both of which contributed to relative underperformance as large cap stocks outperformed small caps during the period. The Portfolio's exclusion of REITs detracted from relative performance as this sector outperformed the overall Index.

U.S. Core Equity 2 Portfolio

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,100 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.81% for the Portfolio and 14.75% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

U.S. Vector Equity Portfolio

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,900 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.55% for the Portfolio, 14.75% for the Russell 3000(R) Index, and 13.00% for the Russell 2500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Relative to the Russell 3000(R) Index, the Portfolio had less exposure to large cap stocks which was the primary contributor to relative underperformance. Large cap stocks outperformed the other size categories as well as the overall Index during the period. The Portfolio's exclusion of REITs also detracted from relative performance as this sector outperformed the overall Index. Relative to the Russell 2500(R) Index, the Portfolio's emphasis on value stocks across all size categories was the primary contributor to relative outperformance.

   As of February 28, 2012, the Russell 3000(R) Index has been selected to replace the Russell 2500(R) Index as the appropriate benchmark for the Portfolio because this index better reflects the universe of securities in which the Portfolio invests.

U.S. Small Cap Portfolio

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small capitalization stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,300 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.61% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater exposure than the Index to the smallest micro cap stocks was a primary contributor to relative outperformance. The Portfolio also had less exposure than the Index to mid-cap stocks which was also beneficial as these stocks underperformed small cap and micro cap stocks.

U.S. Micro Cap Portfolio

   The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to very small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,000 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 13.13% for the Portfolio and 12.08% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. The outperformance of micro cap stocks relative to small and mid cap stocks was the primary driver of outperformance relative to the benchmark.

DFA Real Estate Securities Portfolio

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (i.e., REITs), but does not attempt to closely track a specific index. As of October 31, 2012, the Portfolio held approximately 115 REITs. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 14.45% for the Portfolio, 14.09% for the Dow Jones U.S. Select REIT IndexSM, and 15.21% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. The Dow Jones U.S. Select REIT Index/SM/ also excludes net lease REITS which are eligible for the Portfolio. Securities held by the Portfolio and excluded by the Index generally outperformed the Dow Jones U.S. Select REIT Index/SM/ over the period, benefiting relative performance.

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                         U.S. Dollar
                                                           Return
           -                                             -----------

           MSCI World ex USA Index......................    4.40%
           MSCI World ex USA Small Cap Index............    4.86%
           MSCI World ex USA Value Index................    4.74%
           MSCI World ex USA Growth Index...............    3.99%
--------
The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                          Local    U.S.
      Ten Largest Foreign Developed Markets by Market    Currency Dollar
      Cap                                                 Return  Return
      -----------------------------------------------    -------- ------
      United Kingdom....................................   8.61%    8.41%
      Japan.............................................  -0.86%   -3.28%
      Canada............................................   3.34%    2.69%
      France............................................  10.04%    2.23%
      Australia.........................................  10.20%    7.71%
      Switzerland.......................................  17.41%    9.79%
      Germany...........................................  18.18%    9.79%
      Spain.............................................  -6.40%  -13.04%
      Sweden............................................   9.26%    6.47%
      Hong Kong.........................................  16.12%   16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                 12 Months Ended October 31, 2012
                 --------------------------------

                                                       U.S. Dollar
                                                         Return
                                 -                     -----------

              MSCI Emerging Markets Index.............    2.63%
              MSCI Emerging Markets Small Cap Index...    3.74%
              MSCI Emerging Markets Value Index.......    1.36%
              MSCI Emerging Markets Growth Index......    3.89%

   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

              12 Months Ended October 31, 2012
              --------------------------------

                                                          Local    U.S.
                                                         Currency Dollar
      Ten Largest Emerging Markets by Market Cap          Return  Return
      ------------------------------------------         -------- ------
      China.............................................   7.71%    7.92%
      South Korea.......................................   1.71%    3.35%
      Brazil............................................   4.65%  -12.68%
      Taiwan............................................  -1.78%    0.59%
      South Africa......................................  17.70%    6.84%
      India.............................................   5.24%   -4.73%
      Russia............................................  -1.42%   -4.50%
      Mexico............................................  16.32%   17.03%
      Malaysia..........................................  11.39%   12.19%
      Indonesia.........................................  12.64%    3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Global REIT Market Review                     12 Months Ended October 31, 2012

   The publicly traded global REIT market produced positive overall returns during the one-year period ending October 31, 2012. Country-level dispersion of returns was high as there were definite winners and losers. The largest REIT market, the United States, advanced significantly, but not to the extent of non-US REITs. Pacific Rim-based REITs produced some of the strongest returns. Still struggling with a debt crisis now entering its third year, Continental Europe underperformed, although REITs in this region did manage a positive return. Dispersion was prevalent across REIT sub-sectors as well. Residential REITs, which on a global basis are disproportionately US based, was the poorest performing REIT sub-sector. Industrial and retail REITs fared among the best.

                       12 Months Ended October 31, 2012
                       --------------------------------

                                                          U.S. Dollar
                                                            Return
                                                          -----------
           S&P Global ex U.S. REIT Index (net dividends).    20.40%
           S&P Global REIT Index (net dividends).........    16.22%
--------
Source: Standard and Poor's. Copyright S&P, 2012. All rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

Large Cap International Portfolio

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 1,400 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.89% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Core Equity Portfolio

   The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,900 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.49% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Small Company Portfolio

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Funds collectively held approximately 4,600 securities in 23 developed market countries. In general, the Portfolio was mostly invested in the Master Funds throughout the year. The combined average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 5.63% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Master Funds (other than the Master Fund for Canadian small cap securities) and the Index. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Japanese Small Company Portfolio

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 0.20% for the Portfolio and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to the Master Fund's holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Portfolio's relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Asia Pacific Small Company Portfolio

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,000 securities across the eligible countries. In general, the Master Fund was mostly invested in equities during the period. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 7.09% for the Portfolio and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

United Kingdom Small Company Portfolio

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 360 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 22.82% for the Portfolio and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Master Fund significantly underperformed, contributing to the Master Fund's relative performance. In addition, the

Master Fund held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Master Fund's outperformance was also attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Continental Small Company Portfolio

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2012, total returns were 1.85% for the Portfolio and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Master Fund had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Master Fund's definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to the Master Fund's performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Real Estate Securities Portfolio

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets but does not attempt to track a specific index. As of October 31, 2012, the Portfolio held approximately 200 securities in 20 developed and emerging market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 22.34% for the Portfolio and 20.40% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between the Portfolio and the Index also benefited relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA Global Real Estate Securities Portfolio

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track a specific index. As of October 31, 2012, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of October 31, 2012, the Underlying Funds held approximately 320 securities in 21 developed and emerging markets countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 17.33% for the Portfolio and 16.22% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's relative outperformance. Differences in the valuation timing and methodology between one of the Underlying Funds-The DFA International Real Estate Securities Portfolio and the Index also benefited relative performance. The DFA International Real Estate Securities Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The DFA International Real Estate Securities Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA International Small Cap Value Portfolio

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 2,100 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 6.92% for the Portfolio and 4.86% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The primary reason for the Portfolio's relative outperformance against the Index was that the Portfolio held a number of larger U.K. value stocks that were not present in the Index's holdings of U.K. securities. These U.K. issuers significantly outperformed, contributing to the Portfolio's relative outperformance. To a lesser extent, the Portfolio's outperformance was also attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

International Vector Equity Portfolio

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics than the International Core Equity Portfolio. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 4,000 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 4.90% for the Portfolio and 4.40% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio's outperformance was primarily attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

World ex U.S. Value Portfolio

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Underlying Funds collectively held approximately 4,800 securities. In general, the Portfolio was mostly invested in equities. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, total returns were 2.70% for the Portfolio and 3.98% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Although small-cap value stocks in developed markets performed relatively well, value stocks in both developed and emerging markets, as measured by high book-to-market ratios, generally underperformed during the period. The Portfolio had significantly greater exposure than the Index to value stocks, which was the primary reason for the Portfolio's relative underperformance. For the period, differences in the valuation timing and methodology between the Underlying Funds and the Index contributed positively to the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Selectively Hedged Global Equity Portfolio

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification and consistent exposure in each Underlying Fund to stocks with desired asset class characteristics. As of October 31, 2012, the Underlying Funds held more than 11,000 equity securities in 44 countries.

   From the Portfolio's inception on November 14, 2011, through October 31, 2012, total returns were 11.11% for the Portfolio and 10.48% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. Differences in the valuation timing and methodology between the international Underlying Funds and the Index contributed significantly to relative outperformance. The international Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The international Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. The Portfolio's relative outperformance, as compared to the Index, was also attributable to its currency hedging with respect to the euro, Swiss franc, and Japanese yen.

Emerging Markets Portfolio

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 970 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.08% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Master Fund and the Index were the primary reason for the Portfolio's outperformance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Small Cap Portfolio

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,900 securities across 16 emerging markets. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 6.71% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Master Fund's significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Master Fund and the Index also contributed to the Master Fund's relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index also contributed to outperformance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Value Portfolio

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 2,200 securities across 18 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 0.43% for the Portfolio's Class R2 shares, 0.70% for the Portfolio's Institutional Class shares, and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Master Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Portfolio's relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed positively to performance of the Master Fund. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Core Equity Portfolio

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to selected emerging markets countries, and does not attempt to track a specific equity index. As of October 31, 2012, the Portfolio held approximately 3,600 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 3.55% for the Portfolio and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks outperformed large caps during the period. The Portfolio's greater exposure to small cap stocks contributed to the Portfolio's relative outperformance. This was partially offset by the Portfolio's greater exposure to value stocks, which underperformed. Differences in the valuation timing and methodology between the Portfolio and the Index also had a positive impact on relative performance. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,026.04    0.24%    $1.22
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
 U.S. Large Cap Value Portfolio**
 --------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,067.74    0.27%    $1.40
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.78    0.27%    $1.37

 U.S. Targeted Value Portfolio
 -----------------------------
 Actual Fund Return
    Class R1 Shares.................... $1,000.00 $1,027.73    0.48%    $2.45
    Class R2 Shares.................... $1,000.00 $1,026.88    0.63%    $3.21
    Institutional Class Shares......... $1,000.00 $1,028.21    0.37%    $1.89
 Hypothetical 5% Annual Return
    Class R1 Shares.................... $1,000.00 $1,022.72    0.48%    $2.44
    Class R2 Shares.................... $1,000.00 $1,021.97    0.63%    $3.20
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

 U.S. Small Cap Value Portfolio
 ------------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,032.78    0.52%    $2.66
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,022.52    0.52%    $2.64

 U.S. Core Equity 1 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,018.16    0.19%    $0.96
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.18    0.19%    $0.97

 U.S. Core Equity 2 Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.98    0.22%    $1.12
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,024.03    0.22%    $1.12

 U.S. Vector Equity Portfolio
 ----------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,024.30    0.32%    $1.63
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.53    0.32%    $1.63

 U.S. Small Cap Portfolio
 ------------------------
 Actual Fund Return
    Institutional Class Shares......... $1,000.00 $1,020.40    0.37%    $1.88
 Hypothetical 5% Annual Return
    Institutional Class Shares......... $1,000.00 $1,023.28    0.37%    $1.88

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          05/01/12  10/31/12    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,019.78    0.52%    $2.64
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.52    0.52%    $2.64

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  999.60    0.18%    $0.90
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,024.23    0.18%    $0.92

Large Cap International Portfolio
---------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,021.38    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.63    0.30%    $1.53

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,011.60    0.40%    $2.02
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,023.13    0.40%    $2.03

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  993.37    0.56%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.32    0.56%    $2.85

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $  925.09    0.58%    $2.81
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares............ $1,000.00 $1,004.40    0.58%    $2.92
Hypothetical 5% Annual Return
   Institutional Class Shares............ $1,000.00 $1,022.22    0.58%    $2.95

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    05/01/12  10/31/12    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,070.69    0.60%    $3.12
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $  997.27    0.57%    $2.86
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.27    0.57%    $2.90

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,134.00    0.41%    $2.20
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.08    0.41%    $2.08

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,049.49    0.32%    $1.65
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.53    0.32%    $1.63

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,000.27    0.71%    $3.57
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,021.57    0.71%    $3.61

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,002.15    0.54%    $2.72
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.42    0.54%    $2.75

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,009.74    0.60%    $3.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,022.12    0.60%    $3.05

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
   Institutional Class Shares...................... $1,000.00 $1,015.76    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares...................... $1,000.00 $1,023.13    0.40%    $2.03

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
Emerging Markets Portfolio**
----------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  996.33    0.62%    $3.11
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $1,007.35    0.85%    $4.29
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,020.86    0.85%    $4.32

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  982.24    0.87%    $4.33
   Institutional Class Shares.......... $1,000.00 $  983.89    0.62%    $3.09
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,020.76    0.87%    $4.42
   Institutional Class Shares.......... $1,000.00 $1,022.02    0.62%    $3.15

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  992.43    0.69%    $3.46
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.67    0.69%    $3.51
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
                                             -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%
Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     Enhanced U.S. Large Company Portfolio

                   Corporate..........................  25.3%
                   Government.........................   7.6%
                   Foreign Corporate..................  28.0%
                   Foreign Government.................  32.9%
                   Supranational......................  6.20%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. Targeted Value Portfolio

                   Consumer Discretionary.............  16.3%
                   Consumer Staples...................   4.7%
                   Energy.............................   8.2%
                   Financials.........................  25.7%
                   Health Care........................   6.8%
                   Industrials........................  15.1%
                   Information Technology.............  12.6%
                   Materials..........................   8.3%
                   Other..............................    --
                   Telecommunication Services.........   1.3%
                   Utilities..........................   1.0%
                                                       -----
                                                       100.0%

                        U.S. Small Cap Value Portfolio

                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   4.5%
                   Energy.............................   8.8%
                   Financials.........................  25.5%
                   Health Care........................   4.3%
                   Industrials........................  17.2%
                   Information Technology.............  12.5%
                   Materials..........................   8.4%
                   Other..............................    --
                   Telecommunication Services.........   0.3%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 1 Portfolio

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.1%
                   Energy.............................  10.1%
                   Financials.........................  16.5%
                   Health Care........................  11.1%
                   Industrials........................  12.9%
                   Information Technology.............  16.2%
                   Materials..........................   5.0%
                   Other..............................    --
                   Telecommunication Services.........   2.7%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                         U.S. Core Equity 2 Portfolio

                   Consumer Discretionary.............  14.4%
                   Consumer Staples...................   6.6%
                   Energy.............................  11.1%
                   Financials.........................  19.6%
                   Health Care........................  10.8%
                   Industrials........................  13.8%
                   Information Technology.............  12.8%
                   Materials..........................   5.2%
                   Other..............................    --
                   Telecommunication Services.........   3.3%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                         U.S. Vector Equity Portfolio

                   Consumer Discretionary.............  15.9%
                   Consumer Staples...................   5.5%
                   Energy.............................   9.9%
                   Financials.........................  24.1%
                   Health Care........................   8.7%
                   Industrials........................  14.3%
                   Information Technology.............  11.6%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   2.4%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                           U.S. Small Cap Portfolio

                   Consumer Discretionary.............  18.6%
                   Consumer Staples...................   4.5%
                   Energy.............................   4.6%
                   Financials.........................  16.3%
                   Health Care........................  10.2%
                   Industrials........................  18.4%
                   Information Technology.............  17.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   0.5%
                   Utilities..........................   3.5%
                                                       -----
                                                       100.0%

                           U.S. Micro Cap Portfolio

                   Consumer Discretionary.............  17.8%
                   Consumer Staples...................   4.6%
                   Energy.............................   4.5%
                   Financials.........................  17.8%
                   Health Care........................  11.5%
                   Industrials........................  17.0%
                   Information Technology.............  17.4%
                   Materials..........................   6.2%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   2.0%
                                                       -----
                                                       100.0%

                     DFA Real Estate Securities Portfolio

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                       Large Cap International Portfolio

                   Consumer Discretionary.............   9.8%
                   Consumer Staples...................  10.9%
                   Energy.............................  10.8%
                   Financials.........................  24.1%
                   Health Care........................   9.0%
                   Industrials........................  11.9%
                   Information Technology.............   4.1%
                   Materials..........................  11.1%
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   4.9%
                   Utilities..........................   3.4%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                      International Core Equity Portfolio

                       Consumer Discretionary.....  12.6%
                       Consumer Staples...........   7.2%
                       Energy.....................  10.0%
                       Financials.................  25.3%
                       Health Care................   5.1%
                       Industrials................  16.4%
                       Information Technology.....   5.0%
                       Materials..................  12.1%
                       Other......................    --
                       Telecommunication Services.   3.3%
                       Utilities..................   3.0%
                                                   -----
                                                   100.0%

                   DFA International Real Estate Securities
                                   Portfolio

                     Consumer Discretionary........   0.2%
                     Financials....................   0.2%
                     Health Care...................   0.2%
                     Real Estate Investment Trusts.  99.4%
                                                    -----
                                                    100.0%

                  DFA International Small Cap Value Portfolio

                       Consumer Discretionary.....  19.6%
                       Consumer Staples...........   4.5%
                       Energy.....................   5.7%
                       Financials.................  20.6%
                       Health Care................   2.2%
                       Industrials................  25.1%
                       Information Technology.....   4.9%
                       Materials..................  16.7%
                       Other......................    --
                       Telecommunication Services.   0.3%
                       Utilities..................   0.4%
                                                   -----
                                                   100.0%

                     International Vector Equity Portfolio

                       Consumer Discretionary.....  14.5%
                       Consumer Staples...........   6.3%
                       Energy.....................   8.6%
                       Financials.................  25.0%
                       Health Care................   4.3%
                       Industrials................  17.9%
                       Information Technology.....   5.8%
                       Materials..................  13.1%
                       Telecommunication Services.   2.6%
                       Utilities..................   1.9%
                                                   -----
                                                   100.0%

                    Emerging Markets Core Equity Portfolio

                     Consumer Discretionary........  10.3%
                     Consumer Staples..............   8.3%
                     Energy........................   9.8%
                     Financials....................  24.6%
                     Health Care...................   2.3%
                     Industrials...................  10.9%
                     Information Technology........  11.5%
                     Materials.....................  13.6%
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   5.0%
                     Utilities.....................   3.7%
                                                    -----
                                                    100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 BONDS -- (87.6%)
 AUSTRALIA -- (2.8%)
 BHP Billiton Finance USA, Ltd.
 (u) 4.800%, 04/15/13......................................    600  $   611,920
 Westpac Banking Corp.
 (e) 6.500%, 06/24/13......................................  3,500    4,712,942
                                                                    -----------
 TOTAL AUSTRALIA...........................................           5,324,862
                                                                    -----------
 AUSTRIA -- (5.0%)
 KA Finanz AG 2.250%, 03/24/14                               4,300    5,714,421
 Republic of Austria
 (u) 5.000%, 05/19/14......................................  3,500    3,737,020
                                                                    -----------
 TOTAL AUSTRIA.............................................           9,451,441
                                                                    -----------
 CANADA -- (9.9%)
 British Columbia, Province of Canada 5.500%, 04/24/13       2,000    2,042,253
 Canadian Imperial Bank of Commerce
 (u) 1.450%, 09/13/13......................................    600      605,757
 Canadian National Railway Co.
 (u) 4.400%, 03/15/13......................................    600      608,845
 Canadian Natural Resources, Ltd.
 (u) 5.150%, 02/01/13......................................    600      606,725
 Enbridge, Inc.
 (u) 5.800%, 06/15/14......................................  1,100    1,187,024
 Encana Corp.
 (u) 4.750%, 10/15/13......................................    800      829,381
 Husky Energy, Inc.
 (u) 5.900%, 06/15/14......................................  1,000    1,079,701
 Ontario, Province of Canada
     5.500%, 04/17/13......................................  4,000    4,080,300
 (u) 4.100%, 06/16/14......................................  1,000    1,059,480
 Thomson Reuters Corp.
 (u) 5.700%, 10/01/14......................................    800      873,418
 Toronto-Dominion Bank (The)
 (u) 1.375%, 07/14/14......................................  5,000    5,074,870
 TransCanada PipeLines, Ltd.
 (u) 4.000%, 06/15/13......................................    685      700,760
                                                                    -----------
 TOTAL CANADA..............................................          18,748,514
                                                                    -----------
 DENMARK -- (2.1%)
 Kommunekredit A.S.
 (u) 1.250%, 09/03/13......................................  4,000    4,030,200
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)0.919%, 02/07/13....................................    500  $   500,490
                                                                    -----------
 FRANCE -- (9.5%)
 Caisse d'Amortissement de la Dette Sociale
 (u) 1.625%, 03/17/14......................................  5,000    5,076,700
 Reseau Ferre de France
     4.625%, 03/17/14......................................  3,000    4,106,417
 Societe Financement del'Economie Francaise SA
     3.250%, 01/16/14......................................  3,500    4,699,469
 Total Capital SA
 (g) 5.500%, 01/29/13......................................  2,500    4,076,653
                                                                    -----------
 TOTAL FRANCE..............................................          17,959,239
                                                                    -----------
 GERMANY -- (9.0%)
 Deutsche Bank AG
 (u) 2.375%, 01/11/13......................................    600      602,063
 Kreditanstalt fur Wiederaufbau
 (u) 4.000%, 10/15/13......................................  3,000    3,104,040
 Landeskreditbank Baden-Wuerttemberg Foerderbank
     3.250%, 01/29/14......................................  3,000    4,036,103
 Landwirtschaftliche Rentenbank
 (u) 4.125%, 07/15/13......................................  4,000    4,104,920
 NRW.Bank
 (u) 1.375%, 08/26/13......................................  5,000    5,028,500
                                                                    -----------
 TOTAL GERMANY.............................................          16,875,626
                                                                    -----------
 NETHERLANDS -- (9.7%)
 Bank Nederlandse Gemeenten NV
     3.750%, 03/14/14......................................  3,000    4,071,480
 Diageo Finance BV
 (u) 5.500%, 04/01/13......................................    600      612,566
 Koninklijke Philips Electronics NV
 (u) 7.250%, 08/15/13......................................  1,000    1,049,837
 Nederlandse Waterschapsbank NV
 (u) 1.375%, 05/16/14......................................  3,000    3,037,260
 Rabobank Nederland NV
 (u) 2.500%, 12/12/13......................................  2,000    2,039,200

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
 NETHERLANDS -- (Continued)
    4.375%, 01/22/14.......................................  2,000  $ 2,714,268
 SNS Bank NV
    3.500%, 03/10/14.......................................  3,500    4,730,194
                                                                    -----------
 TOTAL NETHERLANDS.........................................          18,254,805
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.2%)
 Eurofima
 (c) 4.875%, 12/04/12......................................  2,500    2,510,180
 (u) 4.250%, 02/04/14......................................  2,500    2,615,400
 European Financial Stability
 Facility
 (e) 1.000%, 03/12/14......................................  1,000    1,309,475
 European Investment Bank
 (u) 3.125%, 06/04/14......................................  5,000    5,210,500
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        11,645,555
                                                                    -----------
 SWEDEN -- (4.7%)
 Nordea Bank AB
 (e) 4.500%, 05/12/14......................................  3,000    4,115,889
 Svenska Handelsbanken AB
 (e) 4.875%, 03/25/14......................................  3,500    4,807,111
                                                                    -----------
 TOTAL SWEDEN..............................................           8,923,000
                                                                    -----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u) 5.000%, 05/15/13......................................    600      614,423
                                                                    -----------
 UNITED KINGDOM -- (1.7%)
 Barclays Bank P.L.C.
 (u) 5.200%, 07/10/14......................................    300      320,759
 BP Capital Markets P.L.C.
 (u) 5.250%, 11/07/13......................................  1,750    1,834,655
 Vodafone Group P.L.C.
 (u) 5.000%, 12/16/13......................................  1,000    1,050,091
                                                                    -----------
 TOTAL UNITED KINGDOM......................................           3,205,505
                                                                    -----------
 UNITED STATES -- (26.4%)
 Allstate Corp. (The)
    7.500%, 06/15/13....................................... $  489      509,999
 American Express Credit Corp.
    7.300%, 08/20/13.......................................    500      526,881
 Anheuser-Busch Cos., Inc.
    4.375%, 01/15/13.......................................    700      704,560

                                                             Face
                                                            Amount    Value+
                                                            ------- -----------
                                                             (000)
 UNITED STATES -- (Continued)
 Apache Corp.
    5.250%, 04/15/13....................................... $  700  $   714,979
 Assurant, Inc.
    5.625%, 02/15/14.......................................  1,000    1,039,081
 Avery Dennison Corp.
    4.875%, 01/15/13.......................................    600      605,079
 Bank of America Corp.
    7.375%, 05/15/14.......................................  1,000    1,092,637
 BB&T Corp.
    3.375%, 09/25/13.......................................    600      615,264
 BlackRock, Inc.
    2.250%, 12/10/12.......................................    600      601,075
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13.......................................    345      358,344
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.......................................    600      615,069
 Campbell Soup Co.
    4.875%, 10/01/13.......................................    251      260,966
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13.......................................    650      654,612
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................    600      616,874
 Cisco Systems, Inc.
    1.625%, 03/14/14.......................................  1,000    1,016,508
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.......................................  1,921    1,929,767
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13.......................................    600      617,165
 Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13.......................................    250      255,277
 Daimler Finance North America LLC
    6.500%, 11/15/13.......................................  1,500    1,589,066
 Dell, Inc.
    1.400%, 09/10/13.......................................    600      604,380
 Dominion Resources, Inc.
    5.000%, 03/15/13.......................................    600      609,840
 Duke Energy Corp.
    3.950%, 09/15/14.......................................  1,600    1,693,368
 Enterprise Products Operating LLC
    9.750%, 01/31/14.......................................  1,000    1,108,983
 Express Scripts Holding Co.
    6.250%, 06/15/14.......................................  1,500    1,629,700

Enhanced U.S. Large Company Portfolio
CONTINUED

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
Fifth Third Bancorp
   6.250%, 05/01/13.................................... $      600 $    616,747
General Electric Capital Corp.
   1.875%, 09/16/13....................................      1,500    1,519,674
   2.100%, 01/07/14....................................      3,500    3,563,497
Georgia Power Co.
   1.300%, 09/15/13....................................        700      705,591
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12....................................      1,360    1,360,000
Hartford Financial Services Group, Inc.
   4.750%, 03/01/14....................................      1,580    1,647,902
Hewlett-Packard Co.
   4.500%, 03/01/13....................................        600      606,523
   1.250%, 09/13/13....................................        500      500,189
Historic TW, Inc.
   9.125%, 01/15/13....................................        600      609,689
HSBC Finance Corp.
   6.375%, 11/27/12....................................        600      602,174
John Deere Capital Corp.
   4.500%, 04/03/13....................................        700      712,121
JPMorgan Chase & Co.
   2.050%, 01/24/14....................................      1,000    1,017,470
Kimberly-Clark Corp.
   5.000%, 08/15/13....................................        600      622,312
Kroger Co. (The)
   5.500%, 02/01/13....................................        600      606,935
MetLife, Inc.
   5.375%, 12/15/12....................................      1,000    1,005,474
   5.000%, 11/24/13....................................        350      366,694
Nisource Finance Corp.
   6.150%, 03/01/13....................................        273      277,575
PACCAR Financial Corp.
   2.050%, 06/17/13....................................        600      606,548
Philip Morris International, Inc.
   4.875%, 05/16/13....................................        600      613,841
Praxair, Inc.
   2.125%, 06/14/13....................................        815      822,937
Principal Financial Group, Inc.
   7.875%, 05/15/14....................................      1,500    1,658,754
Prudential Financial, Inc.
   5.150%, 01/15/13....................................        600      605,562
Reynolds American, Inc.
   7.250%, 06/01/13....................................        600      622,630
Spectra Energy Capital LLC
   5.500%, 03/01/14....................................      1,500    1,581,377
St. Jude Medical, Inc.
   2.200%, 09/15/13....................................      1,800    1,823,054

                                                           Face
                                                          Amount      Value+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
SunTrust Banks, Inc.
   5.250%, 11/05/12.................................... $      500 $    500,000
TD Ameritrade Holding Corp.
   2.950%, 12/01/12....................................        700      701,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13....................................        700      711,375
Union Bank NA
   2.125%, 12/16/13....................................      1,050    1,070,104
UnitedHealth Group, Inc.
   4.875%, 04/01/13....................................        600      610,383
Wachovia Corp.
   5.500%, 05/01/13....................................      1,000    1,024,648
Wells Fargo Bank & Co.
   4.375%, 01/31/13....................................        500      504,843
                                                                   ------------
TOTAL UNITED STATES....................................              49,767,439
                                                                   ------------
TOTAL BONDS............................................             165,301,099
                                                                   ------------
AGENCY OBLIGATIONS -- (8.0%)
Federal Home Loan Mortgage Corporation Discount Note
^^1.000%, 12/31/12.....................................      5,000    4,999,250
Federal National Mortgage Association
   0.750%, 12/18/13....................................      5,500    5,533,462
Federal National Mortgage Association Discount Note
^^1.000%, 12/26/12.....................................      4,600    4,599,437
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................              15,132,149
                                                                   ------------

                                                          Shares
                                                        ----------
EXCHANGE-TRADED FUND -- (3.3%)
UNITED STATES -- (3.3%)
   SPDR Trust Series I.................................     44,100    6,226,038
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..............................  1,964,613    1,964,613
                                                                   ------------
TOTAL INVESTMENTS --(100.0%)
  (Cost $186,485,930)..................................            $188,623,899
                                                                   ============

Enhanced U.S. Large Company Portfolio
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3     Total
                                ----------- ------------  ------- ------------
 Bonds.........................          -- $165,301,099    --    $165,301,099
 Agency Obligations............          --   15,132,149    --      15,132,149
 Exchange-Traded Fund.......... $ 6,226,038           --    --       6,226,038
 Temporary Cash Investments....   1,964,613           --    --       1,964,613
 Forward Currency Contracts**..          --   (1,181,307)   --      (1,181,307)
 Futures Contracts**...........   2,825,538           --    --       2,825,538
                                ----------- ------------    --    ------------
 TOTAL......................... $11,016,189 $179,251,941    --    $190,268,130
                                =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)......................
 Investment in The U.S. Large Cap Value Series of...............
    The DFA Investment Trust Company............................ $8,335,906,814
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $6,139,973,441)                                      $8,335,906,814
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (14.4%)
   *Cabela's, Inc.......................   326,469 $ 14,629,076       0.5%
    Dillard's, Inc. Class A.............   230,083   17,716,391       0.6%
   #GameStop Corp. Class A..............   635,798   14,515,268       0.5%
   #Lennar Corp. Class A................   638,026   23,906,834       0.8%
   *Mohawk Industries, Inc..............   298,339   24,902,356       0.8%
   *Toll Brothers, Inc..................   358,683   11,840,126       0.4%
    Other Securities....................            389,593,136      12.7%
                                                   ------------      ----
Total Consumer Discretionary............            497,103,187      16.3%
                                                   ------------      ----
Consumer Staples -- (4.1%)
   *Constellation Brands, Inc. Class A..   373,609   13,203,342       0.4%
   *Hain Celestial Group, Inc. (The)....   217,855   12,592,019       0.4%
   *Ralcorp Holdings, Inc...............   153,458   11,078,133       0.4%
  #*Smithfield Foods, Inc...............   767,800   15,716,866       0.5%
    Other Securities....................             89,905,302       3.0%
                                                   ------------      ----
Total Consumer Staples..................            142,495,662       4.7%
                                                   ------------      ----
Energy -- (7.2%)
   *Rowan Cos. P.L.C. Class A...........   630,839   20,003,905       0.7%
    Tesoro Corp.........................   728,585   27,474,940       0.9%
    Tidewater, Inc......................   256,438   12,183,369       0.4%
   #Western Refining, Inc...............   423,850   10,541,150       0.3%
    Other Securities....................            178,509,585       5.8%
                                                   ------------      ----
Total Energy............................            248,712,949       8.1%
                                                   ------------      ----
Financials -- (22.7%)
    Allied World Assurance Co.
      Holdings AG.......................   192,146   15,429,324       0.5%
    Alterra Capital Holdings, Ltd.......   443,922   10,845,014       0.3%
   *American Capital, Ltd............... 1,347,022   15,881,389       0.5%
   #American Financial Group, Inc.......   465,600   18,065,280       0.6%
    Aspen Insurance Holdings, Ltd.......   342,379   11,075,961       0.4%
   #Assurant, Inc.......................   429,284   16,231,228       0.5%
    Axis Capital Holdings, Ltd..........   593,046   21,480,126       0.7%
    CNO Financial Group, Inc............ 1,174,038   11,247,284       0.4%
    Everest Re Group, Ltd...............   155,023   17,215,304       0.6%
   #Legg Mason, Inc.....................   686,279   17,486,389       0.6%
    NASDAQ OMX Group, Inc. (The)........   858,799   20,448,004       0.7%
    Old Republic International Corp..... 1,125,422   11,119,169       0.4%
    PartnerRe, Ltd......................   301,355   24,409,755       0.8%
    People's United Financial, Inc...... 1,422,378   17,111,207       0.5%
   #Protective Life Corp................   383,246   10,462,616       0.3%
    Reinsurance Group of America, Inc...   356,518   18,866,933       0.6%
    Validus Holdings, Ltd...............   380,327   13,615,707       0.4%
   #Zions Bancorporation................   669,978   14,384,428       0.5%
    Other Securities....................            496,802,727      16.3%
                                                   ------------      ----
Total Financials........................            782,177,845      25.6%
                                                   ------------      ----
Health Care -- (6.0%)
    Coventry Health Care, Inc...........   662,402   28,907,223       1.0%
   #Omnicare, Inc.......................   551,404   19,039,980       0.6%
    Teleflex, Inc.......................   166,382   11,305,657       0.4%
    Other Securities....................            146,830,421       4.8%
                                                   ------------      ----
Total Health Care.......................            206,083,281       6.8%
                                                   ------------      ----
Industrials -- (13.3%)
   *Owens Corning, Inc..................   567,793   19,072,167       0.6%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
   *Quanta Services, Inc........................................................     507,693 $   13,164,479       0.4%
    Ryder System, Inc...........................................................     245,750     11,088,240       0.4%
    Trinity Industries, Inc.....................................................     409,075     12,795,866       0.4%
    Other Securities............................................................                404,389,894      13.3%
                                                                                             --------------      ----
Total Industrials...............................................................                460,510,646      15.1%
                                                                                             --------------      ----
Information Technology -- (11.1%)
   *AOL, Inc....................................................................     465,034     15,964,617       0.5%
   *Arrow Electronics, Inc......................................................     463,696     16,336,010       0.6%
  #*Avnet, Inc..................................................................     540,580     15,487,617       0.5%
   *Tech Data Corp..............................................................     261,278     11,577,228       0.4%
    Other Securities............................................................                324,457,825      10.6%
                                                                                             --------------      ----
Total Information Technology....................................................                383,823,297      12.6%
                                                                                             --------------      ----
Materials -- (7.3%)
    Ashland, Inc................................................................     237,924     16,928,293       0.6%
   *Coeur d'Alene Mines Corp....................................................     421,417     13,025,999       0.4%
   #Domtar Corp.................................................................     168,731     13,456,297       0.4%
  #*Louisiana-Pacific Corp......................................................     736,661     11,631,877       0.4%
    Reliance Steel & Aluminum Co................................................     352,172     19,137,026       0.6%
    Rock-Tenn Co. Class A.......................................................     245,760     17,987,174       0.6%
    Other Securities............................................................                160,968,085       5.3%
                                                                                             --------------      ----
Total Materials.................................................................                253,134,751       8.3%
                                                                                             --------------      ----
Other -- (0.0%)
    Other Securities............................................................                         --       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.1%)
    Other Securities............................................................                 39,185,854       1.3%
                                                                                             --------------      ----
Utilities -- (0.9%)
   #NRG Energy, Inc.............................................................     657,780     14,181,737       0.4%
    Other Securities............................................................                 17,332,727       0.6%
                                                                                             --------------      ----
Total Utilities.................................................................                 31,514,464       1.0%
                                                                                             --------------      ----
TOTAL COMMON STOCKS.............................................................              3,044,741,936      99.8%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities............................................................                     62,038       0.0%
                                                                                             --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   3,983,433      3,983,433       0.1%
                                                                                             --------------      ----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund..............................................  34,988,807    404,820,495      13.3%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,100,507 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,103,818) to be
     repurchased at $1,068,435.................................................. $     1,068      1,068,426       0.0%
                                                                                             --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.............................................                405,888,921      13.3%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,024,832,050).....................     $3,454,676,328      113.2%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  497,098,796 $      4,391   --    $  497,103,187
   Consumer Staples.........    142,495,662           --   --       142,495,662
   Energy...................    248,610,889      102,060   --       248,712,949
   Financials...............    782,177,845           --   --       782,177,845
   Health Care..............    205,941,961      141,320   --       206,083,281
   Industrials..............    460,399,468      111,178   --       460,510,646
   Information Technology...    383,823,297           --   --       383,823,297
   Materials................    253,134,751           --   --       253,134,751
   Other....................             --           --   --                --
   Telecommunication
     Services...............     39,185,854           --   --        39,185,854
   Utilities................     31,514,464           --   --        31,514,464
Rights/Warrants.............         61,997           41   --            62,038
Temporary Cash Investments..      3,983,433           --   --         3,983,433
Securities Lending
  Collateral................             --  405,888,921   --       405,888,921
                             -------------- ------------   --    --------------
TOTAL....................... $3,048,428,417 $406,247,911   --    $3,454,676,328
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                       Shares       Value+     of Net Assets**
                                      --------- -------------- ---------------
 COMMON STOCKS -- (88.8%)
 Consumer Discretionary -- (16.4%)
   #*Cabela's, Inc................... 1,287,489 $   57,692,382       0.8%
    #Dillard's, Inc. Class A......... 1,136,061     87,476,697       1.2%
    #Group 1 Automotive, Inc.........   524,432     32,520,028       0.5%
   #*Iconix Brand Group, Inc......... 2,044,664     37,846,731       0.5%
    #Penske Automotive Group, Inc.... 1,277,301     39,085,411       0.6%
    #Rent-A-Center, Inc.............. 1,626,484     54,210,712       0.8%
   #*Ryman Hospitality Properties.... 1,272,691     49,647,676       0.7%
    #Scholastic Corp................. 1,436,861     47,402,044       0.7%
     Other Securities................              895,541,723      12.6%
                                                --------------      ----
 Total Consumer Discretionary........            1,301,423,404      18.4%
                                                --------------      ----
 Consumer Staples -- (4.0%)
    #Fresh Del Monte Produce, Inc.... 1,551,187     39,043,377       0.6%
    *Hain Celestial Group, Inc.
      (The).......................... 1,084,318     62,673,580       0.9%
    #Universal Corp..................   851,741     42,212,284       0.6%
     Other Securities................              172,594,212       2.4%
                                                --------------      ----
 Total Consumer Staples..............              316,523,453       4.5%
                                                --------------      ----
 Energy -- (7.8%)
     Bristow Group, Inc.............. 1,272,598     63,528,092       0.9%
   #*Exterran Holdings, Inc.......... 1,914,243     38,246,575       0.6%
    *Helix Energy Solutions Group,
      Inc............................ 3,726,588     64,432,707       0.9%
   #*Hornbeck Offshore Services, Inc. 1,304,913     45,202,186       0.6%
   #*SEACOR Holdings, Inc............   457,937     40,165,654       0.6%
    #Western Refining, Inc........... 1,985,639     49,382,842       0.7%
     Other Securities................              319,626,231       4.5%
                                                --------------      ----
 Total Energy........................              620,584,287       8.8%
                                                --------------      ----
 Financials -- (22.6%)
    *Alexander & Baldwin, Inc........ 1,217,868     35,232,921       0.5%
    #CNO Financial Group, Inc........ 8,673,411     83,091,277       1.2%
     Endurance Specialty Holdings,
       Ltd........................... 1,001,612     40,615,367       0.6%
     Kemper Corp..................... 1,575,685     48,846,235       0.7%
   #*MBIA, Inc....................... 3,627,943     35,916,636       0.5%
     Montpelier Re Holdings, Ltd..... 2,238,256     51,188,915       0.7%
   #*PHH Corp........................ 1,987,912     41,368,449       0.6%
     Provident Financial Services,
       Inc........................... 2,329,292     34,939,380       0.5%
    #Selective Insurance Group, Inc.. 1,837,838     33,981,625       0.5%
    #Susquehanna Bancshares, Inc..... 4,754,073     49,299,737       0.7%
    #Umpqua Holdings Corp............ 3,734,973     45,155,824       0.6%
    #Webster Financial Corp.......... 1,831,262     40,287,764       0.6%
    #Wintrust Financial Corp......... 1,249,333     46,162,854       0.6%
     Other Securities................            1,214,320,698      17.1%
                                                --------------      ----
 Total Financials....................            1,800,407,682      25.4%
                                                --------------      ----
 Health Care -- (3.8%)
    *LifePoint Hospitals, Inc........ 1,931,002     68,241,611       1.0%
     Other Securities................              236,870,745       3.3%
                                                --------------      ----
 Total Health Care...................              305,112,356       4.3%
                                                --------------      ----
 Industrials -- (15.2%)
    #Amerco, Inc.....................   346,723     40,060,375       0.6%
   #*Atlas Air Worldwide Holdings,
     Inc.............................   660,670     36,330,243       0.5%
   #*Avis Budget Group, Inc.......... 4,147,655     68,560,737       1.0%
    *Esterline Technologies Corp..... 1,171,847     67,721,038       0.9%
    #GATX Corp....................... 1,710,701     70,925,663       1.0%

U.S. Small Cap Value Portfolio
CONTINUED

                                                                 Percentage
                                      Shares        Value+     of Net Assets**
                                    ----------- -------------- ---------------
 Industrials -- (Continued)
   #*General Cable Corp............   1,261,950 $   36,003,433       0.5%
   #*JetBlue Airways Corp..........  10,210,930     54,015,820       0.7%
    *Seaboard Corp.................      18,588     42,405,362       0.6%
    #Trinity Industries, Inc.......   1,061,083     33,190,676       0.5%
     Other Securities..............                763,015,204      10.8%
                                                --------------      ----
 Total Industrials.................              1,212,228,551      17.1%
                                                --------------      ----
 Information Technology -- (11.1%)
    *Benchmark Electronics, Inc....   2,338,129     34,651,072       0.5%
   #*CACI International, Inc.
     Class A.......................     780,164     39,343,671       0.5%
    #Convergys Corp................   4,073,697     68,478,847       1.0%
   #*Fairchild Semiconductor
     International, Inc............   2,958,679     34,794,065       0.5%
   #*SYNNEX Corp...................   1,143,432     37,035,762       0.5%
     Other Securities..............                667,384,640       9.4%
                                                --------------      ----
 Total Information Technology......                881,688,057      12.4%
                                                --------------      ----
 Materials -- (7.5%)
   #*Coeur d'Alene Mines Corp......   1,657,693     51,239,291       0.7%
    *Graphic Packaging Holding Co..   5,936,036     35,141,333       0.5%
    #Kaiser Aluminum Corp..........     632,304     38,304,976       0.5%
   #*Louisiana-Pacific Corp........   5,305,120     83,767,845       1.2%
    #Westlake Chemical Corp........   1,074,932     81,759,328       1.2%
     Other Securities..............                306,988,842       4.3%
                                                --------------      ----
 Total Materials...................                597,201,615       8.4%
                                                --------------      ----
 Other -- (0.0%)
     Other Securities..............                      6,156       0.0%
                                                --------------      ----
 Telecommunication
   Services -- (0.3%)
     Other Securities..............                 24,522,710       0.3%
                                                --------------      ----
 Utilities -- (0.1%)
     Other Securities..............                  7,667,599       0.1%
                                                --------------      ----
 TOTAL COMMON STOCKS...............              7,067,365,870      99.7%
                                                --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities..............                     84,611       0.0%
                                                --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities..............                    154,410       0.0%
                                                --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.4%)
     BlackRock Liquidity
       Funds TempCash Portfolio -
       Institutional Shares........  33,889,756     33,889,756       0.5%
                                                --------------      ----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
 SECURITIES LENDING
   COLLATERAL -- (10.8%)
 (S)@DFA Short Term Investment
   Fund............................  73,743,297    853,209,950      12.1%
 @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $2,319,458
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $2,326,438) to be repurchased
   at
   $2,251,863...................... $     2,252      2,251,844       0.0%
                                                --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL......................                855,461,794      12.1%
                                                --------------      ----

U.S. Small Cap Value Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
 (Cost $7,171,018,202)                           $7,956,956,441      112.3%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $1,301,423,404           --   --    $1,301,423,404
   Consumer Staples.........    316,523,453           --   --       316,523,453
   Energy...................    620,413,455 $    170,832   --       620,584,287
   Financials...............  1,800,407,682           --   --     1,800,407,682
   Health Care..............    304,260,154      852,202   --       305,112,356
   Industrials..............  1,211,592,934      635,617   --     1,212,228,551
   Information Technology...    881,688,057           --   --       881,688,057
   Materials................    597,201,615           --   --       597,201,615
   Other....................             --        6,156   --             6,156
   Telecommunication
     Services...............     24,522,710           --   --        24,522,710
   Utilities................      7,667,599           --   --         7,667,599
Preferred Stocks
   Energy...................             --       84,611   --            84,611
Rights/Warrants.............        145,936        8,474   --           154,410
Temporary Cash Investments..     33,889,756           --   --        33,889,756
Securities Lending
  Collateral................             --  855,461,794   --       855,461,794
                             -------------- ------------   --    --------------
TOTAL....................... $7,099,736,755 $857,219,686   --    $7,956,956,441
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (86.8%)
 Consumer Discretionary -- (12.1%)
    *Amazon.com, Inc....................    73,170 $ 17,035,439       0.3%
     Comcast Corp. Class A..............   598,894   22,464,514       0.5%
     Home Depot, Inc. (The).............   297,267   18,246,248       0.4%
     McDonald's Corp....................   201,938   17,528,218       0.4%
    #News Corp. Class A.................   450,943   10,786,557       0.2%
     Time Warner, Inc...................   272,477   11,839,126       0.2%
     Walt Disney Co. (The)..............   447,208   21,944,497       0.5%
     Other Securities...................            556,857,657      11.4%
                                                   ------------      ----
 Total Consumer Discretionary...........            676,702,256      13.9%
                                                   ------------      ----
 Consumer Staples -- (7.1%)
     Altria Group, Inc..................   386,613   12,294,293       0.3%
    #Coca-Cola Co. (The)................   820,326   30,499,721       0.6%
     CVS Caremark Corp..................   355,692   16,504,109       0.3%
     Mondelez International, Inc.
       Class A..........................   481,707   12,784,504       0.3%
     PepsiCo, Inc.......................   310,570   21,503,867       0.4%
     Philip Morris International, Inc...   341,453   30,239,078       0.6%
     Procter & Gamble Co. (The).........   444,296   30,763,055       0.6%
     Wal-Mart Stores, Inc...............   499,081   37,441,057       0.8%
     Other Securities...................            203,000,171       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            395,029,855       8.1%
                                                   ------------      ----
 Energy -- (8.8%)
     Chevron Corp.......................   555,913   61,267,172       1.2%
     ConocoPhillips.....................   343,340   19,862,219       0.4%
     Exxon Mobil Corp...................   906,263   82,623,998       1.7%
     Occidental Petroleum Corp..........   210,492   16,620,448       0.3%
     Schlumberger, Ltd..................   255,671   17,776,805       0.4%
     Other Securities...................            291,110,605       6.0%
                                                   ------------      ----
 Total Energy...........................            489,261,247      10.0%
                                                   ------------      ----
 Financials -- (14.3%)
     American Express Co................   195,451   10,939,392       0.2%
     Bank of America Corp............... 3,021,536   28,160,716       0.6%
    *Berkshire Hathaway, Inc. Class B...   354,267   30,590,955       0.6%
     Citigroup, Inc.....................   811,834   30,354,473       0.6%
     Goldman Sachs Group, Inc. (The)....   131,829   16,134,551       0.3%
     JPMorgan Chase & Co................ 1,045,479   43,575,565       0.9%
     U.S. Bancorp.......................   508,644   16,892,067       0.4%
     Wells Fargo & Co................... 1,421,763   47,899,195       1.0%
     Other Securities...................            577,479,985      11.8%
                                                   ------------      ----
 Total Financials.......................            802,026,899      16.4%
                                                   ------------      ----
 Health Care -- (9.6%)
     Abbott Laboratories................   313,084   20,513,264       0.4%
     Amgen, Inc.........................   198,736   17,199,607       0.4%
     Johnson & Johnson..................   586,544   41,539,046       0.9%
     Merck & Co., Inc...................   801,185   36,558,072       0.7%
    #Pfizer, Inc........................ 2,124,032   52,824,676       1.1%
     UnitedHealth Group, Inc............   245,508   13,748,448       0.3%
     Other Securities...................            356,532,581       7.3%
                                                   ------------      ----
 Total Health Care......................            538,915,694      11.1%
                                                   ------------      ----
 Industrials -- (11.2%)
     3M Co..............................   128,759   11,279,288       0.2%
     General Electric Co................ 2,949,640   62,119,418       1.3%

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Industrials -- (Continued)
     Union Pacific Corp.............     133,124 $   16,378,246       0.3%
     United Technologies Corp.......     170,046     13,290,795       0.3%
     Other Securities...............                522,468,562      10.7%
                                                 --------------      ----
 Total Industrials..................                625,536,309      12.8%
                                                 --------------      ----
 Information Technology -- (14.0%)
     Apple, Inc.....................     192,709    114,681,126       2.4%
    *Cisco Systems, Inc.............   1,163,085     19,935,277       0.4%
    *eBay, Inc......................     225,590     10,893,741       0.2%
    *Google, Inc. Class A...........      51,548     35,040,784       0.7%
     Intel Corp.....................     977,362     21,135,453       0.4%
     International Business
       Machines Corp................     219,826     42,762,752       0.9%
     Microsoft Corp.................   1,530,121     43,662,003       0.9%
     Oracle Corp....................     776,113     24,098,309       0.5%
     QUALCOMM, Inc..................     339,292     19,874,029       0.4%
     Visa, Inc......................     114,676     15,912,442       0.3%
     Other Securities...............                436,758,642       9.0%
                                                 --------------      ----
 Total Information Technology.......                784,754,558      16.1%
                                                 --------------      ----
 Materials -- (4.4%)
     Other Securities...............                243,570,457       5.0%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.3%)
     AT&T, Inc......................   1,637,332     56,635,314       1.1%
     Verizon Communications, Inc....     729,538     32,566,576       0.7%
     Other Securities...............                 39,819,239       0.8%
                                                 --------------      ----
 Total Telecommunication Services...                129,021,129       2.6%
                                                 --------------      ----
 Utilities -- (3.0%)
     Other Securities...............                169,532,898       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              4,854,351,302      99.5%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                      6,330       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities...............                     16,931       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.........  18,707,243     18,707,243       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING
   COLLATERAL -- (12.9%)
 (S)@DFA Short Term Investment Fund.  62,379,366    721,729,267      14.8%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 11/01/12
      (Collateralized by
      $1,962,028 FNMA, rates
      ranging from 2.500% to
      5.500%, maturities ranging
      from 10/01/22 to 07/01/42,
      valued at $1,967,932) to be
      repurchased at $1,904,849..... $     1,905      1,904,833       0.1%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                723,634,100      14.9%
                                                 --------------      ----

U.S. Core Equity 1 Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,846,823,008)......................   $5,596,715,906      114.8%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  676,674,520 $     27,736   --    $  676,702,256
    Consumer Staples........    395,029,855           --   --       395,029,855
    Energy..................    489,242,390       18,857   --       489,261,247
    Financials..............    802,026,899           --   --       802,026,899
    Health Care.............    538,900,236       15,458   --       538,915,694
    Industrials.............    625,519,189       17,120   --       625,536,309
    Information Technology..    784,754,558           --   --       784,754,558
    Materials...............    243,570,457           --   --       243,570,457
    Other...................             --           --   --                --
    Telecommunication
      Services..............    129,021,129           --   --       129,021,129
    Utilities...............    169,532,898           --   --       169,532,898
Preferred Stocks
    Energy..................             --        6,330   --             6,330
Rights/Warrants.............         16,711          220   --            16,931
Temporary Cash Investments..     18,707,243           --   --        18,707,243
Securities Lending
  Collateral................             --  723,634,100   --       723,634,100
                             -------------- ------------   --    --------------
TOTAL....................... $4,872,996,085 $723,719,821   --    $5,596,715,906
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (87.6%)
 Consumer Discretionary -- (12.6%)
     Comcast Corp. Class A............ 1,069,364 $   40,111,844       0.6%
     Home Depot, Inc. (The)...........   301,629     18,513,988       0.3%
    *Liberty Media Corp. - Liberty
      Capital Class A.................   135,703     15,153,954       0.2%
    #News Corp. Class A...............   846,333     20,244,285       0.3%
    #Time Warner Cable, Inc...........   159,874     15,845,112       0.2%
    #Time Warner, Inc.................   505,637     21,969,928       0.3%
     Walt Disney Co. (The)............   830,524     40,753,813       0.6%
     Other Securities.................              817,352,451      11.8%
                                                 --------------      ----
 Total Consumer Discretionary.........              989,945,375      14.3%
                                                 --------------      ----
 Consumer Staples -- (5.8%)
     Coca-Cola Co. (The)..............   439,242     16,331,018       0.2%
    #CVS Caremark Corp................   661,528     30,694,899       0.5%
     Mondelez International, Inc.
       Class A........................   875,793     23,243,546       0.3%
     Procter & Gamble Co. (The).......   610,480     42,269,635       0.6%
    #Wal-Mart Stores, Inc.............   387,774     29,090,805       0.4%
     Other Securities.................              314,210,762       4.6%
                                                 --------------      ----
 Total Consumer Staples...............              455,840,665       6.6%
                                                 --------------      ----
 Energy -- (9.7%)
     Anadarko Petroleum Corp..........   243,678     16,767,483       0.3%
    #Apache Corp......................   188,754     15,619,394       0.2%
     Chevron Corp..................... 1,020,634    112,484,073       1.6%
     ConocoPhillips...................   632,838     36,609,678       0.5%
     EOG Resources, Inc...............   129,393     15,072,991       0.2%
     Exxon Mobil Corp................. 1,268,253    115,626,626       1.7%
     National Oilwell Varco, Inc......   213,355     15,724,264       0.2%
     Occidental Petroleum Corp........   382,913     30,234,810       0.5%
     Phillips 66......................   316,419     14,922,320       0.2%
     Other Securities.................              394,972,370       5.7%
                                                 --------------      ----
 Total Energy.........................              768,034,009      11.1%
                                                 --------------      ----
 Financials -- (17.2%)
     Bank of America Corp............. 5,244,183     48,875,786       0.7%
     Bank of New York Mellon Corp.
       (The)..........................   588,370     14,538,623       0.2%
    *Berkshire Hathaway, Inc. Class
      B...............................   231,623     20,000,646       0.3%
     Capital One Financial Corp.......   279,908     16,842,064       0.3%
     Citigroup, Inc................... 1,250,596     46,759,784       0.7%
     Goldman Sachs Group, Inc. (The)..   225,842     27,640,802       0.4%
     JPMorgan Chase & Co.............. 1,897,065     79,069,669       1.1%
     MetLife, Inc.....................   512,756     18,197,710       0.3%
     PNC Financial Services Group,
       Inc............................   268,801     15,641,530       0.2%
     Travelers Cos., Inc. (The).......   235,445     16,702,468       0.2%
     U.S. Bancorp.....................   907,771     30,147,075       0.4%
     Wells Fargo & Co................. 2,607,433     87,844,418       1.3%
     Other Securities.................              930,203,391      13.4%
                                                 --------------      ----
 Total Financials.....................            1,352,463,966      19.5%
                                                 --------------      ----
 Health Care -- (9.4%)
     Amgen, Inc.......................   259,507     22,459,033       0.3%
     Johnson & Johnson................   360,790     25,551,148       0.4%
     Merck & Co., Inc................. 1,401,705     63,959,799       0.9%
     Pfizer, Inc...................... 3,820,885     95,025,410       1.4%
     UnitedHealth Group, Inc..........   453,978     25,422,768       0.4%
     Other Securities.................              509,664,669       7.3%
                                                 --------------      ----
 Total Health Care....................              742,082,827      10.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
Industrials -- (12.1%)
    General Electric Co.............   5,244,073 $  110,440,177       1.6%
    Union Pacific Corp..............     245,011     30,143,703       0.4%
    Other Securities................                814,093,083      11.8%
                                                 --------------      ----
Total Industrials...................                954,676,963      13.8%
                                                 --------------      ----
Information Technology -- (11.2%)
    Apple, Inc......................     102,298     60,877,540       0.9%
   *Cisco Systems, Inc..............   1,115,185     19,114,271       0.3%
   *Google, Inc. Class A............      29,049     19,746,639       0.3%
   #Intel Corp......................   1,282,072     27,724,807       0.4%
    International Business
      Machines Corp.................     104,155     20,261,272       0.3%
    Microsoft Corp..................     928,949     26,507,560       0.4%
    Oracle Corp.....................     517,147     16,057,414       0.2%
   #Visa, Inc.......................     232,750     32,296,390       0.5%
    Other Securities................                662,078,081       9.5%
                                                 --------------      ----
Total Information Technology........                884,663,974      12.8%
                                                 --------------      ----
Materials -- (4.6%)
    Other Securities................                361,593,575       5.2%
                                                 --------------      ----
Other -- (0.0%)
    Other Securities................                         --       0.0%
                                                 --------------      ----
Telecommunication
  Services -- (2.9%)
   #AT&T, Inc.......................   2,989,398    103,403,277       1.5%
    Verizon Communications, Inc.....   1,386,217     61,880,727       0.9%
    Other Securities................                 60,471,763       0.9%
                                                 --------------      ----
Total Telecommunication Services....                225,755,767       3.3%
                                                 --------------      ----
Utilities -- (2.1%)
    Other Securities................                164,427,703       2.4%
                                                 --------------      ----
TOTAL COMMON STOCKS.................              6,899,484,824      99.7%
                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities................                     14,911       0.0%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities................                     41,489       0.0%
                                                 --------------      ----
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares..  25,908,240     25,908,240       0.4%
                                                 --------------      ----

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
SECURITIES LENDING
  COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..  81,993,994    948,670,516      13.7%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $2,920,082 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $2,928,869) to be
     repurchased at
  $2,834,983........................ $     2,835      2,834,959       0.0%
                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.                951,505,475      13.7%
                                                 --------------      ----

U.S. Core Equity 2 Portfolio
CONTINUED

                                                                 Percentage
                                                    Value+     of Net Assets**
                                                -------------- ---------------
  TOTAL INVESTMENTS --(100.0%)
    (Cost $6,883,487,825)....................   $7,876,954,939      113.8%
                                                ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  989,880,654 $     64,721   --    $  989,945,375
    Consumer Staples........    455,840,665           --   --       455,840,665
    Energy..................    768,012,042       21,967   --       768,034,009
    Financials..............  1,352,463,966           --   --     1,352,463,966
    Health Care.............    742,046,854       35,973   --       742,082,827
    Industrials.............    954,633,938       43,025   --       954,676,963
    Information Technology..    884,663,974           --   --       884,663,974
    Materials...............    361,593,575           --   --       361,593,575
    Other...................             --           --   --                --
    Telecommunication
      Services..............    225,755,767           --   --       225,755,767
    Utilities...............    164,427,703           --   --       164,427,703
Preferred Stocks
    Energy..................             --       14,911   --            14,911
Rights/Warrants.............         40,617          872   --            41,489
Temporary Cash Investments..     25,908,240           --   --        25,908,240
Securities Lending
  Collateral................             --  951,505,475   --       951,505,475
                             -------------- ------------   --    --------------
TOTAL....................... $6,925,267,995 $951,686,944   --    $7,876,954,939
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (87.3%)
 Consumer Discretionary -- (13.9%)
     Comcast Corp. Class A..............   303,818 $ 11,396,213       0.6%
     Dillard's, Inc. Class A............    62,205    4,789,785       0.2%
    #Lennar Corp. Class A...............   134,243    5,030,085       0.3%
    *Liberty Interactive Corp. Class A..   267,922    5,358,440       0.3%
    *Mohawk Industries, Inc.............    54,426    4,542,938       0.2%
    #Time Warner, Inc...................   135,201    5,874,483       0.3%
    *Toll Brothers, Inc.................   151,825    5,011,743       0.2%
     Walt Disney Co. (The)..............   118,253    5,802,675       0.3%
     Other Securities...................            271,340,250      13.5%
                                                   ------------      ----
 Total Consumer Discretionary...........            319,146,612      15.9%
                                                   ------------      ----
 Consumer Staples -- (4.8%)
     Beam, Inc..........................    76,533    4,252,173       0.2%
     Bunge, Ltd.........................    76,701    5,448,072       0.3%
     CVS Caremark Corp..................   121,704    5,647,066       0.3%
     Procter & Gamble Co. (The).........    91,517    6,336,637       0.3%
     Wal-Mart Stores, Inc...............    58,500    4,388,670       0.2%
     Other Securities...................             84,469,435       4.2%
                                                   ------------      ----
 Total Consumer Staples.................            110,542,053       5.5%
                                                   ------------      ----
 Energy -- (8.7%)
     Anadarko Petroleum Corp............    72,636    4,998,083       0.3%
    #Apache Corp........................    55,888    4,624,732       0.2%
     Chevron Corp.......................   153,038   16,866,318       0.8%
     ConocoPhillips.....................   175,685   10,163,377       0.5%
     Exxon Mobil Corp...................   154,985   14,129,982       0.7%
     HollyFrontier Corp.................   109,681    4,236,977       0.2%
     Murphy Oil Corp....................   106,439    6,386,340       0.3%
     Noble Corp.........................   132,385    4,996,210       0.3%
     Phillips 66........................    91,273    4,304,435       0.2%
     Tesoro Corp........................   131,157    4,945,930       0.3%
     Other Securities...................            123,451,407       6.1%
                                                   ------------      ----
 Total Energy...........................            199,103,791       9.9%
                                                   ------------      ----
 Financials -- (21.0%)
     American Financial Group, Inc......   127,737    4,956,196       0.2%
     Bank of America Corp............... 1,263,850   11,779,082       0.6%
    #Bank of New York Mellon Corp.
      (The).............................   163,628    4,043,248       0.2%
     Capital One Financial Corp.........    70,527    4,243,610       0.2%
     Citigroup, Inc.....................   207,090    7,743,095       0.4%
     Fidelity National Financial, Inc.
       Class A..........................   187,838    4,021,612       0.2%
     Goldman Sachs Group, Inc. (The)....    47,945    5,867,989       0.3%
     Hartford Financial Services
       Group, Inc.......................   190,397    4,133,519       0.2%
     Invesco, Ltd.......................   186,136    4,526,828       0.2%
     JPMorgan Chase & Co................   570,669   23,785,484       1.2%
     KeyCorp............................   499,016    4,201,715       0.2%
     MetLife, Inc.......................   141,103    5,007,745       0.3%
     PNC Financial Services Group, Inc..    76,226    4,435,591       0.2%
    #Principal Financial Group, Inc.....   157,281    4,331,519       0.2%
     Regions Financial Corp.............   634,241    4,135,251       0.2%
     Wells Fargo & Co...................   351,390   11,838,329       0.6%
     XL Group P.L.C.....................   162,997    4,032,546       0.2%
     Other Securities...................            368,806,067      18.4%
                                                   ------------      ----
 Total Financials.......................            481,889,426      24.0%
                                                   ------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                       Shares        Value+     of Net Assets**
                                     ----------- -------------- ---------------
 Health Care -- (7.6%)
     Merck & Co., Inc...............     149,737 $    6,832,499       0.3%
     Pfizer, Inc....................     563,682     14,018,771       0.7%
     Other Securities...............                152,553,891       7.6%
                                                 --------------      ----
 Total Health Care..................                173,405,161       8.6%
                                                 --------------      ----
 Industrials -- (12.5%)
     General Electric Co............     826,374     17,403,436       0.8%
     Union Pacific Corp.............      33,180      4,082,135       0.2%
     Other Securities...............                264,760,266      13.2%
                                                 --------------      ----
 Total Industrials..................                286,245,837      14.2%
                                                 --------------      ----
 Information Technology -- (10.1%)
     Fidelity National Information
       Services, Inc................     150,228      4,937,994       0.3%
    #IAC/InterActiveCorp............     115,491      5,583,990       0.3%
     Visa, Inc......................      37,703      5,231,668       0.3%
     Xerox Corp.....................     731,469      4,710,660       0.2%
     Other Securities...............                211,816,925      10.5%
                                                 --------------      ----
 Total Information Technology.......                232,281,237      11.6%
                                                 --------------      ----
 Materials -- (5.4%)
     Other Securities...............                123,573,134       6.2%
                                                 --------------      ----
 Other -- (0.0%)
     Other Securities...............                         --       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (2.1%)
     AT&T, Inc......................     570,322     19,727,438       1.0%
    #Verizon Communications, Inc....     200,794      8,963,444       0.4%
     Other Securities...............                 20,446,270       1.0%
                                                 --------------      ----
 Total Telecommunication Services...                 49,137,152       2.4%
                                                 --------------      ----
 Utilities -- (1.2%)
     Other Securities...............                 27,481,514       1.4%
                                                 --------------      ----
 TOTAL COMMON STOCKS................              2,002,805,917      99.7%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities...............                     16,458       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 Other Securities...................                     29,967       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.3%)
 BlackRock Liquidity Funds
   TempCash Portfolio -
   Institutional Shares.............   5,428,356      5,428,356       0.2%

                                       Shares/
                                        Face
                                       Amount
                                        (000)
                                     -----------
 SECURITIES LENDING COLLATERAL --
   (12.4%)
 (S)@DFA Short Term Investment Fund.  24,567,468    284,245,602      14.2%
    @Repurchase Agreement,
      JPMorgan Securities LLC
      0.30%, 2.500% to 5.500%,
      maturities ranging from
      10/01/22 to 07/01/42, valued
      at $775,049) to be
      repurchased at $750,204....... $       750        750,198       0.0%
                                                 --------------      ----
 TOTAL SECURITIES LENDING
   COLLATERAL.......................                284,995,800      14.2%
                                                 --------------      ----

U.S. Vector Equity Portfolio
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,050,058,109)......................... $2,293,276,498      114.1%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  319,120,585 $     26,027   --    $  319,146,612
    Consumer Staples........    110,542,053           --   --       110,542,053
    Energy..................    199,079,511       24,280   --       199,103,791
    Financials..............    481,889,426           --   --       481,889,426
    Health Care.............    173,379,098       26,063   --       173,405,161
    Industrials.............    286,213,395       32,442   --       286,245,837
    Information Technology..    232,281,237           --   --       232,281,237
    Materials...............    123,573,134           --   --       123,573,134
    Other...................             --           --   --                --
    Telecommunication
      Services..............     49,137,152           --   --        49,137,152
    Utilities...............     27,481,514           --   --        27,481,514
Preferred Stocks
    Energy..................             --       16,458   --            16,458
Rights/Warrants.............         29,415          552   --            29,967
Temporary Cash Investments..      5,428,356           --   --         5,428,356
Securities Lending
  Collateral................             --  284,995,800   --       284,995,800
                             -------------- ------------   --    --------------
TOTAL....................... $2,008,154,876 $285,121,622   --    $2,293,276,498
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (82.6%)
Consumer Discretionary -- (15.4%)
   #Aaron's, Inc.......................... 301,837 $  9,305,635       0.2%
  #*Bally Technologies, Inc............... 194,000    9,684,480       0.2%
   #Brinker International, Inc............ 322,412    9,930,290       0.2%
   #Brunswick Corp........................ 401,911    9,481,080       0.2%
   #Buckle, Inc. (The).................... 218,663    9,877,008       0.2%
   *Cabela's, Inc......................... 277,885   12,452,027       0.3%
    Dillard's, Inc. Class A............... 173,931   13,392,687       0.3%
    Domino's Pizza, Inc................... 270,452   10,985,760       0.2%
   #HSN, Inc.............................. 228,644   11,894,061       0.3%
   #Penske Automotive Group, Inc.......... 337,541   10,328,755       0.2%
   #Pier 1 Imports, Inc................... 641,193   13,080,337       0.3%
  #*Ryman Hospitality Properties.......... 228,431    8,911,093       0.2%
    Six Flags Entertainment Corp.......... 182,712   10,434,682       0.2%
   #Thor Industries, Inc.................. 243,435    9,257,833       0.2%
   #Vail Resorts, Inc..................... 163,736    9,296,930       0.2%
   *Warnaco Group, Inc. (The)............. 125,848    8,882,352       0.2%
    Other Securities......................          679,005,396      14.9%
                                                   ------------      ----
Total Consumer Discretionary..............          846,200,406      18.5%
                                                   ------------      ----
Consumer Staples -- (3.7%)
  #*Darling International, Inc............ 540,748    8,938,564       0.2%
   *Hain Celestial Group, Inc. (The)...... 180,533   10,434,807       0.2%
   #PriceSmart, Inc....................... 117,776    9,774,230       0.2%
    Other Securities......................          173,131,585       3.8%
                                                   ------------      ----
Total Consumer Staples....................          202,279,186       4.4%
                                                   ------------      ----
Energy -- (3.8%)
   #Western Refining, Inc................. 371,375    9,236,096       0.2%
    Other Securities......................          202,043,645       4.4%
                                                   ------------      ----
Total Energy..............................          211,279,741       4.6%
                                                   ------------      ----
Financials -- (13.5%)
   *Altisource Portfolio Solutions SA..... 106,753   12,116,466       0.3%
   #CNO Financial Group, Inc.............. 978,475    9,373,791       0.2%
  #*Investors Bancorp, Inc................ 504,558    9,076,998       0.2%
   *Ocwen Financial Corp.................. 457,639   17,651,136       0.4%
  #*Texas Capital Bancshares, Inc......... 184,544    8,760,304       0.2%
    Other Securities......................          684,793,789      15.0%
                                                   ------------      ----
Total Financials..........................          741,772,484      16.3%
                                                   ------------      ----
Health Care -- (8.4%)
   *Haemonetics Corp...................... 117,025    9,560,942       0.2%
    Medicis Pharmaceutical Corp. Class A.. 237,227   10,298,024       0.2%
  #*Myriad Genetics, Inc.................. 360,979    9,446,820       0.2%
   #STERIS Corp........................... 254,960    9,079,126       0.2%
   *Thoratec Corp......................... 319,166   11,394,226       0.3%
    Other Securities......................          414,459,350       9.1%
                                                   ------------      ----
Total Health Care.........................          464,238,488      10.2%
                                                   ------------      ----
Industrials -- (15.2%)
    A.O. Smith Corp....................... 152,330    9,257,094       0.2%
   #Actuant Corp. Class A................. 318,532    8,995,344       0.2%
  #*Chart Industries, Inc................. 137,261    9,716,706       0.2%
    EMCOR Group, Inc...................... 306,181    9,846,781       0.2%
  #*Middleby Corp.........................  78,446    9,801,828       0.2%
   #Robbins & Myers, Inc.................. 176,805   10,481,000       0.2%

U.S. Small Cap Portfolio
CONTINUED

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
 Industrials -- (Continued)
     Toro Co. (The)..................    239,432 $   10,108,819       0.2%
   #*US Airways Group, Inc...........    746,580      9,093,344       0.2%
     Other Securities................               759,233,963      16.7%
                                                 --------------      ----
 Total Industrials...................               836,534,879      18.3%
                                                 --------------      ----
 Information Technology -- (14.6%)
   #*3D Systems Corp.................    260,733     11,341,886       0.2%
   #*Cirrus Logic, Inc...............    297,264     12,116,481       0.3%
   #*CommVault Systems, Inc..........    164,218     10,258,698       0.2%
     Convergys Corp..................    526,242      8,846,128       0.2%
    *Cymer, Inc......................    144,305     11,499,665       0.3%
     FEI Co..........................    176,390      9,710,270       0.2%
     Loral Space & Communications,
       Inc...........................    120,478      9,476,799       0.2%
   #*NeuStar, Inc. Class A...........    247,646      9,061,367       0.2%
    *SolarWinds, Inc.................    262,245     13,266,975       0.3%
     Other Securities................               707,242,217      15.5%
                                                 --------------      ----
 Total Information Technology........               802,820,486      17.6%
                                                 --------------      ----
 Materials -- (4.7%)
    #Eagle Materials, Inc............    212,595     11,261,157       0.3%
    *Louisiana-Pacific Corp..........    633,346     10,000,533       0.2%
     Other Securities................               238,341,168       5.2%
                                                 --------------      ----
 Total Materials.....................               259,602,858       5.7%

 Other -- (0.0%)
     Other Securities................                       414       0.0%
                                                 --------------      ----
 Telecommunication
   Services -- (0.4%)
     Other Securities................                24,541,005       0.5%
                                                 --------------      ----
 Utilities -- (2.9%)
     Portland General Electric Co....    338,710      9,280,654       0.2%
     Other Securities................               149,160,307       3.3%
                                                 --------------      ----
 Total Utilities.....................               158,440,961       3.5%
                                                 --------------      ----
 TOTAL COMMON STOCKS.................             4,547,710,908      99.6%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.0%)
 Energy -- (0.0%)
     Other Securities................            $       54,227       0.0%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
     Other Securities................                   135,531       0.0%
                                                 --------------      ----
 TEMPORARY CASH
   INVESTMENTS -- (0.2%)
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Shares.......... 12,912,865     12,912,865       0.3%
                                                 --------------      ----

U.S. Small Cap Portfolio
CONTINUED

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount                     Percentage
                                                                                    (000)        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (17.2%)
(S)@DFA Short Term Investment Fund..............................................  81,663,903    944,851,354       20.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $2,568,587 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $2,576,317) to be
     repurchased at $2,493,732.................................................. $     2,494      2,493,711        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                947,345,065       20.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,856,877,158)..........................................................             $5,508,158,596      120.7%
                                                                                             ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
    Consumer Discretionary.. $  846,159,239 $     41,167   --    $  846,200,406
    Consumer Staples........    202,279,186           --   --       202,279,186
    Energy..................    211,093,773      185,968   --       211,279,741
    Financials..............    741,772,484           --   --       741,772,484
    Health Care.............    464,148,120       90,368   --       464,238,488
    Industrials.............    836,218,833      316,046   --       836,534,879
    Information Technology..    802,820,486           --   --       802,820,486
    Materials...............    259,602,858           --   --       259,602,858
    Other...................             --          414   --               414
    Telecommunication
      Services..............     24,541,005           --   --        24,541,005
    Utilities...............    158,440,961           --   --       158,440,961
Preferred Stocks
    Energy..................             --       54,227   --            54,227
Rights/Warrants.............        131,992        3,539   --           135,531
Temporary Cash Investments..     12,912,865           --   --        12,912,865
Securities Lending
  Collateral................             --  947,345,065   --       947,345,065
                             -------------- ------------   --    --------------
TOTAL....................... $4,560,121,802 $948,036,794   --    $5,508,158,596
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value+     of Net Assets**
                                          ------- ------------- ---------------
 COMMON STOCKS -- (87.9%)
 Consumer Discretionary -- (15.7%)
    *Asbury Automotive Group, Inc........ 279,819 $   8,875,859       0.3%
     Churchill Downs, Inc................ 117,187     7,655,827       0.2%
   #*Conn's, Inc......................... 303,338     7,683,552       0.2%
   #*Dorman Products, Inc................ 312,058     9,533,372       0.3%
    #Finish Line, Inc. Class A (The)..... 376,378     7,830,544       0.2%
    #KB Home............................. 521,279     8,330,038       0.2%
   #*La-Z-Boy, Inc....................... 515,798     8,366,244       0.3%
   #*Lumber Liquidators Holdings, Inc.... 155,431     8,676,158       0.3%
    *Meritage Homes Corp................. 217,518     8,043,816       0.2%
     Oxford Industries, Inc.............. 145,087     8,049,427       0.2%
    *Papa John's International, Inc...... 214,930    11,460,068       0.3%
    #Ryland Group, Inc. (The)............ 306,580    10,383,865       0.3%
    #Stage Stores, Inc................... 305,185     7,477,032       0.2%
    #Sturm Ruger & Co., Inc.............. 181,201     8,558,123       0.3%
     Other Securities....................           491,209,781      14.3%
                                                  -------------      ----
 Total Consumer Discretionary............           612,133,706      17.8%
                                                  -------------      ----
 Consumer Staples -- (4.1%)
    #Cal-Maine Foods, Inc................ 202,886     8,750,473       0.2%
   #*Elizabeth Arden, Inc................ 261,981    12,360,264       0.4%
     J & J Snack Foods Corp.............. 179,640    10,287,983       0.3%
     WD-40 Co............................ 162,424     7,773,613       0.2%
     Other Securities....................           119,761,926       3.5%
                                                  -------------      ----
 Total Consumer Staples..................           158,934,259       4.6%
                                                  -------------      ----
 Energy -- (3.9%)
     Other Securities....................           153,313,419       4.5%
                                                  -------------      ----
 Financials -- (15.6%)
    *Altisource Portfolio Solutions SA...  94,413    10,715,876       0.3%
    #Bank of the Ozarks, Inc............. 301,134     9,859,127       0.3%
     FBL Financial Group, Inc. Class A... 271,726     9,274,008       0.3%
     Horace Mann Educators Corp.......... 423,287     8,131,343       0.2%
     Infinity Property & Casualty Corp... 134,624     7,688,377       0.2%
   #*Texas Capital Bancshares, Inc....... 164,032     7,786,599       0.2%
   #*World Acceptance Corp............... 153,471    10,245,724       0.3%
     Other Securities....................           545,031,588      15.9%
                                                  -------------      ----
 Total Financials........................           608,732,642      17.7%
                                                  -------------      ----
 Health Care -- (10.1%)
   #*Air Methods Corp.................... 115,182    12,627,403       0.4%
    *Amsurg Corp......................... 286,077     8,158,916       0.2%
     Analogic Corp....................... 123,731     9,114,025       0.3%
    *Ariad Pharmaceuticals, Inc.......... 727,009    15,667,044       0.4%
    *Cyberonics, Inc..................... 211,757     9,793,761       0.3%
    *Hanger, Inc......................... 292,678     7,419,387       0.2%
   #*ICU Medical, Inc.................... 132,784     7,878,075       0.2%
     Other Securities....................           322,452,236       9.4%
                                                  -------------      ----
 Total Health Care.......................           393,110,847      11.4%
                                                  -------------      ----
 Industrials -- (14.9%)
     AZZ, Inc............................ 224,847     8,867,966       0.3%
    *Exponent, Inc....................... 135,915     7,472,607       0.2%
     Kaman Corp.......................... 234,532     8,724,590       0.3%
     Other Securities....................           557,738,161      16.2%
                                                  -------------      ----
 Total Industrials.......................          5 82,803,324      17.0%
                                                  -------------      ----

U.S. Micro Cap Portfolio
CONTINUED

                                                                      Percentage
                                           Shares        Value+     of Net Assets**
                                         ----------- -------------- ---------------
Information Technology -- (15.3%)
  #*3D Systems Corp.....................     227,661 $    9,903,254       0.3%
    Forrester Research, Inc.............     256,189      7,414,110       0.2%
   *iGATE Corp..........................     518,273      8,318,282       0.2%
    Loral Space & Communications,
      Inc...............................     103,555      8,145,636       0.2%
  #*Manhattan Associates, Inc...........     216,969     13,018,140       0.4%
    MTS Systems Corp....................     165,039      8,319,616       0.2%
  #*NetScout Systems, Inc...............     312,994      7,740,342       0.2%
   *OSI Systems, Inc....................     150,502     11,927,284       0.3%
  #*Stratasys, Inc......................     138,151      9,210,527       0.3%
  #*Tyler Technologies, Inc.............     251,629     12,030,382       0.4%
    Other Securities....................                500,280,360      14.6%
                                                     --------------      ----
Total Information Technology............                596,307,933      17.3%
                                                     --------------      ----
Materials -- (5.5%)
   #AMCOL International Corp............     265,253      8,376,690       0.3%
    Balchem Corp........................     220,033      7,663,749       0.2%
    Stepan Co...........................      82,995      7,950,921       0.2%
    Other Securities....................                189,087,399       5.5%
                                                     --------------      ----
    Total Materials.....................                213,078,759       6.2%
                                                     --------------      ----
Other -- (0.0%)
    Other Securities....................                      2,226       0.0%
                                                     --------------      ----
Telecommunication Services -- (1.0%)
    Other Securities....................                 39,869,468       1.2%
                                                     --------------      ----
Utilities -- (1.8%)
    CH Energy Group, Inc................     129,612      8,428,668       0.2%
   #MGE Energy, Inc.....................     194,367     10,231,479       0.3%
    Other Securities....................                 50,903,632       1.5%
                                                     --------------      ----
Total Utilities.........................                 69,563,779       2.0%
                                                     --------------      ----
TOTAL COMMON STOCKS.....................              3,427,850,362      99.7%
                                                     --------------      ----
PREFERRED STOCKS -- (0.0%)
Energy -- (0.0%)
    Other Securities....................                     55,563       0.0%
                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities....................                    134,261       0.0%
                                                     --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares..............   9,728,759      9,728,759       0.3%
                                                     --------------      ----

                                           Shares/
                                            Face
                                           Amount
                                            (000)
                                         -----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@DFA Short Term Investment Fund......  39,804,452    460,537,511      13.4%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.30%,
     11/01/12 (Collateralized by
     $1,251,975 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities ranging
     from 10/01/22 to 07/01/42,
     valued at $1,255,743) to be
     repurchased at $1,215,489.......... $     1,215      1,215,479       0.0%
                                                     --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.....                461,752,990      13.4%
                                                     --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  Percentage
                                                     Value+     of Net Assets**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,396,339,836)......................... $3,899,521,935      113.4%
                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                                Level 1       Level 2    Level 3     Total
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  612,071,742 $     61,964   --    $  612,133,706
   Consumer Staples.........    158,934,259           --   --       158,934,259
   Energy...................    153,224,174       89,245   --       153,313,419
   Financials...............    608,732,642           --   --       608,732,642
   Health Care..............    392,983,982      126,865   --       393,110,847
   Industrials..............    582,525,445      277,879   --       582,803,324
   Information Technology...    596,307,933           --   --       596,307,933
   Materials................    213,078,759           --   --       213,078,759
   Other....................             --        2,226   --             2,226
   Telecommunication
     Services...............     39,869,468           --   --        39,869,468
   Utilities................     69,563,779           --   --        69,563,779
Preferred Stocks
   Energy...................             --       55,563   --            55,563
Rights/Warrants.............        131,645        2,616   --           134,261
Temporary Cash Investments..      9,728,759           --   --         9,728,759
Securities Lending
  Collateral................             --  461,752,990   --       461,752,990
                             -------------- ------------   --    --------------
TOTAL....................... $3,437,152,587 $462,369,348   --    $3,899,521,935
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                         ---------- -------------- ---------------
COMMON STOCKS -- (86.8%)
Real Estate Investment Trusts -- (86.8%)
    Alexander's, Inc....................     48,481 $   21,523,625       0.6%
   #Alexandria Real Estate
     Equities, Inc......................    539,876     38,023,467       1.0%
   #American Campus Communities,
     Inc................................    673,380     30,510,848       0.8%
    American Tower Corp.................    520,737     39,206,289       1.1%
   #Apartment Investment &
     Management Co. Class A.............  1,273,483     33,989,261       0.9%
   #AvalonBay Communities, Inc..........    849,330    115,135,175       3.1%
   #BioMed Realty Trust, Inc............  1,336,668     25,557,092       0.7%
    Boston Properties, Inc..............  1,340,610    142,506,843       3.8%
   #BRE Properties, Inc.................    679,953     32,875,728       0.9%
   #Camden Property Trust...............    719,928     47,248,875       1.3%
   #CBL & Associates Properties,
     Inc................................  1,239,184     27,720,546       0.7%
   #DDR Corp............................  2,189,719     33,634,084       0.9%
   #Digital Realty Trust, Inc...........  1,044,384     64,156,509       1.7%
   #Douglas Emmett, Inc.................  1,175,786     27,572,182       0.7%
   #Duke Realty Corp....................  2,348,436     34,005,353       0.9%
    Equity Lifestyle Properties,
      Inc...............................    350,533     23,601,387       0.6%
   #Equity Residential..................  2,633,782    151,205,425       4.1%
   #Essex Property Trust, Inc...........    312,386     46,857,900       1.3%
   #Extra Space Storage, Inc............    865,728     29,858,959       0.8%
   #Federal Realty Investment
     Trust..............................    577,049     62,223,194       1.7%
   #General Growth Properties, Inc......  3,768,676     74,092,170       2.0%
   #HCP, Inc............................  3,758,294    166,492,424       4.5%
    Health Care REIT, Inc...............  2,030,477    120,671,248       3.2%
   #Highwoods Properties, Inc...........    672,870     21,700,057       0.6%
    Home Properties, Inc................    436,266     26,520,610       0.7%
   #Hospitality Properties Trust........  1,129,465     26,113,231       0.7%
   #Host Hotels & Resorts, Inc..........  6,322,617     91,425,042       2.5%
   #Kilroy Realty Corp..................    632,753     28,100,561       0.8%
    Kimco Realty Corp...................  3,688,342     71,996,436       1.9%
    Liberty Property Trust..............  1,048,979     36,840,142       1.0%
   #Macerich Co. (The)..................  1,164,780     66,392,460       1.8%
   #Mack-Cali Realty Corp...............    789,496     20,519,001       0.6%
   #Mid-America Apartment
     Communities, Inc...................    346,446     22,418,521       0.6%
   #National Retail Properties,
     Inc................................    946,624     29,989,048       0.8%
   #Omega Healthcare Investors,
     Inc................................    950,897     21,813,577       0.6%
   #Piedmont Office Realty Trust,
     Inc. Class A.......................  1,476,624     26,283,907       0.7%
   #Post Properties, Inc................    471,637     23,020,602       0.6%
    Prologis, Inc.......................  4,030,920    138,220,247       3.7%
    Public Storage......................  1,324,670    183,639,002       4.9%
   #Realty Income Corp..................  1,167,664     45,854,165       1.2%
   #Regency Centers Corp................    783,534     37,625,303       1.0%
   #Senior Housing Properties
     Trust..............................  1,479,083     32,510,244       0.9%
    Simon Property Group, Inc...........  2,702,036    411,276,900      11.1%
   #SL Green Realty Corp................    788,844     59,399,953       1.6%
   #Tanger Factory Outlet
     Centers, Inc.......................    813,719     25,607,737       0.7%
   #Taubman Centers, Inc................    533,326     41,892,757       1.1%
   #UDR, Inc............................  2,188,706     53,119,895       1.4%
   #Ventas, Inc.........................  2,520,962    159,501,266       4.3%
    Vornado Realty Trust................  1,508,390    120,987,962       3.3%
   #Weingarten Realty Investors.........  1,049,531     28,337,337       0.8%
    Other Securities....................               464,012,068      12.5%
                                                    --------------      ----
TOTAL COMMON STOCKS.....................             3,703,786,615      99.7%
                                                    --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............... 26,648,404     26,648,404       0.7%
                                                    --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                           Shares/
                                            Face
                                           Amount                     Percentage
                                            (000)        Value+     of Net Assets**
                                         ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (12.6%)
(S)@DFA Short Term Investment
  Fund..................................  46,255,311 $  535,173,950       14.4%
   @Repurchase Agreement,
     JPMorgan Securities LLC
     0.30%, 11/01/12
     (Collateralized by
     $1,454,876 FNMA, rates
     ranging from 2.500% to
     5.500%, maturities
     ranging from 10/01/22 to
     07/01/42, valued at
     $1,459,254) to be
     repurchased at $1,412,477.......... $     1,412      1,412,465        0.0%
                                                     --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL............................                536,586,415       14.4%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)...........
  (Cost $3,188,947,605)                              $4,267,021,434      114.8%
                                                     ==============      =====

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investment in Securities (Market Value)
                                  --------------------------------------------------
                                     Level 1       Level 2    Level 3     Total
                                  -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts. $3,703,786,615           --   --    $3,703,786,615
Temporary Cash Investments.......     26,648,404           --   --        26,648,404
Securities Lending Collateral....             -- $536,586,415   --       536,586,415
                                  -------------- ------------   --    --------------
TOTAL............................ $3,730,435,019 $536,586,415   --    $4,267,021,434
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
COMMON STOCKS -- (88.2%)
AUSTRALIA -- (7.0%)
    Australia & New Zealand Banking
      Group, Ltd.......................... 489,886 $ 12,923,873       0.6%
    BHP Billiton, Ltd..................... 358,448   12,691,074       0.6%
   #Commonwealth Bank of Australia NL..... 268,839   16,099,654       0.8%
   #National Australia Bank, Ltd.......... 413,524   11,051,380       0.5%
    Westpac Banking Corp.................. 459,483   12,147,841       0.6%
    Other Securities......................           97,828,712       4.8%
                                                   ------------      ----
TOTAL AUSTRALIA...........................          162,742,534       7.9%
                                                   ------------      ----
AUSTRIA -- (0.2%)
    Other Securities......................            5,523,447       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
    Anheuser-Busch InBev NV............... 107,124    8,958,854       0.4%
    Other Securities......................           10,625,851       0.5%
                                                   ------------      ----
TOTAL BELGIUM.............................           19,584,705       0.9%
                                                   ------------      ----
CANADA -- (9.8%)
    Bank of Montreal...................... 121,090    7,155,676       0.3%
    Bank of Nova Scotia................... 196,237   10,659,181       0.5%
    Barrick Gold Corp..................... 182,000    7,360,180       0.4%
   #Royal Bank of Canada.................. 243,989   13,910,121       0.7%
    Suncor Energy, Inc.................... 279,079    9,366,436       0.5%
   #Toronto Dominion Bank................. 160,784   13,076,830       0.6%
    Other Securities......................          165,490,762       8.0%
                                                   ------------      ----
TOTAL CANADA..............................          227,019,186      11.0%
                                                   ------------      ----
DENMARK -- (1.0%)
    Other Securities......................           23,363,099       1.1%
                                                   ------------      ----
FINLAND -- (0.6%)
    Other Securities......................           14,738,094       0.7%
                                                   ------------      ----
FRANCE -- (7.2%)
    BNP Paribas SA........................ 179,515    9,111,582       0.4%
    LVMH Moet Hennessy Louis Vuitton SA...  43,329    7,044,432       0.3%
    Sanofi SA............................. 147,776   12,978,720       0.6%
    Total SA.............................. 229,954   11,582,771       0.6%
    Total SA Sponsored ADR................ 144,707    7,293,233       0.4%
    Other Securities......................          119,144,573       5.8%
                                                   ------------      ----
TOTAL FRANCE..............................          167,155,311       8.1%
                                                   ------------      ----
GERMANY -- (6.4%)
    Allianz SE............................  59,747    7,422,057       0.4%
    BASF SE............................... 137,393   11,396,744       0.5%
    Bayer AG.............................. 104,450    9,107,269       0.4%
    Daimler AG............................ 168,780    7,906,432       0.4%
    SAP AG................................ 103,483    7,546,254       0.4%
   #Siemens AG Sponsored ADR..............  67,650    6,826,562       0.3%
    Other Securities......................           98,406,795       4.8%
                                                   ------------      ----
TOTAL GERMANY.............................          148,612,113       7.2%
                                                   ------------      ----
GREECE -- (0.1%)
    Other Securities......................            1,180,568       0.1%
                                                   ------------      ----
HONG KONG -- (2.4%)
    Other Securities......................           54,810,518       2.7%
                                                   ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
IRELAND -- (0.3%)
    Other Securities....................           $  5,766,422       0.3%
                                                   ------------      ----
ISRAEL -- (0.4%)
    Other Securities....................              9,597,458       0.5%
                                                   ------------      ----
ITALY -- (1.7%)
    Other Securities....................             38,182,893       1.9%
                                                   ------------      ----
JAPAN -- (15.7%)
    Sumitomo Mitsui Financial Group,
      Inc...............................   251,740    7,692,420       0.4%
    Toyota Motor Corp...................   317,100   12,226,476       0.6%
    Other Securities....................            343,552,324      16.7%
                                                   ------------      ----
TOTAL JAPAN.............................            363,471,220      17.7%
                                                   ------------      ----
NETHERLANDS -- (2.0%)
    Unilever NV.........................   271,974    9,996,249       0.5%
    Other Securities....................             36,987,162       1.8%
                                                   ------------      ----
TOTAL NETHERLANDS.......................             46,983,411       2.3%
                                                   ------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities....................              2,282,663       0.1%
                                                   ------------      ----
NORWAY -- (0.9%)
    Other Securities....................             21,438,761       1.0%
                                                   ------------      ----
PORTUGAL -- (0.2%)
    Other Securities....................              3,409,590       0.2%
                                                   ------------      ----
SINGAPORE -- (1.4%)
    Other Securities....................             32,746,308       1.6%
                                                   ------------      ----
SPAIN -- (2.2%)
    Other Securities....................             51,685,586       2.5%
                                                   ------------      ----
SWEDEN -- (2.5%)
    Other Securities....................             58,081,987       2.8%
                                                   ------------      ----
SWITZERLAND -- (6.8%)
    Nestle SA...........................   548,594   34,829,262       1.7%
    Novartis AG.........................   262,271   15,815,092       0.8%
   #Novartis AG ADR.....................   147,100    8,893,666       0.4%
    Roche Holding AG Genusschein........   116,708   22,480,903       1.1%
    UBS AG..............................   640,816    9,614,543       0.4%
    Zurich Insurance Group AG...........    31,032    7,650,000       0.4%
    Other Securities....................             57,263,238       2.8%
                                                   ------------      ----
TOTAL SWITZERLAND.......................            156,546,704       7.6%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C................   247,137    7,615,400       0.4%
    BG Group P.L.C......................   510,495    9,478,376       0.5%
   #BHP Billiton P.L.C. ADR.............   113,263    7,246,567       0.3%
    BP P.L.C. Sponsored ADR.............   517,641   22,201,622       1.1%
    British American Tobacco P.L.C......   293,586   14,561,859       0.7%
    Diageo P.L.C. Sponsored ADR.........    63,791    7,287,484       0.3%
    GlaxoSmithKline P.L.C...............   538,836   12,074,039       0.6%
    GlaxoSmithKline P.L.C. Sponsored
      ADR...............................   154,591    6,941,136       0.3%
    HSBC Holdings P.L.C................. 1,623,467   16,006,352       0.8%
   #HSBC Holdings P.L.C. Sponsored ADR..   343,138   16,937,292       0.8%
    Rio Tinto P.L.C.....................   150,148    7,500,915       0.4%
    Royal Dutch Shell P.L.C. ADR........   425,120   30,026,226       1.5%
    Royal Dutch Shell P.L.C. Series B...   306,534   10,842,936       0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    SABmiller P.L.C..........................................................     162,396 $    6,969,775        0.3%
    Standard Chartered P.L.C.................................................     452,395     10,711,236        0.5%
    Tesco P.L.C..............................................................   1,441,004      7,456,436        0.4%
    Vodafone Group P.L.C.....................................................   2,870,219      7,794,527        0.4%
    Vodafone Group P.L.C. Sponsored ADR......................................     680,782     18,530,886        0.9%
    Other Securities.........................................................                206,843,125       10.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                427,026,189       20.8%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              2,041,948,767       99.3%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  1,284,218        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                     14,929        0.0%
                                                                                          --------------      -----
FRANCE -- (0.0%)
    Other Securities.........................................................                         15        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                     30,902        0.0%
                                                                                          --------------      -----
SPAIN -- (0.0%)
    Other Securities.........................................................                          7        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                     45,853        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........................................  23,336,214    270,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,348,839) to be repurchased at $1,322,404............................. $     1,322      1,322,391        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                271,322,391       13.2%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,152,738,602)                                                                   $2,314,601,229      112.6%
                                                                                          ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia................. $  9,177,915 $  153,564,619   --    $  162,742,534
    Austria...................       31,272      5,492,175   --         5,523,447
    Belgium...................    2,868,310     16,716,395   --        19,584,705
    Canada....................  227,019,186             --   --       227,019,186
    Denmark...................    4,252,654     19,110,445   --        23,363,099
    Finland...................      792,236     13,945,858   --        14,738,094
    France....................   15,010,442    152,144,869   --       167,155,311
    Germany...................   26,003,248    122,608,865   --       148,612,113
    Greece....................           --      1,180,568   --         1,180,568
    Hong Kong.................           --     54,810,518   --        54,810,518
    Ireland...................    1,928,356      3,838,066   --         5,766,422
    Israel....................    5,521,012      4,076,446   --         9,597,458
    Italy.....................    5,535,992     32,646,901   --        38,182,893
    Japan.....................   29,715,898    333,755,322   --       363,471,220
    Netherlands...............    3,974,503     43,008,908   --        46,983,411
    New Zealand...............           --      2,282,663   --         2,282,663
    Norway....................    1,169,239     20,269,522   --        21,438,761
    Portugal..................      101,703      3,307,887   --         3,409,590
    Singapore.................           --     32,746,308   --        32,746,308
    Spain.....................   17,713,982     33,971,604   --        51,685,586
    Sweden....................      604,690     57,477,297   --        58,081,987
    Switzerland...............   17,129,641    139,417,063   --       156,546,704
    United Kingdom............  145,465,749    281,560,440   --       427,026,189
Preferred Stocks
    Germany...................           --      1,284,218   --         1,284,218
Rights/Warrants
    Australia.................           --         14,929   --            14,929
    France....................           --             15   --                15
    Hong Kong.................           --         30,902   --            30,902
    Spain.....................           --              7   --                 7
Securities Lending Collateral.           --    271,322,391   --       271,322,391
                               ------------ --------------   --    --------------
TOTAL......................... $514,016,028 $1,800,585,201   --    $2,314,601,229
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2012

                                                                       Percentage
                                                Shares    Value++    of Net Assets**
                                                ------- ------------ ---------------
COMMON STOCKS -- (89.3%)
AUSTRALIA -- (6.2%)
   #Australia & New Zealand Banking Group, Ltd. 811,349 $ 21,404,514       0.3%
   #Commonwealth Bank of Australia NL.......... 291,226   17,440,319       0.3%
   #National Australia Bank, Ltd............... 935,297   24,995,703       0.4%
   #Wesfarmers, Ltd............................ 461,899   16,651,241       0.3%
    Westpac Banking Corp....................... 659,750   17,442,513       0.3%
    Other Securities...........................          351,644,182       5.4%
                                                        ------------      ----
TOTAL AUSTRALIA................................          449,578,472       7.0%
                                                        ------------      ----
AUSTRIA -- (0.5%)
    Other Securities...........................           32,391,602       0.5%
                                                        ------------      ----
BELGIUM -- (0.9%)
    Other Securities...........................           65,997,964       1.0%
                                                        ------------      ----
CANADA -- (9.9%)
   #Bank of Montreal........................... 273,400   16,156,263       0.3%
    Bank of Nova Scotia........................ 264,875   14,387,453       0.2%
    Canadian Natural Resources, Ltd............ 474,950   14,313,887       0.2%
   #Royal Bank of Canada....................... 326,040   18,587,953       0.3%
    Suncor Energy, Inc......................... 654,429   21,963,915       0.3%
   #Toronto Dominion Bank...................... 350,772   28,528,871       0.4%
    Other Securities...........................          600,337,278       9.3%
                                                        ------------      ----
TOTAL CANADA...................................          714,275,620      11.0%
                                                        ------------      ----
CHINA -- (0.0%)
    Other Securities...........................              147,959       0.0%
                                                        ------------      ----
DENMARK -- (0.9%)
    Other Securities...........................           63,928,182       1.0%
                                                        ------------      ----
FINLAND -- (1.3%)
    Other Securities...........................           92,159,069       1.4%
                                                        ------------      ----
FRANCE -- (6.7%)
    BNP Paribas SA............................. 500,741   25,415,940       0.4%
   #GDF Suez SA................................ 659,288   15,132,134       0.2%
    Sanofi SA ADR.............................. 562,231   24,653,829       0.4%
   *Societe Generale SA........................ 601,863   19,194,589       0.3%
   #Total SA Sponsored ADR..................... 594,342   29,954,837       0.5%
    Other Securities...........................          366,981,725       5.6%
                                                        ------------      ----
TOTAL FRANCE...................................          481,333,054       7.4%
                                                        ------------      ----
GERMANY -- (5.3%)
    Daimler AG................................. 415,333   19,456,109       0.3%
    Deutsche Bank AG........................... 338,130   15,402,110       0.3%
    E.ON AG.................................... 609,873   13,883,743       0.2%
   #Siemens AG Sponsored ADR................... 200,444   20,226,804       0.3%
    Other Securities...........................          316,171,125       4.9%
                                                        ------------      ----
TOTAL GERMANY..................................          385,139,891       6.0%
                                                        ------------      ----
GREECE -- (0.3%)
    Other Securities...........................           21,713,011       0.3%
                                                        ------------      ----
HONG KONG -- (2.4%)
    Other Securities...........................          170,749,434       2.6%
                                                        ------------      ----
IRELAND -- (0.5%)
    Other Securities...........................           36,568,747       0.6%
                                                        ------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                           ---------- -------------- ---------------
ISRAEL -- (0.5%)
    Other Securities......................            $   38,192,757       0.6%
                                                      --------------      ----
ITALY -- (2.0%)
    Other Securities......................               144,759,479       2.2%
                                                      --------------      ----
JAPAN -- (16.9%)
    Mitsubishi UFJ Financial Group, Inc...  4,203,900     19,018,309       0.3%
    Mizuho Financial Group, Inc........... 10,641,060     16,649,856       0.3%
    Sumitomo Mitsui Financial Group, Inc..    634,770     19,396,670       0.3%
   #Toyota Motor Corp. Sponsored ADR......    360,892     27,958,303       0.4%
    Other Securities......................             1,141,756,436      17.6%
                                                      --------------      ----
TOTAL JAPAN...............................             1,224,779,574      18.9%
                                                      --------------      ----
NETHERLANDS -- (2.3%)
   *ING Groep NV Sponsored ADR............  1,565,969     13,874,485       0.2%
    Koninklijke Philips Electronics NV....    589,853     14,773,412       0.2%
    Other Securities......................               140,860,671       2.2%
                                                      --------------      ----
TOTAL NETHERLANDS.........................               169,508,568       2.6%
                                                      --------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................                18,364,661       0.3%
                                                      --------------      ----
NORWAY -- (1.1%)
    Other Securities......................                79,436,045       1.2%
                                                      --------------      ----
PORTUGAL -- (0.3%)
    Other Securities......................                20,759,987       0.3%
                                                      --------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................               117,743,734       1.8%
                                                      --------------      ----
SPAIN -- (2.0%)
    Banco Santander SA....................  2,240,231     16,867,084       0.3%
   #Banco Santander SA Sponsored ADR......  2,229,277     16,630,406       0.2%
    Other Securities......................               109,877,111       1.7%
                                                      --------------      ----
TOTAL SPAIN...............................               143,374,601       2.2%
                                                      --------------      ----
SWEDEN -- (2.8%)
    Other Securities......................               204,867,857       3.2%
                                                      --------------      ----
SWITZERLAND -- (5.9%)
    Holcim, Ltd...........................    208,137     14,204,567       0.2%
    Nestle SA.............................    587,284     37,285,622       0.6%
   #Novartis AG ADR.......................    737,597     44,595,115       0.7%
    Roche Holding AG Genusschein..........     82,873     15,963,429       0.3%
    Swiss Re, Ltd.........................    321,123     22,220,864       0.3%
    UBS AG................................  1,749,489     26,248,623       0.4%
    Zurich Insurance Group AG.............    133,176     32,830,510       0.5%
    Other Securities......................               233,502,910       3.6%
                                                      --------------      ----
TOTAL SWITZERLAND.........................               426,851,640       6.6%
                                                      --------------      ----
UNITED KINGDOM -- (18.7%)
    Anglo American P.L.C..................    582,539     17,950,640       0.3%
   #AstraZeneca P.L.C. Sponsored ADR......    424,722     19,707,101       0.3%
    Barclays P.L.C. Sponsored ADR.........  1,811,137     26,804,828       0.4%
    BG Group P.L.C........................    933,234     17,327,384       0.3%
   #BHP Billiton P.L.C. ADR...............    247,566     15,839,273       0.3%
    BP P.L.C. Sponsored ADR...............  1,479,807     63,468,922       1.0%
   #HSBC Holdings P.L.C. Sponsored ADR....  1,761,750     86,959,980       1.3%
   *Lloyds Banking Group P.L.C............ 23,313,762     15,352,299       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #Prudential P.L.C. ADR....................................................     651,676 $   17,908,056        0.3%
   #Rio Tinto P.L.C. Sponsored ADR...........................................     307,543     15,370,999        0.2%
   #Royal Dutch Shell P.L.C. ADR.............................................   1,426,690    100,767,115        1.6%
    SABmiller P.L.C..........................................................     323,061     13,865,258        0.2%
    Standard Chartered P.L.C.................................................   1,125,564     26,649,679        0.4%
    Tesco P.L.C..............................................................   3,732,880     19,315,686        0.3%
    Vodafone Group P.L.C. Sponsored ADR......................................   2,412,945     65,680,363        1.0%
    Other Securities.........................................................                829,016,053       12.8%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................              1,351,983,636       20.9%
                                                                                          --------------      -----
UNITED STATES -- (0.0%)
    Other Securities.........................................................                    506,366        0.0%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              6,455,111,910       99.6%
                                                                                          --------------      -----
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities.........................................................                  3,716,814        0.1%
                                                                                          --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities.........................................................                      1,214        0.0%
                                                                                          --------------      -----
TOTAL PREFERRED STOCKS.......................................................                  3,718,028        0.1%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................................................                    323,953        0.0%
                                                                                          --------------      -----
BELGIUM -- (0.0%)
    Other Securities.........................................................                        704        0.0%
                                                                                          --------------      -----
CANADA -- (0.0%)
    Other Securities.........................................................                        603        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.0%)
    Other Securities.........................................................                    283,649        0.0%
                                                                                          --------------      -----
ITALY -- (0.0%)
    Other Securities.........................................................                      3,518        0.0%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
    Other Securities.........................................................                     26,839        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                    639,266        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund...........................................  66,119,274    765,000,000       11.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $7,529,026) to be repurchased at $7,381,470............................. $     7,381      7,381,398        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                772,381,398       11.9%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,513,353,611)......................................................             $7,231,850,602      111.6%
                                                                                          ==============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
    Australia................. $   24,824,894 $  424,753,578   --    $  449,578,472
    Austria...................         54,726     32,336,876   --        32,391,602
    Belgium...................      9,754,099     56,243,865   --        65,997,964
    Canada....................    714,070,628        204,992   --       714,275,620
    China.....................         70,633         77,326   --           147,959
    Denmark...................      4,096,211     59,831,971   --        63,928,182
    Finland...................      2,272,148     89,886,921   --        92,159,069
    France....................     79,612,438    401,720,616   --       481,333,054
    Germany...................     62,450,948    322,688,943   --       385,139,891
    Greece....................      1,824,911     19,888,100   --        21,713,011
    Hong Kong.................        120,183    170,629,251   --       170,749,434
    Ireland...................     10,484,484     26,084,263   --        36,568,747
    Israel....................     10,688,742     27,504,015   --        38,192,757
    Italy.....................     15,876,853    128,882,626   --       144,759,479
    Japan.....................     78,891,497  1,145,888,077   --     1,224,779,574
    Netherlands...............     30,237,911    139,270,657   --       169,508,568
    New Zealand...............        144,091     18,220,570   --        18,364,661
    Norway....................      9,264,269     70,171,776   --        79,436,045
    Portugal..................        196,831     20,563,156   --        20,759,987
    Singapore.................             --    117,743,734   --       117,743,734
    Spain.....................     32,530,839    110,843,762   --       143,374,601
    Sweden....................      6,728,083    198,139,774   --       204,867,857
    Switzerland...............     72,598,940    354,252,700   --       426,851,640
    United Kingdom............    494,390,977    857,592,659   --     1,351,983,636
    United States.............        506,366             --   --           506,366
Preferred Stocks
    Germany...................             --      3,716,814   --         3,716,814
    United Kingdom............             --          1,214   --             1,214
Rights/Warrants
    Australia.................             --        323,953   --           323,953
    Belgium...................             --            704   --               704
    Canada....................             24            579   --               603
    Hong Kong.................             --        283,649   --           283,649
    Italy.....................             --          3,518   --             3,518
    Singapore.................             --         26,839   --            26,839
Securities Lending Collateral.             --    772,381,398   --       772,381,398
                               -------------- --------------   --    --------------
TOTAL......................... $1,661,691,726 $5,570,158,876   --    $7,231,850,602
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                   Value+
                                                               --------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company............................. $2,138,832,833
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.........................  1,433,515,437
   Investment in The Japanese Small Company Series of The
     DFA Investment Trust Company.............................  1,392,642,047
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.........................    765,581,971
   Investment in The Canadian Small Company Series of The
     DFA Investment Trust Company.............................    689,084,996
                                                               --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,321,775,249)................................  6,419,657,284
                                                               --------------
       TOTAL INVESTMENTS--(100.0%) (Cost $6,321,775,249)...... $6,419,657,284
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,419,657,284   --      --    $6,419,657,284
                                  --------------   --      --    --------------
TOTAL............................ $6,419,657,284   --      --    $6,419,657,284
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2012

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Japanese Small Company Series of The
      DFA Investment Trust Company............................ $294,087,384
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $363,670,987)................................. $294,087,384
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                  Value+
                                                               ------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company........................ $238,281,823
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $225,784,642)................................. $238,281,823
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company......................................... $31,322,321
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,146,735)............................................ $31,322,321
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                      Value+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company........................................ $106,352,698
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $108,971,167).......................................... $106,352,698
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (91.3%)
 AUSTRALIA -- (24.5%)
     CFS Retail Property Trust Group... 10,743,924 $ 21,769,204       1.4%
    #Commonwealth Property Office Fund. 12,593,964   14,099,725       0.9%
     Dexus Property Group.............. 25,577,769   26,105,656       1.7%
     Goodman Group.....................  8,720,577   40,033,772       2.6%
     GPT Group.........................  9,010,486   33,274,608       2.2%
     Investa Office Fund...............  3,287,999   10,135,818       0.7%
     Stockland Trust Group............. 11,954,193   42,891,997       2.8%
     Westfield Group................... 12,039,316  133,084,688       8.7%
     Westfield Retail Trust............ 15,744,367   50,556,567       3.3%
     Other Securities..................              37,139,928       2.4%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             409,091,963      26.7%
                                                   ------------      ----
 BELGIUM -- (1.2%)
     Cofinimmo SA......................     78,243    8,895,299       0.6%
     Other Securities..................              11,918,425       0.8%
                                                   ------------      ----
 TOTAL BELGIUM.........................              20,813,724       1.4%
                                                   ------------      ----
 CANADA -- (7.2%)
    #Boardwalk REIT....................    129,784    8,351,657       0.5%
    #Calloway REIT.....................    296,195    8,585,577       0.6%
    #Canadian REIT.....................    191,445    7,981,747       0.5%
    #Cominar REIT......................    332,264    7,934,414       0.5%
    #Dundee REIT.......................    260,863    9,572,595       0.6%
    #H&R REIT..........................    633,619   15,308,362       1.0%
    #RioCan REIT.......................    826,910   22,553,220       1.5%
     Other Securities..................              39,624,002       2.6%
                                                   ------------      ----
 TOTAL CANADA..........................             119,911,574       7.8%
                                                   ------------      ----
 CHINA -- (0.1%)
     Other Securities..................               1,652,960       0.1%
                                                   ------------      ----
 FRANCE -- (10.9%)
     Fonciere des Regions SA...........    163,879   13,190,201       0.9%
     Gecina SA.........................    119,620   13,269,206       0.9%
    #ICADE SA..........................    121,792   10,961,372       0.7%
     Klepierre SA......................    601,899   22,326,321       1.4%
     Unibail-Rodamco SE................    472,896  106,512,511       6.9%
     Other Securities..................              15,122,081       1.0%
                                                   ------------      ----
 TOTAL FRANCE..........................             181,381,692      11.8%
                                                   ------------      ----
 GERMANY -- (0.3%)
     Other Securities..................               5,567,788       0.4%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities..................                 361,217       0.0%
                                                   ------------      ----
 HONG KONG -- (4.6%)
    #Link REIT (The)................... 12,861,583   63,830,861       4.2%
     Other Securities..................              12,141,084       0.8%
                                                   ------------      ----
 TOTAL HONG KONG.......................              75,971,945       5.0%
                                                   ------------      ----
 ISRAEL -- (0.0%)
     Other Securities..................                 757,218       0.1%
                                                   ------------      ----
 ITALY -- (0.2%)
     Other Securities..................               3,398,844       0.2%
                                                   ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
JAPAN -- (15.2%)
    Advance Residence Investment Corp..      6,285 $ 13,627,451       0.9%
   #Frontier Real Estate Investment
     Corp..............................      1,211   10,702,727       0.7%
    Japan Logistics Fund, Inc..........        813    7,428,117       0.5%
    Japan Prime Realty Investment
      Corp.............................      4,465   13,456,668       0.9%
    Japan Real Estate Investment Corp..      3,170   31,742,207       2.1%
    Japan Retail Fund Investment Corp..     10,863   19,804,181       1.3%
    MORI TRUST Sogo REIT, Inc..........        967    8,852,471       0.6%
    Nippon Accommodations Fund, Inc....      1,021    7,254,453       0.5%
   #Nippon Building Fund, Inc..........      3,534   37,966,559       2.5%
   #Nomura Real Estate Office Fund,
     Inc...............................      1,574    9,902,152       0.6%
   #ORIX JREIT, Inc....................      1,594    7,761,405       0.5%
   #United Urban Investment Corp.......     12,105   14,554,764       0.9%
    Other Securities...................              70,803,716       4.6%
                                                   ------------      ----
TOTAL JAPAN............................             253,856,871      16.6%
                                                   ------------      ----
MALAYSIA -- (0.3%)
    Other Securities...................               4,702,302       0.3%
                                                   ------------      ----
MEXICO -- (0.1%)
    Other Securities...................               1,768,355       0.1%
                                                   ------------      ----
NETHERLANDS -- (2.4%)
    Corio NV...........................    369,283   16,450,697       1.1%
   #Eurocommercial Properties NV.......    214,239    8,401,590       0.6%
    Other Securities...................              14,403,814       0.9%
                                                   ------------      ----
TOTAL NETHERLANDS......................              39,256,101       2.6%
                                                   ------------      ----
NEW ZEALAND -- (0.6%)
    Other Securities...................              10,717,769       0.7%
                                                   ------------      ----
SINGAPORE -- (8.1%)
    Ascendas REIT...................... 10,362,000   19,992,929       1.3%
   #CapitaCommercial Trust............. 10,793,000   13,847,973       0.9%
    CapitaMall Trust................... 12,717,300   21,881,382       1.4%
    CDL Hospitality Trusts.............  4,451,000    7,058,939       0.5%
    Suntec REIT........................ 10,956,000   14,390,048       0.9%
    Other Securities...................              57,469,214       3.8%
                                                   ------------      ----
TOTAL SINGAPORE........................             134,640,485       8.8%
                                                   ------------      ----
SOUTH AFRICA -- (1.3%)
    Other Securities...................              21,317,137       1.4%
                                                   ------------      ----
TAIWAN -- (0.6%)
    Other Securities...................               9,314,322       0.6%
                                                   ------------      ----
TURKEY -- (0.7%)
    Other Securities...................              10,969,854       0.7%
                                                   ------------      ----
UNITED KINGDOM -- (13.0%)
    British Land Co. P.L.C.............  4,755,450   40,619,859       2.6%
    Capital Shopping Centres Group
      P.L.C............................  3,132,277   16,860,712       1.1%
    Derwent London P.L.C...............    491,732   16,363,554       1.1%
    Great Portland Estates P.L.C.......  1,676,684   12,661,329       0.8%
    Hammerson P.L.C....................  3,924,681   29,928,470       1.9%
    Land Securities Group P.L.C........  4,331,787   56,292,926       3.7%
    Segro P.L.C........................  3,971,466   15,227,757       1.0%
    Shaftesbury P.L.C..................  1,317,725   11,669,264       0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Other Securities.........................................................             $   16,948,860        1.1%
                                                                                          --------------      -----
TOTAL UNITED KINGDOM.........................................................                216,572,731       14.1%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,522,024,852       99.4%
                                                                                          --------------      -----

RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
    Other Securities.........................................................                         --        0.0%
                                                                                          --------------      -----

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund...........................................  12,445,981    144,000,000        9.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $226,983) to be repurchased at $222,534................................. $       223        222,532        0.0%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                144,222,532        9.4%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,504,164,154)                                                                   $1,666,247,384      108.8%
                                                                                          ==============      =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investment in Securities (Market Value)
                             --------------------------------------------------
                               Level 1       Level 2     Level 3     Total
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................           -- $  409,091,963   --    $  409,091,963
   Belgium..................           --     20,813,724   --        20,813,724
   Canada................... $119,911,574             --   --       119,911,574
   China....................           --      1,652,960   --         1,652,960
   France...................           --    181,381,692   --       181,381,692
   Germany..................           --      5,567,788   --         5,567,788
   Greece...................           --        361,217   --           361,217
   Hong Kong................           --     75,971,945   --        75,971,945
   Israel...................           --        757,218   --           757,218
   Italy....................           --      3,398,844   --         3,398,844
   Japan....................           --    253,856,871   --       253,856,871
   Malaysia.................           --      4,702,302   --         4,702,302
   Mexico...................    1,768,355             --   --         1,768,355
   Netherlands..............           --     39,256,101   --        39,256,101
   New Zealand..............           --     10,717,769   --        10,717,769
   Singapore................           --    134,640,485   --       134,640,485
   South Africa.............           --     21,317,137   --        21,317,137
   Taiwan...................           --      9,314,322   --         9,314,322
   Turkey...................           --     10,969,854   --        10,969,854
   United Kingdom...........           --    216,572,731   --       216,572,731
Rights/Warrants
   Netherlands..............           --             --   --                --
Securities Lending
  Collateral................           --    144,222,532   --       144,222,532
                             ------------ --------------   --    --------------
TOTAL....................... $121,679,929 $1,544,567,455   --    $1,666,247,384
                             ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                        Shares       Value+
                                                      ---------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (99.8%)
 Investment in DFA Real Estate Securities Portfolio
   of DFA Investment Dimensions Group Inc............ 30,118,595 $  777,963,309
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment Dimensions
   Group Inc......................................... 93,734,436    531,474,252
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $1,003,592,208)..........................             1,309,437,561
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds TempCash
      Portfolio-Institutional Shares
      (Cost $2,168,186)..............................  2,168,186      2,168,186
                                                                 --------------
    TOTAL INVESTMENTS - (100.0%)
      (Cost $1,005,760,394)..........................            $1,311,605,747
                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,309,437,561   --      --    $1,309,437,561
Temporary Cash Investments.......      2,168,186   --      --         2,168,186
                                  --------------   --      --    --------------
TOTAL............................ $1,311,605,747   --      --    $1,311,605,747
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (90.8%)
 AUSTRALIA -- (6.0%)
     Beach Energy, Ltd................. 23,727,789 $ 33,888,804       0.4%
    #Primary Health Care, Ltd.......... 10,254,873   41,363,668       0.5%
     Other Securities..................             466,530,438       5.6%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             541,782,910       6.5%
                                                   ------------      ----
 AUSTRIA -- (0.6%)
     Other Securities..................              56,347,784       0.7%
                                                   ------------      ----
 BELGIUM -- (0.8%)
     Other Securities..................              72,506,984       0.9%
                                                   ------------      ----
 CANADA -- (10.1%)
     Aimia, Inc........................  2,476,260   37,091,214       0.4%
    *Canfor Corp.......................  2,464,506   35,138,489       0.4%
    *Celestica, Inc....................  4,577,603   33,229,158       0.4%
     Dorel Industries, Inc. Class B....    842,000   30,105,452       0.4%
     HudBay Minerals, Inc..............  4,193,216   38,919,762       0.5%
     Laurentian Bank of Canada.........    707,853   31,503,445       0.4%
    *Petrobank Energy & Resources, Ltd.  2,532,239   34,785,801       0.4%
    #RONA, Inc.........................  3,166,544   32,529,403       0.4%
     Sherritt International Corp.......  7,300,339   31,576,936       0.4%
     West Fraser Timber Co., Ltd.......    659,979   39,972,095       0.5%
     Other Securities..................             571,595,590       6.9%
                                                   ------------      ----
 TOTAL CANADA..........................             916,447,345      11.1%
                                                   ------------      ----
 CHINA -- (0.0%)
     Other Securities..................               1,206,022       0.0%
                                                   ------------      ----
 DENMARK -- (0.7%)
     Other Securities..................              63,681,901       0.8%
                                                   ------------      ----
 FINLAND -- (2.3%)
     Huhtamaki Oyj.....................  1,928,287   32,602,927       0.4%
     Pohjola Bank P.L.C. Series A......  2,683,574   36,607,681       0.4%
     Other Securities..................             138,899,487       1.7%
                                                   ------------      ----
 TOTAL FINLAND.........................             208,110,095       2.5%
                                                   ------------      ----
 FRANCE -- (3.2%)
   #*Air France-KLM....................  3,419,028   28,582,611       0.3%
     Other Securities..................             261,020,712       3.2%
                                                   ------------      ----
 TOTAL FRANCE..........................             289,603,323       3.5%
                                                   ------------      ----
 GERMANY -- (4.7%)
     Aurubis AG........................  1,045,010   66,156,167       0.8%
     Bilfinger SE......................    632,428   61,972,830       0.7%
    *TUI AG............................  3,349,736   31,432,430       0.4%
     Other Securities..................             261,661,479       3.2%
                                                   ------------      ----
 TOTAL GERMANY.........................             421,222,906       5.1%
                                                   ------------      ----
 GREECE -- (0.3%)
     Other Securities..................              25,879,481       0.3%
                                                   ------------      ----
 HONG KONG -- (2.2%)
     Other Securities..................             197,647,279       2.4%
                                                   ------------      ----
 IRELAND -- (0.3%)
     Other Securities..................              31,232,143       0.4%
                                                   ------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                     ---------- -------------- ---------------
 ISRAEL -- (0.7%)
     Other Securities...............            $   60,934,821       0.7%
                                                --------------      ----
 ITALY -- (2.4%)
   #*Banca Popolare di Milano Scarl. 77,876,899     42,915,156       0.5%
    *Banco Popolare Scarl........... 21,502,306     34,312,780       0.4%
     Other Securities...............               141,814,742       1.7%
                                                --------------      ----
 TOTAL ITALY........................               219,042,678       2.6%
                                                --------------      ----
 JAPAN -- (21.9%)
   #*Kawasaki Kisen Kaisha, Ltd..... 23,941,194     30,346,936       0.4%
     Other Securities...............             1,952,345,297      23.6%
                                                --------------      ----
 TOTAL JAPAN........................             1,982,692,233      24.0%
                                                --------------      ----
 NETHERLANDS -- (1.6%)
     Other Securities...............               142,141,244       1.7%
                                                --------------      ----
 NEW ZEALAND -- (0.5%)
     Other Securities...............                48,105,315       0.6%
                                                --------------      ----
 NORWAY -- (0.9%)
     Other Securities...............                85,774,467       1.0%
                                                --------------      ----
 PORTUGAL -- (0.3%)
     Other Securities...............                25,197,899       0.3%
                                                --------------      ----
 SINGAPORE -- (1.6%)
     Other Securities...............               145,005,915       1.8%
                                                --------------      ----
 SPAIN -- (1.4%)
     Other Securities...............               123,849,404       1.5%
                                                --------------      ----
 SWEDEN -- (3.2%)
    #Holmen AB Series B.............  1,366,890     40,281,534       0.5%
    #SSAB AB Series A...............  4,143,538     29,683,346       0.4%
     Trelleborg AB Series B.........  6,786,568     73,951,693       0.9%
     Other Securities...............               143,316,503       1.7%
                                                --------------      ----
 TOTAL SWEDEN.......................               287,233,076       3.5%
                                                --------------      ----
 SWITZERLAND -- (4.5%)
     Clariant AG....................  3,169,797     33,967,506       0.4%
     Helvetia Holding AG............    120,995     42,486,842       0.5%
     Swiss Life Holding AG..........    359,888     45,449,220       0.6%
     Other Securities...............               281,835,343       3.4%
                                                --------------      ----
 TOTAL SWITZERLAND..................               403,738,911       4.9%
                                                --------------      ----
 UNITED KINGDOM -- (20.6%)
     Amlin P.L.C.................... 11,024,189     66,456,858       0.8%
     Ashtead Group P.L.C............ 11,493,515     69,436,081       0.8%
    *Barratt Developments P.L.C..... 23,445,340     71,872,107       0.9%
     Beazley P.L.C.................. 12,444,027     35,581,616       0.4%
     Bellway P.L.C..................  3,448,205     56,365,789       0.7%
     Bodycote P.L.C.................  5,217,256     31,855,295       0.4%
     Bovis Homes Group P.L.C........  3,849,825     31,868,846       0.4%
     Catlin Group, Ltd..............  9,072,341     69,139,681       0.8%
     Cookson Group P.L.C............  5,906,182     55,795,091       0.7%
     DS Smith P.L.C................. 15,587,156     53,814,171       0.6%
     easyJet P.L.C..................  4,026,670     40,693,610       0.5%
     Greene King P.L.C..............  4,908,532     47,094,844       0.6%
     Hiscox, Ltd.................... 10,790,586     83,204,571       1.0%
    #Home Retail Group P.L.C........ 17,301,308     31,941,500       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Inchcape P.L.C........................................................   8,776,728 $   57,079,395        0.7%
    Meggitt P.L.C.........................................................   5,167,155     32,228,095        0.4%
    Millennium & Copthorne Hotels P.L.C...................................   4,813,561     39,060,619        0.5%
   *Mitchells & Butlers P.L.C.............................................   5,754,583     30,449,225        0.4%
    Mondi P.L.C...........................................................   7,958,099     87,726,124        1.1%
    Persimmon P.L.C.......................................................   7,739,467     99,583,151        1.2%
    Taylor Wimpey P.L.C...................................................  75,991,308     75,107,713        0.9%
   *Travis Perkins P.L.C..................................................   5,306,411     92,729,589        1.1%
    TUI Travel P.L.C......................................................   7,207,549     29,243,367        0.3%
    Other Securities......................................................                571,968,649        6.9%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,860,295,987       22.5%
                                                                                       --------------      -----
UNITED STATES -- (0.0%)
    Other Securities......................................................                     54,586        0.0%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              8,209,734,709       99.3%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                        144        0.0%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
    Other Securities......................................................                      4,064        0.0%
                                                                                       --------------      -----
CANADA -- (0.0%)
    Other Securities......................................................                     11,269        0.0%
                                                                                       --------------      -----
SWITZERLAND -- (0.0%)
    Other Securities......................................................                      1,358        0.0%
                                                                                       --------------      -----
UNITED KINGDOM -- (0.0%)
    Other Securities......................................................                         --        0.0%
                                                                                       --------------      -----
TOTAL RIGHTS/WARRANTS.....................................................                     16,691        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund........................................  71,305,099    825,000,000       10.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $4,362,140) to be repurchased at $4,276,650....................... $     4,277      4,276,608        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                829,276,608       10.0%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,743,525,659)..................................................             $9,039,028,152      109.3%
                                                                                       ==============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
    Australia.................           -- $  541,782,910   --    $  541,782,910
    Austria...................           --     56,347,784   --        56,347,784
    Belgium...................           --     72,506,984   --        72,506,984
    Canada.................... $913,493,326      2,954,019   --       916,447,345
    China.....................    1,179,614         26,408   --         1,206,022
    Denmark...................           --     63,681,901   --        63,681,901
    Finland...................           --    208,110,095   --       208,110,095
    France....................           --    289,603,323   --       289,603,323
    Germany...................           --    421,222,906   --       421,222,906
    Greece....................           --     25,879,481   --        25,879,481
    Hong Kong.................           --    197,647,279   --       197,647,279
    Ireland...................           --     31,232,143   --        31,232,143
    Israel....................           --     60,934,821   --        60,934,821
    Italy.....................           --    219,042,678   --       219,042,678
    Japan.....................           --  1,982,692,233   --     1,982,692,233
    Netherlands...............           --    142,141,244   --       142,141,244
    New Zealand...............           --     48,105,315   --        48,105,315
    Norway....................           --     85,774,467   --        85,774,467
    Portugal..................           --     25,197,899   --        25,197,899
    Singapore.................           --    145,005,915   --       145,005,915
    Spain.....................           --    123,849,404   --       123,849,404
    Sweden....................           --    287,233,076   --       287,233,076
    Switzerland...............           --    403,738,911   --       403,738,911
    United Kingdom............           --  1,860,295,987   --     1,860,295,987
    United States.............       54,586             --   --            54,586
Preferred Stocks
    United Kingdom............           --            144   --               144
Rights/Warrants
    Belgium...................           --          4,064   --             4,064
    Canada....................       11,269             --   --            11,269
    Switzerland...............           --          1,358   --             1,358
    United Kingdom............           --             --   --                --
Securities Lending Collateral.           --    829,276,608   --       829,276,608
                               ------------ --------------   --    --------------
TOTAL......................... $914,738,795 $8,124,289,357   --    $9,039,028,152
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------- ----------- ---------------
COMMON STOCKS -- (90.0%)
AUSTRALIA -- (6.0%)
   #National Australia Bank, Ltd...........  74,261 $ 1,984,617       0.4%
    Origin Energy, Ltd.....................  95,401   1,122,983       0.2%
    Santos, Ltd............................  83,616     996,972       0.2%
    Suncorp Group, Ltd..................... 115,486   1,124,902       0.2%
    Other Securities.......................          32,237,270       5.7%
                                                    -----------      ----
TOTAL AUSTRALIA............................          37,466,744       6.7%
                                                    -----------      ----
AUSTRIA -- (0.5%)
    Other Securities.......................           3,337,563       0.6%
                                                    -----------      ----
BELGIUM -- (1.0%)
    Ageas..................................  44,668   1,138,805       0.2%
    Other Securities.......................           4,967,517       0.9%
                                                    -----------      ----
TOTAL BELGIUM..............................           6,106,322       1.1%
                                                    -----------      ----
CANADA -- (9.7%)
    Suncor Energy, Inc.....................  36,072   1,210,647       0.2%
   #Toronto Dominion Bank..................  21,129   1,718,457       0.3%
   #Yamana Gold, Inc.......................  58,105   1,173,445       0.2%
    Other Securities.......................          56,113,132      10.0%
                                                    -----------      ----
TOTAL CANADA...............................          60,215,681      10.7%
                                                    -----------      ----
CHINA -- (0.0%)
    Other Securities.......................               9,445       0.0%
                                                    -----------      ----
DENMARK -- (1.0%)
    Other Securities.......................           6,326,334       1.1%
                                                    -----------      ----
FINLAND -- (1.6%)
    Other Securities.......................           9,612,354       1.7%
                                                    -----------      ----
FRANCE -- (5.8%)
    BNP Paribas SA.........................  27,532   1,397,432       0.3%
    Cie de Saint-Gobain SA.................  29,285   1,031,567       0.2%
    Cie Generale des Etablissements
      Michelin SA Series B.................  15,059   1,298,153       0.2%
    Lafarge SA.............................  19,443   1,139,926       0.2%
    Sanofi SA..............................  19,474   1,710,343       0.3%
   *Societe Generale SA....................  59,410   1,894,701       0.3%
    Vivendi SA.............................  53,400   1,094,244       0.2%
    Other Securities.......................          26,420,563       4.7%
                                                    -----------      ----
TOTAL FRANCE...............................          35,986,929       6.4%
                                                    -----------      ----
GERMANY -- (5.0%)
    Allianz SE.............................  10,175   1,263,987       0.2%
    Daimler AG.............................  25,279   1,184,185       0.2%
    Deutsche Bank AG.......................  29,192   1,334,366       0.3%
    E.ON AG................................  43,404     988,091       0.2%
    Other Securities.......................          25,926,059       4.6%
                                                    -----------      ----
TOTAL GERMANY..............................          30,696,688       5.5%
                                                    -----------      ----
GREECE -- (0.4%)
    Other Securities.......................           2,732,129       0.5%
                                                    -----------      ----
HONG KONG -- (2.3%)
    Other Securities.......................          14,445,977       2.6%
                                                    -----------      ----

International Vector Equity Portfolio
continued

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------- ------------ ---------------
IRELAND -- (0.7%)
    CRH P.L.C. Sponsored ADR..............  59,771 $  1,114,729       0.2%
    Other Securities......................            3,376,092       0.6%
                                                   ------------      ----
TOTAL IRELAND.............................            4,490,821       0.8%
                                                   ------------      ----
ISRAEL -- (0.5%)
    Other Securities......................            3,233,372       0.6%
                                                   ------------      ----
ITALY -- (2.3%)
    Other Securities......................           14,048,924       2.5%
                                                   ------------      ----
JAPAN -- (18.2%)
    Mitsubishi UFJ Financial Group, Inc... 282,300    1,277,116       0.2%
    Sumitomo Mitsui Financial Group, Inc..  33,941    1,037,135       0.2%
    Other Securities......................          110,841,534      19.8%
                                                   ------------      ----
TOTAL JAPAN...............................          113,155,785      20.2%
                                                   ------------      ----
NETHERLANDS -- (2.3%)
    Akzo Nobel NV.........................  23,201    1,262,780       0.2%
    Philips Electronics NV ADR............  42,109    1,056,094       0.2%
    Other Securities......................           11,792,538       2.1%
                                                   ------------      ----
TOTAL NETHERLANDS.........................           14,111,412       2.5%
                                                   ------------      ----
NEW ZEALAND -- (0.3%)
    Other Securities......................            1,976,473       0.3%
                                                   ------------      ----
NORWAY -- (1.2%)
    Other Securities......................            7,415,222       1.3%
                                                   ------------      ----
PORTUGAL -- (0.4%)
    Other Securities......................            2,368,245       0.4%
                                                   ------------      ----
SINGAPORE -- (1.6%)
    Other Securities......................           10,014,737       1.8%
                                                   ------------      ----
SPAIN -- (1.8%)
    Banco Santander SA.................... 219,822    1,655,078       0.3%
    Other Securities......................            9,313,492       1.6%
                                                   ------------      ----
TOTAL SPAIN...............................           10,968,570       1.9%
                                                   ------------      ----
SWEDEN -- (3.0%)
    Skandinaviska Enskilda Banken AB
      Series A............................ 137,821    1,143,610       0.2%
    Svenska Cellulosa AB Series B.........  56,655    1,104,558       0.2%
    Other Securities......................           16,083,002       2.9%
                                                   ------------      ----
TOTAL SWEDEN..............................           18,331,170       3.3%
                                                   ------------      ----
SWITZERLAND -- (5.9%)
    Credit Suisse Group AG................  76,065    1,768,919       0.3%
    Holcim, Ltd...........................  24,022    1,639,411       0.3%
    Nestle SA.............................  29,483    1,871,824       0.3%
    Novartis AG ADR.......................  25,578    1,546,446       0.3%
    Swiss Re, Ltd.........................  35,621    2,464,879       0.4%
    Zurich Insurance Group AG.............  14,816    3,652,436       0.7%
    Other Securities......................           23,312,139       4.2%
                                                   ------------      ----
TOTAL SWITZERLAND.........................           36,256,054       6.5%
                                                   ------------      ----
UNITED KINGDOM -- (18.5%)
    Anglo American P.L.C..................  60,914    1,877,034       0.4%
    Aviva P.L.C........................... 209,754    1,123,324       0.2%
    BP P.L.C. Sponsored ADR...............  80,492    3,452,302       0.6%
   #HSBC Holdings P.L.C. Sponsored ADR.... 102,908    5,079,539       0.9%

International Vector Equity Portfolio
continued

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 UNITED KINGDOM -- (Continued)
     Kingfisher P.L.C...................   232,192 $  1,087,134       0.2%
     Legal & General Group P.L.C........   594,171    1,288,008       0.2%
    *Lloyds Banking Group P.L.C......... 1,911,509    1,258,744       0.2%
     Old Mutual P.L.C...................   465,474    1,295,638       0.2%
     Persimmon P.L.C....................    79,548    1,023,538       0.2%
     Rexam P.L.C........................   142,831    1,031,333       0.2%
     Royal Dutch Shell P.L.C. ADR.......    88,550    6,254,286       1.1%
     RSA Insurance Group P.L.C..........   685,426    1,244,158       0.2%
     Standard Chartered P.L.C...........    70,024    1,657,940       0.3%
     Standard Life P.L.C................   253,612    1,197,519       0.2%
    *Travis Perkins P.L.C...............    58,572    1,023,546       0.2%
     Vodafone Group P.L.C. Sponsored
       ADR..............................   165,738    4,511,388       0.8%
     Xstrata P.L.C......................    77,287    1,224,342       0.2%
     Other Securities...................             79,334,974      14.2%
                                                   ------------      ----
 TOTAL UNITED KINGDOM...................            114,964,747      20.5%
                                                   ------------      ----
 UNITED STATES -- (0.0%)
     Other Securities...................                106,770       0.0%
                                                   ------------      ----
 TOTAL COMMON STOCKS....................            558,378,468      99.5%
                                                   ------------      ----
 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
     Other Securities...................                134,707       0.0%
                                                   ------------      ----
 UNITED KINGDOM -- (0.0%)
     Other Securities...................                    194       0.0%
                                                   ------------      ----
 TOTAL PREFERRED STOCKS.................                134,901       0.0%
                                                   ------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
     Other Securities...................                  9,318       0.0%
                                                   ------------      ----
 BELGIUM -- (0.0%)
     Other Securities...................                     55       0.0%
                                                   ------------      ----
 CANADA -- (0.0%)
     Other Securities...................                    429       0.0%
                                                   ------------      ----
 HONG KONG -- (0.0%)
     Other Securities...................                 35,355       0.0%
                                                   ------------      ----
 SINGAPORE -- (0.0%)
     Other Securities...................                     79       0.0%
                                                   ------------      ----
 SPAIN -- (0.0%)
     Other Securities...................                      2       0.0%
                                                   ------------      ----
 TOTAL RIGHTS/WARRANTS..................                 45,238       0.0%
                                                   ------------      ----

International Vector Equity Portfolio
continued

                                         Shares/
                                          Face
                                         Amount                   Percentage
                                          (000)       Value+    of Net Assets**
                                        ---------- ------------ ---------------
 SECURITIES LENDING
    COLLATERAL -- (10.0%)
 (S)@DFA Short Term Investment Fund....  5,272,256 $ 61,000,000       10.9%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.35%,
      11/01/12 (Collateralized by FNMA
      4.000%, 05/01/42 & 5.000%,
      01/01/39, valued at $641,192) to
      be repurchased at $628,626....... $      629      628,620        0.1%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL...              61,628,620       11.0%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
     (Cost $570,633,453)...............            $620,187,227      110.5%
                                                   ============      =====

International Vector Equity Portfolio
continued

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3    Total
                                 ------------ ------------ ------- ------------
 Common Stocks
     Australia.................. $    977,867 $ 36,488,877   --    $ 37,466,744
     Austria....................           --    3,337,563   --       3,337,563
     Belgium....................      607,575    5,498,747   --       6,106,322
     Canada.....................   60,168,932       46,749   --      60,215,681
     China......................        9,445           --   --           9,445
     Denmark....................           --    6,326,334   --       6,326,334
     Finland....................           --    9,612,354   --       9,612,354
     France.....................    1,756,577   34,230,352   --      35,986,929
     Germany....................    2,705,981   27,990,707   --      30,696,688
     Greece.....................       70,609    2,661,520   --       2,732,129
     Hong Kong..................       13,609   14,432,368   --      14,445,977
     Ireland....................    1,229,633    3,261,188   --       4,490,821
     Israel.....................      650,715    2,582,657   --       3,233,372
     Italy......................      888,414   13,160,510   --      14,048,924
     Japan......................    2,560,476  110,595,309   --     113,155,785
     Netherlands................    2,657,512   11,453,900   --      14,111,412
     New Zealand................        6,348    1,970,125   --       1,976,473
     Norway.....................      429,266    6,985,956   --       7,415,222
     Portugal...................           --    2,368,245   --       2,368,245
     Singapore..................           --   10,014,737   --      10,014,737
     Spain......................      938,456   10,030,114   --      10,968,570
     Sweden.....................        8,001   18,323,169   --      18,331,170
     Switzerland................    2,574,386   33,681,668   --      36,256,054
     United Kingdom.............   23,297,193   91,667,554   --     114,964,747
     United States..............      106,770           --   --         106,770
 Preferred Stocks
     Germany....................           --      134,707   --         134,707
     United Kingdom.............           --          194   --             194
 Rights/Warrants
     Australia..................           --        9,318   --           9,318
     Belgium....................           --           55   --              55
     Canada.....................           --          429   --             429
     Hong Kong..................           --       35,355   --          35,355
     Singapore..................           --           79   --              79
     Spain......................           --            2   --               2
 Securities Lending Collateral..           --   61,628,620   --      61,628,620
                                 ------------ ------------   --    ------------
 TOTAL.......................... $101,657,765 $518,529,462   --    $620,187,227
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                            Shares    Value+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The DFA International Value Series of The
   DFA Investment Trust Company............................         $38,734,717
 Investment in Dimensional Emerging Markets Value Fund.....          13,726,335
 Investment in DFA International Small Cap Value Portfolio
   of DFA Investment Dimensions Group Inc.................. 310,246   4,703,329
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...
       (Cost $55,252,245)..................................          57,164,381
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $55,252,245)........         $57,164,381
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investment in Securities (Market Value)
                                        ---------------------------------------
                                          Level 1   Level 2 Level 3    Total
                                        ----------- ------- ------- -----------
Affiliated Investment Companies........ $57,164,381   --      --    $57,164,381
                                        -----------   --      --    -----------
TOTAL.................................. $57,164,381   --      --    $57,164,381
                                        ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                           Shares     Value+
                                                          --------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc....................... 1,192,388 $14,296,732
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc................... 1,281,391  12,942,049
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc................   344,969   6,554,411
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.
       (Cost $31,236,380)................................            33,793,192
                                                                    -----------
    TOTAL INVESTMENTS - (100.0%) (Cost $31,236,380)......           $33,793,192
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investment in Securities (Market Value)
                                    ------------------------------------------
                                      Level 1     Level 2  Level 3    Total
                                    -----------  --------  ------- -----------
Affiliated Investment Companies.... $33,793,192        --    --    $33,793,192
Futures Contracts**................     (16,806)       --    --        (16,806)
Forward Currency Contracts**.......          --  $(93,551)   --        (93,551)
                                    -----------  --------    --    -----------
TOTAL.............................. $33,776,386  $(93,551)   --    $33,682,835
                                    ===========  ========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               October 31, 2012

                          EMERGING MARKETS PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Series of The DFA
   Investment Trust Company                                      $2,798,256,019
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,809,909,754).................................... $2,798,256,019
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                     Value+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company                                      $2,908,908,848
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $2,600,422,931).................................... $2,908,908,848
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                    Value+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $16,695,104,614
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $16,996,486,055)................................... $16,695,104,614
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                       Shares       Value++     of Net Assets**
                                     ----------- -------------- ---------------
COMMON STOCKS -- (86.6%)
BRAZIL -- (7.0%)
    BM&F Bovespa SA.................   5,809,489 $   37,184,391       0.4%
   #BRF - Brasil Foods SA ADR.......   1,233,685     22,601,109       0.3%
    Petroleo Brasileiro SA ADR......   2,638,489     55,962,352       0.7%
   #Vale SA Sponsored ADR...........   2,488,228     45,584,337       0.5%
    Other Securities................                490,376,075       5.7%
                                                 --------------      ----
TOTAL BRAZIL........................                651,708,264       7.6%
                                                 --------------      ----
CHILE -- (1.6%)
    Other Securities................                151,612,738       1.8%
                                                 --------------      ----
CHINA -- (14.5%)
   #Bank of China, Ltd. Series H.... 121,384,702     49,729,165       0.6%
    China Construction Bank Corp.
      Series H...................... 118,060,302     88,657,365       1.0%
    China Mobile, Ltd. Sponsored
      ADR...........................   1,358,381     75,240,724       0.9%
   #China Overseas Land &
     Investment, Ltd................   7,618,033     19,933,917       0.2%
   #CNOOC, Ltd. ADR.................     148,376     30,498,687       0.4%
    Industrial & Commercial Bank
      of China, Ltd. Series H....... 106,553,725     70,165,553       0.8%
    PetroChina Co., Ltd. ADR........     229,733     31,188,552       0.4%
    Tencent Holdings, Ltd...........     891,100     31,412,605       0.4%
    Other Securities................                949,222,141      11.0%
                                                 --------------      ----
TOTAL CHINA.........................              1,346,048,709      15.7%
                                                 --------------      ----
COLOMBIA -- (0.4%)
    Other Securities................                 36,008,094       0.4%
                                                 --------------      ----
CZECH REPUBLIC -- (0.3%)
    Other Securities................                 30,187,968       0.4%
                                                 --------------      ----
EGYPT -- (0.1%)
    Other Securities................                  8,998,903       0.1%
                                                 --------------      ----
HONG KONG -- (0.0%)
    Other Securities................                    192,006       0.0%
                                                 --------------      ----
HUNGARY -- (0.3%)
    Other Securities................                 29,660,270       0.3%
                                                 --------------      ----
INDIA -- (7.2%)
    HDFC Bank, Ltd..................   2,006,196     23,457,072       0.3%
    ICICI Bank, Ltd. Sponsored ADR..     621,658     24,400,076       0.3%
    Reliance Industries, Ltd........   2,392,101     35,670,774       0.4%
    Other Securities................                583,933,535       6.8%
                                                 --------------      ----
TOTAL INDIA.........................                667,461,457       7.8%
                                                 --------------      ----
INDONESIA -- (3.2%)
    PT Astra International Tbk......  24,525,000     20,471,402       0.2%
    Other Securities................                280,675,429       3.3%
                                                 --------------      ----
TOTAL INDONESIA.....................                301,146,831       3.5%
                                                 --------------      ----
ISRAEL -- (0.0%)
    Other Securities................                    173,082       0.0%
                                                 --------------      ----
MALAYSIA -- (3.7%)
    CIMB Group Holdings Berhad......   9,582,014     23,947,028       0.3%
    Malayan Banking Berhad..........   7,173,412     21,220,701       0.2%
    Other Securities................                302,491,132       3.5%
                                                 --------------      ----
TOTAL MALAYSIA......................                347,658,861       4.0%
                                                 --------------      ----
emerging Markets Core Equity Portfolio
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                      ---------- -------------- ---------------
 MEXICO -- (4.8%)
     America Movil S.A.B. de C.V.
       Series L ADR..................  2,014,399 $   50,944,151       0.6%
    *Cemex S.A.B. de C.V. Sponsored
      ADR............................  4,063,800     36,736,750       0.4%
     Fomento Economico Mexicano
       S.A.B. de C.V. Sponsored ADR..    389,063     35,252,998       0.4%
     Grupo Financiero Banorte
       S.A.B. de C.V. Series O.......  5,703,705     31,711,450       0.4%
     Grupo Mexico S.A.B. de C.V.
       Series B......................  8,798,279     28,207,710       0.3%
     Grupo Televisa S.A.B.
       Sponsored ADR.................  1,088,606     24,602,496       0.3%
     Other Securities................               240,076,862       2.8%
                                                 --------------      ----
 TOTAL MEXICO........................               447,532,417       5.2%
                                                 --------------      ----
 PERU -- (0.2%)
     Other Securities................                19,890,435       0.2%
                                                 --------------      ----
 PHILIPPINES -- (1.4%)
     Other Securities................               130,096,026       1.5%
                                                 --------------      ----
 POLAND -- (1.4%)
     Other Securities................               129,480,253       1.5%
                                                 --------------      ----
 RUSSIA -- (3.0%)
     Gazprom OAO Sponsored ADR.......  9,932,249     91,227,647       1.1%
     Lukoil OAO Sponsored ADR........    897,216     54,450,535       0.6%
    *Sberbank of Russia Sponsored
      ADR............................  2,442,782     28,887,006       0.3%
     Other Securities................               102,212,726       1.2%
                                                 --------------      ----
 TOTAL RUSSIA........................               276,777,914       3.2%
                                                 --------------      ----
 SOUTH AFRICA -- (7.3%)
     AngloGold Ashanti, Ltd.
       Sponsored ADR.................    761,501     25,875,804       0.3%
    #Gold Fields, Ltd. Sponsored ADR.  2,326,039     29,098,748       0.3%
     Impala Platinum Holdings, Ltd...  1,417,592     25,549,952       0.3%
     MTN Group, Ltd..................  2,946,159     53,189,830       0.6%
     Naspers, Ltd. Series N..........    491,418     31,900,653       0.4%
     Sanlam, Ltd.....................  4,846,104     21,623,945       0.3%
    #Sasol, Ltd. Sponsored ADR.......    741,346     31,440,484       0.4%
     Standard Bank Group, Ltd........  2,134,913     26,362,364       0.3%
     Other Securities................               432,042,024       5.0%
                                                 --------------      ----
 TOTAL SOUTH AFRICA..................               677,083,804       7.9%
                                                 --------------      ----
 SOUTH KOREA -- (13.9%)
     Hana Financial Group, Inc.......    693,772     20,182,592       0.2%
     Hyundai Mobis...................     86,229     21,914,678       0.2%
     Hyundai Motor Co., Ltd..........    264,017     54,260,435       0.6%
    #LG Electronics, Inc.............    319,969     22,260,837       0.3%
    #POSCO ADR.......................    393,275     30,824,894       0.4%
     Samsung Electronics Co., Ltd....    143,153    171,788,982       2.0%
     Other Securities................               968,798,669      11.3%
                                                 --------------      ----
 TOTAL SOUTH KOREA...................             1,290,031,087      15.0%
                                                 --------------      ----
 TAIWAN -- (11.4%)
    #Hon Hai Precision Industry
      Co., Ltd....................... 15,725,476     47,680,234       0.6%
    #Taiwan Semiconductor
      Manufacturing Co., Ltd......... 27,191,652     82,854,588       1.0%
     Other Securities................               930,982,338      10.8%
                                                 --------------      ----
 TOTAL TAIWAN........................             1,061,517,160      12.4%
                                                 --------------      ----
 THAILAND -- (2.8%)
     Other Securities................               260,928,990       3.0%
                                                 --------------      ----
 TURKEY -- (2.1%)
     Turkiye Garanti Bankasi A.S.....  4,218,550     20,156,073       0.2%

emerging Markets Core Equity Portfolio
CONTINUED

                                                                   Percentage
                                         Shares      Value++     of Net Assets**
                                        --------- -------------- ---------------
TURKEY -- (Continued)
    Other Securities...................           $  170,155,837       2.0%
                                                  --------------      ----
TOTAL TURKEY...........................              190,311,910       2.2%
                                                  --------------      ----
TOTAL COMMON STOCKS....................            8,054,507,179      93.7%
                                                  --------------      ----
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (4.9%)
    Banco Bradesco SA Sponsored ADR.... 4,634,517     72,576,536       0.8%
   #Cia de Bebidas das Americas SA ADR.   698,422     28,488,633       0.3%
   #Gerdau SA Sponsored ADR............ 2,629,491     23,113,226       0.3%
    Itau Unibanco Holding SA ADR....... 4,273,839     62,312,573       0.7%
   #Petroleo Brasileiro SA ADR......... 3,574,085     73,375,965       0.9%
   #Vale SA Sponsored ADR.............. 3,021,868     53,759,032       0.6%
    Other Securities...................              141,370,189       1.7%
                                                  --------------      ----
TOTAL BRAZIL...........................              454,996,154       5.3%
                                                  --------------      ----
CHILE -- (0.1%)
    Other Securities...................                7,796,135       0.1%
                                                  --------------      ----
COLOMBIA -- (0.0%)
    Other Securities...................                  150,000       0.0%
                                                  --------------      ----
INDIA -- (0.0%)
    Other Securities...................                    6,792       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   81,155       0.0%
                                                  --------------      ----
TOTAL PREFERRED STOCKS.................              463,030,236       5.4%
                                                  --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities...................                    9,695       0.0%
                                                  --------------      ----
MALAYSIA -- (0.0%)
    Other Securities...................                   12,644       0.0%
                                                  --------------      ----
POLAND -- (0.0%)
    Other Securities...................                   11,636       0.0%
                                                  --------------      ----
SOUTH AFRICA -- (0.0%)
    Other Securities...................                  228,473       0.0%
                                                  --------------      ----
SOUTH KOREA -- (0.0%)
    Other Securities...................                   17,083       0.0%
                                                  --------------      ----
TAIWAN -- (0.0%)
    Other Securities...................                    1,938       0.0%
                                                  --------------      ----
THAILAND -- (0.0%)
    Other Securities...................                       --       0.0%
                                                  --------------      ----
TOTAL RIGHTS/WARRANTS..................                  281,469       0.0%
                                                  --------------      ----

emerging Markets Core Equity Portfolio
CONTINUED

                                                                                Shares/
                                                                                 Face
                                                                                Amount                     Percentage
                                                                                 (000)        Value+     of Net Assets**
                                                                              ----------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund...........................................  66,983,578    775,000,000        9.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $3,978,850) to be repurchased at $3,900,871............................. $     3,901      3,900,834        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                778,900,834        9.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,654,503,966).......................................................             $9,296,719,718      108.2%
                                                                                          ==============      =====

emerging Markets Core Equity Portfolio
CONTINUED


Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  651,708,264             --   --    $  651,708,264
   Chile......................    151,612,738             --   --       151,612,738
   China......................    206,214,906 $1,139,833,803   --     1,346,048,709
   Colombia...................     36,008,094             --   --        36,008,094
   Czech Republic.............             --     30,187,968   --        30,187,968
   Egypt......................             --      8,998,903   --         8,998,903
   Hong Kong..................             --        192,006   --           192,006
   Hungary....................        318,975     29,341,295   --        29,660,270
   India......................     51,966,834    615,494,623   --       667,461,457
   Indonesia..................     10,328,439    290,818,392   --       301,146,831
   Israel.....................             --        173,082   --           173,082
   Malaysia...................             --    347,658,861   --       347,658,861
   Mexico.....................    447,532,417             --   --       447,532,417
   Peru.......................     19,890,435             --   --        19,890,435
   Philippines................      2,433,199    127,662,827   --       130,096,026
   Poland.....................             --    129,480,253   --       129,480,253
   Russia.....................     10,736,011    266,041,903   --       276,777,914
   South Africa...............     98,211,850    578,871,954   --       677,083,804
   South Korea................     79,137,486  1,210,893,601   --     1,290,031,087
   Taiwan.....................     22,196,294  1,039,320,866   --     1,061,517,160
   Thailand...................    254,905,263      6,023,727   --       260,928,990
   Turkey.....................      4,166,040    186,145,870   --       190,311,910
Preferred Stocks
   Brazil.....................    454,877,865        118,289   --       454,996,154
   Chile......................      7,796,135             --   --         7,796,135
   Colombia...................        150,000             --   --           150,000
   India......................             --          6,792   --             6,792
   Malaysia...................             --         81,155   --            81,155
Rights/Warrants
   Brazil.....................             --          9,695   --             9,695
   Malaysia...................             --         12,644   --            12,644
   Poland.....................             --         11,636   --            11,636
   South Africa...............             --        228,473   --           228,473
   South Korea................             --         17,083   --            17,083
   Taiwan.....................             --          1,938   --             1,938
   Thailand...................             --             --   --                --
Securities Lending Collateral.             --    778,900,834   --       778,900,834
                               -------------- --------------   --    --------------
TOTAL......................... $2,510,191,245 $6,786,528,473   --    $9,296,719,718
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                    Enhanced         U.S.          U.S.          U.S.
                                                                   U.S. Large      Large Cap     Targeted      Small Cap
                                                                    Company          Value         Value         Value
                                                                   Portfolio       Portfolio     Portfolio     Portfolio
                                                                  ------------  --------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Company at Value............           --  $    8,335,907            --             --
Investments at Value (including $0, $0, $394,703 and $828,201
  of securities on loan, respectively)........................... $    186,659              --  $  3,044,804 $    7,067,605
Temporary Cash Investments at Value & Cost.......................        1,965              --         3,983         33,890
Collateral Received from Securities on Loan at Value & Cost......           --              --         1,068          2,252
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................           --              --       404,821        853,210
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold........................................................           --           5,202         2,342         12,227
   Dividends and Interest........................................        2,747              --         1,052          2,448
   Securities Lending Income.....................................           --              --           236            547
   Fund Shares Sold..............................................          254           7,384         4,759          5,626
Unrealized Gain on Forward Currency Contracts....................           96              --            --             --
Prepaid Expenses and Other Assets................................           19              48            26             34
                                                                  ------------  --------------  ------------ --------------
       Total Assets..............................................      191,740       8,348,541     3,463,091      7,977,839
                                                                  ------------  --------------  ------------ --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           --              --       405,889        855,462
   Investment Securities/Affiliated Investment Company
     Purchased...................................................           --              --             9             --
   Fund Shares Redeemed..........................................          302          12,586         4,295         30,485
   Due to Advisor................................................           32           1,050           906          3,030
   Futures Margin Variation......................................          104              --            --             --
Unrealized Loss on Forward Currency Contracts....................        1,277              --            --             --
Accrued Expenses and Other Liabilities...........................           14             320           183            392
                                                                  ------------  --------------  ------------ --------------
       Total Liabilities.........................................        1,729          13,956       411,282        889,369
                                                                  ------------  --------------  ------------ --------------
NET ASSETS                                                        $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $49,423 and $0 and shares outstanding of 0; 0; 2,860,503 and 0,
  respectively...................................................          N/A             N/A  $      17.28            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Class R2 Shares -- based on net assets of $0; $0; $12,754 and $0
  and shares outstanding of 0; 0; 738,985 and 0, respectively....          N/A             N/A  $      17.26            N/A
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A   100,000,000            N/A
                                                                  ============  ==============  ============ ==============
Institutional Class Shares -- based on net assets of $190,011;
  $8,334,585; $2,989,632 and $7,088,470 and shares outstanding of 20,460,029; 373,062,097; 173,043,943 and 266,765,952,
  respectively .                                                  $       9.29  $        22.34  $      17.28 $        26.57
                                                                  ============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED......................................  300,000,000   2,000,000,000   700,000,000  1,700,000,000
                                                                  ============  ==============  ============ ==============
Investments in Affiliated Investment Company at Cost............. $         --  $    6,139,974  $         -- $           --
                                                                  ------------  --------------  ------------ --------------
Investments at Cost.............................................. $    184,521  $           --  $  2,614,960 $    6,281,667
                                                                  ============  ==============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    233,972  $    7,445,930  $  2,446,420 $    5,915,078
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        2,005          25,366         3,945             94
Accumulated Net Realized Gain (Loss).............................      (49,767)     (1,332,644)      171,600        387,360
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,163)             --            --             --
Net Unrealized Appreciation (Depreciation).......................        4,964       2,195,933       429,844        785,938
                                                                  ------------  --------------  ------------ --------------
NET ASSETS....................................................... $    190,011  $    8,334,585  $  3,051,809 $    7,088,470
                                                                  ============  ==============  ============ ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                              U.S. Core      U.S. Core     U.S. Vector     U.S. Small
                                                              Equity 1       Equity 2        Equity           Cap
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                           --------------  -------------- -------------- --------------
ASSETS:
Investments at Value (including $705,101, $926,665,
  $277,107 and $921,441 of securities on loan,
  respectively)........................................... $    4,854,375  $    6,899,541 $    2,002,852 $    4,547,901
Temporary Cash Investments at Value & Cost................         18,707          25,908          5,428         12,913
Collateral Received from Securities on Loan at Value &
  Cost....................................................          1,905           2,835            750          2,494
Affiliated Collateral Received from Securities on Loan at
  Value & Cost............................................        721,729         948,671        284,246        944,851
Receivables:
   Investment Securities Sold.............................             73             755            356          3,538
   Dividends and Interest.................................          4,620           6,488          1,384          1,332
   Securities Lending Income..............................            258             435            171            844
   Fund Shares Sold.......................................          5,705          12,852          2,191          4,153
Prepaid Expenses and Other Assets.........................             43              47             20             28
                                                           --------------  -------------- -------------- --------------
   Total Assets...........................................      5,607,415       7,897,532      2,297,398      5,518,054
                                                           --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.......................        723,634         951,506        284,996        947,345
   Investment Securities Purchased........................          2,684           8,718             --              7
   Fund Shares Redeemed...................................          3,153          11,806          2,617          5,764
   Due to Advisor.........................................            698           1,165            507          1,341
Accrued Expenses and Other Liabilities....................            273             353            101            252
                                                           --------------  -------------- -------------- --------------
       Total Liabilities..................................        730,442         973,548        288,221        954,709
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $4,876,973; $6,923,984; $2,009,177 and $4,563,345 and
  shares outstanding of 402,557,165; 577,609,536;
  173,035,452 and 197,501,054, respectively............... $        12.11  $        11.99 $        11.61 $        23.11
                                                           ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED...............................  1,500,000,000   2,300,000,000  1,000,000,000  1,000,000,000
                                                           ==============  ============== ============== ==============
Investments at Cost....................................... $    4,104,482  $    5,906,074 $    1,759,633 $    3,896,619
                                                           ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................... $    4,130,950  $    5,861,057 $    1,760,585 $    3,689,965
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)                                 10,461          15,899          2,490          5,302
Accumulated Net Realized Gain (Loss)......................        (14,331)         53,561          2,883        216,796
Net Unrealized Appreciation (Depreciation)................        749,893         993,467        243,219        651,282
                                                           --------------  -------------- -------------- --------------
NET ASSETS................................................ $    4,876,973  $    6,923,984 $    2,009,177 $    4,563,345
                                                           ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                          U.S.            DFA          Large      International
                                                          Micro       Real Estate       Cap           Core
                                                           Cap        Securities   International     Equity
                                                        Portfolio      Portfolio     Portfolio      Portfolio
                                                      -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $447,110,
  $522,236, $247,662 and $719,802 of securities
  on loan, respectively)............................. $    3,428,040 $  3,703,787  $  2,043,279  $    6,459,469
Temporary Cash Investments at Value & Cost...........          9,729       26,648            --              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          1,215        1,412         1,322           7,381
Affiliated Collateral Received from Securities on
  Loan at Value & Cost                                       460,538      535,174       270,000         765,000
Foreign Currencies at Value..........................             --           --         2,840           5,292
Cash.................................................            720           --         4,565           6,152
Receivables:
   Investment Securities Sold........................          1,618           --            --           2,007
   Dividends, Interest and Tax Reclaims..............          1,021        2,908         6,061          18,861
   Securities Lending Income.........................            574           73           199             865
   Fund Shares Sold..................................          1,741        6,156         2,210           8,527
Prepaid Expenses and Other Assets....................             16           27            17              68
                                                      -------------- ------------  ------------  --------------
       Total Assets..................................      3,905,212    4,276,185     2,330,493       7,273,622
                                                      -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................        461,753      536,586       271,322         772,381
   Investment Securities Purchased...................             10       19,237         1,145           7,678
   Fund Shares Redeemed..............................          3,837        3,298         1,655           8,434
   Due to Advisor....................................          1,453          464           428           1,887
Unrealized Loss on Foreign Currency Contracts........             --           --            --               2
Accrued Expenses and Other Liabilities...............            201          211           184             502
                                                      -------------- ------------  ------------  --------------
       Total Liabilities.............................        467,254      559,796       274,734         790,884
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,437,958; $3,716,389; $2,055,759 and
  $6,482,738 and shares outstanding of
  231,634,790; 143,852,929; 112,169,274 and
  642,067,983, respectively.......................... $        14.84 $      25.83  $      18.33  $        10.10
                                                      ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                      ============== ============  ============  ==============
Investments at Cost.................................. $    2,924,858 $  2,625,713  $  1,881,416  $    6,740,972
                                                      ============== ============  ============  ==============
Foreign Currencies at Cost........................... $           -- $         --  $      2,829  $        5,274
                                                      ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    2,763,945 $  2,897,280  $  2,104,641  $    6,843,391
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................          3,910       23,599         8,708          25,255
Accumulated Net Realized Gain (Loss).................        166,921     (282,564)     (219,352)       (104,202)
Net Unrealized Foreign Exchange Gain (Loss)..........             --           --          (112)           (221)
Net Unrealized Appreciation (Depreciation)...........        503,182    1,078,074       161,874        (281,485)
                                                      -------------- ------------  ------------  --------------
NET ASSETS........................................... $    3,437,958 $  3,716,389  $  2,055,759  $    6,482,738
                                                      ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                                        Asia         United
                                                       International    Japanese       Pacific       Kingdom
                                                           Small          Small         Small         Small
                                                          Company        Company       Company       Company
                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                      --------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    6,419,657  $    294,088  $    238,282  $     31,322
Temporary Cash Investments at Value & Cost...........          7,220            --            --            --
Receivables:
   Affiliated Investment Companies Sold..............             --            62            90             3
   Fund Shares Sold..................................          4,639            14            19             7
Prepaid Expenses and Other Assets....................             39             5             7             6
                                                      --------------  ------------  ------------  ------------
       Total Assets..................................      6,431,555       294,169       238,398        31,338
                                                      --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased.........            500            --            --            --
   Fund Shares Redeemed..............................          5,449            76           109            10
   Due to Advisor....................................          2,141            98            79            10
Accrued Expenses and Other Liabilities...............            305            27            19             2
                                                      --------------  ------------  ------------  ------------
       Total Liabilities.............................          8,395           201           207            22
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $6,423,160; $293,968; $238,191 and $31,316 and
  shares outstanding of 420,465,298; 19,614,366;
  10,259,886 and 1,126,005, respectively............. $        15.28  $      14.99  $      23.22  $      27.81
                                                      ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000   100,000,000   100,000,000   100,000,000
                                                      ==============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $    6,321,775  $    363,671  $    225,784  $     24,146
                                                      ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,292,303  $    438,204  $    249,992  $     26,303
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          3,290         1,728           779           149
Accumulated Net Realized Gain (Loss).................         30,107       (76,344)      (25,082)       (2,316)
Net Unrealized Foreign Exchange Gain (Loss)..........           (421)          (37)            4             4
Net Unrealized Appreciation (Depreciation)...........         97,881       (69,583)       12,498         7,176
                                                      --------------  ------------  ------------  ------------
NET ASSETS........................................... $    6,423,160  $    293,968  $    238,191  $     31,316
                                                      ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                         DFA           DFA            DFA
                                                       Continental  International    Global      International
                                                          Small      Real Estate   Real Estate     Small Cap
                                                         Company     Securities    Securities        Value
                                                        Portfolio     Portfolio     Portfolio      Portfolio
                                                      ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value.............................................. $    106,353            --  $  1,309,437              --
Investments at Value (including $0, $134,895, $0
  and $751,359 of securities on loan,
  respectively)......................................           --  $  1,522,025            --  $    8,209,751
Temporary Cash Investments at Value & Cost...........           --            --         2,168              --
Collateral Received from Securities on Loan at
  Value & Cost.......................................           --           223            --           4,277
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................           --       144,000            --         825,000
Foreign Currencies at Value..........................           --           577            --           7,883
Cash.................................................           --         7,653            --          29,120
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           --            57            --           1,167
   Dividends, Interest and Tax Reclaims..............           --         5,512            --          26,016
   Securities Lending Income.........................           --            78            --           1,740
   Fund Shares Sold..................................           39         2,963         6,411          10,178
Unrealized Gain on Foreign Currency Contracts........           --             1            --               1
Prepaid Expenses and Other Assets....................            6             9            12              64
                                                      ------------  ------------  ------------  --------------
       Total Assets..................................      106,398     1,683,098     1,318,028       9,115,197
                                                      ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................           --       144,223            --         829,277
   Investment Securities/Affiliated Investment
     Companies Purchased.............................           20         5,274         1,075           3,282
   Fund Shares Redeemed..............................           19         1,325         1,329          10,835
   Due to Advisor....................................           37           436            10           4,465
Unrealized Loss on Foreign Currency Contracts........           --             1            --              --
Accrued Expenses and Other Liabilities...............            6           131            67             728
                                                      ------------  ------------  ------------  --------------
       Total Liabilities.............................           82       151,390         2,481         848,587
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $106,316; $1,531,708; $1,315,547 and
  $8,266,610 and shares outstanding of 7,329,320;
  270,326,048; 141,073,949 and 545,184,194,
  respectively....................................... $      14.51  $       5.67  $       9.33  $        15.16
                                                      ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED..........................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                      ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................... $    108,971  $         --  $  1,003,592  $           --
                                                      ------------  ------------  ------------  --------------
Investments at Cost.................................. $         --  $  1,359,942  $         --  $    8,914,249
                                                      ============  ============  ============  ==============
Foreign Currencies at Cost........................... $         --  $        573  $         --  $        7,884
                                                      ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    137,501  $  1,630,220  $  1,028,972  $    8,844,254
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................          280       (46,274)       11,623          14,647
Accumulated Net Realized Gain (Loss).................      (28,969)     (214,293)      (30,893)        112,748
Net Unrealized Foreign Exchange Gain (Loss)..........          122           (32)           --            (540)
Net Unrealized Appreciation (Depreciation)...........       (2,618)      162,087       305,845        (704,499)
                                                      ------------  ------------  ------------  --------------
NET ASSETS........................................... $    106,316  $  1,531,708  $  1,315,547  $    8,266,610
                                                      ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                      International                Selectively
                                                         Vector       World ex    Hedged Global   Emerging
                                                         Equity      U.S. Value      Equity        Markets
                                                        Portfolio    Portfolio      Portfolio     Portfolio
                                                      ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value..............................................           --  $     57,164  $     33,793  $  2,798,256
Investments at Value (including $57,921, $0, $0 and
  $0 of securities on loan, respectively)............ $    558,559            --            --            --
Temporary Cash Investments at Value & Cost...........           --            49         1,080            --
Segregated Cash for Futures Contracts................           --            --            46            --
Collateral Received from Securities on Loan at
  Value & Cost.......................................          629            --            --            --
Affiliated Collateral Received from Securities on
  Loan at Value & Cost...............................       61,000            --            --            --
Foreign Currencies at Value..........................          548            --            --            --
Cash.................................................          547            --            --            --
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold..................................           55            --            --            --
   Dividends, and Tax Reclaims.......................        1,622            --            --            --
   Securities Lending Income.........................           79            --            --            --
   Fund Shares Sold..................................          489            --           108         6,919
   From Advisor......................................           --            --             9            --
Unrealized Gain on Forward Currency Contracts........           --            --            47            --
Prepaid Expenses and Other Assets....................           11            12            11            27
Deferred Offering Costs..............................           --            --             3            --
                                                      ------------  ------------  ------------  ------------
       Total Assets..................................      623,539        57,225        35,097     2,805,202
                                                      ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..................       61,629            --            --            --
   Investment Securities/Affiliated Investment
     Companies Purchased ............................           --            --            --         4,566
   Fund Shares Redeemed..............................          237             2            --         2,353
   Due to Advisor....................................          210            11            --           929
   Futures Margin Variation..........................           --            --             1            --
Unrealized Loss on Forward Currency Contracts........           --            --           141            --
Accrued Expenses and Other Liabilities...............           64            15             5           177
                                                      ------------  ------------  ------------  ------------
       Total Liabilities.............................       62,140            28           147         8,025
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $561,399; $57,197; $34,950 and $2,797,177 and
  shares outstanding of 60,164,175; 5,756,500;
  3,216,441 and 107,321,804, respectively............ $       9.33  $       9.94  $      10.87  $      26.06
                                                      ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED..........................  500,000,000   100,000,000   100,000,000   500,000,000
                                                      ============  ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................... $         --  $     55,252  $     31,236  $  1,809,910
                                                      ------------  ------------  ------------  ------------
Investments at Cost.................................. $    509,005  $         --  $         --  $         --
                                                      ============  ============  ============  ============
Foreign Currencies at Cost........................... $        546  $         --  $         --  $         --
                                                      ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    509,238  $     60,950  $     32,501  $  1,771,604
Undistributed Net Investment Income (Distributions
  in Excess of Net Investment Income)................        1,456           330           166         8,306
Accumulated Net Realized Gain (Loss).................        1,175        (5,978)         (164)       28,954
Net Unrealized Foreign Exchange Gain (Loss)..........          (26)          (17)          (93)          (33)
Net Unrealized Appreciation (Depreciation)...........       49,556         1,912         2,540       988,346
                                                      ------------  ------------  ------------  ------------
NET ASSETS........................................... $    561,399  $     57,197  $     34,950  $  2,797,177
                                                      ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                                     Emerging       Emerging        Emerging
                                                                      Markets        Markets         Markets
                                                                     Small Cap        Value        Core Equity
                                                                     Portfolio      Portfolio      Portfolio*
                                                                   ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $  2,908,909  $   16,695,104              --
Investments at Value (including $0, $0 and $896,140 of securities
  on loan, respectively)..........................................           --              --  $    8,517,819
Collateral Received from Securities on Loan at Value & Cost.......           --              --           3,901
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................           --              --         775,000
Foreign Currencies at Value.......................................           --              --           5,814
Cash..............................................................           --              --          65,096
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold.........................................................           --              --             194
   Dividends, Interest and Tax Reclaims...........................           --              --           9,349
   Securities Lending Income......................................           --              --           2,116
   Fund Shares Sold...............................................        3,006          27,291          14,592
Prepaid Expenses and Other Assets.................................           39              58              65
                                                                   ------------  --------------  --------------
       Total Assets...............................................    2,911,954      16,722,453       9,393,946
                                                                   ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................           --              --         778,901
   Investment Securities/Affiliated Investment Companies
     Purchased....................................................          115          21,560           8,909
   Fund Shares Redeemed...........................................        2,892           5,730           6,074
   Due to Advisor.................................................        1,088           5,619           3,944
Unrealized Loss on Foreign Currency Contracts.....................           --              --               1
Accrued Expenses and Other Liabilities............................          186             814           1,410
                                                                   ------------  --------------  --------------
       Total Liabilities..........................................        4,281          33,723         799,239
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $99,111 and $0 and
  shares outstanding of 0; 3,513,125 and 0, respectively..........          N/A  $        28.21             N/A
                                                                   ============  ==============  ==============
Institutional Class Shares -- based on net assets of $2,907,673;
  $16,589,619 and $8,594,707 and shares outstanding of
  143,022,429; 587,899,918 and 452,322,328, respectively.......... $      20.33  $        28.22  $        19.00
                                                                   ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  500,000,000   1,500,000,000   1,000,000,000
                                                                   ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost............ $  2,600,423  $   16,996,486  $           --
                                                                   ------------  --------------  --------------
Investments at Cost............................................... $         --  $           --  $    7,875,603
                                                                   ============  ==============  ==============
Foreign Currencies at Cost........................................ $         --  $           --  $        5,812
                                                                   ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $  2,510,281  $   16,619,114  $    7,968,370
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................        6,451          40,292          26,576
Accumulated Net Realized Gain (Loss)..............................       82,504         330,625         (42,488)
Net Unrealized Foreign Exchange Gain (Loss).......................          (49)             81              31
Net Unrealized Appreciation (Depreciation)........................      308,486        (301,382)        642,218
                                                                   ------------  --------------  --------------
NET ASSETS........................................................ $  2,907,673  $   16,688,730  $    8,594,707
                                                                   ============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012
                            (Amounts in thousands)

                                                                 Enhanced
                                                                   U.S.                  U.S.
                                                                   Large   U.S. Large  Targeted  U.S. Small
                                                                  Company  Cap Value     Value   Cap Value
                                                                 Portfolio Portfolio*  Portfolio Portfolio
                                                                 --------- ----------  --------- ----------
Investment Income
   Dividends....................................................  $   126  $  169,995  $ 36,944  $   82,338
   Interest.....................................................    1,809          17        22          37
   Income from Securities Lending...............................       --       6,190     2,926       7,642
   Expenses Allocated from Affiliated Investment Company........       --      (9,069)       --          --
                                                                  -------  ----------  --------  ----------
          Total Investment Income...............................    1,935     167,133    39,892      90,017
                                                                  -------  ----------  --------  ----------
Expenses
   Investment Advisory Services Fees............................       92          --     2,835      13,809
   Administrative Services Fees.................................      276      11,657     7,088      20,714
   Accounting & Transfer Agent Fees.............................       40          98       314         734
   S&P 500(R) Fees..............................................        6          --        --          --
   Shareholder Servicing Fees --
       Class R1 Shares..........................................       --          --        47          --
       Class R2 Shares..........................................       --          --        30          --
   Custodian Fees...............................................       12          --        70         122
   Filing Fees..................................................       27         103       111          95
   Shareholders' Reports........................................        6         240       115         189
   Directors'/Trustees' Fees & Expenses.........................        1          66        24          58
   Professional Fees............................................        4          54        76         180
   Other........................................................        2          72        65         146
                                                                  -------  ----------  --------  ----------
          Total Expenses........................................      466      12,290    10,775      36,047
                                                                  -------  ----------  --------  ----------
   Net Investment Income (Loss).................................    1,469     154,843    29,117      53,970
                                                                  -------  ----------  --------  ----------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................      245     318,427   181,414     430,201
       Futures..................................................   30,568          --     3,336         954
       Foreign Currency Transactions............................    1,331          --        --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities....................................      594     824,744   176,832     522,870
       Futures..................................................   (6,586)         --        --        (536)
       Translation of Foreign Currency Denominated Amounts......     (857)         --        --          --
                                                                  -------  ----------  --------  ----------
   Net Realized and Unrealized Gain (Loss)......................   25,295   1,143,171   361,582     953,489
                                                                  -------  ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from Operations.  $26,764  $1,298,014  $390,699  $1,007,459
                                                                  =======  ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                             U.S.
                                       U.S. Core U.S. Core  Vector   U.S. Small
                                       Equity 1  Equity 2   Equity      Cap
                                       Portfolio Portfolio Portfolio Portfolio
                                       --------- --------- --------- ----------
Investment Income
   Dividends.......................... $ 83,424  $120,052  $ 32,016   $ 54,202
   Interest...........................       33        30        12         24
   Income from Securities Lending.....    3,406     5,922     2,448      9,285
                                       --------  --------  --------   --------
       Total Investment Income........   86,863   126,004    34,476     63,511
                                       --------  --------  --------   --------
Expenses
   Investment Advisory Services Fees..    7,460    12,830     5,835      1,256
   Administrative Services Fees.......       --        --        --     13,400
   Accounting & Transfer Agent Fees...      469       677       220        451
   Custodian Fees.....................       91       101        41         86
   Filing Fees........................      196       156        59         98
   Shareholders' Reports..............       78       140        65        123
   Directors'/Trustees' Fees &
     Expenses.........................       36        54        17         35
   Professional Fees..................      110       164        52        119
   Other..............................       45        78        22         61
                                       --------  --------  --------   --------
       Total Expenses.................    8,485    14,200     6,311     15,629
                                       --------  --------  --------   --------
   Net Investment Income (Loss).......   78,378   111,804    28,165     47,882
                                       --------  --------  --------   --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions
     Received from Investment
     Securities.......................       36       105        18         --
   Net Realized Gain (Loss) on:.......
   Investment Securities Sold.........   35,359    73,466    41,027    254,365
   Futures............................       --        --      (850)        --
   Change in Unrealized Appreciation
     (Depreciation) of:...............
   Investment Securities..............  455,880   694,545   196,524    230,453
                                       --------  --------  --------   --------
Net Realized and Unrealized Gain
  (Loss)..............................  491,275   768,116   236,719    484,818
                                       --------  --------  --------   --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........... $569,653  $879,920  $264,884   $532,700
                                       ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                         DFA Real
                                                                             U.S. Micro   Estate     Large Cap   International
                                                                                Cap     Securities International  Core Equity
                                                                             Portfolio  Portfolio    Portfolio     Portfolio
                                                                             ---------- ---------- ------------- -------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6, $0, $5,504 and $14,973,
     respectively)..........................................................  $ 45,300   $ 85,414    $ 66,010      $191,701
   Interest.................................................................        15         34           1             2
   Income from Securities Lending...........................................     6,267      1,034       3,291        12,660
                                                                              --------   --------    --------      --------
       Total Investment Income..............................................    51,582     86,482      69,302       204,363
                                                                              --------   --------    --------      --------
Expenses
   Investment Advisory Services Fees........................................     3,416      7,183       4,700        19,970
   Administrative Services Fees.............................................    13,662         --          --            --
   Accounting & Transfer Agent Fees.........................................       374        374         219           610
   Custodian Fees...........................................................        77         39         478         1,482
   Filing Fees..............................................................        58        102          85           245
   Shareholders' Reports....................................................       102        146          95           161
   Directors'/Trustees' Fees & Expenses.....................................        29         29          16            47
   Professional Fees........................................................        89        102          54           178
   Other....................................................................        55         40          40           122
                                                                              --------   --------    --------      --------
          Total Expenses....................................................    17,862      8,015       5,687        22,815
                                                                              --------   --------    --------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..........................................        --       (321)         --            --
   Fees Paid Indirectly.....................................................        --         --          (8)          (25)
                                                                              --------   --------    --------      --------
   Net Expenses.............................................................    17,862      7,694       5,679        22,790
                                                                              --------   --------    --------      --------
   Net Investment Income (Loss).............................................    33,720     78,788      63,623       181,573
                                                                              --------   --------    --------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Investment Securities...........        --     16,390          --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................   220,675     (1,763)    (18,104)      (40,937)
       Futures..............................................................       385        (46)         --            --
       Foreign Currency Transactions*.......................................        --         --        (353)          114
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........................   166,031    355,961      69,627       185,568
       Translation of Foreign Currency Denominated Amounts..................        --         --         (82)         (120)
                                                                              --------   --------    --------      --------
   Net Realized and Unrealized Gain (Loss)..................................   387,091    370,542      51,088       144,625
                                                                              --------   --------    --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $420,811   $449,330    $114,711      $326,198
                                                                              ========   ========    ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                               Asia      United
                                                                                   International  Japanese   Pacific    Kingdom
                                                                                       Small       Small      Small      Small
                                                                                      Company     Company    Company    Company
                                                                                    Portfolio*   Portfolio* Portfolio* Portfolio*
                                                                                   ------------- ---------- ---------- ----------
Investment Income
   Net Investment Income Received from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $13,197, $462, $183, and $1,
     respectively)................................................................   $167,967     $  6,158   $ 7,841     $1,028
   Interest.......................................................................         19           --        --         --
   Income from Securities Lending.................................................     17,286          449       737          8
   Expenses Allocated from Affiliated Investment Companies........................     (8,714)        (393)     (311)       (38)
                                                                                     --------     --------   -------     ------
          Total Net Investment Income Received from Affiliated Investment
            Companies.............................................................    176,558        6,214     8,267        998
                                                                                     --------     --------   -------     ------
Fund Investment Income
   Interest.......................................................................         23           --        --         --
                                                                                     --------     --------   -------     ------
          Total Fund Investment Income............................................         23           --        --         --
                                                                                     --------     --------   -------     ------
Fund Expenses
   Administrative Services Fees...................................................     23,665        1,078       762        121
   Accounting & Transfer Agent Fees...............................................         78           16        15         14
   Filing Fees....................................................................        168           42        31         16
   Shareholders' Reports..........................................................        203            1         3          1
   Directors'/Trustees' Fees & Expenses...........................................         50            2         2         --
   Professional Fees..............................................................         33            2         1          1
   Other..........................................................................         60            1         1          1
                                                                                     --------     --------   -------     ------
          Total Expenses..........................................................     24,257        1,142       815        154
                                                                                     --------     --------   -------     ------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................................................         --           --        --        (12)
                                                                                     --------     --------   -------     ------
   Net Expenses...................................................................     24,257        1,142       815        142
                                                                                     --------     --------   -------     ------
   Net Investment Income (Loss)...................................................    152,324        5,072     7,452        856
                                                                                     --------     --------   -------     ------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:...................................................
       Investment Securities Sold.................................................     53,955       (5,341)    4,091       (281)
       Futures....................................................................          9          (75)      (33)         6
       Foreign Currency Transactions**............................................        401          120       (56)         6
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................................    133,610       (6,790)    6,664      5,744
       Futures....................................................................         (1)           1         1         --
       Translation of Foreign Currency Denominated Amounts........................       (530)         (23)      (12)        (2)
                                                                                     --------     --------   -------     ------
   Net Realized and Unrealized Gain (Loss)........................................    187,444      (12,108)   10,655      5,473
                                                                                     --------     --------   -------     ------
Net Increase (Decrease) in Net Assets Resulting from Operations...................   $339,768     $ (7,036)  $18,107     $6,329
                                                                                     ========     ========   =======     ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $4, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                      DFA                       DFA
                                                     Continental International DFA Global  International
                                                        Small     Real Estate  Real Estate   Small Cap
                                                       Company    Securities   Securities      Value
                                                     Portfolio*    Portfolio    Portfolio    Portfolio
                                                     ----------- ------------- ----------- -------------
Investment Income
   Net Investment Income Received from
     Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld
     of $458, $0, $0 and $0, respectively)..........   $ 3,166           --           --           --
   Income Distributions Received from
     Affiliated Investment Companies................        --           --     $ 37,037           --
   Interest.........................................         1           --           --           --
   Income from Securities Lending...................       552           --           --           --
   Expenses Allocated from Affiliated
     Investment Company ............................      (174)          --           --           --
                                                       -------     --------     --------     --------
          Total Net Investment Income
            Received from Affiliated
            Investment Company......................     3,545           --       37,037           --
                                                       -------     --------     --------     --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld
     of $0, $5,661, $0 and $15,143,
     respectively)..................................        --     $ 69,461           --     $208,341
   Interest.........................................        --           --            4            7
   Income from Securities Lending...................        --        1,530           --       22,475
                                                       -------     --------     --------     --------
          Total Fund Investment Income..............        --       70,991            4      230,823
                                                       -------     --------     --------     --------
Fund Expenses
   Investment Advisory Services Fees................        --        4,241        3,152       49,872
   Administrative Services Fees.....................       442           --           --           --
   Accounting & Transfer Agent Fees.................        14          149           24          817
   Custodian Fees...................................        --          352           --        2,555
   Filing Fees......................................        17           67           65          188
   Shareholders' Reports............................         1           69           43          245
   Directors'/Trustees' Fees & Expenses.............         1           10            9           64
   Professional Fees................................         1           50           14          304
   Other............................................         1           21           10          161
                                                       -------     --------     --------     --------
          Total Expenses............................       477        4,959        3,317       54,206
                                                       -------     --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................        --           --       (2,771)          --
   Fees Paid Indirectly.............................        --           (9)          --          (38)
                                                       -------     --------     --------     --------
   Net Expenses.....................................       477        4,950          546       54,168
                                                       -------     --------     --------     --------
   Net Investment Income (Loss).....................     3,068       66,041       36,495      176,655
                                                       -------     --------     --------     --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................    (2,677)     (33,417)      (2,760)     130,909
       Futures......................................       (25)          --           --           --
       Foreign Currency Transactions**..............       (25)          34           --        1,183
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................       585      228,123      138,125      203,828
       Translation of Foreign Currency
         Denominated Amounts........................        72          (24)          --         (393)
                                                       -------     --------     --------     --------
   Net Realized and Unrealized Gain (Loss)..........    (2,070)     194,716      135,365      335,527
                                                       -------     --------     --------     --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $   998     $260,757     $171,860     $512,182
                                                       =======     ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                International               Selectively
                                                                   Vector       World ex   Hedged Global  Emerging
                                                                   Equity      U.S. Value     Equity      Markets
                                                                  Portfolio   Portfolio*** Portfolio(a)  Portfolio*
                                                                ------------- ------------ ------------- ----------
Investment Income
   Net Investment Income Received from Affiliated
     Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $149, $0
     and $8,484, respectively).................................         --       $1,686           --      $ 65,004
   Income Distributions Received from Affiliated Investment
     Companies.................................................         --          106       $  543            --
   Income from Securities Lending..............................         --           95           --         4,784
   Expenses Allocated from Affiliated Investment
     Companies.................................................         --         (112)          --        (4,963)
                                                                   -------       ------       ------      --------
          Total Investment Income..............................         --        1,775          543        64,825
                                                                   -------       ------       ------      --------
Fund Investment Income
   Dividends (Net of Foreign Taxes Withheld of $1,226, $0, $0
     and $0, respectively) ....................................    $16,170           --           --            --
   Interest....................................................         --           --            2            --
   Income from Securities Lending..............................      1,129           --           --            --
                                                                   -------       ------       ------      --------
          Total Fund Investment Income.........................     17,299           --            2            --
                                                                   -------       ------       ------      --------
Fund Expenses
   Investment Advisory Services Fees...........................      2,241          253           75            --
   Administrative Services Fees................................         --           --           --        10,176
   Accounting & Transfer Agent Fees............................         76           13           12            42
   Custodian Fees..............................................        278           --           --            --
   Filing Fees.................................................         42           35            6           118
   Shareholders' Reports.......................................         15            1            1           118
   Directors'/Trustees' Fees & Expenses........................          4           --           --            21
   Professional Fees...........................................         13            5            5            19
   Organizational & Offering Costs.............................         --           --           59            --
   Other.......................................................         16            1            1            25
                                                                   -------       ------       ------      --------
          Total Expenses.......................................      2,685          308          159        10,519
                                                                   -------       ------       ------      --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C).................         --         (129)        (150)           --
   Fees Paid Indirectly........................................         (3)          --           --            --
                                                                   -------       ------       ------      --------
   Net Expenses................................................      2,682          179            9        10,519
                                                                   -------       ------       ------      --------
   Net Investment Income (Loss)................................     14,617        1,596          536        54,306
                                                                   -------       ------       ------      --------
Realized and Unrealized Gain (Loss)
   Capital Gain Distributions Received from Affiliated
     Investment Companies......................................         --           79           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............................      2,944           61         (275)       31,303
       Futures.................................................         --           (1)         110            --
       Foreign Currency Transactions**.........................        (98)         (10)         163          (543)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     13,867          430        2,557        25,377
       Futures.................................................         --           --          (17)           --
       Translation of Foreign Currency Denominated
         Amounts...............................................        (30)          (1)         (93)           18
                                                                   -------       ------       ------      --------
   Net Realized and Unrealized Gain (Loss).....................     16,683          558        2,445        56,155
                                                                   -------       ------       ------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...................................................    $31,300       $2,154       $2,981      $110,461
                                                                   =======       ======       ======      ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                               Emerging   Emerging   Emerging
                                                                               Markets    Markets     Markets
                                                                              Small Cap    Value    Core Equity
                                                                              Portfolio* Portfolio*  Portfolio
                                                                              ---------- ---------- -----------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $6,931, $48,518 and $24,434,
     respectively)...........................................................  $ 57,827  $ 373,018   $185,183
   Interest..................................................................        --          7          2
   Income from Securities Lending............................................     8,037     28,572     19,071
   Expenses Allocated from Affiliated Investment Company.....................    (8,367)   (30,860)        --
                                                                               --------  ---------   --------
          Total Investment Income............................................    57,497    370,737    204,256
                                                                               --------  ---------   --------
Expenses
   Investment Advisory Services Fees.........................................        --         --     39,333
   Administrative Services Fees..............................................    10,440     60,899         --
   Accounting & Transfer Agent Fees..........................................        38        182        755
   Shareholder Servicing Fees --
       Class R2 Shares.......................................................        --        239         --
   Custodian Fees............................................................        --         --      7,215
   Filing Fees...............................................................       176        526        500
   Shareholders' Reports.....................................................        61        289        219
   Directors'/Trustees' Fees & Expenses......................................        18        126         56
   Professional Fees.........................................................        17        113        222
   Other.....................................................................        21        136        125
                                                                               --------  ---------   --------
          Total Expenses.....................................................    10,771     62,510     48,425
                                                                               --------  ---------   --------
   Fees Paid Indirectly......................................................        --         --        (97)
                                                                               --------  ---------   --------
   Net Expenses..............................................................    10,771     62,510     48,328
                                                                               --------  ---------   --------
   Net Investment Income (Loss)..............................................    46,726    308,227    155,928
                                                                               --------  ---------   --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................................   101,576    362,676     (8,860)
       Futures...............................................................      (812)    (1,255)     1,190
       Foreign Currency Transactions**.......................................    (1,523)    (4,701)    (1,300)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................     9,556   (535,878)   122,105
       Translation of Foreign Currency Denominated Amounts...................       (21)      (113)       (51)
                                                                               --------  ---------   --------
   Net Realized and Unrealized Gain (Loss)...................................   108,776   (179,271)   113,084
                                                                               --------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $155,502  $ 128,956   $269,012
                                                                               ========  =========   ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               Enhanced              U.S. Large
                                                          U.S. Large Company          Cap Value              U.S. Targeted
                                                               Portfolio              Portfolio             Value Portfolio
                                                          ------------------  ------------------------  ----------------------
                                                            Year      Year        Year         Year        Year        Year
                                                           Ended     Ended       Ended        Ended       Ended       Ended
                                                          Oct. 31,  Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                            2012      2011        2012         2011        2012        2011
                                                          --------  --------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).......................... $  1,469  $  1,430  $   154,843  $   120,343  $   29,117  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................      245       380      318,427      301,933     181,414      20,083
       Futures...........................................   30,568    12,791           --       (9,927)      3,336       1,751
       Foreign Currency Transactions.....................    1,331       412           --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:..................................
       Investment Securities.............................      594      (472)     824,744      (67,687)    176,832      53,386
       Futures...........................................   (6,586)     (995)          --           --          --          --
       Translation of Foreign Currency
         Denominated Amounts.............................     (857)     (174)          --           --          --          --
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   26,764    13,372    1,298,014      344,662     390,699      93,954
                                                          --------  --------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares...................................       --        --           --           --        (374)       (275)
       Class R2 Shares...................................       --        --           --           --         (76)        (43)
       Institutional Class Shares........................   (2,785)     (270)    (150,153)    (117,051)    (24,124)    (17,989)
   Net Long-Term Gains:
       Class R1 Shares...................................       --        --           --           --        (356)        (87)
       Class R2 Shares...................................       --        --           --           --         (86)        (14)
       Institutional Class Shares........................       --        --           --           --     (19,426)     (4,668)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Distributions............................   (2,785)     (270)    (150,153)    (117,051)    (44,442)    (23,076)
                                                          --------  --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................   26,869    42,165    1,501,347    2,027,913     782,957     924,360
   Shares Issued in Lieu of Cash Distributions...........    2,573       259      139,904      109,293      40,767      21,388
   Shares Redeemed.......................................  (34,538)  (42,128)  (1,794,871)  (1,945,509)   (662,151)   (743,912)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................   (5,096)      296     (153,620)     191,697     161,573     201,836
                                                          --------  --------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........   18,883    13,398      994,241      419,308     507,830     272,714
Net Assets
   Beginning of Period...................................  171,128   157,730    7,340,344    6,921,036   2,543,979   2,271,265
                                                          --------  --------  -----------  -----------  ----------  ----------
   End of Period......................................... $190,011  $171,128  $ 8,334,585  $ 7,340,344  $3,051,809  $2,543,979
                                                          ========  ========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.........................................    3,051     5,163       72,600      100,905      48,542      56,950
   Shares Issued in Lieu of Cash Distributions...........      314        33        6,979        5,526       2,677       1,349
   Shares Redeemed.......................................   (3,906)   (5,148)     (86,993)     (98,393)    (40,606)    (46,106)
   Shares Reduced by Reverse Stock Split (Note G)........       --        --           --           --          --          (9)
                                                          --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     (541)       48       (7,414)       8,038      10,613      12,184
                                                          ========  ========  ===========  ===========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)................................................ $  2,005  $  1,903  $    25,366  $    20,676  $    3,945  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                           U.S. Small                U.S. Core                U.S. Core
                                                       Cap Value Portfolio      Equity 1 Portfolio       Equity 2 Portfolio
                                                    ------------------------  ----------------------  ------------------------
                                                        Year         Year        Year        Year         Year         Year
                                                       Ended        Ended       Ended       Ended        Ended        Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,
                                                        2012         2011        2012        2011         2012         2011
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $    53,970  $    44,197  $   78,378  $   51,991  $   111,804  $    80,421
   Capital Gain Distributions Received from
     Investment Securities.........................          --           --          36          --          105           --
   Net Realized Gain (Loss) on:....................
       Investment Securities Sold..................     430,201      215,171      35,359      31,974       73,466       69,078
       Futures.....................................         954         (825)         --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:............................
       Investment Securities.......................     522,870      112,710     455,880     116,761      694,545      192,966
       Futures.....................................        (536)         536          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,007,459      371,789     569,653     200,726      879,920      342,465
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Distributions From:
     Net Investment Income:
       Institutional Class Shares..................     (50,536)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
     Net Long-Term Gains:
       Institutional Class Shares..................     (89,379)          --          --          --           --           --
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Distributions......................    (139,915)     (41,924)    (73,066)    (49,822)     (99,623)     (78,869)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................   1,130,039    1,194,011   1,316,460   1,193,672    1,284,909    1,575,775
   Shares Issued in Lieu of Cash
     Distributions.................................     131,338       39,640      66,157      45,486       96,744       76,923
   Shares Redeemed.................................  (1,581,314)  (1,577,930)   (733,642)   (556,060)  (1,057,872)  (1,086,755)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (319,937)    (344,279)    648,975     683,098      323,781      565,943
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets.................................     547,607      (14,414)  1,145,562     834,002    1,104,078      829,539
Net Assets
   Beginning of Period.............................   6,540,863    6,555,277   3,731,411   2,897,409    5,819,906    4,990,367
                                                    -----------  -----------  ----------  ----------  -----------  -----------
   End of Period................................... $ 7,088,470  $ 6,540,863  $4,876,973  $3,731,411  $ 6,923,984  $ 5,819,906
                                                    ===========  ===========  ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
   Shares Issued...................................      45,152       48,190     114,530     108,434      113,356      144,791
   Shares Issued in Lieu of Cash
     Distributions.................................       5,754        1,639       5,842       4,215        8,679        7,192
   Shares Redeemed.................................     (62,499)     (62,955)    (63,857)    (51,146)     (93,203)     (99,493)
                                                    -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     (11,593)     (13,126)     56,515      61,503       28,832       52,490
                                                    ===========  ===========  ==========  ==========  ===========  ===========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $        94  $       858  $   10,461  $    8,359  $    15,899  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          U.S. Vector              U.S. Small               U.S. Micro
                                                       Equity Portfolio           Cap Portfolio            Cap Portfolio
                                                    ----------------------  -----------------------   ----------------------
                                                    Year Ended  Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011        2012         2011         2012        2011
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   28,165  $   20,309  $   47,882  $    33,067   $   33,720  $   23,621
   Capital Gain Distributions Received from
     Investment Securities.........................         18          --          --           --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     41,027      46,999     254,365      211,228      220,675     234,404
       Futures.....................................       (850)         --          --          929          385          --
       In-Kind Redemptions.........................         --          --          --      126,527*          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.......................    196,524      18,243     230,453      (60,488)     166,031      32,818
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    264,884      85,551     532,700      311,263      420,811     290,843
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Distributions......................    (26,665)    (19,719)    (41,256)     (32,796)     (30,423)    (23,667)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    363,121     551,321   1,000,664    1,118,116      389,014     509,041
   Shares Issued in Lieu of Cash Distributions.....     26,213      19,400      38,143       30,271       28,484      22,542
   Shares Redeemed.................................   (470,271)   (343,081)   (737,229)  (1,047,988)*   (627,647)   (719,326)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    (80,937)    227,640     301,578      100,399     (210,149)   (187,743)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    157,282     293,472     793,022      378,866      180,239      79,433
Net Assets
   Beginning of Period.............................  1,851,895   1,558,423   3,770,323    3,391,457    3,257,719   3,178,286
                                                    ----------  ----------  ----------  -----------   ----------  ----------
   End of Period................................... $2,009,177  $1,851,895  $4,563,345  $ 3,770,323   $3,437,958  $3,257,719
                                                    ==========  ==========  ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     33,038      51,309      45,541       52,474       27,509      37,458
   Shares Issued in Lieu of Cash Distributions.....      2,473       1,845       1,786        1,457        2,109       1,695
   Shares Redeemed.................................    (42,602)    (31,749)    (33,325)     (48,404)     (44,113)    (52,370)
                                                    ----------  ----------  ----------  -----------   ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     (7,091)     21,405      14,002        5,527      (14,495)    (13,217)
                                                    ==========  ==========  ==========  ===========   ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    2,490  $    3,557  $    5,302  $     1,483   $    3,910  $    3,199

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        DFA Real Estate            Large Cap             International
                                                          Securities             International            Core Equity
                                                           Portfolio               Portfolio               Portfolio
                                                    ----------------------  ----------------------  -----------------------
                                                       Year        Year        Year        Year        Year         Year
                                                      Ended       Ended       Ended       Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31     Oct. 31,
                                                       2012        2011        2012        2011        2012         2011
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   78,788  $   51,146  $   63,623  $   55,392  $   181,573  $  161,011
   Capital Gain Distributions Received from
     Investment Securities.........................     16,390      13,117          --          --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     (1,763)    (39,946)    (18,104)    (12,846)     (40,937)     28,431
       Futures.....................................        (46)         --          --          --           --          --
       Foreign Currency Transactions*..............         --          --        (353)        187          114        (191)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................    355,961     277,359      69,627    (133,116)     185,568    (525,986)
       Translation of Foreign Currency
         Denominated Amounts.......................         --          --         (82)       (205)        (120)       (476)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    449,330     301,676     114,711     (90,588)     326,198    (337,211)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares..................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Distributions......................    (99,783)    (40,246)    (60,808)    (54,107)    (176,198)   (161,285)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    826,214     685,272     634,549     463,836    1,839,473   1,663,723
   Shares Issued in Lieu of Cash Distributions.....     96,714      38,998      57,573      51,857      169,856     154,934
   Shares Redeemed.................................   (654,733)   (576,605)   (394,415)   (283,535)  (1,072,475)   (791,266)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    268,195     147,665     297,707     232,158      936,854   1,027,391
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    617,742     409,095     351,610      87,463    1,086,854     528,895
Net Assets
   Beginning of Period.............................  3,098,647   2,689,552   1,704,149   1,616,686    5,395,884   4,866,989
                                                    ----------  ----------  ----------  ----------  -----------  ----------
   End of Period................................... $3,716,389  $3,098,647  $2,055,759  $1,704,149  $ 6,482,738  $5,395,884
                                                    ==========  ==========  ==========  ==========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     32,929      30,656      36,185      23,919      190,598     153,758
   Shares Issued in Lieu of Cash Distributions.....      3,972       1,817       3,432       2,658       18,393      14,162
   Shares Redeemed.................................    (26,322)    (25,853)    (22,604)    (14,657)    (112,419)    (73,947)
                                                    ----------  ----------  ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     10,579       6,620      17,013      11,920       96,572      93,973
                                                    ==========  ==========  ==========  ==========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                           $   23,599  $   14,529  $    8,708  $    5,725  $    25,255  $   13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   International            Japanese          Asia Pacific
                                                                   Small Company          Small Company       Small Company
                                                                     Portfolio              Portfolio           Portfolio
                                                              -----------------------  ------------------  ------------------
                                                                  Year        Year       Year      Year      Year      Year
                                                                 Ended       Ended      Ended     Ended     Ended     Ended
                                                                Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                  2012        2011       2012      2011      2012      2011
                                                              -----------  ----------  --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $   152,324  $  146,577  $  5,072  $  2,693  $  7,452  $  4,845
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................      53,955     205,897    (5,341)   (5,587)    4,091     8,959
       Futures...............................................           9        (271)      (75)       --       (33)       --
       Foreign Currency Transactions*........................         401        (103)      120        14       (56)       85
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency............     133,610    (571,803)   (6,790)   13,164     6,664   (21,184)
       Futures...............................................          (1)         --         1        --         1        --
       Translation of Foreign Currency Denominated
         Amounts.............................................        (530)       (340)      (23)      (61)      (12)       18
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................     339,768    (220,043)   (7,036)   10,223    18,107    (7,277)
                                                              -----------  ----------  --------  --------  --------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................    (163,885)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
   Net Long-Term Gains:
       Institutional Class Shares............................    (108,621)         --        --        --        --        --
                                                              -----------  ----------  --------  --------  --------  --------
          Total Distributions................................    (272,506)   (179,486)   (4,541)   (2,305)   (9,333)   (6,964)
                                                              -----------  ----------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued.............................................   1,391,405   1,380,524   198,642    74,211   110,755    54,555
   Shares Issued in Lieu of Cash Distributions...............     262,078     171,227     4,202     2,020     8,531     6,350
   Shares Redeemed...........................................  (1,131,600)   (829,801)  (60,419)  (35,962)  (29,131)  (38,913)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................     521,883     721,950   142,425    40,269    90,155    21,992
                                                              -----------  ----------  --------  --------  --------  --------
          Total Increase (Decrease) in Net Assets............     589,145     322,421   130,848    48,187    98,929     7,751
Net Assets
   Beginning of Period.......................................   5,834,015   5,511,594   163,120   114,933   139,262   131,511
                                                              -----------  ----------  --------  --------  --------  --------
   End of Period............................................. $ 6,423,160  $5,834,015  $293,968  $163,120  $238,191  $139,262
                                                              ===========  ==========  ========  ========  ========  ========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................      95,525      81,929    12,557     4,725     5,147     2,200
   Shares Issued in Lieu of Cash Distributions...............      19,065      10,276       282       133       410       249
   Shares Redeemed...........................................     (77,790)    (50,113)   (3,928)   (2,288)   (1,342)   (1,533)
                                                              -----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................      36,800      42,092     8,911     2,570     4,215       916
                                                              ===========  ==========  ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $     3,290  $    6,376  $  1,728  $  1,041  $    779  $  1,047

--------
* Net of foreign capital gain taxes withheld of $4, $0, $0, $0, $0, and $0, respectively.


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                United Kingdom       Continental        DFA International
                                                                Small Company       Small Company    Real Estate Securities
                                                                  Portfolio           Portfolio             Portfolio
                                                              -----------------  ------------------  ----------------------
                                                                Year      Year     Year      Year       Year        Year
                                                               Ended     Ended    Ended     Ended      Ended       Ended
                                                              Oct. 31,  Oct. 31, Oct. 31,  Oct. 31,   Oct. 31,    Oct. 31,
                                                                2012      2011     2012      2011       2012        2011
                                                              --------  -------- --------  --------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).............................. $    856  $ 1,146  $  3,068  $  3,026  $   66,041  $   58,347
   Net Realized Gain (Loss) on:..............................
       Investment Securities Sold............................     (281)   1,011    (2,677)    3,433     (33,417)    (74,845)
       Futures...............................................        6       --       (25)      (16)         --          --
       Foreign Currency Transactions.........................        6        1       (25)      (34)         34         223
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............    5,744   (2,107)      585   (21,048)    228,123       3,153
       Translation of Foreign Currency Denominated
         Amounts.............................................       (2)       2        72         3         (24)        (99)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations........................    6,329       53       998   (14,636)    260,757     (13,221)
                                                              --------  -------  --------  --------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
          Total Distributions................................     (992)  (1,071)   (2,958)   (3,562)    (54,030)   (107,338)
                                                              --------  -------  --------  --------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................................    1,858    3,802    11,823    18,358     416,378     322,549
   Shares Issued in Lieu of Cash Distributions...............      752      818     2,148     2,856      53,300     106,188
   Shares Redeemed...........................................  (10,500)  (3,484)  (23,147)  (13,670)   (204,853)   (206,576)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions.....................................   (7,890)   1,136    (9,176)    7,544     264,825     222,161
                                                              --------  -------  --------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets............   (2,553)     118   (11,136)  (10,654)    471,552     101,602
Net Assets
   Beginning of Period.......................................   33,869   33,751   117,452   128,106   1,060,156     958,554
                                                              --------  -------  --------  --------  ----------  ----------
   End of Period............................................. $ 31,316  $33,869  $106,316  $117,452  $1,531,708  $1,060,156
                                                              ========  =======  ========  ========  ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued.............................................       76      158       842     1,086      84,674      62,870
   Shares Issued in Lieu of Cash Distributions...............       34       33       166       164      12,309      21,940
   Shares Redeemed...........................................     (429)    (138)   (1,693)     (801)    (42,864)    (40,236)
                                                              --------  -------  --------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued
            and Redeemed.....................................     (319)      53      (685)      449      54,119      44,574
                                                              ========  =======  ========  ========  ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)........................... $    149  $   279  $    280  $     27  $  (46,274) $  (53,267)


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               DFA Global           DFA International        International
                                                         Real Estate Securities      Small Cap Value         Vector Equity
                                                               Portfolio                Portfolio              Portfolio
                                                         ---------------------  ------------------------  -------------------
                                                            Year        Year        Year         Year        Year      Year
                                                           Ended       Ended       Ended        Ended       Ended     Ended
                                                          Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,  Oct. 31,
                                                            2012        2011        2012         2011        2012      2011
                                                         ----------  ---------  -----------  -----------  ---------  --------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)......................... $   36,495  $  37,948  $   176,655  $   168,945  $  14,617  $ 11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................     (2,760)    (4,706)     130,909      146,129      2,944     6,572
       Foreign Currency Transactions*...................         --         --        1,183          115        (98)      126
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................    138,125      1,312      203,828     (659,162)    13,867   (47,642)
       Translation of Foreign Currency
         Denominated Amounts............................         --         --         (393)        (833)       (30)      (27)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    171,860     34,554      512,182     (344,806)    31,300   (29,403)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................    (25,716)   (41,423)    (187,200)    (182,741)   (14,204)  (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.......................         --         --      (11,429)          --         --        --
   Net Long-Term Gains:
       Institutional Class Shares.......................         --         --     (126,221)    (138,537)    (6,473)   (2,419)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Distributions...........................    (25,716)   (41,423)    (324,850)    (321,278)   (20,677)  (14,193)
                                                         ----------  ---------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
   Shares Issued........................................    445,794    372,793    1,698,080    1,422,232    241,502   139,795
   Shares Issued in Lieu of Cash Distributions..........     25,115     40,672      304,574      303,336     19,813    13,500
   Shares Redeemed......................................   (170,854)  (232,709)  (1,382,520)  (1,255,658)  (121,119)  (62,242)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    300,055    180,756      620,134      469,910    140,196    91,053
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Total Increase (Decrease) in Net
            Assets......................................    446,199    173,887      807,466     (196,174)   150,819    47,457
Net Assets
   Beginning of Period..................................    869,348    695,461    7,459,144    7,655,318    410,580   363,123
                                                         ----------  ---------  -----------  -----------  ---------  --------
   End of Period........................................ $1,315,547  $ 869,348  $ 8,266,610  $ 7,459,144  $ 561,399  $410,580
                                                         ==========  =========  ===========  ===========  =========  ========
(1) Shares Issued and Redeemed:
   Shares Issued........................................     51,866     45,423      117,598       86,184     27,490    13,326
   Shares Issued in Lieu of Cash Distributions..........      3,385      5,345       22,510       18,285      2,341     1,293
   Shares Redeemed......................................    (20,069)   (28,834)     (97,364)     (75,870)   (13,627)   (5,988)
                                                         ----------  ---------  -----------  -----------  ---------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     35,182     21,934       42,744       28,599     16,204     8,631
                                                         ==========  =========  ===========  ===========  =========  ========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)............................................... $   11,623  $   1,177  $    14,647  $    21,874  $   1,456  $    782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $13, $0, $1, and $0, respectively.

See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                         Selectively
                                                                     World ex U.S.   Hedged Global Equity    Emerging Markets
                                                                    Value Portfolio       Portfolio              Portfolio
                                                                   ----------------  -------------------- ----------------------
                                                                                            Period
                                                                     Year     Year         Nov. 14,          Year        Year
                                                                    Ended    Ended        2011(a) to        Ended       Ended
                                                                   Oct. 31, Oct. 31,       Oct. 31,        Oct. 31,    Oct. 31,
                                                                     2012     2011           2012            2012        2011
                                                                   -------- -------- -------------------- ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)................................... $ 1,596  $ 1,131        $   536        $   54,306  $   49,480
   Capital Gain Distributions Received from
       Affiliated Investment Companies............................      79       48             --                --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................      61   (6,148)          (275)           31,303      94,878
       Futures....................................................      (1)      --            110                --          --
       Foreign Currency Transactions*.............................     (10)      (4)           163              (543)     (1,059)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................     430   (1,774)         2,557            25,377    (309,714)
       Futures....................................................      --       --            (17)               --          --
       Translation of Foreign Currency Denominated
         Amounts..................................................      (1)     (13)           (93)               18        (109)
   Change in Deferred Thailand Capital Gains Tax .................      --        3             --                --       4,215
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................   2,154   (6,757)         2,981           110,461    (162,309)
                                                                   -------  -------        -------        ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.................................  (1,432)  (1,006)          (534)          (49,445)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.................................      (6)     (19)            --                --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.................................      --     (195)            --           (90,351)   (136,141)
                                                                   -------  -------        -------        ----------  ----------
          Total Distributions.....................................  (1,438)  (1,220)          (534)         (139,796)   (178,997)
                                                                   -------  -------        -------        ----------  ----------
Capital Share Transactions (1):
   Shares Issued..................................................  15,365   32,244         32,522           860,651     668,299
   Shares Issued in Lieu of Cash Distributions....................   1,370    1,211            533           130,084     164,271
   Shares Redeemed................................................  (7,419)  (7,929)          (552)         (477,258)   (550,727)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   9,316   25,526         32,503           513,477     281,843
                                                                   -------  -------        -------        ----------  ----------
          Total Increase (Decrease) in Net Assets.................  10,032   17,549         34,950           484,142     (59,463)
Net Assets
   Beginning of Period............................................  47,165   29,616             --         2,313,035   2,372,498
                                                                   -------  -------        -------        ----------  ----------
   End of Period.................................................. $57,197  $47,165        $34,950        $2,797,177  $2,313,035
                                                                   =======  =======        =======        ==========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued..................................................   1,625    2,801          3,216            34,114      22,995
   Shares Issued in Lieu of Cash Distributions....................     152      108             53             5,452       5,590
   Shares Redeemed................................................    (756)    (782)           (53)          (18,952)    (18,667)
                                                                   -------  -------        -------        ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................   1,021    2,127          3,216            20,614       9,918
                                                                   =======  =======        =======        ==========  ==========
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)................................ $   330  $   168        $   166        $    8,306  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       Emerging Markets                                   Emerging Markets
                                                           Small Cap            Emerging Markets            Core Equity
                                                           Portfolio             Value Portfolio             Portfolio
                                                    ----------------------  ------------------------  -----------------------
                                                       Year        Year         Year         Year         Year        Year
                                                      Ended       Ended        Ended        Ended        Ended       Ended
                                                     Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                       2012        2011         2012         2011         2012        2011
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   46,726  $   36,127  $   308,227  $   259,300  $   155,928  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................    101,576      27,050      362,676      193,129       (8,860)     20,186
       Futures.....................................       (812)         --       (1,255)          --        1,190          --
       Foreign Currency Transactions*..............     (1,523)     (1,258)      (4,701)      (3,612)      (1,300)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................      9,556    (354,184)    (535,878)  (2,865,375)     122,105    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (21)        (31)        (113)          (5)         (51)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079           --       5,965
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    155,502    (288,763)     128,956   (2,400,484)     269,012    (595,110)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --       (1,576)        (532)          --          --
       Institutional Class Shares..................    (40,500)    (33,950)    (285,978)    (223,890)    (139,837)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)          --          --
       Institutional Class Shares..................         --          --           --      (67,767)          --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)          --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Distributions......................    (77,612)    (92,309)    (476,760)    (771,699)    (139,837)    (86,292)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................  1,164,899     694,159    5,108,640    6,491,870    4,068,293   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     68,580      74,466      439,131      711,366      126,291      77,358
   Shares Redeemed.................................   (236,441)   (387,846)  (2,319,607)  (1,805,221)  (1,096,525)   (732,430)
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    997,038     380,779    3,228,164    5,398,015    3,098,059   1,868,993
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................  1,074,928        (293)   2,880,360    2,225,832    3,227,234   1,187,591
Net Assets
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538    5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  -----------  ----------
   End of Period................................... $2,907,673  $1,832,745  $16,688,730  $13,808,370  $ 8,594,707  $5,367,473
                                                    ==========  ==========  ===========  ===========  ===========  ==========
(1) Shares Issued and Redeemed:
   Shares Issued...................................     59,256      31,956      181,833      190,904      218,730     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      3,782       3,241       16,750       20,921        7,108       3,743
   Shares Redeemed.................................    (12,340)    (18,437)     (82,979)     (55,156)     (60,020)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)          --          --
                                                    ----------  ----------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................     50,698      16,760      115,604      137,061      165,818      90,323
                                                    ==========  ==========  ===========  ===========  ===========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).......................................... $    6,451  $    1,396  $    40,292  $    33,870  $    26,576  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Enhanced U.S. Large Company Portfolio
                                                      ------------------------------------------------------------------
                                                                                                    Period
                                                        Year      Year      Year       Year        Dec. 1,          Year
                                                       Ended     Ended     Ended      Ended        2007 to         Ended
                                                      Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,      Oct. 31,       Nov. 30,
                                                        2012      2011      2010       2009          2008           2007
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, Beginning of Period ................ $   8.15  $   7.53  $   6.48  $   6.47    $  10.91        $  10.95
                                                      --------  --------  --------  --------    --------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...................     0.07      0.07      0.07      0.05        0.39            0.30
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................     1.20      0.56      1.05      0.61       (3.74)           0.45
                                                      --------  --------  --------  --------    --------        --------
       Total From Investment Operations..............     1.27      0.63      1.12      0.66       (3.35)           0.75
                                                      --------  --------  --------  --------    --------        --------
Less Distributions
------------------
   Net Investment Income.............................    (0.13)    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)
   Net Realized Gains................................       --        --        --     (0.06)      (0.73)          (0.43)
                                                      --------  --------  --------  --------    --------        --------
       Total Distributions...........................    (0.13)    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)
                                                      --------  --------  --------  --------    --------        --------
Net Asset Value, End of Period....................... $   9.29  $   8.15  $   7.53  $   6.48    $   6.47        $  10.91
                                                      ========  ========  ========  ========    ========        ========
Total Return.........................................    15.84%     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%
                                                      --------  --------  --------  --------    --------        --------
Net Assets, End of Period (thousands)................ $190,011  $171,128  $157,730  $165,231    $200,331        $337,050
Ratio of Expenses to Average Net Assets..............     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)
Ratio of Net Investment Income to Average Net Assets      0.80%     0.86%     0.98%     0.86%       4.74%(B)        2.67%
Portfolio Turnover Rate..............................       76%      140%       78%       46%*       N/A             N/A

                                                                       U.S. Large Cap Value Portfolio
                                        -----------------------------------------------------------------------------
                                                                                                         Period
                                             Year           Year           Year           Year          Dec. 1,
                                            Ended          Ended          Ended          Ended          2007 to
                                           Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,
                                             2012           2011           2010           2009            2008
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of
  Period .............................. $    19.29     $    18.58     $    15.81     $    14.58     $    24.44
                                        ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.41           0.33           0.33           0.31           0.36
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.04           0.70           2.76           1.28          (8.83)
                                        ----------     ----------     ----------     ----------     ----------
       Total From Investment
         Operations....................       3.45           1.03           3.09           1.59          (8.47)
                                        ----------     ----------     ----------     ----------     ----------
Less Distributions
------------------
   Net Investment Income...............      (0.40)         (0.32)         (0.32)         (0.34)         (0.35)
   Net Realized Gains..................         --             --             --          (0.02)         (1.04)
                                        ----------     ----------     ----------     ----------     ----------
       Total Distributions.............      (0.40)         (0.32)         (0.32)         (0.36)         (1.39)
                                        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period......... $    22.34     $    19.29     $    18.58     $    15.81     $    14.58
                                        ==========     ==========     ==========     ==========     ==========
Total Return...........................      18.14%          5.53%         19.72%         11.76%        (36.63)%(C)
                                        ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands).......................... $8,334,585     $7,340,344     $6,921,036     $5,863,652     $5,330,448
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.99%          1.63%          1.86%          2.26%          1.86%(B)
Portfolio Turnover Rate................        N/A            N/A            N/A            N/A            N/A

                                        -----------

                                             Year
                                            Ended
                                           Nov. 30,
                                             2007
                                        ----------
Net Asset Value, Beginning of
  Period .............................. $    25.40
                                        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.33
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................      (0.43)
                                        ----------
       Total From Investment
         Operations....................      (0.10)
                                        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.32)
   Net Realized Gains..................      (0.54)
                                        ----------
       Total Distributions.............      (0.86)
                                        ----------
Net Asset Value, End of Period......... $    24.44
                                        ==========
Total Return...........................      (0.49)%
                                        ----------
Net Assets, End of Period
  (thousands).......................... $7,535,552
Ratio of Expenses to Average Net
  Assets...............................       0.27%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       1.28%
Portfolio Turnover Rate................        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                 U.S. Targeted Value Portfolio-Class R1 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      Jan. 31,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.32  $ 14.75  $ 11.73  $ 10.92  $ 14.69
                               -------  -------  -------  -------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.15     0.10     0.07     0.12     0.13
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.06     0.60     3.07     0.87    (3.76)
                               -------  -------  -------  -------  -------
       Total From
         Investment
         Operations...........    2.21     0.70     3.14     0.99    (3.63)
                               -------  -------  -------  -------  -------
Less Distributions
------------------
   Net Investment Income......   (0.13)   (0.10)   (0.12)   (0.18)   (0.14)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------  -------  -------  -------
       Total
         Distributions........   (0.25)   (0.13)   (0.12)   (0.18)   (0.14)
                               -------  -------  -------  -------  -------
Net Asset Value, End of
  Period...................... $ 17.28  $ 15.32  $ 14.75  $ 11.73  $ 10.92
                               =======  =======  =======  =======  =======
Total Return..................   14.67%    4.69%   26.93%    9.36%  (24.96)%(C)
                               -------  -------  -------  -------  -------
Net Assets, End of Period
  (thousands)................. $49,423  $45,132  $41,316  $31,393  $25,599
Ratio of Expenses to Average
  Net Assets..................    0.48%    0.48%    0.49%    0.52%    0.50%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.93%    0.61%    0.59%    1.12%    1.24%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

                                 U.S. Targeted Value Portfolio-Class R2 Shares+
                               -------------------------------------------
                                                                       Period
                                 Year     Year     Year     Year      June 30,
                                Ended    Ended    Ended    Ended      2008(a)
                               Oct. 31, Oct. 31, Oct. 31, Oct. 31,    to Oct.
                                 2012     2011     2010     2009      31, 2008
                               -------- -------- -------- -------- --------
Net Asset Value, Beginning of
  Period...................... $ 15.31  $ 14.76   $11.74   $10.91  $ 13.94
                               -------  -------   ------   ------  -------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)................    0.13     0.07     0.05     0.10     0.05
   Net Gains (Losses) on
     Securities (Realized
     and Unrealized)..........    2.05     0.60     3.07     0.88    (3.02)
                               -------  -------   ------   ------  -------
       Total From
         Investment
         Operations...........    2.18     0.67     3.12     0.98    (2.97)
                               -------  -------   ------   ------  -------
Less Distributions
------------------
   Net Investment Income......   (0.11)   (0.09)   (0.10)   (0.15)   (0.06)
   Net Realized Gains.........   (0.12)   (0.03)      --       --       --
                               -------  -------   ------   ------  -------
       Total
         Distributions........   (0.23)   (0.12)   (0.10)   (0.15)   (0.06)
                               -------  -------   ------   ------  -------
Net Asset Value, End of
  Period...................... $ 17.26  $ 15.31   $14.76   $11.74  $ 10.91
                               =======  =======   ======   ======  =======
Total Return..................   14.46%    4.50%   26.66%    9.23%  (21.40)%(C)
                               -------  -------   ------   ------  -------
Net Assets, End of Period
  (thousands)................. $12,754  $10,918   $5,967   $2,930  $ 1,715
Ratio of Expenses to Average
  Net Assets..................    0.63%    0.63%    0.64%    0.67%    0.66%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets                          0.78%    0.42%    0.44%    0.91%    1.35%(B)(E)
Portfolio Turnover Rate.......      20%      23%      20%      17%      20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  U.S. Targeted Value Portfolio-Institutional Class Shares
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,          Year
                                          Ended       Ended       Ended       Ended       2007 to         Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Nov. 30,
                                           2012        2011        2010        2009         2008           2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period .............................. $    15.32  $    14.76  $    11.70  $    10.84  $  15.89      $  18.69
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.17        0.12        0.09        0.12      0.18          0.20
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       2.06        0.59        3.06        0.88     (4.68)        (1.32)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       2.23        0.71        3.15        1.00     (4.50)        (1.12)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)
   Net Realized Gains..................      (0.12)      (0.03)         --          --     (0.40)        (1.48)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.27)      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    17.28  $    15.32  $    14.76  $    11.70  $  10.84      $  15.89
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.78%       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands)                           $2,989,632  $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805
Ratio of Expenses to Average Net
  Assets.                                     0.38%       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**
Ratio of Net Investment Income to
  Average Net Assets                          1.03%       0.71%       0.69%       1.19%     1.39%(B)      1.12%
Portfolio Turnover Rate................         20%         23%         20%         17%       20%(C)         9%(C)*

                                                                  U.S. Small Cap Value Portfolio
                                        ------------------------------------------------------------------------------
                                                                                               Period
                                           Year        Year        Year         Year          Dec. 1,            Year
                                          Ended       Ended       Ended        Ended          2007 to           Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                           2012        2011        2010         2009            2008             2007
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period .............................. $    23.50  $    22.49  $    17.69  $    16.32    $    26.49        $    31.59
                                        ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.20        0.16        0.09        0.04          0.18              0.30
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       3.38        1.00        4.79        1.54         (7.86)            (2.72)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
         Operations....................       3.58        1.16        4.88        1.58         (7.68)            (2.42)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...............      (0.18)      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)
   Net Realized Gains..................      (0.33)         --          --          --         (2.27)            (2.40)
                                        ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.............      (0.51)      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, End of Period......... $    26.57  $    23.50  $    22.49  $    17.69    $    16.32        $    26.49
                                        ==========  ==========  ==========  ==========    ==========        ==========
Total Return...........................      15.60%       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%
                                        ----------  ----------  ----------  ----------    ----------        ----------
Net Assets, End of Period
  (thousands).......................... $7,088,470  $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846
Ratio of Expenses to Average Net
  Assets...............................       0.52%       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.78%       0.62%       0.43%       0.27%         0.86%(B)          0.98%
Portfolio Turnover Rate................         15%         14%         19%         21%+         N/A               N/A

--------
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          U.S. Core Equity 1 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.78  $    10.18  $     8.54  $     7.81  $    11.83      $    11.50
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.21        0.17        0.15        0.15        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.32        0.59        1.61        0.73       (4.03)           0.35
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.53        0.76        1.76        0.88       (3.86)           0.54
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81      $    11.83
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.29%       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $4,876,973  $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031
Ratio of Expenses to Average
  Net Assets.                            0.19%       0.20%       0.20%       0.22%       0.20%(B)        0.20%
Ratio of Net Investment
  Income to Average Net Assets           1.79%       1.49%       1.53%       2.02%       1.78%(B)        1.53%
Portfolio Turnover Rate...........          3%          5%          4%          7%          5%(C)          10%

                                                          U.S. Core Equity 2 Portfolio
                                   --------------------------------------------------------------------------
                                                                                       Period
                                      Year        Year        Year        Year        Dec. 1,         Year
                                     Ended       Ended       Ended       Ended        2007 to        Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                      2012        2011        2010        2009          2008          2007
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of
  Period ......................... $    10.61  $    10.06  $     8.39  $     7.73  $    11.77      $    11.65
                                   ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)....................       0.20        0.16        0.14        0.14        0.17            0.19
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       1.36        0.54        1.64        0.66       (4.04)           0.13
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...............       1.56        0.70        1.78        0.80       (3.87)           0.32
                                   ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)
   Net Realized Gains.............         --          --          --          --          --           (0.03)
                                   ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions........      (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of
  Period.......................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73      $    11.77
                                   ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      14.81%       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%
                                   ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)                      $6,923,984  $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420
Ratio of Expenses to Average
  Net Assets.                            0.22%       0.22%       0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
  Income to Average Net Assets           1.74%       1.42%       1.47%       1.89%       1.77%(B)        1.55%
Portfolio Turnover Rate...........          5%          9%          7%          4%          8%(C)           7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Vector Equity Portfolio
                                        ----------------------------------------------------------------------
                                                                                           Period
                                           Year        Year        Year        Year       Dec. 1,        Year
                                          Ended       Ended       Ended       Ended       2007 to       Ended
                                         Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                           2012        2011        2010        2009         2008         2007
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, Beginning of
  Period............................... $    10.28  $     9.82  $     8.03  $     7.48  $  11.38      $  11.79
                                        ----------  ----------  ----------  ----------  --------      --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).....       0.16        0.12        0.10        0.11      0.15          0.16
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.32        0.46        1.79        0.57     (3.89)        (0.25)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total From Investment
         Operations....................       1.48        0.58        1.89        0.68     (3.74)        (0.09)
                                        ----------  ----------  ----------  ----------  --------      --------
Less Distributions
------------------
   Net Investment Income...............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)
   Net Realized Gains..................         --          --          --          --        --         (0.18)
                                        ----------  ----------  ----------  ----------  --------      --------
       Total Distributions.............      (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)
                                        ----------  ----------  ----------  ----------  --------      --------
Net Asset Value, End of Period......... $    11.61  $    10.28  $     9.82  $     8.03  $   7.48      $  11.38
                                        ==========  ==========  ==========  ==========  ========      ========
Total Return...........................      14.55%       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%
                                        ----------  ----------  ----------  ----------  --------      --------
Net Assets, End of Period
  (thousands).......................... $2,009,177  $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net
  Assets...............................       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)                                       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to
  Average Net Assets...................       1.45%       1.11%       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate................          9%         10%         11%         11%       11%(C)        14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Small Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    20.55  $    19.06  $    14.89  $    13.35    $    20.64        $    22.46
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.25        0.18        0.13        0.06          0.14              0.21
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       2.53        1.49        4.17        1.65         (6.08)            (0.66)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       2.78        1.67        4.30        1.71         (5.94)            (0.45)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.22)      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)
   Net Realized Gains..............         --          --          --          --         (1.18)            (1.16)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.22)      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    23.11  $    20.55  $    19.06  $    14.89    $    13.35        $    20.64
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.61%       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $4,563,345  $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093
   Ratio of Expenses to
     Average Net Assets............       0.37%       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       1.14%       0.84%       0.76%       0.50%         0.86%(B)          0.95%
   Portfolio Turnover Rate.........         16%         23%         19%         17%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

                                                                 U.S. Micro Cap Portfolio
                                    ------------------------------------------------------------------------------
                                                                                           Period
                                       Year        Year        Year         Year          Dec. 1,            Year
                                      Ended       Ended       Ended        Ended          2007 to           Ended
                                     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                       2012        2011        2010         2009            2008             2007
                                    ----------  ----------  ----------  ----------    ----------        ----------
Net Asset Value, Beginning of
  Period........................... $    13.24  $    12.25  $     9.57  $     9.19    $    14.80        $    16.83
                                    ----------  ----------  ----------  ----------    ----------        ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).       0.14        0.09        0.06        0.03          0.10              0.14
   Net Gains (Losses) on
     Securities
     (Realized and Unrealized).....       1.59        0.99        2.68        0.54         (4.32)            (0.69)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total From Investment
          Operations...............       1.73        1.08        2.74        0.57         (4.22)            (0.55)
                                    ----------  ----------  ----------  ----------    ----------        ----------
Less Distributions
------------------
   Net Investment Income...........      (0.13)      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)
   Net Realized Gains..............         --          --          --          --         (1.26)            (1.35)
                                    ----------  ----------  ----------  ----------    ----------        ----------
       Total Distributions.........      (0.13)      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Asset Value, End of
     Period........................ $    14.84  $    13.24  $    12.25  $     9.57    $     9.19        $    14.80
                                    ==========  ==========  ==========  ==========    ==========        ==========
   Total Return....................      13.13%       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%
                                    ----------  ----------  ----------  ----------    ----------        ----------
   Net Assets, End of Period
     (thousands)................... $3,437,958  $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371
   Ratio of Expenses to
     Average Net Assets............       0.52%       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)
   Ratio of Net Investment
     Income to Average Net
     Assets........................       0.99%       0.69%       0.58%       0.38%         0.91%(B)          0.89%
   Portfolio Turnover Rate.........         15%         14%          9%         12%*         N/A               N/A
                                    ----------  ----------  ----------  ----------    ----------        ----------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           DFA Real Estate Securities Portfolio
                                       --------------------------------------------------------------------------
                                                                                           Period
                                          Year        Year        Year        Year        Dec. 1,          Year
                                         Ended       Ended       Ended       Ended        2007 to         Ended
                                        Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                          2012        2011        2010        2009          2008           2007
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    23.25  $    21.24  $    15.29  $    16.16  $    27.20      $    33.80
                                       ----------  ----------  ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.57        0.40        0.58        0.58        0.64            0.62
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       2.74        1.93        5.92       (0.62)      (9.28)          (5.64)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       3.31        2.33        6.50       (0.04)      (8.64)          (5.02)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.73)      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)
   Net Realized Gains.................         --          --          --          --       (2.10)          (0.88)
                                       ----------  ----------  ----------  ----------  ----------      ----------
       Total Distributions............      (0.73)      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    25.83  $    23.25  $    21.24  $    15.29  $    16.16      $    27.20
                                       ==========  ==========  ==========  ==========  ==========      ==========
Total Return..........................      14.45%      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%
                                       ----------  ----------  ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $3,716,389  $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457
Ratio of Expenses to Average Net
  Assets..............................       0.22%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.23%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Net Investment Income to
  Average Net Assets..................       2.29%       1.76%       3.13%       4.54%       3.01%(B)        1.99%
Portfolio Turnover Rate...............          0%          3%          2%          2%         13%(C)          17%
                                       ----------  ----------  ----------  ----------  ----------      ----------

                                                            Large Cap International Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    17.91  $    19.42   $    18.02  $    14.81  $    27.18      $    23.60
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.60        0.63         0.48        0.48        0.68            0.68
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.40       (1.53)        1.43        3.16      (12.06)           3.57
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       1.00       (0.90)        1.91        3.64      (11.38)           4.25
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.58)      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)
   Net Realized Gains.................         --          --           --          --       (0.35)             --
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (0.58)      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    18.33  $    17.91   $    19.42  $    18.02  $    14.81      $    27.18
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       5.89%      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)......................... $2,055,759  $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180
Ratio of Expenses to Average Net
  Assets..............................       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)......       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Net Investment Income to
  Average Net Assets..................       3.38%       3.19%        2.65%       3.14%       3.18%(B)        2.62%
Portfolio Turnover Rate...............          4%          3%           7%         12%         12%(C)           5%
                                       ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        International Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $     9.89  $    10.78   $     9.79  $     7.46  $    14.35      $    12.82
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).................       0.31        0.33         0.23        0.23        0.37            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.20       (0.89)        0.96        2.32       (6.76)           1.54
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.51       (0.56)        1.19        2.55       (6.39)           1.89
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income...........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.15)          (0.04)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.30)      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    10.10  $     9.89   $    10.78  $     9.79  $     7.46      $    14.35
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       5.49%      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $6,482,738  $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187
Ratio of Expenses to Average Net Assets............       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)                                   0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.18%       2.96%        2.31%       2.84%       3.39%(B)        2.49%
Portfolio Turnover Rate............................          5%          3%           2%          5%          4%(C)           4%

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         International Small Company Portfolio
                                      ---------------------------------------------------------------------------
                                                                                           Period
                                         Year         Year        Year        Year        Dec. 1,         Year
                                        Ended        Ended       Ended       Ended        2007 to        Ended
                                       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                         2012         2011        2010        2009          2008          2007
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $    15.21  $    16.14   $    13.99  $    10.07  $    20.80      $    19.43
                                      ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................       0.38        0.40         0.28        0.28        0.44            0.43
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......       0.39       (0.83)        2.13        3.91       (9.55)           2.07
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations..................       0.77       (0.43)        2.41        4.19       (9.11)           2.50
                                      ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income.............      (0.42)      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)
   Net Realized Gains................      (0.28)         --           --          --       (1.17)          (0.67)
                                      ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions...........      (0.70)      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $    15.28  $    15.21   $    16.14  $    13.99  $    10.07      $    20.80
                                      ==========  ==========   ==========  ==========  ==========      ==========
Total Return.........................       5.63%      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%
                                      ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $6,423,160  $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209
Ratio of Expenses to Average Net
  Assets (D).........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Net Investment Income to
  Average Net Assets.................       2.58%       2.37%        1.94%       2.48%       2.90%(B)        2.03%
                                      ----------  ----------   ----------  ----------  ----------      ----------

                                                      Japanese Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                 Period
                                        Year      Year      Year      Year      Dec. 1,        Year
                                       Ended     Ended     Ended     Ended      2007 to       Ended
                                      Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                        2012      2011      2010      2009        2008         2007
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, Beginning of Period. $  15.24  $  14.13  $  14.32  $  11.97  $  16.75      $  17.23
                                      --------  --------  --------  --------  --------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.29      0.27      0.22      0.22      0.29          0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    (0.26)     1.08     (0.18)     2.39     (4.78)        (0.52)
                                      --------  --------  --------  --------  --------      --------
       Total From Investment
         Operations..................     0.03      1.35      0.04      2.61     (4.49)        (0.25)
                                      --------  --------  --------  --------  --------      --------
Less Distributions
   Net Investment Income.............    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
   Net Realized Gains................       --        --        --        --        --            --
                                      --------  --------  --------  --------  --------      --------
       Total Distributions...........    (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
                                      --------  --------  --------  --------  --------      --------
Net Asset Value, End of Period....... $  14.99  $  15.24  $  14.13  $  14.32  $  11.97      $  16.75
                                      ========  ========  ========  ========  ========      ========
Total Return.........................     0.20%     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%
                                      --------  --------  --------  --------  --------      --------
Net Assets, End of Period
  (thousands)........................ $293,968  $163,120  $114,933  $114,058  $133,373      $199,080
Ratio of Expenses to Average Net
  Assets (D).........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D)..........................     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Net Investment Income to
  Average Net Assets.................     1.88%     1.74%     1.52%     1.68%     2.18%(B)      1.51%
                                      --------  --------  --------  --------  --------      --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Asia Pacific Small Company Portfolio
                                      --------------------------------------------------------------
                                                                                  Period
                                        Year       Year      Year      Year      Dec. 1,      Year
                                       Ended      Ended     Ended     Ended      2007 to     Ended
                                      Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                        2012       2011      2010      2009        2008       2007
                                      --------  --------   --------  --------  --------     --------
Net Asset Value, Beginning of Period
  ................................... $  23.04  $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26
                                      --------  --------   --------  --------  -------      --------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................     0.87      0.85       0.69      0.50     0.83          0.79
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......     0.58     (2.16)      4.99      8.95   (17.04)         8.43
                                      --------  --------   --------  --------  -------      --------
       Total From Investment
         Operations..................     1.45     (1.31)      5.68      9.45   (16.21)         9.22
                                      --------  --------   --------  --------  -------      --------
Less Distributions
   Net Investment Income.............    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
   Net Realized Gains................       --        --         --        --       --            --
   Return of Capital.................       --        --         --        --       --            --
                                      --------  --------   --------  --------  -------      --------
       Total Distributions...........    (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
                                      --------  --------   --------  --------  -------      --------
Net Asset Value, End of Period....... $  23.22  $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73
                                      ========  ========   ========  ========  =======      ========
Total Return.........................     7.09%    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%
                                      --------  --------   --------  --------  -------      --------
Net Assets, End of Period
  (thousands)........................ $238,191  $139,262   $131,511  $101,853  $64,044      $146,307
Ratio of Expenses to Average Net
  Assets(D)..........................     0.59%     0.60%      0.63%     0.65%    0.62%(B)      0.62%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................     0.59%     0.60%      0.61%     0.65%    0.61%(B)      0.59%
Ratio of Net Investment Income to
  Average Net Assets.................     3.91%     3.34%      3.14%     3.53%    3.85%(B)      3.13%
                                      --------  --------   --------  --------  -------      --------

                                                United Kingdom Small Company Portfolio
                                      ---------------------------------------------------------
                                                                              Period
                                        Year     Year      Year     Year     Dec. 1,      Year
                                       Ended    Ended     Ended    Ended     2007 to     Ended
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                        2012     2011      2010     2009       2008       2007
                                      -------- --------  -------- -------- --------     --------
Net Asset Value, Beginning of Period
  ................................... $ 23.44  $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97
                                      -------  -------   -------  -------  -------      -------
Income From Investment Operations
   Net Investment Income
     (Loss)(A).......................    0.69     0.82      0.50     0.55     0.77         0.78
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......    4.47    (0.85)     4.41     5.44   (15.84)       (0.08)
                                      -------  -------   -------  -------  -------      -------
       Total From Investment
         Operations..................    5.16    (0.03)     4.91     5.99   (15.07)        0.70
                                      -------  -------   -------  -------  -------      -------
Less Distributions
   Net Investment Income.............   (0.79)   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)
   Net Realized Gains................      --       --        --       --    (1.22)       (1.35)
   Return of Capital.................      --       --        --       --    (0.01)          --
                                      -------  -------   -------  -------  -------      -------
       Total Distributions...........   (0.79)   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)
                                      -------  -------   -------  -------  -------      -------
Net Asset Value, End of Period....... $ 27.81  $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29
                                      =======  =======   =======  =======  =======      =======
Total Return.........................   22.82%   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%
                                      -------  -------   -------  -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $31,316  $33,869   $33,751  $27,863  $25,883      $37,139
Ratio of Expenses to Average Net
  Assets(D)..........................    0.60%    0.60%     0.60%    0.61%    0.59%(B)     0.59%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D).......................    0.63%    0.62%     0.64%    0.70%    0.65%(B)     0.62%
Ratio of Net Investment Income to
  Average Net Assets.................    2.83%    3.26%     2.39%    3.62%    3.41%(B)     2.28%
                                      -------  -------   -------  -------  -------      -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Continental Small Company Portfolio
                                                 ---------------------------------------------------------------------------
                                                                                                         Period
                                                     Year         Year         Year         Year        Dec. 1,         Year
                                                    Ended        Ended        Ended        Ended        2007 to        Ended
                                                   Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,
                                                     2012         2011         2010         2009          2008          2007
                                                 --------     --------     --------     --------     --------       --------
Net Asset Value, Beginning of Period............ $  14.66     $  16.93     $  15.02     $  10.73     $ 22.95        $  20.47
                                                 --------     --------     --------     --------     -------        --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............     0.39         0.39         0.27         0.28        0.52            0.40
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................    (0.17)       (2.20)        1.89         4.29      (11.32)           3.00
                                                 --------     --------     --------     --------     -------        --------
       Total From Investment
          Operations............................     0.22        (1.81)        2.16         4.57      (10.80)           3.40
                                                 --------     --------     --------     --------     -------        --------
Less Distributions
------------------
   Net Investment Income........................    (0.37)       (0.46)       (0.25)       (0.28)      (0.45)          (0.38)
   Net Realized Gains...........................       --           --           --           --       (0.96)          (0.54)
   Return of Capital............................       --           --           --           --       (0.01)             --
                                                 --------     --------     --------     --------     -------        --------
       Total Distributions......................    (0.37)       (0.46)       (0.25)       (0.28)      (1.42)          (0.92)
                                                 --------     --------     --------     --------     -------        --------
Net Asset Value, End of Period.                  $  14.51     $  14.66     $  16.93     $  15.02     $ 10.73        $  22.95
                                                 ========     ========     ========     ========     =======        ========
Total Return....................................     1.85%      (11.09)%      14.85%       43.12%     (49.89)%(C)      16.99%
                                                 --------     --------     --------     --------     -------        --------
Net Assets, End of Period (thousands)........... $106,316     $117,452     $128,106     $110,926     $93,988        $170,909
Ratio of Expenses to Average Net Assets.........     0.59%(D)     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)   0.61%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................     0.59%(D)     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................     2.78%        2.25%        1.78%        2.39%       3.04%(B)        1.70%
Portfolio Turnover Rate.........................      N/A          N/A          N/A          N/A         N/A             N/A
                                                 --------     --------     --------     --------     -------        --------

                                                               DFA International Real Estate Securities Portfolio
                                                 -----------------------------------------------------------------------
                                                                                                 Period
                                                    Year         Year       Year      Year      Dec. 1,          Period
                                                   Ended      Ended Oct.   Ended     Ended      2007 to     March 1, 2007(a)
                                                  Oct. 31,       31,      Oct. 31,  Oct. 31,    Oct. 31,           to
                                                    2012         2011       2010      2009        2008       Nov. 30, 2007
                                                 ----------  ----------   --------  --------  --------      ----------------
Net Asset Value, Beginning of Period............ $     4.90  $     5.58   $   5.24  $   4.18  $   9.35          $  10.00
                                                 ----------  ----------   --------  --------  --------          --------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............       0.27        0.30       0.31      0.26      0.34              0.23
   Net Gains (Losses) on Securities
       (Realized and Unrealized)................       0.75       (0.33)      0.58      0.91     (5.08)            (0.76)
                                                 ----------  ----------   --------  --------  --------          --------
       Total From Investment
          Operations............................       1.02       (0.03)      0.89      1.17     (4.74)            (0.53)
                                                 ----------  ----------   --------  --------  --------          --------
Less Distributions
------------------
   Net Investment Income........................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
   Net Realized Gains...........................         --          --         --        --        --                --
   Return of Capital............................         --          --         --        --        --                --
                                                 ----------  ----------   --------  --------  --------          --------
       Total Distributions......................      (0.25)      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
                                                 ----------  ----------   --------  --------  --------          --------
Net Asset Value, End of Period.                  $     5.67  $     4.90   $   5.58  $   5.24  $   4.18          $   9.35
                                                 ==========  ==========   ========  ========  ========          ========
Total Return....................................      22.34%      (0.43)%    18.96%    29.25%   (52.85)%(C)        (5.38)%(C)
                                                 ----------  ----------   --------  --------  --------          --------
Net Assets, End of Period (thousands)........... $1,531,708  $1,060,156   $958,554  $742,329  $394,480          $336,840
Ratio of Expenses to Average Net Assets.........       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly).........................       0.41%       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Net Investment Income
   (Loss) to Average Net Assets.................       5.45%       5.73%      6.42%     6.40%     5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate.........................          3%          7%         6%        5%        1%(C)             2%(C)
                                                 ----------  ----------   --------  --------  --------          --------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 DFA Global Real Estate Securities Portfolio
                                                   --------------------------------------------------------------
                                                                                                              Period
                                                        Year          Year         Year         Year         June 4,
                                                       Ended         Ended        Ended        Ended        2008(a) to
                                                      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                                        2012          2011         2010         2009           2008
                                                   ----------     --------     --------     --------     ----------
Net Asset Value, Beginning of Period.............. $     8.21     $   8.28     $   6.75     $   6.04      $ 10.00
                                                   ----------     --------     --------     --------      -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.29         0.41         0.40         0.19           --
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       1.07         0.06         1.60         0.62        (3.96)
                                                   ----------     --------     --------     --------      -------
       Total From Investment Operations...........       1.36         0.47         2.00         0.81        (3.96)
                                                   ----------     --------     --------     --------      -------
Less Distributions
   Net Investment Income..........................      (0.24)       (0.54)       (0.47)       (0.10)          --
   Net Realized Gains.............................         --           --           --           --           --
                                                   ----------     --------     --------     --------      -------
       Total Distributions........................      (0.24)       (0.54)       (0.47)       (0.10)          --
                                                   ----------     --------     --------     --------      -------
Net Asset Value, End of Period.................... $     9.33     $   8.21     $   8.28     $   6.75      $  6.04
                                                   ==========     ========     ========     ========      =======
Total Return......................................      17.33%        6.17%       31.38%       13.81%      (39.60)%(C)
                                                   ----------     --------     --------     --------      -------
Net Assets, End of Period (thousands)............. $1,315,547     $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net Assets...........       0.34%(D)     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.60%(D)     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.38%        5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate...........................        N/A          N/A          N/A          N/A          N/A
                                                   ----------     --------     --------     --------      -------

                                                                   DFA International Small Cap Value Portfolio
                                                   --------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,        Year
                                                     Ended        Ended       Ended       Ended        2007 to       Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,     Nov. 30,
                                                      2012         2011        2010        2009          2008         2007
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, Beginning of Period.............. $    14.85  $    16.16   $    14.92  $    10.82  $    22.05     $    21.71
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)................       0.34        0.34         0.24        0.26        0.52           0.46
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................       0.61       (0.98)        1.22        4.14       (9.60)          1.66
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total From Investment Operations...........       0.95       (0.64)        1.46        4.40       (9.08)          2.12
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Less Distributions
   Net Investment Income..........................      (0.36)      (0.38)       (0.22)      (0.24)      (0.58)         (0.53)
   Net Realized Gains.............................      (0.28)      (0.29)          --       (0.06)      (1.57)         (1.25)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
       Total Distributions........................      (0.64)      (0.67)       (0.22)      (0.30)      (2.15)         (1.78)
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Asset Value, End of Period.................... $    15.16  $    14.85   $    16.16  $    14.92  $    10.82     $    22.05
                                                   ==========  ==========   ==========  ==========  ==========     ==========
Total Return......................................       6.92%      (4.39)%      10.01%      41.42%     (45.17)%(C) 10.25%
                                                   ----------  ----------   ----------  ----------  ----------     ----------
Net Assets, End of Period (thousands)............. $8,266,610  $7,459,144   $7,655,318  $6,859,957  $4,799,748     $8,180,859
Ratio of Expenses to Average Net Assets...........       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................       0.71%       0.70%        0.70%       0.71%       0.69%(B)       0.69%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.30%       2.05%        1.57%       2.19%       3.22%(B)       2.03%
Portfolio Turnover Rate...........................         18%         16%          18%         22%         16%(C)         18%
                                                   ----------  ----------   ----------  ----------  ----------     ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    International Vector Equity Portfolio
                                           -------------------------------------------------
                                                                                        Period
                                             Year       Year      Year      Year      August 14,
                                            Ended      Ended     Ended     Ended      2008(a) to
                                           Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,
                                             2012       2011      2010      2009         2008
                                           --------  --------   --------  --------  ----------
Net Asset Value, Beginning of Period...... $   9.34  $  10.28   $   9.22  $   6.74   $ 10.00
                                           --------  --------   --------  --------   -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......     0.27      0.29       0.18      0.17      0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............     0.14     (0.87)      1.05      2.46     (3.32)
                                           --------  --------   --------  --------   -------
       Total From Investment
         Operations.......................     0.41     (0.58)      1.23      2.63     (3.26)
                                           --------  --------   --------  --------   -------
Less Distributions
   Net Investment Income..................    (0.27)    (0.29)     (0.17)    (0.15)       --
   Net Realized Gains.....................    (0.15)    (0.07)        --        --        --
                                           --------  --------   --------  --------   -------
       Total Distributions................    (0.42)    (0.36)     (0.17)    (0.15)       --
                                           --------  --------   --------  --------   -------
Net Asset Value, End of Period............ $   9.33  $   9.34   $  10.28  $   9.22   $  6.74
                                           ========  ========   ========  ========   =======
Total Return..............................     4.90%    (5.99)%    13.62%    39.52%   (32.60)%(C)
                                           --------  --------   --------  --------   -------
Net Assets, End of Period (thousands)..... $561,399  $410,580   $363,123  $262,544   $66,774
Ratio of Expenses to Average Net Assets...     0.54%     0.54%      0.54%     0.60%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................     0.54%     0.54%      0.53%     0.59%     1.15%(B)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................     2.94%     2.73%      1.91%     2.31%     3.01%(B)(E)
Portfolio Turnover Rate...................        5%       10%         5%        8%        0%(C)
                                           --------  --------   --------  --------   -------

                                                  World ex U.S. Value Portfolio
                                           ----------------------------------

                                              Year        Year        Period Aug.
                                             Ended       Ended        23, 2010(a)
                                            Oct. 31,    Oct. 31,          to
                                              2012        2011       Oct. 31, 2010
                                           --------    --------    -------------
Net Asset Value, Beginning of Period...... $  9.96     $ 11.35        $ 10.00
                                           -------     -------        -------
Income From Investment Operations
   Net Investment Income (Loss) (A).......    0.29        0.30           0.02
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............   (0.05)      (1.35)          1.33
                                           -------     -------        -------
       Total From Investment
         Operations.......................    0.24       (1.05)          1.35
                                           -------     -------        -------
Less Distributions
   Net Investment Income..................   (0.26)      (0.26)            --
   Net Realized Gains.....................      --       (0.08)            --
                                           -------     -------        -------
       Total Distributions................   (0.26)      (0.34)            --
                                           -------     -------        -------
Net Asset Value, End of Period............ $  9.94     $  9.96        $ 11.35
                                           =======     =======        =======
Total Return..............................    2.70%      (9.59)%        13.50%(C)
                                           -------     -------        -------
Net Assets, End of Period (thousands)..... $57,197     $47,165        $29,616
Ratio of Expenses to Average Net Assets...    0.60%(D)    0.60%D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
   Waived Fees and Fees Paid
     Indirectly)..........................    0.84%(D)    0.91%(D)       1.37%(B)(D)(E)
Ratio of Net Investment Income to Average
  Net Assets..............................    2.97%       2.64%          0.76%(B)(E)
Portfolio Turnover Rate...................     N/A         N/A            N/A
                                           -------     -------        -------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  Selectively Hedged
                                                                Global Equity Portfolio
                                                                -----------------------
                                                                        Period
                                                                       Nov. 14,
                                                                      2011(a) to
                                                                       Oct. 31,
                                                                         2012
                                                                -----------------------
Net Asset Value, Beginning of Period...........................         $ 10.00
                                                                        -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............................            0.22
   Net Gains (Losses) on Securities (Realized and Unrealized)..            0.87
                                                                        -------
       Total From Investment Operations........................            1.09
                                                                        -------
Less Distributions
------------------
   Net Investment Income.......................................           (0.22)
   Net Realized Gains..........................................              --
                                                                        -------
       Total Distributions.....................................           (0.22)
                                                                        -------
Net Asset Value, End of Period.................................         $ 10.87
                                                                        =======
Total Return...................................................           11.11%(C)
                                                                        -------
Net Assets, End of Period (thousands)..........................         $34,950
Ratio of Expenses to Average Net Assets(D).....................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees)(D).....................................................            1.00%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........            2.13%(B)(E)
Portfolio Turnover Rate........................................             N/A

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Emerging Markets Portfolio
                                       ---------------------------------------------------------------------------
                                                                                            Period
                                          Year         Year        Year        Year        Dec. 1,         Year
                                         Ended        Ended       Ended       Ended        2007 to        Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011        2010        2009          2008          2007
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.. $    26.68  $    30.90   $    25.23  $    17.05  $    35.23      $    25.40
                                       ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.55        0.61         0.48        0.42        0.70            0.64
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.37       (2.53)        6.07        8.42      (16.85)           9.88
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment
         Operations...................       0.92       (1.92)        6.55        8.84      (16.15)          10.52
                                       ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income..............      (0.50)      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)
   Net Realized Gains.................      (1.04)      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)
                                       ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions............      (1.54)      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period........ $    26.06  $    26.68   $    30.90  $    25.23  $    17.05      $    35.23
                                       ==========  ==========   ==========  ==========  ==========      ==========
Total Return..........................       4.08%      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%
                                       ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)  $2,797,177  $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442
Ratio of Expenses to Average Net
  Assets(D)...........................       0.61%       0.61%        0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets..................       2.14%       2.07%        1.76%       2.15%       2.59%(B)        2.12%
                                       ----------  ----------   ----------  ----------  ----------      ----------

                                                          Emerging Markets Small Cap Portfolio
                                       -------------------------------------------------------------------------
                                                                                           Period
                                          Year         Year        Year        Year       Dec. 1,        Year
                                         Ended        Ended       Ended       Ended       2007 to       Ended
                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                          2012         2011        2010        2009         2008         2007
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, Beginning of Period.. $    19.85  $    24.26   $    17.45  $     9.33  $  23.74      $    17.96
                                       ----------  ----------   ----------  ----------  --------      ----------
Income From Investment Operations
   Net Investment Income
     (Loss)(A)........................       0.40        0.42         0.34        0.26      0.44            0.31
   Net Gains (Losses) on Securities
     (Realized and Unrealized)........       0.83       (3.67)        6.79        8.14    (12.95)           6.86
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total From Investment
         Operations...................       1.23       (3.25)        7.13        8.40    (12.51)           7.17
                                       ----------  ----------   ----------  ----------  --------      ----------
Less Distributions
   Net Investment Income..............      (0.35)      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)
   Net Realized Gains.................      (0.40)      (0.76)          --          --     (1.49)          (1.13)
                                       ----------  ----------   ----------  ----------  --------      ----------
       Total Distributions............      (0.75)      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Asset Value, End of Period........ $    20.33  $    19.85   $    24.26  $    17.45  $   9.33      $    23.74
                                       ==========  ==========   ==========  ==========  ========      ==========
Total Return..........................       6.71%     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%
                                       ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands)  $2,907,673  $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152
Ratio of Expenses to Average Net
  Assets(D)...........................       0.82%       0.79%        0.78%       0.80%     0.77%(B)        0.78%
Ratio of Net Investment Income to
  Average Net Assets..................       2.01%       1.86%        1.70%       2.05%     2.61%(B)        1.48%
                                       ----------  ----------   ----------  ----------  --------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        Emerging Markets Value Portfolio-Class R2 Shares +
                                      ------------------------------------------------

                                        Year     Year      Year     Year        Period
                                       Ended    Ended     Ended    Ended   Jan. 29, 2008(a)
                                      Oct. 31, Oct. 31,  Oct. 31, Oct. 31,        to
                                        2012     2011      2010     2009    Oct. 31, 2008
                                      -------- --------  -------- -------- ----------------
Net Asset Value, Beginning of Period. $ 29.02  $ 36.35   $ 46.84  $ 85.43      $187.35
                                      -------  -------   -------  -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................    0.50     0.20      0.56     0.56         3.93
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........   (0.45)   (5.45)     9.18    21.36       (92.36)
                                      -------  -------   -------  -------      -------
   Total from Investment
     Operations......................    0.05    (5.25)     9.74    21.92       (88.43)
                                      -------  -------   -------  -------      -------
Less Distributions
------------------
   Net Investment Income.............   (0.47)   (0.45)    (7.12)   (6.00)      (13.49)
   Net Realized Gains................   (0.39)   (1.63)   (13.11)  (54.52)          --
                                      -------  -------   -------  -------      -------
       Total Distributions...........   (0.86)   (2.08)   (20.23)  (60.52)      (13.49)
                                      -------  -------   -------  -------      -------
Net Asset Value, End of Period....... $ 28.21  $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                      =======  =======   =======  =======      =======
Total Return.........................    0.43%  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                      -------  -------   -------  -------      -------
Net Assets, End of Period
  (thousands)........................ $99,111  $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net
  Assets (D).........................    0.86%    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets.................    1.78%    1.56%     1.39%    1.39%        3.35%(B)(E)

                                                Emerging Markets Value Portfolio-Institutional Class Shares
                                      ------------------------------------------------------------------------------
                                                                                              Period
                                          Year         Year          Year        Year        Dec. 1,
                                         Ended        Ended         Ended       Ended        2007 to      Year Ended
                                        Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                          2012         2011          2010        2009          2008          2007
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period. $     29.02  $     36.27   $     28.90  $    19.36  $    45.85      $    31.26
                                      -----------  -----------   -----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.57         0.64          0.45        0.38        0.98            0.78
   Net Gains (Losses) on Securities
     (Realizedand Unrealized)........       (0.44)       (5.72)         8.01       12.41      (25.48)          14.82
                                      -----------  -----------   -----------  ----------  ----------      ----------
   Total from Investment
     Operations......................        0.13        (5.08)         8.46       12.79      (24.50)          15.60
                                      -----------  -----------   -----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income.............       (0.54)       (0.54)        (0.39)      (0.34)      (1.00)          (0.63)
   Net Realized Gains................       (0.39)       (1.63)        (0.70)      (2.91)      (0.99)          (0.38)
                                      -----------  -----------   -----------  ----------  ----------      ----------
       Total Distributions...........       (0.93)       (2.17)        (1.09)      (3.25)      (1.99)          (1.01)
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Asset Value, End of Period....... $     28.22  $     29.02   $     36.27  $    28.90  $    19.36      $    45.85
                                      ===========  ===========   ===========  ==========  ==========      ==========
Total Return.........................        0.70%      (14.84)%       30.04%      78.59%     (55.65)%(C)      50.98%
                                      -----------  -----------   -----------  ----------  ----------      ----------
Net Assets, End of Period
  (thousands)........................ $16,589,619  $13,730,213   $11,542,870  $7,401,266  $3,735,580      $7,485,802
Ratio of Expenses to Average Net
  Assets (D).........................        0.61%        0.61%         0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment Income to
  Average Net Assets.................        2.03%        1.88%         1.40%       1.76%       2.82%(B)        2.00%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       Emerging Markets Core Equity Portfolio
                                                    ---------------------------------------------------------------------------
                                                                                                         Period
                                                       Year         Year        Year        Year        Dec. 1,         Year
                                                      Ended        Ended       Ended       Ended        2007 to        Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                       2012         2011        2010        2009          2008          2007
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period............... $    18.73  $    21.31   $    16.49  $     9.88  $    21.20      $    15.13
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.41        0.43         0.30        0.25        0.43            0.35
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.23       (2.65)        4.81        6.56      (11.27)           6.10
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total From Investment Operations............       0.64       (2.22)        5.11        6.81      (10.84)           6.45
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
   Net Investment Income...........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)
   Net Realized Gains..............................         --          --           --          --       (0.08)          (0.06)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions.........................      (0.37)      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period..................... $    19.00  $    18.73   $    21.31  $    16.49  $     9.88      $    21.20
                                                    ==========  ==========   ==========  ==========  ==========      ==========
Total Return.......................................       3.55%     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%
                                                    ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands).............. $8,594,707  $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466
Ratio of Expenses to Average Net Assets............       0.68%       0.67%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)............................       0.68%       0.68%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.18%       2.04%        1.63%       2.03%       2.62%(B)        1.87%
Portfolio Turnover Rate............................          1%          1%           4%          6%          3%(C)           2%
                                                    ----------  ----------   ----------  ----------  ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                                 Percentage
                                                                                                  Ownership
Feeder Funds                                 Master Funds                                        at 10/31/12
------------                                 --------------------------------------------------- -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                          78%
Japanese Small Company Portfolio             The Japanese Small Company Series                        17%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                    24%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   2%
Continental Small Company Portfolio          The Continental Small Company Series                      5%
Emerging Markets Portfolio                   The Emerging Markets Series                              96%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                    99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                  98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                        83%
                                             The Asia Pacific Small Company Series                    76%
                                             The United Kingdom Small Company Series                  98%
                                             The Continental Small Company Series                     95%
                                             The Canadian Small Company Series                       100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                     21%
                                             DFA International Real Estate Securities Portfolio       35%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                        1%
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible "Director/Trustee" of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%

           U.S. Core Equity 1 Portfolio                        0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio**............. 0.21%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio**...... 0.29%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

** The investment advisory fee has been adjusted to reflect the actual fee paid by the Portfolios for the year ended October 31, 2012 as a result of a decrease in the investment advisory fees for DFA Real Estate Securities Portfolio and DFA Global Real Estate Securities Portfolio from 0.30% to 0.17%, and 0.35% to 0.27%, respectively effective February 28, 2012.

   For the year ended October 31, 2012, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40% United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Previously
                                                                    Recovery    Waived
                                                                       of       Fees/
                                                                   Previously  Expenses
                                                                     Waived    Assumed
                                                         Expense     Fees/    Subject to
                                                        Limitation  Expenses    Future
Institutional Class Shares                                Amount    Assumed    Recovery
--------------------------                              ---------- ---------- ----------
U.S. Targeted Value Portfolio (1)......................    0.50%       --           --
U.S. Core Equity 1 Portfolio (2).......................    0.23%       --           --
U.S. Core Equity 2 Portfolio (2).......................    0.26%       --           --
U.S. Vector Equity Portfolio (2).......................    0.36%       --           --
DFA Real Estate Securities Portfolio (2)...............    0.18%       --       $  321
International Core Equity Portfolio (2)................    0.49%       --           --
International Small Company Portfolio (3)..............    0.45%       --           --
Japanese Small Company Portfolio (4)...................    0.47%       --           --
Asia Pacific Small Company Portfolio (4)...............    0.47%       --           --
United Kingdom Small Company Portfolio (4).............    0.47%       --           34
Continental Small Company Portfolio (4)................    0.47%       --           --
DFA International Real Estate Securities Portfolio (2).    0.65%       --           --
DFA Global Real Estate Securities Portfolio (5)........    0.32%       --        6,990
International Vector Equity Portfolio (2)..............    0.60%       --           --
World ex U.S. Value Portfolio (9)......................    0.60%       --          289
Selectively Hedged Global Equity Portfolio (10)........    0.40%       --          150
Emerging Markets Core Equity Portfolio (2).............    0.85%       --           --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (6)......................    0.62%       --           --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (7)......................    0.77%       --           --
Emerging Markets Value Portfolio (8)...................    0.96%       --           --

(1)The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3)The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5)Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.
(6)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares'

   Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Large Cap International Portfolio..................    $ 8
         International Core Equity Portfolio................     25
         DFA International Real Estate Securities Portfolio.      9
         DFA International Small Cap Value Portfolio........     38
         International Vector Equity Portfolio..............      3
         Emerging Markets Core Equity Portfolio.............     97

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio............. $  6
            U.S. Large Cap Value Portfolio....................  205
            U.S. Targeted Value Portfolio.....................   53
            U.S. Small Cap Value Portfolio....................  200
            U.S. Core Equity 1 Portfolio......................   73
            U.S. Core Equity 2 Portfolio......................  130
            U.S. Vector Equity Portfolio......................   41
            U.S. Small Cap Portfolio..........................   90
            U.S. Micro Cap Portfolio..........................  102
            DFA Real Estate Securities Portfolio..............   69
            Large Cap International Portfolio.................   47
            International Core Equity Portfolio...............  120
            International Small Company Portfolio.............  142
            Japanese Small Company Portfolio..................    5
            Asia Pacific Small Company Portfolio..............    3
            United Kingdom Small Company Portfolio............    1
            Continental Small Company Portfolio...............    4
            DFA International Real Estate Securities Portfolio   23
            DFA Global Real Estate Securities Portfolio.......   13
            DFA International Small Cap Value Portfolio.......  220
            International Vector Equity Portfolio.............    8
            World ex U.S. Value Portfolio.....................   --
            Selectively Hedged Global Equity Portfolio........   --
            Emerging Markets Portfolio........................   65
            Emerging Markets Small Cap Portfolio..............   37
            Emerging Markets Value Portfolio..................  246
            Emerging Markets Core Equity Portfolio............   91

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government    Other Investment
                                          Securities          Securities
                                       ----------------- ---------------------
                                       Purchases  Sales  Purchases    Sales
                                       --------- ------- ---------- ----------
 Enhanced U.S. Large Company Portfolio $ 30,470  $31,289 $  129,078 $   93,432
 U.S. Targeted Value Portfolio........       --       --    700,680    568,136
 U.S. Small Cap Value Portfolio.......       --       --  1,009,884  1,408,766
 U.S. Core Equity 1 Portfolio.........       --       --    777,696    149,154
 U.S. Core Equity 2 Portfolio.........       --       --    614,037    323,458
 U.S. Vector Equity Portfolio.........       --       --    169,789    259,744
 U.S. Small Cap Portfolio.............       --       --    934,088    650,227
 U.S. Micro Cap Portfolio.............       --       --    503,779    722,201
 DFA Real Estate Securities Portfolio.       --       --    291,548      1,945
 Large Cap International Portfolio....       --       --    362,935     67,624
 International Core Equity Portfolio..       --       --  1,220,075    272,785
 DFA International Real Estate
   Securities Portfolio...............       --       --    311,637     41,432
 DFA International Small Cap Value
   Portfolio..........................       --       --  2,041,806  1,382,840
 International Vector Equity Portfolio       --       --    159,914     26,835
 Emerging Markets Core Equity
   Portfolio..........................       --       --  3,141,187    101,178

   For the year ended October 31, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                               DFA Global Real Estate Securities Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities Portfolio............... $ 520,990  $ 777,963  $ 203,609 $ 9,377 $ 19,056        --
DFA International Real Estate Securities Portfolio.   346,939    531,474    117,734   5,823   17,980        --

                                                                      World ex U.S. Value Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
Affiliated Investment Company                       10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
DFA International Small Cap Value Portfolio........ $   3,724  $   4,703  $   1,070 $   266 $     50       $80

                                                               Selectively Hedged Global Equity Portfolio
                                                    -----------------------------------------------------------------
                                                    Balance at Balance at                   Dividend Distributions of
                                                    10/31/2011 10/31/2012 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies                     ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.......................        --     14,297  $  14,431 $ 1,451 $    157        --
International Core Equity Portfolio................        --     12,942     13,834   1,616      291        --
Emerging Markets Core Equity Portfolio.............        --      6,554      6,915     601       96        --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
 Enhanced U.S. Large Company
   Portfolio.....................          --        $  1,418       $ (1,418)
 U.S. Large Cap Value Portfolio..          --              --             --
 U.S. Targeted Value Portfolio...     $14,816          (1,983)       (12,833)
 U.S. Small Cap Value Portfolio..      38,929          (4,198)       (34,731)
 U.S. Core Equity 1 Portfolio....       3,210          (3,210)            --
 U.S. Core Equity 2 Portfolio....       5,891          (3,883)        (2,008)
 U.S. Vector Equity Portfolio....       2,907          (2,567)          (340)
 U.S. Small Cap Portfolio........      16,124          (2,807)       (13,317)
 U.S. Micro Cap Portfolio........      17,306          (2,586)       (14,720)
 DFA Real Estate Securities
   Portfolio.....................      (4,553)         30,065        (25,512)
 Large Cap International
   Portfolio.....................          --             168           (168)
 International Core Equity
   Portfolio.....................       3,294           6,514         (9,808)
 International Small Company
   Portfolio.....................       7,038           8,475        (15,513)
 Japanese Small Company Portfolio      (3,801)            156          3,645
 Asia Pacific Small Company
   Portfolio.....................          --           1,613         (1,613)
 United Kingdom Small Company
   Portfolio.....................          --               6             (6)
 Continental Small Company
   Portfolio.....................          --             143           (143)
 DFA International Real Estate
   Securities Portfolio..........       6,163          (5,018)        (1,145)
 DFA Global Real Estate
   Securities Portfolio..........         333            (333)            --
 DFA International Small Cap
   Value Portfolio...............      12,583           3,318        (15,901)
 International Vector Equity
   Portfolio.....................         603             261           (864)
 World ex U.S. Value Portfolio...          --              (2)             2
 Selectively Hedged Global
   Equity Portfolio..............          (2)            164           (162)
 Emerging Markets Portfolio......       3,533          (2,668)          (865)
 Emerging Markets Small Cap
   Portfolio.....................       4,566          (1,171)        (3,395)
 Emerging Markets Value Portfolio      26,372         (14,251)       (12,121)
 Emerging Markets Core Equity
   Portfolio.....................       3,513          (4,796)         1,283

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2011..................................    $    270            --    $    270
  2012..................................       2,785            --       2,785
  U.S. Large Cap Value Portfolio
  2011..................................     117,051            --     117,051
  2012..................................     150,153            --     150,153
  U.S. Targeted Value Portfolio
  2011..................................      19,648      $  6,119      25,767
  2012..................................      27,304        31,976      59,280
  U.S. Small Cap Value Portfolio
  2011..................................      47,016        11,920      58,936
  2012..................................      56,139       122,752     178,891
  U.S. Core Equity 1 Portfolio
  2011..................................      49,822            --      49,822
  2012..................................      76,278            --      76,278
  U.S. Core Equity 2 Portfolio
  2011..................................      84,798            --      84,798
  2012..................................     103,512         2,008     105,520
  U.S. Vector Equity Portfolio
  2011..................................      19,719            --      19,719
  2012..................................      29,237           337      29,574
  U.S. Small Cap Portfolio
  2011..................................      36,302         2,974      39,276
  2012..................................      44,580        14,276      58,856
  U.S. Micro Cap Portfolio
  2011..................................      23,667            --      23,667
  2012..................................      33,018        14,720      47,738
  DFA Real Estate Securities Portfolio
  2011..................................      40,246            --      40,246
  2012..................................     103,653            --     103,653
  Large Cap International Portfolio
  2011..................................      54,107            --      54,107
  2012..................................      60,808            --      60,808
  International Core Equity Portfolio
  2011..................................     165,946            --     165,946
  2012..................................     179,492            --     179,492

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
 International Small Company Portfolio
 2011...................................    $188,546      $  5,851    $194,397
 2012...................................     169,495       110,049     279,544
 Japanese Small Company Portfolio
 2011...................................       2,305            --       2,305
 2012...................................       4,541            --       4,541
 Asia Pacific Small Company Portfolio
 2011...................................       6,964            --       6,964
 2012...................................       9,333            --       9,333
 United Kingdom Small Company Portfolio
 2011...................................       1,071            --       1,071
 2012...................................         992            --         992
 Continental Small Company Portfolio
 2011...................................       3,562            --       3,562
 2012...................................       2,958            --       2,958
 DFA International Real Estate
   Securities Portfolio
 2011...................................     107,338            --     107,338
 2012...................................      60,194            --      60,194
 DFA Global Real Estate Securities
   Portfolio
 2011...................................      41,782            --      41,782
 2012...................................      26,050            --      26,050
 DFA International Small Cap Value
   Portfolio
 2011...................................     190,869       143,816     334,685
 2012...................................     206,370       131,063     337,433
 International Vector Equity Portfolio
 2011...................................      12,224         2,659      14,883
 2012...................................      14,733         6,546      21,279
 World ex U.S. Value Portfolio
 2011...................................       1,025           195       1,220
 2012...................................       1,438            --       1,438
 Selectively Hedged Global Equity
   Portfolio
 2012...................................         534            --         534
 Emerging Markets Portfolio
 2011...................................      45,589       141,595     187,184
 2012...................................      51,664        91,664     143,328
 Emerging Markets Small Cap Portfolio
 2011...................................      36,754        61,095      97,849
 2012...................................      42,163        40,014      82,177

                                           Net Investment
                                        Income and Short-Term   Long-Term
                                            Capital Gains     Capital Gains   Total
                                        --------------------- ------------- ----------
Emerging Markets Value Portfolio
2011...................................      $  302,552        $  486,583   $  789,135
2012...................................         300,146           202,987      503,133
Emerging Markets Core Equity Portfolio
2011...................................          89,989                --       89,989
2012...................................         143,349                --      143,349

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                       Net Investment
                                                    Income and Short-Term   Long-Term
                                                        Capital Gains     Capital Gains   Total
                                                    --------------------- ------------- ---------
U.S. Targeted Value Portfolio......................        $ 2,730           $12,108    $  14,838
U.S. Small Cap Value Portfolio.....................          5,603            33,373       38,976
U.S. Core Equity 1 Portfolio.......................          3,212                --        3,212
U.S. Core Equity 2 Portfolio.......................          3,889             2,008        5,897
U.S. Vector Equity Portfolio.......................          2,572               337        2,909
U.S. Small Cap Portfolio...........................          3,324            14,276       17,600
U.S. Micro Cap Portfolio...........................          2,595            14,720       17,315
DFA Real Estate Securities Portfolio...............          3,870                --        3,870
International Core Equity Portfolio................          3,294                --        3,294
International Small Company Portfolio..............          5,610             1,428        7,038
DFA International Real Estate Securities Portfolio.          6,164                --        6,164
DFA Global Real Estate Securities Portfolio........            334                --          334
DFA International Small Cap Value Portfolio........          7,741             4,842       12,583
International Vector Equity Portfolio..............            529                73          602
Emerging Markets Portfolio.........................          2,219             1,313        3,532
Emerging Markets Small Cap Portfolio...............          1,663             2,902        4,565
Emerging Markets Value Portfolio...................         12,592            13,781       26,373
Emerging Markets Core Equity Portfolio.............          3,512                --        3,512

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                Total Net
                                       Net Investment                             Distributable
                                         Income and   Undistributed    Capital      Earnings
                                         Short-Term     Long-Term       Loss      (Accumulated
                                       Capital Gains  Capital Gains Carry forward    Losses)
                                       -------------- ------------- ------------- -------------
Enhanced U.S. Large Company Portfolio.    $   829             --     $   (46,941)  $   (46,112)
U.S. Large Cap Value Portfolio........     25,672             --      (1,332,489)   (1,306,817)
U.S. Targeted Value Portfolio.........     15,300       $162,041              --       177,341

                                                    Undistributed                                Total Net
                                                    Net Investment                             Distributable
                                                      Income and   Undistributed    Capital      Earnings
                                                      Short-Term     Long-Term       Loss      (Accumulated
                                                    Capital Gains  Capital Gains Carry forward    Losses)
                                                    -------------- ------------- ------------- -------------
U.S. Small Cap Value Portfolio.....................    $ 19,961     $  380,033            --     $ 399,994
U.S. Core Equity 1 Portfolio.......................      10,765             --     $ (13,834)       (3,069)
U.S. Core Equity 2 Portfolio.......................      16,557         55,731            --        72,288
U.S. Vector Equity Portfolio.......................       2,760          3,354            --         6,114
U.S. Small Cap Portfolio...........................      14,498        228,599            --       243,097
U.S. Micro Cap Portfolio...........................       5,022        176,210            --       181,232
DFA Real Estate Securities Portfolio...............      23,668             --      (206,280)     (182,612)
Large Cap International Portfolio..................      11,172             --      (200,200)     (189,028)
International Core Equity Portfolio................      30,479             --      (102,483)      (72,004)
International Small Company Portfolio..............      41,410         38,970            --        80,380
Japanese Small Company Portfolio...................       2,654             --       (73,701)      (71,047)
Asia Pacific Small Company Portfolio...............       6,418             --       (24,578)      (18,160)
United Kingdom Small Company Portfolio.............         285             --        (2,141)       (1,856)
Continental Small Company Portfolio................         398             --       (28,845)      (28,447)
DFA International Real Estate Securities Portfolio.     169,177             --      (180,698)      (11,521)
DFA Global Real Estate Securities Portfolio........      11,635             --        (1,115)       10,520
DFA International Small Cap Value Portfolio........      49,165        116,761            --       165,926
International Vector Equity Portfolio..............       2,688          2,006            --         4,694
World ex U.S. Value Portfolio......................         391             --        (5,842)       (5,451)
Selectively Hedged Global Equity Portfolio.........         113             56            --           169
Emerging Markets Portfolio.........................       8,397         30,480            --        38,877
Emerging Markets Small Cap Portfolio...............      20,186         92,087            --       112,273
Emerging Markets Value Portfolio...................      80,287        344,510            --       424,797
Emerging Markets Core Equity Portfolio.............      33,354             --       (41,205)       (7,851)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2013   2014   2015   2016      2017     2018    2019   Unlimited   Total
                                   ------ ------ ------ ------- ---------- ------- ------- --------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     -- $46,941         --      --      --       --  $   46,941
U.S. Large Cap Value Portfolio....     --     --     --      -- $1,332,489      --      --       --   1,332,489
U.S. Core Equity 1 Portfolio......     --     --     --      --     13,834      --      --       --      13,834
DFA Real Estate Securities
  Portfolio.......................     --     --     --  72,400     62,969 $44,388 $26,523       --     206,280
Large Cap International
  Portfolio.......................     --     --     --  19,004    135,393  14,311  12,549  $18,943     200,200
International Core Equity
  Portfolio.......................     --     --     --      --     53,177      --      --   49,306     102,483
Japanese Small Company
  Portfolio....................... $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543    5,431      73,701
Asia Pacific Small Company
  Portfolio.......................     --     --     --  16,317      8,261      --      --       --      24,578
United Kingdom Small Company
  Portfolio.......................     --     --     --      --      1,867      --      --      274       2,141
Continental Small Company
  Portfolio.......................     --     --     --  13,544      7,224   5,252      --    2,825      28,845
DFA International Real Estate
  Securities
Portfolio.........................     --     --     46  13,446     34,576  38,689  69,466   24,475     180,698
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --      --         --   1,091      --       24       1,115
World ex U.S. Value Portfolio.....     --     --     --      --         --      --   5,842       --       5,842
Emerging Markets Core Equity
  Portfolio.......................     --     --     --   7,080     26,445      --      --    7,680      41,205

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Enhanced U.S. Large Company Portfolio. $ 24,140
                U.S. Large Cap Value Portfolio........  318,345
                U.S. Core Equity 1 Portfolio..........   35,374
                U.S. Core Equity 2 Portfolio..........   15,761
                U.S. Vector Equity Portfolio..........   36,502
                U.S. Micro Cap Portfolio..............   34,914
                DFA Real Estate Securities Portfolio..    9,644
                Asia Pacific Small Company Portfolio..    2,201
                World ex U.S. Value Portfolio.........      146

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                 Net
                                                                                              Unrealized
                                                     Federal     Unrealized    Unrealized    Appreciation
                                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                                    ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $   186,486  $    2,903   $      (765)    $    2,138
U.S. Large Cap Value Portfolio.....................   6,140,128   2,467,500      (271,721)     2,195,779
U.S. Targeted Value Portfolio......................   3,026,575     667,745      (239,644)       428,101
U.S. Small Cap Value Portfolio.....................   7,183,358   1,842,772    (1,069,174)       773,598
U.S. Core Equity 1 Portfolio.......................   4,847,550   1,068,416      (319,250)       749,166
U.S. Core Equity 2 Portfolio.......................   6,886,186   1,646,567      (655,798)       990,769
U.S. Vector Equity Portfolio.......................   2,050,758     486,177      (243,659)       242,518
U.S. Small Cap Portfolio...........................   4,877,786   1,157,715      (527,342)       630,373
U.S. Micro Cap Portfolio...........................   3,406,639   1,090,293      (597,410)       492,883
DFA Real Estate Securities Portfolio...............   3,265,231   1,218,798      (217,008)     1,001,790
Large Cap International Portfolio..................   2,174,307     444,225      (303,931)       140,294
International Core Equity Portfolio................   7,518,294     944,964    (1,231,408)      (286,444)
International Small Company Portfolio..............   6,375,771   1,299,558    (1,248,452)        51,106
Japanese Small Company Portfolio...................     367,232      76,200      (149,345)       (73,145)
Asia Pacific Small Company Portfolio...............     231,922      77,591       (71,231)         6,360
United Kingdom Small Company Portfolio.............      24,456      29,706       (22,840)         6,866
Continental Small Company Portfolio................     109,207      80,760       (83,614)        (2,854)
DFA International Real Estate Securities Portfolio    1,753,188      31,604      (118,544)       (86,940)
DFA Global Real Estate Securities Portfolio........   1,035,537     305,845       (29,777)       276,068
DFA International Small Cap Value Portfolio........   9,781,836   1,487,653    (2,230,461)      (742,808)
International Vector Equity Portfolio..............     572,687     108,890       (61,389)        47,501
World ex U.S. Value Portfolio......................      55,484       2,720          (991)         1,729
Selectively Hedged Global Equity Portfolio.........      32,594       2,557          (278)         2,279
Emerging Markets Portfolio.........................   1,811,436   1,146,786      (159,966)       986,820
Emerging Markets Small Cap Portfolio...............   2,623,683     604,775      (319,549)       285,226
Emerging Markets Value Portfolio...................  17,049,862   2,580,395    (2,935,153)      (354,758)
Emerging Markets Core Equity Portfolio.............   8,662,464   1,523,526      (889,270)       634,256

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (the U.S. Micro Cap Portfolio, U.S. Small Cap Value Portfolio and U.S. Small Cap Portfolio, respectively) (the "Portfolios"), having 100% investment in their respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective Portfolios (the RIC feeders), with the respective Portfolios deemed the surviving entities. The final tax year end of the master funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC")
(S)337(a), each of the master funds recognized no gain or loss and, pursuant to IRC (S)332(a), each of the Portfolios recognized no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, each of the Portfolios maintained each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure with the Enhanced U.S. Large Company Portfolio having 100% investment in the respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the master fund was October 31, 2008. For Federal income tax purposes, pursuant to IRC (S)337(a), the master fund did not recognize any gain or loss and, pursuant to IRC (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC (S)334(b)(1) and (S)1223, the Portfolio maintained its respective master fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of the fund's shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended
October 31, 2009.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                 Ended
                                                           Oct. 31, 2012         Oct. 31, 2011
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
U.S. Targeted Value Portfolio

Class R1 Shares
    Shares Issued..................................... $     5,787      353  $     9,612      586
    Shares Issued in Lieu of Cash Distributions.......         730       48          362       23
    Shares Redeemed...................................      (7,953)    (486)      (7,533)    (462)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    (1,436)     (85) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
    Shares Issued..................................... $     4,727      288  $     9,524      636
    Shares Issued in Lieu of Cash Distributions.......         162       11           56        4
    Shares Redeemed...................................      (4,413)    (273)      (5,191)    (324)
    Shares Reduced by Reverse Stock Split.............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       476       26  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $   772,443   47,901  $   905,224   55,728
    Shares Issued in Lieu of Cash Distributions.......      39,875    2,618       20,970    1,322
    Shares Redeemed...................................    (649,785) (39,847)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   162,533   10,672  $   195,006   11,730
                                                       ===========  =======  ===========  =======
Emerging Markets Value Portfolio

Class R2 Shares
    Shares Issued..................................... $    61,477    2,199  $    95,176    3,360
    Shares Issued in Lieu of Cash Distributions.......       2,784      106        2,336       68
    Shares Redeemed...................................     (40,795)  (1,486)     (50,507)  (1,599)
    Shares Reduced by Conversion of Shares............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    23,466      819  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
    Shares Issued..................................... $ 5,047,163  179,634  $ 6,396,694  187,544
    Shares Issued in Lieu of Cash Distributions.......     436,347   16,644      709,030   20,853
    Shares Redeemed...................................  (2,278,812) (81,493)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 3,204,698  114,785  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                    Contract  October 31,    Gain
       Date    Amount**     Currency        Amount      2012       (Loss)
    ---------- -------- ------------------ --------  ----------- ----------
     11/29/12   (8,956) Canadian Dollars   $ (9,032)  $ (8,962)   $    70
     12/04/12  (32,449) Euro                (40,826)   (42,071)    (1,245)
     12/04/12   (3,232) Euro                 (4,216)    (4,190)        26
     11/30/12   (2,638) UK Pound Sterling    (4,225)    (4,257)       (32)
                                           --------   --------    -------
                                           $(58,299)  $(59,480)   $(1,181)
                                           ========   ========    =======

Selectively Hedged Global Equity Portfolio*

                                                                 Unrealized
                                                                  Foreign
                                                      Value at    Exchange
    Settlement Currency                     Contract October 31,    Gain
       Date    Amount**      Currency        Amount     2012       (Loss)
    ---------- --------  ------------------ -------- ----------- ----------
     01/03/13      (704) Danish Kroner      $  (123)   $  (123)       --
     11/05/12    (2,060) Euro                (2,557)    (2,670)    $(113)
     11/05/12     2,060  Euro                 2,672      2,672        --
     12/21/12    (2,205) Euro                (2,861)    (2,861)       --
     12/06/12    (7,135) Hong Kong Dollars     (920)      (921)       (1)
     12/06/12     7,135  Hong Kong Dollars      921        921        --
     11/05/12  (169,889) Japanese Yen        (2,175)    (2,128)       47
     11/05/12   169,889  Japanese Yen         2,127      2,127        --
     12/21/12  (174,983) Japanese Yen        (2,192)    (2,192)       --
     11/05/12      (696) Swiss Francs          (720)      (747)      (27)
     11/05/12       696  Swiss Francs           748        748        --
     12/21/12      (719) Swiss Francs          (773)      (773)       --
                                            -------    -------     -----
                                            $(5,853)   $(5,947)    $ (94)
                                            =======    =======     =====

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(45,176) and $(4,956) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the

Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                                Approximate
                                                                     Expiration Number of  Contract Unrealized     Cash
                                                  Description           Date    Contracts*  Value   Gain (Loss) Collateral
                                             ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio....... S&P 500 Index(R)        12/21/2012    519     $182,532   $2,826         --
Selectively Hedged Global Equity Portfolio.  S&P 500 Index(R) Emini  12/21/2012     13          914      (17)       $46

Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $173,800 and $798 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2012:

                             Location on the Statements of Assets and Liabilities
                            -------------------------------------------------------
Derivative Type                 Asset Derivatives         Liability Derivatives
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                       Asset Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $ 2,922              $96          $2,826*
Selectively Hedged Global Equity
  Portfolio........................          30               47             (17)*

                                                      Liability Derivatives Value
                                                     -----------------------------
                                     Total Value at  Foreign Exchange     Equity
                                    October 31, 2012    Contracts        Contracts
                                    ---------------- ----------------    ---------
Enhanced U.S. Large Company
  Portfolio........................     $(1,277)        $(1,277)              --
Selectively Hedged Global Equity
  Portfolio........................        (141)           (141)              --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

Derivative Type                             Location of Gain (Loss) on Derivatives Recognized in Income
---------------             ---------------------------------------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized Appreciation
                            (Depreciation) of: Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2012 (amounts in thousands):

                                                    Realized Gain (Loss)
                                                       on Derivatives
                                                    Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $32,394     $1,826     $30,568
    U.S. Targeted Value Portfolio*.............   3,336         --       3,336
    U.S. Small Cap Value Portfolio*............     954         --         954
    U.S. Vector Equity Portfolio*..............    (850)        --        (850)
    U.S. Micro Cap Portfolio*..................     385         --         385
    DFA Real Estate Securities Portfolio*......     (46)        --         (46)
    Selectively Hedged Global Equity Portfolio.     271        161         110
    Emerging Markets Core Equity Portfolio*....   1,190         --       1,190

                                                    Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                -------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                 Total     Contracts  Contracts
                                                 -------   ---------  ---------
    Enhanced U.S. Large Company Portfolio...... $(7,466)    $ (880)    $(6,586)
    U.S. Small Cap Value Portfolio.............    (536)        --        (536)
    Selectively Hedged Global Equity Portfolio.    (111)       (94)        (17)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Portfolios had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.85%       $ 6,627         43        $ 7        $24,575
U.S. Small Cap Value Portfolio.....................     0.87%         6,351         51          8         30,792
U.S. Core Equity 2 Portfolio.......................     0.87%         2,328          8         --          6,239
U.S. Vector Equity Portfolio.......................     0.85%         2,358         15          1          4,214
U.S. Small Cap Portfolio...........................     0.90%         6,755         13          2         12,219
U.S. Micro Cap Portfolio...........................     0.87%         4,146         47          5          9,570
DFA Real Estate Securities Portfolio...............     0.82%           722          7         --          2,460
Large Cap International Portfolio..................     0.87%         1,931         32          2          4,848
International Core Equity Portfolio................     0.82%        15,473         22          8         33,740
International Small Company Portfolio..............     0.88%         2,384         24          1         11,057
DFA International Real Estate Securities Portfolio.     0.83%         4,454         22          2         16,074
DFA Global Real Estate Securities Portfolio........     0.83%         4,185          2         --          7,895
DFA International Small Cap Value Portfolio........     0.83%         8,844         21          4         44,344
International Vector Equity Portfolio..............     0.85%           947         56          1          4,219
World ex U.S. Value Portfolio......................     0.87%           124         30         --          1,777
Emerging Markets Core Equity Portfolio.............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $189,066 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                  Approximate
                                                                                                   Percentage
                                                                                     Number of   of Outstanding
                                                                                    Shareholders     Shares
                                                                                    ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares................      3             76%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.......................      3             76%
U.S. Targeted Value Portfolio -- Class R1 Shares...................................      1             93%
U.S. Targeted Value Portfolio -- Class R2 Shares...................................      2             57%
U.S. Targeted Value Portfolio -- Institutional Class Shares........................      2             54%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.......................      2             51%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.........................      3             67%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.........................      3             64%
U.S. Vector Equity Portfolio -- Institutional Class Shares.........................      4             91%
U.S. Small Cap Portfolio -- Institutional Class Shares.............................      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares.............................      3             65%
DFA Real Estate Securities Portfolio -- Institutional Class Shares.................      3             75%
Large Cap International Portfolio -- Institutional Class Shares....................      2             65%
International Core Equity Portfolio -- Institutional Class Shares..................      2             58%
International Small Company Portfolio -- Institutional Class Shares................      2             44%
Japanese Small Company Portfolio -- Institutional Class Shares.....................      1             68%
Asia Pacific Small Company Portfolio -- Institutional Class Shares.................      2             79%
United Kingdom Small Company Portfolio -- Institutional Class Shares...............      2             85%
Continental Small Company Portfolio -- Institutional Class Shares..................      4             92%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares ..      3             82%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares..........      3             90%
DFA International Small Cap Value Portfolio -- Institutional Class Shares..........      2             50%
International Vector Equity Portfolio -- Institutional Class Shares................      3             87%
World ex U.S. Value Portfolio -- Institutional Class Shares........................      3             76%
Selectively Hedged Global Equity Portfolio.........................................      1             87%
Emerging Markets Portfolio -- Institutional Class Shares...........................      3             67%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares.................      2             37%
Emerging Markets Value Portfolio -- Class R2 Shares................................      3             78%
Emerging Markets Value Portfolio -- Institutional Class Shares.....................      1             17%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares...............      2             54%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHART

DFA Commodity Strategy Portfolio vs. Dow Jones-UBS Commodity Index Total Return November 9, 2010-October 31, 2012

                                                                                   Dow Jones-UBS
                                                                                     Commodity
                                                                  DFA Commodity     Index Total
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Strategy Portfolio    Return
---------   ---------- ----------- ----------------- ---------- ------------------ -------------
2010-11-09  2010-11-30    -5.20%         -5.86%         11/2010          10000            10000
2010-11-30  2010-12-31    10.38%         10.69%         11/2010           9480       9414.11452
2010-12-31  2011-01-31     1.15%          1.00%         12/2010      10464.222      10420.38828
2011-01-31  2011-02-28     2.08%          1.32%         01/2011    10584.27043      10524.90582
2011-02-28  2011-03-31     1.90%          2.06%         02/2011    10804.35923       10663.6125
2011-03-31  2011-04-30     3.91%          3.46%         03/2011     11009.5018         10883.77
2011-04-30  2011-05-31    -4.81%         -5.06%         04/2011    11439.87323      11260.68062
2011-05-31  2011-06-30    -5.07%         -5.04%         05/2011    10889.39814      10691.09062
2011-06-30  2011-07-31     3.29%          2.96%         06/2011    10337.46641      10151.80742
2011-07-31  2011-08-31     1.03%          1.00%         07/2011    10678.04186      10452.47858
2011-08-31  2011-09-30   -14.85%        -14.73%         08/2011    10788.22803      10556.85703
2011-09-30  2011-10-31     6.66%          6.62%         09/2011    9186.713807      9001.305199
2011-10-31  2011-11-30    -2.66%         -2.22%         10/2011    9798.492786      9597.042182
2011-11-30  2011-12-31    -3.56%         -3.75%         11/2011    9537.734535      9384.080937
2011-12-31  2012-01-31     3.06%          2.47%         12/2011    9198.539504      9032.374967
2012-01-31  2012-02-29     2.87%          2.70%         01/2012    9480.332835      9255.733858
2012-02-29  2012-03-31    -4.02%         -4.14%         02/2012    9752.062121      9505.517422
2012-03-31  2012-04-30    -0.65%         -0.42%         03/2012    9359.564267      9112.317892
2012-04-30  2012-05-31    -8.66%         -9.13%         04/2012     9299.17998      9073.750917
2012-05-31  2012-06-30     4.65%          5.49%         05/2012    8494.056172      8245.136891
2012-06-30  2012-07-31     6.81%          6.47%         06/2012    8888.618418      8698.040611
2012-07-31  2012-08-31     1.91%          1.30%         07/2012     9493.97268      9260.683168
2012-08-31  2012-09-30     1.70%          1.71%         08/2012    9675.578961      9380.919803
2012-09-30  2012-10-31    -3.49%         -3.87%         09/2012    9840.087623      9540.916081
                                                     10/31/2012    9496.593805      9171.406896

                           One Year  From 11/09/2010
                           --------  ---------------
                            -3.08%        -2.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

Commodity Market Review                        12 Months Ended October 31, 2012

   During the fiscal year ending, October 31, 2012, commodities produced mixed results. The commodity market was initially driven lower through the first seven months of the period by declining natural gas prices. A combination of a mild winter and increased supply from improved shale drilling technology led to natural gas spot prices in the summer of 2012 that were less than half of the prior summer and at levels not seen in over a decade. The last four months of the period would provide for a recovery in the commodity market driven by a significant drought in the U.S. which reduced supply and increased prices for soybeans, corn, and wheat.

DFA Commodity Strategy Portfolio

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in a universe of allowable commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2012, the total return was -3.08% for the Portfolio and -4.44% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance was due to the excess return generated by the fixed income assets.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the twenty commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from -41.7% (natural gas) to +33.7% (soybean). In the fiscal year, no excess return was provided by the strategy's approach of "rolling" its underlying futures contracts prior to the index roll.

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration increased slightly from 1.67 to 1.85 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              Six Months Ended October 31, 2012
EXPENSE TABLES

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $1,021.23    0.36%    $1.83
     Hypothetical 5% Annual Return. $1,000.00 $1,023.33    0.36%    $1.83

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  45.4%
                           Government.........   3.0%
                           Foreign Corporate..  23.8%
                           Foreign Government.  16.7%
                           Supranational......  11.1%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
BONDS -- (89.1%)
AUSTRALIA -- (5.3%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14.......................................    960  $ 1,026,508
Commonwealth Bank of Australia
(u) 1.250%, 09/18/15.......................................  2,780    2,805,123
National Australia Bank, Ltd.
(e) 5.500%, 05/20/15.......................................  6,500    9,365,773
Westpac Banking Corp.
(u) 4.200%, 02/27/15.......................................  9,500   10,204,016
                                                                    -----------
TOTAL AUSTRALIA............................................          23,401,420
                                                                    -----------
AUSTRIA -- (1.3%)
KA Finanz AG
   2.250%, 03/24/14........................................    700      930,255
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13........................................  2,000    2,687,604
(u) 4.500%, 03/09/15.......................................  2,000    2,178,200
                                                                    -----------
TOTAL AUSTRIA..............................................           5,796,059
                                                                    -----------
CANADA -- (7.4%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15.......................................  6,400    6,568,531
(u) 3.400%, 01/22/15.......................................  1,800    1,911,281
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14.......................................  2,200    2,361,711
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    900      913,267
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    625      632,006
Enbridge, Inc.
(u) 5.800%, 06/15/14.......................................  1,900    2,050,315
Encana Corp.
(u) 4.750%, 10/15/13.......................................  1,415    1,466,967
Husky Energy, Inc.
(u) 5.900%, 06/15/14.......................................  2,500    2,699,253
Ontario, Province of Canada
(u) 0.950%, 05/26/15.......................................  2,000    2,019,804
Petro-Canada
(u) 4.000%, 07/15/13.......................................    200      204,683
Thomson Reuters Corp.
(u) 5.700%, 10/01/14.......................................    800      873,418
Toronto-Dominion Bank (The)
(e) 5.375%, 05/14/15.......................................  4,000    5,775,995
TransAlta Corp.
(u) 4.750%, 01/15/15.......................................  2,508    2,653,344

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
CANADA -- (Continued)
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................  1,525  $ 1,560,086
(u) 3.400%, 06/01/15.......................................  1,000    1,065,267
                                                                    -----------
TOTAL CANADA...............................................          32,755,928
                                                                    -----------
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14.......................................  5,500    5,554,505
(u) 2.500%, 07/15/15.......................................  3,000    3,121,740
BNP Paribas SA
(u) 2.125%, 12/21/12.......................................  1,500    1,502,063
(u) 3.250%, 03/11/15.......................................  2,000    2,083,800
Caisse d'Amortissement de la Dette Sociale
   3.625%, 04/25/15........................................  5,000    6,975,516
France Telecom SA
(u) 4.375%, 07/08/14.......................................  2,400    2,541,000
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14........................................  2,000    2,712,796
Veolia Environnement SA
(u) 5.250%, 06/03/13.......................................    425      434,137
                                                                    -----------
TOTAL FRANCE...............................................          24,925,557
                                                                    -----------
GERMANY -- (1.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13.......................................  1,475    1,510,478
(u) 3.875%, 08/18/14.......................................    250      263,856
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13.......................................  1,700    1,712,920
(u) 4.125%, 10/15/14.......................................  4,000    4,283,384
                                                                    -----------
TOTAL GERMANY..............................................           7,770,638
                                                                    -----------
JAPAN -- (0.2%)
Nomura Holdings, Inc.
(u) 5.000%, 03/04/15.......................................  1,000    1,057,623
                                                                    -----------
NETHERLANDS -- (5.0%)
Bank Nederlandse Gemeenten NV
(u) 2.750%, 07/01/15.......................................  9,500    9,992,100
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13.......................................    525      542,320

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
(u) 4.875%, 07/08/14.......................................  1,900  $ 2,025,745
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    300      306,283
Nederlandse
   Waterschapsbank NV......................................
(u) 2.000%, 09/09/15.......................................  9,000    9,312,300
                                                                    -----------
TOTAL NETHERLANDS..........................................          22,178,748
                                                                    -----------
   SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.7%)........
Asian Development Bank
(u) 1.625%, 07/15/13.......................................  1,200    1,211,448
(u) 4.250%, 10/20/14.......................................  3,000    3,225,750
Council of Europe Development Bank
(u) 4.000%, 04/15/15.......................................  8,000    8,636,960
Eurofima
(u) 4.500%, 03/06/15.......................................  9,000    9,761,670
European Financial Stability Facility
(e) 1.625%, 02/04/15.......................................  5,000    6,665,012
European Investment Bank
(e) 2.500%, 07/15/15.......................................  6,000    8,235,380
Inter-American Development Bank
(u) 1.000%, 01/07/15.......................................  1,000    1,005,116
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          38,741,336
                                                                    -----------
SWEDEN -- (3.4%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14.......................................  1,212    1,647,523
(u) 3.250%, 09/16/14.......................................  4,200    4,404,540
Svenska Handelsbanken AB
(e) 1.500%, 07/06/15.......................................  7,000    9,222,231
                                                                    -----------
TOTAL SWEDEN...............................................          15,274,294
                                                                    -----------
SWITZERLAND -- (0.7%)
Credit Suisse AG
(u) 5.000%, 05/15/13.......................................  1,275    1,305,650
(u) 5.500%, 05/01/14.......................................    250      266,565
UBS AG
(u) 2.250%, 08/12/13.......................................  1,485    1,504,287
                                                                    -----------
TOTAL SWITZERLAND..........................................           3,076,502
                                                                    -----------

                                                             Face
                                                            Amount^   Value+
                                                            ------- -----------
                                                             (000)
UNITED KINGDOM -- (4.7%)
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14.......................................  1,500  $ 1,603,796
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13.......................................  3,500    3,669,309
British Telecommunications P.L.C.
(u) 2.000%, 06/22/15.......................................  2,300    2,359,110
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13.......................................  1,175    1,189,243
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14.......................................  3,000    3,039,840
Rio Tinto Finance USA P.L.C.
(u) 1.125%, 03/20/15.......................................  3,850    3,885,281
Royal Bank of Scotland Group P.L.C.
(u) 2.550%, 09/18/15.......................................  3,000    3,075,336
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14.......................................  1,825    1,927,973
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          20,749,888
                                                                    -----------
UNITED STATES -- (45.1%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14........................................ $1,250    1,352,914
Aflac, Inc.
   3.450%, 08/15/15........................................  3,800    4,061,957
Agilent Technologies, Inc.
   2.500%, 07/15/13........................................  1,000    1,011,596
Air Products & Chemicals, Inc.
   4.150%, 02/01/13........................................    500      504,577
Allstate Corp. (The)
   5.000%, 08/15/14........................................  2,130    2,290,924
American Express Credit Corp.
   5.875%, 05/02/13........................................    650      667,347
   5.125%, 08/25/14........................................  1,700    1,835,196
   1.750%, 06/12/15........................................  1,200    1,230,557
Amgen, Inc.
   4.850%, 11/18/14........................................  1,000    1,083,220
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13........................................    350      352,783
Archer-Daniels-Midland Co.
   7.125%, 03/01/13........................................    325      332,003
Arrow Electronics, Inc.
   6.875%, 07/01/13........................................    350      363,787
Assurant, Inc.
   5.625%, 02/15/14........................................  2,000    2,078,162

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
    2.500%, 08/15/15........................................ $2,500  $2,633,483
 AutoZone, Inc.
    4.375%, 06/01/13........................................    100     102,162
 Avery Dennison Corp.
    4.875%, 01/15/13........................................    200     201,693
 Baltimore Gas & Electric Co.
    6.125%, 07/01/13........................................    500     518,482
 Bank of America Corp.
    7.375%, 05/15/14........................................  2,000   2,185,274
 Baxter International, Inc.
    1.800%, 03/15/13........................................  1,490   1,497,869
 BB&T Corp.
    3.375%, 09/25/13........................................    550     563,992
    5.700%, 04/30/14........................................  1,587   1,705,212
 Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15........................................  5,000   5,462,530
 BlackRock, Inc.
    2.250%, 12/10/12........................................  1,400   1,402,507
    3.500%, 12/10/14........................................  2,000   2,122,634
 Boeing Capital Corp.
    5.800%, 01/15/13........................................    950     960,509
 Boeing Co. (The)
    1.875%, 11/20/12........................................    350     350,231
 Boston Scientific Corp.
    4.500%, 01/15/15........................................  3,005   3,220,446
 Bristol-Myers Squibb Co.
    5.250%, 08/15/13........................................  1,175   1,220,447
 Burlington Northern Santa Fe LLC
    4.300%, 07/01/13........................................  1,200   1,230,138
    4.875%, 01/15/15........................................    200     216,869
 Campbell Soup Co.
    5.000%, 12/03/12........................................    350     351,240
 Capital One Financial Corp.
    6.250%, 11/15/13........................................    150     158,239
    7.375%, 05/23/14........................................  1,189   1,305,576
 Cardinal Health, Inc.
    4.000%, 06/15/15........................................  3,000   3,218,478
 Caterpillar Financial Services Corp.
    2.000%, 04/05/13........................................    400     402,838
    6.200%, 09/30/13........................................  1,000   1,052,477
 CenterPoint Energy Resources Corp.
    7.875%, 04/01/13........................................    425     436,952
 Charles Schwab Corp. (The)
    4.950%, 06/01/14........................................  2,200   2,346,828

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Chubb Corp. (The)
    5.200%, 04/01/13........................................ $  350  $  356,855
 Cisco Systems, Inc.
    1.625%, 03/14/14........................................  1,550   1,575,587
 Citigroup, Inc.
    6.500%, 08/19/13........................................    625     653,573
    6.375%, 08/12/14........................................  1,250   1,362,082
 CNA Financial Corp.
    5.850%, 12/15/14........................................    277     301,737
 Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13........................................  1,607   1,614,335
 Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13........................................    675     694,311
 Computer Sciences Corp.
    2.500%, 09/15/15........................................  2,000   2,042,790
 Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14........................................    400     420,030
 CSX Corp.
    5.500%, 08/01/13........................................    425     440,407
 Daimler Finance North America LLC
    6.500%, 11/15/13........................................  2,100   2,224,692
 Dell, Inc.
    2.100%, 04/01/14........................................  1,500   1,530,698
    2.300%, 09/10/15........................................  1,000   1,040,700
 DIRECTV Holdings LLC
    4.750%, 10/01/14........................................  1,500   1,610,778
 Dominion Resources, Inc.
    5.000%, 03/15/13........................................    325     330,330
 Dr. Pepper Snapple Group, Inc.
    2.350%, 12/21/12........................................    375     375,941
 E.I. Du Pont de Nemours & Co.
    4.750%, 11/15/12........................................    350     350,429
 eBay, Inc.
    0.875%, 10/15/13........................................  1,435   1,439,116
 Ecolab, Inc.
    1.000%, 08/09/15........................................  2,000   2,009,256
 Emerson Electric Co.
    5.625%, 11/15/13........................................  1,200   1,263,394
 Enbridge Energy Partners LP
    5.350%, 12/15/14........................................  1,475   1,604,308
 Energy Transfer Partners LP
    6.000%, 07/01/13........................................    425     438,650
    5.950%, 02/01/15........................................  1,200   1,324,957

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Enterprise Products Operating LLC
    5.600%, 10/15/14........................................ $2,666  $2,906,156
 Exelon Generation Co. LLC
    5.350%, 01/15/14........................................  1,100   1,156,182
 Express Scripts Holding Co.
    6.250%, 06/15/14........................................  3,465   3,764,608
 Fifth Third Bancorp
    6.250%, 05/01/13........................................    875     899,422
 Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15........................................  2,475   2,500,245
 General Electric Capital Corp.
    2.100%, 01/07/14........................................    600     610,885
    2.150%, 01/09/15........................................  6,000   6,165,288
    1.625%, 07/02/15........................................  2,000   2,034,288
 Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13........................................    250     260,622
    3.300%, 05/03/15........................................  3,500   3,655,431
 Hartford Financial Services Group, Inc.
    4.000%, 03/30/15........................................  1,400   1,471,077
 Hess Corp.
    7.000%, 02/15/14........................................    175     188,892
 Hewlett-Packard Co.
    1.250%, 09/13/13........................................  1,500   1,500,567
    2.625%, 12/09/14........................................  1,300   1,324,224
 HSBC Finance Corp.
    4.750%, 07/15/13........................................  1,575   1,617,018
 John Deere Capital Corp.
    1.875%, 06/17/13........................................  1,250   1,261,320
 JPMorgan Chase & Co.
    3.700%, 01/20/15........................................  2,800   2,964,683
    3.400%, 06/24/15........................................  1,000   1,058,784
 KeyCorp
    6.500%, 05/14/13........................................  1,000   1,030,985
 Kimberly-Clark Corp.
    5.000%, 08/15/13........................................  1,000   1,037,186
 Kroger Co. (The)
    5.500%, 02/01/13........................................    640     647,397
 Lowe's Cos, Inc.
    5.000%, 10/15/15........................................  1,050   1,183,977
 McKesson Corp.
    6.500%, 02/15/14........................................  2,445   2,619,008
 MetLife, Inc.
    2.375%, 02/06/14........................................    420     429,368
    5.500%, 06/15/14........................................  1,250   1,348,788
    5.000%, 06/15/15........................................    500     553,742

                                                              Face
                                                             Amount    Value+
                                                             ------  ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Microsoft Corp.
    0.875%, 09/27/13........................................ $1,300  $1,306,496
    2.950%, 06/01/14........................................  2,300   2,390,533
 Morgan Stanley
    4.100%, 01/26/15........................................  2,000   2,082,906
 NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15........................................  2,800   2,937,469
 NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13........................................    750     762,863
 Northern Trust Corp.
    5.500%, 08/15/13........................................  1,068   1,110,864
 Occidental Petroleum Corp.
    1.450%, 12/13/13........................................  1,000   1,011,737
 PACCAR Financial Corp.
    2.050%, 06/17/13........................................    100     101,091
    0.750%, 08/14/15........................................  2,000   2,001,094
 Pacific Gas & Electric Co.
    4.800%, 03/01/14........................................  3,000   3,160,140
 Philip Morris International, Inc.
    4.875%, 05/16/13........................................  1,265   1,294,182
 Pitney Bowes, Inc.
    4.875%, 08/15/14........................................  2,000   2,094,320
 Plains All American Pipeline LP
    3.950%, 09/15/15........................................  1,330   1,444,313
 PNC Funding Corp.
    5.400%, 06/10/14........................................  2,075   2,233,594
 Praxair, Inc.
    2.125%, 06/14/13........................................  1,000   1,009,739
 Principal Financial Group, Inc.
    7.875%, 05/15/14........................................  2,958   3,271,063
 Procter & Gamble Co. (The)
 (e) 4.500%, 05/12/14.......................................  4,000   5,509,436
 Prudential Financial, Inc.
    6.200%, 01/15/15........................................  2,448   2,696,653
 Qwest Corp.
    7.500%, 10/01/14........................................  2,300   2,558,934
 Reynolds American, Inc.
    7.250%, 06/01/13........................................    900     933,945
 Safeway, Inc.
    5.625%, 08/15/14........................................  2,000   2,139,208
 Sempra Energy
    2.000%, 03/15/14........................................    416     421,976
 Spectra Energy Capital LLC
    5.500%, 03/01/14........................................  1,500   1,581,377
    5.668%, 08/15/14........................................    955   1,031,309
 St. Jude Medical, Inc.
    2.200%, 09/15/13........................................  3,325   3,367,587

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14...................................... $   100  $    105,206
State Street Corp.
   4.300%, 05/30/14......................................   1,400     1,482,265
SunTrust Banks, Inc.
   5.250%, 11/05/12......................................     425       425,000
Target Corp.
   4.000%, 06/15/13......................................   1,000     1,020,486
TD Ameritrade Holding Corp.
   4.150%, 12/01/14......................................   2,350     2,512,716
Texas Instruments, Inc.
   0.875%, 05/15/13......................................     500       501,772
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15......................................   2,250     2,367,963
Toyota Motor Credit Corp.
   1.000%, 02/17/15......................................   3,000     3,025,461
   0.875%, 07/17/15......................................   2,000     2,009,342
Travelers Property Casualty Corp.
   5.000%, 03/15/13......................................   1,175     1,194,094
Union Bank NA
   2.125%, 12/16/13......................................   1,400     1,426,806
UnitedHealth Group, Inc.
   5.000%, 08/15/14......................................   1,170     1,253,642
Valero Energy Corp.
   4.750%, 04/01/14......................................   1,125     1,175,890
   4.500%, 02/01/15......................................     900       970,599
Viacom, Inc.
   4.375%, 09/15/14......................................   1,229     1,312,004
Walt Disney Co. (The)
   0.875%, 12/01/14......................................   1,500     1,515,777
Waste Management, Inc.
   6.375%, 11/15/12......................................     325       325,526
WellPoint, Inc.
   5.000%, 12/15/14......................................   2,500     2,714,670
Wells Fargo & Co.
   3.750%, 10/01/14......................................   2,300     2,440,900
   1.250%, 02/13/15......................................   1,000     1,011,581
Williams Partners LP
   3.800%, 02/15/15......................................   1,500     1,598,544
                                                                   ------------
TOTAL UNITED STATES......................................           200,070,301
                                                                   ------------
TOTAL BONDS..............................................           395,798,294
                                                                   ------------
AGENCY OBLIGATIONS -- (5.0%)
Federal Home Loan Mortgage Corporation
   2.875%, 02/09/15......................................  11,000    11,623,513

                                                            Face
                                                           Amount     Value+
                                                          -------  ------------
                                                           (000)
Federal National Mortgage Association
   0.500%, 07/02/15...................................... $10,500  $ 10,525,053
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................            22,148,566
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S Treasury Note
^^@@ 0.375%, 07/31/13....................................  26,000    26,034,528
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $441,274,363)                                               $443,981,388
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
-                                  -------------------------------------------
                                   Level 1     Level 2    Level 3     Total
-                                  -------- ------------  ------- ------------
Bonds.............................       -- $395,798,294    --    $395,798,294
Agency Obligations................       --   22,148,566    --      22,148,566
U.S. Treasury Obligations.........       --   26,034,528    --      26,034,528
Swap Agreements**.................       --    1,271,996    --       1,271,996
Futures Contracts**............... $147,488           --    --         147,488
Forwards Currency Contracts**.....       --   (1,497,516)   --      (1,497,516)
                                   -------- ------------    --    ------------
TOTAL............................. $147,488 $443,755,868    --    $443,903,356
                                   ======== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value............................................. $    443,981
Temporary Cash Investments at Value & Cost.......................          857
Cash.............................................................        6,441
Receivables:
   Interest......................................................        4,597
   Fund Shares Sold..............................................        3,013
Unrealized Gain on Swap Contracts................................        2,549
Unrealized Gain on Forward Currency Contracts....................           42
Prepaid Expenses and Other Assets................................           17
                                                                  ------------
   Total Assets..................................................      461,497
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................          404
   Due to Advisor................................................          114
   Futures Margin Variation......................................           45
Unrealized Loss on Swap Contracts................................        1,274
Unrealized Loss on Forward Currency Contracts....................        1,540
Accrued Expenses and Other Liabilities...........................           41
                                                                  ------------
       Total Liabilities.........................................        3,418
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   48,728,681
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $       9.40
                                                                  ============
Investments at Cost.............................................. $    441,274
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    452,773
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        1,816
Accumulated Net Realized Gain (Loss).............................          848
Net Unrealized Foreign Exchange Gain (Loss)......................       (1,489)
Net Unrealized Appreciation (Depreciation).......................        4,131
                                                                  ------------
NET ASSETS....................................................... $    458,079
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

Investment Income
   Interest...................................................................................... $  3,778
                                                                                                  --------
       Total Investment Income...................................................................    3,778
                                                                                                  --------
Expenses
   Investment Advisory Services Fees.............................................................    1,160
   Accounting & Transfer Agent Fees..............................................................       64
   Custodian Fees................................................................................       16
   Filing Fees...................................................................................       46
   Shareholders' Reports.........................................................................       13
   Directors'/Trustees' Fees & Expenses..........................................................        3
   Professional Fees.............................................................................       34
   Organizational & Offering Costs...............................................................        1
   Other.........................................................................................        6
                                                                                                  --------
       Total Expenses............................................................................    1,343
                                                                                                  --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (172)
   Fees Paid Indirectly..........................................................................       (9)
                                                                                                  --------
   Net Expenses..................................................................................    1,162
                                                                                                  --------
   Net Investment Income (Loss)..................................................................    2,616
                                                                                                  --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................................    1,207
       Futures...................................................................................   (2,170)
       Foreign Currency Transactions.............................................................    1,374
       Swap Contracts............................................................................  (17,151)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.....................................................................    1,848
       Futures...................................................................................      112
       Swap Contracts............................................................................    3,344
       Translation of Foreign Currency Denominated Amounts.......................................   (1,489)
                                                                                                  --------
   Net Realized and Unrealized Gain (Loss).......................................................  (12,925)
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................. $(10,309)
                                                                                                  ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                Year
                                                                                               Ended          Period
                                                                                              Oct. 31,  November 9, 2010(a)
                                                                                                2012    to October 31, 2011
                                                                                             ---------  -------------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)............................................................. $   2,616       $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........................................................     1,207            227
       Futures..............................................................................    (2,170)        (1,328)
       Foreign Currency Transactions........................................................     1,374             --
       Swap Contracts.......................................................................   (17,151)       (10,020)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities................................................................     1,848            859
       Futures..............................................................................       112             37
       Swap Contracts.......................................................................     3,344         (2,069)
       Translation of Foreign Currency Denominated Amounts..................................    (1,489)            --
                                                                                             ---------       --------
          Net Increase (Decrease) in Net Assets Resulting from Operations...................   (10,309)       (11,188)
                                                                                             ---------       --------
Distributions From:
   Net Investment Income:
       Institutional Shares.................................................................    (2,038)          (574)
   Net Short-Term Gains:
       Institutional Shares.................................................................      (151)            --
                                                                                             ---------       --------
          Total Distributions...............................................................    (2,189)          (574)
                                                                                             ---------       --------
Capital Share Transactions (1):
   Shares Issued............................................................................   371,713        278,288
   Shares Issued in Lieu of Cash Distributions..............................................     2,084            559
   Shares Redeemed..........................................................................  (134,001)       (36,304)
                                                                                             ---------       --------
          Net Increase (Decrease) from Capital Share Transactions...........................   239,796        242,543
                                                                                             ---------       --------
          Total Increase (Decrease) in Net Assets...........................................   227,298        230,781
Net Assets
   Beginning of Period......................................................................   230,781             --
                                                                                             ---------       --------
   End of Period............................................................................ $ 458,079       $230,781
                                                                                             =========       ========
(1) Shares Issued and Redeemed:
   Shares Issued............................................................................    39,879         27,085
   Shares Issued in Lieu of Cash Distributions..............................................       232             52
   Shares Redeemed..........................................................................   (14,994)        (3,525)
                                                                                             ---------       --------
          Net Increase (Decrease) from Shares Issued and Redeemed...........................    25,117         23,612
                                                                                             =========       ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $   1,816       $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                 Year          Period
                                                                                                Ended    November 9, 2010(a)
                                                                                               Oct. 31,          to
                                                                                                 2012       Oct. 31, 2011
                                                                                              --------   -------------------
Net Asset Value, Beginning of Period......................................................... $   9.77        $  10.00
                                                                                              --------        --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)...........................................................     0.07            0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)................................    (0.37)          (0.27)
                                                                                              --------        --------
       Total from Investment Operations......................................................    (0.30)          (0.20)
                                                                                              --------        --------

Less Distributions
------------------
   Net Investment Income.....................................................................    (0.06)          (0.03)
   Net Realized Gains........................................................................    (0.01)             --
                                                                                              --------        --------
       Total Distributions...................................................................    (0.07)          (0.03)
                                                                                              --------        --------
Net Asset Value, End of Period............................................................... $   9.40        $   9.77
                                                                                              ========        ========
Total Return.................................................................................    (3.08)%         (2.02)%(C)
                                                                                              --------        --------
Net Assets, End of Period (thousands)........................................................ $458,079        $230,781
Ratio of Expenses to Average Net Assets......................................................     0.35%           0.47%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees and Fees Paid Indirectly)...............................     0.41%           0.53%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................     0.79%           0.64%(B)(E)
Portfolio Turnover Rate......................................................................       69%             50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios, one of which, DFA Commodity Strategy Portfolio(the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of October 31, 2012, the Portfolio held $75,170,235 in the Subsidiary, representing 16.33% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At October 31, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2012, approximately $172 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $9

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio. $1

F. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. Government   Other Investment
                          Securities         Securities
                       ----------------- ------------------
                       Purchases  Sales  Purchases  Sales
                       --------- ------- --------- --------
                        $80,319  $63,085 $372,169  $154,366

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
-                                 --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(18,602)        $1,007        $17,595

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2012 was as follows (amounts in thousands):

                                       Net Investment
                                           Income
                                       and Short-Term   Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2011.............................     $  636           --      $  636
     2012.............................      2,410          $37       2,447

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $221           $37      $258

   At October 31, 2012 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                               Total Net
                                  Net Investment                            Distributable
                                    Income and   Undistributed   Capital      Earnings
                                    Short-Term     Long-Term       Loss     (Accumulated
                                  Capital Gains  Capital Gains Carryforward    Losses)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $864          $422           --         $1,286

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain its character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                  Federal   Unrealized    Unrealized    Appreciation
                                  Tax Cost Appreciation (Depreciation) (Depreciation)
                                  -------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio. $442,131    $2,762         $(55)         $2,707

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Financial Instruments:

   In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                              Unrealized
                                                                Foreign
      Settlement Currency          Contract      Value at      Exchange
         Date    Amount** Currency  Amount   October 31, 2012 Gain (Loss)
      ---------- -------- -------- --------  ---------------- -----------
       12/06/12  (41,897)   Euro   $(52,788)     $(54,325)      $(1,537)
       12/06/12     (278)   Euro       (357)         (360)           (3)
       12/06/12   (4,726)   Euro     (6,170)       (6,128)           42
                                   --------      --------       -------
                                   $(59,315)     $(60,813)      $(1,498)
                                   ========      ========       =======

* During the year ended October 31, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(44,772) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio and the Subsidiary invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
            Description             Date    Contracts*  Amount  Gain (Loss)
             -----------         ---------- ---------- -------- -----------
     Brent Crude Futures          01/31/13       9     $   968     $(13)
     CBT Wheat Futures            05/16/13      32       1,418       10
     Coffee 'C' Futures           12/31/12       6         348      (16)
     Copper Futures               12/31/12      16       1,407       --
     Corn Futures                 05/16/13      42       1,580       14
     Cotton No. 2 Futures         12/20/12       8         280       (4)
     Gasoline RBOB Futures        01/30/13       6         656      (20)
     Gold 100oz Futures           12/20/12      12       2,063       68
     Heating Oil Futures          04/29/13       6         749       (4)
     Lean Hogs Futures            12/18/12      13         407       25
     Live Cattle Futures          12/18/12      15         756        1
     LME Nickel Futures           12/19/12       5         485      (17)
     LME Prime Aluminum Futures   12/19/12      23       1,093      (13)
     LME Zinc Futures             12/19/12      14         648       (2)
     Natural Gas Futures          04/30/13      70       2,640      130
     Silver Futures               12/31/12       4         646       53
     Soybean Futures              03/18/13      40       3,048       (6)
     Soybean Oil Futures          05/23/13      22         678      (12)
     Sugar #11 Futures            05/15/13      29         632      (17)
     WTI Crude Futures            07/31/13      12       1,071      (28)
                                                       -------     ----
                                                       $21,573     $149
                                                       =======     ====

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $13,350 (in thousands).

   At October 31, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                Unrealized
                                     Expiration     Notional   Appreciation
             Counterparty               Date        Amount*   (Depreciation)
              ------------           ----------     --------  --------------
    Citibank, N.A.                    12/31/12  USD $256,404     $   485
    Deutsche Bank AG, London Branch   11/28/12  USD   92,985         174
    Deutsche Bank AG, London Branch   12/18/12  USD  (25,000)      1,430
    Deutsche Bank AG, London Branch   06/19/13  USD   25,000      (1,068)
    Deutsche Bank AG, London Branch   11/26/12  USD  (23,025)       (206)
    Deutsche Bank AG, London Branch   11/26/12  USD   21,870         304
    UBS AG                            01/29/13  USD   82,958         156
                                                    --------     -------
                                                    $431,192     $ 1,275
                                                    ========     =======

* During the year ended October 31, 2012 the Portfolio's average notional value of outstanding swap contracts was $316,129 (in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2012:

                                                   Location on the Statements of Assets and Liabilities
                                       -----------------------------------------------------------------------------
           Derivative Type                       Asset Derivatives                     Liability Derivatives
           ---------------             -------------------------------------   -------------------------------------

Commodity Contracts                    Payables: Futures Margin Variation

Foreign Exchange Contracts             Unrealized Gain on Forward Currency     Unrealized Loss on Forward Currency
                                       Contracts                               Contracts

Other Contracts                        Unrealized Gain on Swap Contracts       Unrealized Loss on Swap Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                           Asset Derivatives Value
                                                        ----------------------------
                                           Total Value             Foreign
                                               at       Commodity Exchange    Other
                                          Oct. 31, 2012 Contracts Contracts Contracts
-                                         ------------- --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $ 2,740      $149*      $42     $ 2,549

                                                         Liability Derivatives Value
                                                        ----------------------------
                                           Total Value        Foreign
                                               at            Exchange         Other
                                          Oct. 31, 2012      Contracts      Contracts
                                          ------------- ------------------- ---------
Dimensional Cayman Commodity Fund I, LTD.    $(2,814)        $(1,540)        $(1,274)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2012 (amounts in thousands):

                                             Location of Gain (Loss) on
 Derivative Type                          Derivatives Recognized in Income
 ---------------                        -------------------------------------

 Commodity Contracts                    Net Realized Gain (Loss) on: Futures
                                        Change in Unrealized Appreciation
                                        (Depreciation) of: Futures

 Foreign Exchange Contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

 Other Contracts                        Net Realized Gain (Loss) on: Swap
                                        Contracts Change in Unrealized
                                        Appreciation (Depreciation) of: Swap
                                        Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(17,357)  $(2,170)  $ 1,964  $(17,151)

                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $  1,958   $   112   $(1,498) $  3,344

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2012, three shareholders held 87% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA Commodity Strategy Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       DIMENSIONAL INVESTMENT GROUP INC.
                              PERFORMANCE CHARTS

DFA International Value Portfolio Class R2 vs. MSCI World ex USA Index (net dividends)
April 30, 2008-October 31, 2012

                                                                  DFA International Value    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate    Portfolio - Class R2   USA Index (net div.)
---------   ---------- ----------- -----------------   ---------- ----------------------- --------------------
2008-04-30  2008-05-31     0.00%     1.52%                04/2008             10000                 10000
2008-05-31  2008-06-30    -9.94%    -7.78%                05/2008             10000            10151.7473
2008-06-30  2008-07-31    -2.82%    -3.56%                06/2008       9005.626951           9362.319226
2008-07-31  2008-08-31    -4.23%    -3.87%                07/2008       8751.649225           9029.149518
2008-08-31  2008-09-30   -11.66%   -14.44%                08/2008       8381.265038           8679.965473
2008-09-30  2008-10-31   -25.22%   -20.80%                09/2008        7404.32448           7426.766859
2008-10-31  2008-11-30    -6.20%    -5.42%                10/2008       5537.147002           5881.853535
2008-11-30  2008-12-31     7.70%     5.27%                11/2008       5193.758041           5562.881341
2008-12-31  2009-01-31   -13.84%    -9.33%                12/2008       5593.526873           5856.130766
2009-01-31  2009-02-28   -12.44%   -10.12%                01/2009        4819.37403           5309.712088
2009-02-28  2009-03-31    11.04%     6.59%                02/2009       4219.678167           4772.200545
2009-03-31  2009-04-30    18.22%    12.90%                03/2009       4685.541611           5086.667278
2009-04-30  2009-05-31    14.82%    12.65%                04/2009       5539.448726           5742.636539
2009-05-31  2009-06-30    -1.45%    -1.04%                05/2009       6360.513261           6468.886016
2009-06-30  2009-07-31    11.78%     9.39%                06/2009       6268.441251           6401.898676
2009-07-31  2009-08-31     5.67%     4.79%                07/2009        7006.57292           7003.022114
2009-08-31  2009-09-30     5.19%     4.13%                08/2009       7404.028433           7338.644408
2009-09-30  2009-10-31    -4.12%    -1.61%                09/2009       7788.557437           7641.425059
2009-10-31  2009-11-30     2.92%     2.47%                10/2009       7467.379811           7518.756328
2009-11-30  2009-12-31     1.09%     1.59%                11/2009       7685.321771           7704.789504
2009-12-31  2010-01-31    -5.83%    -4.69%                12/2009       7769.192928           7827.612036
2010-01-31  2010-02-28     0.32%    -0.10%                01/2010       7316.280335           7460.697378
2010-02-28  2010-03-31     7.92%     6.44%                02/2010       7339.506622           7453.220585
2010-03-31  2010-04-30    -1.76%    -1.49%                03/2010         7920.4971           7933.009755
2010-04-30  2010-05-31   -11.66%   -11.03%                04/2010       7780.928869           7814.726394
2010-05-31  2010-06-30    -1.79%    -1.45%                05/2010       6873.735368           6952.373221
2010-06-30  2010-07-31    12.34%     9.24%                06/2010       6750.523978           6851.798755
2010-07-31  2010-08-31    -4.94%    -2.99%                07/2010       7583.772914           7485.078183
2010-08-31  2010-09-30    10.83%     9.59%                08/2010       7209.414697           7261.351117
2010-09-30  2010-10-31     3.36%     3.56%                09/2010       7990.200894           7957.910109
2010-10-31  2010-11-30    -5.12%    -4.23%                10/2010       8258.574053           8241.403697
2010-11-30  2010-12-31     9.33%     8.05%                11/2010       7836.116939           7892.384622
2010-12-31  2011-01-31     4.24%     2.15%                12/2010       8567.304672           8527.891765
2011-01-31  2011-02-28     3.29%     3.71%                01/2011       8930.681379           8711.598845
2011-02-28  2011-03-31    -2.80%    -2.00%                02/2011        9224.17795            9034.62076
2011-03-31  2011-04-30     5.31%     5.45%                03/2011       8966.260639           8853.634675
2011-04-30  2011-05-31    -3.66%    -2.96%                04/2011       9442.593235           9335.818148
2011-05-31  2011-06-30    -1.41%    -1.42%                05/2011       9097.018606           9059.063804
2011-06-30  2011-07-31    -3.23%    -1.65%                06/2011       8968.489466           8930.043361
2011-07-31  2011-08-31   -10.77%    -8.45%                07/2011       8679.030283           8782.734618
2011-08-31  2011-09-30   -10.95%   -10.04%                08/2011       7744.219476           8040.214867
2011-09-30  2011-10-31     9.55%     9.73%                09/2011       6896.004492            7232.79322
2011-10-31  2011-11-30    -3.28%    -4.62%                10/2011       7554.584853           7936.207057
2011-11-30  2011-12-31    -2.74%    -1.09%                11/2011       7306.424139           7569.453347
2011-12-31  2012-01-31     6.64%     5.40%                12/2011       7106.352978           7486.857424
2012-01-31  2012-02-29     5.21%     5.50%                01/2012       7578.503886           7891.074884
2012-02-29  2012-03-31    -0.84%    -0.74%                02/2012       7973.568933           8324.914722
2012-03-31  2012-04-30    -3.60%    -1.70%                03/2012       7906.619144           8263.299091
2012-04-30  2012-05-31   -12.41%   -11.40%                04/2012       7622.000151           8123.046992
2012-05-31  2012-06-30     7.04%     6.55%                05/2012       6676.486208           7196.983824
2012-06-30  2012-07-31    -0.48%     1.25%                06/2012       7146.350142           7668.554475
2012-07-31  2012-08-31     4.15%     2.85%                07/2012        7111.94543           7764.038979
2012-08-31  2012-09-30     3.48%     3.04%                08/2012        7406.84296           7985.556671
2012-09-30  2012-10-31     1.22%     0.70%                09/2012       7664.940132           8228.010783
                                                       10/31/2012       7758.715959           8285.669913

                            One Year From 04/30/2008
                            -------- ---------------
                             2.70%        -5.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

DFA International Value Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
October 31, 2002-October 31, 2012

                                                                   DFA International Value       MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Portfolio-Institutional Class USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- ----------------------------- --------------------
2002-10-31  2002-11-30     6.00%          4.60%         10/2002                10000                    10000
2002-11-30  2002-12-31    -2.57%         -3.23%         11/2002          10599.76932              10460.38388
2002-12-31  2003-01-31    -3.37%         -3.81%         12/2002          10327.68049              10122.31597
2003-01-31  2003-02-28    -1.97%         -1.97%         01/2003          9979.947141              9736.633173
2003-02-28  2003-03-31    -2.46%         -1.93%         02/2003          9782.898242              9544.699524
2003-03-31  2003-04-30    10.95%          9.60%         03/2003          9542.079235              9360.754077
2003-04-30  2003-05-31     7.57%          6.20%         04/2003          10586.83244               10259.0855
2003-05-31  2003-06-30     3.22%          2.43%         05/2003          11387.80989              10895.37242
2003-06-30  2003-07-31     4.50%          2.29%         06/2003          11754.16167              11160.05075
2003-07-31  2003-08-31     2.59%          2.58%         07/2003          12283.62841              11416.08512
2003-08-31  2003-09-30     3.84%          3.00%         08/2003          12601.30845              11710.45636
2003-09-30  2003-10-31     7.85%          6.26%         09/2003          13084.80116              12061.78555
2003-10-31  2003-11-30     2.09%          2.27%         10/2003          14112.21786              12817.10429
2003-11-30  2003-12-31     7.47%          7.67%         11/2003          14407.45254              13107.63318
2003-12-31  2004-01-31     2.53%          1.39%         12/2003          15483.80439              14112.72688
2004-01-31  2004-02-29     2.99%          2.30%         01/2004          15875.94985              14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004           16351.2777               14638.3333
2004-03-31  2004-04-30    -3.01%         -2.62%         03/2004          16605.58832              14711.61449
2004-04-30  2004-05-31     0.96%          0.47%         04/2004          16106.35087              14326.52241
2004-05-31  2004-06-30     4.14%          2.31%         05/2004          16260.87675              14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004          16933.74416              14725.88378
2004-07-31  2004-08-31     1.25%          0.42%         07/2004          16309.23728               14276.8102
2004-08-31  2004-09-30     3.19%          2.91%         08/2004            16513.403              14336.16895
2004-09-30  2004-10-31     3.83%          3.59%         09/2004          17040.98221              14754.05385
2004-10-31  2004-11-30     7.37%          6.65%         10/2004          17693.15303               15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004          18997.49469              16300.75747
2004-12-31  2005-01-31    -1.04%         -1.97%         12/2004          19942.94831              16989.40669
2005-01-31  2005-02-28     3.95%          4.45%         01/2005          19735.84378              16654.94269
2005-02-28  2005-03-31    -2.50%         -2.27%         02/2005          20515.53144              17395.84581
2005-03-31  2005-04-30    -3.05%         -2.55%         03/2005          20002.57057              17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005          19393.10773              16567.48433
2005-05-31  2005-06-30     1.58%          1.63%         05/2005          19417.48624              16597.69751
2005-06-30  2005-07-31     4.45%          3.23%         06/2005           19723.3446              16869.00377
2005-07-31  2005-08-31     3.30%          2.76%         07/2005          20600.21215              17413.79488
2005-08-31  2005-09-30     2.79%          4.56%         08/2005          21279.47574              17894.53946
2005-09-30  2005-10-31    -1.53%         -3.23%         09/2005          21873.30675              18711.18961
2005-10-31  2005-11-30     1.79%          2.65%         10/2005          21538.32134              18106.58452
2005-11-30  2005-12-31     4.86%          4.64%         11/2005          21922.93422              18586.07722
2005-12-31  2006-01-31     6.81%          6.32%         12/2005          22988.25211               19447.8385
2006-01-31  2006-02-28     0.93%         -0.34%         01/2006          24554.76458              20677.90796
2006-02-28  2006-03-31     4.21%          3.17%         02/2006          24784.01031               20608.4637
2006-03-31  2006-04-30     5.03%          4.78%         03/2006          25828.35195              21262.03853
2006-04-30  2006-05-31    -4.04%         -3.80%         04/2006          27127.41107              22278.72975
2006-05-31  2006-06-30    -0.69%         -0.13%         05/2006          26032.12593              21432.31082
2006-06-30  2006-07-31     1.55%          0.94%         06/2006          25853.70737               21404.7152
2006-07-31  2006-08-31     3.40%          2.84%         07/2006          26254.23957              21605.26571
2006-08-31  2006-09-30     1.40%         -0.08%         08/2006          27145.74672              22219.30598
2006-09-30  2006-10-31     4.42%          3.95%         09/2006          27525.69601              22201.41652
2006-10-31  2006-11-30     3.27%          2.98%         10/2006          28741.21819              23078.81278
2006-11-30  2006-12-31     3.89%          2.87%         11/2006          29682.26762              23766.23179
2006-12-31  2007-01-31     1.86%          0.61%         12/2006          30837.95238              24447.67862
2007-01-31  2007-02-28    -0.08%          0.80%         01/2007          31411.24765              24596.81523
2007-02-28  2007-03-31     3.21%          2.56%         02/2007          31384.58275              24793.58307
2007-03-31  2007-04-30     5.02%          4.55%         03/2007          32390.52649              25428.87548
2007-04-30  2007-05-31     3.41%          2.22%         04/2007          34018.05706              26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007          35178.67313              27176.22708
2007-06-30  2007-07-31    -2.79%         -1.38%         06/2007          34921.77255               27203.4992
2007-07-31  2007-08-31    -1.16%         -1.45%         07/2007          33946.07692              26827.45133
2007-08-31  2007-09-30     5.20%          5.68%         08/2007           33553.0884              26439.13227
2007-09-30  2007-10-31     4.82%          4.35%         09/2007          35299.35435              27941.23223
2007-10-31  2007-11-30    -6.08%         -3.91%         10/2007          37002.33363               29155.8544
2007-11-30  2007-12-31    -2.18%         -1.88%         11/2007          34754.40098              28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007          33996.95854              27489.05893
2008-01-31  2008-02-29    -1.30%          1.81%         01/2008          31243.09308              25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008          30837.70172              25463.85563
2008-03-31  2008-04-30     4.44%          5.56%         03/2008          31208.57186              25100.36419
2008-04-30  2008-05-31     0.04%          1.52%         04/2008          32594.06452              26495.58367
2008-05-31  2008-06-30    -9.93%         -7.78%         05/2008          32608.05939                26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008          29370.82391              24806.01124
2008-07-31  2008-08-31    -4.22%         -3.87%         07/2008          28539.43896              23923.25865
2008-08-31  2008-09-30   -11.67%        -14.44%         08/2008          27335.36418              22998.07514
2008-09-30  2008-10-31   -25.09%        -20.80%         09/2008          24144.95697              19677.65227
2008-10-31  2008-11-30    -6.14%         -5.42%         10/2008          18087.08247              15584.31425
2008-11-30  2008-12-31     7.48%          5.27%         11/2008          16976.47214               14739.1788
2008-12-31  2009-01-31   -13.77%         -9.33%         12/2008          18245.54429              15516.16027
2009-01-31  2009-02-28   -12.28%        -10.12%         01/2009          15732.42393              14068.39209
2009-02-28  2009-03-31    10.86%          6.59%         02/2009          13800.37187              12644.22388
2009-03-31  2009-04-30    18.36%         12.90%         03/2009          15299.27245              13477.42184
2009-04-30  2009-05-31    14.87%         12.65%         04/2009          18108.74874              15215.45069
2009-05-31  2009-06-30    -1.50%         -1.04%         05/2009          20801.77005              17139.69107
2009-06-30  2009-07-31    11.83%          9.39%         06/2009           20489.9563               16962.2042
2009-07-31  2009-08-31     5.68%          4.79%         07/2009          22914.45329              18554.91583
2009-08-31  2009-09-30     5.14%          4.13%         08/2009          24215.40289              19444.16669
2009-09-30  2009-10-31    -4.02%         -1.61%         09/2009          25461.20336               20246.4017
2009-10-31  2009-11-30     2.92%          2.47%         10/2009          24436.81675              19921.38374
2009-11-30  2009-12-31     1.17%          1.59%         11/2009          25149.43352              20414.28949
2009-12-31  2010-01-31    -5.81%         -4.69%         12/2009          25443.82537              20739.71496
2010-01-31  2010-02-28     0.31%         -0.10%         01/2010          23966.44196              19767.55316
2010-02-28  2010-03-31     7.97%          6.44%         02/2010          24041.05729              19747.74296
2010-03-31  2010-04-30    -1.73%         -1.49%         03/2010          25957.78491              21018.97237
2010-04-30  2010-05-31   -11.77%        -11.03%         04/2010          25509.72188               20705.5737
2010-05-31  2010-06-30    -1.74%         -1.45%         05/2010          22507.69958              18420.71863
2010-06-30  2010-07-31    12.47%          9.24%         06/2010          22116.59996              18154.24072
2010-07-31  2010-08-31    -4.94%         -2.99%         07/2010          24875.49043              19832.15152
2010-08-31  2010-09-30    10.71%          9.59%         08/2010          23647.63258              19239.37361
2010-09-30  2010-10-31     3.55%          3.56%         09/2010          26180.33381              21084.94731
2010-10-31  2010-11-30    -5.11%         -4.23%         10/2010          27108.82239              21836.08012
2010-11-30  2010-12-31     9.37%          8.05%         11/2010          25723.70008              20911.33371
2010-12-31  2011-01-31     4.24%          2.15%         12/2010          28133.66739              22595.14698
2011-01-31  2011-02-28     3.29%          3.71%         01/2011          29327.58798              23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011          30291.90846              23937.75502
2011-03-31  2011-04-30     5.32%          5.45%         03/2011          29456.56933              23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011          31022.26504              24735.79508
2011-05-31  2011-06-30    -1.40%         -1.42%         05/2011          29901.71811              24002.51829
2011-06-30  2011-07-31    -3.23%         -1.65%         06/2011          29484.57427               23660.6711
2011-07-31  2011-08-31   -10.72%         -8.45%         07/2011          28532.45196              23270.36799
2011-08-31  2011-09-30   -10.94%        -10.04%         08/2011          25473.17375              21303.01857
2011-09-30  2011-10-31     9.49%          9.73%         09/2011          22685.27339              19163.70779
2011-10-31  2011-11-30    -3.23%         -4.62%         10/2011          24837.55649              21027.44381
2011-11-30  2011-12-31    -2.67%         -1.09%         11/2011          24036.33538              20055.70845
2011-12-31  2012-01-31     6.72%          5.40%         12/2011          23393.74868              19836.86573
2012-01-31  2012-02-29     5.15%          5.50%         01/2012           24964.9706              20907.86348
2012-02-29  2012-03-31    -0.78%         -0.74%         02/2012          26250.51581              22057.34745
2012-03-31  2012-04-30    -3.60%         -1.70%         03/2012          26045.87111              21894.09324
2012-04-30  2012-05-31   -12.35%        -11.40%         04/2012          25107.71092              21522.48712
2012-05-31  2012-06-30     7.04%          6.55%         05/2012          22007.01197               19068.8287
2012-06-30  2012-07-31    -0.41%          1.25%         06/2012          23556.58362              20318.28267
2012-07-31  2012-08-31     4.08%          2.85%         07/2012          23459.30936              20571.27444
2012-08-31  2012-09-30     3.55%          3.04%         08/2012           24415.8396              21158.19849
2012-09-30  2012-10-31     1.29%          0.70%         09/2012          25283.43726              21800.59481
                                                     10/31/2012          25609.25475              21953.36604

                                   Five
                          One Year Years    Ten Years
                          -------- -----    ---------
                           2.98%   -7.10%     9.86%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

U.S. Large Company Portfolio vs. S&P 500(R) Index

October 31, 2002-October 31, 2012

                                                                     U.S. Large
BeginDate    EndDate   FundReturns Benchmark0Returns    EndDate   Company Portfolio S&P 500 Index
---------   ---------- ----------- -----------------   ---------- ----------------- -------------
2002-10-31  2002-11-30     5.90%     5.89%                10/2002          10000           10000
2002-11-30  2002-12-31    -5.97%    -5.88%                11/2002    10589.92806     10588.59043
2002-12-31  2003-01-31    -2.62%    -2.62%                12/2002    9957.757337     9966.404855
2003-01-31  2003-02-28    -1.49%    -1.50%                01/2003    9697.234617     9705.285048
2003-02-28  2003-03-31     0.92%     0.97%                02/2003     9552.49977     9559.705772
2003-03-31  2003-04-30     8.28%     8.24%                03/2003    9640.806344     9652.530516
2003-04-30  2003-05-31     5.29%     5.27%                04/2003    10439.36711     10447.60945
2003-05-31  2003-06-30     1.30%     1.28%                05/2003        10991.1       10998.094
2003-06-30  2003-07-31     1.70%     1.76%                06/2003    11134.45866      11138.8696
2003-07-31  2003-08-31     1.93%     1.95%                07/2003    11323.91934     11335.24787
2003-08-31  2003-09-30    -1.13%    -1.06%                08/2003    11542.52782      11556.2852
2003-09-30  2003-10-31     5.77%     5.66%                09/2003    11411.63565     11433.55746
2003-10-31  2003-11-30     0.85%     0.88%                10/2003    12069.99925      12080.3538
2003-11-30  2003-12-31     5.14%     5.24%                11/2003    12172.41137     12186.66091
2003-12-31  2004-01-31     1.84%     1.84%                12/2003    12798.33163     12825.72941
2004-01-31  2004-02-29     1.35%     1.39%                01/2004    13033.70324     13061.14532
2004-02-29  2004-03-31    -1.45%    -1.51%                02/2004    13210.23195     13242.68797
2004-03-31  2004-04-30    -1.59%    -1.57%                03/2004    13018.66304     13042.85581
2004-04-30  2004-05-31     1.38%     1.37%                04/2004    12812.25163     12838.08298
2004-05-31  2004-06-30     1.96%     1.94%                05/2004     12989.1757     13014.22147
2004-06-30  2004-07-31    -3.35%    -3.31%                06/2004    13244.24124     13267.21794
2004-07-31  2004-08-31     0.35%     0.40%                07/2004    12800.30019     12828.07303
2004-08-31  2004-09-30     1.09%     1.08%                08/2004     12844.6943     12879.77016
2004-09-30  2004-10-31     1.49%     1.53%                09/2004    12985.21644     13019.25807
2004-10-31  2004-11-30     4.06%     4.05%                10/2004    13178.36039     13218.19233
2004-11-30  2004-12-31     3.38%     3.40%                11/2004    13713.22056      13753.0004
2004-12-31  2005-01-31    -2.43%    -2.44%                12/2004    14177.08805       14221.015
2005-01-31  2005-02-28     2.17%     2.10%                01/2005    13832.40198     13874.37776
2005-02-28  2005-03-31    -1.81%    -1.77%                02/2005      14132.129     14166.29467
2005-03-31  2005-04-30    -1.84%    -1.90%                03/2005    13877.03017     13915.40959
2005-04-30  2005-05-31     3.09%     3.18%                04/2005    13621.71684     13651.43427
2005-05-31  2005-06-30     0.18%     0.14%                05/2005    14042.23291     14085.82291
2005-06-30  2005-07-31     3.75%     3.72%                06/2005    14067.64538     14105.82477
2005-07-31  2005-08-31    -0.93%    -0.91%                07/2005    14595.37055     14630.56146
2005-08-31  2005-09-30     0.80%     0.81%                08/2005    14459.66979     14497.13074
2005-09-30  2005-10-31    -1.66%    -1.67%                09/2005    14575.69574     14614.55749
2005-10-31  2005-11-30     3.81%     3.78%                10/2005    14333.27253     14370.93282
2005-11-30  2005-12-31     0.03%     0.04%                11/2005    14878.72476      14914.4415
2005-12-31  2006-01-31     2.66%     2.65%                12/2005    14882.49415     14919.66156
2006-01-31  2006-02-28     0.20%     0.27%                01/2006    15278.95404     15314.73419
2006-02-28  2006-03-31     1.26%     1.25%                02/2006    15309.45095     15356.23712
2006-03-31  2006-04-30     1.38%     1.34%                03/2006    15502.09639     15547.42228
2006-04-30  2006-05-31    -2.92%    -2.88%                04/2006    15716.12928     15756.22416
2006-05-31  2006-06-30     0.20%     0.14%                05/2006    15257.48738     15302.76003
2006-06-30  2006-07-31     0.60%     0.62%                06/2006    15287.37212     15323.57178
2006-07-31  2006-08-31     2.40%     2.38%                07/2006    15379.55728     15418.11822
2006-08-31  2006-09-30     2.52%     2.58%                08/2006    15748.29792     15784.96351
2006-09-30  2006-10-31     3.25%     3.26%                09/2006    16145.28992     16191.74202
2006-10-31  2006-11-30     1.85%     1.90%                10/2006    16670.08901     16719.43089
2006-11-30  2006-12-31     1.44%     1.40%                11/2006    16978.79437     17037.43447
2006-12-31  2007-01-31     1.53%     1.51%                12/2006    17222.48265     17276.43134
2007-01-31  2007-02-28    -1.95%    -1.96%                01/2007    17486.48825     17537.70592
2007-02-28  2007-03-31     1.06%     1.12%                02/2007    17144.83395     17194.68908
2007-03-31  2007-04-30     4.50%     4.43%                03/2007     17325.7434     17387.01168
2007-04-30  2007-05-31     3.44%     3.49%                04/2007    18104.77863     18157.17406
2007-05-31  2007-06-30    -1.61%    -1.66%                05/2007    18728.00682     18790.77083
2007-06-30  2007-07-31    -3.14%    -3.10%                06/2007    18425.59314     18478.59355
2007-07-31  2007-08-31     1.49%     1.50%                07/2007    17846.36888     17905.66827
2007-08-31  2007-09-30     3.75%     3.74%                08/2007    18112.49895     18174.07549
2007-09-30  2007-10-31     1.59%     1.59%                09/2007     18791.3635     18853.78591
2007-10-31  2007-11-30    -4.20%    -4.18%                10/2007    19090.13831     19153.74965
2007-11-30  2007-12-31    -0.63%    -0.69%                11/2007    18288.16381     18352.93137
2007-12-31  2008-01-31    -6.01%    -6.00%                12/2007    18173.16771     18225.56203
2008-01-31  2008-02-29    -3.24%    -3.25%                01/2008    17080.87801     17132.02831
2008-02-29  2008-03-31    -0.38%    -0.43%                02/2008    16526.81802     16575.40871
2008-03-31  2008-04-30     4.83%     4.87%                03/2008    16464.39329     16503.80294
2008-04-30  2008-05-31     1.29%     1.30%                04/2008    17259.00687     17307.53814
2008-05-31  2008-06-30    -8.39%    -8.43%                05/2008    17481.49867     17532.53614
2008-06-30  2008-07-31    -0.80%    -0.84%                06/2008    16014.92457     16054.54334
2008-07-31  2008-08-31     1.41%     1.45%                07/2008    15887.18838     15919.52463
2008-08-31  2008-09-30    -8.81%    -8.91%                08/2008    16110.72671     16149.72096
2008-09-30  2008-10-31   -16.72%   -16.80%                09/2008    14692.09247     14710.61933
2008-10-31  2008-11-30    -7.09%    -7.18%                10/2008    12235.38193     12239.97081
2008-11-30  2008-12-31     1.09%     1.06%                11/2008    11368.30762      11361.7529
2008-12-31  2009-01-31    -8.33%    -8.43%                12/2008    11492.64848     11482.64196
2009-01-31  2009-02-28   -10.63%   -10.65%                01/2009    10534.92778     10514.81106
2009-02-28  2009-03-31     8.77%     8.76%                02/2009    9414.881527     9395.193977
2009-03-31  2009-04-30     9.57%     9.57%                03/2009    10240.85997     10218.16778
2009-04-30  2009-05-31     5.68%     5.59%                04/2009    11220.84657     11196.14862
2009-05-31  2009-06-30     0.13%     0.20%                05/2009    11857.83786     11822.34921
2009-06-30  2009-07-31     7.61%     7.56%                06/2009    11872.67009     11845.75746
2009-07-31  2009-08-31     3.60%     3.61%                07/2009    12775.84693     12741.73881
2009-08-31  2009-09-30     3.75%     3.73%                08/2009    13235.64605     13201.71558
2009-09-30  2009-10-31    -1.92%    -1.86%                09/2009    13731.58842      13694.4036
2009-10-31  2009-11-30     6.00%     6.00%                10/2009    13467.51941     13440.00171
2009-11-30  2009-12-31     1.93%     1.93%                11/2009    14276.23074     14246.13301
2009-12-31  2010-01-31    -3.54%    -3.60%                12/2009    14551.92186      14521.3683
2010-01-31  2010-02-28     3.08%     3.10%                01/2010    14036.95659     13999.03468
2010-02-28  2010-03-31     6.06%     6.03%                02/2010    14468.86295     14432.68278
2010-03-31  2010-04-30     1.52%     1.58%                03/2010    15345.50396     15303.60859
2010-04-30  2010-05-31    -8.02%    -7.99%                04/2010    15578.76895     15545.20666
2010-05-31  2010-06-30    -5.23%    -5.23%                05/2010    14329.13507     14303.92191
2010-06-30  2010-07-31     7.01%     7.01%                06/2010    13580.01764      13555.1402
2010-07-31  2010-08-31    -4.48%    -4.51%                07/2010     14532.1222     14504.85399
2010-08-31  2010-09-30     8.89%     8.92%                08/2010    13880.68224     13850.04686
2010-09-30  2010-10-31     3.78%     3.80%                09/2010    15114.81898     15086.08045
2010-10-31  2010-11-30     0.00%     0.01%                10/2010    15685.82325     15660.09072
2010-11-30  2010-12-31     6.68%     6.68%                11/2010    15685.82326     15662.09521
2010-12-31  2011-01-31     2.42%     2.37%                12/2010    16734.28613      16708.8087
2011-01-31  2011-02-28     3.35%     3.43%                01/2011     17139.9658     17104.82417
2011-02-28  2011-03-31     0.12%     0.04%                02/2011    17714.67865     17690.81834
2011-03-31  2011-04-30     2.87%     2.96%                03/2011    17735.22244      17697.8416
2011-04-30  2011-05-31    -1.12%    -1.13%                04/2011    18243.88083     18221.96318
2011-05-31  2011-06-30    -1.70%    -1.67%                05/2011    18040.41748     18015.70878
2011-06-30  2011-07-31    -2.02%    -2.03%                06/2011    17734.49579     17715.40493
2011-07-31  2011-08-31    -5.39%    -5.43%                07/2011    17376.73939     17355.17988
2011-08-31  2011-09-30    -7.08%    -7.03%                08/2011    16439.75835     16412.42916
2011-09-30  2011-10-31    10.99%    10.93%                09/2011    15275.85169     15258.66821
2011-10-31  2011-11-30    -0.30%    -0.22%                10/2011    16954.14033     16926.33384
2011-11-30  2011-12-31     1.08%     1.02%                11/2011    16902.76415     16888.94356
2011-12-31  2012-01-31     4.44%     4.48%                12/2011    17086.04496     17061.70057
2012-01-31  2012-02-29     4.26%     4.32%                01/2012    17845.42473     17826.32068
2012-02-29  2012-03-31     3.35%     3.29%                02/2012    18604.80451     18597.14861
2012-03-31  2012-04-30    -0.63%    -0.63%                03/2012     19227.7994     19209.16218
2012-04-30  2012-05-31    -6.07%    -6.01%                04/2012    19106.65215     19088.60547
2012-05-31  2012-06-30     4.13%     4.12%                05/2012    17947.09989     17941.38029
2012-06-30  2012-07-31     1.40%     1.39%                06/2012    18688.93285     18680.60498
2012-07-31  2012-08-31     2.20%     2.25%                07/2012    18949.95146     18940.05976
2012-08-31  2012-09-30     2.58%     2.58%                08/2012    19367.58125     19366.64291
2012-09-30  2012-10-31    -1.85%    -1.85%                09/2012    19867.87774     19867.11129
                                                       10/31/2012    19500.60184     19500.27841

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         15.02%        0.43%   6.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review            12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                    U.S. Dollar
                                                      Return
                                                    -----------
                 MSCI World ex USA Index...........    4.40%
                 MSCI World ex USA Small Cap Index.    4.86%
                 MSCI World ex USA Value Index.....    4.74%
                 MSCI World ex USA Growth Index....    3.99%

--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                      12 Months Ended October 31, 2012
                       --------------------------------
                                                         Local
                                                        Currency U.S. Dollar
   Ten Largest Foreign Developed Markets by Market Cap   Return    Return
   ---------------------------------------------------  -------- -----------
                     United Kingdom....................   8.61%      8.41%
                     Japan.............................  -0.86%     -3.28%
                     Canada............................   3.34%      2.69%
                     France............................  10.04%      2.23%
                     Australia.........................  10.20%      7.71%
                     Switzerland.......................  17.41%      9.79%
                     Germany...........................  18.18%      9.79%
                     Spain.............................  -6.40%    -13.04%
                     Sweden............................   9.26%      6.47%
                     Hong Kong.........................  16.12%     16.34%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                       12 Months Ended October 31, 2012
                        --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
                      China........................   7.71%      7.92%
                      South Korea..................   1.71%      3.35%
                      Brazil.......................   4.65%    -12.68%
                      Taiwan.......................  -1.78%      0.59%
                      South Africa.................  17.70%      6.84%
                      India........................   5.24%     -4.73%
                      Russia.......................  -1.42%     -4.50%
                      Mexico.......................  16.32%     17.03%
                      Malaysia.....................  11.39%     12.19%
                      Indonesia....................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

Master-Feeder Structure

   The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA International Value Portfolio

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2012, total returns were 2.70% for the Portfolio's Class R2 shares, 2.98% for the Portfolio's Institutional Class shares, and 4.40% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on international large-cap value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Master Fund had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in

Japan significantly underperformed. As the Master Fund has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Master Fund and the Index contributed to relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
              Russell 3000(R) Index........................ 14.75%
              Russell Microcap(R) Index (micro cap stocks). 16.49%
              Russell 2000(R) Index (small cap stocks)..... 12.08%
              Russell 1000(R) Index (large cap stocks)..... 14.97%
              Dow Jones US Select REIT Index............... 14.09%

   The value premium was positive across both large cap and small cap stocks.

               Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
         Russell 2000(R) Value Index (small cap value stocks)... 14.47%
         Russell 2000(R) Growth Index (small cap growth stocks).  9.70%
         Russell 1000(R) Value Index (large cap value stocks)... 16.89%
         Russell 1000(R) Growth Index (large cap growth stocks). 13.02%

--------
   Source: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Portfolio Performance Overview

U.S. Large Company Portfolio

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. The Portfolio was mostly invested in equities or equivalents throughout the year. The average cash exposure for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2012, the total return was 15.02% for the Portfolio and 15.21% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLES

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/12  10/31/12    Ratio*   Period*
  -                                    --------- --------- ---------- --------
  DFA International Value Portfolio**
  Actual Fund Return Class R2 Shares.. $1,000.00 $1,017.93    0.71%    $3.60
     Institutional Class Shares....... $1,000.00 $1,019.96    0.45%    $2.28
  Hypothetical 5% Annual Return
     Class R2 Shares.................. $1,000.00 $1,021.57    0.71%    $3.61
     Institutional Class Shares....... $1,000.00 $1,022.87    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
     -                              --------- --------- ---------- --------
     U.S. Large Company Portfolio
     Actual Fund Return             $1,000.00 $1,020.62    0.10%    $0.51
     Hypothetical 5% Annual Return  $1,000.00 $1,024.63    0.10%    $0.51

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          Affiliated Investment Companies
       -                                  -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
                     Consumer Discretionary........  11.1%
                     Consumer Staples..............  10.9%
                     Energy........................  11.3%
                     Financials....................  13.1%
                     Health Care...................  12.2%
                     Industrials...................   9.9%
                     Information Technology........  19.1%
                     Materials.....................   3.5%
                     Real Estate Investment Trusts.   2.1%
                     Telecommunication Services....   3.2%
                     Utilities.....................   3.6%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2012

                                                                      Value+
-                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,488,430,964
                                                                  --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $5,225,492,365)..................................... $5,488,430,964
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                         --------- ------------ ---------------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (9.8%)
   *Amazon.com, Inc.....................   115,612 $ 26,916,786       0.7%
   #Comcast Corp. Class A...............   855,404   32,086,204       0.8%
    Home Depot, Inc. (The)..............   481,897   29,578,838       0.7%
   #McDonald's Corp.....................   322,373   27,981,976       0.7%
   #Walt Disney Co. (The)...............   573,590   28,146,061       0.7%
    Other Securities....................            304,177,178       7.5%
                                                   ------------      ----
Total Consumer Discretionary............            448,887,043      11.1%
                                                   ------------      ----
Consumer Staples -- (9.6%)
    Altria Group, Inc...................   649,853   20,665,325       0.5%
   #Coca-Cola Co. (The)................. 1,237,685   46,017,128       1.1%
   #CVS Caremark Corp...................   406,706   18,871,158       0.5%
   #PepsiCo, Inc........................   497,507   34,447,385       0.8%
   #Philip Morris International, Inc....   538,889   47,724,010       1.2%
    Procter & Gamble Co. (The)..........   880,482   60,964,574       1.5%
   #Wal-Mart Stores, Inc................   537,291   40,307,571       1.0%
    Other Securities....................            172,123,444       4.3%
                                                   ------------      ----
Total Consumer Staples..................            441,120,595      10.9%
                                                   ------------      ----
Energy -- (9.9%)
    Chevron Corp........................   627,254   69,129,663       1.7%
    ConocoPhillips......................   388,264   22,461,072       0.6%
   #Exxon Mobil Corp.................... 1,475,617  134,532,002       3.3%
    Occidental Petroleum Corp...........   258,922   20,444,481       0.5%
    Schlumberger, Ltd...................   424,221   29,496,086       0.7%
    Other Securities....................            179,270,354       4.5%
                                                   ------------      ----
Total Energy............................            455,333,658      11.3%
                                                   ------------      ----
Financials -- (11.5%)
   #American Express Co.................   315,290   17,646,781       0.4%
    Bank of America Corp................ 3,445,163   32,108,919       0.8%
   *Berkshire Hathaway, Inc. Class B....   586,237   50,621,565       1.3%
   #Citigroup, Inc......................   937,452   35,051,330       0.9%
   #Goldman Sachs Group, Inc. (The).....   144,063   17,631,871       0.4%
    JPMorgan Chase & Co................. 1,214,380   50,615,358       1.3%
   #U.S. Bancorp........................   605,886   20,121,474       0.5%
    Wells Fargo & Co.................... 1,570,400   52,906,776       1.3%
    Other Securities....................            251,683,942       6.2%
                                                   ------------      ----
Total Financials........................            528,388,016      13.1%
                                                   ------------      ----
Health Care -- (10.7%)
   #Abbott Laboratories.................   501,682   32,870,205       0.8%
   #Amgen, Inc..........................   246,397   21,324,428       0.5%
   #Bristol-Myers Squibb Co.............   536,746   17,846,805       0.4%
   #Johnson & Johnson...................   881,366   62,418,340       1.6%
    Merck & Co., Inc....................   973,623   44,426,418       1.1%
   #Pfizer, Inc......................... 2,387,836   59,385,481       1.5%
    UnitedHealth Group, Inc.............   330,134   18,487,504       0.5%
    Other Securities....................            235,341,303       5.8%
                                                   ------------      ----
Total Health Care.......................            492,100,484      12.2%
                                                   ------------      ----
Industrials -- (8.7%)
    3M Co...............................   203,319   17,810,744       0.4%
    Caterpillar, Inc....................   208,835   17,711,296       0.4%
    General Electric Co................. 3,375,438   71,086,724       1.8%
   #Union Pacific Corp..................   151,401   18,626,865       0.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                              Percentage
                                                                                   Shares        Value+     of Net Assets**
                                                                                 ----------- -------------- ---------------
Industrials -- (Continued)
    United Parcel Service, Inc. Class B.........................................     229,794 $   16,832,410        0.4%
   #United Technologies Corp....................................................     268,160     20,959,386        0.5%
    Other Securities............................................................                238,307,526        5.9%
                                                                                             --------------      -----
Total Industrials...............................................................                401,334,951        9.9%
                                                                                             --------------      -----
Information Technology -- (16.8%)
    Apple, Inc..................................................................     299,668    178,332,427        4.4%
  #*Cisco Systems, Inc..........................................................   1,691,120     28,985,797        0.7%
   *eBay, Inc...................................................................     370,763     17,904,145        0.4%
   *Google, Inc. Class A........................................................      84,681     57,563,603        1.4%
   #Intel Corp..................................................................   1,599,353     34,586,009        0.9%
    International Business Machines Corp........................................     343,401     66,801,797        1.7%
   #Microsoft Corp..............................................................   2,411,994     68,826,249        1.7%
    Oracle Corp.................................................................   1,217,449     37,801,791        0.9%
    QUALCOMM, Inc...............................................................     544,524     31,895,493        0.8%
    Visa, Inc...................................................................     167,087     23,184,992        0.6%
    Other Securities............................................................                225,960,051        5.6%
                                                                                             --------------      -----
Total Information Technology....................................................                771,842,354       19.1%
                                                                                             --------------      -----
Materials -- (3.1%)
    Other Securities............................................................                141,009,003        3.5%
                                                                                             --------------      -----
Real Estate Investment Trusts -- (1.8%)
    Other Securities............................................................                 83,664,162        2.1%
                                                                                             --------------      -----
Telecommunication Services -- (2.8%)
    AT&T, Inc...................................................................   1,844,227     63,791,812        1.6%
    Verizon Communications, Inc.................................................     910,725     40,654,764        1.0%
    Other Securities............................................................                 23,537,946        0.6%
                                                                                             --------------      -----
Total Telecommunication Services................................................                127,984,522        3.2%
                                                                                             --------------      -----
Utilities -- (3.2%)
    Other Securities............................................................                146,566,901        3.6%
                                                                                             --------------      -----
TOTAL COMMON STOCKS.............................................................              4,038,231,689      100.0%
                                                                                             --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.........   1,129,582      1,129,582        0.0%
                                                                                             --------------      -----

                                                                                   Shares/
                                                                                    Face
                                                                                   Amount
                                                                                    (000)
                                                                                 -----------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund..............................................  47,921,323    554,449,706       13.7%
   @Repurchase Agreement, JPMorgan Securities LLC 0.30%, 11/01/12
     (Collateralized by $1,507,276 FNMA, rates ranging from 2.500% to 5.500%, maturities ranging from 10/01/22 to 07/01/42, valued at $1,511,812) to be
     repurchased at $1,463,350.................................................. $     1,463      1,463,338        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                555,913,044       13.8%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,051,408,570).........................................................             $4,595,274,315      113.8%
                                                                                             ==============      =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Porfolio's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investment in Securities (Market Value)
                           ---------------------------------------------------
                               Level 1       Level 2    Level 3      Total
                           --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary. $  448,887,043            --   --    $  448,887,043
   Consumer Staples.......    441,120,595            --   --       441,120,595
   Energy.................    455,333,658            --   --       455,333,658
   Financials.............    528,388,016            --   --       528,388,016
   Health Care............    492,100,484            --   --       492,100,484
   Industrials............    401,334,951            --   --       401,334,951
   Information Technology.    771,842,354            --   --       771,842,354
   Materials..............    141,009,003            --   --       141,009,003
   Real Estate
     Investment Trusts....     83,664,162            --   --        83,664,162
   Telecommunication
     Services.............    127,984,522            --   --       127,984,522
   Utilities..............    146,566,901            --   --       146,566,901
Temporary Cash
  Investments.............      1,129,582            --   --         1,129,582
Securities Lending
  Collateral..............             --  $555,913,044   --       555,913,044
Futures Contracts**.......        (55,002)           --   --           (55,002)
                           --------------  ------------   --    --------------
TOTAL..................... $4,039,306,269  $555,913,044   --    $4,595,219,313
                           ==============  ============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               October 31, 2012

          (Amounts in thousands, except share and per share amounts)

                                                        DFA
                                                   International   U.S. Large
                                                       Value        Company
                                                     Portfolio     Portfolio
                                                  --------------  ------------
 ASSETS:
 Investments in Affiliated Investment Company at
   Value......................................... $    5,488,431            --
 Investments at Value (including $0 and $542,644
   of securities on loan, respectively)..........             --  $  4,038,232
 Temporary Cash Investments at Value & Cost......             --         1,130
 Collateral Received from Securities on Loan at
   Value & Cost..................................             --         1,463
 Affiliated Collateral Received from Securities
   on Loan at Value & Cost.......................             --       554,450
 Cash............................................             --           151
 Receivables:
    Dividends and Interest.......................             --         4,811
    Securities Lending Income....................             --            42
    Fund Shares Sold.............................         11,620         2,146
 Prepaid Expenses and Other Assets...............             47            49
                                                  --------------  ------------
        Total Assets.............................      5,500,098     4,602,474
                                                  --------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned.............             --       555,913
    Affiliated Investment Company Purchased......          5,618            --
    Fund Shares Redeemed.........................          6,002         8,506
    Due to Advisor...............................            916           281
    Futures Margin Variation.....................             --            12
 Accrued Expenses and Other Liabilities..........            267           426
                                                  --------------  ------------
        Total Liabilities........................         12,803       565,138
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
 Class R2 Shares -- based on net assets of
   $6,407 and $0 and sharesoutstanding of
   407,575 and 0, respectively................... $        15.72           N/A
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................    100,000,000           N/A
                                                  ==============  ============
 Institutional Class Shares -- based on net
   assets of $5,480,888 and $4,037,336 and
   shares outstanding of 348,729,357 and
   362,014,028,respectively...................... $        15.72  $      11.15
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................  1,500,000,000   900,000,000
                                                  ==============  ============
 Investment in Affiliated Investment Company at
   Cost.......................................... $    5,225,492  $         --
                                                  --------------  ------------
 Investments at Cost............................. $           --  $  2,494,366
                                                  ==============  ============
 NET ASSETS CONSIST OF:
 Paid-In Capital................................. $    6,104,959  $  3,069,449
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).......................................         27,224        12,249
 Accumulated Net Realized Gain (Loss)............       (907,779)     (588,173)
 Net Unrealized Foreign Exchange Gain (Loss).....            (48)           --
 Net Unrealized Appreciation (Depreciation)......        262,939     1,543,811
                                                  --------------  ------------
 NET ASSETS...................................... $    5,487,295  $  4,037,336
                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                            DFA
                                                       International U.S. Large
                                                           Value      Company
                                                        Portfolio*   Portfolio
                                                       ------------- ----------
 Investment Income
    Dividends (Net of Foreign Taxes Withheld of
      $15,813 and $0, respectively)...................   $199,285     $ 86,573
    Interest..........................................          2           92
    Income from Securities Lending....................     10,265          832
    Expenses Allocated from Affiliated Investment
      Company.........................................    (12,433)          --
                                                         --------     --------
        Total Investment Income.......................    197,119       87,497
                                                         --------     --------
 Expenses
    Investment Advisory Services Fees.................         --          994
    Administrative Services Fees......................     10,513        1,987
    Accounting & Transfer Agent Fees..................         74          429
    Shareholder Servicing Fees -- Class R2 Shares.....         16           --
    S&P 500(R) Fees...................................         --          101
    Custodian Fees....................................         --           49
    Filing Fees.......................................        122           79
    Shareholders' Reports.............................        176          110
    Directors'/Trustees' Fees & Expenses..............         45           34
    Professional Fees.................................         99          155
    Other.............................................         53           57
                                                         --------     --------
        Total Expenses................................     11,098        3,995
                                                         --------     --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by Advisor
      (Note C)........................................         --          (21)
                                                         --------     --------
    Net Expenses......................................     11,098        3,974
                                                         --------     --------
    Net Investment Income (Loss)......................    186,021       83,523
                                                         --------     --------
 Realized and Unrealized Gain (Loss)
    Capital Gain Distributions Received from
      Investment Securities...........................         --          543
    Net Realized Gain (Loss) on: Investment
      Securities Sold.................................     74,190       68,937
        Futures.......................................         --       12,993
        Foreign Currency Transactions.................       (951)          --
    Change in Unrealized Appreciation
      (Depreciation) of:..............................
        Investment Securities and Foreign
          Currency....................................    (96,127)     393,550
        Futures.......................................         --       (3,799)
        Translation of Foreign Currency
          Denominated Amounts.........................       (209)          --
                                                         --------     --------
    Net Realized and Unrealized Gain (Loss)...........    (23,097)     472,224
                                                         --------     --------
 Net Increase (Decrease) in Net Assets Resulting
   from Operations                                       $162,924     $555,747
                                                         ========     ========
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                       DFA International           U.S. Large
                                                        Value Portfolio         Company Portfolio
                                                    -----------------------  ----------------------
                                                        Year        Year        Year        Year
                                                       Ended       Ended       Ended       Ended
                                                      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012        2011        2012        2011
                                                    -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   186,021  $  179,582  $   83,523  $   75,394
   Capital Gain Distributions Received
     from Investment Securities....................          --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................      74,190     112,233      68,937     (44,142)
       Futures.....................................          --          --      12,993       2,851
       Foreign Currency Transactions...............        (951)        364          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency..........................     (96,127)   (767,465)    393,550     251,680
       Futures.....................................          --          --      (3,799)      2,298
       Translation of Foreign Currency
         Denominated Amounts.......................        (209)       (353)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.............................     162,924    (475,639)    555,747     288,081
                                                    -----------  ----------  ----------  ----------
   Distributions From:
   Net Investment Income:
          Class R2 Shares..........................        (205)       (172)         --          --
          Institutional Class Shares...............    (180,761)   (172,488)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
              Total Distributions..................    (180,966)   (172,660)    (81,785)    (74,515)
                                                    -----------  ----------  ----------  ----------
   Capital Share Transactions (1):
       Shares Issued...............................   1,339,320   1,450,393     610,737     651,122
       Shares Issued in Lieu of Cash
         Distributions.............................     168,269     162,689      70,255      62,748
       Shares Redeemed.............................  (1,295,677)   (834,167)   (879,631)   (878,396)
                                                    -----------  ----------  ----------  ----------
              Net Increase (Decrease)
                from Capital Share
                Transactions.......................     211,912     778,915    (198,639)   (164,526)
                                                    -----------  ----------  ----------  ----------
              Total Increase (Decrease)
                in Net Assets......................     193,870     130,616     275,323      49,040
   Net Assets......................................
       Beginning of Period.........................   5,293,425   5,162,809   3,762,013   3,712,973
                                                    -----------  ----------  ----------  ----------
       End of Period............................... $ 5,487,295  $5,293,425  $4,037,336  $3,762,013
                                                    ===========  ==========  ==========  ==========
   (1) Shares Issued and Redeemed:.................
       Shares Issued...............................      89,258      82,666      57,663      65,475
       Shares Issued in Lieu of Cash
         Distributions.............................      11,721       9,157       6,768       6,398
       Shares Redeemed.............................     (86,334)    (47,291)    (82,571)    (89,099)
       Shares Reduced by Reverse Stock
         Split (Note G)............................          --          (2)         --          --
                                                    -----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............      14,645      44,530     (18,140)    (17,226)
                                                    ===========  ==========  ==========  ==========
Undistributed Net Investment Income
  (Distributions in Excess of Net
  Investment Income)............................... $    27,224  $   22,345  $   12,249  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio- Class R2 Shares+
                                                    ---------------------------------------------------

                                                     Year     Year      Year     Year      Period
                                                    Ended    Ended     Ended    Ended     April 30,
                                                   Oct. 31, Oct. 31,  Oct. 31, Oct. 31,  2008(a) to
                                                     2012     2011      2010     2009   Oct. 31, 2008
                                                   -------- --------  -------- -------- -------------
Net Asset Value, Beginning of Period..............  $15.83   $17.82    $17.13   $13.58     $ 26.31
                                                    ------   ------    ------   ------     -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............    0.51     0.53      0.37     0.42        0.66
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................   (0.13)   (2.00)     1.29     4.10      (11.73)
                                                    ------   ------    ------   ------     -------
       Total from Investment Operations...........    0.38    (1.47)     1.66     4.52      (11.07)
                                                    ------   ------    ------   ------     -------
Less Distributions
------------------
   Net Investment Income..........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
   Net Realized Gains.............................      --       --        --       --          --
                                                    ------   ------    ------   ------     -------
       Total Distributions........................   (0.49)   (0.52)    (0.97)   (0.97)      (1.66)
                                                    ------   ------    ------   ------     -------
Net Asset Value, End of Period....................  $15.72   $15.83    $17.82   $17.13     $ 13.58
                                                    ======   ======    ======   ======     =======
Total Return......................................    2.70%   (8.53)%   10.60%   34.86%     (44.63)%(C)
                                                    ------   ------    ------   ------     -------
Net Assets, End of Period (thousands).............  $6,407   $6,102    $4,952   $3,443     $ 3,372
Ratio of Expenses to Average Net Assets (D).......    0.71%    0.71%     0.72%    0.74%       0.73%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    3.33%    2.97%     2.11%    2.96%       7.47%(B)(E)

                                                          DFA International Value Portfolio- Institutional Class Shares
                                                   ---------------------------------------------------------------------------
                                                                                                        Period
                                                      Year         Year        Year        Year        Dec. 1,         Year
                                                     Ended        Ended       Ended       Ended        2007 to        Ended
                                                    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                      2012         2011        2010        2009          2008          2007
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, Beginning of Period.............. $    15.83  $    17.81   $    16.46  $    12.54  $    25.51      $    22.71
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...............       0.54        0.58         0.39        0.40        0.74            0.72
   Net Gains (Losses) on Securities (Realizedand
     Unrealized)..................................      (0.12)      (1.99)        1.34        3.92      (12.44)           3.09
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total from Investment Operations...........       0.42       (1.41)        1.73        4.32      (11.70)           3.81
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Less Distributions
------------------
   Net Investment Income..........................      (0.53)      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)
   Net Realized Gains.............................         --          --           --          --       (0.49)          (0.38)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
       Total Distributions........................      (0.53)      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Asset Value, End of Period.................... $    15.72  $    15.83   $    17.81  $    16.46  $    12.54      $    25.51
                                                   ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................................       2.98%      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%
                                                   ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)............. $5,480,888  $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069
Ratio of Expenses to Average Net Assets (D).......       0.45%       0.45%        0.45%       0.46%       0.44%(B)        0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.54%       3.26%        2.34%       3.00%       3.86%(B)        2.89%

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        U.S. Large Company Portfolio
                                             -------------------------------------------------------------------------------
                                                Year        Year         Year          Year         Period             Year
                                               Ended       Ended        Ended         Ended      Dec. 1, 2007         Ended
                                              Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,         to             Nov. 30,
                                                2012        2011         2010          2009      Oct. 31, 2008         2007
                                             ----------  ----------  ----------    --------     -------------     ----------
Net Asset Value, Beginning of Period........ $     9.90  $     9.34  $     8.16    $   7.62       $  11.63        $    11.00
                                             ----------  ----------  ----------    --------       --------        ----------
Income from Investment Operations
   Net Investment Income (Loss) (A).........       0.22        0.19        0.18        0.18           0.20              0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.25        0.56        1.15        0.55          (3.99)             0.62
                                             ----------  ----------  ----------    --------       --------        ----------
       Total from Investment Operations.....       1.47        0.75        1.33        0.73          (3.79)             0.84
                                             ----------  ----------  ----------    --------       --------        ----------
Less Distributions
   Net Investment Income....................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
       Total Distributions..................      (0.22)      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)
                                             ----------  ----------  ----------    --------       --------        ----------
Net Asset Value, End of Period.............. $    11.15  $     9.90  $     9.34    $   8.16       $   7.62        $    11.63
                                             ==========  ==========  ==========    ========       ========        ==========
Total Return................................      15.02%       8.09%      16.47%      10.07%        (33.10)%(C)         7.71%
                                             ----------  ----------  ----------    --------       --------        ----------
Net Assets, End of Period (thousands)....... $4,037,336  $3,762,013  $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets.....       0.10%       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waiversand Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees)..............................       0.10%       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average
  Net Assets................................       2.10%       1.95%       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate.....................          4%          4%          1%*       N/A            N/A               N/A
                                             ----------  ----------  ----------    --------       --------        ----------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                             Value (in
      Fund           Shares          Acquiring Fund           Shares    thousands)
      ------       ---------- ----------------------------- ----------- ----------
U.S.Large                     U.S. Large Company
Company Portfolio  83,482,168 Institutional Index Portfolio 311,973,980 $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                               Unrealized
     Target                   Appreciation
      Fund        Net Assets (Depreciation)        Acquiring Fund         Net Assets
     ------       ---------- -------------- ----------------------------- ----------
U.S. Large                                  U.S. Large Company
Company Portfolio $2,731,987    $315,984    Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investement Income................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the year ended October 31, 2012, the U.S. Large Company Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                           Previously
                                                                           Recovery       Waived Fees/
                                                             Expense    of Previously   Expenses Assumed
                                                            Limitation   Waived Fees/   Subject to Future
                                                              Amount   Expenses Assumed     Recovery
                                                            ---------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..    0.79%          --                --
U.S. Large Company Portfolio (2)...........................    0.10%          --              $423

(1)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

               DFA International Value Portfolio............ $145
               U.S. Large Company Portfolio.................  214

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

             Purchases.................................... $154,633
             Sales........................................  297,580

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.       --            $(176)          $176
U.S. Large Company Portfolio......       --               --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio.
    2011..............................    $172,660         --       $172,660
    2012..............................     180,966         --        180,966
    U.S. Large Company Portfolio......
    2011..............................      74,515         --         74,515
    2012..............................      81,785         --         81,785

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $30,233          --        $(906,903)    $(876,670)
U.S. Large Company Portfolio......     12,462          --         (347,015)     (334,553)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                   ----------------------------------------
                                    2015     2016    2017    2018    2019   Unlimited  Total
                                   ------- -------- ------- ------- ------- --------- --------
DFA International Value Portfolio.      -- $906,903      --      --      --    --     $906,903
U.S. Large Company Portfolio...... $34,996  100,024 $87,500 $80,822 $43,673    --      347,015

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. $74,144
                   U.S. Large Company Portfolio......  69,018

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $5,229,166  $  826,481    $(567,216)     $  259,265
U.S. Large Company Portfolio......  3,292,622   1,732,778     (430,125)      1,302,653

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               Year                  Year
                                                               Ended                Ended
                                                           Oct. 31, 2012        Oct. 31, 2011
                                                       --------------------  -------------------
                                                          Amount     Shares    Amount     Shares
                                                       -----------  -------  ----------  -------
DFA International Value Portfolio
---------------------------------
Class R2 Shares
   Shares Issued...................................... $     2,362      154  $    4,366      246
   Shares Issued in Lieu of Cash Distributions........         204       14         172        9
   Shares Redeemed....................................      (2,235)    (146)     (2,617)    (146)
   Shares Reduced by Reverse Stock Split..............          --       --          --       (2)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $       331       22  $    1,921      107
                                                       ===========  =======  ==========  =======
Institutional Class Shares
   Shares Issued...................................... $ 1,336,958   89,104  $1,446,027   82,420
   Shares Issued in Lieu of Cash Distributions........     168,065   11,707     162,517    9,148
   Shares Redeemed....................................  (1,293,442) (86,188)   (831,550) (47,145)
                                                       -----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   211,581   14,623  $  776,994   44,423
                                                       ===========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2012, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                                  Approximate
                                                                  Number of  Contract Unrealized     Cash
                                 Description     Expiration Date  Contracts*  Value   Gain (Loss) Collateral
                              ------------------ ---------------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500 (R) Emini  Index 12/21/2012     48      $3,376     $(55)       $151

* During the year ended October 31, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $60,104 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2012 (amounts in thousands):

                                                         Asset Derivatives Value
                                                         -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                      Payables:
                                      Futures
                                      Margin
U.S. Large Company Portfolio.         Variation                   $(55)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the year ended October 31, 2012:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts.     Net Realized Gain (Loss) on: Futures Change in
                       Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

                                                     Realized Gain (Loss)
                                                        on Derivatives
                                                     Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $12,993
                                                     Change in Unrealized
                                                Appreciation (Depreciation) on
                                               Derivatives Recognized in Income
                                               --------------------------------
                                                            Equity
                                                          Contracts
                                               --------------------------------
 U.S. Large Company Portfolio.................             $(3,799)

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to expiration.

   For the year ended October 31, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.86%       $24,056         7          $4        $31,556

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2012.

J. Securities Lending:

   As of October 31, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. Other:

   At October 31, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                   Approximate
                                                                   Percentage
                                                      Number of   of Oustanding
                                                     Shareholders    Shares
                                                     ------------ -------------
DFA International Value Portfolio -- Class R2
  Shares............................................      2            63%
DFA International Value Portfolio -- Institutional
  Class Shares......................................      3            56%
U.S. Large Company Portfolio........................      3            76%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/ summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The U.S. Large Cap Value Series vs. Russell 1000(R) Value Index
October 31, 2002 - October 31, 2012

                                                                The U.S. Large Cap Russell 1000 (R)
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Value Series      Value Index
---------   ---------- ----------- ----------------- ---------- ------------------ ----------------
2002-10-31  2002-11-30     7.05%          6.30%         10/2002          10000             10000
2002-11-30  2002-12-31    -4.49%         -4.34%         11/2002    10705.09955             10630
2002-12-31  2003-01-31    -2.34%         -2.42%         12/2002    10223.93143         10168.658
2003-01-31  2003-02-28    -2.89%         -2.67%         01/2003    9984.630377       9922.576476
2003-02-28  2003-03-31    -0.47%          0.17%         02/2003    9695.818754       9657.643684
2003-03-31  2003-04-30     9.26%          8.80%         03/2003    9650.054818       9674.061679
2003-04-30  2003-05-31     6.67%          6.46%         04/2003    10543.88494       10525.37911
2003-05-31  2003-06-30     1.07%          1.25%         05/2003    11247.36235        11205.3186
2003-06-30  2003-07-31     2.56%          1.49%         06/2003    11367.86413       11345.38508
2003-07-31  2003-08-31     3.56%          1.56%         07/2003    11658.49615       11514.43132
2003-08-31  2003-09-30    -2.20%         -0.98%         08/2003    12073.68476       11694.05645
2003-09-30  2003-10-31     6.70%          6.12%         09/2003    11808.29575       11579.45469
2003-10-31  2003-11-30     2.24%          1.36%         10/2003     12599.9599       12288.11732
2003-11-30  2003-12-31     6.87%          6.16%         11/2003    12882.15164       12455.23571
2003-12-31  2004-01-31     1.70%          1.76%         12/2003    13767.16864       13222.47824
2004-01-31  2004-02-29     2.57%          2.14%         01/2004    14001.78868       13455.19385
2004-02-29  2004-03-31    -0.40%         -0.88%         02/2004    14362.09803         13743.135
2004-03-31  2004-04-30    -1.64%         -2.44%         03/2004    14304.20495       13622.19541
2004-04-30  2004-05-31     0.54%          1.02%         04/2004    14069.15932       13289.81384
2004-05-31  2004-06-30     3.02%          2.36%         05/2004     14144.7097       13425.36995
2004-06-30  2004-07-31    -3.24%         -1.41%         06/2004    14572.39314       13742.20868
2004-07-31  2004-08-31     0.00%          1.42%         07/2004    14100.68562       13548.44353
2004-08-31  2004-09-30     3.07%          1.55%         08/2004    14100.68561       13740.83143
2004-09-30  2004-10-31     1.22%          1.66%         09/2004    14533.62279       13953.81432
2004-10-31  2004-11-30     6.55%          5.06%         10/2004    14711.06819       14185.44764
2004-11-30  2004-12-31     4.01%          3.35%         11/2004    15674.34319       14903.23129
2004-12-31  2005-01-31    -2.50%         -1.78%         12/2004    16302.78274       15402.48954
2005-01-31  2005-02-28     3.05%          3.31%         01/2005    15894.78818       15128.32522
2005-02-28  2005-03-31    -0.27%         -1.37%         02/2005    16379.28172       15629.07279
2005-03-31  2005-04-30    -3.39%         -1.79%         03/2005    16334.64384       15414.95449
2005-04-30  2005-05-31     4.26%          2.41%         04/2005    15781.35992        15139.0268
2005-05-31  2005-06-30     2.06%          1.09%         05/2005    16453.81269       15503.59603
2005-06-30  2005-07-31     4.98%          2.89%         06/2005    16793.40915       15673.12716
2005-07-31  2005-08-31    -0.82%         -0.43%         07/2005    17630.09145       16126.58428
2005-08-31  2005-09-30     1.54%          1.40%         08/2005    17484.95268       16056.50454
2005-09-30  2005-10-31    -2.65%         -2.54%         09/2005    17754.26361       16281.94488
2005-10-31  2005-11-30     3.99%          3.27%         10/2005    17283.21464        15868.4229
2005-11-30  2005-12-31     0.14%          0.60%         11/2005    17973.32925       16387.32032
2005-12-31  2006-01-31     4.76%          3.88%         12/2005    17997.77062        16485.2089
2006-01-31  2006-02-28    -0.33%          0.61%         01/2006    18855.23265       17125.34866
2006-02-28  2006-03-31     1.78%          1.35%         02/2006    18792.70937       17229.93488
2006-03-31  2006-04-30     2.81%          2.54%         03/2006     19126.9216       17463.32185
2006-04-30  2006-05-31    -1.82%         -2.53%         04/2006    19663.94327       17907.16926
2006-05-31  2006-06-30     0.85%          0.64%         05/2006    19305.92883         17454.821
2006-06-30  2006-07-31    -1.43%          2.43%         06/2006    19470.57243       17566.36245
2006-07-31  2006-08-31     1.64%          1.67%         07/2006    19191.90773       17993.46576
2006-08-31  2006-09-30     2.77%          1.99%         08/2006    19506.52917       18294.60194
2006-09-30  2006-10-31     3.96%          3.27%         09/2006    20047.08737       18659.10808
2006-10-31  2006-11-30     1.90%          2.28%         10/2006    20841.03142       19269.99021
2006-11-30  2006-12-31     2.01%          2.24%         11/2006    21237.42278       19709.86384
2006-12-31  2007-01-31     2.92%          1.28%         12/2006    21663.51368       20152.33357
2007-01-31  2007-02-28    -1.50%         -1.56%         01/2007     22295.6056       20410.05615
2007-02-28  2007-03-31     0.70%          1.55%         02/2007    21960.40534       20091.86703
2007-03-31  2007-04-30     4.25%          3.70%         03/2007    22113.36395       20402.49503
2007-04-30  2007-05-31     4.12%          3.61%         04/2007    23053.94974       21156.42585
2007-05-31  2007-06-30    -1.61%         -2.34%         05/2007    24004.13334       21919.52162
2007-06-30  2007-07-31    -6.20%         -4.62%         06/2007    23618.05786       21407.34852
2007-07-31  2007-08-31    -1.91%          1.12%         07/2007     22154.5663       20417.39084
2007-08-31  2007-09-30     2.61%          3.43%         08/2007      21730.924       20646.17729
2007-09-30  2007-10-31     0.56%          0.01%         09/2007    22297.72063       21355.32822
2007-10-31  2007-11-30    -5.59%         -4.89%         10/2007    22423.31438       21357.68501
2007-11-30  2007-12-31    -0.33%         -0.97%         11/2007    21170.47349       20313.84869
2007-12-31  2008-01-31    -3.82%         -4.01%         12/2007     21099.9937       20117.41337
2008-01-31  2008-02-29    -3.07%         -4.19%         01/2008    20293.31499       19311.65235
2008-02-29  2008-03-31    -0.93%         -0.75%         02/2008    19671.29767       18502.53608
2008-03-31  2008-04-30     6.30%          4.87%         03/2008    19487.71443       18363.76706
2008-04-30  2008-05-31     2.40%         -0.16%         04/2008    20716.05461       19258.92111
2008-05-31  2008-06-30   -10.96%         -9.57%         05/2008    21213.23992       19228.35404
2008-06-30  2008-07-31    -1.09%         -0.36%         06/2008    18888.12217       17387.78848
2008-07-31  2008-08-31     1.94%          1.70%         07/2008     18682.4972       17325.02215
2008-08-31  2008-09-30    -8.98%         -7.35%         08/2008    19044.78881       17619.54753
2008-09-30  2008-10-31   -22.48%        -17.31%         09/2008    17333.87569       16325.01114
2008-10-31  2008-11-30    -9.81%         -7.17%         10/2008    13436.89087       13498.95282
2008-11-30  2008-12-31     3.25%          1.39%         11/2008    12118.96573       12530.95655
2008-12-31  2009-01-31   -11.87%        -11.50%         12/2008    12513.27114       12704.88624
2009-01-31  2009-02-28   -14.01%        -13.36%         01/2009    11027.63177       11243.95781
2009-02-28  2009-03-31     9.88%          8.55%         02/2009    9482.168005        9741.64674
2009-03-31  2009-04-30    16.17%         10.72%         03/2009      10419.417       10574.58917
2009-04-30  2009-05-31     7.66%          6.18%         04/2009    12104.47104        11708.0967
2009-05-31  2009-06-30    -1.22%         -0.74%         05/2009    13031.74929       12432.07598
2009-06-30  2009-07-31     9.53%          8.19%         06/2009    12872.21755       12340.27168
2009-07-31  2009-08-31     6.79%          5.23%         07/2009    14098.61783        13350.3397
2009-08-31  2009-09-30     4.37%          3.86%         08/2009    15055.80829       14048.63557
2009-09-30  2009-10-31    -4.31%         -3.06%         09/2009    15713.87673       14591.41079
2009-10-31  2009-11-30     5.64%          5.64%         10/2009    15035.86682       14144.84834
2009-11-30  2009-12-31     2.76%          1.77%         11/2009    15883.37921       14942.09201
2009-12-31  2010-01-31    -2.32%         -2.81%         12/2009     16322.0915       15206.51837
2010-01-31  2010-02-28     4.32%          3.16%         01/2010    15943.20362       14778.85081
2010-02-28  2010-03-31     7.79%          6.51%         02/2010    16631.18426       15245.34914
2010-03-31  2010-04-30     3.17%          2.59%         03/2010    17927.37968       16237.82243
2010-04-30  2010-05-31    -8.57%         -8.22%         04/2010    18495.71152       16657.98918
2010-05-31  2010-06-30    -7.55%         -5.63%         05/2010    16910.36481       15288.76974
2010-06-30  2010-07-31     7.84%          6.77%         06/2010    15634.11087       14428.09848
2010-07-31  2010-08-31    -6.03%         -4.28%         07/2010    16860.51115       15404.85527
2010-08-31  2010-09-30     9.75%          7.76%         08/2010    15843.49628       14745.68693
2010-09-30  2010-10-31     3.73%          3.00%         09/2010    17388.96004       15889.70571
2010-10-31  2010-11-30    -0.77%         -0.53%         10/2010    18037.05775       16366.49323
2010-11-30  2010-12-31     9.75%          7.89%         11/2010    17897.46747       16279.88285
2010-12-31  2011-01-31     3.20%          2.26%         12/2010    19642.34592       17564.43559
2011-01-31  2011-02-28     5.41%          3.69%         01/2011    20270.50216       17961.76269
2011-02-28  2011-03-31     0.47%          0.40%         02/2011    21367.28289       18624.27943
2011-03-31  2011-04-30     2.55%          2.66%         03/2011    21466.99023       18698.25097
2011-04-30  2011-05-31    -1.45%         -1.06%         04/2011     22015.3806       19196.15319
2011-05-31  2011-06-30    -1.75%         -2.05%         05/2011    21696.31712        18993.3429
2011-06-30  2011-07-31    -4.58%         -3.32%         06/2011    21317.42923        18603.9051
2011-07-31  2011-08-31    -8.43%         -6.24%         07/2011    20340.29729       17986.83479
2011-08-31  2011-09-30   -10.12%         -7.56%         08/2011    18625.33105        16864.3465
2011-09-30  2011-10-31    13.88%         11.45%         09/2011    16740.86233       15589.84878
2011-10-31  2011-11-30    -0.84%         -0.52%         10/2011    19064.04334       17374.76545
2011-11-30  2011-12-31     0.79%          2.02%         11/2011     18904.5116       17284.71058
2011-12-31  2012-01-31     4.97%          3.78%         12/2011    19054.07261       17633.02386
2012-01-31  2012-02-29     5.78%          3.99%         01/2012    20001.29233        18300.0833
2012-02-29  2012-03-31     1.84%          2.96%         02/2012    21157.89747       19029.58134
2012-03-31  2012-04-30    -2.04%         -1.02%         03/2012     21546.7561       19593.70131
2012-04-30  2012-05-31    -7.09%         -5.86%         04/2012     21108.0438       19393.89913
2012-05-31  2012-06-30     5.39%          4.96%         05/2012    19612.43371       18256.62174
2012-06-30  2012-07-31     0.96%          1.03%         06/2012    20669.33152       19163.05372
2012-07-31  2012-08-31     3.97%          2.17%         07/2012    20868.74619       19361.37516
2012-08-31  2012-09-30     3.68%          3.17%         08/2012    21696.31711       19781.74826
2012-09-30  2012-10-31     0.27%         -0.49%         09/2012    22493.97582       20409.66857
                                                     10/31/2012    22553.80023       20309.47599

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                          18.31%     0.12%     8.47%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

The DFA International Value Series vs. MSCI World ex USA Index (net div.) October 31, 2002 - October 31, 2012

                                                                The DFA International    MSCI World ex
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate       Value Series      USA Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------
2002-10-31  2002-11-30     5.98%          4.60%         10/2002            10000                10000
2002-11-30  2002-12-31    -2.54%         -3.23%         11/2002      10597.61676          10460.38388
2002-12-31  2003-01-31    -3.30%         -3.81%         12/2002      10328.44944          10122.31597
2003-01-31  2003-02-28    -2.05%         -1.97%         01/2003      9987.201112          9736.633173
2003-02-28  2003-03-31    -2.37%         -1.93%         02/2003      9782.452114          9544.699524
2003-03-31  2003-04-30    10.98%          9.60%         03/2003      9550.780104          9360.754077
2003-04-30  2003-05-31     7.53%          6.20%         04/2003      10599.31443           10259.0855
2003-05-31  2003-06-30     3.23%          2.43%         05/2003      11397.11229          10895.37242
2003-06-30  2003-07-31     4.52%          2.29%         06/2003      11764.76014          11160.05075
2003-07-31  2003-08-31     2.63%          2.58%         07/2003      12296.37013          11416.08512
2003-08-31  2003-09-30     3.83%          3.00%         08/2003      12619.95882          11710.45636
2003-09-30  2003-10-31     7.88%          6.26%         09/2003      13102.93241          12061.78555
2003-10-31  2003-11-30     2.14%          2.27%         10/2003      14135.84737          12817.10429
2003-11-30  2003-12-31     7.50%          7.67%         11/2003      14438.43632          13107.63318
2003-12-31  2004-01-31     2.56%          1.39%         12/2003      15521.92655          14112.72688
2004-01-31  2004-02-29     3.01%          2.30%         01/2004      15919.32527          14309.22909
2004-02-29  2004-03-31     1.56%          0.50%         02/2004      16398.54138           14638.3333
2004-03-31  2004-04-30    -3.02%         -2.62%         03/2004      16654.53512          14711.61449
2004-04-30  2004-05-31     1.01%          0.47%         04/2004       16151.6243          14326.52241
2004-05-31  2004-06-30     4.13%          2.31%         05/2004       16315.3627          14393.48999
2004-06-30  2004-07-31    -3.69%         -3.05%         06/2004      16989.36133          14725.88378
2004-07-31  2004-08-31     1.30%          0.42%         07/2004      16362.75301           14276.8102
2004-08-31  2004-09-30     3.20%          2.91%         08/2004      16575.56338          14336.16895
2004-09-30  2004-10-31     3.82%          3.59%         09/2004       17105.7883          14754.05385
2004-10-31  2004-11-30     7.43%          6.65%         10/2004      17760.04307           15284.2776
2004-11-30  2004-12-31     4.98%          4.22%         11/2004      19080.44815          16300.75747
2004-12-31  2005-01-31    -1.00%         -1.97%         12/2004      20030.65334          16989.40669
2005-01-31  2005-02-28     3.96%          4.45%         01/2005      19831.34336          16654.94269
2005-02-28  2005-03-31    -2.47%         -2.27%         02/2005      20616.12642          17395.84581
2005-03-31  2005-04-30    -3.04%         -2.55%         03/2005      20107.18718          17000.98254
2005-04-30  2005-05-31     0.13%          0.18%         04/2005      19496.36748          16567.48433
2005-05-31  2005-06-30     1.60%          1.63%         05/2005       19521.2989          16597.69751
2005-06-30  2005-07-31     4.46%          3.23%         06/2005      19834.17061          16869.00377
2005-07-31  2005-08-31     3.29%          2.76%         07/2005      20719.06031          17413.79488
2005-08-31  2005-09-30     2.81%          4.56%         08/2005      21401.68951          17894.53946
2005-09-30  2005-10-31    -1.50%         -3.23%         09/2005      22003.41229          18711.18961
2005-10-31  2005-11-30     1.78%          2.65%         10/2005      21672.91621          18106.58452
2005-11-30  2005-12-31     4.90%          4.64%         11/2005      22058.75235          18586.07722
2005-12-31  2006-01-31     6.83%          6.32%         12/2005      23139.10286           19447.8385
2006-01-31  2006-02-28     0.96%         -0.34%         01/2006      24719.46276          20677.90796
2006-02-28  2006-03-31     4.22%          3.17%         02/2006      24956.51674           20608.4637
2006-03-31  2006-04-30     5.06%          4.78%         03/2006      26010.09001          21262.03853
2006-04-30  2006-05-31    -4.05%         -3.80%         04/2006       27327.0566          22278.72975
2006-05-31  2006-06-30    -0.63%         -0.13%         05/2006      26220.80467          21432.31082
2006-06-30  2006-07-31     1.54%          0.94%         06/2006      26055.79316           21404.7152
2006-07-31  2006-08-31     3.44%          2.84%         07/2006      26457.06307          21605.26571
2006-08-31  2006-09-30     1.38%         -0.08%         08/2006      27366.60821          22219.30598
2006-09-30  2006-10-31     4.44%          3.95%         09/2006      27745.53203          22201.41652
2006-10-31  2006-11-30     3.32%          2.98%         10/2006      28977.76406          23078.81278
2006-11-30  2006-12-31     3.90%          2.87%         11/2006      29940.61772          23766.23179
2006-12-31  2007-01-31     1.89%          0.61%         12/2006      31108.24776          24447.67862
2007-01-31  2007-02-28    -0.09%          0.80%         01/2007      31694.93227          24596.81523
2007-02-28  2007-03-31     3.23%          2.56%         02/2007      31666.99492          24793.58307
2007-03-31  2007-04-30     5.05%          4.55%         03/2007      32690.61921          25428.87548
2007-04-30  2007-05-31     3.42%          2.22%         04/2007      34340.53071          26585.83302
2007-05-31  2007-06-30    -0.73%          0.10%         05/2007      35515.04397          27176.22708
2007-06-30  2007-07-31    -2.78%         -1.38%         06/2007      35255.53384           27203.4992
2007-07-31  2007-08-31    -1.12%         -1.45%         07/2007      34275.02927          26827.45133
2007-08-31  2007-09-30     5.22%          5.68%         08/2007      33891.35358          26439.13227
2007-09-30  2007-10-31     4.85%          4.35%         09/2007      35660.69629          27941.23223
2007-10-31  2007-11-30    -6.06%         -3.91%         10/2007      37390.13287           29155.8544
2007-11-30  2007-12-31    -2.15%         -1.88%         11/2007      35125.11057          28015.69869
2007-12-31  2008-01-31    -8.10%         -9.02%         12/2007       34368.5365          27489.05893
2008-01-31  2008-02-29    -1.27%          1.81%         01/2008      31584.40663          25010.60702
2008-02-29  2008-03-31     1.20%         -1.43%         02/2008      31182.25454          25463.85563
2008-03-31  2008-04-30     4.47%          5.56%         03/2008       31555.9937          25100.36419
2008-04-30  2008-05-31     0.05%          1.52%         04/2008      32965.71164          26495.58367
2008-05-31  2008-06-30    -9.89%         -7.78%         05/2008      32981.20304            26897.647
2008-06-30  2008-07-31    -2.83%         -3.56%         06/2008      29719.76771          24806.01124
2008-07-31  2008-08-31    -4.18%         -3.87%         07/2008      28878.34266          23923.25865
2008-08-31  2008-09-30   -11.68%        -14.44%         08/2008      27671.77089          22998.07514
2008-09-30  2008-10-31   -25.08%        -20.80%         09/2008      24439.82553          19677.65227
2008-10-31  2008-11-30    -6.13%         -5.42%         10/2008      18311.13706          15584.31425
2008-11-30  2008-12-31     7.56%          5.27%         11/2008      17187.75442           14739.1788
2008-12-31  2009-01-31   -13.80%         -9.33%         12/2008      18487.66861          15516.16027
2009-01-31  2009-02-28   -12.29%        -10.12%         01/2009      15935.98519          14068.39209
2009-02-28  2009-03-31    10.91%          6.59%         02/2009      13978.08972          12644.22388
2009-03-31  2009-04-30    18.43%         12.90%         03/2009      15502.68045          13477.42184
2009-04-30  2009-05-31    14.86%         12.65%         04/2009      18359.28203          15215.45069
2009-05-31  2009-06-30    -1.52%         -1.04%         05/2009      21087.49702          17139.69107
2009-06-30  2009-07-31    11.90%          9.39%         06/2009      20766.53055           16962.2042
2009-07-31  2009-08-31     5.73%          4.79%         07/2009      23237.97237          18554.91583
2009-08-31  2009-09-30     5.09%          4.13%         08/2009      24569.98322          19444.16669
2009-09-30  2009-10-31    -3.98%         -1.61%         09/2009      25821.75245           20246.4017
2009-10-31  2009-11-30     2.98%          2.47%         10/2009      24794.65975          19921.38374
2009-11-30  2009-12-31     1.13%          1.59%         11/2009      25532.88262          20414.28949
2009-12-31  2010-01-31    -5.78%         -4.69%         12/2009      25821.75244          20739.71496
2010-01-31  2010-02-28     0.40%         -0.10%         01/2010      24329.25836          19767.55316
2010-02-28  2010-03-31     7.88%          6.44%         02/2010      24425.54831          19747.74296
2010-03-31  2010-04-30    -1.71%         -1.49%         03/2010      26351.34713          21018.97237
2010-04-30  2010-05-31   -11.71%        -11.03%         04/2010      25901.99407           20705.5737
2010-05-31  2010-06-30    -1.75%         -1.45%         05/2010      22868.86094          18420.71863
2010-06-30  2010-07-31    12.50%          9.24%         06/2010      22467.65284          18154.24072
2010-07-31  2010-08-31    -4.89%         -2.99%         07/2010      25276.10945          19832.15152
2010-08-31  2010-09-30    10.75%          9.59%         08/2010      24040.38854          19239.37361
2010-09-30  2010-10-31     3.50%          3.56%         09/2010      26624.16861          21084.94731
2010-10-31  2010-11-30    -5.01%         -4.23%         10/2010      27554.97137          21836.08012
2010-11-30  2010-12-31     9.32%          8.05%         11/2010      26174.81554          20911.33371
2010-12-31  2011-01-31     4.26%          2.15%         12/2010      28614.16071          22595.14698
2011-01-31  2011-02-28     3.34%          3.71%         01/2011       29833.8333          23081.88961
2011-02-28  2011-03-31    -2.76%         -2.00%         02/2011      30828.82935          23937.75502
2011-03-31  2011-04-30     5.35%          5.45%         03/2011      29978.26821          23458.22183
2011-04-30  2011-05-31    -3.61%         -2.96%         04/2011      31583.10056          24735.79508
2011-05-31  2011-06-30    -1.37%         -1.42%         05/2011      30443.66959          24002.51829
2011-06-30  2011-07-31    -3.21%         -1.65%         06/2011      30026.41318           23660.6711
2011-07-31  2011-08-31   -10.71%         -8.45%         07/2011      29063.51377          23270.36799
2011-08-31  2011-09-30   -10.95%        -10.04%         08/2011      25950.13903          21303.01857
2011-09-30  2011-10-31     9.65%          9.73%         09/2011      23109.58578          19163.70779
2011-10-31  2011-11-30    -3.29%         -4.62%         10/2011      25340.30274          21027.44381
2011-11-30  2011-12-31    -2.69%         -1.09%         11/2011      24505.78992          20055.70845
2011-12-31  2012-01-31     6.73%          5.40%         12/2011      23847.80865          19836.86573
2012-01-31  2012-02-29     5.23%          5.50%         01/2012        25452.641          20907.86348
2012-02-29  2012-03-31    -0.84%         -0.74%         02/2012      26784.65185          22057.34745
2012-03-31  2012-04-30    -3.56%         -1.70%         03/2012      26559.97531          21894.09324
2012-04-30  2012-05-31   -12.34%        -11.40%         04/2012      25613.12423          21522.48712
2012-05-31  2012-06-30     7.08%          6.55%         05/2012      22451.60451           19068.8287
2012-06-30  2012-07-31    -0.40%          1.25%         06/2012      24040.38854          20318.28267
2012-07-31  2012-08-31     4.16%          2.85%         07/2012      23944.09859          20571.27444
2012-08-31  2012-09-30     3.54%          3.04%         08/2012      24939.09466          21158.19849
2012-09-30  2012-10-31     1.24%          0.70%         09/2012      25821.75245          21800.59481
                                                     10/31/2012      26142.71891          21953.36604

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         3.17%      -6.91%     10.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Japanese Small Company Series vs. MSCI Japan Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Japanese Small   MSCI Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2002-10-31  2002-11-30    -0.79%          0.75%         10/2002          10000               10000
2002-11-30  2002-12-31    -0.80%         -2.23%         11/2002    9920.844328         10075.08187
2002-12-31  2003-01-31     0.27%         -0.58%         12/2002    9841.688656         9849.969381
2003-01-31  2003-02-28     7.22%          5.07%         01/2003    9868.073882         9792.859234
2003-02-28  2003-03-31     1.00%         -1.62%         02/2003    10580.47494         10289.41133
2003-03-31  2003-04-30     4.44%          3.12%         03/2003    10686.01583         10122.74022
2003-04-30  2003-05-31     6.38%          4.57%         04/2003    11160.94987         10438.51008
2003-05-31  2003-06-30     8.00%         11.22%         05/2003    11873.35093         10915.49296
2003-06-30  2003-07-31     1.23%          1.17%         06/2003      12823.219         12140.63207
2003-07-31  2003-08-31     8.74%         12.61%         07/2003    12981.53034         12283.20775
2003-08-31  2003-09-30     6.54%          7.28%         08/2003    14116.09499         13831.70478
2003-09-30  2003-10-31     4.04%          7.41%         09/2003    15039.57785         14837.98823
2003-10-31  2003-11-30    -6.24%         -6.87%         10/2003    15646.43801         15937.72465
2003-11-30  2003-12-31     5.94%          7.15%         11/2003    14670.18471         14842.64757
2003-12-31  2004-01-31     4.92%          3.64%         12/2003    15540.89711         15903.77806
2004-01-31  2004-02-29     0.65%         -0.26%         01/2004    16306.06861         16482.86696
2004-02-29  2004-03-31    20.42%         18.33%         02/2004    16411.60951         16440.26731
2004-03-31  2004-04-30    -3.34%         -3.18%         03/2004    19762.53299         19454.19207
2004-04-30  2004-05-31    -4.83%         -4.97%         04/2004    19102.90239         18835.29913
2004-05-31  2004-06-30     9.72%         10.52%         05/2004    18179.41954         17899.83759
2004-06-30  2004-07-31    -6.35%         -8.19%         06/2004    19947.22957         19782.60869
2004-07-31  2004-08-31     1.55%          1.04%         07/2004     18680.7388         18161.42602
2004-08-31  2004-09-30    -2.36%         -3.02%         08/2004    18970.97626         18350.99444
2004-09-30  2004-10-31     1.99%          1.85%         09/2004    18522.42745         17797.06595
2004-10-31  2004-11-30     3.07%          4.35%         10/2004    18891.82059         18126.14819
2004-11-30  2004-12-31     4.88%          4.84%         11/2004    19472.29552         18914.90721
2004-12-31  2005-01-31     4.13%          3.40%         12/2004    20422.16359         19830.53329
2005-01-31  2005-02-28     3.72%          1.91%         01/2005    21266.49077         20505.07202
2005-02-28  2005-03-31     0.60%         -0.23%         02/2005     22058.0475         20897.12186
2005-03-31  2005-04-30    -2.73%         -0.81%         03/2005    22189.97362         20848.39852
2005-04-30  2005-05-31    -1.71%         -1.84%         04/2005    21583.11347         20678.93181
2005-05-31  2005-06-30     1.87%          1.35%         05/2005    21213.72033         20298.06438
2005-06-30  2005-07-31     2.08%          2.83%         06/2005    21609.49869         20572.69895
2005-07-31  2005-08-31     5.62%          3.43%         07/2005     22058.0475          21155.3822
2005-08-31  2005-09-30     4.08%          6.25%         08/2005    23298.15305         21881.43987
2005-09-30  2005-10-31     3.16%          2.00%         09/2005    24248.02112         23249.02154
2005-10-31  2005-11-30     2.00%          4.27%         10/2005    25013.19263         23713.49078
2005-11-30  2005-12-31    11.27%         13.52%         11/2005    25514.51189         24726.96291
2005-12-31  2006-01-31     4.28%          3.19%         12/2005    28390.50134         28070.90178
2006-01-31  2006-02-28    -5.97%         -6.51%         01/2006    29604.22165         28965.62742
2006-02-28  2006-03-31     4.45%          4.49%         02/2006    27836.41163         27079.52821
2006-03-31  2006-04-30     2.00%          0.50%         03/2006    29076.51717         28294.28366
2006-04-30  2006-05-31    -7.03%         -8.02%         04/2006     29656.9921         28434.72936
2006-05-31  2006-06-30    -3.83%         -3.13%         05/2006    27572.55938         26153.78472
2006-06-30  2006-07-31    -4.78%         -6.61%         06/2006    26517.15041         25334.67345
2006-07-31  2006-08-31     1.67%          2.66%         07/2006    25250.65964         23659.84185
2006-08-31  2006-09-30    -1.54%         -2.19%         08/2006    25672.82323         24289.11846
2006-09-30  2006-10-31    -0.73%         -0.64%         09/2006    25277.04486         23757.55478
2006-10-31  2006-11-30    -0.63%         -0.84%         10/2006    25092.34829         23605.12794
2006-11-30  2006-12-31     0.85%          0.58%         11/2006    24934.03695         23406.37397
2006-12-31  2007-01-31     2.10%          1.94%         12/2006    25145.11875         23542.69283
2007-01-31  2007-02-28     4.01%          3.95%         01/2007    25672.82323         24000.37275
2007-02-28  2007-03-31    -0.69%         -0.92%         02/2007    26701.84698         24947.40195
2007-03-31  2007-04-30    -1.39%         -1.71%         03/2007    26517.15041         24717.55696
2007-04-30  2007-05-31    -2.02%         -2.38%         04/2007    26147.75727         24294.40116
2007-05-31  2007-06-30     1.65%          0.66%         05/2007    25620.05278         23715.33754
2007-06-30  2007-07-31     0.61%         -0.03%         06/2007    26042.21638         23871.04781
2007-07-31  2007-08-31    -4.23%         -6.09%         07/2007    26200.52772         23864.94367
2007-08-31  2007-09-30    -0.11%         -0.61%         08/2007     25092.3483         22411.08335
2007-09-30  2007-10-31     0.63%          3.62%         09/2007    25065.96307         22275.03884
2007-10-31  2007-11-30    -2.30%         -4.20%         10/2007    25224.27442         23080.52444
2007-11-30  2007-12-31    -6.21%         -5.98%         11/2007    24643.79948         22110.18267
2007-12-31  2008-01-31    -2.85%         -4.91%         12/2007    23113.45647         20787.37617
2008-01-31  2008-02-29    -0.71%          1.10%         01/2008    22453.82586         19766.37958
2008-02-29  2008-03-31     2.01%          0.03%         02/2008    22295.51452         19983.05381
2008-03-31  2008-04-30     0.70%          1.24%         03/2008    22744.06333         19989.52537
2008-04-30  2008-05-31     3.69%          3.08%         04/2008    22902.37468         20237.73298
2008-05-31  2008-06-30    -4.67%         -6.14%         05/2008    23746.70186         20861.33463
2008-06-30  2008-07-31    -2.80%         -3.27%         06/2008    22638.52244         19580.38503
2008-07-31  2008-08-31    -5.52%         -4.42%         07/2008    22005.27706          18939.5221
2008-08-31  2008-09-30    -6.47%         -9.76%         08/2008    20791.55674         18102.73475
2008-09-30  2008-10-31    -7.33%        -10.56%         09/2008     19445.9103          16335.0643
2008-10-31  2008-11-30     2.64%          4.08%         10/2008    18021.10819         14610.87139
2008-11-30  2008-12-31    10.27%          7.79%         11/2008    18496.04223         15207.58848
2008-12-31  2009-01-31    -6.86%         -5.24%         12/2008    20395.77837         16391.82817
2009-01-31  2009-02-28   -12.92%        -13.15%         01/2009    18997.36148         15532.69167
2009-02-28  2009-03-31     4.47%          3.53%         02/2009    16543.53562          13490.5956
2009-03-31  2009-04-30     4.12%          5.12%         03/2009    17282.32191         13966.68196
2009-04-30  2009-05-31    12.32%         12.24%         04/2009    17994.72296          14681.2359
2009-05-31  2009-06-30     6.66%          6.36%         05/2009     20211.0818          16477.8381
2009-06-30  2009-07-31     2.08%          2.50%         06/2009    21556.72824         17526.07854
2009-07-31  2009-08-31     5.28%          5.61%         07/2009    22005.27705         17964.79588
2009-08-31  2009-09-30    -1.03%         -0.39%         08/2009    23166.22692         18971.85596
2009-09-30  2009-10-31    -3.57%         -3.66%         09/2009    22928.75989         18896.95379
2009-10-31  2009-11-30    -4.06%         -3.57%         10/2009    22110.81795         18205.29095
2009-11-30  2009-12-31    -0.37%         -1.87%         11/2009    21213.72032         17554.53077
2009-12-31  2010-01-31     1.37%          2.16%         12/2009    21134.56465         17226.74007
2010-01-31  2010-02-28     1.97%          1.90%         01/2010    21424.80211         17598.31424
2010-02-28  2010-03-31     5.07%          4.55%         02/2010     21846.9657         17932.44578
2010-03-31  2010-04-30     2.99%          2.71%         03/2010    22955.14512         18748.39441
2010-04-30  2010-05-31    -8.37%         -6.94%         04/2010    23641.16094         19256.15939
2010-05-31  2010-06-30     1.58%          0.44%         05/2010    21662.26912         17920.38247
2010-06-30  2010-07-31     1.80%          1.21%         06/2010    22005.27704         17999.54236
2010-07-31  2010-08-31    -2.71%         -2.12%         07/2010     22401.0554         18217.74964
2010-08-31  2010-09-30     4.36%          4.09%         08/2010    21794.19525         17832.12461
2010-09-30  2010-10-31    -2.09%         -0.82%         09/2010    22744.06332         18561.32287
2010-10-31  2010-11-30     2.49%          1.95%         10/2010    22269.12928         18408.83566
2010-11-30  2010-12-31     9.25%         10.09%         11/2010    22823.21899         18767.41745
2010-12-31  2011-01-31     2.33%          1.19%         12/2010    24934.03693         20661.01405
2011-01-31  2011-02-28     4.65%          4.02%         01/2011    25514.51186         20906.71999
2011-02-28  2011-03-31    -6.23%         -6.17%         02/2011    26701.84695         21747.69396
2011-03-31  2011-04-30    -0.53%          0.09%         03/2011    25039.57783         20405.73235
2011-04-30  2011-05-31    -1.69%         -1.49%         04/2011    24907.65171         20424.23355
2011-05-31  2011-06-30     5.06%          3.72%         05/2011    24485.48812         20120.65268
2011-06-30  2011-07-31     3.69%          4.15%         06/2011    25725.59366         20870.11031
2011-07-31  2011-08-31    -2.67%         -4.09%         07/2011    26675.46174         21737.00781
2011-08-31  2011-09-30    -0.51%          0.09%         08/2011    25963.06068         20848.50785
2011-09-30  2011-10-31    -5.11%         -3.69%         09/2011    25831.13456         20867.42386
2011-10-31  2011-11-30     1.61%         -2.71%         10/2011    24511.87334         20097.71099
2011-11-30  2011-12-31    -0.53%          1.56%         11/2011    24907.65171         19553.25552
2011-12-31  2012-01-31     6.39%          4.10%         12/2011    24775.72559         19858.08869
2012-01-31  2012-02-29     0.10%          1.09%         01/2012    26358.83905         20673.25987
2012-02-29  2012-03-31     2.90%          2.67%         02/2012    26385.22427         20897.89665
2012-03-31  2012-04-30    -2.04%         -1.45%         03/2012    27150.39578         21455.93331
2012-04-30  2012-05-31    -8.33%         -8.30%         04/2012    26596.30607         21145.10649
2012-05-31  2012-06-30     5.30%          4.27%         05/2012    24379.94724         19389.29527
2012-06-30  2012-07-31    -3.39%         -1.56%         06/2012    25672.82322         20216.46374
2012-07-31  2012-08-31     0.11%         -0.57%         07/2012    24802.11082         19900.07911
2012-08-31  2012-09-30     1.38%          2.77%         08/2012    24828.49605         19786.64947
2012-09-30  2012-10-31    -2.10%         -2.16%         09/2012    25171.50396         20333.93316
                                                     10/31/2012    24643.79948          19894.1037

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         0.54%      -0.46%     9.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Asia Pacific Small Company Series vs. MSCI Pacific ex Japan Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                                       MSCI0 Pacific ex
                                                                  The Asia Pacific       Japan Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     0.96%          2.23%         10/2002           10000                10000
2002-11-30  2002-12-31     1.36%          1.63%         11/2002     10095.89041          10222.94441
2002-12-31  2003-01-31     3.21%          3.70%         12/2002     10232.87671          10389.69329
2003-01-31  2003-02-28     0.65%         -1.56%         01/2003     10561.64383           10774.1636
2003-02-28  2003-03-31    -2.06%         -0.24%         02/2003     10630.13699          10605.86716
2003-03-31  2003-04-30     2.89%          5.52%         03/2003      10410.9589          10580.71942
2003-04-30  2003-05-31    10.23%          7.11%         04/2003     10712.32877          11164.43722
2003-05-31  2003-06-30     4.64%          5.34%         05/2003     11808.21918           11958.2354
2003-06-30  2003-07-31     6.87%          2.28%         06/2003     12356.16438          12596.40774
2003-07-31  2003-08-31     7.16%          4.86%         07/2003     13205.47945          12883.57562
2003-08-31  2003-09-30     8.03%          7.96%         08/2003     14150.68493          13509.07737
2003-09-30  2003-10-31     5.82%          8.26%         09/2003     15287.67123          14584.14338
2003-10-31  2003-11-30     0.76%         -0.44%         10/2003     16178.08219          15788.91371
2003-11-30  2003-12-31     4.45%          6.55%         11/2003     16301.36986          15719.08037
2003-12-31  2004-01-31     6.28%          4.09%         12/2003     17027.39726          16749.07389
2004-01-31  2004-02-29     3.10%          3.02%         01/2004     18095.89041          17434.54333
2004-02-29  2004-03-31    -3.16%          0.20%         02/2004     18657.53424          17961.48526
2004-03-31  2004-04-30    -7.28%         -5.66%         03/2004     18068.49314          17996.98227
2004-04-30  2004-05-31    -0.74%         -0.45%         04/2004     16753.42465          16979.07901
2004-05-31  2004-06-30     0.41%          0.12%         05/2004     16630.13698          16902.18495
2004-06-30  2004-07-31     1.80%          3.77%         06/2004     16698.63013           16922.1097
2004-07-31  2004-08-31     2.42%          3.29%         07/2004     16999.99999          17560.66893
2004-08-31  2004-09-30     6.14%          5.97%         08/2004      17410.9589          18139.16374
2004-09-30  2004-10-31     4.74%          6.40%         09/2004     18479.45205          19221.96752
2004-10-31  2004-11-30     7.29%          7.70%         10/2004     19356.16437          20452.36921
2004-11-30  2004-12-31     2.31%          4.23%         11/2004     20767.12328          22026.32775
2004-12-31  2005-01-31     2.26%          0.87%         12/2004     21246.57533          22957.37457
2005-01-31  2005-02-28     2.90%          3.19%         01/2005     21726.02738          23157.68602
2005-02-28  2005-03-31    -3.37%         -2.84%         02/2005     22356.16437          23895.28867
2005-03-31  2005-04-30    -3.36%         -1.63%         03/2005     21602.73971          23215.91272
2005-04-30  2005-05-31    -2.23%          1.28%         04/2005     20876.71232          22838.30968
2005-05-31  2005-06-30     4.50%          5.47%         05/2005     20410.95889           23131.7645
2005-06-30  2005-07-31     3.40%          4.16%         06/2005     21328.76711          24396.40581
2005-07-31  2005-08-31     2.61%         -0.08%         07/2005     22054.79451          25412.08446
2005-08-31  2005-09-30     3.69%          5.04%         08/2005     22630.13697          25391.96627
2005-09-30  2005-10-31    -5.60%         -5.88%         09/2005     23465.75341          26672.76016
2005-10-31  2005-11-30     2.47%          3.79%         10/2005     22150.68492          25105.66888
2005-11-30  2005-12-31     1.57%          1.96%         11/2005     22698.63012          26057.80112
2005-12-31  2006-01-31     6.77%          5.72%         12/2005      23054.7945          26569.26752
2006-01-31  2006-02-28     1.45%          1.00%         01/2006     24616.43833          28089.73876
2006-02-28  2006-03-31     5.10%          4.23%         02/2006     24972.60272          28371.87709
2006-03-31  2006-04-30     5.74%          6.45%         03/2006     26246.57533          29573.16543
2006-04-30  2006-05-31    -5.68%         -5.11%         04/2006     27753.42464          31480.62173
2006-05-31  2006-06-30    -0.63%         -1.22%         05/2006     26178.08218          29873.19735
2006-06-30  2006-07-31     1.95%          1.03%         06/2006     26013.69863          29509.32885
2006-07-31  2006-08-31     2.48%          3.26%         07/2006     26520.54794          29812.16571
2006-08-31  2006-09-30     1.06%          1.65%         08/2006     27178.08219          30784.60958
2006-09-30  2006-10-31     8.23%          6.97%         09/2006     27465.75342          31293.56121
2006-10-31  2006-11-30     5.58%          6.08%         10/2006     29726.02739          33475.41808
2006-11-30  2006-12-31     2.88%          3.73%         11/2006     31383.56164          35510.06393
2006-12-31  2007-01-31     2.59%          2.54%         12/2006     32287.67123          36835.73688
2007-01-31  2007-02-28     2.69%          1.91%         01/2007     33123.28767          37771.32964
2007-02-28  2007-03-31     5.24%          5.16%         02/2007     34013.69862          38491.52928
2007-03-31  2007-04-30     7.00%          6.93%         03/2007     35794.52054          40477.38445
2007-04-30  2007-05-31     8.58%          3.93%         04/2007     38301.36985          43284.20999
2007-05-31  2007-06-30     4.12%          2.60%         05/2007     41589.04108          44983.41006
2007-06-30  2007-07-31     1.58%         -0.03%         06/2007     43301.36985          46153.21619
2007-07-31  2007-08-31    -7.44%         -6.44%         07/2007     43986.30135          46140.90182
2007-08-31  2007-09-30    11.71%          8.87%         08/2007     40712.32875          43171.53026
2007-09-30  2007-10-31     8.77%          6.84%         09/2007     45479.45203          47002.60658
2007-10-31  2007-11-30    -6.59%         -8.03%         10/2007     49465.75341          50215.50421
2007-11-30  2007-12-31    -1.69%         -1.38%         11/2007     46205.47942          46181.72607
2007-12-31  2008-01-31   -10.04%        -13.40%         12/2007      45424.6575          45546.18965
2008-01-31  2008-02-29     3.08%          5.94%         01/2008     40863.01367          39443.03773
2008-02-29  2008-03-31    -4.85%         -6.31%         02/2008     42123.28764          41786.09735
2008-03-31  2008-04-30     7.01%          6.69%         03/2008     40082.19175          39150.03399
2008-04-30  2008-05-31     4.38%          1.08%         04/2008     42890.41093          41769.12844
2008-05-31  2008-06-30    -9.82%        -11.19%         05/2008     44767.12325           42219.7361
2008-06-30  2008-07-31    -5.87%         -4.60%         06/2008     40369.86297           37496.3338
2008-07-31  2008-08-31    -6.99%         -8.12%         07/2008     37999.99995          35772.06782
2008-08-31  2008-09-30   -17.17%        -19.52%         08/2008     35342.46571          32866.37089
2008-09-30  2008-10-31   -33.22%        -35.32%         09/2008     29273.97257          26450.30161
2008-10-31  2008-11-30    -9.60%        -10.91%         10/2008     19547.94518          17107.99184
2008-11-30  2008-12-31    10.93%         11.62%         11/2008     17671.23285          15240.90591
2008-12-31  2009-01-31   -12.30%        -11.01%         12/2008      19602.7397           17011.6769
2009-01-31  2009-02-28    -5.50%         -6.21%         01/2009      17191.7808          15138.38093
2009-02-28  2009-03-31    15.51%         14.33%         02/2009     16246.57532          14198.33404
2009-03-31  2009-04-30    14.96%         17.90%         03/2009     18767.12326           16233.2625
2009-04-30  2009-05-31    25.84%         23.98%         04/2009     21575.34243           19138.9839
2009-05-31  2009-06-30     0.81%          2.82%         05/2009     27150.68488           23727.9327
2009-06-30  2009-07-31    14.46%         14.44%         06/2009     27369.86296          24395.89769
2009-07-31  2009-08-31     4.55%          5.14%         07/2009     31328.76705          27918.80754
2009-08-31  2009-09-30     7.82%          8.38%         08/2009     32753.42459          29353.56318
2009-09-30  2009-10-31     2.25%          2.40%         09/2009     35315.06842          31812.29559
2009-10-31  2009-11-30     4.67%          2.88%         10/2009     36109.58897          32574.95601
2009-11-30  2009-12-31     2.65%          4.00%         11/2009     37794.52047          33511.53396
2009-12-31  2010-01-31    -5.40%         -6.39%         12/2009     38794.52047          34850.68161
2010-01-31  2010-02-28     1.79%          1.25%         01/2010     36698.63008          32622.21372
2010-02-28  2010-03-31     8.25%          8.24%         02/2010     37356.16432          33031.08649
2010-03-31  2010-04-30     1.39%          2.80%         03/2010      40438.3561          35753.24456
2010-04-30  2010-05-31   -13.83%        -15.10%         04/2010     40999.99993          36753.03781
2010-05-31  2010-06-30    -1.20%         -0.57%         05/2010     35328.76706          31203.76406
2010-06-30  2010-07-31    11.11%         10.17%         06/2010     34904.10953           31025.8813
2010-07-31  2010-08-31    -0.11%         -0.22%         07/2010     38780.82186          34182.58827
2010-08-31  2010-09-30    15.17%         15.01%         08/2010     38739.72596          34106.50072
2010-09-30  2010-10-31     4.33%          4.44%         09/2010     44616.43827          39227.22466
2010-10-31  2010-11-30    -1.32%         -1.34%         10/2010     46547.94513          40968.50656
2010-11-30  2010-12-31     9.81%         10.09%         11/2010     45931.50678          40421.36451
2010-12-31  2011-01-31    -2.12%         -2.91%         12/2010     50438.35609          44501.01994
2011-01-31  2011-02-28     0.64%          0.55%         01/2011     49369.86294          43206.90568
2011-02-28  2011-03-31     2.12%          3.07%         02/2011     49684.93144          43443.45509
2011-03-31  2011-04-30     4.27%          4.05%         03/2011     50739.72597          44776.95098
2011-04-30  2011-05-31    -2.95%         -2.29%         04/2011     52904.10953          46588.20093
2011-05-31  2011-06-30    -3.36%         -3.56%         05/2011      51342.4657          45521.78147
2011-06-30  2011-07-31     1.66%          1.48%         06/2011     49616.43831          43902.98932
2011-07-31  2011-08-31    -6.95%         -6.96%         07/2011     50438.35613          44550.56657
2011-08-31  2011-09-30   -18.65%        -18.18%         08/2011     46931.50683          41451.93249
2011-09-30  2011-10-31    15.64%         16.38%         09/2011     38178.08217          33915.26065
2011-10-31  2011-11-30    -2.67%         -6.82%         10/2011     44150.68491          39471.81922
2011-11-30  2011-12-31    -5.83%         -3.21%         11/2011     42972.60272          36780.00112
2011-12-31  2012-01-31    10.36%         10.38%         12/2011     40465.75341          35600.90329
2012-01-31  2012-02-29     7.55%          7.78%         01/2012     44657.53422          39297.23236
2012-02-29  2012-03-31    -1.43%         -3.13%         02/2012     48027.39723          42352.65578
2012-03-31  2012-04-30    -0.41%          0.54%         03/2012     47342.46573          41026.60855
2012-04-30  2012-05-31   -12.46%        -12.98%         04/2012     47150.68491           41248.3563
2012-05-31  2012-06-30     2.12%          1.40%         05/2012     41273.97258          35894.03867
2012-06-30  2012-07-31     1.49%          3.29%         06/2012     42150.68492          36396.50327
2012-07-31  2012-08-31     3.36%          1.60%         07/2012      42780.8219          37593.17588
2012-08-31  2012-09-30     4.96%          5.32%         08/2012     44219.17807          38194.19868
2012-09-30  2012-10-31     2.24%          2.06%         09/2012     46410.95889          40226.10709
                                                     10/31/2012     47452.05477           41055.3557

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         7.48%      -0.83%     16.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The United Kingdom Small Company Series vs. MSCI UK Small Cap Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The United Kingdom     MSCI UK Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Small Company Series Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- --------------------
2002-10-31  2002-11-30     3.38%          1.85%         10/2002           10000                10000
2002-11-30  2002-12-31    -0.24%         -2.90%         11/2002     10337.55274          10184.73327
2002-12-31  2003-01-31    -2.37%         -7.52%         12/2002     10312.23629          9889.741677
2003-01-31  2003-02-28    -3.35%         -2.90%         01/2003     10067.51055           9146.50954
2003-02-28  2003-03-31    -0.87%         -0.12%         02/2003     9729.957808          8880.979174
2003-03-31  2003-04-30     9.45%         13.39%         03/2003     9645.569623          8870.105074
2003-04-30  2003-05-31    11.99%         14.56%         04/2003     10556.96203          10057.78446
2003-05-31  2003-06-30     5.71%          3.29%         05/2003     11822.78481          11522.12121
2003-06-30  2003-07-31     3.98%          6.33%         06/2003      12497.8903          11901.70319
2003-07-31  2003-08-31     4.22%          4.76%         07/2003     12995.78059          12654.92432
2003-08-31  2003-09-30     3.93%          2.62%         08/2003      13544.3038          13257.17248
2003-09-30  2003-10-31     5.70%          8.11%         09/2003     14075.94937          13605.01726
2003-10-31  2003-11-30     0.51%          0.83%         10/2003     14877.63713          14708.35915
2003-11-30  2003-12-31     5.59%          5.61%         11/2003      14953.5865          14830.88245
2003-12-31  2004-01-31     7.43%          8.47%         12/2003     15789.02954          15662.49826
2004-01-31  2004-02-29     5.82%          6.77%         01/2004     16962.02532          16989.77076
2004-02-29  2004-03-31    -1.36%         -0.38%         02/2004     17949.36709          18140.78167
2004-03-31  2004-04-30    -3.57%         -3.48%         03/2004     17704.64135          18071.61733
2004-04-30  2004-05-31     0.15%         -0.06%         04/2004     17071.72996          17442.81614
2004-05-31  2004-06-30     3.41%          3.47%         05/2004     17097.04641          17432.82714
2004-06-30  2004-07-31    -3.68%         -4.53%         06/2004     17679.32489          18037.60416
2004-07-31  2004-08-31    -0.69%         -1.37%         07/2004     17029.53587          17221.28795
2004-08-31  2004-09-30     2.84%          3.29%         08/2004      16911.3924          16985.59814
2004-09-30  2004-10-31     3.15%          3.81%         09/2004     17392.40506          17543.84412
2004-10-31  2004-11-30     8.09%          8.09%         10/2004     17940.92826          18211.46333
2004-11-30  2004-12-31     4.13%          5.77%         11/2004     19392.40506          19683.89242
2004-12-31  2005-01-31     2.84%          2.25%         12/2004     20194.09282          20819.35084
2005-01-31  2005-02-28     3.41%          2.37%         01/2005     20767.93248          21286.81073
2005-02-28  2005-03-31    -2.24%         -1.25%         02/2005     21476.79324          21790.68621
2005-03-31  2005-04-30    -3.38%         -4.52%         03/2005     20995.78058          21518.58081
2005-04-30  2005-05-31    -1.96%         -0.89%         04/2005     20286.91983          20545.98101
2005-05-31  2005-06-30     1.91%          1.54%         05/2005     19890.29536           20363.7766
2005-06-30  2005-07-31     1.96%          2.97%         06/2005     20270.04219          20677.10243
2005-07-31  2005-08-31     5.63%          4.84%         07/2005     20666.66666          21291.23624
2005-08-31  2005-09-30    -1.12%          0.17%         08/2005     21831.22362           22321.6205
2005-09-30  2005-10-31    -2.81%         -3.05%         09/2005     21586.49788          22360.43851
2005-10-31  2005-11-30     4.34%          4.99%         10/2005     20978.90295          21679.54278
2005-11-30  2005-12-31     4.39%          4.32%         11/2005     21890.29534          22761.64224
2005-12-31  2006-01-31     7.83%          8.14%         12/2005     22852.32066          23745.11614
2006-01-31  2006-02-28     1.37%          1.57%         01/2006      24641.3502          25678.80942
2006-02-28  2006-03-31     1.66%          2.02%         02/2006     24978.90294          26081.40403
2006-03-31  2006-04-30     5.05%          5.29%         03/2006     25392.40506           26609.0508
2006-04-30  2006-05-31    -2.02%         -2.22%         04/2006     26675.10548          28017.24683
2006-05-31  2006-06-30    -0.03%         -0.85%         05/2006     26135.02109          27395.40001
2006-06-30  2006-07-31     0.71%         -0.78%         06/2006     26126.58227          27162.87127
2006-07-31  2006-08-31     4.20%          3.60%         07/2006     26312.23628          26951.71141
2006-08-31  2006-09-30     2.92%          2.93%         08/2006     27417.72151          27921.52946
2006-09-30  2006-10-31     5.68%          5.73%         09/2006     28219.40928          28740.12164
2006-10-31  2006-11-30     6.28%          6.48%         10/2006      29822.7848          30386.15702
2006-11-30  2006-12-31     5.46%          4.69%         11/2006     31696.20252          32355.38079
2006-12-31  2007-01-31     0.71%         -0.23%         12/2006     33426.16032          33873.58226
2007-01-31  2007-02-28    -0.03%          0.31%         01/2007     33662.44723          33794.55537
2007-02-28  2007-03-31     4.71%          4.14%         02/2007     33654.00842          33900.02177
2007-03-31  2007-04-30     3.45%          4.96%         03/2007      35240.5063          35302.18758
2007-04-30  2007-05-31     1.34%          0.64%         04/2007     36455.69619          37054.44065
2007-05-31  2007-06-30    -3.65%         -2.91%         05/2007     36945.14767          37292.47839
2007-06-30  2007-07-31    -0.52%         -0.56%         06/2007      35594.9367          36207.10124
2007-07-31  2007-08-31    -0.57%         -3.67%         07/2007     35409.28269          36003.55839
2007-08-31  2007-09-30    -3.45%         -5.67%         08/2007     35206.75106           34683.7346
2007-09-30  2007-10-31     7.99%         10.99%         09/2007     33991.56119          32718.25112
2007-10-31  2007-11-30   -11.56%        -11.57%         10/2007     36708.86077          36313.48132
2007-11-30  2007-12-31    -5.28%         -5.02%         11/2007     32464.13503          32111.56657
2007-12-31  2008-01-31    -6.72%         -8.05%         12/2007     30751.05486           30499.3662
2008-01-31  2008-02-29     1.47%          3.39%         01/2008     28683.54431          28045.22453
2008-02-29  2008-03-31    -0.38%         -1.26%         02/2008     29105.48524          28995.40235
2008-03-31  2008-04-30     1.69%          1.86%         03/2008      28995.7806          28630.99404
2008-04-30  2008-05-31     0.29%          0.47%         04/2008     29485.23207          29163.51692
2008-05-31  2008-06-30    -7.96%         -6.84%         05/2008     29569.62026          29301.51708
2008-06-30  2008-07-31    -3.50%         -3.99%         06/2008     27215.18989          27298.28546
2008-07-31  2008-08-31    -1.61%         -2.62%         07/2008     26261.60339           26209.1302
2008-08-31  2008-09-30   -15.45%        -18.39%         08/2008     25839.66246          25523.09577
2008-09-30  2008-10-31   -26.84%        -27.75%         09/2008     21848.10127          20829.83263
2008-10-31  2008-11-30    -7.07%         -9.27%         10/2008     15983.12237          15050.14501
2008-11-30  2008-12-31    -2.22%         -2.54%         11/2008     14852.32068          13654.45043
2008-12-31  2009-01-31    -2.44%         -0.55%         12/2008     14523.20676          13308.06844
2009-01-31  2009-02-28    -4.11%         -3.32%         01/2009     14168.77638           13235.0837
2009-02-28  2009-03-31     4.35%          5.80%         02/2009     13586.49789          12796.33037
2009-03-31  2009-04-30    20.95%         22.97%         03/2009     14177.21519          13538.45221
2009-04-30  2009-05-31    10.24%         10.56%         04/2009     17147.67933          16648.44171
2009-05-31  2009-06-30     0.49%          0.71%         05/2009     18902.95359          18406.87658
2009-06-30  2009-07-31     8.66%          9.20%         06/2009     18995.78059          18536.80413
2009-07-31  2009-08-31     7.81%          9.64%         07/2009     20641.35021          20242.59082
2009-08-31  2009-09-30     2.92%          2.31%         08/2009     22253.16456          22194.30581
2009-09-30  2009-10-31     0.15%          0.14%         09/2009     22902.95359          22706.30182
2009-10-31  2009-11-30    -0.29%         -1.04%         10/2009     22936.70886          22739.17824
2009-11-30  2009-12-31     2.10%          2.47%         11/2009     22869.19831          22502.57727
2009-12-31  2010-01-31    -0.98%         -0.46%         12/2009     23350.21097          23058.42647
2010-01-31  2010-02-28    -3.43%         -4.48%         01/2010     23122.36287          22951.40342
2010-02-28  2010-03-31     8.39%          8.81%         02/2010     22329.11393          21923.41454
2010-03-31  2010-04-30     3.70%          3.99%         03/2010     24202.53165           23855.6759
2010-04-30  2010-05-31   -11.30%        -12.02%         04/2010     25097.04642          24807.83622
2010-05-31  2010-06-30     1.90%          0.43%         05/2010     22261.60339          21825.88192
2010-06-30  2010-07-31    13.50%         12.03%         06/2010     22683.54431          21920.17077
2010-07-31  2010-08-31    -3.67%         -2.72%         07/2010     25746.83545          24556.84503
2010-08-31  2010-09-30    10.68%         11.02%         08/2010     24801.68777          23889.83015
2010-09-30  2010-10-31     5.23%          4.26%         09/2010      27451.4768          26521.98383
2010-10-31  2010-11-30    -4.91%         -4.16%         10/2010     28886.07596          27652.52891
2010-11-30  2010-12-31    10.23%         10.46%         11/2010     27468.35445          26500.89745
2010-12-31  2011-01-31     1.45%          0.97%         12/2010     30278.48103          29273.77513
2011-01-31  2011-02-28     3.02%          2.64%         01/2011      30717.2996          29556.91796
2011-02-28  2011-03-31    -1.84%         -1.73%         02/2011     31645.56964          30336.40823
2011-03-31  2011-04-30     8.86%          9.17%         03/2011     31063.29116          29812.97875
2011-04-30  2011-05-31    -0.60%         -1.27%         04/2011     33814.34601          32545.73053
2011-05-31  2011-06-30    -3.19%         -3.37%         05/2011     33611.81436           32133.8104
2011-06-30  2011-07-31    -0.65%         -0.28%         06/2011     32540.08441          31051.37887
2011-07-31  2011-08-31    -9.97%        -10.20%         07/2011     32329.11394          30965.45914
2011-08-31  2011-09-30   -10.09%        -10.55%         08/2011     29105.48524          27806.69897
2011-09-30  2011-10-31    10.61%         10.93%         09/2011     26168.77639           24874.3008
2011-10-31  2011-11-30    -3.03%         -3.88%         10/2011      28945.1477          27592.49812
2011-11-30  2011-12-31    -3.10%         -3.34%         11/2011     28067.51056          26521.47755
2011-12-31  2012-01-31     8.84%         10.15%         12/2011     27198.31226          25636.24738
2012-01-31  2012-02-29     8.15%          9.29%         01/2012     29603.37555          28237.12768
2012-02-29  2012-03-31     2.19%          0.33%         02/2012     32016.87766          30859.75401
2012-03-31  2012-04-30     1.73%          1.70%         03/2012      32717.2996          30961.08612
2012-04-30  2012-05-31   -11.26%        -12.39%         04/2012     33282.70044          31488.06169
2012-05-31  2012-06-30     4.91%          4.76%         05/2012       29535.865          27586.66253
2012-06-30  2012-07-31     1.69%          1.82%         06/2012     30987.34179          28900.19337
2012-07-31  2012-08-31     5.49%          5.29%         07/2012     31510.54854          29426.59945
2012-08-31  2012-09-30     5.15%          5.34%         08/2012     33240.50634          30984.44922
2012-09-30  2012-10-31     2.20%          2.07%         09/2012     34953.58652          32637.78817
                                                     10/31/2012     35721.51901          33313.32062

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         23.41%     -0.54%     13.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Continental Small Company Series vs. MSCI Europe ex UK Small Cap Index (net div.)
October 31, 2002 - October 31, 2012

                                                                The Continental Small     MSCI Europe ex UK
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate      Company Series     Small Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- --------------------- --------------------------
2002-10-31  2002-11-30     5.55%          5.48%         10/2002            10000                   10000
2002-11-30  2002-12-31     1.83%         -2.35%         11/2002      10554.66238              10548.1194
2002-12-31  2003-01-31    -0.67%         -1.33%         12/2002      10747.58843             10300.47589
2003-01-31  2003-02-28    -2.94%         -4.40%         01/2003      10675.24116               10163.741
2003-02-28  2003-03-31    -0.62%         -0.23%         02/2003      10361.73634              9716.82901
2003-03-31  2003-04-30    12.49%         14.70%         03/2003      10297.42765             9694.149111
2003-04-30  2003-05-31    10.20%          9.83%         04/2003      11583.60129              11119.0498
2003-05-31  2003-06-30     1.64%          1.49%         05/2003      12765.27332             12212.14227
2003-06-30  2003-07-31     3.53%          3.56%         06/2003      12974.27653             12393.71256
2003-07-31  2003-08-31     2.21%          2.88%         07/2003      13432.47589             12834.98735
2003-08-31  2003-09-30     5.15%          5.67%         08/2003      13729.90354             13204.94501
2003-09-30  2003-10-31     6.18%          8.35%         09/2003      14437.29904             13953.64386
2003-10-31  2003-11-30     5.24%          5.32%         10/2003        15329.582             15119.23334
2003-11-30  2003-12-31     6.23%          5.23%         11/2003      16133.44052             15923.77981
2003-12-31  2004-01-31     4.83%          5.03%         12/2003      17138.26367             16756.77447
2004-01-31  2004-02-29     3.36%          3.37%         01/2004      17966.23796             17599.60146
2004-02-29  2004-03-31    -2.03%         -3.45%         02/2004      18569.13185             18193.34286
2004-03-31  2004-04-30    -1.19%         -1.57%         03/2004      18191.31834             17565.51607
2004-04-30  2004-05-31     1.12%          0.32%         04/2004      17974.27654             17288.89996
2004-05-31  2004-06-30     3.01%          3.57%         05/2004      18175.24117             17343.96099
2004-06-30  2004-07-31    -3.22%         -4.02%         06/2004      18721.86496             17962.61095
2004-07-31  2004-08-31     0.62%          0.32%         07/2004      18118.97107             17240.78711
2004-08-31  2004-09-30     5.20%          5.58%         08/2004      18231.51126             17295.45485
2004-09-30  2004-10-31     3.77%          4.24%         09/2004      19180.06431             18259.67829
2004-10-31  2004-11-30    10.70%         11.10%         10/2004      19903.53698               19033.679
2004-11-30  2004-12-31     5.18%          5.00%         11/2004      22033.76207             21146.18703
2004-12-31  2005-01-31     1.42%          1.12%         12/2004      23175.24117             22203.35873
2005-01-31  2005-02-28     6.43%          7.01%         01/2005      23504.82316             22452.31322
2005-02-28  2005-03-31    -2.73%         -2.55%         02/2005      25016.07718             24025.35429
2005-03-31  2005-04-30    -2.64%         -2.94%         03/2005      24332.79744             23411.81715
2005-04-30  2005-05-31     0.27%          1.42%         04/2005      23689.71063             22723.02993
2005-05-31  2005-06-30     2.71%          3.20%         05/2005      23754.01931              23046.7101
2005-06-30  2005-07-31     6.23%          6.86%         06/2005      24397.10613             23784.26566
2005-07-31  2005-08-31     3.38%          2.84%         07/2005      25916.39874             25416.03849
2005-08-31  2005-09-30     2.55%          3.41%         08/2005      26792.60453             26137.73122
2005-09-30  2005-10-31    -4.94%         -6.90%         09/2005      27475.88427             27030.24424
2005-10-31  2005-11-30     0.37%          1.28%         10/2005      26117.36336             25164.72424
2005-11-30  2005-12-31     5.18%          5.80%         11/2005      26213.82639             25485.65136
2005-12-31  2006-01-31     9.59%         11.16%         12/2005      27572.34728             26962.59783
2006-01-31  2006-02-28     2.90%          2.82%         01/2006      30217.04182             29971.15851
2006-02-28  2006-03-31     6.46%          6.46%         02/2006      31093.24762             30817.39404
2006-03-31  2006-04-30     6.90%          7.09%         03/2006      33102.89392             32808.37452
2006-04-30  2006-05-31    -4.79%         -5.14%         04/2006      35385.85213              35133.1297
2006-05-31  2006-06-30    -1.86%         -2.28%         05/2006      33689.71065             33327.25914
2006-06-30  2006-07-31    -0.22%         -1.09%         06/2006        33062.701             32567.81027
2006-07-31  2006-08-31     2.66%          2.35%         07/2006      32990.35373             32211.48678
2006-08-31  2006-09-30     1.35%          1.05%         08/2006      33866.55951             32969.36247
2006-09-30  2006-10-31     5.04%          5.34%         09/2006      34324.75886             33315.32925
2006-10-31  2006-11-30     6.96%          7.00%         10/2006      36053.05469             35095.89795
2006-11-30  2006-12-31     4.77%          4.72%         11/2006      38561.09328             37551.88191
2006-12-31  2007-01-31     4.64%          3.20%         12/2006      40401.92929             39323.27377
2007-01-31  2007-02-28     0.17%          0.43%         01/2007      42274.91964             40582.59809
2007-02-28  2007-03-31     5.85%          5.32%         02/2007      42347.26691             40756.26296
2007-03-31  2007-04-30     5.27%          6.05%         03/2007      44823.15116             42923.45286
2007-04-30  2007-05-31     1.94%          1.74%         04/2007      47186.49521             45521.16427
2007-05-31  2007-06-30    -1.09%         -0.96%         05/2007      48102.89393             46314.80908
2007-06-30  2007-07-31    -0.54%         -0.73%         06/2007       47580.3859             45872.16695
2007-07-31  2007-08-31    -3.55%         -4.53%         07/2007      47323.15118             45536.38588
2007-08-31  2007-09-30     2.24%          1.99%         08/2007      45643.08687             43475.46067
2007-09-30  2007-10-31     4.82%          5.98%         09/2007      46663.98719             44340.52536
2007-10-31  2007-11-30    -7.38%         -7.15%         10/2007      48914.79105              46993.8839
2007-11-30  2007-12-31    -1.92%         -2.03%         11/2007      45305.46629             43631.74618
2007-12-31  2008-01-31    -9.52%        -12.04%         12/2007      44437.29909             42747.93808
2008-01-31  2008-02-29     4.30%          6.05%         01/2008      40209.00326             37600.02267
2008-02-29  2008-03-31     3.18%          2.03%         02/2008      41937.29908             39875.47704
2008-03-31  2008-04-30     1.21%          1.71%         03/2008      43271.70422             40686.35254
2008-04-30  2008-05-31     1.93%          1.55%         04/2008      43794.21227             41381.35231
2008-05-31  2008-06-30    -8.43%         -9.24%         05/2008      44638.26373             42024.81106
2008-06-30  2008-07-31    -5.29%         -5.68%         06/2008      40876.20585               38141.055
2008-07-31  2008-08-31    -2.72%         -2.73%         07/2008      38713.82641             35975.57986
2008-08-31  2008-09-30   -17.40%        -20.70%         08/2008      37660.77175              34993.1562
2008-09-30  2008-10-31   -26.69%        -28.14%         09/2008       31109.3248             27748.03106
2008-10-31  2008-11-30    -7.79%         -8.29%         10/2008      22805.46627             19940.70552
2008-11-30  2008-12-31    10.44%          9.24%         11/2008      21028.93893             18287.65983
2008-12-31  2009-01-31   -11.35%         -8.98%         12/2008       23223.4727             19977.57567
2009-01-31  2009-02-28    -8.63%         -8.80%         01/2009      20586.81675             18183.55312
2009-02-28  2009-03-31     7.26%          7.73%         02/2009      18810.28942             16582.57441
2009-03-31  2009-04-30    16.37%         20.82%         03/2009      20176.84891             17864.77253
2009-04-30  2009-05-31    14.48%         14.93%         04/2009      23480.70744             21583.40132
2009-05-31  2009-06-30    -1.23%         -1.28%         05/2009      26881.02899             24805.40199
2009-06-30  2009-07-31     7.96%          8.98%         06/2009        26551.447             24487.43905
2009-07-31  2009-08-31     8.38%         10.26%         07/2009      28665.59491             26685.87974
2009-08-31  2009-09-30     8.56%          9.58%         08/2009      31069.13189             29424.58439
2009-09-30  2009-10-31    -2.79%         -2.73%         09/2009       33729.9036             32244.66525
2009-10-31  2009-11-30     3.04%          2.06%         10/2009      32789.38913             31364.64914
2009-11-30  2009-12-31    -0.31%          0.45%         11/2009       33786.1737             32009.47746
2009-12-31  2010-01-31    -1.65%         -1.33%         12/2009      33681.67209             32153.78839
2010-01-31  2010-02-28    -2.11%         -2.85%         01/2010      33127.00971              31725.0131
2010-02-28  2010-03-31     7.44%          8.11%         02/2010      32427.65281             30821.97022
2010-03-31  2010-04-30    -0.95%         -0.63%         03/2010      34839.22837             33321.86211
2010-04-30  2010-05-31   -14.21%        -15.47%         04/2010      34509.64637              33111.4966
2010-05-31  2010-06-30    -0.62%         -1.49%         05/2010      29606.10938             27989.11207
2010-06-30  2010-07-31    11.97%         11.98%         06/2010      29421.22193             27570.69336
2010-07-31  2010-08-31    -4.56%         -4.75%         07/2010      32942.12225             30874.03721
2010-08-31  2010-09-30    13.76%         15.43%         08/2010      31438.90682             29406.79431
2010-09-30  2010-10-31     5.78%          6.42%         09/2010      35763.66567             33944.46414
2010-10-31  2010-11-30    -7.76%         -7.58%         10/2010      37829.58208              36122.0978
2010-11-30  2010-12-31    12.97%         14.00%         11/2010      34895.49848             33385.52507
2010-12-31  2011-01-31     2.85%          2.26%         12/2010      39421.22197             38059.63329
2011-01-31  2011-02-28     1.72%          1.70%         01/2011      40546.62391             38920.23437
2011-02-28  2011-03-31     3.37%          3.37%         02/2011      41245.98082             39580.17969
2011-03-31  2011-04-30     6.77%          6.99%         03/2011      42636.65605             40915.82839
2011-04-30  2011-05-31    -3.37%         -3.81%         04/2011      45522.50815             43773.90829
2011-05-31  2011-06-30    -3.22%         -3.23%         05/2011      43987.13836             42104.23024
2011-06-30  2011-07-31    -5.65%         -6.07%         06/2011      42572.34736             40744.73056
2011-07-31  2011-08-31   -10.27%        -10.45%         07/2011      40168.81038             38271.79312
2011-08-31  2011-09-30   -15.05%        -15.02%         08/2011      36045.01615             34273.42512
2011-09-30  2011-10-31    10.27%         10.96%         09/2011      30618.97113             29124.54759
2011-10-31  2011-11-30    -6.60%         -7.81%         10/2011      33762.05795             32316.29841
2011-11-30  2011-12-31    -3.93%         -3.40%         11/2011      31535.36984             29790.89992
2011-12-31  2012-01-31     9.53%          9.92%         12/2011      30297.42772              28778.2188
2012-01-31  2012-02-29     6.42%          7.67%         01/2012      33183.27982             31632.41729
2012-02-29  2012-03-31     0.18%         -0.81%         02/2012       35313.5049             34060.10035
2012-03-31  2012-04-30    -2.32%         -1.67%         03/2012      35377.81357             33784.16926
2012-04-30  2012-05-31   -13.65%        -13.71%         04/2012      34557.87788             33220.96598
2012-05-31  2012-06-30     4.39%          4.93%         05/2012      29839.22836               28665.408
2012-06-30  2012-07-31    -1.01%         -0.36%         06/2012      31149.51774             30077.80583
2012-07-31  2012-08-31     4.56%          4.36%         07/2012      30836.01292             29970.97203
2012-08-31  2012-09-30     5.29%          5.38%         08/2012      32242.76534             31277.87995
2012-09-30  2012-10-31     1.73%          1.72%         09/2012       33946.9454             32961.53496
                                                     10/31/2012      34533.76213             33529.17158

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         2.29%      -6.73%     13.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                              PERFORMANCE CHARTS

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.) April 2, 2007 - October 31, 2012

                                                                The Canadian Small  MSCI Canada Small
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Company Series   Cap Index (net div.)
---------   ---------- ----------- ----------------- ---------- ------------------ --------------------
2007-04-02  2007-04-30     7.10%          4.87%         04/2007          10000               10000
2007-04-30  2007-05-31     6.63%          8.05%         04/2007          10710         10486.77368
2007-05-31  2007-06-30    -0.44%         -0.23%         05/2007          11420         11331.42466
2007-06-30  2007-07-31    -0.62%         -2.49%         06/2007          11370         11305.55009
2007-07-31  2007-08-31    -6.55%         -6.21%         07/2007          11300         11024.39939
2007-08-31  2007-09-30    11.08%         12.19%         08/2007          10560         10339.56745
2007-09-30  2007-10-31    10.83%         10.79%         09/2007          11730          11599.6882
2007-10-31  2007-11-30   -15.23%        -15.90%         10/2007          13000         12851.68118
2007-11-30  2007-12-31     3.72%          2.78%         11/2007          11020         10808.72481
2007-12-31  2008-01-31    -9.45%         -9.02%         12/2007          11430          11109.2109
2008-01-31  2008-02-29     7.83%          9.54%         01/2008          10350         10107.38383
2008-02-29  2008-03-31    -7.80%         -7.88%         02/2008          11160         11071.34919
2008-03-31  2008-04-30     2.43%          3.48%         03/2008          10290         10199.20416
2008-04-30  2008-05-31     5.69%          5.21%         04/2008          10540         10554.52665
2008-05-31  2008-06-30    -4.67%         -3.42%         05/2008          11140          11104.0776
2008-06-30  2008-07-31    -8.57%         -8.85%         06/2008          10620         10724.57524
2008-07-31  2008-08-31    -4.12%         -2.51%         07/2008           9710         9775.009579
2008-08-31  2008-09-30   -22.77%        -21.23%         08/2008    9309.999999         9529.518204
2008-09-30  2008-10-31   -33.24%        -33.24%         09/2008    7189.999999         7506.377885
2008-10-31  2008-11-30   -12.92%         -9.02%         10/2008    4799.999999         5011.499724
2008-11-30  2008-12-31     7.66%          4.95%         11/2008           4180         4559.689916
2008-12-31  2009-01-31     0.67%          1.01%         12/2008           4500         4785.305837
2009-01-31  2009-02-28    -9.05%         -7.85%         01/2009           4530         4833.486093
2009-02-28  2009-03-31     6.31%          5.72%         02/2009           4120         4453.869096
2009-03-31  2009-04-30    21.00%         16.08%         03/2009    4379.999999         4708.454728
2009-04-30  2009-05-31    19.62%         21.15%         04/2009    5299.999999         5465.620997
2009-05-31  2009-06-30    -6.15%         -6.06%         05/2009    6339.999999         6621.522975
2009-06-30  2009-07-31    12.61%         12.46%         06/2009    5949.999997          6220.34334
2009-07-31  2009-08-31     3.28%          3.78%         07/2009    6699.999997         6995.572294
2009-08-31  2009-09-30    14.31%         12.36%         08/2009    6919.999997         7259.669592
2009-09-30  2009-10-31    -1.90%          0.66%         09/2009    7909.999998         8156.867881
2009-10-31  2009-11-30     8.51%          8.39%         10/2009    7759.999998         8210.753872
2009-11-30  2009-12-31     6.41%          5.88%         11/2009    8419.999999          8899.59917
2009-12-31  2010-01-31    -4.69%         -4.16%         12/2009    8959.999999         9422.869902
2010-01-31  2010-02-28     5.97%          6.65%         01/2010    8539.999998         9031.077115
2010-02-28  2010-03-31     7.96%          8.53%         02/2010    9049.999999         9631.720335
2010-03-31  2010-04-30     3.58%          4.17%         03/2010    9769.999998         10453.69655
2010-04-30  2010-05-31    -9.58%         -8.82%         04/2010          10120          10889.8098
2010-05-31  2010-06-30    -4.59%         -4.69%         05/2010    9149.999995         9929.203615
2010-06-30  2010-07-31     8.13%          8.14%         06/2010    8729.999995         9463.812385
2010-07-31  2010-08-31    -1.17%         -0.31%         07/2010    9439.999995         10233.78741
2010-08-31  2010-09-30    11.79%         10.95%         08/2010    9329.999997          10202.0054
2010-09-30  2010-10-31     6.52%          6.06%         09/2010          10430         11318.75956
2010-10-31  2010-11-30     4.86%          4.21%         10/2010          11110         12004.30943
2010-11-30  2010-12-31    10.21%          9.20%         11/2010          11650         12509.34187
2010-12-31  2011-01-31    -0.47%         -1.17%         12/2010          12840          13659.8773
2011-01-31  2011-02-28     6.89%          6.61%         01/2011          12780         13499.73406
2011-02-28  2011-03-31     0.15%          0.03%         02/2011          13660         14392.30001
2011-03-31  2011-04-30     1.90%          3.03%         03/2011          13680         14395.94428
2011-04-30  2011-05-31    -4.16%         -4.02%         04/2011          13940         14832.50041
2011-05-31  2011-06-30    -5.54%         -5.10%         05/2011          13360         14235.57776
2011-06-30  2011-07-31     1.51%          2.65%         06/2011          12620         13509.81758
2011-07-31  2011-08-31    -7.57%         -5.95%         07/2011          12810         13867.52148
2011-08-31  2011-09-30   -18.92%        -18.31%         08/2011          11840         13042.66675
2011-09-30  2011-10-31    16.04%         14.26%         09/2011           9600         10655.15835
2011-10-31  2011-11-30    -3.50%         -2.61%         10/2011          11140         12174.40656
2011-11-30  2011-12-31    -1.58%         -2.06%         11/2011          10750         11856.58095
2011-12-31  2012-01-31     8.60%          8.20%         12/2011          10580         11612.51227
2012-01-31  2012-02-29     3.83%          3.58%         01/2012          11490         12564.44286
2012-02-29  2012-03-31    -4.44%         -5.28%         02/2012          11930         13014.05863
2012-03-31  2012-04-30    -2.28%         -0.81%         03/2012          11400         12326.39136
2012-04-30  2012-05-31   -11.67%        -11.66%         04/2012          11140         12227.04078
2012-05-31  2012-06-30     0.20%         -0.31%         05/2012    9840.000001         10801.36524
2012-06-30  2012-07-31     2.74%          3.46%         06/2012           9860         10767.51608
2012-07-31  2012-08-31     4.24%          4.15%         07/2012          10130          11140.2598
2012-08-31  2012-09-30     4.26%          5.05%         08/2012          10560         11603.05306
2012-09-30  2012-10-31    -1.36%         -1.79%         09/2012          11010         12189.20224
                                                     10/31/2012          10860          11970.6149

                      One Year Five Years From 04/02/2007
                      -------- ---------- ---------------
                      -2.51%     -3.53%        1.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                 The Emerging  MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate   Markets Series   Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------- ---------------------
2002-10-31  2002-11-30     7.63%          6.88%         10/2002        10000              10000
2002-11-30  2002-12-31    -4.01%         -3.33%         11/2002  10763.27434        10688.20463
2002-12-31  2003-01-31    -0.11%         -0.44%         12/2002  10331.85841        10332.68124
2003-01-31  2003-02-28    -1.50%         -2.81%         01/2003  10320.79646        10287.11002
2003-02-28  2003-03-31    -1.63%         -2.86%         02/2003   10165.9292        9998.077641
2003-03-31  2003-04-30    13.50%          8.89%         03/2003        10000        9712.550745
2003-04-30  2003-05-31     7.31%          7.15%         04/2003  11349.55752        10576.25547
2003-05-31  2003-06-30     3.91%          5.67%         05/2003  12179.20354        11332.42116
2003-06-30  2003-07-31     2.01%          6.22%         06/2003  12654.86726         11974.8284
2003-07-31  2003-08-31     4.54%          6.69%         07/2003  12909.29204        12719.45993
2003-08-31  2003-09-30     4.51%          0.73%         08/2003  13495.57522        13570.61278
2003-09-30  2003-10-31     7.61%          8.51%         09/2003   14103.9823        13669.44466
2003-10-31  2003-11-30    -0.95%          1.22%         10/2003  15176.99115        14832.47204
2003-11-30  2003-12-31    10.52%          7.24%         11/2003  15033.18584        15012.94766
2003-12-31  2004-01-31     1.93%          3.49%         12/2003  16615.04425         16099.9853
2004-01-31  2004-02-29     4.44%          4.59%         01/2004  16935.84071        16662.21886
2004-02-29  2004-03-31     0.69%          1.25%         02/2004   17688.0531        17426.29823
2004-03-31  2004-04-30    -6.34%         -8.19%         03/2004  17809.73452         17644.0921
2004-04-30  2004-05-31    -1.13%         -2.00%         04/2004  16681.41593        16199.38255
2004-05-31  2004-06-30     1.81%          0.43%         05/2004  16493.36283        15876.20003
2004-06-30  2004-07-31    -0.07%         -1.83%         06/2004   16792.0354        15943.82184
2004-07-31  2004-08-31     2.77%          4.15%         07/2004  16780.97346        15651.96247
2004-08-31  2004-09-30     5.64%          5.77%         08/2004  17245.57522        16301.04143
2004-09-30  2004-10-31     2.79%          2.39%         09/2004  18219.02655        17241.52745
2004-10-31  2004-11-30     8.74%          9.26%         10/2004  18727.87611        17653.47774
2004-11-30  2004-12-31     6.52%          4.80%         11/2004  20365.04425         19287.7093
2004-12-31  2005-01-31     0.82%          0.25%         12/2004  21692.47788        20214.06032
2005-01-31  2005-02-28     7.44%          8.72%         01/2005  21869.46903        20265.39862
2005-02-28  2005-03-31    -6.83%         -6.61%         02/2005  23495.57523        22033.51685
2005-03-31  2005-04-30    -2.37%         -2.68%         03/2005  21891.59293        20577.38623
2005-04-30  2005-05-31     3.00%          3.48%         04/2005  21371.68143        20024.99063
2005-05-31  2005-06-30     3.02%          3.40%         05/2005  22013.27435        20722.01549
2005-06-30  2005-07-31     6.44%          6.99%         06/2005  22676.99117        21426.05132
2005-07-31  2005-08-31     0.64%          0.86%         07/2005  24137.16815        22923.68229
2005-08-31  2005-09-30     7.97%          9.31%         08/2005   24292.0354         23119.9891
2005-09-30  2005-10-31    -4.98%         -6.54%         09/2005  26227.87611        25272.80535
2005-10-31  2005-11-30     7.23%          8.27%         10/2005  24922.56638        23620.93331
2005-11-30  2005-12-31     5.79%          5.91%         11/2005  26725.66372          25574.955
2005-12-31  2006-01-31     9.59%         11.17%         12/2005  28274.33629        27086.60788
2006-01-31  2006-02-28    -0.29%         -0.12%         01/2006  30984.51328         30111.9491
2006-02-28  2006-03-31     1.36%          0.88%         02/2006   30896.0177        30076.21583
2006-03-31  2006-04-30     6.00%          7.12%         03/2006  31316.37168        30341.27525
2006-04-30  2006-05-31   -11.53%        -10.48%         04/2006  33196.90266        32501.78094
2006-05-31  2006-06-30    -0.11%         -0.24%         05/2006  29369.46903        29096.49107
2006-06-30  2006-07-31     1.85%          1.43%         06/2006  29336.28319        29025.36378
2006-07-31  2006-08-31     3.15%          2.55%         07/2006  29878.31858        29440.93262
2006-08-31  2006-09-30     1.40%          0.83%         08/2006  30818.58407        30191.10507
2006-09-30  2006-10-31     5.98%          4.75%         09/2006  31250.00001        30442.48182
2006-10-31  2006-11-30     6.41%          7.43%         10/2006  33119.46903        31887.98293
2006-11-30  2006-12-31     4.05%          4.50%         11/2006  35243.36284        34258.36502
2006-12-31  2007-01-31     1.48%         -1.08%         12/2006    36670.354        35800.88873
2007-01-31  2007-02-28    -1.52%         -0.59%         01/2007  37212.38939        35415.39915
2007-02-28  2007-03-31     4.56%          3.98%         02/2007   36648.2301        35205.20002
2007-03-31  2007-04-30     6.41%          4.63%         03/2007  38318.58409        36607.13479
2007-04-30  2007-05-31     6.70%          4.95%         04/2007  40774.33629        38301.93602
2007-05-31  2007-06-30     1.65%          4.69%         05/2007  43506.63717        40199.01976
2007-06-30  2007-07-31     2.43%          5.28%         06/2007  44225.66372        42083.39264
2007-07-31  2007-08-31    -1.71%         -2.13%         07/2007  45298.67256        44303.84785
2007-08-31  2007-09-30     8.82%         11.04%         08/2007  44524.33629         43362.3024
2007-09-30  2007-10-31    10.98%         11.15%         09/2007  48451.32743        48150.94986
2007-10-31  2007-11-30    -6.52%         -7.09%         10/2007  53772.12388        53520.78318
2007-11-30  2007-12-31    -0.35%          0.35%         11/2007  50265.48672        49726.86787
2007-12-31  2008-01-31    -8.70%        -12.48%         12/2007  50088.49557        49901.25085
2008-01-31  2008-02-29     3.19%          7.38%         01/2008  45730.08849         43673.8733
2008-02-29  2008-03-31    -3.09%         -5.29%         02/2008  47190.26549        46897.54641
2008-03-31  2008-04-30     7.16%          8.12%         03/2008  45730.08849        44415.76252
2008-04-30  2008-05-31     0.59%          1.86%         04/2008  49004.42478        48020.26653
2008-05-31  2008-06-30   -10.26%         -9.97%         05/2008  49292.03539        48911.10737
2008-06-30  2008-07-31    -1.30%         -3.77%         06/2008  44236.72566        44032.83828
2008-07-31  2008-08-31    -5.93%         -7.99%         07/2008  43661.50443        42371.91524
2008-08-31  2008-09-30   -13.90%        -17.50%         08/2008  41073.00886        38987.53211
2008-09-30  2008-10-31   -26.34%        -27.37%         09/2008  35365.04425        32164.58346
2008-10-31  2008-11-30    -9.04%         -7.53%         10/2008  26050.88496        23361.83389
2008-11-30  2008-12-31     7.84%          7.80%         11/2008  23694.69027        21603.22571
2008-12-31  2009-01-31    -7.66%         -6.46%         12/2008  25553.09734        23288.18785
2009-01-31  2009-02-28    -6.47%         -5.64%         01/2009  23595.13275        21784.22273
2009-02-28  2009-03-31    14.44%         14.37%         02/2009  22068.58407        20555.33038
2009-03-31  2009-04-30    14.85%         16.64%         03/2009  25254.42478        23509.27602
2009-04-30  2009-05-31    17.05%         17.09%         04/2009  29004.42479        27421.45939
2009-05-31  2009-06-30    -0.85%         -1.35%         05/2009  33949.11506        32106.85072
2009-06-30  2009-07-31    11.47%         11.24%         06/2009  33661.50443        31674.35664
2009-07-31  2009-08-31     0.35%         -0.36%         07/2009   37522.1239        35236.07119
2009-08-31  2009-09-30     8.84%          9.08%         08/2009  37654.86726        35109.92688
2009-09-30  2009-10-31    -2.08%          0.12%         09/2009  40984.51328         38296.8602
2009-10-31  2009-11-30     5.98%          4.30%         10/2009  40132.74337        38344.23233
2009-11-30  2009-12-31     3.62%          3.95%         11/2009  42533.18585        39991.33055
2009-12-31  2010-01-31    -5.45%         -5.58%         12/2009  44070.79647        41570.63621
2010-01-31  2010-02-28     1.22%          0.35%         01/2010  41670.35399        39252.15628
2010-02-28  2010-03-31     8.39%          8.07%         02/2010  42179.20354         39390.3133
2010-03-31  2010-04-30     0.60%          1.21%         03/2010  45719.02654         42570.3986
2010-04-30  2010-05-31    -9.28%         -8.80%         04/2010  45995.57521        43086.13887
2010-05-31  2010-06-30     0.16%         -0.74%         05/2010  41725.66372         39296.4307
2010-06-30  2010-07-31     8.81%          8.33%         06/2010   41792.0354        39007.56331
2010-07-31  2010-08-31    -2.31%         -1.94%         07/2010  45475.66371        42255.92483
2010-08-31  2010-09-30    11.38%         11.11%         08/2010  44424.77876        41435.27509
2010-09-30  2010-10-31     3.04%          2.90%         09/2010  49480.08849        46039.95583
2010-10-31  2010-11-30    -2.23%         -2.64%         10/2010  50984.51326        47376.79589
2010-11-30  2010-12-31     8.14%          7.14%         11/2010  49845.13274        46126.15023
2010-12-31  2011-01-31    -2.59%         -2.71%         12/2010  53904.86725        49417.68963
2011-01-31  2011-02-28    -0.70%         -0.93%         01/2011  52511.06194        48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011  52146.01769        47628.60177
2011-03-31  2011-04-30     3.50%          3.10%         03/2011  55055.30973        50428.86654
2011-04-30  2011-05-31    -2.76%         -2.62%         04/2011  56980.08848        51993.18073
2011-05-31  2011-06-30    -1.18%         -1.54%         05/2011  55409.29201        50629.43612
2011-06-30  2011-07-31    -0.77%         -0.44%         06/2011  54756.63715        49850.56795
2011-07-31  2011-08-31    -8.08%         -8.94%         07/2011  54336.28317        49629.16113
2011-08-31  2011-09-30   -15.13%        -14.58%         08/2011  49944.69025        45194.09196
2011-09-30  2011-10-31    12.53%         13.25%         09/2011  42389.38052        38605.04085
2011-10-31  2011-11-30    -3.46%         -6.66%         10/2011  47699.11503        43718.55662
2011-11-30  2011-12-31    -2.91%         -1.21%         11/2011  46050.88494        40804.88147
2011-12-31  2012-01-31    10.71%         11.34%         12/2011  44712.38936        40313.07288
2012-01-31  2012-02-29     5.43%          5.99%         01/2012  49502.21238        44885.64739
2012-02-29  2012-03-31    -2.59%         -3.34%         02/2012  52190.26548        47574.28607
2012-03-31  2012-04-30    -1.78%         -1.20%         03/2012  50840.70796        45986.28864
2012-04-30  2012-05-31   -10.77%        -11.21%         04/2012  49933.62832        45436.70648
2012-05-31  2012-06-30     4.97%          3.86%         05/2012  44557.52212        40341.21113
2012-06-30  2012-07-31     0.80%          1.95%         06/2012  46769.91149        41898.19616
2012-07-31  2012-08-31     0.68%         -0.33%         07/2012  47146.01769        42715.46911
2012-08-31  2012-09-30     5.59%          6.03%         08/2012  47466.81415        42573.22844
2012-09-30  2012-10-31    -0.51%         -0.61%         09/2012   50121.6814        45142.17877
                                                     10/31/2012  49867.25663         44868.1269

                         One Year Five Years Ten Years
                         -------- ---------- ---------
                         4.55%      -1.50%     17.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

The Emerging Markets Small Cap Series vs. MSCI Emerging Markets Index (net div.) October 31, 2002 - October 31, 2012

                                                                The Emerging Markets MSCI Emerging Markets
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate     Small Cap Series     Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ---------------------
2002-10-31  2002-11-30     7.75%          6.88%         10/2002           10000                 10000
2002-11-30  2002-12-31    -3.26%         -3.33%         11/2002      10774.8184           10688.20463
2002-12-31  2003-01-31     1.86%         -0.44%         12/2002     10423.72881           10332.68124
2003-01-31  2003-02-28    -1.14%         -2.81%         01/2003     10617.43341           10287.11002
2003-02-28  2003-03-31    -0.69%         -2.86%         02/2003     10496.36804           9998.077641
2003-03-31  2003-04-30    12.89%          8.89%         03/2003     10423.72881           9712.550745
2003-04-30  2003-05-31     7.61%          7.15%         04/2003     11767.55448           10576.25547
2003-05-31  2003-06-30     4.30%          5.67%         05/2003     12663.43826           11332.42116
2003-06-30  2003-07-31     2.11%          6.22%         06/2003     13208.23245            11974.8284
2003-07-31  2003-08-31     6.01%          6.69%         07/2003     13486.68281           12719.45993
2003-08-31  2003-09-30     3.81%          0.73%         08/2003     14297.82083           13570.61278
2003-09-30  2003-10-31     8.73%          8.51%         09/2003     14842.61502           13669.44466
2003-10-31  2003-11-30     2.03%          1.22%         10/2003     16138.01454           14832.47204
2003-11-30  2003-12-31    10.00%          7.24%         11/2003     16464.89105           15012.94766
2003-12-31  2004-01-31     3.01%          3.49%         12/2003     18111.38016            16099.9853
2004-01-31  2004-02-29     4.22%          4.59%         01/2004     18656.17435           16662.21886
2004-02-29  2004-03-31     1.68%          1.25%         02/2004     19443.09929           17426.29823
2004-03-31  2004-04-30    -5.51%         -8.19%         03/2004      19769.9758            17644.0921
2004-04-30  2004-05-31    -4.15%         -2.00%         04/2004     18680.38743           16199.38255
2004-05-31  2004-06-30     0.81%          0.43%         05/2004     17905.56902           15876.20003
2004-06-30  2004-07-31     0.74%         -1.83%         06/2004     18050.84747           15943.82184
2004-07-31  2004-08-31     3.33%          4.15%         07/2004     18184.01938           15651.96247
2004-08-31  2004-09-30     5.54%          5.77%         08/2004     18789.34626           16301.04143
2004-09-30  2004-10-31     2.56%          2.39%         09/2004     19830.50848           17241.52745
2004-10-31  2004-11-30     9.46%          9.26%         10/2004     20338.98306           17653.47774
2004-11-30  2004-12-31     5.33%          4.80%         11/2004     22263.92252            19287.7093
2004-12-31  2005-01-31     2.84%          0.25%         12/2004      23450.3632           20214.06032
2005-01-31  2005-02-28     6.33%          8.72%         01/2005     24116.22277           20265.39862
2005-02-28  2005-03-31    -6.85%         -6.61%         02/2005      25641.6465           22033.51685
2005-03-31  2005-04-30    -3.65%         -2.68%         03/2005     23886.19856           20577.38623
2005-04-30  2005-05-31     1.95%          3.48%         04/2005     23014.52786           20024.99063
2005-05-31  2005-06-30     2.53%          3.40%         05/2005     23462.46975           20722.01549
2005-06-30  2005-07-31     5.59%          6.99%         06/2005     24055.69009           21426.05132
2005-07-31  2005-08-31     0.67%          0.86%         07/2005     25399.51576           22923.68229
2005-08-31  2005-09-30     6.63%          9.31%         08/2005     25569.00729            23119.9891
2005-09-30  2005-10-31    -4.84%         -6.54%         09/2005     27263.92255           25272.80535
2005-10-31  2005-11-30     7.14%          8.27%         10/2005     25944.30996           23620.93331
2005-11-30  2005-12-31     6.58%          5.91%         11/2005     27796.61021             25574.955
2005-12-31  2006-01-31     9.73%         11.17%         12/2005     29624.69739           27086.60788
2006-01-31  2006-02-28     1.12%         -0.12%         01/2006     32506.05332            30111.9491
2006-02-28  2006-03-31     1.80%          0.88%         02/2006     32869.24945           30076.21583
2006-03-31  2006-04-30     8.21%          7.12%         03/2006     33462.46979           30341.27525
2006-04-30  2006-05-31   -10.50%        -10.48%         04/2006     36210.65382           32501.78094
2006-05-31  2006-06-30    -4.37%         -0.24%         05/2006     32409.20103           29096.49107
2006-06-30  2006-07-31     2.30%          1.43%         06/2006     30992.73612           29025.36378
2006-07-31  2006-08-31     3.51%          2.55%         07/2006     31707.02184           29440.93262
2006-08-31  2006-09-30     2.84%          0.83%         08/2006     32820.82328           30191.10507
2006-09-30  2006-10-31     7.57%          4.75%         09/2006     33753.02667           30442.48182
2006-10-31  2006-11-30     7.60%          7.43%         10/2006      36307.5061           31887.98293
2006-11-30  2006-12-31     4.62%          4.50%         11/2006     39067.79666           34258.36502
2006-12-31  2007-01-31     1.98%         -1.08%         12/2006     40871.67076           35800.88873
2007-01-31  2007-02-28     0.84%         -0.59%         01/2007     41682.80877           35415.39915
2007-02-28  2007-03-31     4.52%          3.98%         02/2007     42033.89836           35205.20002
2007-03-31  2007-04-30     7.66%          4.63%         03/2007     43934.62474           36607.13479
2007-04-30  2007-05-31     7.99%          4.95%         04/2007     47300.24218           38301.93602
2007-05-31  2007-06-30     3.01%          4.69%         05/2007     51077.48189           40199.01976
2007-06-30  2007-07-31     4.90%          5.28%         06/2007     52615.01216           42083.39264
2007-07-31  2007-08-31    -4.12%         -2.13%         07/2007     55193.70464           44303.84785
2007-08-31  2007-09-30     6.89%         11.04%         08/2007     52917.67557            43362.3024
2007-09-30  2007-10-31     7.58%         11.15%         09/2007     56561.74337           48150.94986
2007-10-31  2007-11-30    -7.98%         -7.09%         10/2007     60847.45766           53520.78318
2007-11-30  2007-12-31     1.17%          0.35%         11/2007     55992.73611           49726.86787
2007-12-31  2008-01-31   -11.99%        -12.48%         12/2007     56646.48913           49901.25085
2008-01-31  2008-02-29     2.89%          7.38%         01/2008     49854.72158            43673.8733
2008-02-29  2008-03-31    -4.65%         -5.29%         02/2008     51295.39954           46897.54641
2008-03-31  2008-04-30     6.09%          8.12%         03/2008     48910.41166           44415.76252
2008-04-30  2008-05-31    -0.56%          1.86%         04/2008     51888.61989           48020.26653
2008-05-31  2008-06-30   -11.52%         -9.97%         05/2008     51598.06299           48911.10737
2008-06-30  2008-07-31    -1.51%         -3.77%         06/2008     45653.75305           44032.83828
2008-07-31  2008-08-31    -6.03%         -7.99%         07/2008     44963.68042           42371.91524
2008-08-31  2008-09-30   -17.99%        -17.50%         08/2008     42251.81602           38987.53211
2008-09-30  2008-10-31   -30.29%        -27.37%         09/2008     34648.91044           32164.58346
2008-10-31  2008-11-30    -6.07%         -7.53%         10/2008     24152.54239           23361.83389
2008-11-30  2008-12-31    14.19%          7.80%         11/2008     22687.65135           21603.22571
2008-12-31  2009-01-31    -7.62%         -6.46%         12/2008     25907.99034           23288.18785
2009-01-31  2009-02-28    -6.12%         -5.64%         01/2009     23934.62471           21784.22273
2009-02-28  2009-03-31    13.79%         14.37%         02/2009     22469.73367           20555.33038
2009-03-31  2009-04-30    20.27%         16.64%         03/2009     25569.00729           23509.27602
2009-04-30  2009-05-31    22.72%         17.09%         04/2009     30750.60535           27421.45939
2009-05-31  2009-06-30    -0.48%         -1.35%         05/2009     37736.07752           32106.85072
2009-06-30  2009-07-31    12.80%         11.24%         06/2009     37554.47945           31674.35664
2009-07-31  2009-08-31     1.20%         -0.36%         07/2009     42360.77484           35236.07119
2009-08-31  2009-09-30     8.36%          9.08%         08/2009     42869.24942           35109.92688
2009-09-30  2009-10-31    -0.08%          0.12%         09/2009     46452.78453            38296.8602
2009-10-31  2009-11-30     5.95%          4.30%         10/2009     46416.46491           38344.23233
2009-11-30  2009-12-31     5.51%          3.95%         11/2009     49176.75547           39991.33055
2009-12-31  2010-01-31    -4.39%         -5.58%         12/2009     51888.61987           41570.63621
2010-01-31  2010-02-28     1.73%          0.35%         01/2010     49612.59082           39252.15628
2010-02-28  2010-03-31     8.56%          8.07%         02/2010     50472.15499            39390.3133
2010-03-31  2010-04-30     1.66%          1.21%         03/2010      54794.1889            42570.3986
2010-04-30  2010-05-31   -10.02%         -8.80%         04/2010     55702.17921           43086.13887
2010-05-31  2010-06-30     2.68%         -0.74%         05/2010     50121.06542            39296.4307
2010-06-30  2010-07-31     9.22%          8.33%         06/2010     51464.89108           39007.56331
2010-07-31  2010-08-31     0.50%         -1.94%         07/2010     56210.65379           42255.92483
2010-08-31  2010-09-30    12.17%         11.11%         08/2010     56489.10416           41435.27509
2010-09-30  2010-10-31     3.99%          2.90%         09/2010     63365.61748           46039.95583
2010-10-31  2010-11-30    -2.66%         -2.64%         10/2010     65895.88383           47376.79589
2010-11-30  2010-12-31     5.76%          7.14%         11/2010     64140.43588           46126.15023
2010-12-31  2011-01-31    -4.19%         -2.71%         12/2010     67832.92984           49417.68963
2011-01-31  2011-02-28    -2.91%         -0.93%         01/2011     64987.89351           48076.93112
2011-02-28  2011-03-31     5.58%          5.88%         02/2011     63099.27365           47628.60177
2011-03-31  2011-04-30     5.29%          3.10%         03/2011     66622.27608           50428.86654
2011-04-30  2011-05-31    -2.23%         -2.62%         04/2011      70145.2785           51993.18073
2011-05-31  2011-06-30    -0.02%         -1.54%         05/2011     68583.53516           50629.43612
2011-06-30  2011-07-31     1.15%         -0.44%         06/2011     68571.42864           49850.56795
2011-07-31  2011-08-31    -9.46%         -8.94%         07/2011     69358.35356           49629.16113
2011-08-31  2011-09-30   -17.76%        -14.58%         08/2011     62796.61021           45194.09196
2011-09-30  2011-10-31    11.09%         13.25%         09/2011     51646.48915           38605.04085
2011-10-31  2011-11-30    -4.83%         -6.66%         10/2011     57372.88142           43718.55662
2011-11-30  2011-12-31    -2.66%         -1.21%         11/2011      54600.4843           40804.88147
2011-12-31  2012-01-31    11.32%         11.34%         12/2011     53147.69979           40313.07288
2012-01-31  2012-02-29     8.21%          5.99%         01/2012     59164.64895           44885.64739
2012-02-29  2012-03-31    -2.53%         -3.34%         02/2012      64019.3705           47574.28607
2012-03-31  2012-04-30    -2.39%         -1.20%         03/2012     62397.09445           45986.28864
2012-04-30  2012-05-31    -9.10%        -11.21%         04/2012     60907.99034           45436.70648
2012-05-31  2012-06-30     3.83%          3.86%         05/2012     55363.19615           40341.21113
2012-06-30  2012-07-31    -1.18%          1.95%         06/2012      57481.8402           41898.19616
2012-07-31  2012-08-31     2.62%         -0.33%         07/2012      56803.8741           42715.46911
2012-08-31  2012-09-30     5.86%          6.03%         08/2012     58292.97822           42573.22844
2012-09-30  2012-10-31    -0.33%         -0.61%         09/2012      61707.0218           45142.17877
                                                     10/31/2012     61501.21066            44868.1269

                         One Year1 Five Years Ten Years
                         --------- ---------- ---------
                          7.19%       0.21%     19.92%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY
                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review                     12 Months Ended October 31, 2012

   The year ending October 31, 2012 saw reduced volatility for U.S. equities with positive returns in three out of four quarters for the widely used benchmarks. The year began in the wake of MF Global's bankruptcy filing brought on by losses on European sovereign debt. Many headlines for the rest of the year also originated from Europe, from the Greek debt swap to the LIBOR scandal that reached a crescendo in July.

   Broad market returns were mostly positive for the first five months through March 2012, but negative returns following the Facebook IPO and JP Morgan's reported $2 billion trading loss made May the worst month of the year. The last trading day of the year followed two days of market closures in the aftermath of Hurricane Sandy. Through all this, U.S. markets rose in 8 out of the 12 months in the period.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as earnings, dividends, and book value.

   The size premium was negative during the year with small cap stocks underperforming large cap stocks. Micro cap stocks were the strongest performers as measured by the indices below.

              Total Return for 12 Months Ended October 31, 2012
              -------------------------------------------------
      Russell 3000(R) Index....................................... 14.75%
      Russell Microcap(R) Index (micro cap stocks)................ 16.49%
      Russell 2000(R) Index (small cap stocks).................... 12.08%
      Russell 1000(R) Index (large cap stocks).................... 14.97%
      Dow Jones US Select REIT Index.............................. 14.09%

The value premium was positive across both large cap and small cap stocks.

              Total Return for 12 Months Ended October 31, 2012
               -------------------------------------------------
      Russell 2000(R) Value Index (small cap value stocks)........ 14.47%
      Russell 2000(R) Growth Index (small cap growth stocks)......  9.70%
      Russell 1000(R) Value Index (large cap value stocks)........ 16.89%
      Russell 1000(R) Growth Index (large cap growth stocks)...... 13.02%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2012, all rights reserved.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2012 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value or small-cap and micro-cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2012, the Series held approximately 250 securities and was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 18.31% for the Series and 16.89% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. Value stocks, particularly in the largest size category, generally outperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to the relative outperformance. The Series' exclusion of REITs and highly regulated utilities also helped performance as both of these sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2012

   The one-year period ending October 31, 2012, was characterized by generally positive monthly returns with a sharp decline in the month of May. The MSCI World ex USA Index (net dividends) dropped by -11.4% in the month of May due to the deepening European debt crisis and concern over a potential Greece exit from the euro. In response to the crisis, European leaders met and planned out additional measures to stabilize the markets which positively impacted market returns in the following months. As measured by the MSCI indices below for developed markets outside the U.S., value stocks generally outperformed their growth counterparts, while small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                                    U.S. Dollar
                                                                      Return
                                                                    -----------
MSCI World ex USA Index............................................    4.40%
MSCI World ex USA Small Cap Index..................................    4.86%
MSCI World ex USA Value Index......................................    4.74%
MSCI World ex USA Growth Index.....................................    3.99%
--------
   The US dollar (USD) generally appreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the British pound and Canadian dollar, it gained significantly against the euro and Swiss franc, and to a lesser extent, against the Japanese yen and Australian dollar.

                       12 Months Ended October 31, 2012
                       --------------------------------
                                                            Local
                                                           Currency U.S. Dollar
Ten Largest Foreign Developed Markets by Market Cap         Return    Return
---------------------------------------------------        -------- -----------
United Kingdom............................................   8.61%      8.41%
Japan.....................................................  -0.86%     -3.28%
Canada....................................................   3.34%      2.69%
France....................................................  10.04%      2.23%
Australia.................................................  10.20%      7.71%
Switzerland...............................................  17.41%      9.79%
Germany...................................................  18.18%      9.79%

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Foreign Developed Markets by Market Cap      Return    Return
  ---------------------------------------------------     -------- -----------
  Spain..................................................  -6.40%    -13.04%
  Sweden.................................................   9.26%      6.47%
  Hong Kong..............................................  16.12%     16.34%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.

                       12 Months Ended October 31, 2012
                        --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%
--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

                        12 Months Ended October 31, 2012
                        --------------------------------

                                                           Local
                                                          Currency U.S. Dollar
  Ten Largest Emerging Markets by Market Cap               Return    Return
  ------------------------------------------              -------- -----------
  China..................................................   7.71%      7.92%
  South Korea............................................   1.71%      3.35%
  Brazil.................................................   4.65%    -12.68%
  Taiwan.................................................  -1.78%      0.59%
  South Africa...........................................  17.70%      6.84%
  India..................................................   5.24%     -4.73%
  Russia.................................................  -1.42%     -4.50%
  Mexico.................................................  16.32%     17.03%
  Malaysia...............................................  11.39%     12.19%
  Indonesia..............................................  12.64%      3.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2012, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2012, total returns were 3.17% for the Series and 4.40% for the MSCI World ex USA Index (net dividends). The Series focuses on international large-cap value stocks,as measured by book-to-market, while the Index is neutral with regard to value or growth. International large-cap value stocks, as measured by high book-to-market ratios, generally underperformed during the period. The Series had significantly greater exposure than the Index to value stocks, which contributed to relative underperformance. In particular, large-cap value stocks in Japan significantly underperformed. As the Series has significantly more weight in these securities than the Index, these holdings detracted from relative performance. Differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Japanese Small Company Series

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 0.54% for the Series and -1.01% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market rather than the behavior of a limited number of stocks. The Series' outperformance was primarily attributable to its holdings of companies with a market capitalization below $500 million. These stocks are generally considered too small to be included in the Index and outperformed other stocks, contributing to the Series' relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Asia Pacific Small Company Series

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,000 securities across the eligible countries. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 7.48% for the Series and 4.01% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In particular, the Index held a number of larger Australian companies at higher weights than the Series and these stocks underperformed, benefitting the Series' relative performance. The

Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The United Kingdom Small Company Series

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 360 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 23.41% for the Series and 20.73% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series generally excluded stocks not listed on the London Stock Exchange whereas the Index held a number of stocks listed on other exchanges. The stocks that were excluded by the Series significantly underperformed, contributed to the Series' relative performance. In addition, the Series held a number of stocks that were considered to be too large for the Index. These larger names outperformed, which had a positive impact on relative performance. The Series' outperformance was also attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Continental Small Company Series

   The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 1,400 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were 2.29% for the Series and 3.75% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series defines the small cap universe differently than the Index. For the one-year period, this led to differences in country weights as well as holdings within certain countries. In particular, the Series had a lower allocation to Norway, one of the best performing countries, which detracted from relative performance. Differences in the Series' definition of the small cap universe also resulted in the exclusion or lower weighting of larger securities in Norway, Germany and Sweden, which also outperformed, and detracted from the Series' relative performance. For the period, differences in the valuation timing and methodology between the Series and the Index contributed to relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Canadian Small Company Series

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 420 securities. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2012, total returns were -2.51% for the Series and -1.67% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series held smaller securities than the Index, which had a negative impact on relative performance as larger companies in Canada outperformed. The Series' exclusion of REITs also detracted significantly from relative performance as Canadian REITs outperformed.

The Emerging Markets Series

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 970 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 4.55% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in the valuation timing and methodology between the Series and the Index were the primary reason for the Series' outperformance relative to the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Emerging Markets Small Cap Series

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2012, the Series held approximately 2,900 securities across 16 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 7.19% for the Series and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds mid-cap and large cap stocks. Emerging markets small cap stocks outperformed larger companies over the period. The Series' significantly greater exposure than the Index to small cap stocks contributed to the relative outperformance. In addition, differences in country weights between the Series and the Index also contributed to the Series' relative outperformance. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index also contributed to outperformance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

  EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/12  10/31/12    Ratio*   Period*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES....
  Actual Fund Return................. $1,000.00 $1,068.50    0.12%    $0.62
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.53    0.12%    $0.61

  THE DFA INTERNATIONAL VALUE SERIES.
  Actual Fund Return................. $1,000.00 $1,020.68    0.24%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.93    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/12  10/31/12    Ratio*   Period*
                                        --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  926.58    0.15%    $0.73
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,006.40    0.16%    $0.81
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return..................... $1,000.00 $1,073.28    0.13%    $0.68
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.48    0.13%    $0.66

The Continental Small Company Series
------------------------------------
Actual Fund Return..................... $1,000.00 $  999.29    0.16%    $0.80
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.33    0.16%    $0.81

The Canadian Small Company Series
---------------------------------
Actual Fund Return..................... $1,000.00 $  974.87    0.15%    $0.74
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.38    0.15%    $0.76

The Emerging Markets Series
---------------------------
Actual Fund Return..................... $1,000.00 $  998.66    0.20%    $1.00
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.13    0.20%    $1.02

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return..................... $1,000.00 $1,009.75    0.39%    $1.97
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.18    0.39%    $1.98

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  17.4%
                       Consumer Staples...........   8.3%
                       Energy.....................  19.2%
                       Financials.................  19.6%
                       Health Care................   9.3%
                       Industrials................  13.7%
                       Information Technology.....   3.2%
                       Materials..................   2.8%
                       Telecommunication Services.   6.3%
                       Utilities..................   0.2%
                                                   -----
                                                   100.0%

                       The DFA International Value Series
                       Consumer Discretionary.....  10.8%
                       Consumer Staples...........   5.5%
                       Energy.....................  14.5%
                       Financials.................  30.7%
                       Health Care................   1.5%
                       Industrials................  10.0%
                       Information Technology.....   2.9%
                       Materials..................  13.0%
                       Telecommunication Services.   7.9%
                       Utilities..................   3.2%
                                                   -----
                                                   100.0%

                       The Japanese Small Company Series
                       Consumer Discretionary.....  22.5%
                       Consumer Staples...........  10.1%
                       Energy.....................   0.9%
                       Financials.................  12.2%
                       Health Care................   5.3%
                       Industrials................  26.3%
                       Information Technology.....  10.9%
                       Materials..................  11.0%
                       Telecommunication Services.   0.3%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       The Asia Pacific Small Company Series
                       Consumer Discretionary.......  24.0%
                       Consumer Staples.............   4.6%
                       Energy.......................   7.1%
                       Financials...................  11.7%
                       Health Care..................   5.6%
                       Industrials..................  21.3%
                       Information Technology.......   4.5%
                       Materials....................  15.2%
                       Other........................    --
                       Telecommunication Services...   2.5%
                       Utilities....................   3.5%
                                                      -----
                                                     100.0%

                       The United Kingdom Small Company Series
                       Consumer Discretionary........  25.0%
                       Consumer Staples..............   4.0%
                       Energy........................   5.0%
                       Financials....................  14.4%
                       Health Care...................   2.1%
                       Industrials...................  28.4%
                       Information Technology........   9.1%
                       Materials.....................   7.4%
                       Telecommunication Services....   2.2%
                       Utilities.....................   2.4%
                                                       -----
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  13.3%
                     Consumer Staples..............   7.4%
                     Energy........................   4.5%
                     Financials....................  18.7%
                     Health Care...................   9.5%
                     Industrials...................  23.9%
                     Information Technology........  10.1%
                     Materials.....................   8.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   2.1%
                                                    -----
                                                    100.0%

                       The Canadian Small Company Series
                       Consumer Discretionary.....  11.2%
                       Consumer Staples...........   3.4%
                       Energy.....................  25.3%
                       Financials.................   7.8%
                       Health Care................   2.0%
                       Industrials................  11.9%
                       Information Technology.....   5.2%
                       Materials..................  28.4%
                       Telecommunication Services.   0.5%
                       Utilities..................   4.3%
                                                   -----
                                                   100.0%

                          The Emerging Markets Series
                       Consumer Discretionary.....   8.3%
                       Consumer Staples...........   9.7%
                       Energy.....................  12.4%
                       Financials.................  23.9%
                       Health Care................   1.3%
                       Industrials................   7.4%
                       Information Technology.....  13.5%
                       Materials..................  12.4%
                       Other......................    --
                       Telecommunication Services.   7.8%
                       Utilities..................   3.3%
                                                   -----
                                                   100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  18.4%
                     Consumer Staples..............  10.1%
                     Energy........................   2.1%
                     Financials....................  16.9%
                     Health Care...................   6.1%
                     Industrials...................  17.2%
                     Information Technology........  11.3%
                     Materials.....................  14.0%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   0.9%
                     Utilities.....................   3.0%
                                                    -----
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (16.4%)
   #Carnival Corp....................  2,385,423 $   90,359,823       0.9%
    CBS Corp. Class B................  2,414,307     78,223,547       0.7%
    Comcast Corp. Class A............ 10,008,890    375,433,464       3.5%
    Comcast Corp. Special Class A....  3,843,964    140,074,048       1.3%
   #News Corp. Class A...............  8,332,375    199,310,410       1.9%
    News Corp. Class B...............  3,247,295     79,104,106       0.8%
    Time Warner Cable, Inc...........  1,921,256    190,415,682       1.8%
    Time Warner, Inc.................  4,810,759    209,027,479       2.0%
    Other Securities.................               477,830,442       4.5%
                                                 --------------      ----
Total Consumer Discretionary.........             1,839,779,001      17.4%
                                                 --------------      ----
Consumer Staples -- (7.9%)
    Archer-Daniels-Midland Co........  3,155,848     84,702,960       0.8%
    CVS Caremark Corp................  5,746,668    266,645,395       2.5%
   *Kraft Foods Group, Inc...........  2,376,283    108,073,351       1.0%
    Mondelez International, Inc.
      Class A........................  7,128,852    189,199,732       1.8%
    Other Securities.................               231,906,652       2.2%
                                                 --------------      ----
Total Consumer Staples...............               880,528,090       8.3%
                                                 --------------      ----
Energy -- (18.1%)
    Anadarko Petroleum Corp..........  2,441,476    167,997,964       1.6%
   #Apache Corp......................  1,208,836    100,031,179       0.9%
   #Chesapeake Energy Corp...........  3,251,150     65,868,299       0.6%
    Chevron Corp.....................  2,876,061    316,970,683       3.0%
    ConocoPhillips...................  5,374,243    310,899,958       2.9%
    Devon Energy Corp................  1,094,855     63,731,510       0.6%
    Hess Corp........................  1,567,373     81,910,913       0.8%
    Marathon Oil Corp................  3,446,808    103,611,048       1.0%
    Marathon Petroleum Corp..........  1,791,952     98,431,923       0.9%
    National Oilwell Varco, Inc......  1,661,481    122,451,150       1.1%
    Phillips 66......................  2,855,170    134,649,817       1.3%
   #Pioneer Natural Resources Co.....    517,832     54,708,951       0.5%
    Valero Energy Corp...............  2,806,975     81,682,972       0.8%
   Other Securities..................               324,968,319       3.1%
                                                 --------------      ----
Total Energy.........................             2,027,914,686      19.1%
                                                 --------------      ----
Financials -- (18.5%)
    Allstate Corp. (The).............  1,330,135     53,178,797       0.5%
    Bank of America Corp............. 29,573,320    275,623,342       2.6%
    Citigroup, Inc...................  9,338,881    349,180,761       3.3%
    CME Group, Inc...................  1,599,345     89,451,366       0.8%
   #Goldman Sachs Group, Inc. (The)..    786,395     96,246,884       0.9%
    JPMorgan Chase & Co..............  2,316,928     96,569,559       0.9%
    Loews Corp.......................  2,050,343     86,688,502       0.8%
    MetLife, Inc.....................  4,759,859    168,927,396       1.6%
    Morgan Stanley...................  3,953,534     68,712,421       0.7%
    Prudential Financial, Inc........  2,267,142    129,340,451       1.2%
    SunTrust Banks, Inc..............  2,564,707     69,760,030       0.7%
    Other Securities.................               590,403,703       5.6%
                                                 --------------      ----
Total Financials.....................             2,074,083,212      19.6%
                                                 --------------      ----
Health Care -- (8.8%)
    Aetna, Inc.......................  1,693,713     74,015,258       0.7%
    Humana, Inc......................    698,778     51,898,242       0.5%
    Pfizer, Inc...................... 17,815,204    443,064,123       4.2%
    Thermo Fisher Scientific, Inc....  1,932,026    117,969,508       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                  Percentage
                                      Shares        Value+      of Net Assets**
                                    ----------- --------------- ---------------
Health Care -- (Continued)
   #WellPoint, Inc.................   1,824,634 $   111,813,572        1.1%
    Other Securities...............                 185,837,706        1.7%
                                                ---------------      -----
Total Health Care..................                 984,598,409        9.3%
                                                ---------------      -----
Industrials -- (12.9%)
    CSX Corp.......................   5,517,066     112,934,341        1.1%
    General Electric Co............  21,445,555     451,643,388        4.2%
    Norfolk Southern Corp..........   1,681,939     103,186,958        1.0%
    Northrop Grumman Corp..........   1,364,645      93,737,465        0.9%
    Union Pacific Corp.............   2,314,080     284,701,262        2.7%
    Other Securities...............                 401,626,053        3.8%
                                                ---------------      -----
Total Industrials..................               1,447,829,467       13.7%
                                                ---------------      -----
Information Technology -- (3.1%)
    Other Securities...............                 342,245,409        3.2%
                                                ---------------      -----
Materials -- (2.7%)
    International Paper Co.........   2,299,481      82,390,404        0.8%
    Other Securities...............                 214,315,526        2.0%
                                                ---------------      -----
Total Materials....................                 296,705,930        2.8%
                                                ---------------      -----
Telecommunication Services --
  (6.0%)
    AT&T, Inc......................  13,051,618     451,455,467        4.3%
    CenturyLink, Inc...............   2,353,137      90,313,398        0.9%
   *Sprint Nextel Corp.............  13,961,200      77,345,048        0.7%
    Other Securities...............                  46,089,533        0.4%
                                                ---------------      -----
Total Telecommunication Services...                 665,203,446        6.3%
                                                ---------------      -----
Utilities -- (0.2%)
    Other Securities...............                  21,403,569        0.2%
                                                ---------------      -----
TOTAL COMMON STOCKS................              10,580,291,219       99.9%
                                                ---------------      -----
TEMPORARY CASH INVESTMENTS --
  (0.1%)
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Shares.........   8,414,357       8,414,357        0.1%
                                                ---------------      -----

                                      Shares/
                                       Face
                                      Amount
                                       (000)
                                    -----------
SECURITIES LENDING COLLATERAL --
  (5.3%)
(S)@DFA Short Term Investment Fund.  51,528,378     596,183,329        5.6%
  @Repurchase Agreement, JPMorgan
   Securities LLC 0.30%, 11/01/12
   (Collateralized by $1,620,729
   FNMA, rates ranging from
   2.500% to 5.500%, maturities
   ranging from 10/01/22 to
   07/01/42, valued at
   $1,625,607) to be repurchased
   at $1,573,497................... $     1,573       1,573,484        0.0%
                                                ---------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 597,756,813        5.6%
                                                ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,371,764,356)...........             $11,186,462,389      105.6%
                                                ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,839,779,001           --   --    $ 1,839,779,001
   Consumer Staples...........     880,528,090           --   --        880,528,090
   Energy.....................   2,027,914,686           --   --      2,027,914,686
   Financials.................   2,074,083,212           --   --      2,074,083,212
   Health Care................     984,598,409           --   --        984,598,409
   Industrials................   1,447,829,467           --   --      1,447,829,467
   Information Technology.....     342,245,409           --   --        342,245,409
   Materials..................     296,705,930           --   --        296,705,930
   Telecommunication Services.     665,203,446           --   --        665,203,446
   Utilities..................      21,403,569           --   --         21,403,569
Temporary Cash Investments....       8,414,357           --   --          8,414,357
Securities Lending Collateral.              -- $597,756,813   --        597,756,813
                               --------------- ------------   --    ---------------
TOTAL......................... $10,588,705,576 $597,756,813   --    $11,186,462,389
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                         --------- ------------ ---------------
 COMMON STOCKS -- (91.9%)
 AUSTRALIA -- (4.6%)
    #National Australia Bank, Ltd....... 1,435,379 $ 38,360,336       0.5%
    #Wesfarmers, Ltd.................... 2,578,622   92,958,107       1.3%
     Other Securities...................            227,956,736       3.2%
                                                   ------------      ----
 TOTAL AUSTRALIA........................            359,275,179       5.0%
                                                   ------------      ----
 AUSTRIA -- (0.3%)
     Other Securities...................             20,298,622       0.3%
                                                   ------------      ----
 BELGIUM -- (0.9%)
     Other Securities...................             68,961,678       0.9%
                                                   ------------      ----
 CANADA -- (11.6%)
     Canadian Natural Resources, Ltd.... 1,668,484   50,284,224       0.7%
     Goldcorp, Inc...................... 1,677,120   75,816,739       1.0%
    #Manulife Financial Corp............ 4,587,163   56,676,437       0.8%
     Nexen, Inc......................... 1,739,936   41,549,410       0.6%
    #Sun Life Financial, Inc............ 1,565,269   38,820,238       0.5%
     Suncor Energy, Inc................. 3,696,270  124,054,038       1.7%
    #Teck Resources, Ltd. Class B....... 1,483,730   47,093,107       0.7%
    #Thomson Reuters Corp............... 1,832,184   51,585,496       0.7%
     Other Securities...................            422,824,032       5.8%
                                                   ------------      ----
 TOTAL CANADA...........................            908,703,721      12.5%
                                                   ------------      ----
 DENMARK -- (1.3%)
     Other Securities...................             98,590,467       1.4%
                                                   ------------      ----
 FINLAND -- (0.6%)
     Other Securities...................             46,534,314       0.6%
                                                   ------------      ----
 FRANCE -- (8.6%)
     AXA SA............................. 3,557,776   56,706,072       0.8%
     BNP Paribas SA..................... 1,230,991   62,480,990       0.9%
     Cie de Saint-Gobain SA............. 1,039,077   36,601,589       0.5%
     France Telecom SA.................. 3,875,091   43,313,653       0.6%
    #GDF Suez SA........................ 3,247,974   74,548,265       1.0%
    *Societe Generale SA................ 1,558,512   49,703,998       0.7%
     Vivendi SA......................... 3,686,124   75,533,481       1.0%
     Other Securities...................            269,050,897       3.7%
                                                   ------------      ----
 TOTAL FRANCE...........................            667,938,945       9.2%
                                                   ------------      ----
 GERMANY -- (7.6%)
     Bayerische Motoren Werke AG........   656,221   52,461,937       0.7%
     Daimler AG......................... 2,088,586   97,838,982       1.4%
    #Deutsche Bank AG................... 1,325,896   60,395,696       0.8%
     E.ON AG............................ 3,592,972   81,793,916       1.1%
     Munchener
       Rueckversicherungs-Gesellschaft
       AG...............................   395,244   63,595,851       0.9%
     Other Securities...................            239,505,610       3.3%
                                                   ------------      ----
 TOTAL GERMANY..........................            595,591,992       8.2%
                                                   ------------      ----
 GREECE -- (0.0%)
     Other Securities...................              3,296,253       0.0%
                                                   ------------      ----
 HONG KONG -- (1.9%)
    #Hutchison Whampoa, Ltd............. 5,618,000   55,108,769       0.8%
     Other Securities...................             93,863,530       1.3%
                                                   ------------      ----
 TOTAL HONG KONG........................            148,972,299       2.1%
                                                   ------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              Percentage
                                                    Shares      Value++     of Net Assets**
                                                  ---------- -------------- ---------------
IRELAND -- (0.2%)
    Other Securities.............................            $   15,849,047       0.2%
                                                             --------------      ----
ISRAEL -- (0.6%)
    Other Securities.............................                45,815,345       0.6%
                                                             --------------      ----
ITALY -- (1.3%)
    Other Securities.............................                99,757,627       1.4%
                                                             --------------      ----
JAPAN -- (16.2%)
    Mitsubishi Corp..............................  2,732,000     48,774,242       0.7%
    Mitsubishi UFJ Financial Group, Inc.......... 18,834,406     85,206,251       1.2%
    Mitsui & Co., Ltd............................  2,990,300     42,148,944       0.6%
    Sumitomo Corp................................  3,241,900     44,196,159       0.6%
   #Toyota Motor Corp. Sponsored ADR.............    614,188     47,581,144       0.6%
    Other Securities.............................               997,496,602      13.8%
                                                             --------------      ----
TOTAL JAPAN......................................             1,265,403,342      17.5%
                                                             --------------      ----
NETHERLANDS -- (2.7%)
    ArcelorMittal NV.............................  2,446,831     36,174,996       0.5%
   *ING Groep NV.................................  4,933,987     43,903,032       0.6%
    Koninklijke Philips Electronics NV...........  2,042,653     51,160,127       0.7%
    Other Securities.............................                83,798,551       1.2%
                                                             --------------      ----
TOTAL NETHERLANDS................................               215,036,706       3.0%
                                                             --------------      ----
NEW ZEALAND -- (0.1%)
    Other Securities.............................                 6,231,896       0.1%
                                                             --------------      ----
NORWAY -- (1.2%)
    Other Securities.............................                92,125,902       1.3%
                                                             --------------      ----
PORTUGAL -- (0.1%)
    Other Securities.............................                 8,279,896       0.1%
                                                             --------------      ----
SINGAPORE -- (1.0%)
    Other Securities.............................                81,099,619       1.1%
                                                             --------------      ----
SPAIN -- (1.9%)
    Banco Santander SA...........................  7,903,716     59,508,435       0.8%
    Other Securities.............................                85,860,300       1.2%
                                                             --------------      ----
TOTAL SPAIN......................................               145,368,735       2.0%
                                                             --------------      ----
SWEDEN -- (2.9%)
    Nordea Bank AB...............................  5,366,449     48,779,174       0.7%
    Telefonaktiebolaget LM Ericsson AB Series B..  4,713,081     41,753,549       0.6%
    Other Securities.............................               132,823,836       1.8%
                                                             --------------      ----
TOTAL SWEDEN.....................................               223,356,559       3.1%
                                                             --------------      ----
SWITZERLAND -- (5.7%)
    Holcim, Ltd..................................    887,877     60,594,265       0.8%
    Swiss Re, Ltd................................  1,108,107     76,678,078       1.1%
    UBS AG.......................................  3,833,535     57,516,804       0.8%
    Zurich Insurance Group AG....................    221,361     54,569,851       0.8%
    Other Securities.............................               196,610,103       2.7%
                                                             --------------      ----
TOTAL SWITZERLAND................................               445,969,101       6.2%
                                                             --------------      ----
UNITED KINGDOM -- (20.6%)
    Aviva P.L.C..................................  8,175,916     43,785,601       0.6%
    Barclays P.L.C............................... 11,591,752     42,863,545       0.6%
   #Barclays P.L.C. Sponsored ADR................  4,327,157     64,041,924       0.9%
    BP P.L.C. Sponsored ADR......................  5,338,016    228,947,506       3.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                        Percentage
                                                                             Shares       Value++     of Net Assets**
                                                                           ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   #HSBC Holdings P.L.C. Sponsored ADR....................................   1,453,812 $   71,760,160        1.0%
   Kingfisher P.L.C.......................................................  10,285,817     48,158,694        0.7%
   *Lloyds Banking Group P.L.C............................................  76,981,994     50,693,260        0.7%
   Old Mutual P.L.C.......................................................  13,164,620     36,643,450        0.5%
   Royal Dutch Shell P.L.C. ADR...........................................   3,323,210    234,718,322        3.2%
   Vodafone Group P.L.C...................................................  34,976,333     94,983,682        1.3%
   Vodafone Group P.L.C. Sponsored ADR....................................   8,116,661    220,935,512        3.1%
   Xstrata P.L.C..........................................................   5,211,952     82,565,149        1.1%
   Other Securities.......................................................                385,708,778        5.3%
                                                                                       --------------      -----
TOTAL UNITED KINGDOM......................................................              1,605,805,583       22.2%
                                                                                       --------------      -----
TOTAL COMMON STOCKS.......................................................              7,168,262,828       99.0%
                                                                                       --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities.......................................................                 22,268,022        0.3%
                                                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities.......................................................                          3        0.0%
                                                                                       --------------      -----

                                                                             Shares/
                                                                              Face
                                                                             Amount
                                                                              (000)       Value+
                                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@DFA Short Term Investment Fund........................................  52,722,558    610,000,000        8.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued
     at $1,715,506) to be repurchased at $1,681,885....................... $     1,682      1,681,868        0.0%
                                                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                611,681,868        8.5%
                                                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,402,475,403)..................................................             $7,802,212,721      107.8%
                                                                                       ==============      =====

The DFA International Value Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    3,692,761 $  355,582,418   --    $  359,275,179
   Austria....................             --     20,298,622   --        20,298,622
   Belgium....................      2,022,896     66,938,782   --        68,961,678
   Canada.....................    908,703,721             --   --       908,703,721
   Denmark....................             --     98,590,467   --        98,590,467
   Finland....................      1,292,010     45,242,304   --        46,534,314
   France.....................     16,823,856    651,115,089   --       667,938,945
   Germany....................     90,012,205    505,579,787   --       595,591,992
   Greece.....................             --      3,296,253   --         3,296,253
   Hong Kong..................             --    148,972,299   --       148,972,299
   Ireland....................      4,846,911     11,002,136   --        15,849,047
   Israel.....................      5,360,734     40,454,611   --        45,815,345
   Italy......................     17,226,655     82,530,972   --        99,757,627
   Japan......................     97,266,465  1,168,136,877   --     1,265,403,342
   Netherlands................     14,913,357    200,123,349   --       215,036,706
   New Zealand................             --      6,231,896   --         6,231,896
   Norway.....................        258,768     91,867,134   --        92,125,902
   Portugal...................             --      8,279,896   --         8,279,896
   Singapore..................             --     81,099,619   --        81,099,619
   Spain......................     10,329,758    135,038,977   --       145,368,735
   Sweden.....................      8,464,720    214,891,839   --       223,356,559
   Switzerland................     50,178,730    395,790,371   --       445,969,101
   United Kingdom.............    875,824,552    729,981,031   --     1,605,805,583
Preferred Stocks Germany......             --     22,268,022   --        22,268,022
Rights/Warrants Spain.........             --              3   --                 3
Securities Lending Collateral.             --    611,681,868   --       611,681,868
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,218,099 $5,694,994,622   --    $7,802,212,721
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (88.0%)
  Consumer Discretionary -- (19.8%)
      Aoyama Trading Co., Ltd..........   295,800 $  5,845,699       0.3%
     *Haseko Corp...................... 6,870,500    4,385,674       0.3%
     #Nifco, Inc.......................   228,400    5,190,359       0.3%
      Onward Holdings Co., Ltd.........   626,000    4,635,222       0.3%
      Ryohin Keikaku Co., Ltd..........   104,000    6,887,238       0.4%
      Shimachu Co., Ltd................   227,000    5,015,422       0.3%
      Toyobo Co., Ltd.................. 4,184,000    4,611,041       0.3%
      Other Securities.................            339,597,220      20.1%
                                                  ------------      ----
  Total Consumer Discretionary.........            376,167,875      22.3%
                                                  ------------      ----
  Consumer Staples -- (8.9%)
     #Nichirei Corp.................... 1,248,000    6,884,055       0.4%
      Sapporo Holdings, Ltd............ 1,621,000    4,526,839       0.3%
      Takara Holdings, Inc.............   834,500    6,250,961       0.4%
     *Tsuruha Holdings, Inc............    73,200    5,548,589       0.3%
      Other Securities.................            145,425,057       8.6%
                                                  ------------      ----
  Total Consumer Staples...............            168,635,501      10.0%
                                                  ------------      ----
  Energy -- (0.8%)
      Other Securities.................             15,478,147       0.9%
                                                  ------------      ----
  Financials -- (10.7%)
      Daishi Bank, Ltd. (The).......... 1,494,000    4,936,839       0.3%
      Higo Bank, Ltd. (The)............   818,000    4,827,321       0.3%
      Hokkoku Bank, Ltd. (The)......... 1,190,000    4,296,076       0.2%
      Hyakugo Bank, Ltd. (The)......... 1,116,609    4,886,171       0.3%
      Hyakujishi Bank, Ltd. (The)...... 1,097,000    4,300,766       0.2%
      Juroku Bank, Ltd................. 1,473,000    4,779,955       0.3%
      Kiyo Holdings, Inc............... 3,313,900    4,529,074       0.3%
      Musashino Bank, Ltd..............   152,300    4,362,228       0.2%
      Ogaki Kyoritsu Bank, Ltd. (The).. 1,410,000    4,963,527       0.3%
      San-in Godo Bank, Ltd. (The).....   791,000    5,471,237       0.3%
     *Tokyo Tatemono Co., Ltd.......... 1,893,000    7,791,021       0.5%
      Other Securities.................            147,759,131       8.8%
                                                  ------------      ----
  Total Financials.....................            202,903,346      12.0%
                                                  ------------      ----
  Health Care -- (4.7%)
      Kaken Pharmaceutical Co., Ltd....   364,000    5,637,927       0.3%
      KYORIN Holdings, Inc.............   214,000    4,524,370       0.3%
      Nihon Kohden Corp................   173,900    6,468,886       0.4%
      Rohto Pharmaceutical Co., Ltd....   424,000    5,843,559       0.3%
     #Sawai Pharmaceutical Co., Ltd....    40,300    4,451,796       0.3%
      Ship Healthcare Holdings, Inc....   155,600    5,188,557       0.3%
      Toho Holdings Co., Ltd...........   217,800    4,452,305       0.3%
      Other Securities.................             51,968,098       3.1%
                                                  ------------      ----
  Total Health Care....................             88,535,498       5.3%
                                                  ------------      ----
  Industrials -- (23.2%)
     #Fujikura, Ltd.................... 1,656,000    4,607,975       0.3%
      Glory, Ltd.......................   246,600    5,985,033       0.3%
      Hitachi Zosen Corp............... 3,596,000    4,505,574       0.3%
    #*Kawasaki Kisen Kaisha, Ltd....... 4,568,000    5,790,221       0.3%
     #Minebea Co., Ltd................. 1,334,000    4,384,759       0.3%
      Nisshinbo Holdings, Inc..........   653,000    4,271,975       0.2%
      OSG Corp.........................   329,000    4,312,629       0.3%
      Sankyu, Inc...................... 1,251,000    4,358,022       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
Industrials -- (Continued)
    Other Securities.........................................................             $  401,944,861       23.8%
                                                                                          --------------      -----
Total Industrials............................................................                440,161,049       26.1%
                                                                                          --------------      -----
Information Technology -- (9.6%)
   #Alps Electric Co., Ltd...................................................     808,000      4,776,946        0.3%
   #Anritsu Corp.............................................................     392,000      4,931,192        0.3%
    Horiba, Ltd..............................................................     179,850      4,907,305        0.3%
    IT Holdings Corp.........................................................     376,801      4,696,096        0.3%
    Net One Systems Co., Ltd.................................................     434,500      4,836,269        0.3%
    Wacom Co., Ltd...........................................................       1,731      5,027,984        0.3%
    Other Securities.........................................................                153,046,255        9.0%
                                                                                          --------------      -----
Total Information Technology.................................................                182,222,047       10.8%
                                                                                          --------------      -----
Materials -- (9.6%)
    FP Corp..................................................................      61,200      4,600,656        0.3%
   #Hokuetsu Kishu Paper Co., Ltd............................................     862,199      4,417,725        0.3%
   *Mitsui Mining & Smelting Co., Ltd........................................   2,683,000      5,679,528        0.3%
    Sumitomo Osaka Cement Co., Ltd...........................................   1,848,000      6,016,617        0.3%
    Toagosei Co., Ltd........................................................   1,096,000      4,468,291        0.3%
   #Tosoh Corp...............................................................   2,242,000      4,388,986        0.3%
    Other Securities.........................................................                153,829,756        9.1%
                                                                                          --------------      -----
Total Materials..............................................................                183,401,559       10.9%
                                                                                          --------------      -----
Telecommunication Services -- (0.3%)
   #eAccess, Ltd.............................................................      10,102      5,098,126        0.3%
    Other Securities.........................................................                    117,808        0.0%
                                                                                          --------------      -----
Total Telecommunication Services.............................................                  5,215,934        0.3%
                                                                                          --------------      -----
Utilities -- (0.4%)
    Other Securities.........................................................                  8,485,467        0.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................              1,671,206,423       99.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund...........................................  19,446,845    225,000,000       13.4%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $4,044,497) to be repurchased at $3,965,232............................. $     3,965      3,965,193        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                228,965,193       13.6%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,096,684,195)                                                                   $1,900,171,616      112.7%
                                                                                          ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary..... $3,783  $  376,164,092   --    $  376,167,875
     Consumer Staples...........     --     168,635,501   --       168,635,501
     Energy.....................     --      15,478,147   --        15,478,147
     Financials.................     --     202,903,346   --       202,903,346
     Health Care................     --      88,535,498   --        88,535,498
     Industrials................     --     440,161,049   --       440,161,049
     Information Technology.....     --     182,222,047   --       182,222,047
     Materials..................     --     183,401,559   --       183,401,559
     Telecommunication Services.     --       5,215,934   --         5,215,934
     Utilities..................     --       8,485,467   --         8,485,467
  Securities Lending Collateral.     --     228,965,193   --       228,965,193
                                 ------  --------------   --    --------------
  TOTAL......................... $3,783  $1,900,167,833   --    $1,900,171,616
                                 ======  ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
-                                       ---------- ------------ ---------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (47.4%)
   #Adelaide Brighton, Ltd.............  1,885,757 $  6,199,102       0.6%
    Ansell, Ltd........................    503,479    8,157,816       0.8%
   #Aristocrat Leisure, Ltd............  2,580,305    7,542,048       0.8%
    Arrium, Ltd........................  6,037,433    4,903,780       0.5%
  #*Aurora Oil & Gas, Ltd..............  1,114,903    4,512,172       0.4%
    Australian Infrastructure Fund NL..  3,606,473   11,122,393       1.1%
   #Beach Energy, Ltd..................  5,525,248    7,891,340       0.8%
   *BlueScope Steel, Ltd............... 13,572,369    6,673,452       0.7%
   #Bradken, Ltd.......................  1,022,589    5,234,406       0.5%
   #carsales.com, Ltd..................  1,220,399    9,444,501       0.9%
    Consolidated Media Holdings, Ltd...  1,276,820    4,543,366       0.5%
   #CSR, Ltd...........................  2,491,176    4,522,744       0.5%
   #David Jones, Ltd...................  3,152,271    8,724,565       0.9%
   *Downer EDI, Ltd....................  1,857,964    6,916,092       0.7%
    DUET Group.........................  3,067,818    6,648,416       0.7%
   #DuluxGroup, Ltd....................  2,167,142    7,954,583       0.8%
   #Envestra, Ltd......................  5,566,443    5,224,266       0.5%
  #*Goodman Fielder, Ltd...............  8,296,037    5,025,633       0.5%
    GrainCorp, Ltd. Class A............    828,668   10,523,403       1.0%
   #Invocare, Ltd......................    633,106    5,785,092       0.6%
    IOOF Holdings, Ltd.................  1,074,600    7,031,533       0.7%
   #Iress, Ltd.........................    603,773    4,795,961       0.5%
   #JB Hi-Fi, Ltd......................    582,072    6,187,633       0.6%
   #Kingsgate Consolidated, Ltd........    786,887    4,513,292       0.4%
   #Medusa Mining, Ltd.................    844,923    5,382,014       0.5%
   #Monadelphous Group, Ltd............    319,624    6,988,498       0.7%
   #Myer Holdings, Ltd.................  3,564,925    7,225,726       0.7%
   #Navitas, Ltd.......................  1,189,617    5,081,804       0.5%
    Nufarm, Ltd........................    817,424    4,873,105       0.5%
  #*Paladin Energy, Ltd................  4,096,983    4,805,465       0.5%
   #Perpetual Trustees Australia, Ltd..    226,579    6,555,708       0.7%
    Primary Health Care, Ltd...........  1,960,174    7,906,484       0.8%
    Reece Australia, Ltd...............    238,457    5,014,858       0.5%
  #*Resolute Mining, Ltd...............  3,133,646    6,254,867       0.6%
   #SAI Global, Ltd....................  1,203,570    5,065,529       0.5%
    Spark Infrastructure Group, Ltd....  5,307,759    9,307,506       0.9%
   #Super Retail Group, Ltd............  1,291,875   12,068,742       1.2%
    Other Securities...................             319,950,832      31.9%
                                                   ------------      ----
TOTAL AUSTRALIA........................             566,558,727      56.5%
                                                   ------------      ----
CHINA -- (0.0%)
    Other Securities...................                 287,710       0.0%
                                                   ------------      ----
HONG KONG -- (17.0%)
  #*Esprit Holdings, Ltd...............  5,164,900    6,678,378       0.7%
    Giordano International, Ltd........  7,246,000    6,015,664       0.6%
    Luk Fook Holdings International,
      Ltd..............................  1,746,000    4,361,261       0.4%
    Melco International Development,
      Ltd..............................  5,117,000    4,932,333       0.5%
   #Pacific Basin Shipping, Ltd........  9,730,000    5,180,604       0.5%
   #Xinyi Glass Holdings, Ltd..........  8,164,000    4,558,138       0.4%
    Other Securities...................             172,204,874      17.2%
                                                   ------------      ----
TOTAL HONG KONG........................             203,931,252      20.3%
                                                   ------------      ----
NEW ZEALAND -- (6.4%)
    Fisher & Paykel Healthcare Corp.,
      Ltd..............................  3,117,358    6,022,656       0.6%
    Port of Tauranga, Ltd..............    528,322    5,622,732       0.6%
   #Ryman Healthcare, Ltd..............  1,685,604    5,610,636       0.6%

The Asia Pacific Small Company Series
CONTINUED

                                                                                                           Percentage
                                                                                Shares       Value++     of Net Assets**
                                                                              ----------- -------------- ---------------
NEW ZEALAND -- (Continued)
   Sky Network Television, Ltd...............................................   1,006,593 $    4,445,634        0.4%
   SKYCITY Entertainment Group, Ltd..........................................   3,227,185     10,293,066        1.0%
   Other Securities..........................................................                 44,037,042        4.4%
                                                                                          --------------      -----
TOTAL NEW ZEALAND............................................................                 76,031,766        7.6%
                                                                                          --------------      -----
SINGAPORE -- (12.2%)
   Singapore Post, Ltd.......................................................   6,199,120      5,789,946        0.6%
   Venture Corp., Ltd........................................................     819,000      5,126,251        0.5%
   Other Securities..........................................................                134,956,595       13.4%
                                                                                          --------------      -----
TOTAL SINGAPORE..............................................................                145,872,792       14.5%
                                                                                          --------------      -----
TOTAL COMMON STOCKS..........................................................                992,682,247       98.9%
                                                                                          --------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   Other Securities..........................................................                    579,555        0.0%
                                                                                          --------------      -----
HONG KONG -- (0.1%)
   Other Securities..........................................................                    693,092        0.1%
                                                                                          --------------      -----
SINGAPORE -- (0.0%)
   Other Securities..........................................................                     15,070        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS........................................................                  1,287,717        0.1%
                                                                                          --------------      -----
                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                 (000)       Value+
                                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund...........................................  17,286,085    200,000,000       19.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $1,673,484) to be repurchased at $1,640,687............................. $     1,641      1,640,671        0.2%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................                201,640,671       20.1%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,153,289,637)                                                                   $1,195,610,635      119.1%
                                                                                          ==============      =====

The Asia Pacific Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Australia..................   --    $  566,558,727   --    $  566,558,727
     China......................   --           287,710   --           287,710
     Hong Kong..................   --       203,931,252   --       203,931,252
     New Zealand................   --        76,031,766   --        76,031,766
     Singapore..................   --       145,872,792   --       145,872,792
  Rights/Warrants
     Australia..................   --           579,555   --           579,555
     Hong Kong..................   --           693,092   --           693,092
     Singapore..................   --            15,070   --            15,070
  Securities Lending Collateral.   --       201,640,671   --       201,640,671
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,195,610,635   --    $1,195,610,635
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                               ---------- ------------ ---------------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (24.5%)
   Aegis Group P.L.C..........................  3,314,004 $ 12,583,830       0.9%
  *Barratt Developments P.L.C.................  4,366,245   13,384,802       0.9%
  *Berkeley Group Holdings P.L.C. (The).......    548,179   13,489,734       0.9%
   Daily Mail & General Trust P.L.C. Series A.  1,312,593   10,125,279       0.7%
   Debenhams P.L.C............................  5,756,729   11,145,139       0.8%
   GKN P.L.C..................................  3,193,432   10,740,884       0.7%
   Greene King P.L.C..........................  1,421,372   13,637,335       0.9%
   Inchcape P.L.C.............................  2,005,227   13,040,981       0.9%
   Informa P.L.C..............................  2,578,346   16,689,745       1.1%
   ITV P.L.C..................................  8,151,944   11,412,918       0.8%
   Ladbrokes P.L.C............................  3,736,209   10,821,643       0.7%
   Persimmon P.L.C............................  1,429,557   18,394,004       1.3%
   Rightmove P.L.C............................    404,934   10,542,022       0.7%
   Taylor Wimpey P.L.C........................ 14,517,978   14,349,169       1.0%
   UBM P.L.C..................................  1,008,603   11,402,231       0.8%
   William Hill P.L.C.........................  3,062,912   16,735,721       1.2%
   Other Securities...........................             155,871,714      10.6%
                                                          ------------      ----
Total Consumer Discretionary..................             364,367,151      24.9%
                                                          ------------      ----
Consumer Staples -- (3.9%)
   Tate & Lyle P.L.C..........................  1,034,844   12,129,459       0.9%
   Other Securities...........................              45,737,482       3.1%
                                                          ------------      ----
Total Consumer Staples........................              57,866,941       4.0%
                                                          ------------      ----
Energy -- (4.9%)
  *Afren P.L.C................................  4,970,604   11,086,658       0.8%
   John Wood Group P.L.C......................  1,017,921   13,991,092       0.9%
  *Premier Oil P.L.C..........................  1,957,535   11,099,271       0.8%
   Other Securities...........................              37,081,172       2.5%
                                                          ------------      ----
Total Energy..................................              73,258,193       5.0%
                                                          ------------      ----
Financials -- (14.1%)
   Aberdeen Asset Management P.L.C............  2,601,039   13,663,246       0.9%
   Amlin P.L.C................................  2,265,989   13,660,008       0.9%
   Catlin Group, Ltd..........................  1,602,895   12,215,551       0.8%
   Hiscox, Ltd................................  1,714,088   13,217,072       0.9%
   IG Group Holdings P.L.C....................  1,498,282   10,550,404       0.7%
   Provident Financial P.L.C..................    496,498   11,004,838       0.8%
   Other Securities...........................             135,535,536       9.3%
                                                          ------------      ----
Total Financials..............................             209,846,655      14.3%
                                                          ------------      ----
Health Care -- (2.1%)
   Other Securities...........................              31,080,323       2.1%
                                                          ------------      ----
Industrials -- (27.8%)
   Ashtead Group P.L.C........................  2,502,187   15,116,530       1.0%
   Babcock International Group P.L.C..........  1,401,502   22,154,294       1.5%
   Balfour Beatty P.L.C.......................  3,154,154   16,078,068       1.1%
   Cobham P.L.C...............................  4,694,331   16,320,407       1.1%
   Cookson Group P.L.C........................  1,218,370   11,509,815       0.8%
   IMI P.L.C..................................  1,002,882   15,484,442       1.1%
   Intertek Group P.L.C.......................    378,948   17,273,414       1.2%
   Invensys P.L.C.............................  3,349,956   12,352,173       0.8%
   Meggitt P.L.C..............................  2,407,994   15,018,915       1.0%
   Melrose P.L.C..............................  4,749,372   18,500,491       1.3%
   Qinetiq Group P.L.C........................  3,030,205    9,651,175       0.7%
   Rentokil Initial P.L.C.....................  7,256,414   10,329,224       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                         Percentage
                                                                               Shares      Value++     of Net Assets**
                                                                              --------- -------------- ---------------
Industrials -- (Continued)
   Rotork P.L.C..............................................................   366,679 $   13,509,077        0.9%
   Spirax-Sarco Engineering P.L.C............................................   320,648     10,039,086        0.7%
  *Travis Perkins P.L.C......................................................   930,166     16,254,661        1.1%
   Other Securities..........................................................              194,040,413       13.2%
                                                                                        --------------      -----
Total Industrials............................................................              413,632,185       28.2%
                                                                                        --------------      -----
Information Technology -- (8.9%)
   Halma P.L.C............................................................... 1,549,740     10,329,189        0.7%
   Spectris P.L.C............................................................   515,234     14,431,374        1.0%
   Telecity Group P.L.C......................................................   826,400     12,038,001        0.8%
   Other Securities..........................................................               95,317,734        6.5%
                                                                                        --------------      -----
Total Information Technology.................................................              132,116,298        9.0%
                                                                                        --------------      -----
Materials -- (7.3%)
   Croda International P.L.C.................................................   499,699     17,791,547        1.2%
   DS Smith P.L.C............................................................ 4,475,611     15,451,908        1.1%
   Mondi P.L.C............................................................... 1,222,056     13,471,337        0.9%
   Other Securities..........................................................               61,388,834        4.2%
                                                                                        --------------      -----
Total Materials..............................................................              108,103,626        7.4%
                                                                                        --------------      -----
Telecommunication Services -- (2.2%).........................................
   Inmarsat P.L.C............................................................ 1,658,096     15,190,469        1.0%
   Other Securities..........................................................               17,064,461        1.2%
                                                                                        --------------      -----
Total Telecommunication Services.............................................               32,254,930        2.2%
                                                                                        --------------      -----
Utilities -- (2.4%)
   Drax Group P.L.C.......................................................... 1,615,898     14,665,707        1.0%
   Pennon Group P.L.C........................................................ 1,434,955     16,622,307        1.1%
   Other Securities..........................................................                3,904,650        0.3%
                                                                                        --------------      -----
Total Utilities..............................................................               35,192,664        2.4%
                                                                                        --------------      -----
TOTAL COMMON STOCKS..........................................................            1,457,718,966       99.5%
                                                                                        --------------      -----
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................................................                   15,064        0.0%
                                                                                        --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................................................                       --        0.0%
                                                                                        --------------      -----
                                                                               Shares/
                                                                                Face
                                                                               Amount
                                                                                (000)      Value+
                                                                              --------- --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@DFA Short Term Investment Fund........................................... 2,420,052     28,000,000        1.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
     $224) to be repurchased at $220.........................................        --            220        0.0%
                                                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........................................               28,000,220        1.9%
                                                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,210,154,050).....................................................           $1,485,734,250      101.4%
                                                                                        ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  364,367,151   --    $  364,367,151
     Consumer Staples...........   --        57,866,941   --        57,866,941
     Energy.....................   --        73,258,193   --        73,258,193
     Financials.................   --       209,846,655   --       209,846,655
     Health Care................   --        31,080,323   --        31,080,323
     Industrials................   --       413,632,185   --       413,632,185
     Information Technology.....   --       132,116,298   --       132,116,298
     Materials..................   --       108,103,626   --       108,103,626
     Telecommunication Services.   --        32,254,930   --        32,254,930
     Utilities..................   --        35,192,664   --        35,192,664
  Preferred Stocks
     Consumer Staples...........   --            15,064   --            15,064
  Rights/Warrants...............   --                --   --                --
  Securities Lending Collateral.   --        28,000,220   --        28,000,220
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,485,734,250   --    $1,485,734,250
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                              Percentage
                                      Shares     Value++    of Net Assets**
                                     --------- ------------ ---------------
     COMMON STOCKS -- (88.4%)
     AUSTRIA -- (2.2%)
         Other Securities...........           $ 56,677,767       2.5%
                                               ------------      ----
     BELGIUM -- (3.2%)
         Ackermans & van Haaren NV..   118,073    9,613,309       0.4%
         Other Securities...........             72,036,340       3.2%
                                               ------------      ----
     TOTAL BELGIUM..................             81,649,649       3.6%
                                               ------------      ----
     DENMARK -- (3.4%)
         GN Store Nord A.S..........   803,034   12,585,533       0.5%
        *Topdanmark A.S.............    53,386   10,826,718       0.5%
         Other Securities...........             62,778,523       2.8%
                                               ------------      ----
     TOTAL DENMARK..................             86,190,774       3.8%
                                               ------------      ----
     FINLAND -- (6.1%)
         Elisa Oyj..................   432,751    9,286,323       0.4%
        #KCI Konecranes Oyj.........   245,559    7,808,333       0.3%
         Kesko Oyj Series B.........   250,135    7,821,799       0.4%
         Orion Oyj Series B.........   384,369    9,510,594       0.4%
        #Outotec Oyj................   163,942    8,010,462       0.4%
         Yit Oyj....................   479,016    9,445,723       0.4%
         Other Securities...........            102,256,708       4.6%
                                               ------------      ----
     TOTAL FINLAND..................            154,139,942       6.9%
                                               ------------      ----
     FRANCE -- (9.8%)
       #*Alcatel-Lucent SA.......... 7,392,628    7,558,803       0.3%
         Gemalto NV.................    97,900    8,842,316       0.4%
        #Neopost SA.................   135,048    7,403,969       0.3%
         Societe BIC SA.............    62,449    7,620,209       0.4%
         Other Securities...........            216,651,765       9.7%
                                               ------------      ----
     TOTAL FRANCE...................            248,077,062      11.1%
                                               ------------      ----
     GERMANY -- (12.9%)
        *Aareal Bank AG.............   423,110    9,098,181       0.4%
         Aurubis AG.................   153,470    9,715,684       0.4%
        #Deutsche Wohnen AG.........   646,717   11,844,087       0.5%
         Fuchs Petrolub AG..........   136,940    8,534,620       0.4%
         Rhoen-Klinikum AG..........   406,308    7,913,041       0.4%
        #SGL Carbon SE..............   229,387    9,149,090       0.4%
         Stada Arzneimittel AG......   247,784    7,504,291       0.3%
         Symrise AG.................   307,713   11,068,532       0.5%
         Wirecard AG................   381,688    8,741,631       0.4%
         Other Securities...........            242,716,782      10.8%
                                               ------------      ----
     TOTAL GERMANY..................            326,285,939      14.5%
                                               ------------      ----
     GREECE -- (2.0%)
         Other Securities...........             50,142,446       2.2%
                                               ------------      ----
     IRELAND -- (2.7%)
         DCC P.L.C..................   308,989    8,838,285       0.4%
         Dragon Oil P.L.C...........   990,437    8,866,393       0.4%
         Paddy Power P.L.C..........   180,573   13,336,467       0.6%
         Other Securities...........             36,164,730       1.6%
                                               ------------      ----
     TOTAL IRELAND..................             67,205,875       3.0%
                                               ------------      ----
     ISRAEL -- (2.6%)
         Other Securities...........             64,711,886       2.9%
                                               ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             Percentage
                                   Shares      Value++     of Net Assets**
                                  --------- -------------- ---------------
     ITALY -- (7.5%)
        *Banco Popolare Scarl.... 6,311,267 $   10,071,344       0.5%
       #*Finmeccanica SpA........ 1,593,106      7,900,845       0.4%
         Prysmian SpA............   494,781      9,539,788       0.4%
         Other Securities........              162,659,558       7.2%
                                            --------------      ----
     TOTAL ITALY.................              190,171,535       8.5%
                                            --------------      ----
     NETHERLANDS -- (5.2%)
         Aalberts Industries NV..   469,415      8,532,614       0.4%
         CSM NV..................   363,574      7,426,298       0.3%
         Delta Lloyd NV..........   472,377      7,855,836       0.4%
         Nutreco NV..............   173,920     13,027,581       0.6%
        *PostNL NV............... 1,920,653      7,579,442       0.3%
         Royal Imtech NV.........   349,305      8,780,615       0.4%
        *SBM Offshore NV.........   804,422     10,530,512       0.5%
         Other Securities........               68,339,691       3.0%
                                            --------------      ----
     TOTAL NETHERLANDS...........              132,072,589       5.9%
                                            --------------      ----
     NORWAY -- (3.3%)
         Other Securities........               84,171,601       3.8%
                                            --------------      ----
     PORTUGAL -- (1.2%)
         Other Securities........               29,375,131       1.3%
                                            --------------      ----
     SPAIN -- (4.5%)
         Viscofan SA.............   202,123      9,793,173       0.5%
         Other Securities........              103,986,927       4.6%
                                            --------------      ----
     TOTAL SPAIN.................              113,780,100       5.1%
                                            --------------      ----
     SWEDEN -- (9.4%)
         Castellum AB............   726,291      9,735,330       0.4%
         Holmen AB Series B......   273,916      8,072,161       0.3%
        #Husqvarna AB Series B... 1,434,072      8,330,008       0.4%
         Meda AB Series A........   857,997      8,790,208       0.4%
        *Securitas AB Series B... 1,133,353      8,253,893       0.4%
         Trelleborg AB Series B..   999,202     10,888,078       0.5%
         Other Securities........              183,427,230       8.2%
                                            --------------      ----
     TOTAL SWEDEN................              237,496,908      10.6%
                                            --------------      ----
     SWITZERLAND -- (12.3%)
        #Clariant AG.............   903,053      9,677,105       0.4%
       #*Dufry AG................    77,241      9,824,040       0.4%
         Galenica Holding AG.....    18,828     11,057,552       0.5%
        *GAM Holding AG..........   780,910     10,921,334       0.5%
         Helvetia Holding AG.....    22,754      7,989,963       0.4%
         Lonza Group AG..........   206,376     10,467,022       0.5%
         PSP Swiss Property AG...   148,327     13,621,861       0.6%
         Swiss Life Holding AG...   102,976     13,004,543       0.6%
         Other Securities........              225,523,358      10.0%
                                            --------------      ----
     TOTAL SWITZERLAND...........              312,086,778      13.9%
                                            --------------      ----
     UNITED KINGDOM -- (0.1%)
         Other Securities........                3,239,110       0.1%
                                            --------------      ----
     TOTAL COMMON STOCKS.........            2,237,475,092      99.7%
                                            --------------      ----
     RIGHTS/WARRANTS -- (0.0%)
     BELGIUM -- (0.0%)
         Other Securities........                    1,250       0.0%
                                            --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
ITALY -- (0.0%)
   Other Securities.....................................................             $        8,763        0.0%
                                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS...................................................                     10,013        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund......................................  25,324,114    293,000,000       13.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $1,011,182) to be repurchased at
       $991,365......................................................... $       991        991,355        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                293,991,355       13.1%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,583,421,711)................................................             $2,531,476,460      112.8%
                                                                                     ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
    Austria....................       -- $   56,677,767   --    $   56,677,767
    Belgium....................       --     81,649,649   --        81,649,649
    Denmark....................       --     86,190,774   --        86,190,774
    Finland....................       --    154,139,942   --       154,139,942
    France.....................       --    248,077,062   --       248,077,062
    Germany....................       --    326,285,939   --       326,285,939
    Greece.....................       --     50,142,446   --        50,142,446
    Ireland....................       --     67,205,875   --        67,205,875
    Israel..................... $849,217     63,862,669   --        64,711,886
    Italy......................       --    190,171,535   --       190,171,535
    Netherlands................       --    132,072,589   --       132,072,589
    Norway.....................       --     84,171,601   --        84,171,601
    Portugal...................       --     29,375,131   --        29,375,131
    Spain......................       --    113,780,100   --       113,780,100
    Sweden.....................       --    237,496,908   --       237,496,908
    Switzerland................       --    312,086,778   --       312,086,778
    United Kingdom.............       --      3,239,110   --         3,239,110
 Rights/Warrants...............
    Belgium....................       --          1,250   --             1,250
    Italy......................       --          8,763   --             8,763
 Securities Lending Collateral.       --    293,991,355   --       293,991,355
                                -------- --------------   --    --------------
 TOTAL......................... $849,217 $2,530,627,243   --    $2,531,476,460
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               October 31, 2012

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                           --------- ------------ ---------------
COMMON STOCKS -- (75.6%)
Consumer Discretionary -- (8.5%)
   Aimia, Inc.............................   310,251 $  4,647,164       0.7%
   Astral Media, Inc. Class A.............   197,447    8,081,736       1.2%
  #Cineplex, Inc..........................   241,959    7,510,117       1.1%
  #Corus Entertainment, Inc. Class B......   304,900    6,902,417       1.0%
 #*Imax Corp..............................   260,537    5,874,637       0.8%
   Linamar Corp...........................   200,980    4,427,094       0.6%
  #RONA, Inc..............................   677,175    6,956,511       1.0%
   Other Securities.......................             32,434,102       4.7%
                                                     ------------      ----
Total Consumer Discretionary..............             76,833,778      11.1%
                                                     ------------      ----
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc..................   387,979    4,311,957       0.6%
  #North West Co., Inc. (The).............   188,473    4,415,788       0.7%
   Other Securities.......................             14,435,488       2.1%
                                                     ------------      ----
   Total Consumer Staples.................             23,163,233       3.4%
                                                     ------------      ----
Energy -- (19.2%)
 #*BlackPearl Resources, Inc.............. 1,165,485    3,979,278       0.6%
  *Celtic Exploration, Ltd................   323,700    8,452,662       1.2%
  *Gran Tierra Energy, Inc................ 1,065,607    5,366,712       0.8%
   Mullen Group, Ltd......................   312,028    6,470,188       0.9%
  #Parkland Fuel Corp.....................   265,671    4,532,700       0.7%
   Pason Systems, Inc.....................   259,107    4,220,947       0.6%
 #*Petrobank Energy & Resources, Ltd......   425,702    5,847,941       0.8%
   ShawCor, Ltd. Class A..................   212,900    9,485,907       1.4%
  #Trican Well Service, Ltd...............   564,307    6,734,958       1.0%
   Other Securities.......................            118,885,028      17.2%
                                                     ------------      ----
Total Energy..............................            173,976,321      25.2%
                                                     ------------      ----
Financials -- (5.9%)
  #Canadian Western Bank..................   271,572    8,037,715       1.2%
  #Davis & Henderson Corp.................   239,699    5,030,379       0.7%
   Granite Real Estate, Inc...............   143,257    5,252,637       0.8%
  #Home Capital Group, Inc................   120,600    6,140,185       0.9%
   Laurentian Bank of Canada..............   109,624    4,878,885       0.7%
   Other Securities.......................             24,307,922       3.5%
                                                     ------------      ----
Total Financials..........................             53,647,723       7.8%
                                                     ------------      ----
Health Care -- (1.6%)
   Other Securities.......................             14,136,911       2.0%
                                                     ------------      ----
Industrials -- (9.0%).....................
  #Ritchie Brothers Auctioneers, Inc......   244,637    5,425,491       0.8%
  #Russel Metals, Inc.....................   246,300    6,880,370       1.0%
   Stantec, Inc...........................   182,098    6,272,011       0.9%
  #Superior Plus Corp.....................   559,647    5,468,991       0.8%
   Toromont Industries, Ltd...............   274,167    5,380,399       0.8%
   TransForce, Inc........................   314,697    5,744,106       0.8%
 #*Westport Innovations, Inc..............   158,805    4,436,205       0.7%
   Other Securities.......................             42,117,801       6.1%
                                                     ------------      ----
Total Industrials.........................             81,725,374      11.9%
                                                     ------------      ----
Information Technology -- (3.9%)
  *Celestica, Inc.........................   874,907    6,351,015       0.9%
   Constellation Software, Inc............    36,819    4,223,264       0.6%
   MacDonald Dettweiler & Associates, Ltd.   128,853    7,224,799       1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                          Shares      Value++    of Net Assets**
                                       ------------ ------------ ---------------
Information Technology -- (Continued)
   Other Securities...................              $ 17,654,949        2.6%
                                                    ------------      -----
Total Information Technology..........                35,454,027        5.1%
                                                    ------------      -----
Materials -- (21.4%)
   #Alamos Gold, Inc..................     382,920     7,495,455        1.1%
  #*AuRico Gold, Inc..................     892,052     7,449,025        1.1%
  #*B2Gold Corp.......................   1,401,050     5,793,578        0.8%
   *Canfor Corp.......................     411,155     5,862,175        0.9%
   #CCL Industries, Inc. Class B......     107,585     3,983,473        0.6%
   *First Majestic Silver Corp........     431,070     9,965,869        1.4%
   *Harry Winston Diamond Corp........     284,763     4,085,761        0.6%
   #HudBay Minerals, Inc..............     734,374     6,816,167        1.0%
  #*NovaGold Resources, Inc...........     845,155     4,104,132        0.6%
  #*OceanaGold Corp...................   1,151,416     4,035,000        0.6%
    Sherritt International Corp.......   1,571,926     6,799,219        1.0%
  #*Silver Standard Resources, Inc....     340,397     5,170,285        0.7%
   #West Fraser Timber Co., Ltd.......     126,174     7,641,818        1.1%
    Other Securities..................               115,503,398       16.8%
                                                    ------------      -----
Total Materials.......................               194,705,355       28.3%
                                                    ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities...................                 3,228,819        0.5%
                                                    ------------      -----
Utilities -- (3.2%)
   #Algonquin Power & Utilities Corp..     574,574     3,975,275        0.6%
    Capital Power Corp................     287,449     6,161,986        0.9%
   #Just Energy Group, Inc............     583,478     5,970,608        0.9%
   #Northland Power, Inc..............     297,306     5,763,048        0.8%
    Other Securities..................                 7,611,960        1.1%
                                                    ------------      -----
   Total Utilities....................                29,482,877        4.3%
                                                    ------------      -----
TOTAL COMMON STOCKS...................               686,354,418       99.6%
                                                    ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...................                    12,722        0.0%
                                                    ------------      -----

                                         Shares/
                                           Face
                                       Amount (000)   Value+
-                                      ------------ ------------
SECURITIES LENDING COLLATERAL --
  (24.4%)
(S)@DFA Short Term Investment Fund....  19,101,124   221,000,000       32.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.35%,
     11/01/12 (Collateralized by FNMA
     4.000%, 05/01/42 & 5.000%,
     01/01/39, valued at $448,986) to
     be repurchased at $440,186....... $       440       440,182        0.0%
                                                    ------------      -----
TOTAL SECURITIES LENDING COLLATERAL...               221,440,182       32.1%
                                                    ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost
  $996,859,895)                                     $907,807,322      131.7%
                                                    ============      =====

The Canadian Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   Investment in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 76,833,778           --   --    $ 76,833,778
    Consumer Staples...........   23,163,233           --   --      23,163,233
    Energy.....................  173,976,321           --   --     173,976,321
    Financials.................   53,647,723           --   --      53,647,723
    Health Care................   14,136,911           --   --      14,136,911
    Industrials................   81,725,374           --   --      81,725,374
    Information Technology.....   35,454,027           --   --      35,454,027
    Materials..................  194,582,087 $    123,268   --     194,705,355
    Telecommunication Services.    3,228,819           --   --       3,228,819
    Utilities..................   29,482,877           --   --      29,482,877
 Rights/Warrants...............        1,807       10,915   --          12,722
 Securities Lending Collateral.           --  221,440,182   --     221,440,182
                                ------------ ------------   --    ------------
 TOTAL......................... $686,232,957 $221,574,365   --    $907,807,322
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                           ---------- ------------ ---------------
COMMON STOCKS -- (87.9%)
ARGENTINA -- (0.0%)
    Other Securities......................................            $         --       0.0%
                                                                      ------------      ----
BRAZIL -- (5.9%)
    BM&F Bovespa SA.......................................  1,665,208   10,658,381       0.3%
   #BRF - Brasil Foods SA ADR.............................    594,060   10,883,179       0.4%
    Petroleo Brasilerio SA ADR............................  1,206,339   25,586,450       0.9%
   #Vale SA Sponsored ADR.................................  1,090,933   19,985,893       0.7%
    Other Securities......................................             113,098,162       3.9%
                                                                      ------------      ----
TOTAL BRAZIL..............................................             180,212,065       6.2%
                                                                      ------------      ----
CHILE -- (1.7%)
    Other Securities......................................              52,376,766       1.8%
                                                                      ------------      ----
CHINA -- (14.4%)
    Bank of China, Ltd. Series H.......................... 54,772,100   22,439,161       0.8%
    China Construction Bank Corp. Series H................ 50,081,590   37,608,762       1.3%
   #China Life Insurance Co., Ltd. ADR....................    323,770   14,304,159       0.5%
   #China Mobile, Ltd. Sponsored ADR......................    797,772   44,188,591       1.5%
    China Petroleum & Chemical Corp. ADR..................    106,449   11,199,499       0.4%
    China Shenhua Energy Co., Ltd. Series H...............  2,230,500    9,451,071       0.3%
   #CNOOC, Ltd. ADR.......................................    105,160   21,615,638       0.7%
    Industrial & Commercial Bank of China, Ltd. Series H.. 45,200,185   29,764,290       1.0%
    PetroChina Co., Ltd. ADR..............................    145,110   19,700,134       0.7%
   #Ping An Insurance Group Co. of China, Ltd. Series H...  1,230,500    9,683,465       0.3%
    Tencent Holdings, Ltd.................................    700,600   24,697,196       0.9%
    Other Securities......................................             197,502,523       6.8%
                                                                      ------------      ----
TOTAL CHINA...............................................             442,154,489      15.2%
                                                                      ------------      ----
COLOMBIA -- (0.5%)
    Other Securities......................................              16,878,201       0.6%
                                                                      ------------      ----
CZECH REPUBLIC -- (0.5%)
    Other Securities......................................              14,157,172       0.5%
                                                                      ------------      ----
EGYPT -- (0.2%)
    Other Securities......................................               4,867,413       0.2%
                                                                      ------------      ----
HUNGARY -- (0.4%)
    Other Securities......................................              11,585,628       0.4%
                                                                      ------------      ----
INDIA -- (7.5%)
    HDFC Bank, Ltd........................................  1,422,205   16,628,866       0.6%
    ITC, Ltd..............................................  2,036,173   10,663,754       0.4%
    Reliance Industries, Ltd..............................  1,432,266   21,357,809       0.7%
    Tata Consultancy Services, Ltd........................    436,140   10,644,140       0.3%
    Other Securities......................................             171,927,254       5.9%
                                                                      ------------      ----
TOTAL INDIA...............................................             231,221,823       7.9%
                                                                      ------------      ----
INDONESIA -- (3.0%)
    PT Astra International Tbk............................ 18,834,110   15,721,127       0.5%
    Other Securities......................................              75,273,062       2.6%
                                                                      ------------      ----
TOTAL INDONESIA...........................................              90,994,189       3.1%
                                                                      ------------      ----
ISRAEL -- (0.0%)
    Other Securities......................................                      17       0.0%
                                                                      ------------      ----
MALAYSIA -- (3.9%)
    CIMB Group Holdings Berhad............................  3,992,654    9,978,299       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities............................            $109,647,195       3.8%
                                                           ------------      ----
TOTAL MALAYSIA.................................             119,625,494       4.1%
                                                           ------------      ----
MEXICO -- (5.7%)
   America Movil S.A.B. de C.V. Series L....... 33,690,314   42,736,835       1.5%
  *Cemex S.A.B. de C.V. Sponsored ADR..........  1,144,044   10,342,158       0.3%
   Fomento Economico Mexicano S.A.B. de C.V....  1,901,129   17,135,424       0.6%
   Grupo Mexico S.A.B. de C.V. Series B........  3,579,616   11,476,423       0.4%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V..  4,944,929   14,554,572       0.5%
   Other Securities............................              80,544,258       2.8%
                                                           ------------      ----
TOTAL MEXICO...................................             176,789,670       6.1%
                                                           ------------      ----
PERU -- (0.4%)
   Other Securities............................              13,254,591       0.5%
                                                           ------------      ----
PHILIPPINES -- (1.1%)
   Other Securities............................              34,867,739       1.2%
                                                           ------------      ----
POLAND -- (1.5%)
   Other Securities............................              45,242,356       1.6%
                                                           ------------      ----
RUSSIA -- (4.5%)
   Gazprom OAO Sponsored ADR...................  4,557,577   41,861,317       1.4%
   Lukoil OAO Sponsored ADR....................    376,321   22,838,291       0.8%
  *Sberbank of Russia Sponsored ADR............  1,585,492   18,749,162       0.6%
   Other Securities............................              54,443,702       1.9%
                                                           ------------      ----
TOTAL RUSSIA...................................             137,892,472       4.7%
                                                           ------------      ----
SOUTH AFRICA -- (7.4%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.......    331,815   11,275,074       0.4%
   MTN Group, Ltd..............................  1,575,988   28,452,821       1.0%
   Naspers, Ltd. Series N......................    307,957   19,991,188       0.7%
   Sasol, Ltd. Sponsored ADR...................    536,546   22,754,916       0.8%
   Standard Bank Group, Ltd....................  1,007,241   12,437,628       0.4%
   Other Securities............................             133,172,495       4.5%
                                                           ------------      ----
TOTAL SOUTH AFRICA.............................             228,084,122       7.8%
                                                           ------------      ----
SOUTH KOREA -- (14.3%)
   Hyundai Mobis...............................     55,218   14,033,384       0.5%
   Hyundai Motor Co., Ltd......................    130,240   26,766,758       0.9%
  #Kia Motors Corp.............................    224,568   12,449,986       0.4%
   LG Chemical, Ltd............................     37,273   10,455,811       0.4%
   POSCO.......................................     50,240   15,793,173       0.6%
   Samsung Electronics Co., Ltd................     71,022   85,229,070       2.9%
   Samsung Electronics Co., Ltd. GDR...........     49,372   29,919,407       1.0%
   Shinhan Financial Group Co., Ltd............    273,716    9,394,602       0.3%
   Other Securities............................             236,085,690       8.1%
                                                           ------------      ----
TOTAL SOUTH KOREA..............................             440,127,881      15.1%
                                                           ------------      ----
TAIWAN -- (10.6%)
   Formosa Plastics Corp.......................  3,709,648   10,098,181       0.3%
  #Hon Hai Precision Industry Co., Ltd.........  8,047,506   24,400,340       0.8%
   Taiwan Semiconductor Manufacturing Co., Ltd. 20,007,808   60,964,986       2.1%
   Other Securities............................             229,028,962       7.9%
                                                           ------------      ----
TOTAL TAIWAN...................................             324,492,469      11.1%
                                                           ------------
THAILAND -- (2.6%)
   Other Securities............................              78,635,189       2.7%
                                                           ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                      Percentage
                                                                           Shares       Value++     of Net Assets**
                                                                         ----------- -------------- ---------------
TURKEY -- (1.8%)
   Other Securities.....................................................             $   56,233,417        1.9%
                                                                                     --------------      -----
TOTAL COMMON STOCKS.....................................................              2,699,693,163       92.7%
                                                                                     --------------      -----
PREFERRED STOCKS -- (6.4%)
BRAZIL -- (6.2%)
   Banco Bradesco SA....................................................   1,656,632     26,100,896        0.9%
   Cia de Bebidas das Americas SA ADR...................................     622,039     25,372,971        0.9%
   Itau Unibanco Holding SA.............................................   1,765,700     25,819,793        0.9%
   Petroleo Brasilerio SA ADR...........................................   1,711,000     35,126,830        1.2%
   Vale SA..............................................................   1,412,691     25,283,138        0.9%
   Other Securities.....................................................                 53,718,271        1.8%
                                                                                     --------------      -----
TOTAL BRAZIL............................................................                191,421,899        6.6%
                                                                                     --------------      -----
CHILE -- (0.2%)
   Other Securities.....................................................                  5,338,531        0.2%
                                                                                     --------------      -----
COLOMBIA -- (0.0%)
   Other Securities.....................................................                    350,944        0.0%
                                                                                     --------------      -----
TOTAL PREFERRED STOCKS                                                                  197,111,374        6.8%
                                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)...............................................
SOUTH AFRICA -- (0.0%)
   Other Securities.....................................................                     13,007        0.0%
                                                                                     --------------      -----
                                                                           Shares/
                                                                            Face
                                                                           Amount
                                                                            (000)       Value+
                                                                         ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@DFA Short Term Investment Fund......................................  15,125,324    175,000,000        6.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
       11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
       01/01/39, valued at $450,637) to be repurchased at $441,806...... $       442        441,801        0.0%
                                                                                     --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....................................                175,441,801        6.0%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,006,449,577)................................................             $3,072,259,345      105.5%
                                                                                     ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $180,212,065             --   --    $  180,212,065
   Chile......................   52,376,766             --   --        52,376,766
   China......................  126,342,004 $  315,812,485   --       442,154,489
   Colombia...................   16,878,201             --   --        16,878,201
   Czech Republic.............           --     14,157,172   --        14,157,172
   Egypt......................           --      4,867,413   --         4,867,413
   Hungary....................           --     11,585,628   --        11,585,628
   India......................   18,446,964    212,774,859   --       231,221,823
   Indonesia..................       55,259     90,938,930   --        90,994,189
   Israel.....................           --             17   --                17
   Malaysia...................           --    119,625,494   --       119,625,494
   Mexico.....................  176,782,316          7,354   --       176,789,670
   Peru.......................   13,254,591             --   --        13,254,591
   Philippines................           --     34,867,739   --        34,867,739
   Poland.....................           --     45,242,356   --        45,242,356
   Russia.....................    5,524,026    132,368,446   --       137,892,472
   South Africa...............   44,801,267    183,282,855   --       228,084,122
   South Korea................   13,060,688    427,067,193   --       440,127,881
   Taiwan.....................    8,756,012    315,736,457   --       324,492,469
   Thailand...................   78,635,189             --   --        78,635,189
   Turkey.....................    1,121,599     55,111,818   --        56,233,417
Preferred Stocks
   Brazil.....................  191,421,899             --   --       191,421,899
   Chile......................    5,338,531             --   --         5,338,531
   Colombia...................      350,944             --   --           350,944
Rights/Warrants
   South Africa...............           --         13,007   --            13,007
Securities Lending Collateral.           --    175,441,801   --       175,441,801
                               ------------ --------------   --    --------------
TOTAL......................... $933,358,321 $2,138,901,024   --    $3,072,259,345
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                             Percentage
                                                    Shares      Value++    of Net Assets**
                                                  ----------- ------------ ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
   Other Securities..............................             $         --       0.0%
                                                              ------------      ----
BRAZIL -- (8.9%)
   All America Latina Logistica SA...............   1,296,400    5,897,805       0.2%
   Anhanguera Educacional Participacoes SA.......     613,145   10,747,132       0.4%
   Cia de Saneamento de Minas Gerais-Copasa SA...     298,421    7,043,796       0.2%
   Cia Hering SA.................................     340,090    7,813,003       0.3%
   Diagnosticos da America SA....................   1,189,841    7,908,645       0.3%
   Duratex SA....................................   1,087,562    7,566,161       0.3%
   Energias do Brazil SA.........................   1,190,706    7,445,393       0.2%
   Estacio Participacoes SA......................     396,371    7,552,526       0.3%
  *Kroton Educacional SA Unit Shares.............     367,679    7,349,778       0.2%
   Localiza Rent a Car SA........................     397,002    6,958,603       0.2%
   MRV Engenharia e Participacoes SA.............   1,595,833    8,092,898       0.3%
   OdontoPrev SA.................................   1,315,743    6,802,049       0.2%
   PDG Realty SA Empreendimentos e Participacoes.   4,452,753    7,497,804       0.3%
   Raia Drogasil SA..............................     652,675    7,182,140       0.2%
   Sul America SA................................     872,609    6,874,147       0.2%
   Totvs SA......................................     453,100    9,213,476       0.3%
   Other Securities..............................              165,898,127       5.6%
                                                              ------------      ----
TOTAL BRAZIL.....................................              287,843,483       9.7%
                                                              ------------      ----
CHILE -- (1.4%)
   Other Securities..............................               45,262,428       1.5%
                                                              ------------      ----
CHINA -- (14.1%)
  #Geely Automobile Holdings, Ltd................  17,610,000    7,552,943       0.3%
   Kingboard Chemical Holdings, Ltd..............   2,516,851    7,467,568       0.2%
  #Sino-Ocean Land Holdings, Ltd.................  12,181,591    7,613,061       0.3%
   Yuexiu Property Co., Ltd......................  21,435,432    5,860,904       0.2%
   Other Securities..............................              431,216,407      14.6%
                                                              ------------      ----
TOTAL CHINA......................................              459,710,883      15.6%
                                                              ------------      ----
COLOMBIA -- (0.0%)
   Other Securities..............................                  753,689       0.0%
                                                              ------------      ----
HONG KONG -- (0.0%)
   Other Securities..............................                   12,892       0.0%
                                                              ------------      ----
HUNGARY -- (0.1%)
   Other Securities..............................                2,091,125       0.1%
                                                              ------------      ----
INDIA -- (8.4%)
   Other Securities..............................              272,539,401       9.2%
                                                              ------------      ----
INDONESIA -- (4.3%)
   PT Bhakti Investama Tbk....................... 103,922,400    5,917,040       0.2%
   PT Lippo Karawaci Tbk.........................  78,560,312    7,581,188       0.3%
   PT Mayorah Indah Tbk..........................   2,535,500    6,225,811       0.2%
   Other Securities..............................              121,590,703       4.1%
                                                              ------------      ----
TOTAL INDONESIA..................................              141,314,742       4.8%
                                                              ------------      ----
ISRAEL -- (0.0%)
   Other Securities..............................                  294,542       0.0%
                                                              ------------      ----
MALAYSIA -- (5.0%)
   Other Securities..............................              162,803,488       5.5%
                                                              ------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 Percentage
                                                       Shares      Value++     of Net Assets**
                                                      --------- -------------- ---------------
MEXICO -- (3.1%)
  #Arca Continental S.A.B. de C.V.................... 1,556,394 $   11,291,999       0.4%
 #*Genomma Lab Internacional S.A.B. de C.V. Series B. 4,371,954      8,714,526       0.3%
  *Industrias CH S.A.B. de C.V. Series B............. 1,217,718      7,066,931       0.2%
   Other Securities..................................               73,004,310       2.5%
                                                                --------------      ----
TOTAL MEXICO.........................................              100,077,766       3.4%
                                                                --------------      ----
PHILIPPINES -- (1.8%)
   Other Securities..................................               57,524,419       2.0%
                                                                --------------      ----
POLAND -- (1.5%)
   Other Securities..................................               48,812,366       1.7%
                                                                --------------      ----
SOUTH AFRICA -- (7.9%)
   Aveng, Ltd........................................ 2,057,732      7,365,511       0.3%
   AVI, Ltd.......................................... 1,505,301      9,947,350       0.3%
   Barloworld, Ltd...................................   854,276      6,922,746       0.2%
   Clicks Group, Ltd................................. 1,482,749     10,352,580       0.4%
   DataTec, Ltd......................................   975,763      6,065,177       0.2%
   Mr. Price Group, Ltd..............................   506,742      7,804,688       0.3%
  *Murray & Roberts Holdings, Ltd.................... 2,783,531      6,981,927       0.2%
   Nampak, Ltd....................................... 3,859,288     12,860,050       0.4%
   PPC, Ltd.......................................... 3,061,791     10,222,236       0.4%
   Reunert, Ltd......................................   945,660      8,334,441       0.3%
  *Sappi, Ltd........................................ 2,855,413      8,098,615       0.3%
   Spar Group, Ltd. (The)............................   622,477      8,691,302       0.3%
   Tongaat-Hulett, Ltd...............................   629,016      9,888,343       0.3%
   Other Securities..................................              142,665,475       4.8%
                                                                --------------      ----
TOTAL SOUTH AFRICA...................................              256,200,441       8.7%
                                                                --------------      ----
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc...........................   572,470      6,479,633       0.2%
 #*Cheil Worldwide, Inc..............................   380,705      7,332,746       0.3%
   CJ Corp...........................................    63,673      6,210,345       0.2%
   DGB Financial Group, Inc..........................   528,843      6,682,580       0.2%
   Hyosung Corp......................................   106,255      5,851,998       0.2%
   Hyundai Marine & Fire Insurance Co., Ltd..........   203,720      6,574,751       0.2%
   Korea Investment Holdings Co., Ltd................   175,310      5,992,811       0.2%
   Macquarie Korea Infrastructure Fund............... 1,309,661      8,046,199       0.3%
  #Woongjin Coway Co., Ltd...........................   187,030      6,814,273       0.2%
   Yuhan Corp........................................    34,258      5,913,574       0.2%
   Other Securities..................................              382,362,019      13.0%
                                                                --------------      ----
TOTAL SOUTH KOREA....................................              448,260,929      15.2%
                                                                --------------      ----
TAIWAN -- (12.5%)
   Other Securities..................................              406,004,257      13.7%
                                                                --------------      ----
THAILAND -- (3.5%)
   Other Securities..................................              112,281,873       3.8%
                                                                --------------      ----
TURKEY -- (2.8%)
   Other Securities..................................               92,008,419       3.1%
                                                                --------------      ----
TOTAL COMMON STOCKS..................................            2,893,797,143      98.0%
                                                                --------------      ----
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
   Marcopolo SA...................................... 1,047,700      6,143,673       0.2%
   Other Securities..................................               45,670,415       1.6%
                                                                --------------      ----
TOTAL BRAZIL.........................................               51,814,088       1.8%
                                                                --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                          Shares       Value++     of Net Assets**
                                         ---------- -------------- ---------------
INDIA -- (0.0%)
   Other Securities.....................            $       15,097        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                    83,726        0.0%
                                                    --------------      -----
TOTAL PREFERRED STOCKS..................                51,912,911        1.8%
                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.....................                    11,762        0.0%
                                                    --------------      -----
INDONESIA -- (0.0%)
   Other Securities.....................                       540        0.0%
                                                    --------------      -----
MALAYSIA -- (0.0%)
   Other Securities.....................                     5,855        0.0%
                                                    --------------      -----
POLAND -- (0.0%)
   Other Securities.....................                    12,515        0.0%
                                                    --------------      -----
SOUTH AFRICA -- (0.0%)
   Other Securities.....................                    84,368        0.0%
                                                    --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities.....................                    21,309        0.0%
                                                    --------------      -----
TAIWAN -- (0.0%)
   Other Securities.....................                     1,792        0.0%
                                                    --------------      -----
THAILAND -- (0.0%)
   Other Securities.....................                        --        0.0%
                                                    --------------      -----
TOTAL RIGHTS/WARRANTS...................                   138,141        0.0%
                                                    --------------      -----

                                          Shares/
                                           Face
                                          Amount
                                           (000)       Value+
                                         ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund...... 26,101,988    302,000,000       10.2%
                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,930,243,382)................            $3,247,848,195      110.0%
                                                    ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $287,843,483             --   --    $  287,843,483
   Chile......................   45,262,428             --   --        45,262,428
   China......................       39,450 $  459,671,433   --       459,710,883
   Colombia...................      753,689             --   --           753,689
   Hong Kong..................           --         12,892   --            12,892
   Hungary....................           --      2,091,125   --         2,091,125
   India......................      822,501    271,716,900   --       272,539,401
   Indonesia..................           --    141,314,742   --       141,314,742
   Israel.....................           --        294,542   --           294,542
   Malaysia...................           --    162,803,488   --       162,803,488
   Mexico.....................   99,784,365        293,401   --       100,077,766
   Philippines................           --     57,524,419   --        57,524,419
   Poland.....................           --     48,812,366   --        48,812,366
   South Africa...............           --    256,200,441   --       256,200,441
   South Korea................           --    448,260,929   --       448,260,929
   Taiwan.....................           --    406,004,257   --       406,004,257
   Thailand...................  112,183,894         97,979   --       112,281,873
   Turkey.....................           --     92,008,419   --        92,008,419
Preferred Stocks
   Brazil.....................   51,776,669         37,419   --        51,814,088
   India......................           --         15,097   --            15,097
   Malaysia...................           --         83,726   --            83,726
Rights/Warrants
   Brazil.....................           --         11,762   --            11,762
   Indonesia..................           --            540   --               540
   Malaysia...................           --          5,855   --             5,855
   Poland.....................           --         12,515   --            12,515
   South Africa...............           --         84,368   --            84,368
   South Korea................           --         21,309   --            21,309
   Taiwan.....................           --          1,792   --             1,792
   Thailand...................           --             --   --                --
Securities Lending Collateral.           --    302,000,000   --       302,000,000
                               ------------ --------------   --    --------------
TOTAL......................... $598,466,479 $2,649,381,716   --    $3,247,848,195
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                    The Japanese   The Asia
                                                                           The U.S.      The DFA       Small     Pacific Small
                                                                          Large Cap   International   Company       Company
                                                                         Value Series Value Series     Series       Series
                                                                         ------------ ------------- ------------ -------------
ASSETS:
Investments at Value (including $581,088,
   $580,675, $211,713 and $179,249 of securities on loan, respectively). $10,580,291   $7,190,531    $1,671,206   $  993,970
Temporary Cash Investments at Value & Cost..............................       8,414           --            --           --
Collateral Received from Securities on Loan at
   Value & Cost.........................................................       1,574        1,682         3,965        1,641
Affiliated Collateral Received from Securities on
   Loan at Value & Cost.................................................     596,183      610,000       225,000      200,000
Foreign Currencies at Value.............................................          --       11,804         1,629        7,889
Cash....................................................................          --       10,538           987          421
Receivables:
   Investment Securities Sold...........................................         154           39         4,651        2,087
   Dividends, Interest and Tax Reclaims.................................      13,428       25,600        12,702        2,144
   Securities Lending Income............................................         179          608           263          339
   Fund Shares Sold.....................................................         202        5,782            --          500
Prepaid Expenses and Other Assets.......................................          --          177            --           --
                                                                         -----------   ----------    ----------   ----------
       Total Assets.....................................................  11,200,425    7,856,761     1,920,403    1,208,991
                                                                         ===========   ==========    ==========   ==========
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     597,757      611,682       228,965      201,641
   Investment Securities Purchased......................................       4,455        2,826         4,385        2,837
   Fund Shares Redeemed.................................................       7,689        2,358            62           90
   Due to Advisor.......................................................         890        1,209           141           83
   Loan Payable.........................................................          --           --            --          401
Unrealized Loss on Foreign Currency Contracts...........................          --           --            --            1
Accrued Expenses and Other Liabilities..................................         482          437           119           78
                                                                         -----------   ----------    ----------   ----------
       Total Liabilities................................................     611,273      618,512       233,672      205,131
                                                                         -----------   ----------    ----------   ----------
NET ASSETS.............................................................. $10,589,152   $7,238,249    $1,686,731   $1,003,860
                                                                         ===========   ==========    ==========   ==========
Investments at Cost..................................................... $ 7,765,593   $6,790,794    $1,867,719   $  951,649
                                                                         ===========   ==========    ==========   ==========
Foreign Currencies at Cost.............................................. $        --   $   11,815    $    1,628   $    7,863
                                                                         ===========   ==========    ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                   The United     The       The
                                                                    Kingdom   Continental Canadian    The     The Emerging
                                                                     Small       Small     Small    Emerging    Markets
                                                                    Company     Company   Company   Markets    Small Cap
                                                                     Series     Series     Series   Series*     Series*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $26,517, $274,460, $209,339,
  $211,020 and $330,402 of securities on loan,respectively)....... $1,457,734 $2,237,485  $686,367 $2,896,818  $2,945,848
Collateral Received from Securities on Loan at Value & Cost.......         --        991       440        442          --
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................     28,000    293,000   221,000    175,000     302,000
Foreign Currencies at Value.......................................      2,526      2,359     1,190      9,517       2,718
Cash..............................................................        187        335       466      3,867       7,127
Receivables:
   Investment Securities Sold.....................................        310      1,981       772        175         138
   Dividends and Tax Reclaims.....................................      4,225      2,774       421      3,133       1,986
   Securities Lending Income......................................         43        586       284        395       1,222
   Fund Shares Sold...............................................         --         20        --      4,566         115
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,493,025  2,539,531   910,940  3,093,913   3,261,154
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................     28,000    293,991   221,440    175,442     302,000
   Investment Securities Purchased................................         --         10       296      4,269       4,777
   Fund Shares Redeemed...........................................          3         --        --        228          --
   Due to Advisor.................................................        121        188        58        242         491
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         63        163        60        425         535
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................     28,187    294,352   221,854    180,606     307,804
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,464,838 $2,245,179  $689,086 $2,913,307  $2,953,350
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,182,154 $2,289,430  $775,420 $1,831,008  $2,628,243
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,508 $    2,355  $  1,192 $    9,562  $    2,699
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                                                                                     The Asia
                                                                               The U.S.      The DFA    The Japanese Pacific
                                                                                 Large    International    Small      Small
                                                                               Cap Value      Value       Company    Company
                                                                                Series       Series        Series     Series
                                                                               ---------- ------------- ------------ --------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $0, $20,887, $2,646 and $869,
     respectively)............................................................ $  216,492   $ 263,184     $ 35,255   $37,078
   Interest...................................................................         21           2           --        --
   Income from Securities Lending.............................................      7,882      13,556        2,692     3,507
                                                                               ----------   ---------     --------   -------
          Total Investment Income.............................................    224,395     276,742       37,947    40,585
                                                                               ----------   ---------     --------   -------
Expenses
   Investment Advisory Services Fees..........................................      9,897      13,887        1,638       918
   Accounting & Transfer Agent Fees...........................................        932         666          176       110
   Custodian Fees.............................................................        107       1,453          481       424
   Shareholders' Reports......................................................         52          37            9         5
   Directors'/Trustees' Fees & Expenses.......................................         84          59           14         8
   Professional Fees..........................................................        362         237           45        26
   Other......................................................................        114         100           24        15
                                                                               ----------   ---------     --------   -------
          Total Expenses......................................................     11,548      16,439        2,387     1,506
                                                                               ----------   ---------     --------   -------
   Fees Paid Indirectly.......................................................         --         (18)          (7)       (3)
                                                                               ----------   ---------     --------   -------
   Net Expenses...............................................................     11,548      16,421        2,380     1,503
                                                                               ----------   ---------     --------   -------
   Net Investment Income (Loss)...............................................    212,847     260,321       35,567    39,082
                                                                               ----------   ---------     --------   -------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.............................................    408,690     133,256       15,297    27,956
       Futures................................................................         --          --         (283)     (140)
       Foreign Currency Transactions..........................................         --      (1,249)         593      (236)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............................  1,049,282    (157,327)     (47,991)    3,183
       Translation of Foreign Currency Denominated Amounts....................         --        (266)         (76)      (94)
                                                                               ----------   ---------     --------   -------
   Net Realized and Unrealized Gain (Loss)....................................  1,457,972     (25,586)     (32,460)   30,669
                                                                               ----------   ---------     --------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations............... $1,670,819   $ 234,735     $  3,107   $69,751
                                                                               ==========   =========     ========   =======

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

                                                              The United     The
                                                               Kingdom   Continental The Canadian    The      The Emerging
                                                                Small       Small       Small      Emerging     Markets
                                                               Company     Company     Company     Markets     Small Cap
                                                                Series     Series       Series      Series       Series
                                                              ---------- ----------- ------------ --------    ------------
Investment Income
   Dividends (Net of Foreign Taxes Withheld of $23, $8,095,
     $2,668, $8,881 and $7,052, respectively)................  $ 43,186    $56,091     $ 14,549   $ 68,066      $ 58,851
   Interest..................................................        --         20           --         --            --
   Income from Securities Lending............................       337      9,906        2,591      5,012         8,179
                                                               --------    -------     --------   --------      --------
          Total Investment Income............................    43,523     66,017       17,140     73,078        67,030
                                                               --------    -------     --------   --------      --------
Expenses
   Investment Advisory Services Fees.........................     1,246      1,999          705      2,666         4,726
   Accounting & Transfer Agent Fees..........................       140        209           90        270           242
   Custodian Fees............................................       115        818          197      2,092         3,244
   Shareholders' Reports.....................................         6         11            4         14            12
   Directors'/Trustees' Fees & Expenses......................        10         17            6         22            18
   Professional Fees.........................................        33         77           20        111           261
   Other.....................................................        18         31            8         43            36
                                                               --------    -------     --------   --------      --------
          Total Expenses.....................................     1,568      3,162        1,030      5,218         8,539
                                                               --------    -------     --------   --------      --------
   Fees Paid Indirectly......................................        (3)        (8)          (1)       (19)          (21)
                                                               --------    -------     --------   --------      --------
   Net Expenses..............................................     1,565      3,154        1,029      5,199         8,518
                                                               --------    -------     --------   --------      --------
   Net Investment Income (Loss)..............................    41,958     62,863       16,111     67,879        58,512
                                                               --------    -------     --------   --------      --------
Realized and Unrealized Gain (Loss)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................   (16,423)    (4,064)      26,982     34,169       106,663
       Futures...............................................       236         69           --         --          (389)
       Foreign Currency Transactions.........................       339       (359)         111       (571)**     (1,553)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............   247,250        694      (63,323)    24,259         6,038
       Translation of Foreign Currency Denominated
         Amounts.............................................       (35)      (285)          (7)        20           (15)
                                                               --------    -------     --------   --------      --------
   Net Realized and Unrealized Gain (Loss)...................   231,367     (3,945)     (36,237)    57,877       110,744
                                                               --------    -------     --------   --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................  $273,325    $58,918     $(20,126)  $125,756      $169,256
                                                               ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                            The U.S.                  The DFA               The Japanese
                                                         Large Cap Value        International Value         Small Company
                                                             Series                    Series                  Series
                                                    ------------------------  -----------------------  ----------------------
                                                        Year         Year        Year         Year        Year        Year
                                                       Ended        Ended       Ended        Ended       Ended       Ended
                                                      Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                        2012         2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................... $   212,847  $   168,852  $  260,321  $   254,173  $   35,567  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     408,690      387,017     133,256      161,341      15,297      17,637
       Futures.....................................          --      (12,646)         --           --        (283)         --
       Foreign Currency Transactions...............          --           --      (1,249)         506         593          93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................   1,049,282      (74,679)   (157,327)  (1,021,735)    (47,991)     66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --        (266)        (517)        (76)       (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................   1,670,819      468,544     234,735     (606,232)      3,107     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     505,769    1,230,772     699,069      900,473     385,924     212,545
   Withdrawals.....................................    (922,543)  (1,180,609)   (651,462)    (257,967)   (205,115)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (416,774)      50,163      47,607      642,506     180,809     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................   1,254,045      518,707     282,342       36,274     183,916     291,215
Net Assets
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,589,152  $ 9,335,107  $7,238,249  $ 6,955,907  $1,686,731  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                          The Asia Pacific      The United Kingdom        The Continental
                                                           Small Company           Small Company           Small Company
                                                               Series                 Series                  Series
                                                       ---------------------  ----------------------  ----------------------
                                                          Year        Year       Year        Year        Year        Year
                                                         Ended       Ended      Ended       Ended       Ended       Ended
                                                        Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2012        2011       2012        2011        2012        2011
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss)....................... $   39,082  $  36,987  $   41,958  $   42,984  $   62,863  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................     27,956     71,818     (16,423)     18,980      (4,064)     66,872
       Futures........................................       (140)        --         236          --          69        (287)
       Foreign Currency Transactions..................       (236)       521         339          33        (359)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.....................................      3,183   (158,023)    247,250     (66,130)        694    (377,057)
       Translation of Foreign Currency
         Denominated Amounts..........................        (94)       109         (35)         53        (285)         52
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations..........     69,751    (48,588)    273,325      (4,080)     58,918    (249,164)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions......................................    161,440     80,765      92,609     125,970     260,944     225,654
   Withdrawals........................................   (134,065)   (60,581)    (34,941)    (24,739)    (76,446)    (47,211)
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest..................     27,375     20,184      57,668     101,231     184,498     178,443
                                                       ----------  ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets....................................     97,126    (28,404)    330,993      97,151     243,416     (70,721)
Net Assets
   Beginning of Period................................    906,734    935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                       ----------  ---------  ----------  ----------  ----------  ----------
   End of Period...................................... $1,003,860  $ 906,734  $1,464,838  $1,133,845  $2,245,179  $2,001,763
                                                       ==========  =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                      The Canadian                                        The Emerging
                                      Small Company           The Emerging              Markets Small Cap
                                         Series              Markets Series                  Series
                                   ------------------  ------------------------    ------------------------
                                     Year      Year        Year          Year          Year          Year
                                    Ended     Ended       Ended         Ended         Ended         Ended
                                   Oct. 31,  Oct. 31,    Oct. 31,      Oct. 31,      Oct. 31,      Oct. 31,
                                     2012      2011        2012          2011          2012          2011
                                   --------  --------  ----------    ----------    ----------    ----------
Increase (Decrease) in Net
  Assets
Operations:
   Net Investment Income
     (Loss)....................... $ 16,111  $ 13,890  $   67,879    $   62,989    $   58,512    $   46,175
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold.....................   26,982    38,405      34,169       103,456       106,663        29,751
       Futures....................       --        --          --            --          (389)           --
       Foreign Currency
         Transactions.............      111      (110)       (571)**     (1,120)**     (1,553)**     (1,286)**
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency.....  (63,323)  (68,747)     24,259      (330,512)        6,038      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..................       (7)        4          20          (115)          (15)          (32)
   Change in Deferred
     Thailand Capital Gains
     Tax..........................       --        --          --         4,428            --         3,997
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) in Net
         Assets Resulting
         from Operations..........  (20,126)  (16,558)    125,756      (160,874)      169,256      (285,936)
                                   --------  --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..................   11,500   130,949     523,537       341,207     1,002,685       472,662
   Withdrawals....................  (38,550)  (41,851)   (175,967)     (269,845)      (93,517)     (193,156)
                                   --------  --------  ----------    ----------    ----------    ----------
       Net Increase
         (Decrease) from
         Transactions in
         Interest.................  (27,050)   89,098     347,570        71,362       909,168       279,506
                                   --------  --------  ----------    ----------    ----------    ----------
       Total Increase
         (Decrease) in Net
         Assets...................  (47,176)   72,540     473,326       (89,512)    1,078,424        (6,430)
Net Assets
   Beginning of Period............  736,262   663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                   --------  --------  ----------    ----------    ----------    ----------
   End of Period.................. $689,086  $736,262  $2,913,307    $2,439,981    $2,953,350    $1,874,926
                                   ========  ========  ==========    ==========    ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $13, $903, $ 87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS

                                                                      The U.S. Large Cap Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................       18.31%       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $10,589,152  $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets.......        0.12%       0.12%        0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.15%       1.79%        2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......................          10%         14%          28%         29%         19%(C)            9%
                                               -----------  ----------   ----------  ----------  ----------      -----------

                                                                     The DFA International Value Series+
                                               -----------------------------------------------------------------------------
                                                                                                     Period
                                                   Year         Year        Year        Year        Dec. 1,          Year
                                                  Ended        Ended       Ended       Ended        2007 to         Ended
                                                 Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                   2012         2011        2010        2009          2008           2007
                                               -----------  ----------   ----------  ----------  ----------      -----------
Total Return..................................        3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%
                                               -----------  ----------   ----------  ----------  ----------      -----------
Net Assets, End of Period (thousands)......... $ 7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721
Ratio of Expenses to Average Net Assets.......        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.24%       0.23%        0.24%       0.24%       0.23%(B)         0.23%
Ratio of Net Investment Income to Average Net
  Assets......................................        3.75%       3.47%        2.55%       3.22%       4.15%(B)         3.04%
Portfolio Turnover Rate.......................          14%          9%          20%         18%         16%(C)           16%
                                               -----------  ----------   ----------  ----------  ----------      -----------

Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                     The Japanese Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct 31,     Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       0.54%      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,686,731  $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821
Ratio of Expenses to Average Net Assets.......       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.15%       0.14%        0.14%       0.15%       0.13%(B)        0.13%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.17%       2.07%        1.95%       2.15%       2.64%(B)        1.94%
Portfolio Turnover Rate.......................          7%          5%          10%          7%         10%(C)           9%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Asia Pacific Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,          Year
                                                 Ended        Ended       Ended       Ended        2007 to         Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                                  2012         2011        2010        2009          2008           2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       7.48%      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,003,860  $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154
Ratio of Expenses to Average Net Assets.......       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.16%        0.17%       0.18%       0.15%(B)        0.15%
Ratio of Net Investment Income to Average Net
  Assets......................................       4.26%       3.78%        3.64%       4.00%       4.33%(B)        3.58%
Portfolio Turnover Rate.......................         18%         17%          18%         23%         20%(C)          25%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 The United Kingdom Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................      23.41%       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $1,464,838  $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580
Ratio of Expenses to Average Net Assets.......       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.13%       0.13%        0.13%       0.14%       0.12%(B)        0.12%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.37%       3.76%        2.86%       4.02%       3.79%(B)        2.72%
Portfolio Turnover Rate.......................          6%          7%          15%         10%         25%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------

                                                                   The Continental Small Company Series
                                               ---------------------------------------------------------------------------
                                                                                                    Period
                                                  Year         Year        Year        Year        Dec. 1,         Year
                                                 Ended        Ended       Ended       Ended        2007 to        Ended
                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                                  2012         2011        2010        2009          2008          2007
                                               ----------  ----------   ----------  ----------  ----------      ----------
Total Return..................................       2.29%     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%
                                               ----------  ----------   ----------  ----------  ----------      ----------
Net Assets, End of Period (thousands)......... $2,245,179  $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122
Ratio of Expenses to Average Net Assets.......       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment Income to Average Net
  Assets......................................       3.15%       2.72%        2.24%       2.93%       3.49%(B)        2.16%
Portfolio Turnover Rate.......................          9%         10%          12%          7%         18%(C)          12%
                                               ----------  ----------   ----------  ----------  ----------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                           The Canadian Small Company Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                     Year         Year        Year        Year        Dec. 1,           Period
                                    Ended        Ended       Ended       Ended        2007 to      April 2, 2007(a)
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,            to
                                     2012         2011        2010        2009          2008        Nov. 30, 2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................      (2.51)%       0.27%       43.17%      61.67%     (56.44)%(C)         10.20%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $  689,086   $  736,262   $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to Average
  Net Assets....................       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.15%        0.14%        0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment Income
  to Average Net Assets.........       2.29%        1.72%        1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate.........         22%          24%          10%         23%         21%(C)              6%(C)
                                 ----------   ----------   ----------  ----------  ----------         ----------

                                                              The Emerging Markets Series
                                 -------------------------------------------------------------------------------
                                                                                       Period
                                                  Year        Year        Year        Dec. 1,            Year
                                  Year Ended     Ended       Ended       Ended        2007 to           Ended
                                   Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,
                                     2012         2011        2010        2009          2008             2007
                                 ----------   ----------   ----------  ----------  ----------      ----------------
Total Return....................       4.55%       (6.44)%      27.04%      53.99%     (48.15)%(C)         42.62%
                                 ----------   ----------   ----------  ----------  ----------         ----------
Net Assets, End of Period
  (thousands)................... $2,913,307   $2,439,981   $2,529,493  $2,109,316  $1,624,524         $3,707,790
Ratio of Expenses to Average
  Net Assets....................       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)..............       0.20%        0.20%        0.19%       0.20%       0.18%(B)           0.19%
Ratio of Net Investment Income
  to Average Net Assets.........       2.55%        2.48%        2.18%       2.57%       3.00%(B)           2.52%
Portfolio Turnover Rate.........          5%          16%          12%         14%         19%(C)              7%
                                 ----------   ----------   ----------  ----------  ----------         ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      The Emerging Markets Small Cap Series
                                                    -------------------------------------------------------------------------
                                                                                                        Period
                                                       Year         Year        Year        Year       Dec. 1,        Year
                                                      Ended        Ended       Ended       Ended       2007 to       Ended
                                                     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                       2012         2011        2010        2009         2008         2007
                                                    ----------  ----------   ----------  ----------  --------      ----------
Total Return.......................................       7.19%     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%
                                                    ----------  ----------   ----------  ----------  --------      ----------
Net Assets, End of Period (thousands).............. $2,953,350  $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571
Ratio of Expenses to Average Net Assets............       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)............................       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.48%       2.32%        2.16%       2.52%     3.07%(B)        1.94%
Portfolio Turnover Rate............................         13%         18%          15%         13%       19%(C)          16%
                                                    ----------  ----------   ----------  ----------  --------      ----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

Domestic Equity Portfolio                     International Equity Portfolios
-------------------------                -----------------------------------------

The U.S. Large Cap Value Series          The DFA International Value Series

                                         The Japanese Small Company Series

                                         The Asia Pacific Small Company Series

                                         The United Kingdom Small Company Series

                                         The Continental Small Company Series

                                         The Canadian Small Company Series

                                         The Emerging Markets Series

                                         The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10% The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $18
              The Japanese Small Company Series.......      7
              The Asia Pacific Small Company Series...      3
              The United Kingdom Small Company Series.      3
              The Continental Small Company Series....      8
              The Canadian Small Company Series.......      1
              The Emerging Markets Series.............     19
              The Emerging Markets Small Cap Series...     21

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $262
                    The DFA International Value Series.  202

                  The Japanese Small Company Series....... $43
                  The Asia Pacific Small Company Series...  21
                  The United Kingdom Small Company Series.  25
                  The Continental Small Company Series....  51
                  The Canadian Small Company Series.......  12
                  The Emerging Markets Series.............  70
                  The Emerging Markets Small Cap Series...  38

E. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,030,715 $1,245,566
         The DFA International Value Series......  1,297,711    982,391
         The Japanese Small Company Series.......    326,323    108,934
         The Asia Pacific Small Company Series...    226,329    161,647
         The United Kingdom Small Company Series.    174,201     73,000
         The Continental Small Company Series....    454,150    189,112
         The Canadian Small Company Series.......    152,466    175,235
         The Emerging Markets Series.............    535,514    128,836
         The Emerging Markets Small Cap Series...  1,275,998    309,522

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,371,961   $3,160,109    $(345,608)     $2,814,501
The DFA International Value Series......  7,407,330    1,170,704     (775,821)        394,883
The Japanese Small Company Series.......  2,103,510      190,394     (393,733)       (203,339)
The Asia Pacific Small Company Series...  1,180,363      242,749     (227,501)         15,248
The United Kingdom Small Company Series.  1,220,692      426,464     (161,422)        265,042
The Continental Small Company Series....  2,588,006      453,225     (509,755)        (56,530)
The Canadian Small Company Series.......  1,004,183      105,385     (201,761)        (96,376)
The Emerging Markets Series.............  2,009,168    1,170,608     (107,516)      1,063,092
The Emerging Markets Small Cap Series...  2,953,965      649,864     (355,981)        293,883

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (the "IRC") (S)336(a), the master fund recognized gain or loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC (S)331, each of the Portfolios recognized gain or loss as if it liquidated its investment in the master fund. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized a loss as if the master fund's investment securities were sold to its shareholders and, pursuant to IRC
(S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master fund. For tax purposes, pursuant to IRC (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets.

These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                      Recognized in
                                                          Income
                                                   --------------------
                                                          Equity
                                                        Contracts
                                                   --------------------
         The Japanese Small Company Series*.......        $(283)
         The Asia Pacific Small Company Series*...         (140)
         The United Kingdom Small Company Series*.          236
         The Continental Small Company Series*....           69
         The Emerging Markets Small Cap Series*...         (389)

* As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                                         ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.........     0.89%       $18,911         99        $46        $58,537
The DFA International Value Series......     0.87%        10,399         20          5         53,091
The Japanese Small Company Series.......     0.87%           483          9         --          1,800
The Asia Pacific Small Company Series...     0.86%           508         32         --          2,385
The United Kingdom Small Company Series.     0.86%           304         10         --          2,542
The Continental Small Company Series....     0.91%         1,700         10         --          3,042
The Canadian Small Company Series.......     0.79%            24          5         --            121
The Emerging Markets Series.............     0.88%         4,459         28          3         10,372
The Emerging Markets Small Cap Series...     0.87%         2,241         35          2          9,738

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series' available line of credit was utilized.

   At October 31, 2012, only The Asia Pacific Small Company Series had a loan outstanding in the amount of $401 (in thousands).

I. Securities Lending:

   As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $47,301 and $61,083, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large

Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                               PERFORMANCE CHART

Dimensional Emerging Markets Value Fund vs. MSCI Emerging Markets Index (net div.)
October 31, 2002-October 31, 2012

                                                                Dimensional Emerging      MSCI Emerging
BeginDate    EndDate   FundReturns Benchmark0Returns  EndDate    Markets Value Fund  Markets Index (net div.)
---------   ---------- ----------- ----------------- ---------- -------------------- ------------------------
2002-10-31  2002-11-30     7.90%          6.88%         10/2002           10000                  10000
2002-11-30  2002-12-31    -2.96%         -3.33%         11/2002     10790.45027            10688.20463
2002-12-31  2003-01-31     1.54%         -0.44%         12/2002     10471.01268            10332.68124
2003-01-31  2003-02-28    -0.88%         -2.81%         01/2003     10632.10519            10287.11002
2003-02-28  2003-03-31    -2.17%         -2.86%         02/2003     10538.84111            9998.077641
2003-03-31  2003-04-30    13.16%          8.89%         03/2003     10309.92018            9712.550745
2003-04-30  2003-05-31     7.56%          7.15%         04/2003     11666.48863            10576.25547
2003-05-31  2003-06-30     4.46%          5.67%         05/2003     12548.25812            11332.42116
2003-06-30  2003-07-31     2.26%          6.22%         06/2003     13107.84261             11974.8284
2003-07-31  2003-08-31     6.64%          6.69%         07/2003     13404.59196            12719.45993
2003-08-31  2003-09-30     4.92%          0.73%         08/2003        14294.84            13570.61278
2003-09-30  2003-10-31     8.99%          8.51%         09/2003     14998.55988            13669.44466
2003-10-31  2003-11-30     1.14%          1.22%         10/2003     16346.64978            14832.47204
2003-11-30  2003-12-31    12.10%          7.24%         11/2003     16532.94454            15012.94766
2003-12-31  2004-01-31     2.73%          3.49%         12/2003     18533.72377             16099.9853
2004-01-31  2004-02-29     6.54%          4.59%         01/2004     19039.10975            16662.21886
2004-02-29  2004-03-31     1.25%          1.25%         02/2004     20285.14759            17426.29823
2004-03-31  2004-04-30    -6.96%         -8.19%         03/2004     20537.84059             17644.0921
2004-04-30  2004-05-31    -2.96%         -2.00%         04/2004     19108.81816            16199.38255
2004-05-31  2004-06-30     1.91%          0.43%         05/2004     18542.43732            15876.20003
2004-06-30  2004-07-31     1.25%         -1.83%         06/2004     18896.34863            15943.82184
2004-07-31  2004-08-31     4.54%          4.15%         07/2004     19133.43107            15651.96247
2004-08-31  2004-09-30     6.58%          5.77%         08/2004     20002.73335            16301.04143
2004-09-30  2004-10-31     3.19%          2.39%         09/2004      21319.3255            17241.52745
2004-10-31  2004-11-30    10.81%          9.26%         10/2004     22000.19985            17653.47774
2004-11-30  2004-12-31     6.49%          4.80%         11/2004     24378.83883             19287.7093
2004-12-31  2005-01-31     1.68%          0.25%         12/2004     25959.97635            20214.06032
2005-01-31  2005-02-28     9.13%          8.72%         01/2005     26396.27847            20265.39862
2005-02-28  2005-03-31    -7.27%         -6.61%         02/2005     28805.02978            22033.51685
2005-03-31  2005-04-30    -3.54%         -2.68%         03/2005     26711.67114            20577.38623
2005-04-30  2005-05-31     1.52%          3.48%         04/2005     25764.83617            20024.99063
2005-05-31  2005-06-30     3.33%          3.40%         05/2005     26156.31601            20722.01549
2005-06-30  2005-07-31     7.26%          6.99%         06/2005     27026.40266            21426.05132
2005-07-31  2005-08-31     1.65%          0.86%         07/2005     28989.11107            22923.68229
2005-08-31  2005-09-30     8.05%          9.31%         08/2005     29468.26993             23119.9891
2005-09-30  2005-10-31    -6.23%         -6.54%         09/2005     31839.84165            25272.80535
2005-10-31  2005-11-30     7.42%          8.27%         10/2005     29855.64651            23620.93331
2005-11-30  2005-12-31     6.31%          5.91%         11/2005     32071.93681              25574.955
2005-12-31  2006-01-31     9.60%         11.17%         12/2005     34096.21693            27086.60788
2006-01-31  2006-02-28     0.41%         -0.12%         01/2006     37368.99442             30111.9491
2006-02-28  2006-03-31     3.42%          0.88%         02/2006     37522.10682            30076.21583
2006-03-31  2006-04-30     8.73%          7.12%         03/2006     38806.22665            30341.27525
2006-04-30  2006-05-31   -10.78%        -10.48%         04/2006     42195.29097            32501.78094
2006-05-31  2006-06-30    -0.89%         -0.24%         05/2006     37644.53605            29096.49107
2006-06-30  2006-07-31     2.41%          1.43%         06/2006     37309.19804            29025.36378
2006-07-31  2006-08-31     1.82%          2.55%         07/2006     38209.03088            29440.93262
2006-08-31  2006-09-30     2.07%          0.83%         08/2006     38905.67565            30191.10507
2006-09-30  2006-10-31     6.98%          4.75%         09/2006     39710.00953            30442.48182
2006-10-31  2006-11-30     7.34%          7.43%         10/2006     42482.97306            31887.98293
2006-11-30  2006-12-31     3.54%          4.50%         11/2006     45599.59794            34258.36502
2006-12-31  2007-01-31     1.58%         -1.08%         12/2006     47213.71624            35800.88873
2007-01-31  2007-02-28     0.60%         -0.59%         01/2007     47958.60523            35415.39915
2007-02-28  2007-03-31     5.24%          3.98%         02/2007     48244.31606            35205.20002
2007-03-31  2007-04-30     8.00%          4.63%         03/2007     50771.34708            36607.13479
2007-04-30  2007-05-31     7.63%          4.95%         04/2007     54835.10208            38301.93602
2007-05-31  2007-06-30     2.87%          4.69%         05/2007     59021.69097            40199.01976
2007-06-30  2007-07-31     4.77%          5.28%         06/2007     60716.24691            42083.39264
2007-07-31  2007-08-31    -3.19%         -2.13%         07/2007     63613.38825            44303.84785
2007-08-31  2007-09-30     9.03%         11.04%         08/2007     61582.29628             43362.3024
2007-09-30  2007-10-31    11.01%         11.15%         09/2007     67142.01867            48150.94986
2007-10-31  2007-11-30    -7.26%         -7.09%         10/2007     74535.41778            53520.78318
2007-11-30  2007-12-31    -0.13%          0.35%         11/2007       69125.935            49726.86787
2007-12-31  2008-01-31    -9.91%        -12.48%         12/2007     69038.26331            49901.25085
2008-01-31  2008-02-29     4.02%          7.38%         01/2008     62193.56065             43673.8733
2008-02-29  2008-03-31    -3.34%         -5.29%         02/2008     64694.94701            46897.54641
2008-03-31  2008-04-30     7.74%          8.12%         03/2008     62533.94378            44415.76252
2008-04-30  2008-05-31     0.90%          1.86%         04/2008     67375.79586            48020.26653
2008-05-31  2008-06-30   -11.60%         -9.97%         05/2008     67979.60329            48911.10737
2008-06-30  2008-07-31    -1.94%         -3.77%         06/2008     60093.69775            44032.83828
2008-07-31  2008-08-31    -8.52%         -7.99%         07/2008     58930.74248            42371.91524
2008-08-31  2008-09-30   -17.24%        -17.50%         08/2008     53910.46039            38987.53211
2008-09-30  2008-10-31   -31.02%        -27.37%         09/2008      44615.6425            32164.58346
2008-10-31  2008-11-30    -7.55%         -7.53%         10/2008     30773.70777            23361.83389
2008-11-30  2008-12-31    12.34%          7.80%         11/2008     28451.60634            21603.22571
2008-12-31  2009-01-31    -8.99%         -6.46%         12/2008     31962.56422            23288.18785
2009-01-31  2009-02-28    -8.50%         -5.64%         01/2009     29090.05385            21784.22273
2009-02-28  2009-03-31    17.36%         14.37%         02/2009     26617.81131            20555.33038
2009-03-31  2009-04-30    19.68%         16.64%         03/2009     31239.11507            23509.27602
2009-04-30  2009-05-31    22.56%         17.09%         04/2009     37385.48175            27421.45939
2009-05-31  2009-06-30    -1.22%         -1.35%         05/2009     45820.51471            32106.85072
2009-06-30  2009-07-31    13.46%         11.24%         06/2009     45263.06338            31674.35664
2009-07-31  2009-08-31     0.79%         -0.36%         07/2009     51355.93966            35236.07119
2009-08-31  2009-09-30     9.26%          9.08%         08/2009     51759.75602            35109.92688
2009-09-30  2009-10-31    -2.35%          0.12%         09/2009     56553.09626             38296.8602
2009-10-31  2009-11-30     6.41%          4.30%         10/2009     55225.17228            38344.23233
2009-11-30  2009-12-31     5.00%          3.95%         11/2009     58766.64207            39991.33055
2009-12-31  2010-01-31    -5.66%         -5.58%         12/2009     61703.76548            41570.63621
2010-01-31  2010-02-28     0.81%          0.35%         01/2010     58210.64339            39252.15628
2010-02-28  2010-03-31     8.82%          8.07%         02/2010     58682.03356             39390.3133
2010-03-31  2010-04-30     0.68%          1.21%         03/2010     63855.23859             42570.3986
2010-04-30  2010-05-31   -10.43%         -8.80%         04/2010     64290.36798            43086.13887
2010-05-31  2010-06-30     0.63%         -0.74%         05/2010     57582.12315             39296.4307
2010-06-30  2010-07-31     9.30%          8.33%         06/2010     57944.73098            39007.56331
2010-07-31  2010-08-31    -1.79%         -1.94%         07/2010      63335.5007            42255.92483
2010-08-31  2010-09-30    12.05%         11.11%         08/2010     62199.32951            41435.27509
2010-09-30  2010-10-31     3.45%          2.90%         09/2010     69693.22463            46039.95583
2010-10-31  2010-11-30    -3.20%         -2.64%         10/2010     72098.52321            47376.79589
2010-11-30  2010-12-31     8.35%          7.14%         11/2010     69789.92004            46126.15023
2010-12-31  2011-01-31    -3.12%         -2.71%         12/2010     75615.81914            49417.68963
2011-01-31  2011-02-28    -1.62%         -0.93%         01/2011     73258.86826            48076.93112
2011-02-28  2011-03-31     5.77%          5.88%         02/2011     72074.34936            47628.60177
2011-03-31  2011-04-30     3.60%          3.10%         03/2011     76232.25243            50428.86654
2011-04-30  2011-05-31    -3.78%         -2.62%         04/2011     78975.98501            51993.18073
2011-05-31  2011-06-30    -2.04%         -1.54%         05/2011     75990.51389            50629.43612
2011-06-30  2011-07-31    -0.80%         -0.44%         06/2011     74443.38715            49850.56795
2011-07-31  2011-08-31   -10.11%         -8.94%         07/2011     73851.12768            49629.16113
2011-08-31  2011-09-30   -17.92%        -14.58%         08/2011     66381.40643            45194.09196
2011-09-30  2011-10-31    13.18%         13.25%         09/2011     54487.86967            38605.04085
2011-10-31  2011-11-30    -5.04%         -6.66%         10/2011     61667.50467            43718.55662
2011-11-30  2011-12-31    -3.55%         -1.21%         11/2011     58561.16426            40804.88147
2011-12-31  2012-01-31    13.91%         11.34%         12/2011     56482.21271            40313.07288
2012-01-31  2012-02-29     6.11%          5.99%         01/2012     64338.71567            44885.64739
2012-02-29  2012-03-31    -4.27%         -3.34%         02/2012     68266.96715            47574.28607
2012-03-31  2012-04-30    -3.22%         -1.20%         03/2012      65354.0176            45986.28864
2012-04-30  2012-05-31   -11.05%        -11.21%         04/2012     63250.89219            45436.70648
2012-05-31  2012-06-30     4.55%          3.86%         05/2012     56264.64802            40341.21113
2012-06-30  2012-07-31    -0.60%          1.95%         06/2012     58827.07669            41898.19616
2012-07-31  2012-08-31     1.43%         -0.33%         07/2012     58476.55579            42715.46911
2012-08-31  2012-09-30     6.46%          6.03%         08/2012     59310.55379            42573.22844
2012-09-30  2012-10-31    -1.26%         -0.61%         09/2012     63142.10985            45142.17877
                                                     10/31/2012     62344.37264             44868.1269

                         One Year Five Years  Ten Years
                         -------- ----------  ---------
                            1.10%      -3.51%   20.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2012, all rights reserved.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review             12 Months Ended October 31, 2012

   Gains in emerging markets were lower on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2012, returns in USD were 2.63% for the MSCI Emerging Markets Index (net dividends) versus 4.40% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks outperformed their value counterparts, while emerging markets small cap stocks outperformed large caps.


                 12 Months Ended October 31, 2012
                 --------------------------------

                                                      U.S. Dollar
                                                        Return
                                                      -----------
               MSCI Emerging Markets Index...........    2.63%
               MSCI Emerging Markets Small Cap Index.    3.74%
               MSCI Emerging Markets Value Index.....    1.36%
               MSCI Emerging Markets Growth Index....    3.89%

--------
   The US dollar (USD) appreciated significantly against the Brazilian real, Indian rupee, South African rand and depreciated to a lesser extent against the South Korean won, Mexican peso, and Taiwanese dollar.

            12 Months Ended October 31, 2012
            --------------------------------
                                                     Local
                                                    Currency U.S. Dollar
        Ten Largest Emerging Markets by Market Cap   Return    Return
        ------------------------------------------  -------- -----------
            China..................................   7.71%      7.92%
            South Korea............................   1.71%      3.35%
            Brazil.................................   4.65%    -12.68%
            Taiwan.................................  -1.78%      0.59%
            South Africa...........................  17.70%      6.84%
            India..................................   5.24%     -4.73%
            Russia.................................  -1.42%     -4.50%
            Mexico.................................  16.32%     17.03%
            Malaysia...............................  11.39%     12.19%
            Indonesia..............................  12.64%      3.82%

--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2012, all rights reserved.

International Equity Fund Performance Overview

Dimensional Emerging Markets Value Fund

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of any market capitalization size in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2012, the Fund held approximately 2,200 securities across 18 emerging markets. In general, the Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Fund's assets. The Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor"), to limit single-country risk exposure.

   For the 12 months ended October 31, 2012, total returns were 1.10% for the Fund and 2.63% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks in emerging markets significantly underperformed during the period. The Fund had significantly greater exposure than the Index to value stocks, which was the primary contributor to relative underperformance. In particular, the Fund had lower exposure than the Index to large cap growth stocks in the Information Technology sector, which significantly outperformed and detracted from the Fund's relative performance. Differences in the valuation timing and methodology between the Fund and the Index contributed positively to performance of the Fund. The Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2012

EXPENSE TABLE

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/12  10/31/12    Ratio*   Period*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  985.64    0.21%    $1.05
     Hypothetical 5% Annual Return. $1,000.00 $1,024.08    0.21%    $1.07

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund

                     Consumer Discretionary........   6.4%
                     Consumer Staples..............   6.1%
                     Energy........................  16.5%
                     Financials....................  33.7%
                     Health Care...................   0.7%
                     Industrials...................  11.1%
                     Information Technology........   6.4%
                     Materials.....................  15.9%
                     Other.........................    --
                     Real Estate Investment Trusts.    --
                     Telecommunication Services....   1.6%
                     Utilities.....................   1.6%
                                                    -----
                                                    100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2012

                                                                   Percentage
                                        Shares       Value++     of Net Assets**
                                      ----------- -------------- ---------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (6.4%)
   Banco Santander Brasil SA ADR.....  18,012,780 $  122,486,904       0.7%
   BM&F Bovespa SA...................  28,221,345    180,634,394       1.1%
   Petroleo Brasileiro SA ADR........  15,613,857    331,169,907       1.9%
   Other Securities..................                518,166,763       3.1%
                                                  --------------      ----
TOTAL BRAZIL.........................              1,152,457,968       6.8%
                                                  --------------      ----
CHILE -- (1.4%)
   Empresas CMPC SA..................  17,517,205     66,712,099       0.4%
   Other Securities..................                188,039,527       1.1%
                                                  --------------      ----
TOTAL CHILE..........................                254,751,626       1.5%
                                                  --------------      ----
CHINA -- (15.1%)
   #Agricultural Bank of China,
     Ltd. Series H................... 255,464,000    109,741,972       0.6%
   #Bank of China, Ltd. Series H..... 989,630,331    405,434,042       2.4%
    Bank of Communications Co.,
      Ltd. Series H.................. 110,893,574     79,063,779       0.5%
   #China Communications
     Construction Co., Ltd. Series H.  65,910,327     61,689,391       0.4%
    China Construction Bank Corp.
      Series H....................... 214,422,940    161,020,872       0.9%
   #China Petroleum & Chemical
     Corp. ADR.......................     993,796    104,557,277       0.6%
    China Petroleum & Chemical
      Corp. Series H................. 163,824,289    172,860,447       1.0%
   #China Unicom Hong Kong, Ltd.
     ADR.............................   7,316,862    117,728,310       0.7%
    Other Securities.................              1,480,337,248       8.8%
                                                  --------------      ----
TOTAL CHINA..........................              2,692,433,338      15.9%
                                                  --------------      ----
COLOMBIA -- (0.0%)
   Other Securities..................                  6,305,780       0.0%
                                                  --------------      ----
CZECH REPUBLIC -- (0.3%)
   Other Securities..................                 45,582,734       0.3%
                                                  --------------      ----
HONG KONG -- (0.0%)
   Other Securities..................                     39,287       0.0%
                                                  --------------      ----
HUNGARY -- (0.5%)
   #OTP Bank P.L.C...................   3,793,491     72,294,221       0.4%
    Other Securities.................                 24,821,623       0.2%
                                                  --------------      ----
TOTAL HUNGARY........................                 97,115,844       0.6%
                                                  --------------      ----
INDIA -- (7.7%)
   #ICICI Bank, Ltd. Sponsored ADR...   3,805,302    149,358,103       0.9%
    Reliance Industries, Ltd.........  19,097,966    284,786,980       1.7%
    State Bank of India..............   2,228,831     86,802,979       0.5%
    Other Securities.................                848,004,441       5.0%
                                                  --------------      ----
TOTAL INDIA..........................              1,368,952,503       8.1%
                                                  --------------      ----
INDONESIA -- (2.9%)
   Other Securities..................                524,481,734       3.1%
                                                  --------------      ----
ISRAEL -- (0.0%)
   Other Securities..................                    864,856       0.0%
                                                  --------------      ----
MALAYSIA -- (3.2%)
   Other Securities..................                571,995,908       3.4%
                                                  --------------      ----
MEXICO -- (6.6%)
   #Alfa S.A.B. de C.V. Series A.....  51,397,020     94,755,160       0.6%
   *Cemex S.A.B. de C.V. Sponsored
     ADR.............................  16,022,635    144,844,622       0.9%
    Fomento Economico Mexicano
      S.A.B. de C.V. Sponsored ADR...   2,494,369    226,014,775       1.3%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                          Percentage
                                               Shares       Value++     of Net Assets**
                                             ----------- -------------- ---------------
MEXICO -- (Continued)
    Grupo Financiero Banorte S.A.B. de
      C.V. Series O.........................  23,160,991 $  128,770,440       0.8%
    Grupo Mexico S.A.B. de C.V. Series B....  26,180,390     83,935,602       0.5%
    Other Securities........................                495,698,970       2.9%
                                                         --------------      ----
TOTAL MEXICO................................              1,174,019,569       7.0%
                                                         --------------      ----
PHILIPPINES -- (1.1%)
    Other Securities........................                188,668,045       1.1%
                                                         --------------      ----
POLAND -- (1.4%)
   *Polski Koncern Naftowy Orlen SA.........   5,693,986     78,039,888       0.5%
    Other Securities........................                173,374,865       1.0%
                                                         --------------      ----
TOTAL POLAND................................                251,414,753       1.5%
                                                         --------------      ----
RUSSIA -- (4.3%)
    Gazprom OAO Sponsored ADR...............  72,700,131    667,750,267       3.9%
    Other Securities........................                 97,505,229       0.6%
                                                         --------------      ----
TOTAL RUSSIA................................                765,255,496       4.5%
                                                         --------------      ----
SOUTH AFRICA -- (7.2%)
    ABSA Group, Ltd.........................   5,160,055     82,730,749       0.5%
   #Gold Fields, Ltd. Sponsored ADR.........  11,629,304    145,482,593       0.8%
    Nedbank Group, Ltd......................   3,179,691     65,565,003       0.4%
    Sanlam, Ltd.............................  28,863,728    128,793,703       0.8%
    Standard Bank Group, Ltd................  14,939,038    184,470,451       1.1%
  #*Steinhoff International Holdings, Ltd...  19,509,004     65,620,688       0.4%
    Other Securities........................                616,495,777       3.6%
                                                         --------------      ----
TOTAL SOUTH AFRICA..........................              1,289,158,964       7.6%
                                                         --------------      ----
SOUTH KOREA -- (14.4%)
    Hana Financial Group, Inc...............   3,300,484     96,014,717       0.6%
   #Hyundai Steel Co........................   1,031,183     74,092,555       0.4%
    KB Financial Group, Inc.................   2,902,753     98,710,063       0.6%
    KB Financial Group, Inc. ADR............   3,182,416    108,361,265       0.6%
   #LG Electronics, Inc.....................   1,750,233    121,766,959       0.7%
    POSCO...................................     673,915    211,848,256       1.3%
   #POSCO ADR...............................   1,618,522    126,859,754       0.7%
   #Samsung SDI Co., Ltd....................     500,681     62,766,213       0.4%
    Shinhan Financial Group Co., Ltd........   5,415,719    185,880,713       1.1%
    SK Holdings Co., Ltd....................     454,913     63,318,025       0.4%
   #SK Innovation Co., Ltd..................     595,603     87,545,630       0.5%
    Other Securities........................              1,326,862,243       7.9%
                                                         --------------      ----
TOTAL SOUTH KOREA...........................              2,564,026,393      15.2%
                                                         --------------      ----
TAIWAN -- (11.7%)
    First Financial Holding Co., Ltd........ 110,152,437     62,493,660       0.4%
    Fubon Financial Holding Co., Ltd........  74,753,471     76,587,420       0.5%
   #Mega Financial Holding Co., Ltd......... 123,517,381     89,722,186       0.5%
   #United Microelectronics Corp............ 206,208,681     76,461,049       0.4%
    Other Securities........................              1,787,063,949      10.6%
                                                         --------------      ----
TOTAL TAIWAN................................              2,092,328,264      12.4%
                                                         --------------      ----
THAILAND -- (3.0%)
    PTT Global Chemical PCL (Foreign).......  31,932,741     63,552,927       0.4%
    PTT PCL (Foreign).......................   5,915,600     61,375,556       0.4%
    Other Securities........................                411,283,606       2.4%
                                                         --------------      ----
TOTAL THAILAND..............................                536,212,089       3.2%
                                                         --------------      ----
TURKEY -- (2.5%)
    Turkiye Is Bankasi A.S..................  26,987,224     91,891,467       0.6%

Dimensional Emerging Markets Value Fund
CONTINUED

                                                                               Percentage
                                                   Shares        Value++     of Net Assets**
                                                 ----------- --------------- ---------------
TURKEY -- (Continued)
    Other Securities............................             $   359,019,734        2.1%
                                                             ---------------      -----
TOTAL TURKEY....................................                 450,911,201        2.7%
                                                             ---------------      -----
TOTAL COMMON STOCKS.............................              16,026,976,352       94.9%
                                                             ---------------      -----
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
   #Gerdau SA Sponsored ADR.....................  10,428,393      91,665,574        0.5%
    Petroleo Brasileiro SA......................  12,506,758     128,081,813        0.8%
    Petroleo Brasileiro SA ADR..................  16,172,808     332,027,748        2.0%
    Other Securities............................                 222,129,866        1.3%
                                                             ---------------      -----
TOTAL BRAZIL....................................                 773,905,001        4.6%
                                                             ---------------      -----
COLOMBIA -- (0.0%)
    Other Securities............................                   3,489,767        0.0%
                                                             ---------------      -----
INDIA -- (0.0%)
    Other Securities............................                      41,292        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                     281,138        0.0%
                                                             ---------------      -----
TOTAL PREFERRED STOCKS..........................                 777,717,198        4.6%
                                                             ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities............................                      50,099        0.0%
                                                             ---------------      -----
MALAYSIA -- (0.0%)
    Other Securities............................                      10,728        0.0%
                                                             ---------------      -----
POLAND -- (0.0%)
    Other Securities............................                      48,734        0.0%
                                                             ---------------      -----
THAILAND -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TURKEY -- (0.0%)
    Other Securities............................                          --        0.0%
                                                             ---------------      -----
TOTAL RIGHTS/WARRANTS...........................                     109,561        0.0%
                                                             ---------------      -----
                                                   Shares/
                                                    Face
                                                   Amount
                                                    (000)        Value+
                                                 ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@DFA Short Term Investment Fund..............  90,406,223   1,046,000,000        6.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.35%, 11/01/12
     (Collateralized by FNMA 4.000%, 05/01/42 &
     5.000%, 01/01/39, valued at $10,294,594)
     to be repurchased at $10,092,837........... $    10,093      10,092,739        0.1%
                                                             ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............               1,056,092,739        6.3%
                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,106,640,494)........................             $17,860,895,850      105.8%
                                                             ===============      =====

Dimensional Emerging Markets Value Fund
CONTINUED

Summary of the Fund's investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                               Investment in Securities (Market Value)
                        ------------------------------------------------------
                           Level 1         Level 2     Level 3      Total
                        -------------- --------------- ------- ---------------
Common Stocks
   Brazil.............. $1,152,457,968              --   --    $ 1,152,457,968
   Chile...............    254,751,626              --   --        254,751,626
   China...............    235,243,847 $ 2,457,189,491   --      2,692,433,338
   Colombia............      6,305,780              --   --          6,305,780
   Czech Republic......             --      45,582,734   --         45,582,734
   Hong Kong...........             --          39,287   --             39,287
   Hungary.............             --      97,115,844   --         97,115,844
   India...............    168,733,905   1,200,218,598   --      1,368,952,503
   Indonesia...........             --     524,481,734   --        524,481,734
   Israel..............             --         864,856   --            864,856
   Malaysia............             --     571,995,908   --        571,995,908
   Mexico..............  1,173,372,993         646,576   --      1,174,019,569
   Philippines.........             --     188,668,045   --        188,668,045
   Poland..............             --     251,414,753   --        251,414,753
   Russia..............      1,477,962     763,777,534   --        765,255,496
   South Africa........    204,518,729   1,084,640,235   --      1,289,158,964
   South Korea.........    350,558,671   2,213,467,722   --      2,564,026,393
   Taiwan..............     35,124,278   2,057,203,986   --      2,092,328,264
   Thailand............    530,357,027       5,855,062   --        536,212,089
   Turkey..............             --     450,911,201   --        450,911,201
Preferred Stocks
   Brazil..............    773,905,001              --   --        773,905,001
   Colombia............      3,489,767              --   --          3,489,767
   India...............             --          41,292   --             41,292
   Malaysia............             --         281,138   --            281,138
Rights/Warrants
   Brazil..............             --          50,099   --             50,099
   Malaysia............             --          10,728   --             10,728
   Poland..............             --          48,734   --             48,734
   Thailand............             --              --   --                 --
   Turkey..............             --              --   --                 --
Securities Lending
  Collateral...........             --   1,056,092,739   --      1,056,092,739
                        -------------- ---------------   --    ---------------
TOTAL.................. $4,890,297,554 $12,970,598,296   --    $17,860,895,850
                        ============== ===============   ==    ===============

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2012

                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,186,068 of securities on loan)*...... $16,804,803
Collateral Received from Securities on Loan at Value & Cost.............      10,093
Affiliated Collateral Received from Securities on Loan at Value & Cost..   1,046,000
Foreign Currencies at Value.............................................      45,598
Cash....................................................................       4,151
Receivables:
   Investment Securities Sold...........................................      24,446
   Dividends, Interest and Tax Reclaims.................................       8,000
   Fund Shares Sold.....................................................      21,560
   Securities Lending Income............................................       2,963
                                                                         -----------
       Total Assets.....................................................  17,967,614
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................   1,056,093
   Investment Securities Purchased......................................      23,801
   Due to Advisor.......................................................       1,421
Accrued Expenses and Other Liabilities..................................       1,977
                                                                         -----------
       Total Liabilities................................................   1,083,292
                                                                         -----------
NET ASSETS                                                               $16,884,322
                                                                         ===========
Investments at Cost..................................................... $17,050,548
                                                                         ===========
Foreign Currencies at Cost.............................................. $    44,606
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2012

                            (Amounts in thousands)

 Investment Income
    Dividends (Net of Foreign Taxes Withheld of $49,100)......... $ 377,538
    Interest.....................................................         7
    Income from Securities Lending...............................    28,924
                                                                  ---------
           Total Investment Income...............................   406,469
                                                                  ---------
 Expenses
    Investment Advisory Services Fees............................    15,417
    Accounting & Transfer Agent Fees.............................     1,444
    Custodian Fees...............................................    13,411
    Shareholders' Reports........................................        78
    Directors'/Trustees' Fees & Expenses.........................       128
    Professional Fees............................................       555
    Other........................................................       313
                                                                  ---------
           Total Expenses........................................    31,346
                                                                  ---------
    Fees Paid Indirectly.........................................      (105)
                                                                  ---------
    Net Expenses.................................................    31,241
                                                                  ---------
    Net Investment Income (Loss).................................   375,228
                                                                  ---------
 Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
        Investment Securities Sold...............................   398,744
        Futures..................................................    (1,269)
        Foreign Currency Transactions............................    (4,761)**
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency...............  (574,018)
        Translation of Foreign Currency Denominated Amounts......      (185)
                                                                  ---------
    Net Realized and Unrealized Gain (Loss)......................  (181,489)
                                                                  ---------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $ 193,739
                                                                  =========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                       Year           Year
                                                                                      Ended          Ended
                                                                                     Oct. 31,       Oct. 31,
                                                                                       2012           2011
                                                                                  -----------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss).................................................. $   375,228    $   320,817
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................     398,744        201,891
       Futures...................................................................      (1,269)            --
       Foreign Currency Transactions.............................................      (4,761)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................    (574,018)    (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................        (185)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     193,739     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   3,560,477      5,059,674
   Withdrawals...................................................................    (873,473)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   2,687,004      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,880,743      2,085,624
Net Assets
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,884,322    $14,003,579
                                                                                  ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   Year         Year          Year        Year         Period          Year
                                                  Ended        Ended         Ended       Ended      Dec. 1, 2007      Ended
                                                 Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,         to          Nov. 30,
                                                   2012         2011          2010        2009      Oct. 31, 2008      2007
                                               -----------  -----------   -----------  ----------  -------------    ----------
Total Return..................................        1.10%      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%
                                               -----------  -----------   -----------  ----------   ----------      ----------
Net Assets, End of Period (thousands)......... $16,884,322  $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710
Ratio of Expenses to Average Net Assets.......        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.20%        0.20%         0.19%       0.21%        0.19%(B)        0.19%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.43%        2.29%         1.81%       2.17%        3.19%(B)        2.50%
Portfolio Turnover Rate.......................           8%           5%           15%         20%          14%(C)          14%
                                               -----------  -----------   -----------  ----------   ----------      ----------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $261 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were $105 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $26 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the year ended October 31, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $4,238,656
                             Sales.....  1,158,122

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
              --------   ------------ -------------- --------------
             $18,160,399  $2,642,341   $(2,941,844)    $(299,503)

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund had a shareholder owning 80% or more of its shares, and also had shareholders owning less than 80%, the transaction created a non-taxable transaction, pursuant to IRC (S)332, for those owning more than 80%, and a taxable transaction, pursuant to IRC (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to IRC (S)336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master fund's investment securities were sold to those shareholders and, pursuant to IRC (S)331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master fund. Pursuant to IRC (S)334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to IRC (S)332(a), the shareholder did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it was utilized by the master fund to satisfy its dividends paid deduction for the tax year, had to be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation was the same as it was in the possession of the master fund. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized gains and losses on the Fund's Statement of Operations for the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended
October 31, 2012:

                                                                   Realized Gain (Loss)
                                                                      on Derivatives
                                                                   Recognized in Income
                                                                   --------------------
                                         Location on the Statement        Equity
                                               of Operations            Contracts
                                         ------------------------- --------------------
                                             Net Realized Gain
Dimensional Emerging Markets Value Fund.    (Loss) on: Futures           $(1,269)*

/*/ As of October 31, 2012, the Fund had no outstanding futures contracts. During the year ended October 31, 2012, the Fund had limited activity in futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.86%       $23,251         25        $14        $71,121

/*/ Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2012.

H. Securities Lending:

   As of October 31, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $247,081 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Dimensional Emerging Markets Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1/ and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
                                             Disinterested Trustees/Directors
George M.                 Since Inception       100 portfolios in 4    Leo Melamed Professor of Finance, The University of
Constantinides Director                         investment companies   Chicago Booth School of Business.
of DFAIDG and DIG.
Trustee of DFAITC and
DEM.
The University of
Chicago Booth School
of Business 5807
S. Woodlawn Avenue
Chicago, IL 60637
Age: 64

John P. Gould Director    Since Inception       100 portfolios in 4    Steven G. Rothmeier Distinguished Service Professor of
of DFAIDG and DIG.                              investment companies   Economics, The University of Chicago Booth School of
Trustee of DFAITC and                                                  Business (since 1965). Member and Chair, Competitive
DEM.                                                                   Markets Advisory Committee, Chicago Mercantile
The University of                                                      Exchange (futures trading exchange) (since 2004).
Chicago Booth School                                                   Formerly, Director of UNext, Inc. (1999-2006). Trustee,
of Business 5807                                                       Harbor Fund (registered investment company) (30
S. Woodlawn Avenue                                                     Portfolios) (since 1994). Formerly, Member of the Board
Chicago, IL 60637                                                      of Milwaukee Mutal Insurance Company (1997-2010).
Age: 73

Roger G. Ibbotson         Since Inception       100 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG                              investment companies   Management (since 1984). Chairman, CIO and Partner,
and DIG. Trustee of                                                    Zebra Capital Management, LLC (hedge fund manager)
DFAITC and DEM.                                                        (since 2001). Consultant to Morningstar, Inc. (since
Yale School of                                                         2006). Formerly, Chairman, Ibbotson Associates, Inc.,
Management P.O. Box                                                    Chicago, IL (software data publishing and consulting)
208200 New Haven, CT                                                   (1977-2006). Formerly, Director, BIRR Portfolio
06520-8200                                                             Analysis, Inc. (software products) (1990-2010).
Age: 68

Name, Position                                  Portfolios within the
with the Fund,           Term of Office/1 /and  DFA Fund Complex/2/        Principal Occupation(s) During Past 5 Years and
Address and Age          Length of Service            Overseen              Other Directorships of Public Companies Held
---------------          -------------------    ---------------------  --------------------------------------------------------
Edward P. Lazear            Since 2010          100 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG                              investment companies   (since 2002). Jack Steele Parker Professor of Human
and DIG.                                                               Resources Management and Economics, Graduate
Trustee of DFAITC and                                                  School of Business, Stanford University (since 1995).
DEM. Stanford                                                          Cornerstone Research (expert testimony and economic
University Graduate                                                    and financial analysis) (since 2009). Formerly,
School of Business 518                                                 Chairman of the President George W. Bush's Council
Memorial Way                                                           of Economic Advisers (2006-2009). Formerly,
Stanford, CA 94305-                                                    Council of Economic Advisors, State of California
5015 Age: 64                                                           (2005-2006). Formerly, Commissioner, White House
                                                                       Panel on Tax Reform (2005).

Myron S. Scholes          Since Inception       100 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG                              investment companies   Stanford University (since 1981). Formerly,
and DIG. Trustee of                                                    Chairman, Platinum Grove Asset Management, L.P.
DFAITC and DEM.                                                        (hedge fund) (formerly, Oak Hill Platinum Partners)
c/o Dimensional Fund                                                   (1999-2009). Formerly, Managing Partner, Oak Hill
Advisors, LP 6300 Bee                                                  Capital Management (private equity firm) (until
Cave Road Building 1                                                   2004). Director, American Century Fund Complex
Austin, TX 78746                                                       (registered investment companies) (40 Portfolios)
Age: 70                                                                (since 1980). Formerly, Director, Chicago Mercantile
                                                                       Exchange (2001-2008).

Abbie J. Smith Director     Since 2000          100 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
of DFAIDG and DIG.                              investment companies   of Accounting, The University of Chicago Booth
Trustee of DFAITC and                                                  School of Business (since 1980). Co-Director
DEM.                                                                   Investment Research, Fundamental Investment
The University of                                                      Advisors (hedge fund) (since 2008). Director, HNI
Chicago Booth School                                                   Corporation (formerly known as HON Industries Inc.)
of Business 5807                                                       (office furniture) (since 2000). Director, Ryder System
S. Woodlawn Avenue                                                     Inc. (transportation, logistics and supply-chain
Chicago, IL 60637                                                      management) (since 2003). Trustee, UBS Funds (4
Age: 58                                                                investment companies within the fund complex) (52
                                                                       portfolios) (since 2009).

Name, Position                                      Portfolios within the
with the Fund,               Term of Office/1 /and  DFA Fund Complex/2/    Principal Occupation(s) During Past 5 Years and
Address and Age              Length of Service            Overseen         Other Directorships of Public Companies Held
---------------              -------------------    ---------------------  -----------------------------------------------
                                           Interested Trustees/Directors*
David G. Booth                Since Inception       100 portfolios in 4    Chairman, Director/Trustee, President,
Chairman, Director,                                 investment companies   and Co-Chief Executive Officer (since
Co-Chief Executive Officer                                                 January 2010) of Dimensional Holdings
and President of DFAIDG                                                    Inc., Dimensional Fund Advisors LP,
and DIG. Chairman,                                                         DFA Securities LLC, Dimensional
Trustee, Co-Chief                                                          Emerging Markets Value Fund, DFAIDG,
Executive Officer and                                                      Dimensional Investment Group Inc. and
President of DFAITC and                                                    The DFA Investment Trust Company.
DEM. 6300 Bee Cave Road,                                                   Director of Dimensional Fund Advisors
Building One                                                               Ltd., Dimensional Funds PLC,
Austin, Texas 78746                                                        Dimensional Funds II PLC, DFA
Age: 65                                                                    Australia Limited, Dimensional Cayman
                                                                           Commodity Fund I Ltd., Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Chairman, Director and Co-Chief
                                                                           Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. President,
                                                                           Dimensional SmartNest (US) LLC.
                                                                           Limited Partner, Oak Hill Partners (since
                                                                           2001) and VSC Investors, LLC (since
                                                                           2007). Trustee, The University of
                                                                           Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Chief
                                                                           Executive Officer (until 2010) and Chief
                                                                           Investment Officer (2003-2007) of
                                                                           Dimensional Fund Advisors LP, DFA
                                                                           Securities LLC, Dimensional Emerging
                                                                           Markets Value Fund, DFAIDG,
                                                                           Dimensional Investment Group Inc., The
                                                                           DFA Investment Trust Company and
                                                                           Dimensional Holdings Inc. Formerly,
                                                                           Chief Investment Officer of Dimensional
                                                                           Fund Advisors Ltd. Formerly, President
                                                                           and Chief Investment Officer of DFA
                                                                           Australia Limited. Formerly, Director, SA
                                                                           Funds (registered investment company).

Eduardo A. Repetto              Since 2009          100 portfolios in 4    Co-Chief Executive Officer (since
Director, Co-Chief                                  investment companies   January 2010), Chief Investment Officer
Executive Officer and                                                      (since March 2007) and Director/Trustee
Chief Investment Officer of                                                of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                            Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                          Securities LLC, Dimensional Emerging
Executive Officer and                                                      Markets Value Fund, DFAIDG,
Chief Investment Officer of                                                Dimensional Investment Group Inc., The
DFAITC and DEM.                                                            DFA Investment Trust Company and
6300 Bee Cave Road,                                                        Dimensional Cayman Commodity Fund I
Building One                                                               Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                           President and Chief Investment Officer of
Age: 45                                                                    Dimensional Fund Advisors Canada
                                                                           ULC. Chief Investment Officer, Vice
                                                                           President and Director of DFA Australia
                                                                           Limited. Director of Dimensional Fund
                                                                           Advisors Ltd., Dimensional Funds PLC,
                                                                           Dimensional Funds II PLC, Dimensional
                                                                           Japan Ltd. and Dimensional Advisors Ltd.
                                                                           Co-Chief Executive Officer of
                                                                           Dimensional Retirement Plan Services
                                                                           LLC. Formerly, Vice President of
                                                                           Dimensional Holdings Inc., Dimensional
                                                                           Fund Advisors LP, DFA Securities LLC,
                                                                           Dimensional Emerging Markets Value
                                                                           Fund, DFAIDG, Dimensional Investment
                                                                           Group Inc., The DFA Investment Trust
                                                                           Company and Dimensional Fund
                                                                           Advisors Canada ULC.

--------
/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
/*/ Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                   Term of Office/1/
Name, Position with the Fund and    and Length of
Age                                    Service                 Principal Occupation(s) During Past 5 Years
--------------------------------   ----------------    -----------------------------------------------------------
                                                    Officers

 April A. Aandal                     Since 2008        Vice President of all the DFA Entities. Vice President
 Vice President,                                       Global Business Development of all the DFA Entities.
 Global Business                                       Formerly, Chief Learning Officer of Dimensional
 Development                                           (2008-2011); Regional Director of Dimensional (2004-2008).
 Age: 49

 Robyn G. Alcorta                    Since 2012        Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                        President Business Development at Capson Physicians
 Age: 37                                               Insurance Company (2010-2012); Vice President at Charles
                                                       Schwab (2007-2010).

 Darryl D. Avery                     Since 2005        Vice President of all the DFA Entities.
 Vice President
 Age: 46

 Arthur H. Barlow                    Since 1993        Vice President of all the DFA Entities.
 Vice President
 Age: 56

 John T. Blood                       Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2010-January 2011); Chief Market
 Age: 43                                               Strategist at Commonwealth Financial (2007-2010); Director
                                                       of Research at Commonwealth Financial (2000-2007).

 Scott A. Bosworth                   Since 2007        Vice President of all the DFA Entities.
 Vice President
 Age: 43

 Valerie A. Brown                    Since 2001        Vice President and Assistant Secretary of all the DFA
 Vice President and Assistant                          Entities, DFA Australia Limited, Dimensional Fund Advisors
 Secretary                                             Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
 Age: 45                                               Retirement Plan Services LLC, Dimensional Fund Advisors
                                                       Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice
                                                       President and Assistant Secretary of Dimensional Fund
                                                       Advisors Canada ULC.

 David P. Butler                     Since 2007        Vice President of all the DFA Entities. Head of Global
 Vice President                                        Financial Services of Dimensional (since 2008). Formerly,
 Age: 48                                               Regional Director of Dimensional (January 1995 to January
                                                       2005).

 Douglas M. Byrkit                   Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (December
 Age: 41                                               2010-January 2012); Regional Director at Russell
                                                       Investments (April 2006-December 2010).

 James G. Charles                    Since 2011        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional (2008-2010); Vice President,
 Age: 56                                               Client Portfolio Manager at American Century Investments
                                                       (2001-2008).

 Joseph H. Chi                       Since 2009        Vice President of all the DFA Entities. Co-Head of
 Vice President                                        Portfolio Management of Dimensional (since March 2012). Sr.
 Age: 46                                               Portfolio Manager of Dimensional (since January 2012).
                                                       Formerly, Portfolio Manager for Dimensional (October
                                                       2005-January 2012).

 Stephen A. Clark                    Since 2004        Vice President of all the DFA Entities, DFA Australia
 Vice President                                        Limited and Dimensional Fund Advisors Canada ULC. Head of
 Age: 40                                               Institutional, North America (since March 2012). Formerly,
                                                       Head of Portfolio Management of Dimensional (January
                                                       2006-March 2012).

 Jeffrey D. Cornell                  Since 2012        Vice President of all the DFA Entities. Formerly, Regional
 Vice President                                        Director for Dimensional Fund Advisors LP (August
 Age: 36                                               2002-January 2012).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Robert P. Cornell                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Financial Services Group of Dimensional (since August
Age: 63                                              1993).

George H. Crane                     Since 2010       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President and Managing Director at State Street Bank &
Age: 57                                              Trust Company (2007-2008); Managing Director, Head of
                                                     Investment Administration and Operations at State Street
                                                     Research & Management Company (2002-2005).

Christopher S. Crossan              Since 2004       Vice President and Global Chief Compliance Officer of all
Vice President and Global                            the DFA Entities, DFA Australia Limited, Dimensional Fund
Chief Compliance Officer                             Advisors Ltd., Dimensional SmartNest LLC, Dimensional
Age: 46                                              SmartNest (US) LLC and Dimensional Retirement Plan Services
                                                     LLC. Chief Compliance Officer of Dimensional Fund Advisors
                                                     Canada ULC.

James L. Davis                      Since 1999       Vice President of all the DFA Entities.
Vice President
Age: 55

Robert T. Deere                     Since 1994       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited and Dimensional Fund Advisors Canada ULC.
Age: 55

Peter F. Dillard                    Since 2010       Vice President of all the DFA Entities. Research Associate
Vice President                                       for Dimensional (since August 2008). Formerly, Research
Age: 40                                              Assistant for Dimensional (April 2006-August 2008).

Robert W. Dintzner                  Since 2001       Vice President of all the DFA Entities. Chief
Vice President and Chief                             Communications Officer of Dimensional (since 2010).
Communications Officer
Age: 42

Richard A. Eustice                  Since 1998       Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                         Entities and DFA Australia Limited. Chief Operating Officer
Secretary                                            of Dimensional Fund Advisors Ltd. (since July 2008).
Age: 47                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker                 Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 41

Jed S. Fogdall                      Since 2008       Vice President of all the DFA Entities. Co-Head of
Vice President                                       Portfolio Management of Dimensional (since March 2012). Sr.
Age: 38                                              Portfolio Manager of Dimensional (since January 2012).
                                                     Formerly, Portfolio Manager for Dimensional (since
                                                     September 2004).

Jeremy P. Freeman                   Since 2009       Vice President of all the DFA Entities. Senior Technology
Vice President                                       Manager for Dimensional (since June 2006). Formerly,
Age: 41                                              Principal at AIM Investments/Amvescap PLC (now Invesco)
                                                     (June 1998-June 2006).

Mark R. Gochnour                    Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional.
Age: 45

Tom M. Goodrum                      Since 2012       Vice President of all the DFA Entities. Formerly, Managing
Vice President                                       Director at BlackRock (2004-January 2012).
Age: 44

Henry F. Gray                       Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 45

John T. Gray                        Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (January 2005 to February 2007).
Age: 38

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   ------------------------------------------------------------
   Christian Gunther                Since 2011       Vice President of all the DFA Entities. Senior Trader for
   Vice President                                    Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   Age: 37                                           Trader for Dimensional Fund Advisors Ltd. (2009-2012);
                                                     Trader for Dimensional Fund Advisors Ltd. (2008-2009);
                                                     Trader for Dimensional Fund Advisors LP (2004-2008).

   Joel H. Hefner                   Since 2007       Vice President of all the DFA Entities. Regional Director
   Vice President                                    of Dimensional (since June 1998).
   Age: 44

   Julie C. Henderson               Since 2005       Vice President and Fund Controller of all the DFA Entities
   Vice President and Fund                           and Dimensional Cayman Commodity Fund I Ltd. and
   Controller                                        Dimensional Japan Ltd.
   Age: 38

   Kevin B. Hight                   Since 2005       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Christine W. Ho                  Since 2004       Vice President of all the DFA Entities.
   Vice President
   Age: 44

   Michael C. Horvath               Since 2011       Vice President of all the DFA Entities. Formerly, Managing
   Vice President                                    Director, Co-Head Global Consultant Relations at BlackRock
   Age: 52                                           (2004-2011).

   Jeff J. Jeon                     Since 2004       Vice President of all the DFA Entities and Dimensional
   Vice President                                    Cayman Commodity Fund I Ltd.
   Age: 38

   Stephen W. Jones                 Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Facilities Manager for Dimensional Fund Advisors LP
   Age: 44                                           (October 2008-January 2012); General Manager at Intereity
                                                     Investments (March 2007-October 2008).

   Patrick M. Keating               Since 2003       Vice President and Chief Operating Officer of all the DFA
   Vice President and Chief                          Entities, Dimensional Cayman Commodity Fund I Ltd.,
   Operating Officer                                 Dimensional Japan Ltd., Dimensional Advisors Ltd.,
   Age: 57                                           Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong
                                                     Limited and Dimensional Retirement Plan Services LLC.
                                                     Director, Vice President and Chief Privacy Officer of
                                                     Dimensional Fund Advisors Canada ULC. Director of DFA
                                                     Australia Limited, Dimensional Fund Advisors Ltd.,
                                                     Dimensional Japan Ltd., Dimensional Advisors Ltd. and
                                                     Dimensional Fund Advisors Pte. Ltd. Director and Vice
                                                     President of Dimensional Hong Kong Limited.

   Glenn E. Kemp                    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
   Vice President                                    Director for Dimensional Fund Advisors LP (April
   Age: 64                                           2006-January 2012).

   David M. Kershner                Since 2010       Vice President of all the DFA Entities. Portfolio Manager
   Vice President                                    for Dimensional (since June 2004).
   Age: 41

   Seyun Alice Kim                  Since 2012       Vice President of all the DFA Entities. Formerly,
   Vice President                                    Accounting Manager for Dimensional Fund Advisors LP
   Age: 32                                           (January 2006-January 2012).

   Timothy R. Kohn                  Since 2011       Vice President of all the DFA Entities. Head of Defined
   Vice President                                    Contribution Sales for Dimensional (since August 2010).
   Age: 41                                           Formerly, Chief DC Strategist, Barclays Global Investors
                                                     (2005-2009).

   Joseph F. Kolerich               Since 2004       Vice President of all the DFA Entities. Sr. Portfolio
   Vice President                                    Manager of Dimensional (since January 2012). Formerly,
   Age: 40                                           Portfolio Manager for Dimensional (April 2007-January 2012).

   Stephen W. Kurad                 Since 2011       Vice President of all the DFA Entities. Regional Director
   Vice President                                    for Dimensional (2007-2010).
   Age: 43

   Michael F. Lane                  Since 2004       Vice President of all the DFA Entities. Chief Executive
   Vice President                                    Officer of Dimensional SmartNest (US) LLC (since 2012).
   Age: 45

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
 Francis R. Lao                     Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 Vice President                                      President - Global Operations at Janus Capital Group
 Age: 43                                             (2005-2011).

 Juliet Lee                         Since 2005       Vice President of all the DFA Entities. Human Resources
 Vice President                                      Manager of Dimensional (since January 2004).
 Age: 41

 Marlena I. Lee                     Since 2011       Vice President of all the DFA Entities. Formerly, Research
 Vice President                                      Associate for Dimensional (July 2008-2010).
 Age: 31

 Apollo D. Lupescu                  Since 2009       Vice President of all the DFA Entities. Regional Director
 Vice President                                      for Dimensional (since February 2004).
 Age: 43

 Kenneth M. Manell                  Since 2010       Vice President of all the DFA Entities and Dimensional
 Vice President                                      Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
 Age: 39                                             September 2006). Formerly, Assistant General Counsel at
                                                     Castle & Cooke (January 2004-September 2006).

 Aaron M. Marcus                    Since 2008       Vice President of all the DFA Entities and Head of Global
 Vice President & Head of                            Human Resources of Dimensional. Formerly, Global Head of
 Global Human Resources                              Recruiting and Vice President of Goldman Sachs & Co. (June
 Age: 42                                             2006 to January 2008).

 David R. Martin                    Since 2007       Vice President, Chief Financial Officer and Treasurer of
 Vice President, Chief                               all the DFA Entities. Director, Vice President, Chief
 Financial Officer and                               Financial Officer and Treasurer of Dimensional Fund
 Treasurer                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
 Age: 55                                             Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                     Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                     Chief Financial Officer, Treasurer, and Vice President of
                                                     Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC,
                                                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
                                                     Retirement Plan Services LLC. Director of Dimensional Funds
                                                     PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                     Dimensional Japan Ltd.

 Catherine L. Newell                   Vice          Vice President and Secretary of all the DFA Entities and
 Vice President and Secretary       President        Dimensional Retirement Plan Services LLC (since June 2012).
 Age: 48                            since 1997       Director, Vice President and Secretary of DFA Australia
                                       and           Limited and Dimensional Fund Advisors Ltd. (since February
                                    Secretary        2002, April 1997 and May 2002, respectively). Vice
                                    since 2000       President and Secretary of Dimensional Fund Advisors Canada
                                                     ULC (since June 2003), Dimensional SmartNest LLC,
                                                     Dimensional SmartNest (US) LLC, Dimensional Cayman
                                                     Commodity Fund I Ltd., Dimensional Japan Ltd. (since
                                                     February 2012), Dimensional Advisors Ltd. (since March
                                                     2012), Dimensional Fund Advisors Pte. Ltd. (since June
                                                     2012) and Dimensional Hong Kong Limited (since August
                                                     2012). Director, Dimensional Funds PLC and Dimensional
                                                     Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                     Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                     Kong Limited (since August 2012 and July 2012).

 Christian A. Newton                Since 2009       Vice President of all DFA Entities. Web Services Manager
 Vice President                                      for Dimensional (since January 2008). Formerly, Design
 Age: 37                                             Manager of Dimensional (2005-2008).

 Pamela B. Noble                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager
 Vice President                                      for Dimensional (2008-2010). Formerly, Vice President and
 Age: 48                                             Portfolio Manager at USAA Investment Management Company
                                                     (2001-2006).

 Carolyn L. O Vice                  Since 2010       Vice President of all the DFA Entities and Dimensional
 President                                           Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds
 Age: 38                                             (since 2011). Counsel for Dimensional (2007-2011).
                                                     Formerly, Associate at K&L Gates LLP (January
                                                     2004-September 2007).

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Gerard K. O'Reilly                  Since 2007       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2004 to 2006).
Age: 35

Daniel C. Ong                       Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since July 2005).
Age: 38

Kyle K. Ozaki                       Since 2010       Vice President of all the DFA Entities. Senior Compliance
Vice President                                       Officer for Dimensional (since January 2008). Formerly,
Age: 34                                              Compliance Officer (February 2006-December 2007) and
                                                     Compliance Analyst (August 2004-January 2006) for
                                                     Dimensional.

David A. Plecha                     Since 1993       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd. and Dimensional
Age: 51                                              Fund Advisors Canada ULC.

Allen Pu                            Since 2011       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (July 2006-2010).
Age: 41

Theodore W. Randall                 Since 2008       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate of Dimensional (2006-2008). Systems Developer of
Age: 39                                              Dimensional (2001-2006).

Savina B. Rizova                    Since 2012       Vice President of all the DFA Entities. Formerly, Research
Vice President                                       Associate for Dimensional Fund Advisors LP (June
Age: 31                                              2011-January 2012); Research Assistant for Dimensional Fund
                                                     Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez                 Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 41

Julie A. Saft                       Since 2010       Vice President of all the DFA Entities. Client Systems
Vice President                                       Manager for Dimensional (since July 2008). Formerly, Senior
Age: 53                                              Manager at Vanguard (November 1997-July 2008).

David E. Schneider                  Since 2001       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 66

Walid A. Shinnawi                   Since 2010       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (March 2006-January 2010).
Age: 50

Bruce A. Simmons                    Since 2009       Vice President of all the DFA Entities. Investment
Vice President                                       Operations Manager for Dimensional (since May 2007).
Age: 47                                              Formerly, Vice President Client and Fund Reporting at
                                                     Mellon Financial (September 2005-May 2007).

Edward R. Simpson                   Since 2007       Vice President of all the DFA Entities. Regional Director
Vice President                                       of Dimensional (since December 2002).
Age: 44

Bryce D. Skaff                      Since 2007       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director of Dimensional (December 1999 to January 2007).
Age: 37

Andrew D. Smith                     Since 2011       Vice President of all the DFA Entities. Project Manager for
Vice President                                       Dimensional (2007-2010). Formerly, Business Analyst
Age: 44                                              Manager, National Instruments (2003-2007).

Grady M. Smith                      Since 2004       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                       Advisors Canada ULC.
Age: 56

Carl G. Snyder                      Since 2000       Vice President of all the DFA Entities.
Vice President
Age: 49

Lawrence R. Spieth                  Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 64

                                  Term of Office/1/
Name, Position with the Fund and   and Length of
Age                                   Service                Principal Occupation(s) During Past 5 Years
--------------------------------  ----------------   -----------------------------------------------------------
Bradley G. Steiman                  Since 2004       Vice President of all the DFA Entities and Director and
Vice President                                       Vice President of Dimensional Fund Advisors Canada ULC.
Age: 39

John H. Totten                      Since 2012       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional Fund Advisors LP (January
Age: 34                                              2008-January 2012).

Robert C. Trotter                   Since 2009       Vice President of all the DFA Entities. Senior Manager,
Vice President                                       Technology for Dimensional (since March 2007). Formerly,
Age: 54                                              Director of Technology at AMVESCAP (2002-2007).

Karen E. Umland                     Since 1997       Vice President of all the DFA Entities, DFA Australia
Vice President                                       Limited, Dimensional Fund Advisors Ltd., and Dimensional
Age: 46                                              Fund Advisors Canada ULC.

Brian J. Walsh                      Since 2009       Vice President of all the DFA Entities. Portfolio Manager
Vice President                                       for Dimensional (since 2004).
Age: 42

Weston J. Wellington                Since 1997       Vice President of all the DFA Entities.
Vice President
Age: 61

Ryan J. Wiley                       Since 2007       Vice President of all the DFA Entities. Senior Trader of
Vice President                                       Dimensional (since 2007).
Age: 36

Paul E. Wise                        Since 2005       Vice President of all the DFA Entities. Chief Technology
Vice President                                       Officer for Dimensional (since 2004).
Age: 57

Faith A. Yando                      Since 2011       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                       Vice President, Global Public Relations at Natixis Global
Age: 50                                              Asset Management (2008-2011); Senior Vice President, Media
                                                     Relations at Bank of America (2007-2008).

Joseph L. Young                     Since 2011       Vice President of all the DFA Entities. Formerly, Regional
Vice President                                       Director for Dimensional (2005-2010).
Age: 33

/1 /Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (Unaudited)

   For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                  Net
                                              Investment    Short-Term     Long-Term   Return
                                                Income     Capital Gain  Capital Gain    of    Tax-Exempt     Total
DFA Investment Dimensions Group Inc.         Distributions Distributions Distributions Capital  Interest  Distributions
------------------------------------         ------------- ------------- ------------- ------- ---------- -------------
Enhanced U.S. Large Company Portfolio.......      100%          --            --         --        --          100%
U.S. Large Cap Value Portfolio..............      100%          --            --         --        --          100%
U.S. Targeted Value Portfolio...............       45%           1%           54%        --        --          100%
U.S. Small Cap Value Portfolio..............       30%           1%           69%        --        --          100%
U.S. Core Equity 1 Portfolio................      100%          --            --         --        --          100%
U.S. Core Equity 2 Portfolio................       98%          --             2%        --        --          100%
U.S. Vector Equity Portfolio................       99%          --             1%        --        --          100%
U.S. Small Cap Portfolio....................       75%           1%           24%        --        --          100%
U.S. Micro Cap Portfolio....................       69%          --            31%        --        --          100%
DFA Real Estate Securities Portfolio........      100%          --            --         --        --          100%
Large Cap International Portfolio...........      100%          --            --         --        --          100%
International Core Equity Portfolio.........      100%          --            --         --        --          100%
International Small Company Portfolio.......       61%          --            39%        --        --          100%
Japanese Small Company Portfolio............      100%          --            --         --        --          100%
Asia Pacific Small Company Portfolio........      100%          --            --         --        --          100%
United Kingdom Small Company Portfolio......      100%          --            --         --        --          100%
Continental Small Company Portfolio.........      100%          --            --         --        --          100%
DFA International Real Estate Securities
  Portfolio.................................      100%          --            --         --        --          100%
DFA Global Real Estate Securities Portfolio.      100%          --            --         --        --          100%
DFA International Small Cap Value Portfolio.       58%           3%           39%        --        --          100%
International Vector Equity Portfolio.......       69%          --            31%        --        --          100%
World ex U.S. Value Portfolio...............      100%          --            --         --        --          100%
Selectively Hedged Global Equity Portfolio..      100%          --            --         --        --          100%
Emerging Markets Portfolio..................       36%          --            64%        --        --          100%
Emerging Markets Small Cap Portfolio........       51%          --            49%        --        --          100%
Emerging Markets Value Portfolio............       60%          --            40%        --        --          100%
Emerging Markets Core Equity Portfolio......      100%          --            --         --        --          100%
DFA Commodity Strategy Portfolio............       91%           8%            1%        --        --          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio...........      100%          --            --         --        --          100%
U.S. Large Company Portfolio................      100%          --            --         --        --          100%

                                           Qualifying
                                          For Corporate
                                            Dividends   Qualifying    U.S.      Foreign   Foreign  Qualifying   Qualifying
                                            Received     Dividend  Government     Tax     Source    Interest    Short-Term
DFA Investment Dimensions Group Inc.      Deduction(1)  Income(2)  Interest(3) Credit(4) Income(5) Income(6)  Capital Gain(7)
------------------------------------      ------------- ---------- ----------- --------- --------- ---------- ---------------
Enhanced U.S. Large Company Portfolio....       --          --         --         --         --       100%          100%
U.S. Large Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Targeted Value Portfolio............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Value Portfolio...........      100%        100%        --         --         --       100%          100%
U.S. Core Equity 1 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Core Equity 2 Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Vector Equity Portfolio.............      100%        100%        --         --         --       100%          100%
U.S. Small Cap Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Micro Cap Portfolio.................      100%        100%        --         --         --       100%          100%
DFA Real Estate Securities Portfolio.....      100%        100%        --         --         --       100%          100%
Large Cap International Portfolio........      100%        100%        --          3%        96%      100%          100%
International Core Equity Portfolio......      100%        100%        --          3%        94%      100%          100%
International Small Company Portfolio....      100%        100%        --          4%        91%      100%          100%
Japanese Small Company Portfolio.........      100%        100%        --          7%        92%      100%          100%
Asia Pacific Small Company Portfolio.....      100%        100%        --          1%        92%      100%          100%
United Kingdom Small Company
  Portfolio..............................      100%        100%        --         --        100%      100%          100%
Continental Small Company Portfolio......      100%        100%        --          5%        87%      100%          100%
DFA International Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        98%      100%          100%
DFA Global Real Estate Securities
  Portfolio..............................      100%        100%        --          1%        43%      100%          100%
DFA International Small Cap Value
  Portfolio..............................      100%        100%        --          4%        90%      100%          100%
International Vector Equity Portfolio....      100%        100%        --          3%        94%      100%          100%
World ex U.S. Value Portfolio............      100%        100%        --          3%        95%      100%          100%
Selectively Hedged Global Equity
  Portfolio..............................      100%        100%        --          3%        58%      100%          100%
Emerging Markets Portfolio...............      100%        100%        --          6%        95%      100%          100%
Emerging Markets Small Cap Portfolio.....      100%        100%        --          5%        86%      100%          100%
Emerging Markets Value Portfolio.........      100%        100%        --          6%        95%      100%          100%
Emerging Markets Core Equity Portfolio...      100%        100%        --          6%        91%      100%          100%
DFA Commodity Strategy Portfolio.........      100%        100%         1%        --         --       100%          100%
Dimensional Investment Group Inc.
DFA International Value Portfolio........      100%        100%        --          2%        96%      100%          100%
U.S. Large Company Portfolio.............      100%        100%        --         --         --       100%          100%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4) "Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5) "Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6) The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO] Recycled Recyclable                                       DFA103112-001A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a)  Audit Fees
          Fiscal Year Ended October 31, 2012: $17,476
          Fiscal Year Ended October 31, 2011: $24,346

    (b)  Audit-Related Fees
          Fees for Registrant   Fiscal Year Ended October 31, 2012: $1,402
                                Fiscal Year Ended October 31, 2011: $1,257

   For fiscal years ended October 31, 2012 and October 31, 2011,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                Fiscal Year Ended October 31, 2012: $170,000
                                Fiscal Year Ended October 31, 2011: $160,000

   For the fiscal years ended October 31, 2012 and October 31, 2011, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

    (c)  Tax Fees
          Fees for Registrant   Fiscal Year Ended October 31, 2012: $9,037
                                Fiscal Year Ended October 31, 2011: $20,517

   Tax Fees included, for the fiscal years ended October 31, 2012 and October 31, 2011, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

    (d)  All Other Fees

          Fees for Registrant Fiscal Year Ended October 31, 2012: $0

                                Fiscal Year Ended October 31, 2011: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

          (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2012 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                 ---

    (g)  Aggregate Non-Audit Fees
              Fiscal Year Ended October 31, 2012: $1,736,797
              Fiscal Year Ended October 31, 2011: $1,247,583

    (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
-----------------------

Investment Abbreviations
   ADR      American Depository Receipt
   FNMA     Federal National Mortgage Association
   GDR      Global Depository Receipt
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company

Investment Footnotes
   +     See Security Valuation Note within the Notes to Schedule of
         Investments.
   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
   *     Non-Income Producing Securities.
   #     Total or Partial Securities on Loan.
   @     Security purchased with cash proceeds from securities on loan.
   --    Amounts designated as -- are either zero or rounded to zero.
   (S)   Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2012

                                                                     SHARES     VALUE++
                                                                   ---------- ------------
COMMON STOCKS -- (89.7%)
BRAZIL -- (6.4%)
  *B2W Cia Global Do Varejo SA....................................     97,634 $    474,939
   Banco Alfa de Investimento SA..................................     96,500      261,793
   Banco do Brasil SA.............................................  2,525,346   26,943,821
   Banco Santander Brasil SA......................................  1,701,517   11,686,646
   Banco Santander Brasil SA ADR.................................. 18,012,780  122,486,904
   Bematech SA....................................................    559,900    1,337,001
  *BHG SA - Brazil Hospitality Group..............................        214        2,118
   BM&F Bovespa SA................................................ 28,221,345  180,634,394
   BR Malls Participacoes SA......................................  2,523,897   33,178,922
  *BrasilAgro - Companhia Brasileira de Propriedades Agricolas SA.     10,400       47,365
   Brookfield Incorporacoes SA....................................  6,434,284   11,246,256
  *Brookfield Incorporacoes SA Receipt............................  1,914,862    3,365,775
  *CCX Carvao da Colombia SA......................................    198,100      214,579
   Cia Providencia Industria e Comercio SA........................    340,000    1,354,275
   Cosan SA Industria e Comercio..................................    996,581   19,111,706
   CR2 Empreendimentos Imobiliarios SA............................     99,200      237,859
   Cremer SA......................................................    251,370    1,730,215
   Eternit SA.....................................................    382,123    1,580,381
   Even Construtora e Incorporadora SA............................  4,862,748   19,393,052
   EZ Tec Empreendimentos e Participacoes SA......................    333,141    4,379,442
  *Fertilizantes Heringer SA......................................    260,400    1,424,408
  *Fibria Celulose SA.............................................  1,837,064   15,593,404
 #*Fibria Celulose SA Sponsored ADR...............................  3,957,047   34,861,584
   Forjas Taurus SA...............................................    224,056      351,906
  *Gafisa SA......................................................  5,603,978   10,291,641
 #*Gafisa SA ADR..................................................  3,057,757   11,221,968
  *General Shopping Brasil SA.....................................    263,330    1,387,278
   Gerdau SA......................................................  1,893,096   13,766,785
 #*Gol Linhas Aereas Inteligentes SA ADR..........................     34,659      172,948
   Grendene SA....................................................  1,029,364    7,779,591
   Guararapes Confeccoes SA.......................................      3,550      209,744
  *Hypermarcas SA.................................................  5,559,281   44,204,913
  *IdeiasNet SA...................................................    619,330      594,615
   Iguatemi Empresa de Shopping Centers SA........................    181,520    2,305,810
  *Industrias Romi SA.............................................    628,500    1,652,441
  *Inepar SA Industria e Construcoes..............................     26,528       25,078
  *JBS SA......................................................... 17,008,240   55,017,915
   JHSF Participacoes SA..........................................  1,253,400    5,442,992
  *Kepler Weber SA................................................     92,218      459,035
  *Kroton Educacional SA Unit Shares..............................    205,136    4,100,599
  *Log-in Logistica Intermodal SA.................................    807,500    2,385,466
   Magnesita Refratarios SA.......................................  3,009,984   11,233,440
  *Marfrig Alimentos SA...........................................  5,057,848   26,147,758
  *Metalfrio Solutions SA.........................................     97,900      214,497
   Minerva SA.....................................................    768,777    4,163,633
  *MMX Mineracao e Metalicos SA...................................  1,048,833    2,075,926
  *MPX Energia SA.................................................    697,500    3,684,880
   Obrascon Huarte Lain Brasil SA.................................    354,000    3,329,017
  *Paranapanema SA................................................  4,240,245    7,119,094
   PDG Realty SA Empreendimentos e Participacoes.................. 12,121,117   20,410,241
   Petroleo Brasileiro SA.........................................  2,556,198   27,059,037
   Petroleo Brasileiro SA ADR..................................... 15,613,857  331,169,907
   Plascar Participacoes Industriais SA...........................  1,212,900      477,743
  *Positivo Informatica SA........................................    666,226    1,725,388
   Profarma Distribuidora de Produtos Farmaceuticos SA............    192,125    1,377,288
   Rodobens Negocios Imobiliarios SA..............................    323,101    2,036,234
   Rossi Residencial SA...........................................  6,073,331   12,768,333
   Sao Carlos Empreendimentos e Participacoes SA..................     77,100    1,731,006

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
 BRAZIL -- (Continued)
    Sao Martinho SA.................................     600,232 $    7,500,499
    SLC Agricola SA.................................     804,917      7,688,334
   *Springs Global Participacoes SA.................     438,409        582,804
    Sul America SA..................................     915,490      7,211,957
    Tecnisa SA......................................     545,739      2,257,063
    Tereos Internacional SA.........................     474,404        639,998
   *Trisul SA.......................................      91,961        110,024
    Triunfo Participacoes e Investimentos SA........     211,500      1,161,087
    Usinas Siderurgicas de Minas Gerais SA..........   2,197,000     11,487,723
   *Vanguarda Agro SA...............................  11,811,465      2,035,407
   *Via Varejo SA...................................      42,731        383,959
   *Viver Incorporadora e Construtora SA............   2,903,125      1,758,127
                                                                 --------------
 TOTAL BRAZIL.......................................              1,152,457,968
                                                                 --------------
 CHILE -- (1.4%)
    Almendral SA....................................     788,995        118,837
    Banco de Credito e Inversiones SA...............      77,327      4,969,724
   *Cementos Bio-Bio SA.............................     665,307        912,611
    Cencosud SA.....................................     894,470      4,896,115
    Cia General de Electricidad SA..................   1,055,985      5,442,882
    Cintac SA.......................................     155,202         67,739
   *Compania Sud Americana de Vapores SA............  49,740,965      4,755,449
    Corpbanca SA.................................... 996,591,595     13,044,859
    Cristalerias de Chile SA........................     264,624      2,100,932
    CTI Cia Tecno Industrial SA.....................     488,163         32,466
    Embotelladora Andina SA Series A ADR............      19,979        611,757
    Empresas CMPC SA................................  17,517,205     66,712,099
    Empresas Copec SA...............................   2,279,625     32,830,106
    Empresas Hites SA...............................     357,558        279,046
    Empresas Iansa SA...............................  43,801,768      3,413,834
   *Empresas La Polar SA............................   1,547,312        739,970
    Enersis SA......................................  37,924,945     12,955,095
    Enersis SA Sponsored ADR........................   3,368,927     57,069,623
    Gasco SA........................................     155,648      1,164,570
    Grupo Security SA...............................     983,876        357,847
    Inversiones Aguas Metropolitanas SA.............   5,759,080     10,712,619
    Madeco SA.......................................  64,223,012      2,314,511
    Masisa SA.......................................  37,061,086      4,005,355
    Minera Valparaiso SA............................       6,193        201,435
    Multiexport Foods SA............................     194,384         46,460
    Parque Arauco SA................................   1,342,635      3,063,937
    PAZ Corp. SA....................................   1,306,428        824,476
    Ripley Corp. SA.................................   8,738,892      8,245,780
    Salfacorp SA....................................     419,917        991,428
   *Sociedad Matriz SAAM SA.........................  51,571,533      6,029,094
    Sociedad Quimica y Minera de Chile SA Series A..      31,824      1,934,640
    Socovesa SA.....................................   5,049,841      2,655,325
    Soquimic Comercial SA...........................     189,354         46,438
    Vina Concha Y Toro SA...........................     367,145        742,249
    Vina Concha Y Toro SA Sponsored ADR.............       2,846        114,978
    Vina San Pedro Tarapaca SA......................  57,038,434        347,340
                                                                 --------------
 TOTAL CHILE........................................                254,751,626
                                                                 --------------
 CHINA -- (15.1%)
   #361 Degrees International, Ltd..................   6,803,000      1,950,977
   #Agile Property Holdings, Ltd....................  17,582,000     19,865,040
   #Agricultural Bank of China, Ltd. Series H....... 255,464,000    109,741,972
   *Air China, Ltd. Series H........................   1,580,000      1,116,368
  #*Aluminum Corp. of China, Ltd. ADR...............     276,693      2,979,984
  #*Aluminum Corp. of China, Ltd. Series H..........   8,702,000      3,769,477
    AMVIG Holdings, Ltd.............................   5,605,100      1,660,159

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES      VALUE++
                                                             ----------- ------------
CHINA -- (Continued)
 #*Angang Steel Co., Ltd. Series H..........................  15,187,640 $  9,048,285
   Anhui Tianda Oil Pipe Co., Ltd. Series H.................   2,847,412      512,446
   Anton Oilfield Services Group............................  12,450,527    3,747,856
  *Apollo Solar Energy Technology Holdings, Ltd.............  40,574,000    1,086,263
   Asia Cement China Holdings Corp..........................   7,788,500    3,302,934
   Asian Citrus Holdings, Ltd...............................   6,995,000    3,907,712
 #*Ausnutria Dairy Corp., Ltd...............................     268,000       50,487
  *AVIC International Holding HK, Ltd.......................  19,134,285      606,568
  #Bank of China, Ltd. Series H............................. 989,630,331  405,434,042
   Bank of Communications Co., Ltd. Series H................ 110,893,574   79,063,779
   Baoye Group Co., Ltd. Series H...........................   2,061,120    1,052,136
  *BaWang International Group Holding, Ltd..................   2,692,000      245,399
  *BBMG Corp. Series H......................................   2,013,500    1,721,670
   Beijing Capital International Airport Co., Ltd. Series H.  24,347,599   15,621,486
   Beijing Capital Land, Ltd. Series H......................  17,229,060    5,138,108
  *Beijing Development HK, Ltd..............................   1,545,000      284,467
   Beijing Enterprises Holdings, Ltd........................   6,247,500   40,350,941
   Beijing Jingkelong Co., Ltd. Series H....................     457,000      265,207
   Beijing North Star Co., Ltd. Series H....................   8,382,000    1,730,883
  *Beijing Properties Holdings, Ltd.........................     312,000       11,444
  *Besunyen Holdings Co., Ltd...............................   5,053,000      390,094
   Boer Power Holdings, Ltd.................................   2,122,000      762,687
   BYD Electronic International Co., Ltd....................  13,059,136    2,769,653
   C C Land Holdings, Ltd...................................  20,827,286    4,741,728
 #*Carnival Group International Holdings, Ltd...............   1,700,000       77,962
   Catic Shenzhen Holdings, Ltd. Series H...................   2,526,000      924,902
   Central China Real Estate, Ltd...........................   7,932,350    1,919,116
  #Changshouhua Food Co., Ltd...............................     856,000      440,312
 #*Chaoda Modern Agriculture Holdings, Ltd..................  37,445,412      861,239
  *Chigo Holding, Ltd.......................................  48,856,000    1,205,800
   China Aerospace International Holdings, Ltd..............  32,830,000    2,613,800
   China Agri-Industries Holdings, Ltd......................  23,705,000   14,834,208
  #China All Access Holdings, Ltd...........................   2,300,000      438,148
  #China Aoyuan Property Group, Ltd.........................  14,941,000    2,057,938
  #China Automation Group, Ltd..............................   6,821,000    1,613,333
   China BlueChemical, Ltd. Series H........................   8,950,878    5,663,159
 #*China Chengtong Development Group, Ltd...................   4,982,000      186,895
   China Citic Bank Corp., Ltd. Series H.................... 113,494,716   57,666,623
   China Coal Energy Co., Ltd. Series H.....................  60,445,000   59,809,419
  #China Communications Construction Co., Ltd. Series H.....  65,910,327   61,689,391
   China Communications Services Corp., Ltd. Series H.......  29,797,071   16,666,953
   China Construction Bank Corp. Series H................... 214,422,940  161,020,872
 #*China COSCO Holdings Co., Ltd. Series H..................  37,168,500   18,345,577
  #China Dongxiang Group Co., Ltd...........................  46,914,127    5,847,553
  *China Energine International Holdings, Ltd...............   7,322,390      296,490
   China Everbright, Ltd....................................  12,195,869   17,681,868
  *China Fiber Optic Network System Group, Ltd..............     660,000      113,233
   China Glass Holdings, Ltd................................   8,960,000    1,240,063
  *China Grand Forestry Green Resources Group, Ltd..........     665,110       47,946
 #*China Green Holdings, Ltd................................   7,842,800    1,723,225
   China Haidian Holdings, Ltd..............................  22,761,108    2,458,620
  #China High Precision Automation Group, Ltd...............     429,000       68,640
 #*China High Speed Transmission Equipment Group Co., Ltd...  17,215,000    5,873,411
 #*China Huiyuan Juice Group, Ltd...........................   8,259,483    2,604,816
  *China ITS Holdings Co., Ltd..............................   7,630,000    1,195,056
  #China Lumena New Materials Corp..........................  53,224,000   10,784,314
  *China Merchants Bank Co., Ltd. Series H..................   5,494,000   10,207,999
   China Merchants Holdings International Co., Ltd..........   9,101,424   30,023,402
  #China Metal Recycling Holdings, Ltd......................   3,259,800    3,246,766
  *China Mining Resources Group, Ltd........................  30,230,000      440,770
  #China Minsheng Banking Corp., Ltd. Series H..............  63,178,500   57,299,918

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE++
                                                              ----------- ------------
CHINA -- (Continued)
  *China Mobile Games & Entertainment Group, Ltd.............      24,079 $    144,474
 #*China Molybdenum Co., Ltd. Series H.......................  10,332,000    4,391,597
  *China National Building Material Co., Ltd. Series H.......   4,884,000    6,181,465
  #China National Materials Co., Ltd. Series H...............  13,923,000    4,317,768
  *China New Town Development Co., Ltd.......................  19,348,022      736,385
   China Nickel Resources Holdings Co., Ltd..................   5,532,000      440,865
  *China Oil & Gas Group, Ltd................................  26,345,715    3,150,135
  #China Oriental Group Co., Ltd.............................      26,000        5,637
  #China Petroleum & Chemical Corp. ADR......................     993,796  104,557,277
   China Petroleum & Chemical Corp. Series H................. 163,824,289  172,860,447
  *China Pharmaceutical Group, Ltd...........................  15,098,000    4,393,221
 #*China Precious Metal Resources Holdings Co., Ltd..........   6,830,000    1,320,762
  *China Properties Group, Ltd...............................   7,347,000    2,274,624
 #*China Qinfa Group, Ltd....................................   6,458,000      969,839
  #China Railway Construction Corp., Ltd. Series H...........  29,430,014   29,188,235
  #China Rare Earth Holdings, Ltd............................  20,507,000    4,661,314
 #*China Resources Cement Holdings, Ltd......................   2,830,000    1,909,455
   China Resources Enterprise, Ltd...........................   2,408,000    7,848,209
  #China Resources Land, Ltd.................................  21,837,727   49,593,033
  #China Rongsheng Heavy Industries Group Holdings, Ltd......  25,007,500    5,319,859
   China Sanjiang Fine Chemicals Co., Ltd....................   1,852,000      595,563
   China SCE Property Holdings, Ltd..........................   1,331,000      307,327
   China Shanshui Cement Group, Ltd..........................   1,255,000      926,864
 #*China Shipping Container Lines Co., Ltd. Series H.........  56,393,700   14,959,826
  #China Shipping Development Co., Ltd. Series H.............  19,327,488   10,121,566
  #China Singyes Solar Technologies Holdings, Ltd............   3,824,800    2,255,308
  #China South City Holdings, Ltd............................  13,892,462    2,198,177
   China Southern Airlines Co., Ltd. Series H................  17,624,000    8,333,149
   China Starch Holdings, Ltd................................  18,995,000      564,247
   China Sunshine Paper Holdings Co., Ltd....................   1,195,500      135,382
  *China Tianyi Holdings, Ltd................................     756,000      109,060
   China Tontine Wines Group, Ltd............................   7,118,000      732,428
   China Travel International Investment Hong Kong, Ltd......  52,275,631   10,081,640
   China Unicom Hong Kong, Ltd...............................   4,822,000    7,798,236
  #China Unicom Hong Kong, Ltd. ADR..........................   7,316,862  117,728,310
  #China Vanadium Titano - Magnetite Mining Co., Ltd.........  14,828,000    2,833,589
   China Wireless Technologies, Ltd..........................     928,000      269,167
 #*China Yurun Food Group, Ltd...............................  13,285,000    9,691,697
 #*China ZhengTong Auto Services Holdings, Ltd...............     197,000      132,740
 #*China Zhongwang Holdings, Ltd.............................  20,874,954    8,315,626
 #*Chongqing Iron & Steel Co., Ltd. Series H.................   7,456,000    1,168,155
   Chongqing Machinery & Electric Co., Ltd. Series H.........  18,992,000    2,875,392
  *Chongqing Rural Commercial Bank Series H..................     907,000      424,536
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.   5,728,000    2,324,748
   CIMC Enric Holdings, Ltd..................................   3,446,000    2,498,694
  #Citic Pacific, Ltd........................................  16,793,000   21,326,676
  *Citic Resources Holdings, Ltd.............................  42,880,000    6,546,662
   Clear Media, Ltd..........................................     650,000      335,208
  *Coastal Greenland, Ltd....................................   4,654,000      197,722
 #*Comba Telecom Systems Holdings, Ltd.......................   4,323,500    1,682,118
 #*Comtec Solar Systems Group, Ltd...........................   6,346,000      740,407
  #COSCO International Holdings, Ltd.........................  10,104,000    4,081,367
   COSCO Pacific, Ltd........................................  21,118,180   30,835,667
 #*Country Garden Holdings Co., Ltd..........................  32,900,203   13,132,595
   CPMC Holdings, Ltd........................................   2,018,000    1,421,318
   Da Ming International Holdings, Ltd.......................      32,000        4,878
   DaChan Food Asia, Ltd.....................................   3,535,000      501,131
   Dalian Port (PDA) Co., Ltd. Series H......................  14,226,000    3,130,764
 #*Daqing Dairy Holdings, Ltd................................   3,316,000           --
   Dawnrays Pharmaceutical Holdings, Ltd.....................     156,000       32,979
   DBA Telecommunication Asia Holdings, Ltd..................     248,000      135,210

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES     VALUE++
                                                           ---------- -----------
CHINA -- (Continued)
   Dongfeng Motor Group Co., Ltd. Series H................    558,000 $   690,134
 #*Dynasty Fine Wines Group, Ltd..........................  9,228,600   1,519,914
   Embry Holdings, Ltd....................................    544,000     258,306
  #Evergrande Real Estate Group, Ltd......................  5,087,000   2,206,287
   Evergreen International Holdings, Ltd..................  1,628,000     326,409
   Fantasia Holdings Group Co., Ltd.......................  9,902,515     978,284
  *First Tractor Co., Ltd. Series H.......................  2,252,000   1,870,289
  #Fosun International, Ltd............................... 14,274,244   6,993,523
   Franshion Properties China, Ltd........................ 44,364,580  13,507,734
  #Fufeng Group, Ltd......................................  2,215,000     840,508
  #GCL-Poly Energy Holdings, Ltd.......................... 35,208,000   6,223,861
  #Global Bio-Chem Technology Group Co., Ltd.............. 35,702,360   4,128,873
  *Global Sweeteners Holdings, Ltd........................ 10,400,350     722,919
  *Glorious Property Holdings, Ltd........................ 41,022,000   6,376,972
  *Goldbond Group Holdings, Ltd...........................  1,830,000      68,264
   Golden Meditech Holdings, Ltd.......................... 11,771,679   1,393,764
   Goldlion Holdings, Ltd.................................  1,298,000     590,372
  *GOME Electrical Appliances Holding, Ltd................ 47,272,000   4,910,162
   Great Wall Motor Co., Ltd. Series H....................    293,500     802,695
   Great Wall Technology Co., Ltd. Series H...............  7,550,035   1,347,031
  #Greentown China Holdings, Ltd..........................  9,234,591  11,345,051
  #Guangshen Railway Co., Ltd. Series H...................    888,000     306,245
  #Guangshen Railway Co., Ltd. Sponsored ADR..............    426,392   7,316,887
   Guangzhou Automobile Group Co., Ltd. Series H.......... 27,145,572  18,587,985
  #Guangzhou R&F Properties Co., Ltd. Series H............ 13,308,714  16,266,250
   Hainan Meilan International Airport Co., Ltd. Series H.  1,989,000   1,240,069
   Harbin Electric Co., Ltd. Series H..................... 10,673,474   8,784,926
  *Heng Tai Consumables Group, Ltd........................ 74,825,195   1,578,905
  *Hi Sun Technology, Ltd.................................    423,000      43,544
  #Hidili Industry International Development, Ltd......... 20,082,000   5,072,042
  *Hilong Holding, Ltd....................................      5,000       1,363
  #HKC Holdings, Ltd...................................... 39,674,878   1,583,098
  #Honghua Group, Ltd..................................... 16,779,970   3,901,418
 #*Hopson Development Holdings, Ltd....................... 11,228,000  10,838,043
  #Hua Han Bio-Pharmaceutical Holdings, Ltd............... 17,032,104   3,924,086
  *Hunan Nonferrous Metal Corp., Ltd. Series H............  7,126,000   2,107,534
  *Huscoke Resources Holdings, Ltd........................  9,616,000      97,689
   Hutchison Harbour Ring, Ltd............................  6,830,000     579,860
   Industrial & Commercial Bank of China, Ltd. Series H... 71,682,996  47,203,203
   Inspur International, Ltd.............................. 33,726,713   1,083,997
   International Taifeng Holdings, Ltd....................    462,000     140,060
   Jingwei Textile Machinery Co., Ltd. Series H...........    190,000     101,326
   Ju Teng International Holdings, Ltd.................... 11,466,249   4,569,111
  *Kai Yuan Holdings, Ltd................................. 64,220,000   1,737,859
 #*Kaisa Group Holdings, Ltd.............................. 21,380,632   3,985,840
  *Kasen International Holdings, Ltd......................  1,885,000     364,201
   Kingboard Chemical Holdings, Ltd.......................  7,717,371  22,897,658
   Kingboard Laminates Holdings, Ltd......................  7,016,500   2,979,444
   Kingway Brewery Holdings, Ltd..........................  3,238,000   1,147,456
   KWG Property Holding, Ltd.............................. 20,557,000  12,146,355
   Lai Fung Holdings, Ltd................................. 53,769,560   1,122,741
   Le Saunda Holdings, Ltd................................     82,000      24,079
   Lee & Man Paper Manufacturing, Ltd..................... 18,038,000   9,421,609
   Leoch International Technology, Ltd....................  1,278,000     200,681
 #*Li Ning Co., Ltd.......................................  1,151,000     608,426
  #Lijun International Pharmaceutical Holding, Ltd........  6,294,055   1,702,839
   Lingbao Gold Co., Ltd. Series H........................  4,220,000   1,858,527
   LK Technology Holdings, Ltd............................    112,500      19,114
  #Lonking Holdings, Ltd..................................  9,166,000   2,135,749
  *Loudong General Nice Resources China Holdings, Ltd..... 21,592,800     932,050
 #*Maanshan Iron & Steel Co., Ltd. Series H............... 27,282,000   7,025,688

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       SHARES      VALUE++
                                                                     ----------- -----------
CHINA -- (Continued)
  #Maoye International Holdings, Ltd................................   7,283,000 $ 1,457,586
 #*Metallurgical Corp of China, Ltd. Series H.......................  23,897,659   4,393,182
  *MIE Holdings Corp................................................      14,000       3,824
   Min Xin Holdings, Ltd............................................   1,654,000     907,058
  *Mingyuan Medicare Development Co., Ltd...........................  14,370,264     292,236
   Minmetals Land, Ltd..............................................  19,977,205   2,667,549
   Minth Group, Ltd.................................................   3,854,000   3,893,161
  *MMG, Ltd.........................................................   1,424,000     562,479
  *Nan Hai Corp, Ltd................................................  32,700,000     130,546
   NetDragon Websoft, Inc...........................................   1,502,500   1,602,999
   New World China Land, Ltd........................................  25,450,600  11,782,938
  #New World Department Store China, Ltd............................     565,000     337,969
  #Nine Dragons Paper Holdings, Ltd.................................  19,317,000  13,437,856
  #O-Net Communications Group, Ltd..................................   3,619,000     951,920
   Overseas Chinese Town Asia Holdings, Ltd.........................     160,000      58,458
  *PAX Global Technology, Ltd.......................................     135,000      24,335
   PCD Stores Group, Ltd............................................   4,664,000     437,294
  #Peak Sport Products Co., Ltd.....................................  10,288,000   1,956,250
  *PetroAsian Energy Holdings, Ltd..................................  19,174,084     396,994
 #*Poly Property Group Co., Ltd.....................................  31,419,488  18,829,732
  *Pou Sheng International Holdings, Ltd............................   9,813,529     625,538
  #Powerlong Real Estate Holdings, Ltd..............................   9,989,000   1,679,726
 #*Prosperity International Holdings HK, Ltd........................  19,500,000     993,865
   Qin Jia Yuan Media Services Co., Ltd.............................     903,250       9,414
   Qingling Motors Co., Ltd. Series H...............................  12,058,000   2,900,437
   Qunxing Paper Holdings Co., Ltd..................................   5,020,071   1,308,365
  #Real Gold Mining, Ltd............................................   3,137,500   3,566,606
  #Real Nutriceutical Group, Ltd....................................  11,046,000   3,929,051
   Regent Manner International Holdings, Ltd........................     738,000     153,698
 #*Renhe Commercial Holdings Co., Ltd...............................  45,780,000   1,933,979
  #REXLot Holdings, Ltd.............................................  95,781,150   7,027,346
   Royale Furniture Holdings, Ltd...................................   3,664,672     305,880
   Samson Holding, Ltd..............................................   7,831,452   1,118,930
  *Semiconductor Manufacturing International Corp................... 173,313,000   6,773,596
  *Semiconductor Manufacturing International Corp. ADR..............   1,331,701   2,516,915
  #Shandong Chenming Paper Holdings, Ltd. Series H..................   4,153,318   1,536,375
   Shanghai Industrial Holdings, Ltd................................   8,464,918  27,085,941
  *Shanghai Industrial Urban Development Group, Ltd.................  15,164,000   2,528,878
  #Shanghai Jin Jiang International Hotels Group Co., Ltd. Series H.  17,400,000   2,687,359
   Shanghai Prime Machinery Co., Ltd. Series H......................   8,790,000   1,243,556
  *Shanghai Zendai Property, Ltd....................................  19,155,000     313,218
   Shengli Oil & Gas Pipe Holdings, Ltd.............................   9,946,500     907,409
   Shenzhen International Holdings, Ltd............................. 110,282,500   9,225,279
   Shenzhen Investment, Ltd.........................................  38,517,494  10,235,892
  #Shimao Property Holdings, Ltd....................................  22,765,535  43,179,838
  *Shougang Concord Century Holdings, Ltd...........................   5,822,299     213,518
 #*Shougang Concord International Enterprises Co., Ltd..............  83,508,208   4,449,837
  #Shougang Fushan Resources Group, Ltd.............................  43,564,594  15,157,832
  #Shui On Land, Ltd................................................  43,500,603  18,329,149
   Sijia Group Co., Ltd.............................................   1,152,649     237,416
   Silver Grant International Industries, Ltd.......................  20,310,804   3,578,717
  *SIM Technology Group, Ltd........................................  11,326,000     509,400
  *Sino Dragon New Energy Holdings, Ltd.............................   1,128,000      26,611
  *Sino Oil & Gas Holdings, Ltd.....................................  94,765,000   1,829,839
  *Sino Prosper State Gold Resources Holdings, Ltd..................  10,250,000     462,900
   Sinofert Holdings, Ltd...........................................  33,002,000   6,949,003
  *Sinolink Worldwide Holdings, Ltd.................................  16,942,508   1,238,846
   SinoMedia Holding, Ltd...........................................   2,897,139   1,411,744
  #Sino-Ocean Land Holdings, Ltd....................................  43,523,524  27,200,653
   Sinopec Kantons Holdings, Ltd....................................  16,676,600  12,391,766
   Sinotrans Shipping, Ltd..........................................  17,217,916   4,231,216

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                SHARES      VALUE++
                                                              ---------- --------------
CHINA -- (Continued)
   Sinotrans, Ltd. Series H.................................. 24,315,000 $    3,721,228
  #Sinotruk Hong Kong, Ltd...................................  9,113,335      5,227,375
  *SITC International Holdings Co., Ltd......................     52,000         13,574
  #Skyworth Digital Holdings, Ltd............................ 31,468,708     16,914,070
  *SMI Corp., Ltd............................................ 11,728,000        275,961
  #Soho China, Ltd........................................... 29,586,388     20,019,429
 #*Solargiga Energy Holdings, Ltd............................ 10,560,486        589,166
  *Sparkle Roll Group, Ltd...................................    472,000         27,621
  *SPG Land Holdings, Ltd....................................  3,730,575        926,611
 #*SRE Group, Ltd............................................ 41,222,285      1,614,080
  #Sunac China Holdings, Ltd.................................  4,498,000      2,375,944
   Sunny Optical Technology Group Co., Ltd...................  3,089,000      1,809,554
   Tak Sing Alliance Holdings, Ltd...........................  3,394,391        418,810
  #TCC International Holdings, Ltd........................... 13,997,056      3,796,235
   TCL Communication Technology Holdings, Ltd................  1,860,000        568,563
   TCL Multimedia Technology Holdings, Ltd...................  8,874,200      4,913,223
  *Texhong Textile Group, Ltd................................  1,716,000        807,657
   Tian An China Investments Co., Ltd........................  7,019,000      4,072,055
   Tian Shan Development Holdings, Ltd.......................    806,000        193,310
   Tiangong International Co., Ltd........................... 15,623,944      3,753,449
   Tianjin Port Development Holdings, Ltd.................... 12,609,657      1,556,900
   Tianneng Power International, Ltd.........................  5,282,280      3,560,433
   Tomson Group, Ltd.........................................  2,979,206        705,993
   TPV Technology, Ltd....................................... 10,594,496      2,352,563
   Travelsky Technology, Ltd. Series H....................... 16,861,500      8,685,935
  *Trony Solar Holdings Co., Ltd.............................  8,775,000        713,318
   Truly International Holdings, Ltd......................... 21,705,500      3,292,045
   VODone, Ltd............................................... 48,158,000      4,694,041
   Wasion Group Holdings, Ltd................................  5,951,291      2,171,593
   Weiqiao Textile Co., Ltd. Series H........................  7,549,500      2,943,472
   Welling Holding, Ltd......................................     12,000          1,464
  #West China Cement, Ltd.................................... 27,792,000      4,989,818
  *Winsway Coking Coal Holdings, Ltd.........................    829,000        133,243
   Wuyi International Pharmaceutical Co., Ltd................    175,000          8,579
   Xiamen International Port Co., Ltd. Series H.............. 15,252,000      1,767,677
   Xingda International Holdings, Ltd........................ 10,726,000      3,732,853
   Xinhua Winshare Publishing & Media Co., Ltd. Series H.....  4,837,000      2,590,450
  #Xinjiang Goldwind Science & Technology Co., Ltd. Series H.  1,354,800        512,628
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H........ 10,075,000      2,109,503
   Xiwang Sugar Holdings Co., Ltd............................ 11,548,736      1,216,464
  #XTEP International Holdings, Ltd..........................  2,745,500      1,188,337
  *Yanchang Petroleum International, Ltd..................... 44,770,000      2,938,850
   Yantai North Andre Juice Co. Series H.....................  2,365,000         92,828
  *Yashili International Holdings, Ltd.......................    397,000         92,922
  #Yip's Chemical Holdings, Ltd..............................    438,000        296,441
  #Youyuan International Holdings, Ltd.......................     85,663         20,958
   Yuexiu Property Co., Ltd.................................. 75,308,170     20,590,858
  #Yuzhou Properties Co......................................    910,800        210,926
 #*Zhejiang Glass Co., Ltd. Series H.........................    437,000             --
  *Zhong An Real Estate, Ltd.................................  4,695,800        484,399
                                                                         --------------
TOTAL CHINA..................................................             2,692,433,338
                                                                         --------------
COLOMBIA -- (0.0%)
  *Cementos Argos SA.........................................    206,640        994,977
  *Fabricato SA.............................................. 17,729,182        880,766
   Grupo de Inversiones Suramericana SA......................    169,566      3,299,185
   Grupo Nutresa SA..........................................     83,729      1,130,852
                                                                         --------------
TOTAL COLOMBIA...............................................                 6,305,780
                                                                         --------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S...................................................     58,205      2,150,929

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CZECH REPUBLIC -- (Continued)
   Komercni Banka A.S...................................     35,556 $ 7,275,855
   Pegas Nonwovens SA...................................    147,266   3,372,855
   Telefonica Czech Republic A.S........................  1,025,276  20,422,860
 #*Unipetrol A.S........................................  1,424,029  12,360,235
                                                                    -----------
TOTAL CZECH REPUBLIC....................................             45,582,734
                                                                    -----------
HONG KONG -- (0.0%)
  *Qualipak International Holdings, Ltd.................    344,816      39,287
                                                                    -----------
HUNGARY -- (0.5%)
  *Danubius Hotel & Spa P.L.C...........................    136,180   1,666,382
   EGIS Pharmaceuticals P.L.C...........................     58,095   4,675,302
  *Fotex Holding SE.....................................    899,183     717,695
   MOL Hungarian Oil & Gas P.L.C........................    175,254  15,245,185
  #OTP Bank P.L.C.......................................  3,793,491  72,294,221
  *PannErgy P.L.C.......................................    177,767     489,451
  *Tisza Chemical Group P.L.C...........................    235,511   2,027,608
                                                                    -----------
TOTAL HUNGARY...........................................             97,115,844
                                                                    -----------
INDIA -- (7.7%)
  *A2Z Maintenance & Engineering Services, Ltd..........     59,997      64,719
   Aban Offshore, Ltd...................................    238,529   1,946,683
  *ABG Shipyard, Ltd....................................    257,426   1,776,856
   Adani Enterprises, Ltd...............................  1,192,978   4,752,476
  *Adani Power, Ltd.....................................    635,365     565,364
   Aditya Birla Nuvo, Ltd...............................    526,274   8,879,677
   Ajmera Realty & Infra India, Ltd.....................     14,563      30,970
   Akzo Nobel India, Ltd................................     47,267     850,016
   Alembic Pharmaceuticals, Ltd.........................    609,121     766,624
  *Alembic, Ltd.........................................     90,643      26,248
   Allahabad Bank, Ltd..................................  1,927,170   4,856,509
   Alok Industries, Ltd.................................  6,859,055   1,467,776
   Amara Raja Batteries, Ltd............................     14,826      62,645
   Ambuja Cements, Ltd..................................  2,142,772   8,033,509
   Amtek Auto, Ltd......................................  1,125,521   1,507,930
  *Amtek India, Ltd.....................................     84,531     148,673
   Anant Raj Industries, Ltd............................  1,659,009   2,497,674
   Andhra Bank, Ltd.....................................  2,193,717   4,214,576
  *Ansal Properties & Infrastructure, Ltd...............    141,443      77,261
   Apollo Hospitals Enterprise, Ltd.....................    271,724   3,931,006
   Apollo Tyres, Ltd....................................  1,676,970   2,664,381
   Arvind, Ltd..........................................  2,495,370   3,761,153
   Ashok Leyland, Ltd................................... 17,832,368   7,740,468
   Asian Hotels East, Ltd...............................      1,050       4,399
   Aurobindo Pharma, Ltd................................  2,169,870   6,376,445
   Bajaj Finance, Ltd...................................     93,467   2,226,373
   Bajaj Finserv, Ltd...................................      2,335      36,669
   Bajaj Hindusthan, Ltd................................  4,307,376   2,355,319
   Bajaj Holdings & Investment, Ltd.....................    357,463   5,771,707
   Balkrishna Industries, Ltd...........................     18,159      89,588
   Ballarpur Industries, Ltd............................  4,040,976   1,647,059
   Balmer Lawrie & Co., Ltd.............................     64,768     770,351
  *Balrampur Chini Mills, Ltd...........................  2,467,289   3,119,472
   Bank of Baroda.......................................    797,959  10,714,311
   Bank of India........................................  1,696,673   8,667,214
   Bank of Maharashtra, Ltd.............................  1,477,172   1,440,739
   BEML, Ltd............................................    190,772   1,023,005
   BGR Energy Systems, Ltd..............................    116,212     566,999
  *Bharat Electronics, Ltd..............................      3,615      82,649
   Bhushan Steel, Ltd...................................  1,046,329   9,556,197
   Birla Corp., Ltd.....................................    121,368     584,373

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 INDIA -- (Continued)
    Bombay Dyeing & Manufacturing Co., Ltd...............   625,585 $ 1,302,454
   *Bombay Rayon Fashions, Ltd...........................    65,879     319,576
    Brigade Enterprises, Ltd.............................     5,099       6,167
   *Cairn India, Ltd..................................... 4,115,319  25,714,883
    Canara Bank.......................................... 1,406,261  10,480,046
    Central Bank of India................................ 3,204,753   4,118,064
    Century Textiles & Industries, Ltd...................   692,091   4,978,051
    Chambal Fertilizers & Chemicals, Ltd................. 1,527,668   1,894,822
    Cholamandalam Investment & Finance Co., Ltd..........     7,476      30,454
    City Union Bank, Ltd................................. 1,212,375   1,269,536
    Coromandel International, Ltd........................    56,625     299,961
    Corporation Bank.....................................   357,471   2,648,681
   *Cranes Software International, Ltd...................   114,443       5,167
    Dalmia Bharat Enterprises, Ltd.......................   159,852     478,201
   *DB Realty, Ltd....................................... 1,121,894   2,033,426
    DCM Shriram Consolidated, Ltd........................   216,466     286,487
    Deepak Fertilizers & Petrochemicals Corp., Ltd.......   424,886   1,048,213
   *DEN Networks, Ltd....................................     8,713      28,530
    Dena Bank............................................   939,377   1,845,390
   *Development Credit Bank, Ltd......................... 2,779,600   2,210,269
    Dewan Housing Finance Corp., Ltd.....................   115,020     404,942
    DLF, Ltd............................................. 6,678,402  24,980,191
   *Dredging Corp. of India, Ltd.........................    66,613     289,459
    E.I.D. - Parry (India), Ltd..........................   809,522   3,503,483
    Edelweiss Financial Services, Ltd.................... 1,091,035     683,997
    Educomp Solutions, Ltd...............................   819,103   2,226,027
    Eicher Motors, Ltd...................................    40,646   1,753,370
    EIH, Ltd.............................................   872,785   1,228,407
    Elder Pharmaceuticals, Ltd...........................   136,186     720,340
    Electrosteel Casings, Ltd............................   723,522     343,823
    Elgi Equipments, Ltd.................................    11,589      19,610
    Era Infra Engineering, Ltd...........................   994,586   2,521,232
    Escorts, Ltd......................................... 1,272,669   1,559,083
    Ess Dee Aluminium, Ltd...............................     7,727      39,320
   *Essar Oil, Ltd....................................... 1,456,017   1,692,039
    Essar Ports, Ltd.....................................   628,225   1,178,072
   *Essar Shipping, Ltd..................................   288,928     156,273
    Essel Propack, Ltd...................................   750,981     532,247
    FDC, Ltd.............................................    81,359     129,154
    Federal Bank, Ltd.................................... 1,722,798  15,454,071
   *Federal-Mogul Goetze (India), Ltd....................     6,858      25,215
    Financial Technologies (India), Ltd..................    99,172   1,828,539
    Finolex Cables, Ltd..................................   530,760     420,751
    Finolex Industries, Ltd..............................   695,629     834,260
   *Fortis Healthcare, Ltd............................... 1,275,271   2,405,396
    Future Capital Holdings, Ltd.........................   273,553     780,522
    GAIL India, Ltd......................................   381,180   2,465,030
    Gammon India, Ltd....................................   487,594     367,724
    Gateway Distriparks, Ltd.............................   231,605     614,194
   *Geodesic, Ltd........................................   157,411     116,490
    Gitanjali Gems, Ltd..................................   722,699   5,357,405
   *Glodyne Technoserve, Ltd.............................    26,287      26,805
    Godfrey Phillips India, Ltd..........................       628      38,835
    Graphite India, Ltd..................................   547,257     846,641
    Grasim Industries, Ltd...............................    15,142     932,077
    Great Eastern Shipping Co., Ltd...................... 1,015,463   4,835,336
   *GTL Infrastructure, Ltd.............................. 2,971,465     430,479
    Gujarat Alkalies & Chemicals, Ltd....................   427,411   1,039,646
    Gujarat Fluorochemicals, Ltd.........................   222,613   1,358,453
    Gujarat Narmada Valley Fertilizers Co., Ltd..........   702,608   1,060,275
    Gujarat NRE Coke, Ltd................................ 2,737,130     924,397

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
   Gujarat State Fertilisers & Chemicals, Ltd...........  2,186,080 $  3,019,157
   Gujarat State Petronet, Ltd..........................    209,832      292,633
   Gulf Oil Corp., Ltd..................................    239,031      394,472
  *HBL Power Systems, Ltd...............................    404,469      115,028
   HCL Infosystems, Ltd.................................  1,197,393      937,620
   HEG, Ltd.............................................    138,103      586,502
  *HeidelbergCement India, Ltd..........................    595,402      536,759
  *Hexa Tradex, Ltd.....................................    319,009      208,107
   Hexaware Technologies, Ltd...........................  2,372,265    4,926,790
   Hindalco Industries, Ltd............................. 16,705,416   36,014,770
   Hinduja Global Solutions, Ltd........................     63,466      378,783
   Hinduja Ventures, Ltd................................     67,133      585,848
  *Hindustan Construction Co., Ltd......................  6,741,542    2,124,615
  *Hotel Leelaventure, Ltd..............................  1,561,467      859,890
  *Housing Development & Infrastructure, Ltd............  4,919,930    8,702,497
   HSIL, Ltd............................................    187,119      413,203
   ICICI Bank, Ltd......................................    919,070   17,900,734
  #ICICI Bank, Ltd. Sponsored ADR.......................  3,805,302  149,358,103
   IDBI Bank, Ltd.......................................  3,116,338    5,336,965
  *Idea Cellular, Ltd...................................  6,510,570   10,300,196
   IDFC, Ltd............................................  6,072,777   18,157,294
   IFCI, Ltd............................................  6,602,323    3,384,832
   India Cements, Ltd...................................  3,198,513    5,671,479
   India Infoline, Ltd..................................  2,746,026    3,522,276
   Indiabulls Financial Services, Ltd...................  1,795,884    8,258,746
  *Indiabulls Infrastructure and Power, Ltd............. 10,676,958    1,260,316
  *Indiabulls Real Estate, Ltd..........................  2,937,281    3,099,290
   Indian Bank..........................................  1,269,647    3,953,991
   Indian Hotels Co., Ltd...............................  3,751,849    4,368,744
   Indian Overseas Bank.................................  2,980,762    3,947,898
   Indo Rama Synthetics (India), Ltd....................    100,225       45,755
   IndusInd Bank, Ltd...................................    993,138    6,678,781
   Infotech Enterprises, Ltd............................     21,152       73,388
   ING Vysya Bank, Ltd..................................    289,910    2,466,460
   Ingersoll-Rand India, Ltd............................     28,609      256,392
   Ipca Laboratories, Ltd...............................     57,340      488,646
   ISMT, Ltd............................................     73,774       32,674
  *IVRCL Infrastructures & Projects, Ltd................  4,406,969    3,233,161
   J.B. Chemicals & Pharmaceuticals, Ltd................    373,888      476,309
   Jai Corp., Ltd.......................................    659,451      687,895
  *Jain Irrigation Systems, Ltd.........................    513,679      622,946
   Jaiprakash Associates, Ltd........................... 18,602,264   29,908,547
   Jammu & Kashmir Bank, Ltd............................    286,979    6,570,352
   Jaypee Infratech, Ltd................................    431,895      380,611
   JBF Industries, Ltd..................................    140,876      369,368
  *Jet Airways (India), Ltd.............................    201,869    1,255,304
   Jindal Poly Films, Ltd...............................    210,342      785,483
   Jindal Saw, Ltd......................................  2,076,447    4,387,079
  *Jindal South West Holdings, Ltd......................        364        3,765
  *Jindal Stainless, Ltd................................    781,507      956,344
   JK Cement, Ltd.......................................    102,159      477,990
   JK Lakshmi Cement, Ltd...............................    242,246      559,037
   JM Financial, Ltd....................................  3,894,277    1,174,774
   JSW Energy, Ltd......................................  4,846,066    5,729,167
  *JSW ISPAT Steel, Ltd.................................  4,724,692      863,768
   JSW Steel, Ltd.......................................  1,467,112   19,998,431
   Jubilant Organosys, Ltd..............................    484,440    1,997,552
   Jyothy Laboratories, Ltd.............................        764        2,510
   Kakinada Fertilizers, Ltd............................  2,082,494      433,958
   Kalpataru Power Transmission, Ltd....................    157,933      257,407
  *Kalyani Investment Co., Ltd..........................      6,442       40,016

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
 INDIA -- (Continued)
    Karnataka Bank, Ltd.................................. 1,816,926 $4,555,315
    Karur Vysya Bank, Ltd................................   294,278  2,532,595
   *Karuturi Global, Ltd................................. 1,532,053    126,518
    KEC International, Ltd...............................   263,134    310,533
    Kesoram Industries, Ltd..............................   187,382    508,407
   *Kingfisher Airlines, Ltd............................. 2,060,576    478,744
    Kirloskar Industries, Ltd............................     8,578     50,231
    Kirloskar Oil Engines, Ltd...........................   325,726  1,152,871
    KSB Pumps, Ltd.......................................     7,582     32,337
   *KSK Energy Ventures, Ltd.............................    10,787     12,254
    Lakshmi Machine Works, Ltd...........................     3,315    126,846
    Lakshmi Vilas Bank, Ltd..............................   384,784    549,913
    LIC Housing Finance, Ltd.............................   588,295  2,658,160
    Madras Cements, Ltd..................................   490,640  1,847,016
   *Mahanagar Telephone Nigam, Ltd....................... 2,299,357  1,119,528
  #*Mahanagar Telephone Nigam, Ltd. ADR..................   100,249     99,246
    Maharashtra Scooters, Ltd............................     4,450     30,437
    Maharashtra Seamless, Ltd............................   194,873  1,195,811
    Mahindra & Mahindra Financial Services, Ltd..........    14,853    238,653
    Mahindra Lifespace Developers, Ltd...................   138,282  1,042,005
   *Man Infraconstruction, Ltd...........................     1,387      4,612
   *Manaksia, Ltd........................................   108,685     89,840
   *MAX India, Ltd.......................................    28,842    129,427
    McLeod Russel (India), Ltd...........................   707,622  3,987,261
   *Mercator Lines, Ltd.................................. 2,281,469    894,337
   *Merck, Ltd...........................................    25,112    289,251
    MindTree, Ltd........................................    23,786    289,700
    Monnet Ispat, Ltd....................................   183,497  1,000,343
   *Motilal Oswal Financial Services, Ltd................     3,624      8,022
    Mphasis, Ltd.........................................    37,279    268,657
    MRF, Ltd.............................................    17,453  3,292,125
   *Mukand, Ltd..........................................   122,024     64,559
    Nagarjuna Construction Co., Ltd...................... 2,921,412  2,366,360
   *Nagarjuna Oil Refinery, Ltd.......................... 1,740,645    174,006
    Nahar Capital & Financial Services, Ltd..............    18,244     15,905
    National Aluminium Co., Ltd.......................... 1,244,968  1,078,800
    Nava Bharat Ventures, Ltd............................    27,806     92,373
    NIIT Technologies, Ltd...............................   436,637  2,379,685
    NIIT, Ltd............................................ 1,287,158    794,220
    Noida Toll Bridge Co., Ltd...........................   361,467    169,188
    OCL India, Ltd.......................................    61,362    177,416
   *OMAXE, Ltd...........................................   760,005  2,210,662
   *Orbit Corp., Ltd.....................................   431,838    438,507
    Orchid Chemicals & Pharmaceuticals, Ltd..............   609,939  1,179,045
    Orient Paper & Industries, Ltd.......................   452,522    642,499
    Oriental Bank of Commerce............................ 1,002,858  5,752,004
   *Oswal Chemical & Fertilizers, Ltd....................   490,659    274,550
   *Panacea Biotec, Ltd..................................    32,900     64,951
   *Parsvnath Developers, Ltd............................ 1,662,316  1,135,446
    Peninsula Land, Ltd..................................   254,726    344,939
    Petronet LNG, Ltd.................................... 1,865,317  5,798,989
    Piramal Enterprises, Ltd.............................   666,316  6,119,769
   *Plethico Pharmaceuticals, Ltd........................   205,772    941,302
    Polaris Financial Technology, Ltd....................   641,382  1,422,408
    Polyplex Corp., Ltd..................................    22,174     85,202
    Power Finance Corp., Ltd.............................    16,793     57,618
    Prism Cement, Ltd....................................   426,424    439,481
    PTC (India), Ltd..................................... 3,100,766  3,655,204
    Punj Lloyd, Ltd...................................... 3,167,108  2,954,108
    Punjab & Sind Bank...................................   116,252    139,061
    Rain Commodities, Ltd................................ 1,362,709    980,634

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
   Rajesh Exports, Ltd..................................    325,512 $    736,854
   Raymond, Ltd.........................................    389,633    2,764,308
   REI Agro, Ltd........................................  4,398,461      832,734
  *REI Six Ten Retail, Ltd..............................    337,935       24,053
   Reliance Capital, Ltd................................  1,987,403   14,012,038
   Reliance Communications, Ltd.........................  7,699,434    7,673,909
   Reliance Industries, Ltd............................. 19,097,966  284,786,980
   Reliance Industries, Ltd. Sponsored GDR..............    107,000    3,172,550
  *Reliance Power, Ltd..................................  8,966,445   15,315,707
   Rolta (India), Ltd...................................  1,719,900    2,067,121
   Ruchi Soya Industries, Ltd...........................  1,722,168    2,122,315
   Rural Electrification Corp., Ltd.....................  2,768,400   11,033,859
   S. Kumars Nationwide, Ltd............................  2,532,190      700,210
  *SEAMEC, Ltd..........................................      9,774       16,512
   Sesa Goa, Ltd........................................  5,801,167   18,348,913
  *Shipping Corp. of India, Ltd.........................  2,146,903    2,016,890
   Shiv-Vani Oil & Gas Exploration Services, Ltd........     93,090      225,391
   Shree Renuka Sugars, Ltd.............................  7,048,981    4,104,739
   Simplex Infrastructures, Ltd.........................      2,212        8,349
   Sintex Industries, Ltd...............................  2,971,670    3,538,472
   SKF (India), Ltd.....................................      6,871       82,557
   Sobha Developers, Ltd................................    489,167    3,246,719
   South Indian Bank, Ltd...............................  9,724,062    4,164,831
   SREI Infrastructure Finance, Ltd.....................  1,470,670      748,085
   SRF, Ltd.............................................    269,009    1,113,379
   State Bank of Bikaner & Jaipur.......................     22,710      159,521
   State Bank of India..................................  2,228,831   86,802,979
   State Bank of India Sponsored GDR....................      5,732      473,630
   Steel Authority of India, Ltd........................  8,166,695   12,144,115
  *Sterling Biotech, Ltd................................    844,710       84,974
   Sterlite Industries (India), Ltd.....................  5,746,256   10,596,597
  #Sterlite Industries (India), Ltd. ADR................  2,573,639   19,276,556
   Sterlite Technologies, Ltd...........................  1,733,519      959,521
   Strides Arcolab, Ltd.................................    219,001    3,621,435
   Styrolution ABS India, Ltd...........................     28,114      334,815
   Sundaram Finance, Ltd................................      4,139       70,341
   Sundram Fastners, Ltd................................     55,097       48,947
  *Suzlon Energy, Ltd................................... 14,019,450    4,084,795
   Syndicate Bank.......................................  2,298,219    5,002,267
   Tamilnadu Newsprint & Papers, Ltd....................     58,711      118,645
   Tata Chemicals, Ltd..................................  1,136,067    6,673,052
   Tata Communications, Ltd.............................  1,042,873    4,704,661
   Tata Investment Corp., Ltd...........................     38,357      315,321
   Tata Steel, Ltd......................................  6,428,335   46,503,151
   Tata Tea, Ltd........................................  4,929,114   13,604,602
  *Teledata Marine Solutions, Ltd.......................    267,258        1,490
   Time Technoplast, Ltd................................    498,379      421,039
   Titagarh Wagons, Ltd.................................    106,381      648,037
   Transport Corp of India, Ltd.........................     23,907       28,023
   Trent, Ltd...........................................     18,226      374,955
   Triveni Turbine, Ltd.................................    240,000      245,792
   Tube Investments of India, Ltd.......................    574,844    1,846,627
  *Tulip IT Services, Ltd...............................    707,174      486,838
  *TV18 Broadcast, Ltd..................................    473,330      244,377
   UCO Bank.............................................  2,836,237    3,820,158
   Uflex, Ltd...........................................    451,319      844,059
   Unichem Laboratories, Ltd............................    191,773      679,057
   Union Bank of India, Ltd.............................    797,003    2,892,589
  *Unitech, Ltd......................................... 25,504,208   10,889,620
  *United Bank of India.................................     28,596       33,500
   United Phosphorus, Ltd...............................  2,712,633    5,721,307

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES        VALUE++
                                                         ------------- --------------
INDIA -- (Continued)
   United Spirits, Ltd..................................        41,486 $      907,985
  *Usha Martin, Ltd.....................................     1,702,109        912,759
  *Vardhman Special Steels, Ltd.........................        19,609         11,956
   Vardhman Textiles, Ltd...............................       104,526        480,683
   Videocon Industries, Ltd.............................     1,005,750      3,189,569
   Vijaya Bank, Ltd.....................................     2,397,311      2,385,690
   Voltamp Transformers, Ltd............................           724          6,383
   Welspun Corp., Ltd...................................     1,848,725      3,330,760
  *Wockhardt, Ltd.......................................        23,681        661,305
   Zee Entertainment Enterprises, Ltd...................     1,235,669      4,331,225
  *Zee Learn, Ltd.......................................       228,211        118,699
   Zensar Technologies, Ltd.............................         6,739         28,787
  *Zuari Agro Chemicals, Ltd............................       128,304        797,324
   Zuari Global, Ltd....................................       118,753        266,775
   Zylog Systems, Ltd...................................       154,229        428,390
                                                                       --------------
TOTAL INDIA.............................................                1,368,952,503
                                                                       --------------
INDONESIA -- (2.9%)
   PT Adaro Energy Tbk..................................    56,029,500      7,946,157
   PT Adhi Karya Persero Tbk............................    13,358,117      1,956,461
  *PT Agis Tbk..........................................    57,627,500      2,603,566
   PT Agung Podomoro Land Tbk...........................     3,748,500        141,581
   PT AKR Corporindo Tbk................................     3,981,400      1,834,267
  *PT Alam Sutera Realty Tbk............................    32,426,000      1,947,509
   PT Aneka Tambang Persero Tbk.........................    64,753,500      8,591,267
   PT Asahimas Flat Glass Tbk...........................     5,277,000      4,274,799
   PT Astra Graphia Tbk.................................     4,213,000        611,861
  *PT Bakrie & Brothers Tbk............................. 1,056,525,750      4,284,560
   PT Bakrie Sumatera Plantations Tbk...................   182,168,500      2,245,652
  *PT Bakrie Telecom Tbk................................   288,731,000      1,800,310
  *PT Bakrieland Development Tbk........................   623,458,520      4,194,690
   PT Bank Bukopin Tbk..................................    61,269,333      4,056,153
   PT Bank Danamon Indonesia Tbk........................    34,396,054     21,805,087
   PT Bank Mandiri Persero Tbk..........................    59,143,431     50,525,080
   PT Bank Negara Indonesia Persero Tbk.................   118,251,941     47,184,137
  *PT Bank Pan Indonesia Tbk............................   150,362,201     11,380,737
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk.     7,433,500        846,803
  *PT Bank Permata Tbk..................................       304,000         44,815
   PT Bank Tabungan Negara Persero Tbk..................    41,974,862      6,606,398
  *PT Barito Pacific Tbk................................    15,126,000        784,165
  *PT Benakat Petroleum Energy Tbk......................     2,249,500         41,558
  *PT Berau Coal Energy Tbk.............................    10,353,500        236,734
  *PT Berlian Laju Tanker Tbk...........................   128,161,466             --
   PT Bhakti Investama Tbk..............................   267,646,200     15,238,998
   PT Bisi International Tbk............................     6,891,000        764,567
  *PT Budi Acid Jaya Tbk................................    15,362,000        225,165
  *PT Bumi Resources Minerals Tbk.......................       541,000         24,373
   PT Bumi Resources Tbk................................   238,608,500     16,287,078
   PT Bumi Serpong Damai Tbk............................    19,383,000      2,483,967
  *PT Central Proteinaprima Tbk.........................   178,071,500        621,072
   PT Charoen Pokphand Indonesia Tbk....................    70,545,330     22,841,603
   PT Ciputra Development Tbk...........................   108,128,000      7,614,911
   PT Ciputra Property Tbk..............................     1,855,000        127,015
   PT Ciputra Surya Tbk.................................    16,452,000      2,985,643
   PT Clipan Finance Indonesia Tbk......................     2,995,500        124,179
  *PT Darma Henwa Tbk...................................   246,575,442      1,277,726
  *PT Davomas Adabi Tbk.................................   138,239,500        719,623
  *PT Delta Dunia Makmur Tbk............................     4,956,500         90,278
  *PT Elnusa Tbk........................................    27,207,500        508,066
  *PT Energi Mega Persada Tbk...........................   568,704,378      5,349,639
   PT Ever Shine Textile Tbk............................    19,342,215        320,189

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- ------------
INDONESIA -- (Continued)
  *PT Exploitasi Energi Indonesia Tbk....................   9,451,000 $    352,996
   PT Gajah Tunggal Tbk..................................  24,993,500    5,629,490
  *PT Garuda Indonesia Persero Tbk.......................   1,741,500      124,812
   PT Global Mediacom Tbk................................  92,510,500   21,856,804
   PT Gozco Plantations Tbk..............................  30,426,400      678,725
  *PT Great River International Tbk......................   1,788,000           --
   PT Gudang Garam Tbk...................................   5,176,000   26,394,284
  *PT Hero Supermarket Tbk...............................     306,500      106,329
   PT Holcim Indonesia Tbk...............................  15,667,000    5,286,659
  *PT Indah Kiat Pulp & Paper Corp. Tbk..................  32,693,500    3,325,405
   PT Indika Energy Tbk..................................  29,492,000    4,733,790
   PT Indofood Sukses Makmur Tbk.........................  60,328,500   35,695,707
   PT Indorama Synthetics Tbk............................      41,500        6,504
   PT Intiland Development Tbk...........................  35,952,500    1,174,717
   PT Japfa Comfeed Indonesia Tbk........................   5,422,250    2,745,704
   PT Jaya Real Property Tbk.............................  25,528,000    7,308,902
  *PT Kawasan Industri Jababeka Tbk...................... 294,868,000    6,255,563
   PT Lautan Luas Tbk....................................   1,040,000       86,400
   PT Lippo Karawaci Tbk................................. 276,014,437   26,635,809
   PT Matahari Putra Prima Tbk...........................  35,957,400    5,641,129
   PT Mayorah Indah Tbk..................................   8,301,072   20,382,925
   PT Medco Energi Internasional Tbk.....................  26,880,000    4,405,173
   PT Media Nusantara Citra Tbk..........................  15,413,094    4,520,102
   PT Mitra Adiperkasa Tbk...............................   1,460,000      991,580
  *PT Mitra International Resources Tbk..................  38,631,660      599,283
   PT Pabrik Kertas Tjiwi Kimia Tbk......................     246,000       56,871
   PT Pan Brothers Tbk...................................      87,500        3,816
  *PT Panasia Indo Resources Tbk.........................     403,200       12,803
  *PT Panin Financial Tbk................................ 247,955,500    3,421,127
   PT Panin Insurance Tbk................................  30,688,500    1,711,910
   PT Pembangunan Perumahan Persero Tbk..................  16,435,000    1,311,126
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.  25,417,884    6,124,631
  *PT Polychem Indonesia Tbk.............................  16,925,000      639,838
   PT Ramayana Lestari Sentosa Tbk.......................  25,267,500    2,908,372
   PT Sampoerna Agro Tbk.................................  10,891,441    2,737,980
   PT Samudera Indonesia Tbk.............................     290,000      115,437
   PT Selamat Sempurna Tbk...............................  14,510,000    3,689,173
  *PT Sentul City Tbk.................................... 265,783,500    5,299,695
   PT Sinar Mas Agro Resources & Technology Tbk..........   7,808,900    5,649,175
   PT Sinar Mas Multiartha Tbk...........................       2,000          946
   PT Summarecon Agung Tbk...............................  38,574,857    7,023,603
  *PT Sunson Textile Manufacturer Tbk....................   6,012,000      123,933
  *PT Surya Dumai Industri Tbk...........................   5,145,000           --
   PT Surya Toto Indonesia Tbk...........................     464,000      322,656
  *PT Suryainti Permata Tbk..............................  17,378,000      161,025
   PT Tiga Pilar Sejahtera Food Tbk......................  26,697,722    2,491,292
   PT Timah Persero Tbk..................................  35,523,900    5,262,363
   PT Trias Sentosa Tbk..................................     336,500       10,651
  *PT Trimegah Securities Tbk............................  34,267,000      419,273
  *PT Truba Alam Manunggal Engineering Tbk............... 129,244,500      672,798
   PT Tunas Baru Lampung Tbk.............................  16,371,000      865,134
   PT Tunas Ridean Tbk...................................  42,848,500    4,006,295
   PT Ultrajaya Milk Industry & Trading Co. Tbk..........  13,717,500    1,793,953
   PT Unggul Indah Cahaya Tbk............................     371,435       80,242
   PT United Tractors Tbk................................   1,386,500    3,027,425
   PT Vale Indonesia Tbk.................................  41,280,500   11,520,820
   PT Wijaya Karya Persero Tbk...........................  31,859,002    4,530,140
                                                                      ------------
TOTAL INDONESIA..........................................              524,481,734
                                                                      ------------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd...........................          --            5

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
  *Electra Real Estate, Ltd.............................         -- $        --
   Elron Electronic Industries, Ltd.....................          1           3
  *Feuchtwanger Investments, Ltd........................     10,500          32
  *Formula Systems (1985), Ltd..........................         --          --
  *Formula Vision Technologies, Ltd.....................         --          --
  *Israel Steel Mills, Ltd..............................     97,000         974
  *Kardan Israel, Ltd...................................         --          --
  *Knafaim Holdings, Ltd................................     69,033     203,352
  *Koor Industries, Ltd.................................          1          11
  *Liberty Properties, Ltd..............................      2,533      19,932
  *Mivtach Shamir Holdings, Ltd.........................     35,121     640,546
  *Naphtha Israel Petroleum Corp., Ltd..................         --           1
                                                                    -----------
TOTAL ISRAEL............................................                864,856
                                                                    -----------
MALAYSIA -- (3.2%)
  *Adventa Berhad.......................................     62,000      38,606
   Affin Holdings Berhad................................  9,611,900  10,670,460
   AirAsia Berhad.......................................  3,868,000   3,839,103
  *Alam Maritim Resources Berhad........................  4,226,700   1,002,491
   Alliance Financial Group Berhad...................... 15,889,900  21,197,980
   AMMB Holdings Berhad................................. 22,188,962  46,394,893
   Ann Joo Resources Berhad.............................  2,874,900   1,394,855
   APM Automotive Holdings Berhad.......................  1,238,800   1,977,556
   Apollo Food Holdings Berhad..........................     38,400      41,808
   Asas Dunia Berhad....................................    252,800     124,945
   Batu Kawan Berhad....................................  2,242,250  13,216,133
   Berjaya Assets Berhad................................    171,900      50,583
   Berjaya Corp. Berhad................................. 32,247,480   6,762,131
   Berjaya Land Berhad.................................. 13,220,000   3,516,419
   BIMB Holdings Berhad.................................  4,700,400   4,663,366
   BLD Plantation Berhad................................      6,600      17,267
  *Bolton Berhad........................................  1,352,400     357,183
  *Boustead Heavy Industries Corp. Berhad...............     63,700      52,877
   Boustead Holdings Berhad.............................  7,021,598  11,536,541
   Cahya Mata Sarawak Berhad............................  1,978,700   2,160,140
   CB Industrial Product Holding Berhad.................    451,100     402,505
   Chemical Co. of Malaysia Berhad......................    311,000     133,442
   Chin Teck Plantations Berhad.........................    309,100     913,642
   Coastal Contracts Berhad.............................  2,547,400   1,593,277
   CSC Steel Holdings Berhad............................  2,469,800     988,164
   Cycle & Carriage Bintang Berhad......................    241,300     220,518
  *Datuk Keramik Holdings Berhad........................    127,000          --
   Dijaya Corp. Berhad..................................  1,364,600     474,700
   DRB-Hicom Berhad..................................... 13,640,500  11,070,084
   Eastern & Oriental Berhad............................ 12,998,415   6,976,868
   ECM Libra Financial Group Berhad.....................  7,270,726   2,118,814
   Evergreen Fibreboard Berhad..........................  3,603,526     762,724
   Faber Group Berhad...................................  2,767,000   1,323,566
   Far East Holdings Berhad.............................    403,800     960,599
  *Fountain View Development Berhad.....................  2,573,200          --
   Gamuda Berhad........................................  1,852,500   2,190,665
   Genting (Malaysia) Berhad............................ 10,284,500  12,100,834
   Genting Plantations Berhad...........................    400,300   1,178,429
   Globetronics Technology Berhad.......................    730,700     361,557
   Glomac Berhad........................................  4,446,600   1,230,128
   Goldis Berhad........................................  3,042,225   2,005,832
  *Green Packet Berhad..................................  1,037,400     205,840
   GuocoLand (Malaysia) Berhad..........................  1,321,700     340,492
   Hap Seng Consolidated Berhad......................... 13,168,500   7,032,096
   Hap Seng Plantations Holdings Berhad.................  3,649,300   3,518,212
  *Hiap Teck Venture Berhad.............................    183,300      30,037

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
  *Ho Wah Genting Berhad................................  2,210,200 $   227,710
   Hong Leong Financial Group Berhad....................  2,148,951   9,083,126
   Hong Leong Industries Berhad.........................  1,233,000   1,898,528
  *Hubline Berhad.......................................  6,941,850     136,304
   Hunza Properties Berhad..............................  1,033,300     518,027
   Hwang-DBS (Malaysia) Berhad..........................    925,100     766,161
   IGB Corp. Berhad..................................... 14,898,690  11,900,736
  *IGB Real Estate Investment Trust.....................  1,145,343     496,340
   IJM Corp. Berhad..................................... 21,232,980  34,849,020
   IJM Land Berhad......................................  5,455,700   3,939,118
   IJM Plantations Berhad...............................    514,200     527,657
  *Inch Kenneth Kajang Rubber Berhad....................    119,800      28,818
  *Insas Berhad.........................................  5,034,048     660,263
   Integrax Berhad......................................    936,300     426,733
  *Iris Corp. Berhad....................................  4,773,700     272,999
  *Jaks Resources Berhad................................  6,197,900     749,902
   Jaya Tiasa Holdings Berhad...........................  3,976,133   2,997,622
  *JCY International Berhad.............................  3,383,400     830,112
   K & N Kenanga Holdings Berhad........................  3,187,800     700,834
  *Karambunai Corp. Berhad.............................. 19,239,800     751,884
   Keck Seng (Malaysia) Berhad..........................  2,515,500   3,243,499
   Kian Joo Can Factory Berhad..........................  4,383,180   3,405,070
  *KIG Glass Industrial Berhad..........................    260,000       2,561
   Kim Loong Resources Berhad...........................    491,900     364,566
  *Kinsteel Berhad......................................  8,342,300   1,079,001
   KLCC Property Holdings Berhad........................  6,568,600  12,795,626
  *KNM Group Berhad..................................... 14,497,525   2,538,640
   Knusford Berhad......................................     73,800      42,045
   KrisAssets Holdings Berhad...........................    218,577     198,468
  *KSL Holdings Berhad..................................    994,966     464,035
  *KUB (Malaysia) Berhad................................  6,366,600   1,020,704
   Kulim (Malaysia) Berhad..............................  9,703,300  15,931,915
  *Kumpulan Fima Berhad.................................  2,178,600   1,385,497
   Kumpulan Perangsang Selangor Berhad..................  1,741,700     553,493
   Kwantas Corp. Berhad.................................    288,400     187,904
  *Land & General Berhad................................  5,542,700     831,567
  *Landmarks Berhad.....................................  4,118,808   1,275,822
   Latexx Partners Berhad...............................  1,412,600   1,055,711
   LBS Bina Group Berhad................................    430,700     122,886
   Lingui Development Berhad............................  1,356,814     725,656
  *Lion Corp. Berhad....................................  1,371,081     127,872
   Lion Diversified Holdings Berhad.....................  4,064,800     412,367
   Lion Forest Industries Berhad........................     46,348      19,574
   Lion Industries Corp. Berhad.........................  7,840,481   2,723,645
   Mah Sing Group Berhad................................  2,467,700   1,815,725
   Malayan Flour Mills Berhad...........................  1,386,750     622,665
   Malaysia Airports Holdings Berhad....................  1,060,500   2,021,572
  *Malaysian Airlines System Berhad.....................  2,202,100     742,429
   Malaysian Bulk Carriers Berhad.......................  3,692,325   1,754,470
   Malaysian Pacific Industries Berhad..................    939,475     813,914
   Malaysian Resources Corp. Berhad.....................  5,785,200   3,328,249
   MBM Resources Berhad.................................  2,406,003   2,682,037
   Media Prima Berhad...................................    551,000     411,890
   Mega First Corp. Berhad..............................  1,154,600     624,933
  *Metroplex Berhad.....................................    817,000          --
  *MISC Berhad..........................................  5,859,504   8,138,716
  *MK Land Holdings Berhad..............................  9,637,500   1,177,242
   MKH Berhad...........................................  1,225,659     942,461
   MMC Corp. Berhad..................................... 13,905,480  11,871,127
  *MNRB Holdings Berhad.................................  1,295,300   1,229,162
   Mudajaya Group Berhad................................  3,280,000   2,869,847

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
   Muhibbah Engineering Berhad..........................  5,272,100 $ 1,596,544
  *Mulpha International Berhad.......................... 31,821,100   4,273,788
  *Multi-Purpose Holdings Berhad........................  1,040,100   1,237,446
   MWE Holdings Berhad..................................    290,400     167,768
   Naim Holdings Berhad.................................  2,063,100   1,345,012
   NCB Holdings Berhad..................................  2,451,500   3,544,287
   Negri Sembilan Oil Palms Berhad......................    167,600     317,607
   Oriental Holdings Berhad.............................  3,680,879   9,412,501
   Oriental Interest Berhad.............................    139,100      60,555
   OSK Holdings Berhad..................................  7,069,371   3,383,071
   OSK Ventures International Berhad....................     59,397       8,051
   P.I.E. Industrial Berhad.............................    323,600     470,728
   Pacific & Orient Berhad..............................    283,730     107,710
   Panasonic Manufacturing (Malaysia) Berhad............    383,380   2,766,364
  *Paracorp Berhad......................................    252,000         827
   Paramount Corp. Berhad...............................  1,049,300     519,334
   PBA Holdings Berhad..................................  1,362,400     402,570
   Pelikan International Corp. Berhad...................  4,182,926   1,027,279
  *Perdana Petroleum Berhad.............................  3,698,200   1,167,911
  *Perisai Petroleum Teknologi Berhad...................    824,300     277,866
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad....      6,800       7,138
   PJ Development Holdings Berhad.......................  3,182,100     839,602
   POS (Malaysia) Berhad................................  3,638,617   3,600,302
   PPB Group Berhad.....................................  7,552,466  33,332,351
   Press Metal Berhad...................................  2,734,381   1,559,664
  *Prime Utilities Berhad...............................     39,000       1,152
   Protasco Berhad......................................    282,200      85,129
  *QSR Brands Berhad....................................     56,800     122,529
   RCE Capital Berhad...................................  5,440,500     552,243
   RHB Capital Berhad................................... 10,646,121  26,165,572
  *Rimbunan Sawit Berhad................................    144,400      44,433
   Salcon Berhad........................................    416,700      60,126
   Sarawak Oil Palms Berhad.............................    596,220   1,218,649
   Sarawak Plantation Berhad............................     66,900      57,244
   Scientex Berhad......................................    746,748     785,991
  *Scomi Group Berhad................................... 22,855,300   3,063,838
   Selangor Dredging Berhad.............................  1,312,700     328,940
   Selangor Properties Berhad...........................     59,800      68,467
   Shangri-La Hotels (Malaysia) Berhad..................    753,100   1,046,248
   Shell Refining Co. Federation of Malaysia Berhad.....    241,200     696,145
   SHL Consolidated Berhad..............................  1,008,700     381,024
  *Sino Hua-An International Berhad.....................  3,829,800     219,222
   Subur Tiasa Holdings Berhad..........................    507,130     376,758
  *Sunway Berhad........................................  8,362,945   6,461,566
   Supermax Corp. Berhad................................  6,526,800   4,319,116
   Suria Capital Holdings Berhad........................    694,100     330,117
   Ta Ann Holdings Berhad...............................    579,722     722,204
   TA Enterprise Berhad................................. 18,077,500   3,019,233
   TA Global Berhad.....................................  9,842,580     821,967
   TAHPS Group Berhad...................................     27,000      48,310
   Tan Chong Motor Holdings Berhad......................  4,699,300   6,828,172
   TDM Berhad...........................................  1,942,600   2,254,883
  *TH Heavy Engineering Berhad..........................  4,521,200     873,022
   TH Plantations Berhad................................     39,200      29,683
  *Time Dotcom Berhad...................................  5,476,280   6,275,930
  *Tiong Nam Transport Holdings Berhad..................     40,400      16,178
   Tradewinds (Malaysia) Berhad.........................  1,948,000   4,683,114
   Tradewinds Corp. Berhad..............................  5,394,700   1,799,849
   Tradewinds Plantation Berhad.........................    540,800     758,068
  *Trinity Corp. Berhad................................. 15,950,050     236,888
   TSH Resources Berhad.................................    496,200     387,104

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
MALAYSIA -- (Continued)
  *UEM Land Holdings Berhad.............................  3,982,945 $  2,759,324
   UMW Holdings Berhad..................................    988,586    3,221,773
   Unico-Desa Plantations Berhad........................  4,258,528    1,773,672
   Unisem (Malaysia) Berhad.............................  8,256,000    2,750,789
   United Malacca Berhad................................    957,500    2,249,479
   United Plantations Berhad............................    602,700    4,978,688
   VS Industry Berhad...................................  1,337,193      657,444
   Wah Seong Corp. Berhad...............................  3,847,911    2,206,415
   WCT Berhad...........................................  7,324,200    6,622,903
   Wing Tai (Malaysia) Berhad...........................  1,868,800    1,109,965
   WTK Holdings Berhad..................................  4,994,050    1,716,312
   Yeo Hiap Seng (Malaysia) Berhad......................    354,220      412,614
   YNH Property Berhad..................................  5,291,959    3,304,443
   YTL Corp. Berhad..................................... 69,817,250   39,997,867
  *YTL Land & Development Berhad........................  1,918,300      608,850
  *Zelan Berhad.........................................  5,049,100      595,161
                                                                    ------------
TOTAL MALAYSIA..........................................             571,995,908
                                                                    ------------
MEXICO -- (6.6%)
  #Alfa S.A.B. de C.V. Series A......................... 51,397,020   94,755,160
  *Alsea S.A.B. de C.V..................................  2,045,320    3,284,946
   Arca Continental S.A.B. de C.V.......................  4,696,529   34,074,405
 #*Axtel S.A.B. de C.V..................................  8,940,907    1,993,848
   Bolsa Mexicana de Valores S.A. de C.V................  3,264,525    7,230,123
  *Cemex S.A.B. de C.V. Sponsored ADR................... 16,022,635  144,844,622
  #Cia Minera Autlan S.A.B. de C.V. Series B............  1,187,152    1,175,003
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........    151,579   19,388,470
  *Consorcio ARA S.A.B. de C.V. Series *................ 11,911,323    3,738,776
  #Controladora Comercial Mexicana S.A.B. de C.V.
    Series B............................................  4,941,405   13,849,822
   Corp Actinver S.A.B. de C.V..........................      3,700        3,218
  *Corporacion GEO S.A.B. de C.V. Series B..............  9,461,653   11,359,186
  *Corporacion Interamericana de Entramiento S.A.B. de
    C.V. Series B.......................................  1,560,786      786,711
 #*Desarrolladora Homex S.A.B. de C.V...................  3,619,653    7,997,294
 #*Desarrolladora Homex S.A.B. de C.V. ADR..............    115,455    1,529,779
  *Dine S.A.B. de C.V...................................  1,027,267      329,504
   El Puerto de Liverpool S.A.B. de C.V. Series 1.......     19,600      184,115
   El Puerto de Liverpool S.A.B. de C.V. Series C-1.....    202,440    1,813,209
  *Empaques Ponderosa S.A. de C.V. Series B.............     90,000        6,186
 #*Empresas ICA S.A.B. de C.V...........................  6,728,823   14,465,890
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR............  1,118,155    9,660,859
 #*Financiera Independencia S.A.B. de C.V...............     14,576        4,497
  #Fomento Economico Mexicano S.A.B. de C.V.............  2,311,921   20,838,011
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................  2,494,369  226,014,775
  *Gruma S.A.B. de C.V. ADR.............................     15,222      176,575
 #*Gruma S.A.B. de C.V. Series B........................  3,607,804   10,497,734
  *Grupo Aeromexico S.A.B. de C.V.......................     47,800       74,690
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V...    868,688    2,065,240
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
    ADR.................................................     46,309      892,374
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..    636,889   30,328,654
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B...........................................  1,268,733    6,089,802
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...    271,607   26,229,088
  #Grupo Aeroportuario del Sureste S.A.B. de C.V.
    Series B............................................  1,203,482   11,672,691
  #Grupo Bimbo S.A.B. de C.V. Series A..................    187,300      435,851
   Grupo Carso S.A.B. de C.V. Series A-1................ 10,574,593   38,174,814
  *Grupo Cementos de Chihuahua S.A.B. de C.V............  2,799,892    9,470,537
  #Grupo Comercial Chedraui S.A. de C.V.................  1,382,379    3,726,743
 #*Grupo Famsa S.A.B. de C.V. Series A..................  2,995,218    3,545,584
   Grupo Financiero Banorte S.A.B. de C.V. Series O..... 23,160,991  128,770,440
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O..... 16,767,514   44,550,314
   Grupo Gigante S.A.B. de C.V. Series*.................    471,076      870,631
  #Grupo Industrial Maseca S.A.B. de C.V. Series B......  2,724,300    3,274,819

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
 MEXICO -- (Continued)
    Grupo Industrial Saltillo S.A.B. de C.V.........   1,332,369 $    2,386,135
    Grupo Kuo S.A.B. de C.V. Series B...............   2,056,267      4,337,414
    Grupo Mexico S.A.B. de C.V. Series B............  26,180,390     83,935,602
   *Grupo Pochteca S.A.B. de C.V....................     288,324         99,528
   *Grupo Posadas S.A.B. de C.V. Series L...........     355,600        429,088
   *Grupo Qumma S.A. de C.V. Series B...............       5,301             73
   *Grupo Simec S.A. de C.V. Series B...............   1,732,137      6,919,817
  #*Grupo Simec S.A. de C.V. Sponsored ADR..........      19,072        231,534
   #Industrias Bachoco S.A.B. de C.V. Series B......     924,065      1,952,011
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR.         382          9,645
   *Industrias CH S.A.B. de C.V. Series B...........   3,336,823     19,364,990
  #*Inmuebles Carso S.A.B. de C.V. Series B-1.......  10,258,893      7,967,996
    Medica Sur S.A.B. de C.V. Series B..............       1,000          1,834
  #*Megacable Holdings S.A.B. de C.V................      84,894        215,898
   *Minera Frisco S.A.B. de C.V. Series A-1.........   9,613,778     38,179,048
   *OHL Mexico S.A.B. de C.V........................   2,713,151      4,517,084
   #Organizacion Soriana S.A.B. de C.V. Series B....  14,981,589     50,342,899
   *Qualitas Controladora S.A.B. de C.V.............   2,054,000      3,058,882
  #*Sare Holding S.A.B. de C.V......................   1,159,700         97,424
   *Savia S.A. de C.V. Series A.....................   3,457,285        211,229
    TV Azteca S.A.B. de C.V.........................   2,655,220      1,664,836
  #*Urbi Desarrollos Urbanos S.A.B. de C.V..........   9,102,158      5,679,291
  #*Vitro S.A.B. de C.V. Series A...................   1,546,127      2,242,321
                                                                 --------------
 TOTAL MEXICO.......................................              1,174,019,569
                                                                 --------------
 PHILIPPINES -- (1.1%)
    A. Soriano Corp.................................  20,195,000      2,429,772
    Alliance Global Group, Inc......................  34,135,406     12,309,818
    Alsons Consolidated Resources, Inc..............  17,757,000        607,973
   *Atlas Consolidated Mining & Development.........     937,200        404,109
    Ayala Corp. Series A............................      39,500        424,014
   *BDO Unibank, Inc................................   9,833,155     15,257,818
   *Cebu Air, Inc...................................      45,980         63,839
    Cebu Holdings, Inc..............................   6,655,750        794,849
    China Banking Corp..............................     313,420        402,175
    DMCI Holdings, Inc..............................   3,702,200      4,848,211
   *Empire East Land Holdings, Inc..................  43,393,000      1,042,294
   *Export & Industry Bank, Inc. Class A............      14,950             94
    Filinvest Development Corp......................      60,000          6,534
    Filinvest Land, Inc............................. 187,358,031      6,631,722
   *Filipina Water Bottling Corp....................   5,471,786             --
    First Philippines Holdings Corp.................   4,465,530      9,360,728
   *Global Estate Resorts, Inc......................  10,608,000        489,327
    JG Summit Holdings, Inc.........................   1,834,300      1,467,898
    Lopez Holdings Corp.............................  29,100,800      3,848,131
    Macroasia Corp..................................   1,418,000         94,330
    Megaworld Corp.................................. 201,087,600     11,931,002
    Metro Bank & Trust Co...........................   9,336,217     21,527,860
   *Mondragon International Philippines, Inc........   2,464,000             --
   *Philippine National Bank........................   4,253,308      7,435,348
   *Philippine National Construction Corp...........     398,900         47,448
   *Philippine Realty & Holdings Corp...............   4,612,000         53,813
    Philippine Savings Bank.........................   1,232,313      2,572,304
   *Philippine Townships, Inc.......................     226,200         26,082
   *Philtown Properties, Inc........................       6,701            250
    Phinma Corp.....................................   2,545,498        659,840
   *Prime Orion Philippines, Inc....................   3,470,000         46,330
    Rizal Commercial Banking Corp...................   4,707,948      5,241,984
    Robinson's Land Corp. Series B..................  29,013,450     13,378,530
    San Miguel Corp.................................   5,669,766     14,999,752
    Security Bank Corp..............................   1,603,132      6,294,154

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
PHILIPPINES -- (Continued)
   Shang Properties, Inc................................    614,285 $     41,105
   SM Development Corp.................................. 53,432,694    8,086,925
  *Solid Group, Inc.....................................  6,660,000      310,149
   Union Bank of Philippines............................  2,670,714    6,940,246
   Universal Robina Corp................................ 12,672,335   22,099,589
   Vista Land & Lifescapes, Inc......................... 55,755,868    6,491,698
                                                                    ------------
TOTAL PHILIPPINES.......................................             188,668,045
                                                                    ------------
POLAND -- (1.4%)
   Agora SA.............................................    722,661    1,923,463
   Asseco Poland SA.....................................  1,044,952   13,093,225
  *ATM SA...............................................      8,569       22,342
   ATM Systemy Informatyczne SA.........................      9,205        3,215
  *Bank Millennium SA...................................  6,694,382    8,868,437
  *Bioton SA............................................ 42,632,004    1,201,785
  *Ciech SA.............................................    612,452    4,079,916
   ComArch SA...........................................      3,061       68,125
   Debica SA............................................    111,346    1,778,132
   Dom Development SA...................................     42,315      386,992
  *Dom Maklerski IDM SA.................................    375,896       23,602
   Emperia Holding SA...................................     36,432      616,408
   Enea SA..............................................  1,431,546    6,916,786
  *Farmacol SA..........................................      5,526       46,973
  *Getin Holding SA.....................................  3,486,673    2,515,428
  *Getin Noble Bank SA..................................  4,515,878    2,360,205
   Grupa Kety SA........................................    126,784    5,136,147
  *Grupa Lotos SA.......................................  1,221,898   12,910,872
  *Impexmetal SA........................................  5,864,978    6,663,837
   Koelner SA...........................................    133,100      378,124
  *Kopex SA.............................................    530,842    3,224,158
  *Kredyt Bank SA.......................................    619,815    3,013,127
  *LC Corp. SA..........................................  1,798,181      646,816
  *Mostostal Warszawa SA................................      1,892        7,727
  *Netia SA.............................................  3,575,413    6,507,872
   Orbis SA.............................................    541,449    6,041,875
   Pelion SA............................................     12,612      103,409
  *Petrolinvest SA......................................  1,183,087      739,942
   PGE SA...............................................  9,843,377   53,409,982
  *Polimex-Mostostal SA................................. 10,512,907    1,852,220
  *Polnord SA...........................................    127,797      498,153
  *Polski Koncern Miesny Duda SA........................    951,758      122,621
  *Polski Koncern Naftowy Orlen SA......................  5,693,986   78,039,888
  *Rovese SA............................................    224,341      168,954
  *Sygnity SA...........................................    206,622      773,672
   Synthos SA...........................................  8,088,504   13,487,974
   Tauron Polska Energia SA.............................  8,717,162   12,056,178
   Zaklady Azotowe Pulawy SA............................     45,643    1,708,235
  *Zaklady Chemiczne Police SA..........................      5,277       17,936
                                                                    ------------
TOTAL POLAND............................................             251,414,753
                                                                    ------------
RUSSIA -- (4.3%)
  *AFI Development P.L.C. GDR...........................    156,273       87,846
   Federal Hydrogenerating Co. ADR......................  6,014,665   14,328,985
   Gazprom OAO Sponsored ADR............................ 72,700,131  667,750,267
   Lukoil OAO Sponsored ADR.............................    826,146   50,137,416
  *Magnitogorsk Iron & Steel Works Sponsored GDR........  1,528,863    6,637,388
 #*Mechel Sponsored ADR.................................    232,750    1,477,962
   Surgutneftegas OAO Sponsored ADR.....................  2,838,071   24,835,632
                                                                    ------------
TOTAL RUSSIA............................................             765,255,496
                                                                    ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
SOUTH AFRICA -- (7.2%)
   ABSA Group, Ltd......................................  5,160,055 $ 82,730,749
   Adcorp Holdings, Ltd.................................    506,290    1,763,260
   AECI, Ltd............................................  1,453,855   12,331,669
   Afgri, Ltd...........................................  4,750,643    2,869,406
   African Bank Investments, Ltd........................  4,073,100   13,812,847
   African Rainbow Minerals, Ltd........................  1,604,787   33,629,376
   Allied Electronics Corp., Ltd........................    563,821    1,417,033
  *ArcelorMittal South Africa, Ltd......................  2,505,685    9,659,754
   Argent Industrial, Ltd...............................  1,278,773      887,031
   Aveng, Ltd...........................................  6,987,825   25,012,441
   AVI, Ltd.............................................  2,417,494   15,975,316
   Barloworld, Ltd......................................  3,844,893   31,157,633
  *Basil Read Holdings, Ltd.............................    422,383      479,718
  *Bell Equipment, Ltd..................................    416,814      961,212
   Blue Label Telecoms, Ltd.............................  3,149,370    2,463,886
   Brait SE.............................................  1,676,738    6,589,565
   Business Connexion Group, Ltd........................  1,564,081      883,843
   Cadiz Holdings, Ltd..................................      6,673        1,184
   Caxton & CTP Publishers & Printers, Ltd..............  3,018,326    5,756,464
   Cipla Medpro South Africa, Ltd.......................  6,592,706    5,713,379
  *Clover Industries, Ltd...............................     19,668       32,108
  *Consolidated Infrastructure Group, Ltd...............     51,564       78,344
  *Corpgro, Ltd.........................................    579,166           --
   Datacentrix Holdings, Ltd............................    188,927       90,020
   DataTec, Ltd.........................................  2,817,764   17,514,742
   Delta EMD, Ltd.......................................    227,884      150,238
   Distell Group, Ltd...................................    345,859    3,833,067
  *Distribution & Warehousing Network, Ltd..............    250,120      180,864
   DRDGOLD, Ltd.........................................  5,565,922    3,978,505
   ElementOne, Ltd......................................    391,810      439,567
   Eqstra Holdings, Ltd.................................  2,013,343    1,516,886
  *Evraz Highveld Steel & Vanadium, Ltd.................    169,665      331,091
   FirstRand, Ltd.......................................  1,212,575    4,028,803
  *Gijima Group, Ltd....................................    396,488       17,773
   Gold Fields, Ltd.....................................    515,937    6,409,182
  #Gold Fields, Ltd. Sponsored ADR...................... 11,629,304  145,482,593
   Grindrod, Ltd........................................  6,827,699   11,648,964
   Group Five, Ltd......................................  1,170,693    3,351,518
   Harmony Gold Mining Co., Ltd.........................  2,956,676   24,213,944
  #Harmony Gold Mining Co., Ltd. Sponsored ADR..........  3,247,220   26,951,926
   Hudaco Industries, Ltd...............................     30,876      384,721
  *Hulamin, Ltd.........................................  1,390,917      549,713
   Iliad Africa, Ltd....................................    179,921      101,329
   Illovo Sugar, Ltd....................................    488,879    1,784,583
   Impala Platinum Holdings, Ltd........................  2,086,879   37,612,839
   Imperial Holdings, Ltd...............................  1,205,334   27,330,021
   Investec, Ltd........................................  3,892,489   22,950,387
  *JCI, Ltd............................................. 10,677,339           --
   JD Group, Ltd........................................  2,283,573   12,191,265
   Lewis Group, Ltd.....................................  1,663,114   13,221,596
   Liberty Holdings, Ltd................................  1,523,202   17,662,164
   Mediclinic International, Ltd........................  2,347,045   12,701,197
  *Merafe Resources, Ltd................................ 21,582,853    1,723,819
   Metair Investments, Ltd..............................  1,444,005    5,083,638
   MMI Holdings, Ltd.................................... 14,082,809   33,981,395
   Mondi, Ltd...........................................  1,771,208   19,209,717
   Mpact, Ltd...........................................  1,992,090    4,305,887
  *Murray & Roberts Holdings, Ltd.......................    633,703    1,589,516
  *Mustek, Ltd..........................................     80,318       52,931
  *Mvelaphanda Group, Ltd...............................  4,416,916    1,066,718
   Mvelaserve, Ltd......................................  1,059,863    1,060,168

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ---------- --------------
SOUTH AFRICA -- (Continued)
   Nampak, Ltd..........................................  3,614,161 $   12,043,229
   Nedbank Group, Ltd...................................  3,179,691     65,565,003
  #Northam Platinum, Ltd................................  2,536,359      9,515,371
   Omnia Holdings, Ltd..................................    727,952     10,740,992
   Palabora Mining Co., Ltd.............................    177,318      1,739,336
   Peregrine Holdings, Ltd..............................  1,487,502      1,871,522
   Petmin, Ltd..........................................  1,359,741        337,147
   PSG Group, Ltd.......................................    669,810      4,886,090
  *Randgold & Exploration Co., Ltd......................    255,138         69,711
   Raubex Group, Ltd....................................    930,856      1,789,487
  *Royal Bafokeng Platinum, Ltd.........................     59,522        382,536
   Sanlam, Ltd.......................................... 28,863,728    128,793,703
 #*Sappi, Ltd...........................................  7,514,840     21,313,834
  *Sappi, Ltd. Sponsored ADR............................    803,111      2,216,586
   Sasol, Ltd. Sponsored ADR............................    704,259     29,867,624
  *Sentula Mining, Ltd..................................  2,156,745        421,559
   Standard Bank Group, Ltd............................. 14,939,038    184,470,451
   Stefanutti Stocks Holdings, Ltd......................    408,800        474,234
 #*Steinhoff International Holdings, Ltd................ 19,509,004     65,620,688
  *Super Group, Ltd.....................................  3,253,041      5,805,753
  *Telkom South Africa, Ltd.............................  3,785,590      7,985,814
  *Times Media Group, Ltd...............................    470,190        744,005
   Tongaat-Hulett, Ltd..................................    350,322      5,507,179
   Trencor, Ltd.........................................  1,049,094      6,664,315
   Value Group, Ltd.....................................    976,777        585,831
   Village Main Reef, Ltd...............................  2,263,269        319,859
  *Wesizwe Platinum, Ltd................................      9,762            717
   Zeder Investments, Ltd...............................  1,545,606        516,883
                                                                    --------------
TOTAL SOUTH AFRICA......................................             1,289,158,964
                                                                    --------------
SOUTH KOREA -- (14.4%)
  *Aekyung Petrochemical Co., Ltd.......................     21,007      1,138,401
   AK Holdings, Inc.....................................     37,347        765,309
   Amorepacific Group...................................     27,361     11,793,897
  #Asia Cement Co., Ltd.................................     36,168      1,904,546
   Asia Paper Manufacturing Co., Ltd....................     27,000        340,189
 #*AUK Corp.............................................    633,480      1,233,349
   Bookook Securities Co., Ltd..........................     28,655        461,255
  #Boryung Pharmaceutical Co., Ltd......................     71,324      1,623,622
   BS Financial Group, Inc..............................  1,606,361     18,181,966
   BYC Co., Ltd.........................................        810        137,496
 #*Byucksan Corp........................................    129,370        245,668
  *Chin Hung International, Inc.........................    283,424        167,911
  #China Ocean Resources Co., Ltd.......................    324,290      1,145,784
  #Chong Kun Dang Pharmaceutical Corp...................    135,010      4,292,880
   Chosun Refractories Co., Ltd.........................      9,371        543,903
   CJ Cheiljedang Corp..................................        199         62,444
  #CJ Corp..............................................    238,449     23,257,120
  *CJ E&M Corp..........................................    238,392      6,410,376
 #*CJ Korea Express Co., Ltd............................     99,247     10,327,744
 #*Cosmochemical Co., Ltd...............................    157,200      1,382,019
   Crown Confectionery Co., Ltd.........................      1,119        195,900
  #Dae Dong Industrial Co., Ltd.........................    141,640        797,940
  #Dae Han Flour Mills Co., Ltd.........................     14,607      1,674,080
  #Dae Won Kang Up Co., Ltd.............................    322,056      2,243,033
  *Dae Young Packaging Co., Ltd.........................    421,390        359,196
 #*Daechang Co., Ltd....................................    761,760        872,566
  #Daeduck GDS Co., Ltd.................................    281,480      3,068,660
  #Daegu Department Store Co., Ltd......................    116,061      1,447,430
  #Daehan Steel Co., Ltd................................    142,010      1,181,997
  *Dae-Il Corp..........................................     63,610        244,840

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
SOUTH KOREA -- (Continued)
   Daekyo Co., Ltd........................................   521,770 $ 2,879,066
   Daelim Industrial Co., Ltd.............................   453,905  31,546,072
   Daelim Trading Co., Ltd................................    25,904      98,743
   Daesang Corp...........................................   318,142   7,712,442
  #Daesang Holdings Co., Ltd..............................   141,446     763,452
   Daesung Group Partners Co., Ltd........................     4,307     146,800
   Daesung Holdings Co., Ltd..............................    52,450     334,951
  *Daesung Industrial Co., Ltd............................     8,916     147,717
 #*Daewoo Engineering & Construction Co., Ltd............. 1,079,210   9,175,424
   Daewoo Securities Co., Ltd............................. 2,739,222  27,583,059
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd......   810,562  17,357,632
   Daewoong Co., Ltd......................................     9,098     174,568
  *Daewoong Pharmaceutical Co., Ltd.......................    16,880     745,940
   Dahaam E-Tec Co., Ltd..................................     8,575     139,833
  #Daishin Securities Co., Ltd............................   613,405   4,885,790
  *Daou Data Corp.........................................   102,531     338,680
  #Daou Technology, Inc...................................   353,388   5,017,841
  *Dasan Networks, Inc....................................    75,621     338,778
   DGB Financial Group, Inc............................... 1,271,752  16,070,145
  #Digital Power Communications Co., Ltd..................    62,160     155,984
   Dong Ah Tire & Rubber Co., Ltd.........................    81,994   1,154,921
 #*Dong Yang Gang Chul Co., Ltd...........................   291,430     588,974
 #*Dong-Ah Geological Engineering Co., Ltd................    23,240     193,023
   Dongbang Agro Co., Ltd.................................    53,610     316,050
   Dongbang Transport Logistics Co., Ltd..................   273,670     992,532
  *Dongbu CNI Co., Ltd....................................     7,930      44,828
 #*Dongbu Corp............................................    60,900     189,864
 #*Dongbu HiTek Co., Ltd..................................   360,004   2,232,662
   Dongbu Securities Co., Ltd.............................   351,526   1,095,769
 #*Dongbu Steel Co., Ltd..................................   368,974   1,225,986
   Dong-Il Corp...........................................    19,098     756,657
  #Dongil Industries Co., Ltd.............................    18,961     843,615
  *Dongkook Industrial Co., Ltd...........................    61,530     161,098
  #Dongkuk Steel Mill Co., Ltd............................   693,279   8,887,721
  *Dongkuk Structure & Construction Co., Ltd..............    22,883      46,441
 #*Dongsung Holdings Co., Ltd.............................   176,790     968,333
  #Dongwha Pharm Co., Ltd.................................   247,660   1,473,775
  #Dongwon F&B Co., Ltd...................................    19,443   1,256,220
  *Dongwon Systems Corp...................................   112,750     107,429
  #Doosan Corp............................................   109,796  12,676,055
 #*Doosan Engineering & Construction Co., Ltd.............   465,690   1,003,589
  #DRB Holding Co., Ltd...................................   129,859     691,235
 #*DRB Industrial Co., Ltd................................   112,998     818,526
  *Eagon Industrial Co., Ltd..............................     1,140       6,567
  *Eugene Investment & Securities Co., Ltd................   763,229   1,749,065
   F&F Co., Ltd...........................................       510       2,853
  #Fursys, Inc............................................    31,943     795,912
  #Gaon Cable Co., Ltd....................................     9,877     195,951
   Global & Yuasa Battery Co., Ltd........................    59,250   2,512,493
  #Green Cross Holdings Corp..............................    61,960     965,978
  #GS Engineering & Construction Corp.....................   356,517  20,035,252
  #GS Holdings Corp.......................................   736,970  46,289,581
   Gwangju Shinsegae Co., Ltd.............................     5,985   1,294,678
  #Halla Engineering & Construction Corp..................   246,661   1,935,931
  #Han Kuk Carbon Co., Ltd................................   301,200   1,951,747
   Hana Financial Group, Inc.............................. 3,300,484  96,014,717
   Handok Pharmaceuticals Co., Ltd........................    22,330     355,809
  #Handsome Co., Ltd......................................   214,790   5,446,525
   Hanil Cement Co., Ltd..................................    52,035   2,107,461
  *Hanil E-Wha Co., Ltd...................................    46,440     300,237
 #*Hanjin Heavy Industries & Construction Co., Ltd........   518,752   5,603,322

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SOUTH KOREA -- (Continued)
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd.   181,040 $  1,156,051
 #*Hanjin Shipping Co., Ltd................................. 1,344,240   14,957,772
  *Hanjin Shipping Holdings Co., Ltd........................   150,884      765,045
  #Hanjin Transportation Co., Ltd...........................   127,710    2,698,538
   Hankuk Glass Industries, Inc.............................    29,050      622,723
  #Hankuk Paper Manufacturing Co., Ltd......................    32,000      594,233
  *Hanmi Science Co., Ltd...................................    40,780      175,618
   Hanmi Semiconductor Co., Ltd.............................   157,920    1,005,390
   Hansae Yes24 Holdings Co., Ltd...........................     5,060       34,340
   Hanshin Construction Co., Ltd............................    12,240       79,848
   Hansol Chemical Co., Ltd.................................    34,707      756,749
   Hansol CSN Co., Ltd......................................   467,300    1,232,604
   Hansol Paper Co., Ltd....................................   590,094    4,954,628
 #*Hansol Technics Co., Ltd.................................    48,410      621,147
  #Hanwha Chemical Corp..................................... 1,372,315   22,758,062
   Hanwha Corp..............................................   594,563   16,960,084
  *Hanwha General Insurance Co., Ltd........................    88,563      600,760
  #Hanwha Investment & Securities Co., Ltd..................   935,001    3,355,842
   Hanwha Life Insurance Co., Ltd........................... 1,282,685    9,040,489
   Hanwha Timeworld Co., Ltd................................    12,290      223,015
   Hanyang Securities Co., Ltd..............................    90,530      567,089
 #*Heung-A Shipping Co., Ltd................................   412,990      414,829
   Hite Jinro Co., Ltd......................................    95,203    2,814,055
  #Hite Jinro Holdings Co., Ltd.............................    89,481    1,148,566
   HMC Investment Securities Co., Ltd.......................   259,785    3,067,311
  #HS R&A Co., Ltd..........................................    37,336      361,325
  #Husteel Co., Ltd.........................................    54,010    1,356,950
  *Hwa Sung Industrial Co., Ltd.............................       280          927
   Hwacheon Machine Tool Co., Ltd...........................    14,227      551,912
  *Hwashin Co., Ltd.........................................     2,590       20,734
   Hyosung Corp.............................................   370,458   20,402,988
 #*Hyundai BNG Steel Co., Ltd...............................   142,590    1,287,450
  #Hyundai Development Co...................................   904,704   16,239,317
  *Hyundai Heavy Industries Co., Ltd........................    36,899    7,732,595
  *Hyundai Hy Communications & Networks Co., Ltd............   163,440      778,826
  #Hyundai Mipo Dockyard Co., Ltd...........................    81,875    8,731,226
   Hyundai Motor Co., Ltd...................................   175,890   36,148,687
   Hyundai Securities Co., Ltd.............................. 1,929,728   14,796,787
  #Hyundai Steel Co......................................... 1,031,183   74,092,555
  #Il Dong Pharmaceutical Co., Ltd..........................   130,570    1,067,289
  #Iljin Electric Co., Ltd..................................   315,890    1,331,071
   Iljin Holdings Co., Ltd..................................     7,669       11,800
  #Ilshin Spinning Co., Ltd.................................    15,565    1,129,434
  #Ilsung Pharmaceutical Co., Ltd...........................     9,407      714,421
   Industrial Bank of Korea, Ltd............................ 2,572,180   28,276,049
   Inzi Controls Co., Ltd...................................    41,230      275,369
  *INZI Display Co., Ltd....................................   165,116      497,405
  #IS Dongseo Co., Ltd......................................   100,175      995,735
  #ISU Chemical Co., Ltd....................................   164,530    3,190,667
  #IsuPetasys Co., Ltd......................................   214,471      852,793
  #Jeil Pharmaceutical Co...................................    71,040    1,122,890
   Jeonbuk Bank, Ltd........................................   707,883    2,694,082
  #JW Pharmaceutical Corp...................................   123,163    1,581,350
   KB Financial Group, Inc.................................. 2,902,753   98,710,063
   KB Financial Group, Inc. ADR............................. 3,182,416  108,361,265
  #KC Tech Co., Ltd.........................................   288,362      998,669
   KCC Corp.................................................    64,340   18,044,347
  #Keangnam Enterprises, Ltd................................   144,590      772,581
 #*KEC Corp.................................................   361,360      179,306
  #Keyang Electric Machinery Co., Ltd.......................   393,920      895,254
  #KG Chemical Corp.........................................    47,243      500,795

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
  #KISCO Corp...........................................    56,021 $  1,512,296
  #KISCO Holdings Co., Ltd..............................    11,673      399,743
  #Kishin Corp..........................................   113,945      623,412
  #KISWIRE, Ltd.........................................    69,836    2,026,261
  #Kolon Corp...........................................    86,715    1,366,973
  #Kolon Global Corp....................................   290,500      836,166
  #Kolon Industries, Inc................................   170,961    8,702,128
   Korea Airport Service Co., Ltd.......................    16,760      437,493
   Korea Cast Iron Pipe Industries Co., Ltd.............    11,608       37,098
  #Korea Electric Terminal Co., Ltd.....................    89,230    2,125,910
  *Korea Exchange Bank.................................. 4,108,346   28,475,264
  #Korea Flange Co., Ltd................................    58,560      665,443
   Korea Investment Holdings Co., Ltd...................   541,536   18,511,909
  *Korea Line Corp......................................    16,465       59,887
  #Korea Petrochemical Industrial Co., Ltd..............    37,400    1,707,174
  *Korea Reinsurance Co., Ltd...........................     6,720       65,853
   Korea United Pharm, Inc..............................    93,970      748,858
   KPX Chemical Co., Ltd................................    12,667      583,263
  *KTB Investment & Securities Co., Ltd................. 1,066,210    2,017,257
  #Kukdo Chemical Co., Ltd..............................    50,038    1,957,683
  #Kumho Electric Co., Ltd..............................    52,624    1,324,825
  #Kunsul Chemical Industrial Co., Ltd..................    25,470      459,893
  #Kwang Dong Pharmaceutical Co., Ltd...................   627,670    3,030,915
  #Kyeryong Construction Industrial Co., Ltd............    58,970      473,595
   Kyobo Securities Co., Ltd............................   272,242    1,150,792
   Kyung Dong Navien Co., Ltd...........................    16,050      168,575
   Kyung Nong Corp......................................     3,450       10,670
  *Kyungbang Co., Ltd...................................     7,656      712,540
  #Kyung-In Synthetic Corp..............................   184,400      464,085
   LG Corp..............................................   843,237   51,425,387
 #*LG Display Co., Ltd.................................. 1,309,420   38,860,273
 #*LG Display Co., Ltd. ADR............................. 3,996,524   59,308,416
  #LG Electronics, Inc.................................. 1,750,233  121,766,959
   LG Hausys, Ltd.......................................    85,498    6,143,403
 #*LG Innotek Co., Ltd..................................    85,825    5,918,003
   LG Uplus Corp........................................ 3,789,011   24,197,562
  #Livart Furniture Co., Ltd............................    23,870      154,297
   Lotte Chilsung Beverage Co., Ltd.....................     9,880   12,897,015
  #Lotte Confectionary Co., Ltd.........................     9,269   13,345,974
   Lotte Midopa Co., Ltd................................   162,410    1,866,360
   Lotte Samkang Co., Ltd...............................     9,319    6,242,067
  #Lotte Shopping Co., Ltd..............................   144,966   44,820,810
   LS Corp..............................................    15,317    1,250,745
  *Meritz Finance Group, Inc............................    16,600       55,108
   Meritz Securities Co., Ltd........................... 2,576,974    3,083,336
   Mi Chang Oil Industrial Co., Ltd.....................     3,725      177,585
   Mirae Asset Securities Co., Ltd......................   379,379   10,277,733
  #Moorim P&P Co., Ltd..................................   422,608    1,378,815
  #Moorim Paper Co., Ltd................................   264,210      604,243
  #Motonic Corp.........................................   142,640    1,613,042
   Namyang Dairy Products Co., Ltd......................     4,383    3,798,852
   National Plastic Co..................................   174,380      405,298
  *Neowiz Corp..........................................    58,547      855,518
   Nexen Corp...........................................    14,080    1,086,852
   NH Investment & Securities Co., Ltd..................   441,874    2,042,551
   NICE Holdings Co., Ltd...............................       710       37,642
   NK Co., Ltd..........................................   196,310      682,900
  #Nong Shim Holdings Co., Ltd..........................    24,129    1,370,859
  #NongShim Co., Ltd....................................    45,202   10,676,763
 #*Osung LST Co., Ltd...................................   115,621      358,905
   Ottogi Corp..........................................    15,537    3,374,846

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   Pacific Pharmaceutical Co., Ltd......................       390 $     12,078
  *Paik Kwang Industrial Co., Ltd.......................     6,670       25,942
 #*PaperCorea, Inc......................................   404,380      296,485
  #Poongsan Corp........................................   298,230    8,683,791
   Poongsan Holdings Corp...............................    48,688    1,037,608
   POSCO................................................   673,915  211,848,256
  #POSCO ADR............................................ 1,618,522  126,859,754
  #POSCO Coated & Color Steel Co., Ltd..................    23,830      342,786
   Pulmuone Co., Ltd....................................     6,875      236,402
   Pusan City Gas Co., Ltd..............................    81,090    1,635,925
  #S&T Dynamics Co., Ltd................................   358,824    3,588,355
   S&T Holdings Co., Ltd................................    87,883      756,801
  #S&T Motiv Co., Ltd...................................   121,150    2,104,488
   Saeron Automotive Corp...............................    14,035       72,986
   Sajodaerim Corp......................................     8,180      106,505
  #Sam Jin Pharmaceutical Co., Ltd......................    98,603    1,099,005
   Sam Lip General Foods Co., Ltd.......................    25,580      599,105
  #Sam Young Electronics Co., Ltd.......................   151,190    1,208,035
   Sam Yung Trading Co., Ltd............................    52,314      509,028
  *Sambu Construction Co., Ltd..........................    27,930      103,252
   Samhwa Paints Industrial Co., Ltd....................    14,430       57,834
  #Samick Musical Instruments Co., Ltd.................. 1,089,770    1,568,189
   SamkwangGlass Co., Ltd...............................    11,418      714,741
   Samsung C&T Corp.....................................   942,703   51,204,907
  #Samsung SDI Co., Ltd.................................   500,681   62,766,213
  *Samwhan Corp.........................................    21,940       42,016
   Samyang Genex Co., Ltd...............................    17,763      850,603
   Samyang Holdings Corp................................    83,652    5,484,209
   Samyang Tongsang Co., Ltd............................     8,060      169,217
  *Samyoung Chemical Co., Ltd...........................    64,920      198,944
   SAVEZONE I&C Corp....................................    27,710       67,829
   SBS Media Holdings Co., Ltd..........................   547,050    3,311,049
  #Seah Besteel Corp....................................   134,034    3,130,816
   SeAH Holdings Corp...................................    13,089    1,127,296
  #SeAH Steel Corp......................................    35,474    3,058,551
   Sebang Co., Ltd......................................   134,640    2,197,708
   Sejong Industrial Co., Ltd...........................    81,880      934,868
 #*Seohee Construction Co., Ltd.........................   914,584    1,025,733
  *Seong An Co., Ltd....................................    86,190      109,076
  #Seowon Co., Ltd......................................   156,260      507,839
  *Sewon Cellontech Co., Ltd............................   153,450      431,006
 #*SG Corp.............................................. 1,945,560    1,158,714
   Shinhan Financial Group Co., Ltd..................... 5,415,719  185,880,713
  #Shinhan Financial Group Co., Ltd. ADR................ 1,630,308   55,789,140
   Shinpoong Pharmaceutical Co., Ltd....................   173,689      814,741
  *Shinsegae Co., Ltd...................................    36,607    6,541,344
   Shinsegae Information & Communication Co., Ltd.......     3,778      202,092
 #*Shinsung Solar Energy Co., Ltd.......................   528,790      862,167
  #Shinsung Tongsang Co., Ltd........................... 1,106,860    1,286,845
   Shinyoung Securities Co., Ltd........................    35,820      994,486
  #Silla Co., Ltd.......................................    66,973    1,489,448
   Sindoh Co., Ltd......................................    43,098    2,615,860
   SJM Co., Ltd.........................................    51,214      337,436
   SJM Holdings Co., Ltd................................     8,441       28,693
  *SK Broadband Co., Ltd................................   120,175      439,503
  #SK Chemicals Co., Ltd................................    26,371    1,625,391
   SK Gas Co., Ltd......................................    46,183    3,344,269
   SK Holdings Co., Ltd.................................   454,913   63,318,025
  #SK Innovation Co., Ltd...............................   595,603   87,545,630
   SK Networks Co., Ltd................................. 1,878,746   16,433,843
  #SK Securities Co., Ltd............................... 3,836,680    4,075,549

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ---------- --------------
SOUTH KOREA -- (Continued)
  *Songwon Industrial Co., Ltd..........................     79,580 $      787,559
 #*Ssangyong Cement Industrial Co., Ltd.................    275,686      1,397,099
  #STX Corp.............................................    518,863      3,798,725
  #STX Engine Co., Ltd..................................    340,950      2,496,812
   STX Metal Co, Ltd....................................     20,150         97,680
  #STX Offshore & Shipbuilding Co., Ltd.................    832,230      6,019,422
  #STX Pan Ocean Co., Ltd...............................  1,551,280      4,899,664
  #Suheung Capsule Co., Ltd.............................     74,590      1,250,722
   Sung Bo Chemicals Co., Ltd...........................        920         21,084
  *Sungshin Cement Co., Ltd.............................     66,250        259,610
   Sunjin Co., Ltd......................................     34,369        418,998
  *Sunjin Holdings Co., Ltd.............................         98          1,802
  #Tae Kyung Industrial Co., Ltd........................    116,020        360,140
   TaeKwang Industrial Co., Ltd.........................      4,239      3,938,893
 #*Taewoong Co., Ltd....................................     46,814        758,872
  #Taeyoung Engineering & Construction Co., Ltd.........    561,870      2,824,147
  *Taihan Electric Wire Co., Ltd........................    111,547        165,183
  #Tailim Packaging Industries Co., Ltd.................    374,220        578,478
   TCC Steel............................................     45,410        197,754
   Telcoware Co., Ltd...................................      5,127         38,113
  *Tong Kook Corp.......................................        607            870
  #Tong Yang Moolsan Co., Ltd...........................     72,180      1,042,170
  #Tong Yang Securities, Inc............................    918,859      3,237,655
  *Tongyang Life Insurance..............................     32,380        350,039
  #TS Corp..............................................     65,206      1,581,528
  #Unid Co., Ltd........................................     45,301      1,518,439
   Union Steel..........................................     38,477        438,922
   Whanin Pharmaceutical Co., Ltd.......................     80,150        705,999
   Wiscom Co., Ltd......................................     32,980        130,813
 #*Woongjin Chemical Co., Inc...........................    922,020        490,202
 #*Woongjin Energy Co., Ltd.............................    444,950        763,939
 #*Woongjin Holdings Co., Ltd...........................    405,344        633,775
  *Woongjin Thinkbig Co., Ltd...........................     49,700        290,346
   Woori Finance Holdings Co., Ltd......................  5,158,647     48,698,466
  #Woori Finance Holdings Co., Ltd. ADR.................      8,505        240,096
   Woori Financial Co., Ltd.............................    118,381      1,784,392
   Woori Investment & Securities Co., Ltd...............  2,389,383     23,067,302
  *WooSung Feed Co., Ltd................................     42,930        205,218
   YESCO Co., Ltd.......................................     29,110        801,842
  #Yoosung Enterprise Co., Ltd..........................     36,225         98,845
  *YooSung T&S Co., Ltd.................................     52,492        188,200
  #Youlchon Chemical Co., Ltd...........................    159,290      1,257,201
   Young Poong Corp.....................................      4,715      4,354,537
  *Young Poong Mining & Construction Corp...............     18,030            909
  *Young Poong Precision Corp...........................     12,929        142,235
   Youngone Holdings Co., Ltd...........................     36,489      2,029,355
   Yuhwa Securities Co., Ltd............................     28,680        339,203
  *Zinus, Inc...........................................      1,866          6,416
                                                                    --------------
TOTAL SOUTH KOREA.......................................             2,564,026,393
                                                                    --------------
TAIWAN -- (11.7%)
 #*A.G.V. Products Corp.................................  7,871,701      2,421,414
   Ability Enterprise Co., Ltd..........................  1,286,000      1,156,679
   AcBel Polytech, Inc..................................  6,475,219      4,204,918
   Accton Technology Corp...............................  8,742,156      4,333,553
 #*Acer, Inc............................................ 38,402,364     29,644,652
  #ACHEM Technology Corp................................  2,656,981      1,172,862
 #*Action Electronics Co., Ltd..........................  3,562,084        845,583
  *A-DATA Technology Co., Ltd...........................    657,000        643,635
  #Allis Electric Co., Ltd..............................  1,471,000        413,071
  #Alpha Networks, Inc..................................  4,912,237      3,125,128

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
   Altek Corp...........................................   6,075,808 $ 2,980,752
   Ambassador Hotel (The)...............................     274,000     282,495
  #Ampoc Far-East Co., Ltd..............................   1,772,000   1,493,645
  #AmTRAN Technology Co., Ltd...........................  10,322,956   8,719,593
   APCB, Inc............................................   2,460,000   1,568,926
  #Apex Science & Engineering Corp......................     690,713     213,064
  *Ardentec Corp........................................     394,000     244,644
   Arima Communications Corp............................   2,421,468     926,655
  *Arima Optoelectronics Corp...........................   1,245,750     154,048
  #Asia Cement Corp.....................................  25,134,362  31,302,346
 #*Asia Optical Co., Inc................................   4,105,290   3,736,872
   Asia Polymer Corp....................................   3,543,478   2,831,992
   Asia Vital Components Co., Ltd.......................   4,334,962   1,985,305
   Asustek Computer, Inc................................     145,515   1,556,783
 #*AU Optronics Corp....................................  42,013,812  15,905,181
 #*AU Optronics Corp. Sponsored ADR.....................   9,292,137  35,124,278
   Audix Corp...........................................   1,726,164   1,396,139
  #Aurora Systems Corp..................................     572,281     494,315
   Avermedia Technologies, Inc..........................   2,140,000     991,301
   Avision, Inc.........................................   2,782,555     727,931
  *AVY Precision Technology, Inc........................      16,000      27,318
 #*Bank of Kaohsiung....................................   6,164,397   1,770,095
   Basso Industry Corp., Ltd............................     856,000     483,256
  #BES Engineering Corp.................................  23,952,443   5,847,440
   Biostar Microtech International Corp.................   2,245,055     751,848
   Bright Led Electronics Corp..........................     941,000     382,771
   C Sun Manufacturing, Ltd.............................   2,431,837   1,551,119
 #*Cameo Communications, Inc............................   3,014,197     670,172
   Capital Securities Corp..............................  19,937,447   6,620,852
 #*Carnival Industrial Corp.............................   5,594,000   1,763,077
   Cathay Chemical Works, Inc...........................     959,000     393,754
   Cathay Real Estate Development Co., Ltd..............  14,314,421   6,585,888
  *Celxpert Energy Corp.................................     101,000      67,805
  *Central Reinsurance Co., Ltd.........................   2,477,781   1,088,629
  #ChainQui Construction Development Co., Ltd...........   1,547,173     918,629
  #Champion Building Materials Co., Ltd.................   5,563,828   1,921,237
   Chang Hwa Commercial Bank............................  74,828,525  37,718,713
  *Chang-Ho Fibre Corp..................................     163,000      56,031
   Charoen Pokphand Enterprises Co., Ltd................   3,296,000   1,556,153
   Cheng Loong Corp.....................................  13,494,659   5,402,430
  #Cheng Uei Precision Industry Co., Ltd................   4,338,635   9,595,505
   Chia Hsin Cement Corp................................   7,482,191   3,365,799
  #Chien Kuo Construction Co., Ltd......................   4,887,247   2,173,311
  *Chien Shing Stainless Steel Co., Ltd.................   2,052,000     214,718
  #Chilisin Electronics Corp............................     754,300     404,897
 #*Chimei Innolux Corp..................................  92,219,745  34,346,026
  *China Airlines, Ltd..................................  37,803,786  14,740,405
   China Chemical & Pharmaceutical Co., Ltd.............   4,203,264   2,620,841
  *China Development Financial Holding Corp............. 168,715,960  37,654,758
   China Electric Manufacturing Corp....................   3,295,200   1,921,243
  *China General Plastics Corp..........................   6,665,000   2,939,551
   China Glaze Co., Ltd.................................   2,248,363     983,396
  *China ManMade Fibers Corp............................  18,686,813   6,286,196
   China Metal Products Co., Ltd........................   3,833,689   3,488,325
  #China Motor Corp.....................................  11,155,749   9,997,518
   China Petrochemical Development Corp.................  22,960,338  15,940,979
  *China Rebar Co., Ltd.................................     439,188          --
  #China Steel Structure Co., Ltd.......................   1,580,219   1,552,088
  #China Synthetic Rubber Corp..........................   7,333,711   7,840,988
  *China United Trust & Investment Corp.................     493,999          --
 #*China Wire & Cable Co., Ltd..........................   2,900,000     996,644

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Chinatrust Financial Holdings Co., Ltd............... 80,013,464 $44,043,171
   Chinese Maritime Transport, Ltd......................  1,361,000   1,564,110
   Chin-Poon Industrial Co., Ltd........................  6,117,815   6,642,151
  *Chun Yu Works & Co., Ltd.............................  2,757,000     952,289
   Chun Yuan Steel Industrial Co., Ltd..................  6,411,287   2,423,719
  *Chung Hung Steel Corp................................ 12,762,046   3,218,331
  *Chung Hwa Pulp Corp..................................  9,259,011   2,812,587
  *Chung Shing Textile Co., Ltd.........................        600          10
   Chung-Hsin Electric & Machinery Manufacturing Corp...  6,609,000   3,470,653
  *Chungwa Picture Tubes Co., Ltd....................... 55,899,412   1,737,818
   Chuwa Wool Industry Co., Ltd.........................     13,734       6,573
 #*Chyang Sheng Dyeing & Finishing Co., Ltd.............    328,000     113,347
 #*CMC Magnetics Corp................................... 46,775,830   6,973,055
  *CoAsia Microelectronics Corp.........................    212,000     167,042
  #Collins Co., Ltd.....................................  2,417,224     929,962
  #Compal Electronics, Inc.............................. 56,485,332  35,530,229
   Compeq Manufacturing Co., Ltd........................ 17,518,000   6,463,469
  *Compex International Co., Ltd........................     46,400         318
  *Concord Securities Corp..............................    194,000      40,274
  #Continental Holdings Corp............................  7,293,848   2,620,527
  *Coretronic Corp......................................    932,000     674,919
  *Cosmos Bank Taiwan...................................  2,250,756     538,285
  #Coxon Precise Industrial Co., Ltd....................  1,994,000   3,777,204
   Creative Sensor, Inc.................................     40,000      19,561
   CSBC Corp. Taiwan....................................  4,959,654   2,885,182
   Da Cin Construction Co., Ltd.........................  2,614,579   1,694,903
  #Darfon Electronics Corp..............................  4,614,950   2,619,266
  #Delpha Construction Co., Ltd.........................  3,708,016   1,115,265
   Depo Auto Parts Industrial Co., Ltd..................    375,000     782,345
  *Der Pao Construction Co., Ltd........................      6,037      31,968
   DFI, Inc.............................................    302,280     228,068
  #D-Link Corp.......................................... 10,484,939   5,882,143
   Dynamic Electronics Co., Ltd.........................  3,877,287   1,215,809
  #E.Sun Financial Holding Co., Ltd..................... 60,038,285  30,044,920
  *Eastern Media International Corp..................... 13,931,399   1,833,772
   Eclat Textile Co., Ltd...............................    136,747     404,090
  *Edimax Technology Co., Ltd...........................  2,220,000     827,400
  *Edison Opto Corp.....................................    201,000     216,406
   Edom Technology Co., Ltd.............................    943,800     311,894
   Elite Material Co., Ltd..............................  2,495,905   2,466,073
   Elite Semiconductor Memory Technology, Inc...........  2,589,000   1,716,500
  #Elitegroup Computer Systems Co., Ltd................. 11,548,066   3,124,138
   EnTie Commercial Bank................................  2,197,232   1,059,807
  *Episil Technologies, Inc.............................    617,000     158,366
  #Epistar Corp......................................... 11,546,000  18,341,532
   Eternal Chemical Co., Ltd............................  1,029,000     800,386
  *E-Ton Solar Tech Co., Ltd............................    563,000     171,527
  *Etron Technology Inc.................................    572,000     131,263
  *Eva Airways Corp..................................... 13,358,738   7,743,697
  *Ever Fortune Industrial Co., Ltd.....................    409,000       4,620
  *Everest Textile Co., Ltd.............................  4,055,002   1,044,914
   Evergreen International Storage & Transport Corp.....  9,117,000   5,623,792
  *Evergreen Marine Corp., Ltd.......................... 24,715,998  12,720,921
   Everlight Chemical Industrial Corp...................  2,211,100   1,337,741
   Everlight Electronics Co., Ltd.......................    938,000     977,513
 #*Everspring Industry Co., Ltd.........................  1,767,180     646,778
   Excel Cell Electronics Co., Ltd......................     32,000      11,163
   Excelsior Medical Co., Ltd...........................  1,410,200   2,574,063
   Far Eastern Department Stores Co., Ltd...............  4,363,362   4,101,337
   Far Eastern International Bank....................... 25,287,873   9,302,342
   Far Eastern New Century Corp.........................    506,760     523,915

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
  *Farglory F T Z Investment Holding Co., Ltd...........     779,000 $   496,470
   Farglory Land Development Co., Ltd...................     293,000     493,035
   Federal Corp.........................................   6,646,367   4,287,397
  *First Copper Technology Co., Ltd.....................   3,642,750   1,246,417
   First Financial Holding Co., Ltd..................... 110,152,437  62,493,660
   First Hotel..........................................   1,124,612     727,017
  #First Insurance Co., Ltd.............................   3,275,064   1,651,089
   First Steamship Co., Ltd.............................   1,468,000   1,132,171
   Forhouse Corp........................................   6,938,635   3,379,309
   Formosa Advanced Technologies Co., Ltd...............     705,000     373,722
 #*Formosa Epitaxy, Inc.................................   8,228,000   5,396,856
  #Formosa Oilseed Processing Co., Ltd..................   1,111,977     489,061
  #Formosa Taffeta Co., Ltd.............................  10,429,511   9,186,198
   Formosan Rubber Group, Inc...........................   7,703,000   5,207,282
  #Formosan Union Chemical Corp.........................   2,229,034   1,244,770
   Fortune Electric Co., Ltd............................     436,000     177,481
   Founding Construction & Development Co., Ltd.........   2,225,780   1,354,296
  *Froch Enterprise Co., Ltd............................   1,885,000     637,148
   FSP Technology, Inc..................................   1,745,283   1,540,064
   Fu I Industrial Co., Ltd.............................      13,799      24,990
   Fubon Financial Holding Co., Ltd.....................  74,753,471  76,587,420
   Fullerton Technology Co., Ltd........................   1,702,200   1,353,823
  *Fulltech Fiber Glass Corp............................   1,139,000     499,971
  #Fwusow Industry Co., Ltd.............................   2,728,427   1,409,551
  #G Shank Enterprise Co., Ltd..........................   2,503,880   1,408,759
  #Gemtek Technology Corp...............................   5,752,962   5,665,498
  *Genesis Photonics, Inc...............................     486,000     331,390
  #Getac Technology Corp................................   7,753,065   3,498,407
 #*Giantplus Technology Co., Ltd........................   4,260,100   1,214,217
   Gigabyte Technology Co., Ltd.........................   9,308,287   7,671,659
  #Gigastorage Corp.....................................   4,526,600   2,380,767
 #*Gintech Energy Corp..................................   6,102,942   4,380,607
  #Global Brands Manufacture, Ltd.......................   4,372,951   1,490,063
   Globe Union Industrial Corp..........................   2,747,000   1,188,983
 #*Gold Circuit Electronics, Ltd........................   7,828,965   1,480,654
   Goldsun Development & Construction Co., Ltd..........  22,243,261   7,834,592
   Good Will Instrument Co., Ltd........................     444,172     266,848
   Grand Pacific Petrochemical Corp.....................  16,312,000   8,393,575
   Great China Metal Industry Co., Ltd..................   1,216,000   1,332,965
   Great Wall Enterprise Co., Ltd.......................   3,198,767   2,735,121
 #*Green Energy Technology, Inc.........................   4,746,880   2,272,034
 #*GTM Corp.............................................   2,427,000   1,091,081
  #Hannstar Board Corp..................................   4,718,635   2,209,506
  *HannStar Display Corp................................  44,505,000   3,510,476
  *HannsTouch Solution, Inc.............................   2,140,000     595,627
  #Harvatek Corp........................................   2,966,459   1,115,468
  *Helix Technology, Inc................................      29,585          --
   Hey Song Corp........................................   4,633,000   5,413,595
   Hiti Digital, Inc....................................     266,000     109,677
   Hitron Technologies, Inc.............................   2,916,525   1,435,747
 #*Ho Tung Holding Corp.................................  10,852,669   5,385,057
  #Hocheng Corp.........................................   4,204,300   1,262,784
   Hold-Key Electric Wire & Cable Co., Ltd..............   1,844,124     615,580
   Holy Stone Enterprise Co., Ltd.......................   3,561,643   2,875,421
   Hong Tai Electric Industrial Co., Ltd................   3,822,000   1,235,618
   Hong Yi Fiber Industry Co., Ltd......................      84,040      25,869
  *Horizon Securities Co., Ltd..........................     606,000     136,877
   Hsin Kuang Steel Co., Ltd............................   4,299,124   2,462,932
   Hsing Ta Cement Co., Ltd.............................   2,071,980     744,657
  *Hua Eng Wire & Cable Co., Ltd........................   7,255,035   2,642,801
   Hua Nan Financial Holding Co., Ltd...................  38,820,267  20,377,046

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES        VALUE++
                                                         -----------   -----------
TAIWAN -- (Continued)
  *Hualon Corp..........................................     257,040   $     9,503
  #Hung Ching Development & Construction Co., Ltd.......   1,906,468       746,527
   Hung Poo Real Estate Development Corp................   3,079,655     2,836,009
   Hung Sheng Construction Co., Ltd.....................   8,769,892     4,739,653
  *Hwa Fong Rubber Co., Ltd.............................   3,194,960       658,696
 #*Ichia Technologies, Inc..............................   5,720,260     2,209,598
 #*I-Chiun Precision Industry Co., Ltd..................   3,537,000     2,115,612
  *Infortrend Technology, Inc...........................      34,000        17,780
 #*Inotera Memories, Inc................................  33,144,728     4,494,643
   Inventec Corp........................................  34,077,277    11,643,430
  *ITE Technology, Inc..................................   2,913,000     2,076,192
  *J Touch Corp.........................................     538,000       357,039
  *Janfusun Fancyworld Corp.............................     297,000        46,222
  *Jess-Link Products Co., Ltd..........................     439,000       344,924
  *Jih Sun Financial Holdings Co., Ltd..................     443,000       115,444
   Jui Li Enterprise Co., Ltd...........................     288,760        75,713
 #*K Laser Technology, Inc..............................   1,056,601       384,880
  #Kang Na Hsiung Enterprise Co., Ltd...................   1,655,078       693,668
  *Kao Hsing Chang Iron & Steel Corp....................   1,589,000       321,576
  #Kaulin Manufacturing Co., Ltd........................   2,823,656     1,583,683
  *Kenmec Mechanical Engineering Co., Ltd...............     279,000        79,444
   Kerry TJ Logistics Co., Ltd..........................     825,000     1,314,731
  #King Yuan Electronics Co., Ltd.......................  20,346,805    11,056,065
   Kingdom Construction Co., Ltd........................   6,258,000     4,016,375
  *King's Town Bank.....................................  11,813,012     8,075,467
   King's Town Construction Co., Ltd....................     447,510       431,288
  #Kinpo Electronics, Inc...............................  16,915,375     3,402,111
   KS Terminals, Inc....................................     736,880       535,823
  *Kuo Toong International Co., Ltd.....................     359,000       209,053
   Kuoyang Construction Co., Ltd........................   7,591,029     3,439,493
 #*Kwong Fong Industries Corp...........................   5,261,900     2,896,183
  *KYE Systems Corp.....................................   3,831,000     1,100,305
   L&K Engineering Co., Ltd.............................   1,952,000     1,839,856
  #Lan Fa Textile Co., Ltd..............................   3,158,713       841,438
  *Lead Data Co., Ltd...................................     613,537        37,338
   Leader Electronics, Inc..............................     958,056       529,054
   Lealea Enterprise Co., Ltd...........................  11,542,118     4,042,256
   Ledtech Electronics Corp.............................     390,000       120,129
  #Lee Chi Enterprises Co., Ltd.........................   3,461,900     1,278,245
  #Lelon Electronics Corp...............................   1,390,200       517,852
 #*Leofoo Development Co., Ltd..........................   4,409,774     2,276,466
  *Li Peng Enterprise Co., Ltd..........................   7,709,823     2,181,423
  *Lien Chang Electronic Enterprise Co., Ltd............     345,273        72,284
  #Lien Hwa Industrial Corp.............................   8,501,990     5,326,958
   Lingsen Precision Industries, Ltd....................   6,071,480     2,926,300
   LITE-ON IT Corp......................................   6,213,174     5,206,059
   Lite-On Semiconductor Corp...........................   4,819,190     2,059,224
   Lite-On Technology Corp..............................  31,525,495    40,107,318
  *Long Bon International Co., Ltd......................   1,987,865     1,298,895
  *Long Chen Paper Co., Ltd.............................   6,893,369     1,766,246
   Lotes Co., Ltd.......................................     818,000     2,457,550
  *Lucky Cement Corp....................................   3,099,000       655,296
  #Macronix International Co., Ltd......................  65,580,913    17,037,692
  #Marketech International Corp.........................   2,010,000       982,786
   Masterlink Securities Corp...........................  15,927,000     4,648,583
  #Maxtek Technology Co., Ltd...........................     262,000       159,544
 #*Mayer Steel Pipe Corp................................   2,425,456       913,042
   Maywufa Co., Ltd.....................................     252,070       132,878
  #Mega Financial Holding Co., Ltd...................... 123,517,381    89,722,186
  *Megamedia Corp.......................................         782             6
  *Meiloon Co., Ltd.....................................   1,753,352       617,792

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   Mercuries & Associates, Ltd..........................  2,787,127 $ 2,381,628
  #Mercuries Data Systems, Ltd..........................  1,537,800     430,949
   Merry Electronics Co., Ltd...........................    666,750     786,355
  *Microelectronics Technology, Inc.....................  5,409,911   2,051,367
  #Micro-Star International Co., Ltd.................... 13,181,985   5,951,895
  #Mirle Automation Corp................................    523,550     332,273
   Mitac International Corp............................. 19,879,450   6,571,337
   Mobiletron Electronics Co., Ltd......................    153,000      80,920
  *Mosel Vitelic, Inc................................... 10,157,170     636,290
 #*Motech Industries, Inc...............................    971,000     747,907
  #Nan Ya Printed Circuit Board Corp....................  3,320,000   3,806,908
   Nantex Industry Co., Ltd.............................  2,120,063   1,353,421
  *Nanya Technology Corp................................  4,221,000     201,945
 #*Neo Solar Power Corp.................................  9,217,000   4,440,434
  #New Asia Construction & Development Co., Ltd.........  1,773,993     490,565
   Nichidenbo Corp......................................     90,474      62,331
   Nien Hsing Textile Co., Ltd..........................  4,012,602   2,746,541
  *Nishoku Technology, Inc..............................      7,000      12,803
  *Ocean Plastics Co., Ltd..............................    469,000     377,128
  *Optimax Technology Corp..............................  1,305,597     118,285
   OptoTech Corp........................................  9,223,000   3,419,580
  *Orient Semiconductor Electronics, Ltd................  5,107,276     698,394
   Pacific Construction Co., Ltd........................  1,922,452     513,408
  *Pan Jit International, Inc...........................  5,521,837   1,830,622
  *Pan-International Industrial Corp....................  2,210,967   1,824,215
  #Paragon Technologies Co., Ltd........................  1,209,100   1,393,603
 #*Pegatron Corp........................................ 26,498,998  33,409,015
   Phihong Technology Co., Ltd..........................    682,320     446,571
  *Picvue Electronics, Ltd..............................    241,600          --
   Plotech Co., Ltd.....................................    894,282     345,593
  *Portwell, Inc........................................    152,000     145,523
  *Potrans Electrical Corp..............................  1,139,000     169,997
   Pou Chen Corp........................................ 29,022,550  29,339,874
  *Power Quotient International Co., Ltd................    876,000     365,173
   Powercom Co., Ltd....................................  2,937,930     655,582
  *Powertech Industrial Co., Ltd........................    131,000      84,262
  #Powertech Technology, Inc............................  5,986,000   9,286,157
  *President Securities Corp............................ 12,145,992   6,542,501
   Prince Housing & Development Corp....................  5,177,075   3,478,066
  *Procomp Informatics, Ltd.............................    391,440          --
  *Prodisc Technology, Inc..............................  6,185,157      35,994
  #Promate Electronic Co., Ltd..........................    949,000     758,212
  *Promise Technology, Inc..............................     74,000      27,822
 #*Qisda Corp........................................... 25,179,171   5,422,436
  *Quanta Storage, Inc..................................    477,000     283,471
   Quintain Steel Co., Ltd..............................  5,769,629   1,232,772
   Radiant Opto-Electronics Corp........................  1,331,624   5,530,761
  #Radium Life Tech Corp................................  9,580,369   5,956,544
  #Ralec Electronic Corp................................    477,087     443,081
   Realtek Semiconductor Corp...........................  1,418,888   2,667,519
   Rechi Precision Co., Ltd.............................  2,253,836   1,607,054
  *Rich Development Co., Ltd............................  1,472,000     712,735
 #*Ritek Corp........................................... 46,819,622   4,785,546
  *Sainfoin Technology Corp.............................    835,498          --
   Sampo Corp...........................................  9,606,925   2,969,508
  *Sanyang Industrial Co., Ltd.......................... 12,416,624   7,894,886
   Sanyo Electric Taiwan Co., Ltd.......................    318,000     321,502
   SDI Corp.............................................  1,039,000     683,714
   Sesoda Corp..........................................    927,500     980,453
   Shan-Loong Transportation Co., Ltd...................     66,000      48,224
   Sheng Yu Steel Co., Ltd..............................  1,918,000   1,174,813

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
  #ShenMao Technology, Inc..............................   1,034,000 $ 1,115,079
   Shih Wei Navigation Co., Ltd.........................   1,430,000   1,179,327
   Shihlin Electric & Engineering Corp..................   4,381,000   5,201,589
 #*Shin Kong Financial Holding Co., Ltd.................  94,145,151  24,354,505
   Shin Zu Shing Co., Ltd...............................     685,067   2,365,731
  #Shinkong Insurance Co., Ltd..........................   3,044,412   1,942,971
   Shinkong Synthetic Fibers Co., Ltd...................  26,053,754   7,988,518
 #*Shuttle, Inc.........................................   2,425,015     825,069
  #Sigurd Microelectronics Corp.........................   6,636,047   5,503,768
 #*Silicon Integrated Systems Corp......................  10,194,165   3,729,806
   Sinbon Electronics Co., Ltd..........................   2,428,000   2,129,480
   Sincere Navigation Corp..............................   4,532,740   3,798,742
   Sinkang Industries, Ltd..............................     910,557     307,423
 #*Sino-American Silicon Products, Inc..................   1,344,000   1,296,724
  #Sinon Corp...........................................   5,964,877   2,612,259
   SinoPac Financial Holdings Co., Ltd.................. 105,379,958  40,717,341
  *Sirtec International Co., Ltd........................     277,000     307,749
   Sitronix Technology Corp.............................   1,341,000   1,679,693
 #*Siward Crystal Technology Co., Ltd...................   1,411,875     392,467
  *Solomon Technology Corp..............................   1,375,950     520,136
 #*Solytech Enterprise Corp.............................   2,027,000     588,880
  #Southeast Cement Co., Ltd............................   3,491,700   1,522,458
   Spirox Corp..........................................   1,115,661     425,507
   Standard Chemical & Pharmaceutical Co., Ltd..........     166,181     137,521
   Star Comgistic Capital Co., Ltd......................     964,460     345,799
  #Stark Technology, Inc................................   2,041,200   1,678,746
   Sunonwealth Electric Machine Industry Co., Ltd.......     478,421     286,431
  *Sunplus Technology Co., Ltd..........................   8,214,620   2,289,878
   Sunrex Technology Corp...............................     920,000     385,665
   Sunspring Metal Corp.................................      96,000      88,193
   Super Dragon Technology Co., Ltd.....................     184,175     146,185
  #Supreme Electronics Co., Ltd.........................   3,110,681   1,133,137
   Sweeten Construction Co., Ltd........................   1,191,825     651,121
  *Sysage Technology Co., Ltd...........................     104,000      87,670
   Sysware Systex Corp..................................     801,801     846,353
   Ta Chen Stainless Pipe Co., Ltd......................   7,322,074   3,545,203
  *Ta Chong Bank, Ltd...................................  25,875,840   8,115,619
   Ta Ya Electric Wire & Cable Co., Ltd.................   8,860,329   2,039,908
  #Tah Hsin Industrial Corp.............................   1,700,000   1,598,822
  *TAI Roun Products Co., Ltd...........................      63,000      22,418
   TA-I Technology Co., Ltd.............................   1,605,915     911,729
   Taichung Commercial Bank.............................  24,913,654   7,881,109
  #Tainan Enterprises Co., Ltd..........................   1,689,183   1,640,960
  #Tainan Spinning Co., Ltd.............................  16,079,442   7,091,633
  #Taishin Financial Holdings Co., Ltd..................  89,807,230  32,081,338
  #Taisun Enterprise Co., Ltd...........................   3,464,410   1,847,795
   Taita Chemical Co., Ltd..............................   3,960,264   1,171,694
  *Taiwan Business Bank.................................  51,666,106  14,360,067
   Taiwan Cement Corp...................................  44,762,440  57,316,325
   Taiwan Cogeneration Corp.............................   3,677,333   2,358,389
   Taiwan Cooperative Financial Holding, Ltd............  76,087,819  39,553,995
   Taiwan Fertilizer Co., Ltd...........................     601,000   1,430,323
   Taiwan Fire & Marine Insurance Co., Ltd..............   1,144,000     802,296
  *Taiwan Flourescent Lamp Co., Ltd.....................     756,000      77,120
  #Taiwan Fu Hsing Industrial Co., Ltd..................   2,083,000   1,646,817
  #Taiwan Glass Industry Corp...........................   9,558,710   9,133,916
  *Taiwan Hopax Chemicals Manufacturing Co., Ltd........     235,000      93,312
  *Taiwan Kolin Co., Ltd................................   5,797,000          --
 #*Taiwan Land Development Corp.........................   9,613,215   3,743,027
   Taiwan Mask Corp.....................................   3,148,250     996,342
   Taiwan Navigation Co., Ltd...........................     541,000     424,085

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES        VALUE++
                                                         -----------   -----------
TAIWAN -- (Continued)
   Taiwan Paiho Co., Ltd................................   3,052,550   $ 1,665,130
  #Taiwan Pulp & Paper Corp.............................   7,035,660     2,062,217
   Taiwan Sakura Corp...................................   2,643,472     1,410,236
  *Taiwan Semiconductor Co., Ltd........................     239,000       102,142
   Taiwan Sogo Shinkong Security Co., Ltd...............     612,205       692,651
  *Taiwan Styrene Monomer Corp..........................  10,231,856     2,592,839
   Taiwan Tea Corp......................................  10,090,092     4,879,039
  *Taiwan Union Technology Corp.........................     767,000       370,207
   Taiyen Biotech Co., Ltd..............................   3,286,000     2,192,316
 #*Tatung Co., Ltd......................................  30,310,982     6,951,726
  *Teapo Electronic Corp................................     679,860        90,178
   Teco Electric & Machinery Co., Ltd...................  29,929,725    20,321,333
  *Tecom, Ltd...........................................     703,753        46,197
  *Tekcore Co., Ltd.....................................      82,000        32,055
   Test-Rite International Co., Ltd.....................   1,841,266     1,363,542
  #Thinking Electronic Industrial Co., Ltd..............   1,350,000     1,285,364
   Ton Yi Industrial Corp...............................  12,140,600     6,830,762
  #Tong Yang Industry Co., Ltd..........................   5,178,808     4,173,652
   Tong-Tai Machine & Tool Co., Ltd.....................   2,875,753     2,144,237
   Topco Scientific Co., Ltd............................   1,312,719     1,939,695
  #Topoint Technology Co., Ltd..........................   2,277,924     1,281,687
   Tung Ho Steel Enterprise Corp........................  10,511,274     9,960,407
  #Tung Ho Textile Co., Ltd.............................   2,775,000       763,657
   TYC Brother Industrial Co., Ltd......................   2,759,212       980,122
 #*Tycoons Group Enterprise Co., Ltd....................   8,168,938     1,234,833
  *Tyntek Corp..........................................   4,128,683       893,596
 #*Tze Shin International Co., Ltd......................   1,161,418       554,642
   Unimicron Technology Corp............................  22,801,363    23,297,221
  #*Union Bank of Taiwan................................   9,859,493     3,373,124
  #Unitech Electronics Co., Ltd.........................   1,308,739       624,869
  #Unitech Printed Circuit Board Corp...................  10,397,281     3,045,653
   United Integration Service Co., Ltd..................   1,576,000     1,382,173
  #United Microelectronics Corp......................... 206,208,681    76,461,049
  #Universal Cement Corp................................   5,691,551     2,715,938
  *Universal Microelectronics Co., Ltd..................     353,491        77,848
   Universal, Inc.......................................      62,902        35,307
   Unizyx Holding Corp..................................   6,453,000     2,625,603
   UPC Technology Corp..................................  11,858,140     6,104,808
   USI Corp.............................................   5,766,691     4,338,462
 #*U-Tech Media Corp....................................   1,946,799       345,642
   Ve Wong Corp.........................................   1,594,806     1,053,295
  *Via Technologies, Inc................................      14,500         6,639
  *Wafer Works Corp.....................................     434,000       171,558
  *Wah Hong Industrial Corp.............................     132,000       182,297
   Wah Lee Industrial Corp..............................   1,610,000     2,059,407
  *Walsin Lihwa Corp....................................  50,946,412    13,928,723
  *Walsin Technology Corp., Ltd.........................   9,444,230     2,095,163
 #*Walton Advanced Engineering, Inc.....................   4,981,853     1,300,880
  *Wan Hai Lines Co., Ltd...............................   7,337,000     3,586,682
   WAN HWA Enterprise Co., Ltd..........................     676,568       330,980
   Waterland Financial Holdings Co., Ltd................  29,605,572     8,953,828
  *WEI Chih Steel Industrial Co., Ltd...................   1,914,898       291,404
  *Wei Mon Industry Co., Ltd............................   1,515,000       720,767
   Weikeng Industrial Co., Ltd..........................   1,544,550     1,075,247
   Well Shin Technology Co., Ltd........................     935,080     1,282,753
  *Wellypower Optronics Corp............................   2,128,000       825,688
  *Weltrend Semiconductor, Inc..........................   1,405,000       494,642
 #*Winbond Electronics Corp.............................  47,362,885     6,375,695
 #*Wintek Corp..........................................  32,517,507    12,829,762
  #Wistron Corp.........................................  13,521,650    12,971,337
   WPG Holdings, Ltd....................................   1,513,092     1,825,024

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES       VALUE++
                                                                   ----------- --------------
TAIWAN -- (Continued)
   WT Microelectronics Co., Ltd...................................   3,043,096 $    3,678,042
 #*WUS Printed Circuit Co., Ltd...................................   5,868,928      2,377,765
  *Yageo Corp.....................................................  33,089,840      9,571,392
  *Yang Ming Marine Transport Corp................................  22,980,676      8,960,819
   YC INOX Co., Ltd...............................................   4,340,667      2,286,335
   Yem Chio Co., Ltd..............................................   2,810,511      1,995,090
   YFY, Inc.......................................................  17,172,847      6,990,485
 #*Yi Jinn Industrial Co., Ltd....................................   4,146,796        985,362
   Yieh Phui Enterprise Co., Ltd..................................  15,236,235      4,243,557
  #Young Fast Optoelectronics Co., Ltd............................   2,425,000      4,153,545
   Yuanta Financial Holding Co., Ltd.............................. 133,219,654     60,117,619
  #Yulon Motor Co., Ltd...........................................  12,335,572     21,485,248
   Yung Chi Paint & Varnish Manufacturing Co., Ltd................     368,687        696,386
   Yung Tay Engineering Co., Ltd..................................   2,305,000      4,590,780
  #Zenitron Corp..................................................   2,906,000      1,759,239
  #Zig Sheng Industrial Co., Ltd..................................   8,081,834      2,464,211
   Zippy Technology Corp..........................................     343,000        239,261
                                                                               --------------
TOTAL TAIWAN......................................................              2,092,328,264
                                                                               --------------
THAILAND -- (3.0%)
   A.J. Plast PCL (Foreign).......................................   1,901,100        936,594
   Aapico Hitech PCL (Foreign)....................................     539,800        390,981
   Asia Plus Securities PCL (Foreign).............................  13,554,300      1,008,281
   Asian Property Development PCL (Foreign).......................   7,736,700      2,196,062
   Bangchak Petroleum PCL (Foreign)...............................   9,727,700      8,331,228
   Bangkok Bank PCL (Foreign).....................................   6,294,000     37,168,483
   Bangkok Bank PCL (Foreign) NVDR................................   8,364,700     48,305,119
   Bangkok Expressway PCL (Foreign)...............................   5,220,100      4,726,192
   Bangkok Insurance PCL (Foreign)................................     151,520      1,319,930
   Bangkokland PCL (Foreign)...................................... 119,899,203      5,163,685
   Bank of Ayudhya PCL (Foreign)..................................  22,788,300     22,305,024
   Bank of Ayudhya PCL (Foreign) NVDR.............................   6,065,200      5,855,062
   Banpu PCL (Foreign)............................................     818,450     10,681,240
   Cal-Comp Electronics (Thailand) PCL (Foreign)..................  19,067,700      1,654,815
   Capital Nomura Securities PCL (Foreign)........................     248,600        255,494
   Central Plaza Hotel PCL (Foreign)..............................   4,827,500      3,071,330
   Charoong Thai Wire & Cable PCL (Foreign).......................       7,300          2,322
   Delta Electronics Thailand PCL (Foreign).......................   6,746,600      6,438,436
   Eastern Water Resources Development & Management PCL (Foreign).   8,211,500      3,402,481
   Erawan Group PCL (Foreign).....................................   5,037,850        562,135
   Esso (Thailand) PCL (Foreign)..................................  23,143,400      8,154,934
  *G J Steel PCL (Foreign)........................................ 214,856,100        981,398
  *G Steel PCL (Foreign)..........................................  79,804,200        911,304
  *GFPT PCL(Foreign)..............................................     151,500         36,083
  *Golden Land Property PCL (Foreign) NVDR........................   2,669,500        688,060
   Hana Microelectronics PCL (Foreign)............................   4,898,000      3,515,693
   Hermraj Land & Development PCL (Foreign).......................  29,104,000      2,981,617
   ICC International PCL (Foreign)................................   2,682,700      3,632,367
   IRPC PCL (Foreign)............................................. 109,888,500     15,416,657
  *Italian-Thai Development PCL (Foreign) NVDR....................  26,606,800      3,507,063
   Kang Yong Electric PCL (Foreign)...............................       3,400         36,052
   KGI Securities (Thailand) PCL (Foreign)........................  10,147,500        728,369
   Kiatnakin Bank PCL (Foreign)...................................   4,546,400      6,600,809
   Krung Thai Bank PCL (Foreign)..................................  81,680,000     48,235,171
  *Krungthai Card PCL (Foreign)...................................     315,900        280,857
  *Laguna Resorts & Hotels PCL (Foreign)..........................   1,342,400      1,565,768
   Loxley PCL (Foreign)...........................................   9,376,400      1,419,462
   MBK PCL (Foreign)..............................................     992,100      3,576,739
   Padaeng Industry PCL (Foreign) NVDR............................   1,412,500        599,103
   Polyplex PCL (Foreign).........................................   4,533,900      2,041,364
   Precious Shipping PCL (Foreign)................................   5,787,500      2,530,261

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
THAILAND -- (Continued)
   Property Perfect PCL (Foreign)......................  35,661,100 $  1,291,479
   PTT Global Chemical PCL (Foreign)...................  31,932,741   63,552,927
   PTT PCL (Foreign)...................................   5,915,600   61,375,556
   Quality Houses PCL (Foreign)........................  65,900,941    4,601,240
  *Regional Container Lines PCL (Foreign)..............   5,424,700    1,238,920
   Saha Pathana Inter-Holding PCL (Foreign)............   2,906,200    2,797,158
   Saha Pathanapibul PCL (Foreign).....................   1,594,833    2,939,904
   Saha-Union PCL (Foreign)............................   2,976,400    3,690,153
  *Sahaviriya Steel Industries PCL (Foreign)........... 117,166,640    2,523,001
   Samart Corp. PCL (Foreign)..........................   1,561,100      570,451
   Sansiri PCL (Foreign)...............................  51,381,964    5,163,343
   SC Asset Corp. PCL (Foreign)........................   4,542,500    2,845,546
   Siamgas & Petrochemicals PCL (Foreign)..............     114,900       54,357
   Somboon Advance Technology PCL (Foreign)............      57,600       53,090
   Sri Ayudhya Capital PCL (Foreign)...................     233,300      176,592
   Sri Trang Agro Industry PCL (Foreign)...............   7,551,700    3,892,883
  *Srithai Superware PCL (Foreign).....................     348,100      329,361
  *Tata Steel (Thailand) PCL (Foreign).................  37,981,100      991,350
  *Thai Airways International PCL (Foreign)............  14,595,611   11,000,281
   Thai Carbon Black PCL (Foreign).....................     197,900      179,175
   Thai Oil PCL (Foreign)..............................  10,763,000   23,439,812
   Thai Rayon PCL (Foreign)............................     165,000      274,551
   Thai Stanley Electric PCL (Foreign).................     193,800    1,378,414
   Thai Stanley Electric PCL (Foreign) NVDR............      43,100      306,551
   Thai Wacoal PCL (Foreign)...........................      93,300      145,353
  *Thaicom PCL (Foreign)...............................   7,862,900    5,643,843
   Thanachart Capital PCL (Foreign)....................   9,080,500   10,961,778
   Thoresen Thai Agencies PCL (Foreign)................   5,034,900    2,628,333
   Ticon Industrial Connection PCL (Foreign)...........   2,440,687    1,043,165
  *Tipco Asphalt PCL (Foreign).........................      13,700       20,561
   Tisco Financial Group PCL (Foreign).................   1,804,300    2,634,337
   TMB Bank PCL (Foreign).............................. 209,038,700   12,549,142
   Total Access Communication PCL (Foreign) (B1XFLM7)..   1,045,780    3,027,533
   Total Access Communication PCL (Foreign) (B231MK7)..   7,344,500   20,847,357
   TPI Polene PCL (Foreign)............................  11,792,824    5,425,084
  *Tycoons Worldwide Group PCL (Foreign)...............   1,243,300      261,641
   Vanachai Group PCL (Foreign)........................   7,803,700    1,237,389
   Vinythai PCL (Foreign)..............................   6,507,217    3,906,453
                                                                    ------------
TOTAL THAILAND.........................................              536,212,089
                                                                    ------------
TURKEY -- (2.5%)
   Adana Cimento Sanayii T.A.S. Series A...............     929,251    1,830,537
   Adana Cimento Sanayii T.A.S. Series C...............      48,500       18,948
   Akcansa Cimento A.S.................................     275,629    1,357,435
  *Akenerji Elektrik Uretim A.S........................     610,003      711,421
  *Akfen Holding A.S...................................      29,109      147,492
   Aksa Akrilik Kimya Sanayii A.S......................   1,735,088    4,557,939
   Aksigorta A.S.......................................   1,246,074    1,405,275
   Alarko Holding A.S..................................   1,328,166    3,083,313
  *Albaraka Turk Katilim Bankasi A.S...................   3,069,160    2,432,344
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.      57,536    1,148,962
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S............   4,326,842    2,219,411
  *Anadolu Cam Sanayii A.S.............................   1,914,191    2,863,431
   Arcelik A.S.........................................   1,205,734    7,968,964
  *Asya Katilim Bankasi A.S............................   9,625,868   10,803,678
   Ayen Enerji A.S.....................................           1            1
   Aygaz A.S...........................................   1,020,159    4,703,766
   Baticim Bati Anabolu Cimento Sanayii A.S............     259,882      974,395
   Bolu Cimento Sanayii A.S............................   1,056,634      777,852
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......     146,421    2,197,490
   Cimsa Cimento Sanayi ve Ticaret A.S.................     588,148    2,780,919

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                SHARES     VALUE++
                                                                              ---------- -----------
TURKEY -- (Continued)
  *Deva Holding A.S..........................................................    620,118 $   699,342
  *Dogan Gazetecilik A.S.....................................................    572,836     463,848
  *Dogan Sirketler Grubu Holding A.S......................................... 16,350,353   7,112,943
  *Dogan Yayin Holding A.S...................................................     32,763      11,878
   Dogus Otomotiv Servis ve Ticaret A.S......................................  1,016,045   3,778,653
   Eczacibasi Yatirim Holding Ortakligi A.S..................................    665,589   2,176,244
   EGE Seramik Sanayi ve Ticaret A.S.........................................  1,130,334   1,432,147
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.  3,475,392   3,683,797
   Eregli Demir ve Celik Fabrikalari T.A.S................................... 17,225,650  20,468,013
   Gentas Genel Metal Sanayi ve Ticaret A.S..................................    806,153     593,430
  *Global Yatirim Holding A.S................................................  4,381,715   3,078,888
  *GSD Holding A.S...........................................................  4,585,286   1,764,418
  *Gunes Sigorta A.S.........................................................    424,619     495,365
  *Hurriyet Gazetecilik ve Matbaacilik A.S...................................  3,447,484   1,556,518
  *Ihlas EV Aletleri A.S.....................................................  2,765,346   1,095,205
  *Ihlas Holding A.S......................................................... 14,129,873  10,324,144
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S................................  1,550,703   3,912,422
  *Is Finansal Kiralama A.S..................................................  2,665,969   1,456,643
   Is Yatirim Menkul Degerler A.S............................................    415,031     403,291
  *Isiklar Yatirim Holding A.S...............................................  1,581,704     564,404
   Ittifak Holding A.S.......................................................     92,228     266,691
  *Izmir Demir Celik Sanayi A.S..............................................  1,606,043   3,644,654
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A...............  3,504,754   2,875,300
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B...............  1,815,352   2,106,447
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D............... 11,265,029   8,292,991
   KOC Holding A.S. Series B................................................. 12,307,828  57,824,446
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S........    818,697   1,640,004
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.............................  3,016,595   7,658,974
  *Marti Otel Isletmeleri A.S................................................         --          --
  *Menderes Tekstil Sanayi ve Ticaret A.S....................................  4,899,721   1,638,983
  *Metro Ticari ve Mali Yatirimlar Holding A.S...............................  3,286,794     863,049
  *Net Turizm Ticaret ve Sanayi A.S..........................................  3,429,929   1,225,609
   Netas Telekomunikasyon A.S................................................      1,704       9,878
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.....................     99,140     363,968
   Petkim Petrokimya Holding A.S.............................................  5,609,676   6,416,583
   Pinar Entegre Et ve Un Sanayi A.S.........................................    319,142   1,022,469
   Pinar SUT Mamulleri Sanayii A.S...........................................    184,329   1,505,761
  *Polyester Sanayi A.S......................................................  2,097,738   1,404,211
  *Raks Elektronik Sanayi ve Ticaret A.S.....................................      5,859       2,582
  *Reysas Tasimacilik ve Lojistik Ticaret A.S................................     43,575      17,988
  *Sabah Yayincilik A.S......................................................     31,938      67,707
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S........................  1,335,250   1,714,070
  *Sekerbank T.A.S...........................................................  6,881,502   5,875,256
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S..................................  2,180,465   2,616,310
  *Soda Sanayii A.S..........................................................    854,840   1,326,634
   Tekfen Holding A.S........................................................  1,777,235   6,430,987
  *Tekstil Bankasi A.S.......................................................  1,683,023     647,794
  *Trakya Cam Sanayii A.S....................................................  4,162,753   5,093,631
   Turcas Petrol A.S.........................................................  1,352,130   2,188,279
  *Turk Hava Yollari A.S..................................................... 11,412,196  26,434,224
   Turkiye Is Bankasi A.S.................................................... 26,987,224  91,891,467
   Turkiye Sinai Kalkinma Bankasi A.S........................................  5,427,931   6,240,300
   Turkiye Sise ve Cam Fabrikalari A.S.......................................  6,563,912   9,596,242
   Turkiye Vakiflar Bankasi T.A.O............................................ 13,789,100  32,480,322
   Ulker Biskuvi Sanayi A.S..................................................  1,193,622   5,415,268
  *Uzel Makina Sanayii A.S...................................................    275,043          --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S...................................  1,067,440   1,524,611
  *Vestel Elektronik Sanayi ve Ticaret A.S...................................  2,059,212   2,069,583

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES       VALUE++
                                                               ---------- ---------------
TURKEY -- (Continued)
   *Yapi ve Kredi Bankasi A.S................................. 13,027,710 $    33,462,762
                                                                          ---------------
TOTAL TURKEY..................................................                450,911,201
                                                                          ---------------
TOTAL COMMON STOCKS...........................................             16,026,976,352
                                                                          ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
   Alpargatas SA..............................................    396,962       3,005,974
   Banco ABC Brasil SA........................................    836,004       4,749,999
   Banco Alfa de Investimento SA..............................     60,126         150,681
   Banco Daycoval SA..........................................    566,248       2,952,446
   Banco do Estado do Rio Grande do Sul SA....................    825,871       6,526,294
   Banco Industrial e Comercial SA............................  1,643,900       5,390,499
  *Banco Indusval SA..........................................        200             664
   Banco Panamericano SA......................................  1,025,800       2,353,575
   Banco Pine SA..............................................    347,277       2,427,972
   Banco Sofisa SA............................................    694,800       1,221,258
   Braskem SA Preferred Series A..............................  1,953,967      12,910,680
  #Braskem SA Sponsored ADR...................................    625,703       8,184,195
  *Cia de Tecidos Norte de Minas - Coteminas SA...............    901,775       1,243,185
   Cia Ferro Ligas da Bahia - Ferbasa.........................    887,334       4,355,737
   Eucatex SA Industria e Comercio SA.........................    163,188         645,987
   Financeira Alfa SA Credito Financiamento e Investimentos...     33,900          74,942
   Forjas Taurus SA...........................................    995,390       1,622,186
   Gerdau SA..................................................  4,348,672      38,004,445
  #Gerdau SA Sponsored ADR.................................... 10,428,393      91,665,574
  *Inepar SA Industria e Construcoes..........................  1,430,808       1,352,577
   Klabin SA..................................................  7,228,638      42,459,640
  *Mangels Industrial SA......................................      3,600           5,707
   Marcopolo SA...............................................  1,173,349       6,880,474
   Parana Banco SA............................................    117,100         780,647
   Petroleo Brasileiro SA..................................... 12,506,758     128,081,813
   Petroleo Brasileiro SA ADR................................. 16,172,808     332,027,748
   Suzano Papel e Celulose SA.................................  6,209,800      16,143,248
   Unipar Participacoes SA Preferred Series B.................  8,925,036       1,801,662
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A.. 11,752,415      56,764,329
  *Vale SA....................................................    239,144          10,479
   Whirlpool SA...............................................     71,400         110,384
                                                                          ---------------
TOTAL BRAZIL..................................................                773,905,001
                                                                          ---------------
COLOMBIA -- (0.0%)
   Grupo de Inversiones Suramericana SA.......................    170,374       3,489,767
                                                                          ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.......................................    488,036          41,292
                                                                          ---------------
MALAYSIA -- (0.0%)
  *TA Global Berhad...........................................  3,497,803         281,138
                                                                          ---------------
TOTAL PREFERRED STOCKS........................................                777,717,198
                                                                          ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Viver Incorporadora e Construtora SA Rights 11/05/12.......    508,767          50,099
                                                                          ---------------
MALAYSIA -- (0.0%)
  *Hubline Berhad Warrants 11/04/19...........................    925,580           7,597
  *Malayan Flour Mills Berhad Warrants 05/09/17...............     27,250           3,131
  *RCE Capital Berhad Rights 11/19/12.........................  2,176,200              --
                                                                          ---------------
TOTAL MALAYSIA................................................                     10,728
                                                                          ---------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights................................ 10,512,907          48,734
                                                                          ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                SHARES        VALUE++
                                                                                              ----------- ---------------
THAILAND -- (0.0%)
  *Sahaviriya Steel Industries PCL (Foreign) Rights 11/30/12.................................  11,716,664 $            --
                                                                                                          ---------------
TURKEY -- (0.0%)
  *ArcelorMittal Warrants 12/04/12...........................................................     794,124              --
                                                                                                          ---------------
TOTAL RIGHTS/WARRANTS........................................................................                     109,561
                                                                                                          ---------------

                                                                                                SHARES/
                                                                                                 FACE
                                                                                                AMOUNT
                                                                                                 (000)        VALUE+
                                                                                              ----------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@DFA Short Term Investment Fund...........................................................  90,406,223   1,046,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized by
     FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $10,294,594) to be repurchased at
     $10,092,837............................................................................. $    10,093      10,092,739
                                                                                                          ---------------
TOTAL SECURITIES LENDING COLLATERAL..........................................................               1,056,092,739
                                                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,106,640,494)                                                                                  $17,860,895,850
                                                                                                          ===============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund (hereafter referred to as the "Fund") as of October 31, 2012, and for the year then ended and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on
 Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of October 31, 2012 appearing in Item 6 of this
 Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: January 3, 2013

By:  /s/ David R. Martin
     ----------------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: January 3, 2013